UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2025

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML Conservative Allocation Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$15	0.14%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IZDOF

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	10.29%	3.98%	5.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Custom MML Conservative Allocation Index	12.75%	4.55%	6.54%
The Custom MML Conservative Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000® Index, and  MSCI ACWI ex USA. The weightings of each index are 60%, 30%, and 10%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$207.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$224,063
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-IZDOF

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.3%
Equity Funds	40.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDOF

MML Conservative Allocation Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.39%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IZDOG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	9.98%	3.73%	5.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Custom MML Conservative Allocation Index	12.75%	4.55%	6.54%
The Custom MML Conservative Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000® Index, and  MSCI ACWI ex USA. The weightings of each index are 60%, 30%, and 10%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$207.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$224,063
Portfolio Turnover Rate	31%
MM202912-309770	PAGE 2	TSR-AR-IZDOG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Fixed Income Funds	59.3%
Equity Funds	40.7%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDOG

MML Balanced Allocation Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$15	0.14%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IZDPF

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	11.10%	4.76%	6.33%
MSCI ACWI	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Custom MML Balanced Allocation Index	14.11%	5.78%	7.64%
The Custom MML Balanced Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000® Index, and MSCI ACWI ex USA. The weightings of each index are 50%, 37.5%, and 12.5%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$273.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$281,078
Portfolio Turnover Rate	29%
MM202912-309770	PAGE 2	TSR-AR-IZDPF

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	50.8%
Fixed Income Funds	49.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDPF

MML Balanced Allocation Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.39%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IZDPG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.80%	4.49%	6.06%
MSCI ACWI	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Custom MML Balanced Allocation Index	14.11%	5.78%	7.64%
The Custom MML Balanced Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000® Index, and MSCI ACWI ex USA. The weightings of each index are 50%, 37.5%, and 12.5%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$273.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$281,078
Portfolio Turnover Rate	29%
MM202912-309770	PAGE 2	TSR-AR-IZDPG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	50.8%
Fixed Income Funds	49.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDPG

MML Moderate Allocation Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$13	0.12%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IZDQF

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	11.83%	5.72%	7.08%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Moderate Allocation Index	15.47%	7.01%	8.72%
The Custom MML Moderate Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000® Index, and MSCI ACWI ex USA. The weightings of each index are 40%, 45%, and 15%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$898.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$949,006
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IZDQF

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.7%
Fixed Income Funds	39.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDQF

MML Moderate Allocation Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.37%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IZDQG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	11.57%	5.46%	6.81%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Moderate Allocation Index	15.47%	7.01%	8.72%
The Custom MML Moderate Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000® Index, and MSCI ACWI ex USA. The weightings of each index are 40%, 45%, and 15%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$898.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$949,006
Portfolio Turnover Rate	27%
MM202912-309770	PAGE 2	TSR-AR-IZDQG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.7%
Fixed Income Funds	39.3%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDQG

MML Growth Allocation Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$13	0.12%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IZDRF

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	12.99%	7.08%	8.38%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Growth Allocation Index	17.51%	8.85%	10.31%
The Custom MML Growth Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000® Index, and MSCI ACWI ex USA. The weightings of each index are 25%, 56.25%, and 18.75%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$892.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$896,636
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-IZDRF

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	75.8%
Fixed Income Funds	24.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDRF

MML Growth Allocation Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.37%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IZDRG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	12.60%	6.78%	8.10%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Growth Allocation Index	17.51%	8.85%	10.31%
The Custom MML Growth Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000® Index, and MSCI ACWI ex USA. The weightings of each index are 25%, 56.25%, and 18.75%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$892.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$896,636
Portfolio Turnover Rate	26%
MM202912-309770	PAGE 2	TSR-AR-IZDRG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	75.8%
Fixed Income Funds	24.2%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDRG

MML Aggressive Allocation Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.16%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IZDSF

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	14.17%	8.36%	9.53%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Aggressive Allocation Index	19.55%	10.69%	11.85%
The Custom MML Aggressive Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000® Index, and MSCI ACWI ex USA. The weightings of each index are 10%, 67.5%, and 22.5%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$124.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$123,055
Portfolio Turnover Rate	28%
MM202912-309770	PAGE 2	TSR-AR-IZDSF

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDSF

MML Aggressive Allocation Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.41%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Style selection within U.S. large cap equity.
• The MML Blue Chip Growth Fund contributed to returns.
• Manager selection within fixed income, in particular to the MML Managed Bond Fund.
Top detractors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• The MML Focused Equity Fund detracted from returns.
• The MML Equity Income Fund underperformed and detracted from returns.
• The MML VIP MFS® International Equity Fund detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-IZDSG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	13.91%	8.11%	9.26%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Aggressive Allocation Index	19.55%	10.69%	11.85%
The Custom MML Aggressive Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index, Russell 3000® Index, and MSCI ACWI ex USA. The weightings of each index are 10%, 67.5%, and 22.5%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$124.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Total Advisory Fees Paid During the Reporting Period	$123,055
Portfolio Turnover Rate	28%
MM202912-309770	PAGE 2	TSR-AR-IZDSG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDSG

MML American Funds Growth Fund
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML American Funds Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$113	1.03%
1	The Fund is a feeder fund. The expenses shown in this table reflect the aggregate expenses of both the feeder fund and the master fund.
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector.
• An overweight allocation to the communication services sector contributed positively to relative performance.
• Stock selection within the materials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the communication services sector.
• An overweight allocation to the consumer discretionary sector detracted from relative performance.
• An underweight allocation to the information technology sector detracted from relative performance.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-TIM2A

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	19.66%	12.89%	17.47%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$345.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	1
Total Advisory Fees Paid During the Reporting Period	$465,986
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	100.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 2	TSR-AR-TIM2A

MML American Funds Core Allocation Fund
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML American Funds Core Allocation Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$78	0.73%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom MML Core Allocation Index:
• Manager selection contributed to performance.
• The American Funds® Insurance Series - Growth - Income Fund contributed positively to performance.
Top detractors to the Fund’s performance relative to the Custom MML Core Allocation Index:
• The American Funds Insurance Series - Washington Mutual Investors Fund underperformed and detracted from performance.
• The American Fund Insurance Series - International Fund detracted from performance.
MM202912-309770	PAGE 1	TSR-AR-TIM4A

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	14.54%	7.37%	8.39%
MSCI ACWI	22.34%	11.19%	11.72%
Custom MML Core Allocation Index	15.64%	8.61%	9.87%
The Custom MML Core Allocation Index is a hypothetical custom index which comprises the S&P 500® Index, Bloomberg U.S. Aggregate Bond Index, and MSCI ACWI ex USA. The weightings of each index are 55%, 35%, and 10%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$548.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	5
Total Advisory Fees Paid During the Reporting Period	$1,125,325
Portfolio Turnover Rate	49%
MM202912-309770	PAGE 2	TSR-AR-TIM4A

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	65.5%
Fixed Income Funds	34.5%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-TIM4A

MML Blue Chip Growth Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$85	0.78%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection was positive within the consumer discretionary sector.
• Stock selection was positive within the industrials sector.
• Stock selection was positive within the financials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the information technology sector.
• Stock selection was negative within the health care sector.
• An overweight allocation to the consumer discretionary sector detracted from relative performance.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIOF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	18.47%	11.08%	15.25%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$476.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Total Advisory Fees Paid During the Reporting Period	$3,520,743
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.5%
Alphabet, Inc. Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc. Class A	4.9%
Carvana Co.	4.1%
Eli Lilly & Co.	3.2%
Tesla, Inc.	2.9%

Sectors (% of Total Investments)
Information Technology	47.9%
Consumer Discretionary	16.7%
Communication Services	14.9%
Financials	8.0%
Health Care	7.0%
Industrials	3.2%
Consumer Staples	0.7%
Materials	0.6%
Utilities	0.5%
Retail	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITIOF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIOF

MML Blue Chip Growth Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	1.03%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection was positive within the consumer discretionary sector.
• Stock selection was positive within the industrials sector.
• Stock selection was positive within the financials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the information technology sector.
• Stock selection was negative within the health care sector.
• An overweight allocation to the consumer discretionary sector detracted from relative performance.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIOG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	18.19%	10.81%	14.97%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$476.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	64
Total Advisory Fees Paid During the Reporting Period	$3,520,743
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	14.2%
Microsoft Corp.	11.9%
Apple, Inc.	9.0%
Amazon.com, Inc.	6.5%
Alphabet, Inc. Class C	5.7%
Broadcom, Inc.	4.9%
Meta Platforms, Inc. Class A	4.9%
Carvana Co.	4.1%
Eli Lilly & Co.	3.2%
Tesla, Inc.	2.9%

Sectors (% of Total Investments)
Information Technology	47.9%
Consumer Discretionary	16.7%
Communication Services	14.9%
Financials	8.0%
Health Care	7.0%
Industrials	3.2%
Consumer Staples	0.7%
Materials	0.6%
Utilities	0.5%
Retail	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITIOG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIOG

MML Equity Income Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$85	0.79%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection was positive within the industrials sector.
• Stock selection was positive within the energy sector.
• Stock selection was positive within the financials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Sector allocation was the primary detractor from relative performance.
• Stock selection was weak within the materials sector.
• Stock selection was weak within the real estate sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIJF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	14.45%	11.14%	10.52%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$459.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Total Advisory Fees Paid During the Reporting Period	$3,113,439
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
QUALCOMM, Inc.	2.1%
MetLife, Inc.	2.1%
Citigroup, Inc.	2.1%
Alphabet, Inc. Class A	2.0%
Southern Co.	2.0%
JP Morgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
Elevance Health, Inc.	1.6%
Samsung Electronics Co. Ltd.	1.6%

Sectors (% of Total Investments)
Financials	22.8%
Industrials	14.3%
Health Care	13.5%
Information Technology	10.2%
Energy	8.4%
Consumer Staples	6.9%
Communication Services	6.7%
Utilities	6.1%
Consumer Discretionary	4.1%
Real Estate	3.4%
Materials	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITIJF

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05% for Initial Class and Service Class shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIJF

MML Equity Income Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.04%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection was positive within the industrials sector.
• Stock selection was positive within the energy sector.
• Stock selection was positive within the financials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Sector allocation was the primary detractor from relative performance.
• Stock selection was weak within the materials sector.
• Stock selection was weak within the real estate sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIJG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.10%	10.83%	10.24%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$459.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Total Advisory Fees Paid During the Reporting Period	$3,113,439
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
QUALCOMM, Inc.	2.1%
MetLife, Inc.	2.1%
Citigroup, Inc.	2.1%
Alphabet, Inc. Class A	2.0%
Southern Co.	2.0%
JP Morgan Chase & Co.	1.9%
Charles Schwab Corp.	1.9%
Bank of America Corp.	1.7%
Elevance Health, Inc.	1.6%
Samsung Electronics Co. Ltd.	1.6%

Sectors (% of Total Investments)
Financials	22.8%
Industrials	14.3%
Health Care	13.5%
Information Technology	10.2%
Energy	8.4%
Consumer Staples	6.9%
Communication Services	6.7%
Utilities	6.1%
Consumer Discretionary	4.1%
Real Estate	3.4%
Materials	2.9%
MM202912-309770	PAGE 2	TSR-AR-ITIJG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05% for Initial Class and Service Class shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIJG

MML Equity Index Fund
Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.44%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the information technology sector was the primary and leading contributor to returns.
• The positions in NVIDIA Corp., Alphabet, Inc., Broadcom, Inc., Microsoft Corp., and Apple, Inc. were the top contributors.
• Allocation to the communication services sector, financials, and industrials sectors.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• The real estate, materials, and consumer staples sectors were relative detractors.
• Positions in UnitedHealth Group, Inc., Fiserv, Inc., and Salesforce, Inc. were detractors to returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITI97

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	17.36%	13.92%	14.33%
S&P 500 Index	17.88%	14.42%	14.82%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$682.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Total Advisory Fees Paid During the Reporting Period	$614,214
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.1%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Exchange -Traded Funds	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITI97

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. Additionally, Non-Diversification Risk was added as a Principal Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITI97

MML Equity Index Fund
Class II
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$32	0.29%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the information technology sector was the primary and leading contributor to returns.
• The positions in NVIDIA Corp., Alphabet, Inc., Broadcom, Inc., Microsoft Corp., and Apple, Inc. were the top contributors.
• Allocation to the communication services sector, financials, and industrials sectors.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• The real estate, materials, and consumer staples sectors were relative detractors.
• Positions in UnitedHealth Group, Inc., Fiserv, Inc., and Salesforce, Inc. were detractors to returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITI98

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	17.57%	14.10%	14.50%
S&P 500 Index	17.88%	14.42%	14.82%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$682.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Total Advisory Fees Paid During the Reporting Period	$614,214
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.1%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Exchange -Traded Funds	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITI98

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. Additionally, Non-Diversification Risk was added as a Principal Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITI98

MML Equity Index Fund
Class III
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$15	0.14%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the information technology sector was the primary and leading contributor to returns.
• The positions in NVIDIA Corp., Alphabet, Inc., Broadcom, Inc., Microsoft Corp., and Apple, Inc. were the top contributors.
• Allocation to the communication services sector, financials, and industrials sectors.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• The real estate, materials, and consumer staples sectors were relative detractors.
• Positions in UnitedHealth Group, Inc., Fiserv, Inc., and Salesforce, Inc. were detractors to returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITI99

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class III - without sales charge	17.71%	14.26%	14.66%
S&P 500 Index	17.88%	14.42%	14.82%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$682.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Total Advisory Fees Paid During the Reporting Period	$614,214
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.1%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Exchange -Traded Funds	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITI99

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. Additionally, Non-Diversification Risk was added as a Principal Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITI99

MML Equity Index Fund
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$75	0.69%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the information technology sector was the primary and leading contributor to returns.
• The positions in NVIDIA Corp., Alphabet, Inc., Broadcom, Inc., Microsoft Corp., and Apple, Inc. were the top contributors.
• Allocation to the communication services sector, financials, and industrials sectors.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• The real estate, materials, and consumer staples sectors were relative detractors.
• Positions in UnitedHealth Group, Inc., Fiserv, Inc., and Salesforce, Inc. were detractors to returns.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITI9G

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	17.07%	13.63%	14.05%
S&P 500 Index	17.88%	14.42%	14.82%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$682.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	507
Total Advisory Fees Paid During the Reporting Period	$614,214
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.1%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Exchange -Traded Funds	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITI9G

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc. as subadviser of the Fund. At the same time, the Fund’s investment objective was updated as follows: The Fund seeks to provide investment results that correspond to the total return performance of publicly traded common stocks in the aggregate as represented by the S&P 500 Index.
On December 19, 2025, the Fund provided notice to shareholders that it was updating its Principal Investment Strategies to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index, the S&P 500 Index, is diversified, and that in seeking to track the S&P 500 Index, the Fund may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index. Additionally, Non-Diversification Risk was added as a Principal Risk.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITI9G

MML Focused Equity Fund
Class II
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$94	0.90%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• Stock selection within the communication services sector.
• An underweight allocation to the real estate sector.
• Stock selection within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the information technology sector.
• Stock selection within the health care sector.
• An underweight allocation to the communication services sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFS8

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	7.90%	8.75%	12.51%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Index	17.37%	13.59%	14.59%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$228.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	31
Total Advisory Fees Paid During the Reporting Period	$1,689,403
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Broadcom, Inc.	5.8%
Eli Lilly & Co.	5.2%
Alphabet, Inc. Class A	4.8%
Microsoft Corp.	4.5%
Mastercard, Inc. Class A	4.4%
American Express Co.	4.2%
Chubb Ltd.	4.1%
S&P Global, Inc.	4.1%
Linde PLC (LIN US)	3.9%
TJX Cos., Inc.	3.9%

Sectors (% of Total Investments)
Information Technology	25.5%
Financials	23.7%
Health Care	13.9%
Consumer Discretionary	13.0%
Industrials	7.9%
Consumer Staples	5.8%
Communication Services	4.8%
Materials	3.9%
MM202912-309770	PAGE 2	TSR-AR-IYFS8

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFS8

MML Focused Equity Fund
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$119	1.15%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• Stock selection within the communication services sector.
• An underweight allocation to the real estate sector.
• Stock selection within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the information technology sector.
• Stock selection within the health care sector.
• An underweight allocation to the communication services sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFSG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	7.75%	8.48%	12.23%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Index	17.37%	13.59%	14.59%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$228.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	31
Total Advisory Fees Paid During the Reporting Period	$1,689,403
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Broadcom, Inc.	5.8%
Eli Lilly & Co.	5.2%
Alphabet, Inc. Class A	4.8%
Microsoft Corp.	4.5%
Mastercard, Inc. Class A	4.4%
American Express Co.	4.2%
Chubb Ltd.	4.1%
S&P Global, Inc.	4.1%
Linde PLC (LIN US)	3.9%
TJX Cos., Inc.	3.9%

Sectors (% of Total Investments)
Information Technology	25.5%
Financials	23.7%
Health Care	13.9%
Consumer Discretionary	13.0%
Industrials	7.9%
Consumer Staples	5.8%
Communication Services	4.8%
Materials	3.9%
MM202912-309770	PAGE 2	TSR-AR-IYFSG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFSG

MML Foreign Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$107	0.92%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the information technology sector.
• Stock selection within the materials sector.
• Stock selection within the financials sector, where Societe Generale SA was the leading contributor.
• An underweight allocation to the health care sector.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the industrials sector.
• Stock selection and an overweight allocation to the utilities sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIQF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	32.60%	9.01%	6.72%
MSCI EAFE Index	31.22%	8.92%	8.18%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$170.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	111
Total Advisory Fees Paid During the Reporting Period	$1,450,436
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Roche Holding AG	2.3%
ASML Holding NV	2.2%
Societe Generale SA	2.2%
Sony Group Corp.	2.1%
Hitachi Ltd.	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
Lloyds Banking Group PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
Veolia Environnement SA	1.9%
ORIX Corp.	1.7%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	14.9%
Information Technology	12.7%
Consumer Discretionary	11.0%
Health Care	9.9%
Consumer Staples	7.9%
Materials	6.0%
Energy	5.8%
Utilities	1.9%
Communication Services	1.3%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.4%
United Kingdom	13.1%
Germany	12.3%
United States	11.2%
France	11.0%
Netherlands	4.2%
Australia	3.6%
Ireland	3.1%
Sweden	2.5%
Norway	2.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 2	TSR-AR-ITIQF

MML Foreign Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$136	1.17%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the information technology sector.
• Stock selection within the materials sector.
• Stock selection within the financials sector, where Societe Generale SA was the leading contributor.
• An underweight allocation to the health care sector.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• Stock selection within the industrials sector.
• Stock selection and an overweight allocation to the utilities sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIQG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	32.36%	8.76%	6.46%
MSCI EAFE Index	31.22%	8.92%	8.18%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$170.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	111
Total Advisory Fees Paid During the Reporting Period	$1,450,436
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Roche Holding AG	2.3%
ASML Holding NV	2.2%
Societe Generale SA	2.2%
Sony Group Corp.	2.1%
Hitachi Ltd.	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
Lloyds Banking Group PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
Veolia Environnement SA	1.9%
ORIX Corp.	1.7%

Sectors (% of Total Investments)
Financials	26.9%
Industrials	14.9%
Information Technology	12.7%
Consumer Discretionary	11.0%
Health Care	9.9%
Consumer Staples	7.9%
Materials	6.0%
Energy	5.8%
Utilities	1.9%
Communication Services	1.3%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.4%
United Kingdom	13.1%
Germany	12.3%
United States	11.2%
France	11.0%
Netherlands	4.2%
Australia	3.6%
Ireland	3.1%
Sweden	2.5%
Norway	2.4%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 2	TSR-AR-ITIQG

MML Fundamental Equity Fund
Class II
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$86	0.80%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Stock selection within the consumer staples sector.
• Stock selection within the communication services sector.
• Stock selection within the materials sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the information technology sector.
• Stock selection within the financials sector.
• Exposure to a normal cash position given relative strength of equities.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFU8

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	16.15%	12.47%	14.45%
S&P 500 Index	17.88%	14.42%	14.82%
The Fund’s name, investment objective, and investment strategy changed on March 2, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$370.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	68
Total Advisory Fees Paid During the Reporting Period	$984,036
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.6%
Microsoft Corp.	7.7%
Alphabet, Inc. Class A	6.9%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. Class A	4.1%
Broadcom, Inc.	3.3%
JP Morgan Chase & Co.	3.0%
Philip Morris International, Inc.	2.1%
Eli Lilly & Co.	2.0%

Sectors (% of Total Investments)
Information Technology	31.1%
Communication Services	12.4%
Financials	12.3%
Health Care	10.2%
Consumer Discretionary	8.5%
Industrials	8.4%
Consumer Staples	6.2%
Utilities	3.1%
Materials	2.6%
Energy	2.5%
Real Estate	2.0%
MM202912-309770	PAGE 2	TSR-AR-IYFU8

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, the Fund’s investment objective was updated as follows: This Fund seeks capital appreciation. Additionally, Issuer Focus Risk was added as a Principal Risk and references to the Fund investing in foreign securities were removed from the Fund’s Principal Investment Strategies and Principal Risks.
Effective, November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05%, for Class II and Service Class I shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFU8

MML Fundamental Equity Fund
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$113	1.05%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Stock selection within the consumer staples sector.
• Stock selection within the communication services sector.
• Stock selection within the materials sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the information technology sector.
• Stock selection within the financials sector.
• Exposure to a normal cash position given relative strength of equities.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYFUG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	15.90%	12.21%	14.17%
S&P 500 Index	17.88%	14.42%	14.82%
The Fund’s name, investment objective, and investment strategy changed on March 2, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$370.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	68
Total Advisory Fees Paid During the Reporting Period	$984,036
Portfolio Turnover Rate	63%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.6%
Microsoft Corp.	7.7%
Alphabet, Inc. Class A	6.9%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. Class A	4.1%
Broadcom, Inc.	3.3%
JP Morgan Chase & Co.	3.0%
Philip Morris International, Inc.	2.1%
Eli Lilly & Co.	2.0%

Sectors (% of Total Investments)
Information Technology	31.1%
Communication Services	12.4%
Financials	12.3%
Health Care	10.2%
Consumer Discretionary	8.5%
Industrials	8.4%
Consumer Staples	6.2%
Utilities	3.1%
Materials	2.6%
Energy	2.5%
Real Estate	2.0%
MM202912-309770	PAGE 2	TSR-AR-IYFUG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, the Fund’s investment objective was updated as follows: This Fund seeks capital appreciation. Additionally, Issuer Focus Risk was added as a Principal Risk and references to the Fund investing in foreign securities were removed from the Fund’s Principal Investment Strategies and Principal Risks.
Effective, November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.80% and 1.05%, for Class II and Service Class I shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFUG

MML Global Fund
Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.81%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
On April 25, 2025, the Fund replaced Massachusetts Financial Services Company with Invesco Advisers, Inc. During the transition period, the Fund reallocated portions of the portfolio to align with the new sub-adviser’s investment approach. These adjustments modestly affected performance in the second half of the reporting period.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• An underweight allocation to the consumer staples sector.
• An overweight allocation to the information technology sector in the second half of the reporting period.
• Stock selection within the communication services sector, led by Alphabet, Inc., which was impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the financials sector.
• Stock selection within the information technology sector.
• An underweight allocation to the utilities sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITJK7

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	23.00%	7.49%	9.95%
MSCI ACWI	22.34%	11.19%	11.72%
The Fund’s investment strategy changed on April 25, 2025. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$538.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,858,382
Portfolio Turnover Rate	71%
MM202912-309770	PAGE 2	TSR-AR-ITJK7

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	11.7%
Meta Platforms, Inc. Class A	6.1%
NVIDIA Corp.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
S&P Global, Inc.	4.0%
Lam Research Corp.	3.5%
Eli Lilly & Co.	3.2%
Visa, Inc. Class A	3.2%
Broadcom, Inc.	3.2%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	33.6%
Communication Services	21.8%
Health Care	12.9%
Financials	12.6%
Consumer Discretionary	10.6%
Industrials	5.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	67.5%
France	5.8%
Taiwan	4.9%
Canada	2.4%
Netherlands	2.4%
Germany	2.4%
China	2.3%
India	2.1%
Switzerland	2.0%
Japan	1.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as subadviser of the Fund. At the same time, the Fund’s Principal Investment Strategies were updated to reflect that the Fund invests mainly in common stock of U.S. and foreign companies, with a current emphasis on investments in the United States and other developed markets in Europe. Additionally, Derivatives Risk, Hedging Risk, and Issuer Focus Risk were added as Principal Risks, and Convertible Securities Risk and Value Company Risk were removed as Principal Risks.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.81%, 0.81%, and 1.06% for Class I, Class II, and Service Class I shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJK7

MML Global Fund
Class II
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$90	0.81%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
On April 25, 2025, the Fund replaced Massachusetts Financial Services Company with Invesco Advisers, Inc. During the transition period, the Fund reallocated portions of the portfolio to align with the new sub-adviser’s investment approach. These adjustments modestly affected performance in the second half of the reporting period.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• An underweight allocation to the consumer staples sector.
• An overweight allocation to the information technology sector in the second half of the reporting period.
• Stock selection within the communication services sector, led by Alphabet, Inc., which was impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the financials sector.
• Stock selection within the information technology sector.
• An underweight allocation to the utilities sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITJK8

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	23.11%	7.51%	9.96%
MSCI ACWI	22.34%	11.19%	11.72%
The Fund’s investment strategy changed on April 25, 2025. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$538.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,858,382
Portfolio Turnover Rate	71%
MM202912-309770	PAGE 2	TSR-AR-ITJK8

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	11.7%
Meta Platforms, Inc. Class A	6.1%
NVIDIA Corp.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
S&P Global, Inc.	4.0%
Lam Research Corp.	3.5%
Eli Lilly & Co.	3.2%
Visa, Inc. Class A	3.2%
Broadcom, Inc.	3.2%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	33.6%
Communication Services	21.8%
Health Care	12.9%
Financials	12.6%
Consumer Discretionary	10.6%
Industrials	5.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	67.5%
France	5.8%
Taiwan	4.9%
Canada	2.4%
Netherlands	2.4%
Germany	2.4%
China	2.3%
India	2.1%
Switzerland	2.0%
Japan	1.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as subadviser of the Fund. At the same time, the Fund’s Principal Investment Strategies were updated to reflect that the Fund invests mainly in common stock of U.S. and foreign companies, with a current emphasis on investments in the United States and other developed markets in Europe. Additionally, Derivatives Risk, Hedging Risk, and Issuer Focus Risk were added as Principal Risks, and Convertible Securities Risk and Value Company Risk were removed as Principal Risks.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.81%, 0.81%, and 1.06% for Class I, Class II, and Service Class I shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJK8

MML Global Fund
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$118	1.06%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
On April 25, 2025, the Fund replaced Massachusetts Financial Services Company with Invesco Advisers, Inc. During the transition period, the Fund reallocated portions of the portfolio to align with the new sub-adviser’s investment approach. These adjustments modestly affected performance in the second half of the reporting period.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• An underweight allocation to the consumer staples sector.
• An overweight allocation to the information technology sector in the second half of the reporting period.
• Stock selection within the communication services sector, led by Alphabet, Inc., which was impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the financials sector.
• Stock selection within the information technology sector.
• An underweight allocation to the utilities sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable,
MM202912-309770	PAGE 1	TSR-AR-ITJKG

one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	22.69%	7.24%	9.68%
MSCI ACWI	22.34%	11.19%	11.72%
The Fund’s investment strategy changed on April 25, 2025. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$538.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,858,382
Portfolio Turnover Rate	71%
MM202912-309770	PAGE 2	TSR-AR-ITJKG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	11.7%
Meta Platforms, Inc. Class A	6.1%
NVIDIA Corp.	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
S&P Global, Inc.	4.0%
Lam Research Corp.	3.5%
Eli Lilly & Co.	3.2%
Visa, Inc. Class A	3.2%
Broadcom, Inc.	3.2%
Microsoft Corp.	3.0%

Sectors (% of Total Investments)
Information Technology	33.6%
Communication Services	21.8%
Health Care	12.9%
Financials	12.6%
Consumer Discretionary	10.6%
Industrials	5.0%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	67.5%
France	5.8%
Taiwan	4.9%
Canada	2.4%
Netherlands	2.4%
Germany	2.4%
China	2.3%
India	2.1%
Switzerland	2.0%
Japan	1.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, Invesco Advisers, Inc. replaced Massachusetts Financial Services Company as subadviser of the Fund. At the same time, the Fund’s Principal Investment Strategies were updated to reflect that the Fund invests mainly in common stock of U.S. and foreign companies, with a current emphasis on investments in the United States and other developed markets in Europe. Additionally, Derivatives Risk, Hedging Risk, and Issuer Focus Risk were added as Principal Risks, and Convertible Securities Risk and Value Company Risk were removed as Principal Risks.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.81%, 0.81%, and 1.06% for Class I, Class II, and Service Class I shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJKG

MML Income & Growth Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$77	0.72%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector.
• Stock selection within the health care sector.
• Stock selection within the energy sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the materials sector.
• Stock selection within the information technology sector.
• Stock selection within the communication services sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYEKF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	13.34%	12.35%	10.73%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$131.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$860,447
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Merck & Co., Inc.	3.1%
Wells Fargo & Co.	2.5%
Chevron Corp.	2.4%
Medtronic PLC	2.3%
Prologis, Inc.	2.3%
Xcel Energy, Inc.	2.3%
Pinnacle West Capital Corp.	2.2%
Entergy Corp.	2.1%
Sanofi SA ADR	2.1%
Air Products & Chemicals, Inc.	2.1%

Sectors (% of Total Investments)
Financials	20.4%
Health Care	13.6%
Industrials	9.5%
Energy	9.0%
Utilities	9.0%
Information Technology	8.8%
Consumer Staples	7.7%
Materials	6.5%
Real Estate	6.2%
Communication Services	4.2%
Consumer Discretionary	3.3%
MM202912-309770	PAGE 2	TSR-AR-IYEKF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYEKF

MML Income & Growth Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector.
• Stock selection within the health care sector.
• Stock selection within the energy sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the materials sector.
• Stock selection within the information technology sector.
• Stock selection within the communication services sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IYEKG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	13.11%	12.07%	10.45%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$131.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$860,447
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Merck & Co., Inc.	3.1%
Wells Fargo & Co.	2.5%
Chevron Corp.	2.4%
Medtronic PLC	2.3%
Prologis, Inc.	2.3%
Xcel Energy, Inc.	2.3%
Pinnacle West Capital Corp.	2.2%
Entergy Corp.	2.1%
Sanofi SA ADR	2.1%
Air Products & Chemicals, Inc.	2.1%

Sectors (% of Total Investments)
Financials	20.4%
Health Care	13.6%
Industrials	9.5%
Energy	9.0%
Utilities	9.0%
Information Technology	8.8%
Consumer Staples	7.7%
Materials	6.5%
Real Estate	6.2%
Communication Services	4.2%
Consumer Discretionary	3.3%
MM202912-309770	PAGE 2	TSR-AR-IYEKG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYEKG

MML Managed Volatility Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.83%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the S&P 500 Index component was the largest contributor to returns.
• An underweight allocation to the health care sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Net effect of written call options in a rising equity market environment.
• Net effect of long put options in a rising equity market environment.
• An underweight allocation to the information technology sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and an additional index that provides a comparison to the returns of fixed income investments. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIAF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	10.65%	7.07%	6.11%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$93.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$707,066
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.2%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
MM202912-309770	PAGE 2	TSR-AR-ITIAF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIAF

MML Managed Volatility Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	1.08%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Allocation to the S&P 500 Index component was the largest contributor to returns.
• An underweight allocation to the health care sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Net effect of written call options in a rising equity market environment.
• Net effect of long put options in a rising equity market environment.
• An underweight allocation to the information technology sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and an additional index that provides a comparison to the returns of fixed income investments. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIAG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.37%	6.80%	5.85%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$93.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	523
Total Advisory Fees Paid During the Reporting Period	$707,066
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc. Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc. Class C	2.5%
Meta Platforms, Inc. Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	34.2%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
MM202912-309770	PAGE 2	TSR-AR-ITIAG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIAG

MML Mid Cap Growth Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.82%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection was positive within the consumer staples sector.
• Stock selection was positive within the energy sector.
• An overweight allocation to the health care sector contributed positively to relative results.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection was negative within the health care sector, particularly due to an out-of-benchmark position in Teleflex, Inc.
• Stock selection was negative within the industrials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITMCF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	4.35%	3.82%	9.94%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$379.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	127
Total Advisory Fees Paid During the Reporting Period	$2,383,734
Portfolio Turnover Rate	72%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.4%
Agilent Technologies, Inc.	2.1%
PTC, Inc.	2.0%
Lattice Semiconductor Corp.	1.9%
Yum! Brands, Inc.	1.9%
Mettler-Toledo International, Inc.	1.8%
Viking Holdings Ltd.	1.7%
Assurant, Inc.	1.7%
Tyler Technologies, Inc.	1.6%
Liberty Media Corp.-Liberty Formula One Class C	1.6%

Sectors (% of Total Investments)
Health Care	21.0%
Information Technology	19.0%
Consumer Discretionary	18.4%
Industrials	14.7%
Financials	8.2%
Communication Services	4.7%
Energy	4.1%
Consumer Staples	3.2%
Materials	2.7%
Real Estate	0.4%
MM202912-309770	PAGE 2	TSR-AR-ITMCF

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, Wellington Management Company LLP was removed as a subadviser of the Fund. The Fund’s Principal Investment Strategies were updated to reflect the removal of Wellington Management.
Effective November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April  30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.83% and 1.08% for Initial Class and Service Class  shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITMCF

MML Mid Cap Growth Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.07%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection was positive within the consumer staples sector.
• Stock selection was positive within the energy sector.
• An overweight allocation to the health care sector contributed positively to relative results.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection was negative within the health care sector, particularly due to an out-of-benchmark position in Teleflex, Inc.
• Stock selection was negative within the industrials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITMCG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	4.10%	3.56%	9.66%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$379.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	127
Total Advisory Fees Paid During the Reporting Period	$2,383,734
Portfolio Turnover Rate	72%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	2.4%
Agilent Technologies, Inc.	2.1%
PTC, Inc.	2.0%
Lattice Semiconductor Corp.	1.9%
Yum! Brands, Inc.	1.9%
Mettler-Toledo International, Inc.	1.8%
Viking Holdings Ltd.	1.7%
Assurant, Inc.	1.7%
Tyler Technologies, Inc.	1.6%
Liberty Media Corp.-Liberty Formula One Class C	1.6%

Sectors (% of Total Investments)
Health Care	21.0%
Information Technology	19.0%
Consumer Discretionary	18.4%
Industrials	14.7%
Financials	8.2%
Communication Services	4.7%
Energy	4.1%
Consumer Staples	3.2%
Materials	2.7%
Real Estate	0.4%
MM202912-309770	PAGE 2	TSR-AR-ITMCG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, Wellington Management Company LLP was removed as a subadviser of the Fund. The Fund’s Principal Investment Strategies were updated to reflect the removal of Wellington Management.
Effective November 14, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April  30, 2028, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.83% and 1.08% for Initial Class and Service Class  shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITMCG

MML Small Cap Growth Equity Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$112	1.08%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the health care sector, with Hims & Hers Health, Inc. as the top contributor.
• Stock selection and an underweight allocation to the information technology sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Weak stock selection within the industrials sector.
• Weak stock selection within the materials sector.
• An overweight allocation to the consumer discretionary sector, which underperformed the benchmark.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJCF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	7.34%	2.67%	10.59%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$137.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	176
Total Advisory Fees Paid During the Reporting Period	$1,397,889
Portfolio Turnover Rate	67%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
American Healthcare REIT, Inc.	1.6%
Verra Mobility Corp.	1.6%
SiTime Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Champion Homes, Inc.	1.4%
Alignment Healthcare, Inc.	1.3%
Phillips Edison & Co., Inc.	1.3%
Modine Manufacturing Co.	1.3%
Cargurus, Inc.	1.2%
HA Sustainable Infrastructure Capital, Inc.	1.2%

Sectors (% of Total Investments)
Health Care	23.9%
Industrials	22.6%
Information Technology	16.3%
Financials	11.6%
Consumer Discretionary	9.1%
Real Estate	4.4%
Energy	3.2%
Consumer Staples	2.2%
Materials	1.9%
Communication Services	1.6%
Utilities	1.3%
Exchange-Traded Funds	0.4%
MM202912-309770	PAGE 2	TSR-AR-ITJCF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJCF

MML Small Cap Growth Equity Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$138	1.33%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection within the health care sector, with Hims & Hers Health, Inc. as the top contributor.
• Stock selection and an underweight allocation to the information technology sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• Weak stock selection within the industrials sector.
• Weak stock selection within the materials sector.
• An overweight allocation to the consumer discretionary sector, which underperformed the benchmark.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJCG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	7.07%	2.41%	10.32%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$137.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	176
Total Advisory Fees Paid During the Reporting Period	$1,397,889
Portfolio Turnover Rate	67%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
American Healthcare REIT, Inc.	1.6%
Verra Mobility Corp.	1.6%
SiTime Corp.	1.5%
Seacoast Banking Corp. of Florida	1.5%
Champion Homes, Inc.	1.4%
Alignment Healthcare, Inc.	1.3%
Phillips Edison & Co., Inc.	1.3%
Modine Manufacturing Co.	1.3%
Cargurus, Inc.	1.2%
HA Sustainable Infrastructure Capital, Inc.	1.2%

Sectors (% of Total Investments)
Health Care	23.9%
Industrials	22.6%
Information Technology	16.3%
Financials	11.6%
Consumer Discretionary	9.1%
Real Estate	4.4%
Energy	3.2%
Consumer Staples	2.2%
Materials	1.9%
Communication Services	1.6%
Utilities	1.3%
Exchange-Traded Funds	0.4%
MM202912-309770	PAGE 2	TSR-AR-ITJCG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJCG

MML Small/Mid Cap Value Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.82%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2500™ Value Index:
• Stock selection within the real estate sector.
• Stock selection within the consumer staples sector.
• Stock selection within the information technology sector, where a position in Lumentum Holdings, Inc. outperformed.
Top detractors to the Fund’s performance relative to the Russell 2500 Value Index:
• Stock selection within the materials, consumer discretionary, and communication services sectors.
• Positions in Bath & Body Works, Inc., Graphic Packaging Holding Co., and Criteo SA detracted from returns.
• Stock selection within the financials sector, where no allocation to Robinhood Markets Inc. was particularly impactful.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IZDEF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	2.40%	8.68%	8.70%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2500 Value Index	12.73%	10.02%	9.72%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$119.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	94
Total Advisory Fees Paid During the Reporting Period	$909,065
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Jones Lang LaSalle, Inc.	1.7%
TechnipFMC PLC	1.7%
Reliance, Inc.	1.7%
Tenet Healthcare Corp.	1.7%
IDACORP, Inc.	1.6%
First Citizens BancShares, Inc. Class A	1.6%
Hanover Insurance Group, Inc.	1.6%
BJ’s Wholesale Club Holdings, Inc.	1.6%
Globus Medical, Inc. Class A	1.6%
C.H. Robinson Worldwide, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	23.4%
Financials	19.4%
Information Technology	9.5%
Health Care	9.4%
Consumer Discretionary	9.3%
Real Estate	7.6%
Materials	6.3%
Energy	4.9%
Consumer Staples	4.8%
Utilities	3.6%
Communication Services	1.4%
MM202912-309770	PAGE 2	TSR-AR-IZDEF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDEF

MML Small/Mid Cap Value Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$108	1.07%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2500™ Value Index:
• Stock selection within the real estate sector.
• Stock selection within the consumer staples sector.
• Stock selection within the information technology sector, where a position in Lumentum Holdings, Inc. outperformed.
Top detractors to the Fund’s performance relative to the Russell 2500 Value Index:
• Stock selection within the materials, consumer discretionary, and communication services sectors.
• Positions in Bath & Body Works, Inc., Graphic Packaging Holding Co., and Criteo SA detracted from returns.
• Stock selection within the financials sector, where no allocation to Robinhood Markets Inc. was particularly impactful.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IZDEG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	2.17%	8.41%	8.42%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2500 Value Index	12.73%	10.02%	9.72%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$119.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	94
Total Advisory Fees Paid During the Reporting Period	$909,065
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Jones Lang LaSalle, Inc.	1.7%
TechnipFMC PLC	1.7%
Reliance, Inc.	1.7%
Tenet Healthcare Corp.	1.7%
IDACORP, Inc.	1.6%
First Citizens BancShares, Inc. Class A	1.6%
Hanover Insurance Group, Inc.	1.6%
BJ’s Wholesale Club Holdings, Inc.	1.6%
Globus Medical, Inc. Class A	1.6%
C.H. Robinson Worldwide, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	23.4%
Financials	19.4%
Information Technology	9.5%
Health Care	9.4%
Consumer Discretionary	9.3%
Real Estate	7.6%
Materials	6.3%
Energy	4.9%
Consumer Staples	4.8%
Utilities	3.6%
Communication Services	1.4%
MM202912-309770	PAGE 2	TSR-AR-IZDEG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IZDEG

MML Sustainable Equity Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$59	0.56%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Stock selection was positive within the industrials sector.
• An overweight allocation to the communication services sector contributed to relative returns.
• An overweight allocation to the financials sector contributed positively to relative returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection was negative within the information technology sector.
• Stock selection was negative within the financials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJRF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	11.50%	11.93%	12.98%
S&P 500 Index	17.88%	14.42%	14.82%
The Fund’s name and investment strategy changed on April 29, 2022. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$137.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	103
Total Advisory Fees Paid During the Reporting Period	$685,616
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.4%
Microsoft Corp.	7.6%
Alphabet, Inc. Class A	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	3.3%
Meta Platforms, Inc. Class A	2.3%
Mastercard, Inc. Class A	1.8%
Tesla, Inc.	1.7%
JP Morgan Chase & Co.	1.6%

Sectors (% of Total Investments)
Information Technology	34.4%
Financials	14.5%
Consumer Discretionary	10.2%
Health Care	10.2%
Communication Services	9.6%
Industrials	9.0%
Consumer Staples	3.7%
Real Estate	2.5%
Energy	2.1%
Materials	1.9%
Utilities	1.5%
Exchange-Traded Funds	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITJRF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJRF

MML Sustainable Equity Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$86	0.81%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the S&P 500® Index:
• Stock selection was positive within the industrials sector.
• An overweight allocation to the communication services sector contributed to relative returns.
• An overweight allocation to the financials sector contributed positively to relative returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection was negative within the information technology sector.
• Stock selection was negative within the financials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJRG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	11.32%	11.66%	12.71%
S&P 500 Index	17.88%	14.42%	14.82%
The Fund’s name and investment strategy changed on April 29, 2022. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$137.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	103
Total Advisory Fees Paid During the Reporting Period	$685,616
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	8.4%
Microsoft Corp.	7.6%
Alphabet, Inc. Class A	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	3.3%
Meta Platforms, Inc. Class A	2.3%
Mastercard, Inc. Class A	1.8%
Tesla, Inc.	1.7%
JP Morgan Chase & Co.	1.6%

Sectors (% of Total Investments)
Information Technology	34.4%
Financials	14.5%
Consumer Discretionary	10.2%
Health Care	10.2%
Communication Services	9.6%
Industrials	9.0%
Consumer Staples	3.7%
Real Estate	2.5%
Energy	2.1%
Materials	1.9%
Utilities	1.5%
Exchange-Traded Funds	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITJRG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJRG

MML VIP American Century Mid Cap Value Fund (formerly known as MML Mid Cap Value Fund)
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP American Century Mid Cap Value Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at   https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$93	0.89%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• Stock selection and sector allocation within the industrials sector.
• Stock selection within the real estate sector.
• Sector allocation within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• Stock selection within the materials sector.
• Stock selection and sector allocation within the information technology sector.
• Stock selection within the financials sector, where no allocation to Robinhood Markets Inc. was particularly impactful.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITIMF

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	8.97%	8.80%	9.14%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$234.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	122
Total Advisory Fees Paid During the Reporting Period	$2,019,608
Portfolio Turnover Rate	67%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	2.5%
Henry Schein, Inc.	1.9%
Commerce Bancshares, Inc.	1.7%
Baker Hughes Co.	1.7%
Willis Towers Watson PLC	1.6%
Reinsurance Group of America, Inc.	1.6%
US Bancorp	1.6%
Labcorp Holdings, Inc.	1.6%
Becton Dickinson & Co.	1.6%
Kenvue, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	16.8%
Financials	14.8%
Health Care	14.5%
Consumer Staples	10.2%
Utilities	8.5%
Real Estate	8.4%
Information Technology	7.1%
Energy	6.4%
Materials	5.5%
Consumer Discretionary	3.7%
Communication Services	1.3%
MM202912-309770	PAGE 2	TSR-AR-ITIMF

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Mid Cap Value Fund to the MML VIP American Century Mid Cap Value Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
MM202912-309770	PAGE 3	TSR-AR-ITIMF

MML VIP American Century Mid Cap Value Fund (formerly known as MML Mid Cap Value Fund)
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP American Century Mid Cap Value Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at   https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.14%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• Stock selection and sector allocation within the industrials sector.
• Stock selection within the real estate sector.
• Sector allocation within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• Stock selection within the materials sector.
• Stock selection and sector allocation within the information technology sector.
• Stock selection within the financials sector, where no allocation to Robinhood Markets Inc. was particularly impactful.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITIMG

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	8.62%	8.51%	8.86%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell Midcap Value Index	11.05%	9.83%	9.78%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$234.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	122
Total Advisory Fees Paid During the Reporting Period	$2,019,608
Portfolio Turnover Rate	67%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	2.5%
Henry Schein, Inc.	1.9%
Commerce Bancshares, Inc.	1.7%
Baker Hughes Co.	1.7%
Willis Towers Watson PLC	1.6%
Reinsurance Group of America, Inc.	1.6%
US Bancorp	1.6%
Labcorp Holdings, Inc.	1.6%
Becton Dickinson & Co.	1.6%
Kenvue, Inc.	1.5%

Sectors (% of Total Investments)
Industrials	16.8%
Financials	14.8%
Health Care	14.5%
Consumer Staples	10.2%
Utilities	8.5%
Real Estate	8.4%
Information Technology	7.1%
Energy	6.4%
Materials	5.5%
Consumer Discretionary	3.7%
Communication Services	1.3%
MM202912-309770	PAGE 2	TSR-AR-ITIMG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Mid Cap Value Fund to the MML VIP American Century Mid Cap Value Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
MM202912-309770	PAGE 3	TSR-AR-ITIMG

MML VIP American Century Small Company Value Fund (formerly known as MML Small Company Value Fund)
Class II
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP American Century Small Company Value Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at   https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$97	0.99%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector.
• Sector allocation within the real estate and materials sectors.
• Stock selection in the financials sector, where positions in Axis Capital Holdings Ltd. and Brink’s Co. were particularly impactful.
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Sector allocation within the communication services and health care sectors.
• Stock selection within the materials and financials sectors.
• Stock selection within the communication services sector, where no allocation to EchoStar Corp., a benchmark position detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-ITJY8

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	-3.39%	5.15%	8.54%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$53.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	111
Total Advisory Fees Paid During the Reporting Period	$459,388
Portfolio Turnover Rate	40%
MM202912-309770	PAGE 2	TSR-AR-ITJY8

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Southstate Bank Corp.	2.8%
Axis Capital Holdings Ltd.	2.7%
Old National Bancorp	2.7%
Graphic Packaging Holding Co.	2.5%
EVERTEC, Inc.	2.4%
UMB Financial Corp.	2.3%
Enovis Corp.	2.2%
Columbia Banking System, Inc.	2.2%
Euronet Worldwide, Inc.	2.2%
Timken Co.	2.1%

Sectors (% of Total Investments)
Financials	34.9%
Industrials	15.0%
Consumer Discretionary	13.1%
Energy	9.9%
Materials	6.6%
Real Estate	6.4%
Information Technology	5.3%
Health Care	4.1%
Consumer Staples	3.3%
Communication Services	0.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Small Company Value Fund to the MML VIP American Century Small Company Value Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
MM202912-309770	PAGE 3	TSR-AR-ITJY8

MML VIP American Century Small Company Value Fund (formerly known as MML Small Company Value Fund)
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP American Century Small Company Value Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at   https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$122	1.24%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the information technology sector.
• Sector allocation within the real estate and materials sectors.
• Stock selection in the financials sector, where positions in Axis Capital Holdings Ltd. and Brink’s Co. were particularly impactful.
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Sector allocation within the communication services and health care sectors.
• Stock selection within the materials and financials sectors.
• Stock selection within the communication services sector, where no allocation to EchoStar Corp., a benchmark position detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-ITJYG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	-3.60%	4.90%	8.28%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$53.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	111
Total Advisory Fees Paid During the Reporting Period	$459,388
Portfolio Turnover Rate	40%
MM202912-309770	PAGE 2	TSR-AR-ITJYG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Southstate Bank Corp.	2.8%
Axis Capital Holdings Ltd.	2.7%
Old National Bancorp	2.7%
Graphic Packaging Holding Co.	2.5%
EVERTEC, Inc.	2.4%
UMB Financial Corp.	2.3%
Enovis Corp.	2.2%
Columbia Banking System, Inc.	2.2%
Euronet Worldwide, Inc.	2.2%
Timken Co.	2.1%

Sectors (% of Total Investments)
Financials	34.9%
Industrials	15.0%
Consumer Discretionary	13.1%
Energy	9.9%
Materials	6.6%
Real Estate	6.4%
Information Technology	5.3%
Health Care	4.1%
Consumer Staples	3.3%
Communication Services	0.5%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Small Company Value Fund to the MML VIP American Century Small Company Value Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
MM202912-309770	PAGE 3	TSR-AR-ITJYG

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (formerly known as MML Total Return Bond Fund)
Class II
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP Fidelity Institutional AM® Core Plus Bond Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at   https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$63	0.61%
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
On November 14, 2025, the Fund replaced Metropolitan West Asset Management, LLC with FIAM LLC. During the transition period, the Fund reallocated portions of the portfolio to align with the new sub-adviser’s investment approach. Because the transition occurred near the end of the reporting period and portfolio changes were limited, the sub-adviser change did not materially influence the Fund’s results for this period.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Duration and yield curve positioning.
• An overweight allocation to U.S. Agency mortgage-backed securities.
• Security selection in U.S. Agency mortgage-backed securities and other asset-backed securities.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury bond selection.
• Selection among derivative instruments.
• An underweight allocation to investment grade corporate bonds, which outperformed.
MM202912-309770	PAGE 1	TSR-AR-IYFIF

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	7.41%	-0.83%	1.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Fund’s name, investment objective, and investment strategy changed on November 14, 2025. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$367.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	868
Total Advisory Fees Paid During the Reporting Period	$1,415,761
Portfolio Turnover Rate	546%
MM202912-309770	PAGE 2	TSR-AR-IYFIF

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	46.1%
Corporate Debt	27.8%
U.S. Government Agency Obligations and Instrumentalities	15.6%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Bank Loans	0.7%
Investment of Cash Collateral from Securities Loaned	0.6%
Preferred Stock	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, FIAM LLC replaced Metropolitan West Asset Management, LLC as subadviser of the Fund. At the same time, the Fund’s name changed from the MML Total Return Bond Fund to the MML VIP Fidelity Institutional AM Core Plus Bond Fund, and its investment objective was updated as follows: The Fund seeks a high level of current income. Additionally, the Fund’s Principal Investment Strategies were updated to reflect that the Fund will allocate its assets across investment grade, high yield, and emerging markets debt securities, using an strategy referred to as “Core Plus” because, in addition to investing in a core portfolio of investment grade debt securities, the Fund’s subadviser will normally invest a portion of the Fund’s assets in below investment grade debt securities and/or emerging markets debt securities. Short Sales Risk, Defaulted and Distressed Securities Risk, Hedging Risk, Inflation Risk, Municipal Securities Risk, and Restricted Securities Risk were also removed as Principal Risks.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
MM202912-309770	PAGE 3	TSR-AR-IYFIF

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (formerly known as MML Total Return Bond Fund)
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP Fidelity Institutional AM® Core Plus Bond Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at   https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$89	0.86%
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
On November 14, 2025, the Fund replaced Metropolitan West Asset Management, LLC with FIAM LLC. During the transition period, the Fund reallocated portions of the portfolio to align with the new sub-adviser’s investment approach. Because the transition occurred near the end of the reporting period and portfolio changes were limited, the sub-adviser change did not materially influence the Fund’s results for this period.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Duration and yield curve positioning.
• An overweight allocation to U.S. Agency mortgage-backed securities.
• Security selection in U.S. Agency mortgage-backed securities and other asset-backed securities.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury bond selection.
• Selection among derivative instruments.
• An underweight allocation to investment grade corporate bonds, which outperformed.
MM202912-309770	PAGE 1	TSR-AR-IYFIG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	7.03%	-1.10%	1.58%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
The Fund’s name, investment objective, and investment strategy changed on November 14, 2025. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$367.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	868
Total Advisory Fees Paid During the Reporting Period	$1,415,761
Portfolio Turnover Rate	546%
MM202912-309770	PAGE 2	TSR-AR-IYFIG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	46.1%
Corporate Debt	27.8%
U.S. Government Agency Obligations and Instrumentalities	15.6%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Bank Loans	0.7%
Investment of Cash Collateral from Securities Loaned	0.6%
Preferred Stock	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, FIAM LLC replaced Metropolitan West Asset Management, LLC as subadviser of the Fund. At the same time, the Fund’s name changed from the MML Total Return Bond Fund to the MML VIP Fidelity Institutional AM Core Plus Bond Fund, and its investment objective was updated as follows: The Fund seeks a high level of current income. Additionally, the Fund’s Principal Investment Strategies were updated to reflect that the Fund will allocate its assets across investment grade, high yield, and emerging markets debt securities, using an strategy referred to as “Core Plus” because, in addition to investing in a core portfolio of investment grade debt securities, the Fund’s subadviser will normally invest a portion of the Fund’s assets in below investment grade debt securities and/or emerging markets debt securities. Short Sales Risk, Defaulted and Distressed Securities Risk, Hedging Risk, Inflation Risk, Municipal Securities Risk, and Restricted Securities Risk were also removed as Principal Risks.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
MM202912-309770	PAGE 3	TSR-AR-IYFIG

MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund)
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP Loomis Sayles Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$75	0.70%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• An overweight allocation to the communication services sector positively contributed to relative performance.
• Stock selection was positive within the consumer staples sector.
• Stock selection was positive within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the health care sector.
• Stock selection was negative within the communication services sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIHF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	15.09%	14.97%	16.34%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$215.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	39
Total Advisory Fees Paid During the Reporting Period	$1,378,430
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	11.2%
Tesla, Inc.	8.5%
Alphabet, Inc. Class A	8.5%
Meta Platforms, Inc. Class A	7.1%
Amazon.com, Inc.	5.3%
Netflix, Inc.	5.3%
Visa, Inc. Class A	4.7%
Oracle Corp.	4.7%
Boeing Co.	4.6%
Microsoft Corp.	4.2%

Sectors (% of Total Investments)
Information Technology	29.5%
Communication Services	23.6%
Consumer Discretionary	16.9%
Health Care	11.6%
Financials	7.5%
Industrials	6.7%
Consumer Staples	2.8%
MM202912-309770	PAGE 2	TSR-AR-ITIHF

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.70% and 0.95% for Initial Class and Service Class shares, respectively.
Effective November 14, 2025, the Fund’s name changed from the MML Large Cap Growth Fund to the MML VIP Loomis Sayles Large Cap Growth Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIHF

MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund)
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP Loomis Sayles Large Cap Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.95%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• An overweight allocation to the communication services sector positively contributed to relative performance.
• Stock selection was positive within the consumer staples sector.
• Stock selection was positive within the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the health care sector.
• Stock selection was negative within the communication services sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITIHG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.74%	14.67%	16.05%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$215.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	39
Total Advisory Fees Paid During the Reporting Period	$1,378,430
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	11.2%
Tesla, Inc.	8.5%
Alphabet, Inc. Class A	8.5%
Meta Platforms, Inc. Class A	7.1%
Amazon.com, Inc.	5.3%
Netflix, Inc.	5.3%
Visa, Inc. Class A	4.7%
Oracle Corp.	4.7%
Boeing Co.	4.6%
Microsoft Corp.	4.2%

Sectors (% of Total Investments)
Information Technology	29.5%
Communication Services	23.6%
Consumer Discretionary	16.9%
Health Care	11.6%
Financials	7.5%
Industrials	6.7%
Consumer Staples	2.8%
MM202912-309770	PAGE 2	TSR-AR-ITIHG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.70% and 0.95% for Initial Class and Service Class shares, respectively.
Effective November 14, 2025, the Fund’s name changed from the MML Large Cap Growth Fund to the MML VIP Loomis Sayles Large Cap Growth Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIHG

MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund)
Class II
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP MFS® International Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$104	0.92%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• Strong stock selection within the consumer discretionary sector.
• Stock selection within the health care sector, specifically an underweight position in Novo Nordisk AS was the largest contributor, as the stock experienced a significant decline.
• An underweight allocation to the communication services sector.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight allocation to the financial services sector.
• Weak stock selection within the industrials sector.
• An overweight allocation to the consumer discretionary sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-IBLK8

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	25.54%	7.32%	7.23%
MSCI EAFE Index	31.22%	8.92%	8.18%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$240.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	79
Total Advisory Fees Paid During the Reporting Period	$1,672,214
Portfolio Turnover Rate	64%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Roche Holding AG	2.8%
Hitachi Ltd.	2.5%
Air Liquide SA	2.5%
Schneider Electric SE	2.4%
Rolls-Royce Holdings PLC	2.3%
Cie Financiere Richemont SA Registered Class A	2.3%
Novartis AG Registered	2.2%
SAP SE	2.2%
NatWest Group PLC	2.0%

Sectors (% of Total Investments)
Financials	25.3%
Industrials	20.2%
Consumer Discretionary	11.9%
Health Care	10.6%
Information Technology	9.6%
Consumer Staples	9.2%
Materials	4.9%
Communication Services	3.1%
Energy	3.0%
Utilities	1.8%

Largest Countries (% of Total Investments)
Japan	19.7%
France	15.7%
United Kingdom	11.4%
United States	11.3%
Germany	7.2%
Switzerland	6.0%
Italy	4.7%
Taiwan	2.8%
Canada	2.7%
Hong Kong	2.3%
MM202912-309770	PAGE 2	TSR-AR-IBLK8

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.25% and 1.50% for Class II and Service Class I shares, respectively.
On November 14, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.93% and 1.18% for Class II and Service Class I shares, respectively.
Effective November 14, 2025, Harris Associates L.P.  (“Harris”) was removed as a subadviser of the Fund and the Fund’s name changed from the MML International Equity Fund to the MML VIP MFS International Equity Fund. The Fund’s Principal Investment Strategies were updated to reflect the removal of Harris.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IBLK8

MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund)
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP MFS® International Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$132	1.17%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• Strong stock selection within the consumer discretionary sector.
• Stock selection within the health care sector, specifically an underweight position in Novo Nordisk AS was the largest contributor, as the stock experienced a significant decline.
• An underweight allocation to the communication services sector.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight allocation to the financial services sector.
• Weak stock selection within the industrials sector.
• An overweight allocation to the consumer discretionary sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-IBLKG

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	25.20%	7.07%	6.97%
MSCI EAFE Index	31.22%	8.92%	8.18%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$240.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	79
Total Advisory Fees Paid During the Reporting Period	$1,672,214
Portfolio Turnover Rate	64%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Roche Holding AG	2.8%
Hitachi Ltd.	2.5%
Air Liquide SA	2.5%
Schneider Electric SE	2.4%
Rolls-Royce Holdings PLC	2.3%
Cie Financiere Richemont SA Registered Class A	2.3%
Novartis AG Registered	2.2%
SAP SE	2.2%
NatWest Group PLC	2.0%

Sectors (% of Total Investments)
Financials	25.3%
Industrials	20.2%
Consumer Discretionary	11.9%
Health Care	10.6%
Information Technology	9.6%
Consumer Staples	9.2%
Materials	4.9%
Communication Services	3.1%
Energy	3.0%
Utilities	1.8%

Largest Countries (% of Total Investments)
Japan	19.7%
France	15.7%
United Kingdom	11.4%
United States	11.3%
Germany	7.2%
Switzerland	6.0%
Italy	4.7%
Taiwan	2.8%
Canada	2.7%
Hong Kong	2.3%
MM202912-309770	PAGE 2	TSR-AR-IBLKG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.25% and 1.50% for Class II and Service Class I shares, respectively.
On November 14, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.93% and 1.18% for Class II and Service Class I shares, respectively.
Effective November 14, 2025, Harris Associates L.P.  (“Harris”) was removed as a subadviser of the Fund and the Fund’s name changed from the MML International Equity Fund to the MML VIP MFS International Equity Fund. The Fund’s Principal Investment Strategies were updated to reflect the removal of Harris.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IBLKG

(b)	Not applicable.

Item 2. Code of Ethics.

As of December 31, 2025, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer, Principal Financial Officer, and other senior financial officers pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2025, there were no reportable amendments to any provision of the Code of Ethics and the Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Nabil N. El-Hage, a member of the Audit Committee, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. El-Hage is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

References below to Deloitte & Touche LLP include its affiliates where applicable.

(a)	AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended 2025 and 2024 were $462,562 and $1,333,922, respectively.

(b)	AUDIT-RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(c)	TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during the fiscal years ended 2025 and 2024 were pre-approved by the committee.

(2)	Not applicable.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte & Touche LLP for services rendered to the Registrant, the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, for the fiscal years ended 2025 and 2024 were $1,122,500 and $114,015, respectively.

*	Refers to fees that were required to be approved by the audit committee for services that relate directly to the operations and financial reporting of the Registrant.

(h)	The audit committee considers whether the provision of non-audit services by Deloitte & Touche LLP to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining Deloitte & Touche LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Portfolios of Investments
MML Conservative Allocation Fund	1
MML Balanced Allocation Fund	2
MML Moderate Allocation Fund	3
MML Growth Allocation Fund	4
MML Aggressive Allocation Fund	5
MML American Funds Growth Fund	6
MML American Funds Core Allocation Fund	7
MML Blue Chip Growth Fund	8
MML Equity Income Fund	10
MML Equity Index Fund	13
MML Focused Equity Fund	20
MML Foreign Fund	21
MML Fundamental Equity Fund	24
MML Global Fund	26
MML Income & Growth Fund	28
MML Managed Volatility Fund	30
MML Mid Cap Growth Fund	38
MML Small Cap Growth Equity Fund	41
MML Small/Mid Cap Value Fund	44
MML Sustainable Equity Fund	46
MML VIP American Century Mid Cap Value Fund* (formerly known as MML Mid Cap Value Fund)	49
MML VIP American Century Small Company Value Fund* (formerly known as MML Small Company Value Fund)	52
MML VIP Fidelity Institutional AM® Core Plus Bond Fund** (formerly known as MML Total Return Bond Fund)	55
MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund)	75
MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund)	77
Statements of Assets and Liabilities	80
Statements of Operations	92
Statements of Changes in Net Assets	98
Financial Highlights	111
Notes to Financial Statements	136
Report of Independent Registered Public Accounting Firm	177
Federal Tax Information (Unaudited)	178
Financial Statements and Financial Highlights for the American Funds Insurance Series — Growth Fund (Master Fund of the MML American Funds Growth Fund).***
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.	179
Item 9. Proxy Disclosures for Open-End Management Investment Companies.	180
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.	181
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.	182

*	The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
**	Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
***	Included in the document titled “American Funds Insurance Series® Financial Statements and Other Information N-CSR Items 7-11 for the year ended December 31, 2025” that is filed herewith.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML Conservative Allocation Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 40.8%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	120,447	$1,906,674
MML Blue Chip Growth Fund, Initial Class (a)	452,523	8,892,074
MML Equity Income Fund, Initial Class (a)	1,321,962	13,774,848
MML Focused Equity Fund, Class II (a)	1,622,934	11,344,311
MML Foreign Fund, Initial Class (a)	334,235	3,964,031
MML Fundamental Equity Fund, Class II (a)	478,671	5,734,473
MML Global Fund, Class I (a)	955,306	4,805,188
MML Income & Growth Fund, Initial Class (a)	349,075	3,089,311
MML Invesco Discovery Mid Cap Fund, Class II (a) (b)	97,459	980,438
MML Mid Cap Growth Fund, Initial Class (a)	397,013	3,950,283
MML Small Cap Growth Equity Fund, Initial Class (a)	94,097	1,092,172
MML Small/Mid Cap Value Fund, Initial Class (a)	143,205	1,192,899
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	490,847	3,946,409
MML VIP American Century Small Company Value Fund, Class II (a)	212,996	1,833,892
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	409,626	6,660,522
MML VIP MFS® International Equity Fund, Class II (a)	927,584	11,539,139
		84,706,664
Fixed Income Funds — 59.3%
Invesco Global Strategic Income Fund, Class R6	1,297,553	4,255,974

	Number of Shares	Value
MML Barings High Yield Fund, Class I (a)	86,953	$709,533
MML Inflation-Protected and Income Fund, Initial Class (a)	518,597	4,485,860
MML Managed Bond Fund, Initial Class (a)	4,689,925	52,397,870
MML Short-Duration Bond Fund, Class II (a)	1,167,818	10,802,321
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	5,204,623	47,153,885
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	461,994	3,455,714
		123,261,157
TOTAL MUTUAL FUNDS (Cost $201,937,975)		207,967,821
TOTAL LONG-TERM INVESTMENTS (Cost $201,937,975)		207,967,821
TOTAL INVESTMENTS — 100.1% (Cost $201,937,975) (c)		207,967,821
Other Assets/ (Liabilities) — (0.1)%		(199,633)
NET ASSETS — 100.0%		$207,768,188

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MML Balanced Allocation Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 50.9%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	194,865	$3,084,709
MML Blue Chip Growth Fund, Initial Class (a)	738,225	14,506,129
MML Equity Income Fund, Initial Class (a)	2,150,069	22,403,719
MML Focused Equity Fund, Class II (a)	2,705,200	18,909,348
MML Foreign Fund, Initial Class (a)	560,686	6,649,741
MML Fundamental Equity Fund, Class II (a)	784,369	9,396,746
MML Global Fund, Class I (a)	1,540,699	7,749,716
MML Income & Growth Fund, Initial Class (a)	544,084	4,815,144
MML Invesco Discovery Mid Cap Fund, Class II (a) (b)	157,485	1,584,294
MML Mid Cap Growth Fund, Initial Class (a)	638,767	6,355,734
MML Small Cap Growth Equity Fund, Initial Class (a)	152,082	1,765,201
MML Small/Mid Cap Value Fund, Initial Class (a)	228,377	1,902,381
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	789,290	6,345,895
MML VIP American Century Small Company Value Fund, Class II (a)	345,849	2,977,763
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	677,997	11,024,239
MML VIP MFS® International Equity Fund, Class II (a)	1,573,365	19,572,655
		139,043,414
Fixed Income Funds — 49.2%
Invesco Global Strategic Income Fund, Class R6	1,406,770	4,614,207

	Number of Shares	Value
MML Barings High Yield Fund, Class I (a)	90,341	$737,183
MML Inflation-Protected and Income Fund, Initial Class (a)	563,618	4,875,292
MML Managed Bond Fund, Initial Class (a)	5,124,788	57,256,350
MML Short-Duration Bond Fund, Class II (a)	1,263,934	11,691,391
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	5,695,162	51,598,172
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	498,408	3,728,092
		134,500,687
TOTAL MUTUAL FUNDS (Cost $269,259,035)		273,544,101
TOTAL LONG-TERM INVESTMENTS (Cost $269,259,035)		273,544,101
TOTAL INVESTMENTS — 100.1% (Cost $269,259,035) (c)		273,544,101
Other Assets/ (Liabilities) — (0.1)%		(242,261)
NET ASSETS — 100.0%		$273,301,840

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
2

MML Moderate Allocation Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 60.7%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	755,192	$11,954,695
MML Blue Chip Growth Fund, Initial Class (a)	2,953,849	58,043,134
MML Equity Income Fund, Initial Class (a)	8,538,414	88,970,271
MML Focused Equity Fund, Class II (a)	10,447,173	73,025,736
MML Foreign Fund, Initial Class (a)	2,210,748	26,219,467
MML Fundamental Equity Fund, Class II (a)	3,093,309	37,057,841
MML Global Fund, Class I (a)	5,967,824	30,018,153
MML Income & Growth Fund, Initial Class (a)	2,218,261	19,631,609
MML Invesco Discovery Mid Cap Fund, Class II (a) (b)	602,197	6,058,101
MML Mid Cap Growth Fund, Initial Class (a)	2,501,756	24,892,471
MML Small Cap Growth Equity Fund, Initial Class (a)	611,665	7,099,526
MML Small/Mid Cap Value Fund, Initial Class (a)	892,810	7,437,106
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	3,024,130	24,314,003
MML VIP American Century Small Company Value Fund, Class II (a)	1,350,870	11,630,991
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	2,673,156	43,465,524
MML VIP MFS® International Equity Fund, Class II (a)	6,071,989	75,535,540
		545,354,168
Fixed Income Funds — 39.4%
Invesco Global Strategic Income Fund, Class R6	3,616,744	11,862,920

	Number of Shares	Value
MML Barings High Yield Fund, Class I (a)	239,604	$1,955,168
MML Inflation-Protected and Income Fund, Initial Class (a)	1,442,710	12,479,438
MML Managed Bond Fund, Initial Class (a)	13,516,911	151,016,772
MML Short-Duration Bond Fund, Class II (a)	3,255,550	30,113,836
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	14,848,547	134,527,832
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,522,740	11,390,094
		353,346,060
TOTAL MUTUAL FUNDS (Cost $864,527,576)		898,700,228
TOTAL LONG-TERM INVESTMENTS (Cost $864,527,576)		898,700,228
TOTAL INVESTMENTS — 100.1% (Cost $864,527,576) (c)		898,700,228
Other Assets/ (Liabilities) — (0.1)%		(732,736)
NET ASSETS — 100.0%		$897,967,492

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
3

MML Growth Allocation Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 75.9%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	992,096	$15,704,877
MML Blue Chip Growth Fund, Initial Class (a)	3,772,476	74,129,148
MML Equity Income Fund, Initial Class (a)	10,419,372	108,569,856
MML Focused Equity Fund, Class II (a)	13,013,610	90,965,134
MML Foreign Fund, Initial Class (a)	2,665,764	31,615,965
MML Fundamental Equity Fund, Class II (a)	3,860,093	46,243,914
MML Global Fund, Class I (a)	7,195,170	36,191,705
MML Income & Growth Fund, Initial Class (a)	2,787,209	24,666,800
MML Invesco Discovery Mid Cap Fund, Class II (a) (b)	732,518	7,369,135
MML Mid Cap Growth Fund, Initial Class (a)	3,080,370	30,649,685
MML Small Cap Growth Equity Fund, Initial Class (a)	743,337	8,627,832
MML Small/Mid Cap Value Fund, Initial Class (a)	1,081,378	9,007,880
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	3,666,807	29,481,126
MML VIP American Century Small Company Value Fund, Class II (a)	1,755,730	15,116,832
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	3,408,573	55,423,393
MML VIP MFS® International Equity Fund, Class II (a)	7,487,569	93,145,363
		676,908,645
Fixed Income Funds — 24.2%
Invesco Global Strategic Income Fund, Class R6	2,202,154	7,223,066

	Number of Shares	Value
MML Barings High Yield Fund, Class I (a)	138,078	$1,126,714
MML Inflation-Protected and Income Fund, Initial Class (a)	882,463	7,633,306
MML Managed Bond Fund, Initial Class (a)	8,154,449	91,105,028
MML Short-Duration Bond Fund, Class II (a)	2,027,163	18,751,260
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	9,065,590	82,134,245
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,059,891	7,927,986
		215,901,605
TOTAL MUTUAL FUNDS (Cost $856,357,225)		892,810,250
TOTAL LONG-TERM INVESTMENTS (Cost $856,357,225)		892,810,250
TOTAL INVESTMENTS — 100.1% (Cost $856,357,225) (c)		892,810,250
Other Assets/ (Liabilities) — (0.1)%		(599,155)
NET ASSETS — 100.0%		$892,211,095

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
4

MML Aggressive Allocation Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 90.2%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	166,805	$2,640,523
MML Blue Chip Growth Fund, Initial Class (a)	630,347	12,386,326
MML Equity Income Fund, Initial Class (a)	1,721,047	17,933,306
MML Focused Equity Fund, Class II (a)	2,105,533	14,717,672
MML Foreign Fund, Initial Class (a)	450,022	5,337,265
MML Fundamental Equity Fund, Class II (a)	662,347	7,934,919
MML Global Fund, Class I (a)	1,170,732	5,888,781
MML Income & Growth Fund, Initial Class (a)	447,153	3,957,303
MML Invesco Discovery Mid Cap Fund, Class II (a) (b)	117,858	1,185,651
MML Mid Cap Growth Fund, Initial Class (a)	507,888	5,053,483
MML Small Cap Growth Equity Fund, Initial Class (a)	121,847	1,414,267
MML Small/Mid Cap Value Fund, Initial Class (a)	177,720	1,480,410
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	600,466	4,827,746
MML VIP American Century Small Company Value Fund, Class II (a)	273,167	2,351,966
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	585,647	9,522,615
MML VIP MFS® International Equity Fund, Class II (a)	1,257,108	15,638,422
		112,270,655
Fixed Income Funds — 9.9%
Invesco Global Strategic Income Fund, Class R6	118,905	390,008

	Number of Shares	Value
MML Barings High Yield Fund, Class I (a)	7,340	$59,892
MML Inflation-Protected and Income Fund, Initial Class (a)	47,741	412,961
MML Managed Bond Fund, Initial Class (a)	457,452	5,110,850
MML Short-Duration Bond Fund, Class II (a)	104,014	962,132
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	507,570	4,598,583
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	105,482	789,008
		12,323,434
TOTAL MUTUAL FUNDS (Cost $117,312,117)		124,594,089
TOTAL LONG-TERM INVESTMENTS (Cost $117,312,117)		124,594,089
TOTAL INVESTMENTS — 100.1% (Cost $117,312,117) (c)		124,594,089
Other Assets/ (Liabilities) — (0.1)%		(111,527)
NET ASSETS — 100.0%		$124,482,562

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 7 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
5

MML American Funds Growth Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 100.1%
American Funds Insurance Series® Growth Fund, Class 1	2,450,874	$345,720,257
		345,720,257
TOTAL MUTUAL FUNDS (Cost $243,421,564)		345,720,257
TOTAL INVESTMENTS — 100.1% (Cost $243,421,564) (a)		345,720,257
Other Assets/ (Liabilities) — (0.1)%		(398,325)
NET ASSETS — 100.0%		$345,321,932

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
6

MML American Funds Core Allocation Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 65.6%
AFIS Global Growth Fund, Class 1	2,867,539	$111,231,839
American Funds Insurance Series® Growth Fund, Class 1	692,803	97,726,844
American Funds Insurance Series® Growth-Income Fund, Class 1	1,617,314	109,540,682
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	2,279,520	41,441,669
		359,941,034
Fixed Income Funds — 34.5%
American Funds Insurance Series® The Bond Fund Of America, Class 1	19,918,890	189,627,831
TOTAL MUTUAL FUNDS (Cost $536,414,170)		549,568,865
TOTAL LONG-TERM INVESTMENTS (Cost $536,414,170)		549,568,865
TOTAL INVESTMENTS — 100.1% (Cost $536,414,170) (a)		549,568,865
Other Assets/ (Liabilities) — (0.1)%		(682,691)
NET ASSETS — 100.0%		$548,886,174

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
7

MML Blue Chip Growth Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.7%
Common Stock — 99.7%
Communication Services — 15.0%
Alphabet, Inc. Class A	23,536	$7,366,768
Alphabet, Inc. Class C	86,551	27,159,704
Meta Platforms, Inc. Class A	35,158	23,207,444
Netflix, Inc. (a)	101,870	9,551,331
T-Mobile US, Inc.	20,152	4,091,662
		71,376,909
Consumer Discretionary — 16.7%
Amazon.com, Inc. (a)	133,567	30,829,935
Booking Holdings, Inc.	830	4,444,924
Carvana Co. (a)	46,137	19,470,737
Chipotle Mexican Grill, Inc. (a)	57,861	2,140,857
DoorDash, Inc., Class A (a)	9,783	2,215,654
Ross Stores, Inc.	11,793	2,124,391
Sea Ltd. ADR (a)	16,886	2,154,147
Tesla, Inc. (a)	31,310	14,080,733
TJX Cos., Inc.	14,998	2,303,843
		79,765,221
Consumer Staples — 0.7%
Colgate-Palmolive Co.	17,352	1,371,155
Mondelez International, Inc. Class A	13,937	750,229
Procter & Gamble Co.	7,517	1,077,261
		3,198,645
Financials — 8.1%
Adyen NV ADR (a)	28	447
Adyen NV (a) (b)	524	840,743
Charles Schwab Corp.	14,836	1,482,265
Chubb Ltd.	13,959	4,356,883
Goldman Sachs Group, Inc.	2,232	1,961,928
Marsh & McLennan Cos., Inc.	7,680	1,424,794
Mastercard, Inc. Class A	18,942	10,813,609
Moody's Corp.	2,767	1,413,522
Morgan Stanley	11,581	2,055,975
Visa, Inc. Class A	39,947	14,009,812
		38,359,978
Health Care — 7.0%
Danaher Corp.	11,516	2,636,243
Eli Lilly & Co.	14,040	15,088,507
Intuitive Surgical, Inc. (a)	12,338	6,987,750
Medline, Inc. Class A (a)	10,099	424,158
Stryker Corp.	5,669	1,992,483

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	4,888	$2,832,352
UnitedHealth Group, Inc.	9,889	3,264,458
		33,225,951
Industrials — 3.2%
Cintas Corp.	5,605	1,054,132
GE Vernova, Inc.	5,036	3,291,379
General Electric Co.	28,350	8,732,650
Old Dominion Freight Line, Inc.	5,826	913,517
TransDigm Group, Inc.	874	1,162,289
Veralto Corp.	2,311	230,592
		15,384,559
Information Technology — 47.9%
Apple, Inc.	158,836	43,181,155
ASML Holding NV	3,767	4,030,162
Broadcom, Inc.	67,577	23,388,400
Crowdstrike Holdings, Inc. Class A (a)	3,930	1,842,227
Datadog, Inc. Class A (a)	4,886	664,447
Microsoft Corp.	117,334	56,745,069
Monolithic Power Systems, Inc.	2,500	2,265,900
NVIDIA Corp.	363,962	67,878,913
Oracle Corp.	25,990	5,065,711
Palantir Technologies, Inc. Class A (a)	8,269	1,469,815
Roper Technologies, Inc.	3,655	1,626,950
ServiceNow, Inc. (a)	45,568	6,980,562
Shopify, Inc. Class A (a)	28,613	4,605,834
Synopsys, Inc. (a)	5,125	2,407,315
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	9,421	2,862,948
TE Connectivity PLC	9,866	2,244,614
Texas Instruments, Inc.	6,776	1,175,568
		228,435,590
Materials — 0.6%
Linde PLC (LIN US)	3,290	1,402,823
Sherwin-Williams Co.	4,896	1,586,451
		2,989,274
Utilities — 0.5%
Constellation Energy Corp.	7,097	2,507,157
TOTAL COMMON STOCK (Cost $261,402,162)		475,243,284
TOTAL EQUITIES (Cost $261,402,162)		475,243,284

The accompanying notes are an integral part of the financial statements.
8

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 0.2%
Corporate Debt — 0.2%
Retail — 0.2%
Carvana Co.
9.000% 6/01/30 (b)	$367,750	$385,452
9.000% 6/01/31 (b)	501,719	566,154
		951,606
TOTAL CORPORATE DEBT (Cost $914,579)		951,606
TOTAL BONDS & NOTES (Cost $914,579)		951,606
TOTAL LONG-TERM INVESTMENTS (Cost $262,316,741)		476,194,890

Number of Shares
Short-Term Investments — 0.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 2.055% (c)	117	117

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (d)	$1,421,700	1,421,700
TOTAL SHORT-TERM INVESTMENTS (Cost $1,421,817)		1,421,817
TOTAL INVESTMENTS — 100.2% (Cost $263,738,558) (e)		477,616,707
Other Assets/ (Liabilities) — (0.2)%		(1,122,321)
NET ASSETS — 100.0%		$476,494,386

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $1,792,349 or 0.38% of net assets.

(c)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(d)
Maturity value of $1,421,858. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $1,450,166.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
9

MML Equity Income Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.7%
Common Stock — 98.9%
Communication Services — 6.7%
Alphabet, Inc. Class A	29,180	$9,133,341
Alphabet, Inc. Class C	22,180	6,960,084
Comcast Corp. Class A	69,849	2,087,787
Meta Platforms, Inc. Class A	3,958	2,612,636
News Corp. Class A	145,823	3,808,897
T-Mobile US, Inc.	8,185	1,661,882
Walt Disney Co.	39,769	4,524,519
		30,789,146
Consumer Discretionary — 4.1%
Amazon.com, Inc. (a)	30,259	6,984,382
Home Depot, Inc.	12,145	4,179,095
Las Vegas Sands Corp.	88,744	5,776,347
Mattel, Inc. (a)	88,666	1,759,133
Volkswagen AG ADR	31,231	377,583
		19,076,540
Consumer Staples — 6.9%
Colgate-Palmolive Co.	77,822	6,149,494
Conagra Brands, Inc.	50,538	874,813
Kenvue, Inc.	198,258	3,419,950
Keurig Dr. Pepper, Inc.	12,277	343,879
Kimberly-Clark Corp.	34,957	3,526,812
Philip Morris International, Inc.	35,914	5,760,605
Procter & Gamble Co.	36,996	5,301,897
Tyson Foods, Inc. Class A	64,708	3,793,183
Walmart, Inc.	23,000	2,562,430
		31,733,063
Energy — 8.5%
Chevron Corp.	22,779	3,471,747
ConocoPhillips	65,798	6,159,351
EOG Resources, Inc.	20,183	2,119,417
EQT Corp.	25,903	1,388,401
Expand Energy Corp.	30,933	3,413,766
Exxon Mobil Corp.	45,036	5,419,632
Kinder Morgan, Inc.	10,300	283,147
Phillips 66	6,459	833,469
SLB Ltd.	61,790	2,371,500
South Bow Corp. (b)	56,862	1,563,907
TC Energy Corp. (b)	36,435	2,004,289
TotalEnergies SE (TTE FP)	102,308	6,668,217
TotalEnergies SE (TTE US) (b)	18,306	1,197,579
Williams Cos., Inc.	33,304	2,001,904
		38,896,326
Financials — 22.8%
Allstate Corp.	15,959	3,321,866
American International Group, Inc.	70,850	6,061,218

	Number of Shares	Value
Apollo Global Management, Inc.	8,777	$1,270,559
Bank of America Corp.	143,667	7,901,685
Capital One Financial Corp.	3,211	778,218
Charles Schwab Corp.	89,073	8,899,283
Chubb Ltd.	20,500	6,398,460
Citigroup, Inc.	81,206	9,475,928
Corebridge Financial, Inc.	43,365	1,308,322
Equitable Holdings, Inc.	121,181	5,774,275
Fifth Third Bancorp	105,504	4,938,642
Fiserv, Inc. (a)	21,707	1,458,059
Global Payments, Inc.	6,090	471,366
Hartford Insurance Group, Inc.	18,016	2,482,605
Huntington Bancshares, Inc.	276,835	4,803,087
JP Morgan Chase & Co.	27,878	8,982,849
Loews Corp.	52,053	5,481,701
MetLife, Inc.	120,896	9,543,530
Morgan Stanley	5,170	917,830
State Street Corp.	21,110	2,723,401
US Bancorp	114,898	6,130,957
Wells Fargo & Co.	62,848	5,857,434
		104,981,275
Health Care — 13.6%
AstraZeneca PLC Sponsored ADR	38,828	3,569,458
Becton Dickinson & Co.	34,924	6,777,701
Biogen, Inc. (a)	8,447	1,486,587
Bristol-Myers Squibb Co.	41,485	2,237,701
Cardinal Health, Inc.	1,433	294,481
Cigna Group	15,027	4,135,881
CVS Health Corp.	76,566	6,076,278
Elevance Health, Inc.	20,548	7,203,101
Humana, Inc.	1,667	426,969
Johnson & Johnson	10,988	2,273,967
Medtronic PLC	41,844	4,019,535
Merck & Co., Inc.	42,029	4,423,972
Novo Nordisk AS Sponsored ADR	2,800	142,464
Sanofi SA	17,923	1,738,849
Sanofi SA ADR	20,135	975,742
Thermo Fisher Scientific, Inc.	4,660	2,700,237
UnitedHealth Group, Inc.	11,272	3,721,000
Viatris, Inc.	345,008	4,295,350
Zimmer Biomet Holdings, Inc.	65,415	5,882,117
		62,381,390
Industrials — 13.8%
3M Co.	6,473	1,036,327
AGCO Corp.	19,130	1,995,642
Boeing Co. (a)	28,607	6,211,152
CSX Corp.	131,604	4,770,645
Cummins, Inc.	2,440	1,245,498
Dover Corp.	7,511	1,466,448

The accompanying notes are an integral part of the financial statements.
10

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fortive Corp.	69,302	$3,826,163
General Electric Co.	18,427	5,676,069
L3Harris Technologies, Inc.	23,963	7,034,818
Middleby Corp. (a)	8,376	1,245,260
Norfolk Southern Corp.	3,216	928,524
Rockwell Automation, Inc.	8,614	3,351,449
Siemens AG Registered	21,821	6,128,123
Southwest Airlines Co.	134,233	5,547,850
Stanley Black & Decker, Inc.	80,187	5,956,290
Union Pacific Corp.	12,741	2,947,248
United Parcel Service, Inc. Class B	41,479	4,114,302
		63,481,808
Information Technology — 10.3%
Accenture PLC Class A	11,400	3,058,620
Advanced Micro Devices, Inc. (a)	15,322	3,281,360
Applied Materials, Inc.	16,372	4,207,440
Intel Corp. (a)	71,491	2,638,018
Microsoft Corp.	9,796	4,737,542
QUALCOMM, Inc.	56,986	9,747,455
Ralliant Corp.	36,580	1,862,288
Salesforce, Inc.	21,251	5,629,602
Samsung Electronics Co. Ltd.	86,088	7,174,944
TE Connectivity PLC	2,555	581,288
Teledyne Technologies, Inc. (a)	480	245,150
Texas Instruments, Inc.	23,222	4,028,785
		47,192,492
Materials — 2.9%
Avery Dennison Corp.	5,992	1,089,825
CF Industries Holdings, Inc.	61,342	4,744,190
International Paper Co.	139,096	5,478,991
West Fraser Timber Co. Ltd. (b)	33,795	2,065,213
		13,378,219
Real Estate — 3.4%
CubeSmart	7,855	283,173
Equity Residential	91,129	5,744,772
PotlatchDeltic Corp.	20,022	796,475
Rayonier, Inc.	97,531	2,111,546
Rexford Industrial Realty, Inc.	69,306	2,683,528
Sun Communities, Inc.	6,462	800,707
Weyerhaeuser Co.	134,797	3,193,341
		15,613,542
Utilities — 5.9%
Alliant Energy Corp.	47,776	3,105,918
Ameren Corp.	44,511	4,444,869
Dominion Energy, Inc.	9,279	543,657
NextEra Energy, Inc.	48,675	3,907,629
Sempra	48,391	4,272,441

	Number of Shares	Value
Southern Co.	104,016	$9,070,195
Xcel Energy, Inc.	24,283	1,793,542
		27,138,251
TOTAL COMMON STOCK (Cost $377,921,127)		454,662,052
Preferred Stock — 0.8%
Industrials — 0.5%
Boeing Co. Convertible
6.000%	32,577	2,249,767
Utilities — 0.3%
Southern Co., Convertible
7.125%	23,724	1,194,741
TOTAL PREFERRED STOCK (Cost $2,929,685)		3,444,508
TOTAL EQUITIES (Cost $380,850,812)		458,106,560
TOTAL LONG-TERM INVESTMENTS (Cost $380,850,812)		458,106,560
Short-Term Investments — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (c)	2,007,875	2,007,875
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 2.055% (d)	111	111

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (e)	$1,110,581	1,110,581
TOTAL SHORT-TERM INVESTMENTS (Cost $3,118,567)		3,118,567
TOTAL INVESTMENTS — 100.3% (Cost $383,969,379) (f)		461,225,127
Other Assets/ (Liabilities) — (0.3)%		(1,522,096)
NET ASSETS — 100.0%		$459,703,031

The accompanying notes are an integral part of the financial statements.
11

MML Equity Income Fund – Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $6,746,864 or 1.47% of net assets. The Fund received $5,075,425 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(e)
Maturity value of $1,110,704. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $1,132,814.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
12

MML Equity Index Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.1%
Common Stock — 99.1%
Communication Services — 10.5%
Alphabet, Inc. Class A	67,348	$21,079,924
Alphabet, Inc. Class C	53,828	16,891,226
AT&T, Inc.	82,066	2,038,520
Charter Communications, Inc. Class A (a)	1,056	220,440
Comcast Corp. Class A	42,072	1,257,532
Electronic Arts, Inc.	2,639	539,227
Fox Corp. Class A	2,347	171,495
Fox Corp. Class B	1,590	103,239
Live Nation Entertainment, Inc. (a) (b)	1,860	265,050
Match Group, Inc.	2,664	86,021
Meta Platforms, Inc. Class A	25,211	16,641,529
Netflix, Inc. (a)	49,051	4,599,022
News Corp. Class A	4,237	110,671
News Corp. Class B (b)	1,399	41,452
Omnicom Group, Inc.	3,584	289,408
Paramount Skydance Corp. Class B (b)	3,646	48,856
T-Mobile US, Inc.	5,608	1,138,648
Take-Two Interactive Software, Inc. (a)	2,013	515,388
TKO Group Holdings, Inc.	741	154,869
Trade Desk, Inc. Class A (a)	5,373	203,959
Verizon Communications, Inc.	49,080	1,999,028
Walt Disney Co.	20,666	2,351,171
Warner Bros Discovery, Inc. (a)	28,819	830,564
		71,577,239
Consumer Discretionary — 10.3%
Airbnb, Inc. Class A (a)	4,893	664,078
Amazon.com, Inc. (a)	112,611	25,992,871
Aptiv PLC (a)	2,626	199,812
AutoZone, Inc. (a)	196	664,734
Best Buy Co., Inc.	2,213	148,116
Booking Holdings, Inc.	373	1,997,538
Carnival Corp. (a)	12,583	384,285
Carvana Co. (a)	1,637	690,847
Chipotle Mexican Grill, Inc. (a)	15,278	565,286
Darden Restaurants, Inc.	1,398	257,260
Deckers Outdoor Corp. (a)	1,742	180,593
Domino’s Pizza, Inc.	350	145,887
DoorDash, Inc., Class A (a)	4,309	975,902
DR Horton, Inc.	3,158	454,847
eBay, Inc.	5,344	465,462
Expedia Group, Inc.	1,358	384,735

	Number of Shares	Value
Ford Motor Co.	45,927	$602,562
Garmin Ltd.	1,854	376,084
General Motors Co.	10,697	869,880
Genuine Parts Co.	1,615	198,580
Hasbro, Inc.	1,428	117,096
Hilton Worldwide Holdings, Inc.	2,723	782,182
Home Depot, Inc.	11,522	3,964,720
Las Vegas Sands Corp.	3,527	229,572
Lennar Corp. Class A	2,440	250,832
Lowe’s Cos., Inc.	6,509	1,569,710
Lululemon Athletica, Inc. (a)	1,291	268,283
Marriott International, Inc. Class A	2,599	806,314
McDonald’s Corp.	8,242	2,519,002
MGM Resorts International (a)	2,363	86,226
NIKE, Inc. Class B	13,853	882,575
Norwegian Cruise Line Holdings Ltd. (a) (b)	5,565	124,211
NVR, Inc. (a)	32	233,369
O’Reilly Automotive, Inc. (a)	9,807	894,496
Pool Corp.	365	83,494
PulteGroup, Inc.	2,203	258,324
Ralph Lauren Corp.	449	158,771
Ross Stores, Inc.	3,777	680,389
Royal Caribbean Cruises Ltd.	2,916	813,331
Starbucks Corp.	13,114	1,104,330
Tapestry, Inc.	2,414	308,437
Tesla, Inc. (a)	32,527	14,628,042
TJX Cos., Inc.	12,856	1,974,810
Tractor Supply Co.	6,065	303,311
Ulta Beauty, Inc. (a)	513	310,370
Williams-Sonoma, Inc.	1,444	257,884
Wynn Resorts Ltd. (b)	993	119,488
Yum! Brands, Inc.	3,282	496,501
		70,445,429
Consumer Staples — 4.7%
Altria Group, Inc.	19,504	1,124,601
Archer-Daniels-Midland Co.	5,676	326,313
Brown-Forman Corp. Class B (b)	2,358	61,450
Bunge Global SA	1,665	148,318
Campbell’s Co.	2,529	70,483
Church & Dwight Co., Inc.	2,745	230,168
Clorox Co.	1,427	143,884
Coca-Cola Co.	44,800	3,131,968
Colgate-Palmolive Co.	9,274	732,832
Conagra Brands, Inc.	6,038	104,518
Constellation Brands, Inc. Class A	1,621	223,633
Costco Wholesale Corp.	5,130	4,423,804
Dollar General Corp.	2,598	344,936
Dollar Tree, Inc. (a)	2,196	270,130

The accompanying notes are an integral part of the financial statements.
13

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Estee Lauder Cos., Inc. Class A	2,733	$286,200
General Mills, Inc.	6,313	293,555
Hershey Co.	1,753	319,011
Hormel Foods Corp.	3,728	88,354
J.M. Smucker Co.	1,170	114,438
Kenvue, Inc.	22,576	389,436
Keurig Dr. Pepper, Inc.	16,091	450,709
Kimberly-Clark Corp.	3,933	396,800
Kraft Heinz Co.	9,820	238,135
Kroger Co.	7,157	447,169
Lamb Weston Holdings, Inc.	1,464	61,327
McCormick & Co., Inc.	2,938	200,107
Molson Coors Beverage Co. Class B	1,872	87,385
Mondelez International, Inc. Class A	14,912	802,713
Monster Beverage Corp. (a)	8,257	633,064
PepsiCo, Inc.	15,802	2,267,903
Philip Morris International, Inc.	17,991	2,885,756
Procter & Gamble Co.	27,050	3,876,536
Sysco Corp.	5,657	416,864
Target Corp.	5,263	514,458
Tyson Foods, Inc. Class A	3,277	192,098
Walmart, Inc.	50,805	5,660,185
		31,959,241
Energy — 2.8%
APA Corp. (b)	4,495	109,948
Baker Hughes Co.	11,624	529,357
Chevron Corp.	21,910	3,339,303
ConocoPhillips	14,304	1,338,997
Coterra Energy, Inc.	8,599	226,326
Devon Energy Corp.	7,158	262,198
Diamondback Energy, Inc.	2,233	335,687
EOG Resources, Inc.	6,219	653,057
EQT Corp.	6,879	368,714
Expand Energy Corp.	2,504	276,341
Exxon Mobil Corp.	48,817	5,874,638
Halliburton Co.	10,060	284,296
Kinder Morgan, Inc.	22,425	616,463
Marathon Petroleum Corp.	3,501	569,368
Occidental Petroleum Corp.	8,109	333,442
ONEOK, Inc.	7,396	543,606
Phillips 66	4,610	594,874
SLB Ltd.	17,085	655,722
Targa Resources Corp.	2,533	467,339
Texas Pacific Land Corp.	672	193,012
Valero Energy Corp.	3,492	568,463
Williams Cos., Inc.	14,012	842,261
		18,983,412

	Number of Shares	Value
Financials — 13.3%
Aflac, Inc.	5,538	$610,675
Allstate Corp.	3,070	639,020
American Express Co.	6,220	2,301,089
American International Group, Inc.	6,210	531,265
Ameriprise Financial, Inc.	1,065	522,212
Aon PLC Class A	2,484	876,554
Apollo Global Management, Inc.	5,357	775,479
Arch Capital Group Ltd. (a)	4,120	395,190
ARES Management Corp. Class A	2,387	385,811
Arthur J Gallagher & Co.	3,011	779,217
Assurant, Inc.	553	133,190
Bank of America Corp.	77,770	4,277,350
Bank of New York Mellon Corp.	8,033	932,551
Berkshire Hathaway, Inc. Class B (a)	21,227	10,669,752
Blackrock, Inc.	1,677	1,794,960
Blackstone, Inc.	8,580	1,322,521
Block, Inc. (a)	6,397	416,381
Brown & Brown, Inc.	3,358	267,633
Capital One Financial Corp.	7,349	1,781,104
Cboe Global Markets, Inc.	1,247	312,997
Charles Schwab Corp.	19,335	1,931,760
Chubb Ltd.	4,237	1,322,452
Cincinnati Financial Corp.	1,856	303,122
Citigroup, Inc.	20,713	2,417,000
Citizens Financial Group, Inc.	5,122	299,176
CME Group, Inc.	4,155	1,134,647
Coinbase Global, Inc. Class A (a)	2,633	595,427
Corpay, Inc. (a)	827	248,869
Erie Indemnity Co. Class A	309	88,575
Everest Group Ltd.	488	165,603
FactSet Research Systems, Inc.	438	127,103
Fidelity National Information Services, Inc.	5,905	392,446
Fifth Third Bancorp	7,562	353,977
Fiserv, Inc. (a)	6,319	424,447
Franklin Resources, Inc.	3,950	94,365
Global Payments, Inc.	2,613	202,246
Globe Life, Inc.	920	128,671
Goldman Sachs Group, Inc.	3,472	3,051,888
Hartford Insurance Group, Inc.	3,186	439,031
Huntington Bancshares, Inc.	17,235	299,027
Interactive Brokers Group, Inc. Class A	5,123	329,460
Intercontinental Exchange, Inc.	6,630	1,073,795
Invesco Ltd.	4,872	127,987
Jack Henry & Associates, Inc.	819	149,451
JP Morgan Chase & Co.	31,512	10,153,797
KeyCorp.	10,651	219,837

The accompanying notes are an integral part of the financial statements.
14

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KKR & Co., Inc.	7,960	$1,014,741
Loews Corp.	2,014	212,094
M&T Bank Corp.	1,804	363,470
Marsh & McLennan Cos., Inc.	5,694	1,056,351
Mastercard, Inc. Class A	9,492	5,418,793
MetLife, Inc.	6,339	500,401
Moody’s Corp.	1,776	907,270
Morgan Stanley	13,982	2,482,224
MSCI, Inc.	870	499,145
Nasdaq, Inc.	5,277	512,555
Northern Trust Corp.	2,154	294,215
PayPal Holdings, Inc.	10,786	629,687
PNC Financial Services Group, Inc.	4,553	950,348
Principal Financial Group, Inc.	2,418	213,292
Progressive Corp.	6,812	1,551,229
Prudential Financial, Inc.	4,098	462,582
Raymond James Financial, Inc.	2,066	331,779
Regions Financial Corp.	9,929	269,076
Robinhood Markets, Inc. Class A (a)	9,009	1,018,918
S&P Global, Inc.	3,589	1,875,575
State Street Corp.	3,261	420,702
Synchrony Financial	4,110	342,897
T. Rowe Price Group, Inc.	2,617	267,928
Travelers Cos., Inc.	2,578	747,775
Truist Financial Corp.	14,818	729,194
US Bancorp	17,943	957,438
Visa, Inc. Class A	19,536	6,851,471
W. R. Berkley Corp.	3,566	250,048
Wells Fargo & Co.	36,338	3,386,702
Willis Towers Watson PLC	1,076	353,574
		90,670,584
Health Care — 9.5%
Abbott Laboratories	20,101	2,518,454
AbbVie, Inc.	20,459	4,674,677
Agilent Technologies, Inc.	3,274	445,493
Align Technology, Inc. (a)	790	123,359
Amgen, Inc.	6,250	2,045,688
Baxter International, Inc.	5,797	110,781
Becton Dickinson & Co.	3,307	641,790
Bio-Techne Corp.	1,707	100,389
Biogen, Inc. (a)	1,733	304,991
Boston Scientific Corp. (a)	17,198	1,639,829
Bristol-Myers Squibb Co.	23,559	1,270,772
Cardinal Health, Inc.	2,728	560,604
Cencora, Inc.	2,257	762,302
Centene Corp. (a)	5,337	219,618
Charles River Laboratories International, Inc. (a)	548	109,315

	Number of Shares	Value
Cigna Group	3,067	$844,130
Cooper Cos., Inc. (a)	2,263	185,475
CVS Health Corp.	14,618	1,160,085
Danaher Corp.	7,277	1,665,851
DaVita, Inc. (a)	447	50,784
Dexcom, Inc. (a)	4,511	299,395
Edwards Lifesciences Corp. (a)	6,717	572,624
Elevance Health, Inc.	2,593	908,976
Eli Lilly & Co.	9,193	9,879,533
GE HealthCare Technologies, Inc. (a)	5,274	432,574
Gilead Sciences, Inc.	14,444	1,772,857
HCA Healthcare, Inc.	1,849	863,224
Henry Schein, Inc. (a)	1,053	79,586
Hologic, Inc. (a)	2,507	186,746
Humana, Inc.	1,371	351,154
IDEXX Laboratories, Inc. (a)	931	629,849
Incyte Corp. (a)	1,778	175,613
Insulet Corp. (a)	831	236,203
Intuitive Surgical, Inc. (a)	4,104	2,324,341
IQVIA Holdings, Inc. (a)	1,972	444,509
Johnson & Johnson	27,890	5,771,836
Labcorp Holdings, Inc.	985	247,117
McKesson Corp.	1,442	1,182,858
Medtronic PLC	14,872	1,428,604
Merck & Co., Inc.	28,732	3,024,330
Mettler-Toledo International, Inc. (a)	234	326,240
Moderna, Inc. (a)	3,787	111,679
Molina Healthcare, Inc. (a)	638	110,719
Pfizer, Inc.	66,030	1,644,147
Quest Diagnostics, Inc.	1,274	221,077
Regeneron Pharmaceuticals, Inc.	1,158	893,825
ResMed, Inc.	1,714	412,851
Revvity, Inc. (b)	1,347	130,322
Solventum Corp. (a)	1,749	138,591
STERIS PLC	1,095	277,604
Stryker Corp.	3,991	1,402,717
Thermo Fisher Scientific, Inc.	4,349	2,520,028
UnitedHealth Group, Inc.	10,481	3,459,883
Universal Health Services, Inc. Class B	638	139,097
Vertex Pharmaceuticals, Inc. (a)	2,924	1,325,625
Viatris, Inc.	13,081	162,858
Waters Corp. (a)	700	265,881
West Pharmaceutical Services, Inc.	830	228,366
Zimmer Biomet Holdings, Inc.	2,321	208,704
Zoetis, Inc.	5,101	641,808
		64,868,338

The accompanying notes are an integral part of the financial statements.
15

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrials — 8.1%
3M Co.	6,174	$988,457
A.O. Smith Corp.	1,162	77,715
Allegion PLC	972	154,762
AMETEK, Inc.	2,622	538,323
Automatic Data Processing, Inc.	4,704	1,210,010
Axon Enterprise, Inc. (a)	914	519,088
Boeing Co. (a)	9,041	1,962,982
Broadridge Financial Solutions, Inc.	1,314	293,245
Builders FirstSource, Inc. (a)	1,290	132,728
C.H. Robinson Worldwide, Inc.	1,317	211,721
Carrier Global Corp.	9,375	495,375
Caterpillar, Inc.	5,417	3,103,237
Cintas Corp.	3,928	738,739
Comfort Systems USA, Inc.	407	379,849
Copart, Inc. (a)	10,372	406,064
CSX Corp.	21,389	775,351
Cummins, Inc.	1,620	826,929
Dayforce, Inc. (a)	1,763	121,929
Deere & Co.	2,926	1,362,258
Delta Air Lines, Inc.	7,400	513,560
Dover Corp.	1,635	319,217
Eaton Corp. PLC	4,532	1,443,487
EMCOR Group, Inc.	521	318,743
Emerson Electric Co.	6,463	857,769
Equifax, Inc.	1,421	308,329
Expeditors International of Washington, Inc.	1,610	239,906
Fastenal Co.	13,201	529,756
FedEx Corp.	2,490	719,261
Fortive Corp.	3,677	203,007
GE Vernova, Inc.	3,139	2,051,556
Generac Holdings, Inc. (a)	645	87,959
General Dynamics Corp.	2,962	997,187
General Electric Co.	12,210	3,761,046
Honeywell International, Inc.	7,391	1,441,910
Howmet Aerospace, Inc.	4,643	951,908
Hubbell, Inc.	634	281,566
Huntington Ingalls Industries, Inc.	429	145,890
IDEX Corp.	855	152,139
Illinois Tool Works, Inc.	3,059	753,432
Ingersoll Rand, Inc.	4,210	333,516
Jacobs Solutions, Inc.	1,429	189,285
JB Hunt Transport Services, Inc.	885	171,991
Johnson Controls International PLC	7,074	847,111
L3Harris Technologies, Inc.	2,153	632,056
Leidos Holdings, Inc.	1,462	263,745
Lennox International, Inc.	374	181,607
Lockheed Martin Corp.	2,349	1,136,141

	Number of Shares	Value
Masco Corp.	2,376	$150,781
Nordson Corp.	600	144,258
Norfolk Southern Corp.	2,571	742,299
Northrop Grumman Corp.	1,557	887,817
Old Dominion Freight Line, Inc.	2,152	337,434
Otis Worldwide Corp.	4,606	402,334
PACCAR, Inc.	6,060	663,631
Parker-Hannifin Corp.	1,461	1,284,161
Paychex, Inc.	3,824	428,976
Paycom Software, Inc.	590	94,022
Pentair PLC	1,913	199,220
Quanta Services, Inc.	1,711	722,145
Republic Services, Inc.	2,328	493,373
Rockwell Automation, Inc.	1,316	512,016
Rollins, Inc.	3,230	193,865
RTX Corp.	15,581	2,857,555
Snap-on, Inc.	608	209,517
Southwest Airlines Co.	5,955	246,120
Stanley Black & Decker, Inc.	1,698	126,127
Textron, Inc.	2,099	182,970
Trane Technologies PLC	2,572	1,001,022
TransDigm Group, Inc.	660	877,701
Uber Technologies, Inc. (a)	24,025	1,963,083
Union Pacific Corp.	6,903	1,596,802
United Airlines Holdings, Inc. (a)	3,732	417,312
United Parcel Service, Inc. Class B	8,619	854,919
United Rentals, Inc.	749	606,181
Veralto Corp.	2,951	294,451
Verisk Analytics, Inc.	1,574	352,088
W.W. Grainger, Inc.	507	511,588
Waste Management, Inc.	4,306	946,071
Westinghouse Air Brake Technologies Corp.	1,953	416,868
Xylem, Inc.	2,790	379,942
		55,228,491
Information Technology — 34.1%
Accenture PLC Class A	7,175	1,925,052
Adobe, Inc. (a)	4,846	1,696,052
Advanced Micro Devices, Inc. (a)	18,891	4,045,697
Akamai Technologies, Inc. (a)	1,666	145,359
Amphenol Corp. Class A	14,224	1,922,231
Analog Devices, Inc.	5,678	1,539,874
Apple, Inc.	171,049	46,501,381
Applied Materials, Inc.	9,222	2,369,962
AppLovin Corp. Class A (a)	3,121	2,102,992
Arista Networks, Inc. (a)	11,971	1,568,560
Autodesk, Inc. (a)	2,447	724,336
Broadcom, Inc.	54,665	18,919,556
Cadence Design Systems, Inc. (a)	3,127	977,438

The accompanying notes are an integral part of the financial statements.
16

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CDW Corp.	1,448	$197,218
Cisco Systems, Inc.	45,617	3,513,878
Cognizant Technology Solutions Corp. Class A	5,571	462,393
Corning, Inc.	9,043	791,805
Crowdstrike Holdings, Inc. Class A (a)	2,884	1,351,904
Datadog, Inc. Class A (a)	3,737	508,195
Dell Technologies, Inc. Class C	3,466	436,300
EPAM Systems, Inc. (a)	590	120,879
F5, Inc. (a)	671	171,279
Fair Isaac Corp. (a)	275	464,921
First Solar, Inc. (a)	1,239	323,664
Fortinet, Inc. (a)	7,466	592,875
Gartner, Inc. (a)	799	201,572
Gen Digital, Inc.	6,244	169,774
GoDaddy, Inc. Class A (a)	1,569	194,682
Hewlett Packard Enterprise Co.	14,915	358,258
HP, Inc.	11,137	248,132
Intel Corp. (a)	51,293	1,892,712
International Business Machines Corp.	10,843	3,211,805
Intuit, Inc.	3,216	2,130,343
Jabil, Inc.	1,278	291,410
Keysight Technologies, Inc. (a)	1,967	399,675
KLA Corp.	1,518	1,844,491
Lam Research Corp.	14,540	2,488,957
Microchip Technology, Inc.	6,168	393,025
Micron Technology, Inc.	13,018	3,715,467
Microsoft Corp.	86,036	41,608,730
Monolithic Power Systems, Inc.	551	499,404
Motorola Solutions, Inc.	1,907	730,991
NetApp, Inc.	2,408	257,873
NVIDIA Corp.	281,293	52,461,144
NXP Semiconductors NV	2,953	640,978
ON Semiconductor Corp. (a)	4,561	246,978
Oracle Corp.	19,291	3,760,009
Palantir Technologies, Inc. Class A (a)	26,474	4,705,753
Palo Alto Networks, Inc. (a)	7,786	1,434,181
PTC, Inc. (a)	1,413	246,159
Qnity Electronics, Inc.	2,383	194,572
QUALCOMM, Inc.	12,398	2,120,678
Roper Technologies, Inc.	1,252	557,303
Salesforce, Inc.	11,020	2,919,308
Sandisk Corp. (a)	1,606	381,232
Seagate Technology Holdings PLC	2,430	669,198
ServiceNow, Inc. (a)	12,170	1,864,322
Skyworks Solutions, Inc.	1,765	111,919
Super Micro Computer, Inc. (a)	5,944	173,981

	Number of Shares	Value
Synopsys, Inc. (a)	2,175	$1,021,641
TE Connectivity PLC	3,432	780,814
Teledyne Technologies, Inc. (a)	553	282,434
Teradyne, Inc.	1,856	359,247
Texas Instruments, Inc.	10,572	1,834,136
Trimble, Inc. (a)	2,838	222,357
Tyler Technologies, Inc. (a)	509	231,061
VeriSign, Inc.	981	238,334
Western Digital Corp.	3,958	681,845
Workday, Inc. Class A (a)	2,547	547,045
Zebra Technologies Corp. Class A (a)	594	144,235
		232,841,966
Materials — 1.8%
Air Products & Chemicals, Inc.	2,603	642,993
Albemarle Corp. (b)	1,334	188,681
Amcor PLC	26,931	224,605
Avery Dennison Corp.	912	165,875
Ball Corp.	2,970	157,321
CF Industries Holdings, Inc.	1,702	131,633
Corteva, Inc.	7,828	524,711
CRH PLC	7,759	968,323
Dow, Inc.	8,208	191,903
DuPont de Nemours, Inc.	4,767	191,633
Ecolab, Inc.	2,958	776,534
Freeport-McMoRan, Inc.	16,775	852,002
International Flavors & Fragrances, Inc.	2,995	201,833
International Paper Co. (b)	6,265	246,778
Linde PLC (LIN US)	5,405	2,304,638
LyondellBasell Industries NV Class A	2,985	129,251
Martin Marietta Materials, Inc.	708	440,843
Mosaic Co.	3,893	93,782
Newmont Corp. (NEM US)	12,559	1,254,016
Nucor Corp.	2,670	435,504
Packaging Corp. of America	1,036	213,654
PPG Industries, Inc.	2,603	266,703
Sherwin-Williams Co.	2,686	870,345
Smurfit WestRock PLC	5,843	225,949
Steel Dynamics, Inc.	1,531	259,428
Vulcan Materials Co.	1,534	437,527
		12,396,465
Real Estate — 1.8%
Alexandria Real Estate Equities, Inc.	1,735	84,911
American Tower Corp.	5,378	944,215
AvalonBay Communities, Inc.	1,594	289,008
BXP, Inc. (b)	1,600	107,968

The accompanying notes are an integral part of the financial statements.
17

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Camden Property Trust	1,184	$130,335
CBRE Group, Inc. Class A (a)	3,449	554,565
CoStar Group, Inc. (a)	4,886	328,535
Crown Castle, Inc.	5,121	455,103
Digital Realty Trust, Inc.	3,776	584,185
Equinix, Inc.	1,150	881,084
Equity Residential	4,055	255,627
Essex Property Trust, Inc.	748	195,737
Extra Space Storage, Inc.	2,433	316,825
Federal Realty Investment Trust	984	99,187
Healthpeak Properties, Inc.	7,850	126,228
Host Hotels & Resorts, Inc.	7,688	136,308
Invitation Homes, Inc.	6,667	185,276
Iron Mountain, Inc.	3,528	292,648
Kimco Realty Corp.	7,894	160,011
Mid-America Apartment Communities, Inc.	1,363	189,334
Prologis, Inc.	10,739	1,370,941
Public Storage	1,798	466,581
Realty Income Corp.	10,435	588,221
Regency Centers Corp.	1,830	126,325
SBA Communications Corp.	1,281	247,784
Simon Property Group, Inc.	3,651	675,837
UDR, Inc.	3,336	122,364
Ventas, Inc.	5,226	404,388
VICI Properties, Inc.	12,218	343,570
Welltower, Inc.	7,785	1,444,974
Weyerhaeuser Co.	8,496	201,270
		12,309,345
Utilities — 2.2%
AES Corp.	8,797	126,149
Alliant Energy Corp.	2,942	191,259
Ameren Corp.	3,036	303,175
American Electric Power Co., Inc.	6,202	715,153
American Water Works Co., Inc.	2,188	285,534
Atmos Energy Corp.	1,881	315,312
CenterPoint Energy, Inc.	7,764	297,672
CMS Energy Corp.	3,518	246,014
Consolidated Edison, Inc.	4,211	418,236
Constellation Energy Corp.	3,624	1,280,250
Dominion Energy, Inc.	9,990	585,314
DTE Energy Co.	2,342	302,071
Duke Energy Corp.	8,965	1,050,788
Edison International	4,572	274,411
Entergy Corp.	5,212	481,745
Evergy, Inc.	2,634	190,939
Eversource Energy	4,351	292,953
Exelon Corp.	11,871	517,457
FirstEnergy Corp.	6,051	270,903

	Number of Shares	Value
NextEra Energy, Inc.	23,925	$1,920,699
NiSource, Inc.	5,587	233,313
NRG Energy, Inc.	2,203	350,806
PG&E Corp.	25,536	410,364
Pinnacle West Capital Corp.	1,438	127,551
PPL Corp. (b)	8,834	309,367
Public Service Enterprise Group, Inc.	5,861	470,638
Sempra	7,551	666,678
Southern Co.	12,688	1,106,394
Vistra Corp.	3,707	598,050
WEC Energy Group, Inc.	3,707	390,940
Xcel Energy, Inc.	6,749	498,481
		15,228,616
TOTAL COMMON STOCK (Cost $262,519,353)		676,509,126
TOTAL EQUITIES (Cost $262,519,353)		676,509,126
Exchange-Traded Funds — 0.2%
iShares Core S&P 500 ETF	2,127	1,456,867
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,451,610)		1,456,867
TOTAL LONG-TERM INVESTMENTS (Cost $263,970,963)		677,965,993
Short-Term Investments — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (c)	49,624	49,624

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (d)	$4,694,458	4,694,458
TOTAL SHORT-TERM INVESTMENTS (Cost $4,744,082)		4,744,082
TOTAL INVESTMENTS — 100.0% (Cost $268,715,045) (e)		682,710,075
Other Assets/ (Liabilities) — 0.0%		198,190
NET ASSETS — 100.0%		$682,908,265

The accompanying notes are an integral part of the financial statements.
18

MML Equity Index Fund – Portfolio of Investments (Continued)
Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $1,711,306 or 0.25% of net assets. The Fund received $1,711,412 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(d)
Maturity value of $4,694,979. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $4,788,534.

(e)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	3/20/26	15	$ 5,164,794	$4,581

The accompanying notes are an integral part of the financial statements.
19

MML Focused Equity Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 98.7%
Common Stock — 98.7%
Communication Services — 4.8%
Alphabet, Inc. Class A	35,112	$10,990,056
Consumer Discretionary — 13.1%
Home Depot, Inc.	21,345	7,344,815
Marriott International, Inc. Class A	10,459	3,244,800
McDonald's Corp.	23,684	7,238,541
NIKE, Inc. Class B	47,161	3,004,627
TJX Cos., Inc.	58,279	8,952,237
		29,785,020
Consumer Staples — 5.8%
Coca-Cola Co.	87,025	6,083,918
Procter & Gamble Co.	50,263	7,203,190
		13,287,108
Financials — 23.8%
American Express Co.	25,840	9,559,508
Chubb Ltd.	30,115	9,399,494
Marsh & McLennan Cos., Inc.	48,141	8,931,118
Mastercard, Inc. Class A	17,686	10,096,584
S&P Global, Inc.	17,816	9,310,463
Visa, Inc. Class A	19,744	6,924,418
		54,221,585
Health Care — 13.9%
Danaher Corp.	35,775	8,189,613
Elevance Health, Inc.	13,042	4,571,873
Eli Lilly & Co.	11,054	11,879,513
Stryker Corp.	20,276	7,126,406
		31,767,405
Industrials — 7.9%
AMETEK, Inc.	11,406	2,341,766
Honeywell International, Inc.	37,831	7,380,450
Northrop Grumman Corp.	14,466	8,248,658
		17,970,874
Information Technology — 25.5%
Accenture PLC Class A	16,976	4,554,661
Amphenol Corp. Class A	14,000	1,891,960
Apple, Inc.	31,780	8,639,711
Broadcom, Inc.	38,196	13,219,635
Intuit, Inc.	10,615	7,031,588
Microsoft Corp.	21,153	10,230,014
QUALCOMM, Inc.	29,776	5,093,185
Texas Instruments, Inc.	43,589	7,562,256
		58,223,010

	Number of Shares	Value
Materials — 3.9%
Linde PLC (LIN US)	20,996	$8,952,484
TOTAL COMMON STOCK (Cost $181,153,274)		225,197,542
TOTAL EQUITIES (Cost $181,153,274)		225,197,542
TOTAL LONG-TERM INVESTMENTS (Cost $181,153,274)		225,197,542

	Principal Amount
Short-Term Investments — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (a)	$3,528,666	3,528,666
TOTAL SHORT-TERM INVESTMENTS (Cost $3,528,666)		3,528,666
TOTAL INVESTMENTS — 100.2% (Cost $184,681,940) (b)		228,726,208
Other Assets/ (Liabilities) — (0.2)%		(478,991)
NET ASSETS — 100.0%		$228,247,217

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Maturity value of $3,529,058. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $3,599,274.

(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
20

MML Foreign Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 101.0%
Common Stock — 100.3%
Australia — 3.7%
BHP Group Ltd. (a)	9,700	$292,708
Glencore PLC	296,600	1,613,426
Macquarie Group Ltd.	10,100	1,359,294
Santos Ltd.	329,500	1,351,464
Sonic Healthcare Ltd.	64,100	966,598
Whitehaven Coal Ltd.	132,300	683,732
		6,267,222
Belgium — 2.3%
Anheuser-Busch InBev SA	25,000	1,604,010
KBC Group NV	17,500	2,274,704
		3,878,714
Canada — 1.2%
Canadian National Railway Co.	9,800	969,255
CCL Industries, Inc. Class B	16,800	1,061,207
		2,030,462
China — 1.2%
Prosus NV (PRX NA)	29,700	1,834,381
SITC International Holdings Co. Ltd.	68,500	244,731
		2,079,112
Denmark — 0.7%
Novo Nordisk AS Class B	15,400	784,981
Rockwool AS Class B	9,300	327,346
		1,112,327
France — 11.2%
Accor SA	35,600	2,017,132
Amundi SA (b)	17,000	1,405,971
Capgemini SE	12,800	2,119,842
Cie de Saint-Gobain SA	13,700	1,390,728
Edenred SE	43,600	968,598
FDJ UNITED	10,400	288,341
Rexel SA	13,200	518,850
Societe Generale SA	47,100	3,794,746
Sodexo SA (a)	16,100	824,806
Teleperformance SE	8,776	632,336
TotalEnergies SE (TTE FP)	27,700	1,805,427
Veolia Environnement SA	94,112	3,279,024
		19,045,801
Germany — 11.9%
Allianz SE Registered	3,500	1,605,339
BASF SE	20,200	1,055,301
CTS Eventim AG & Co. KGaA	8,000	734,335
Deutsche Boerse AG	7,100	1,864,894
Deutsche Post AG	28,100	1,539,099

	Number of Shares	Value
Heidelberg Materials AG	9,200	$2,409,201
Infineon Technologies AG	44,900	1,989,468
Merck KGaA	12,800	1,837,326
SAP SE	12,200	2,985,076
Siemens AG Registered	9,100	2,555,608
Zalando SE (b) (c)	53,900	1,600,345
		20,175,992
Hong Kong — 2.0%
AIA Group Ltd.	205,000	2,105,656
CK Asset Holdings Ltd.	248,500	1,251,717
		3,357,373
Ireland — 3.1%
AerCap Holdings NV	17,200	2,472,672
AIB Group PLC	262,900	2,825,040
		5,297,712
Israel — 0.9%
Check Point Software Technologies Ltd. (c)	8,100	1,503,036
Italy — 0.7%
Ryanair Holdings PLC	33,200	1,152,966
Japan — 20.7%
Canon, Inc. (a)	35,500	1,050,886
Dai Nippon Printing Co. Ltd.	37,400	643,744
Daikin Industries Ltd.	7,400	949,961
FANUC Corp.	51,100	1,988,796
Fujitsu Ltd.	93,500	2,563,546
Hitachi Ltd.	115,200	3,573,924
Komatsu Ltd.	29,700	949,420
Kyocera Corp.	104,800	1,471,191
Nintendo Co. Ltd.	11,200	756,553
Nomura Holdings, Inc.	95,100	791,082
Olympus Corp.	84,100	1,071,285
ORIX Corp.	103,700	3,014,747
Panasonic Holdings Corp.	126,700	1,657,492
Rakuten Group, Inc. (a) (c)	195,600	1,254,988
Renesas Electronics Corp.	90,300	1,236,683
SBI Holdings, Inc.	104,000	2,244,457
Seven & i Holdings Co. Ltd.	173,900	2,497,363
Sony Group Corp.	141,500	3,616,762
Sumitomo Mitsui Financial Group, Inc.	107,600	3,462,930
Toyota Industries Corp.	4,500	510,985
		35,306,795
Luxembourg — 1.2%
ArcelorMittal SA	9,400	428,099
Eurofins Scientific SE	22,000	1,608,994
		2,037,093

The accompanying notes are an integral part of the financial statements.
21

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands — 4.2%
ASML Holding NV	3,600	$3,848,098
EXOR NV	5,100	432,219
ING Groep NV	78,300	2,201,106
Koninklijke Philips NV	26,220	709,644
Magnum Ice Cream Co. NV (a) (c)	2,500	39,680
		7,230,747
Norway — 2.5%
Aker BP ASA	49,173	1,251,238
DNB Bank ASA	107,300	2,988,175
		4,239,413
Republic of Korea — 1.9%
Samsung Electronics Co. Ltd.	39,400	3,283,765
Singapore — 1.5%
DBS Group Holdings Ltd.	60,360	2,641,617
Sweden — 2.6%
Boliden AB (c)	20,500	1,134,473
Essity AB Class B	42,000	1,209,924
Skandinaviska Enskilda Banken AB Class A	97,900	2,066,721
		4,411,118
Switzerland — 2.0%
Cie Financiere Richemont SA Registered Class A	9,100	1,963,928
Julius Baer Group Ltd.	18,181	1,421,366
		3,385,294
United Kingdom — 13.4%
Ashtead Group PLC	19,900	1,357,679
Aviva PLC	148,076	1,355,718
Barratt Redrow PLC	145,100	743,420
Beazley PLC	32,200	359,712
Bunzl PLC	13,500	376,743
CK Hutchison Holdings Ltd.	306,800	2,090,231
DCC PLC	25,950	1,612,813
Inchcape PLC	90,600	939,177
Informa PLC	65,700	779,322
Kingfisher PLC	124,200	520,785
Legal & General Group PLC	386,800	1,358,191
Lloyds Banking Group PLC	2,515,900	3,315,557
Pearson PLC	74,300	1,048,577
Persimmon PLC	40,000	731,267
Reckitt Benckiser Group PLC	22,800	1,845,915
Smith & Nephew PLC	46,500	774,112
Tesco PLC	272,305	1,621,272
Unilever PLC	17,422	1,139,074
Wise PLC Class A (c)	63,400	761,521
		22,731,086

	Number of Shares	Value
United States — 11.4%
BP PLC	272,800	$1,583,599
GSK PLC	77,700	1,909,520
Linde PLC (LIN US)	2,000	852,780
Nestle SA Registered	26,400	2,623,986
Novartis AG Registered	12,300	1,699,100
Roche Holding AG	9,600	3,967,373
Sanofi SA	19,600	1,901,548
Shell PLC	53,700	1,972,629
Smurfit WestRock PLC	42,000	1,624,140
Tenaris SA	69,300	1,336,809
		19,471,484
TOTAL COMMON STOCK (Cost $127,182,531)		170,639,129
Preferred Stock — 0.7%
Germany — 0.7%
Henkel AG & Co. KGaA 2.923%	13,800	1,127,863
TOTAL PREFERRED STOCK (Cost $1,089,260)		1,127,863
TOTAL EQUITIES (Cost $128,271,791)		171,766,992
TOTAL LONG-TERM INVESTMENTS (Cost $128,271,791)		171,766,992
Short-Term Investments — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (d)	1,118,228	1,118,228

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (e)	$383,921	383,921
TOTAL SHORT-TERM INVESTMENTS (Cost $1,502,149)		1,502,149
TOTAL INVESTMENTS — 101.8% (Cost $129,773,940) (f)		173,269,141
Other Assets/ (Liabilities) — (1.8)%		(3,090,525)
NET ASSETS — 100.0%		$170,178,616

The accompanying notes are an integral part of the financial statements.
22

MML Foreign Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $2,423,021 or 1.42% of net assets. The Fund received $1,428,638 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $3,006,316 or 1.77% of net assets.

(c)	Non-income producing security.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(e)
Maturity value of $383,963. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $391,780.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Financials	27.4%
Industrials	15.2%
Information Technology	13.0%
Consumer Discretionary	11.2%
Health Care	10.1%
Consumer Staples	8.1%
Materials	6.2%
Energy	5.9%
Utilities	1.9%
Communication Services	1.3%
Real Estate	0.7%
Total Long-Term Investments	101.0%
Short-Term Investments and Other Assets and Liabilities	(1.0)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
23

MML Fundamental Equity Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.4%
Common Stock — 99.4%
Communication Services — 12.4%
Alphabet, Inc. Class A	81,417	$25,483,521
Meta Platforms, Inc. Class A	22,900	15,116,061
Walt Disney Co.	46,891	5,334,789
		45,934,371
Consumer Discretionary — 8.6%
Amazon.com, Inc. (a)	74,559	17,209,708
DR Horton, Inc.	13,241	1,907,101
Royal Caribbean Cruises Ltd.	13,025	3,632,933
Tesla, Inc. (a)	9,960	4,479,211
Yum! Brands, Inc.	29,663	4,487,419
		31,716,372
Consumer Staples — 6.2%
BJ’s Wholesale Club Holdings, Inc. (a)	16,518	1,487,116
Coca-Cola Co.	65,819	4,601,406
Estee Lauder Cos., Inc. Class A	23,028	2,411,492
Philip Morris International, Inc.	47,863	7,677,225
Walmart, Inc.	59,845	6,667,332
		22,844,571
Energy — 2.5%
Cheniere Energy, Inc.	13,144	2,555,062
Chevron Corp.	30,671	4,674,567
Suncor Energy, Inc.	48,114	2,134,337
		9,363,966
Financials — 12.3%
American Express Co.	12,782	4,728,701
American International Group, Inc.	43,171	3,693,279
Arthur J Gallagher & Co.	8,807	2,279,164
Capital One Financial Corp.	12,878	3,121,112
Charles Schwab Corp.	69,976	6,991,302
Equitable Holdings, Inc.	80,823	3,851,216
JP Morgan Chase & Co.	34,119	10,993,824
KKR & Co., Inc.	22,874	2,915,978
Mastercard, Inc. Class A	12,597	7,191,375
		45,765,951
Health Care — 10.2%
AbbVie, Inc.	23,884	5,457,255
AstraZeneca PLC Sponsored ADR	7,292	670,354
Boston Scientific Corp. (a)	42,563	4,058,382
Cencora, Inc.	10,628	3,589,607
CVS Health Corp.	49,822	3,953,874

	Number of Shares	Value
Eli Lilly & Co.	6,787	$7,293,853
Lonza Group AG Registered	3,896	2,635,867
Medline, Inc. Class A (a)	56,562	2,375,604
Medtronic PLC	58,225	5,593,093
Tenet Healthcare Corp. (a)	11,450	2,275,344
		37,903,233
Industrials — 8.4%
Airbus SE	8,559	1,985,288
Boeing Co. (a)	16,011	3,476,308
Emerson Electric Co.	7,333	973,236
General Electric Co.	15,717	4,841,308
Hubbell, Inc.	8,671	3,850,878
Johnson Controls International PLC	19,243	2,304,349
Otis Worldwide Corp.	30,361	2,652,033
Parker-Hannifin Corp.	4,274	3,756,675
Republic Services, Inc.	10,824	2,293,930
Uber Technologies, Inc. (a)	60,278	4,925,316
		31,059,321
Information Technology — 31.1%
Apple, Inc.	87,738	23,852,453
ARM Holdings PLC ADR (a)	8,981	981,713
ASML Holding NV	4,577	4,896,749
Broadcom, Inc.	35,773	12,381,035
HubSpot, Inc. (a)	2,868	1,150,928
Intuit, Inc.	6,004	3,977,170
Microsoft Corp.	58,823	28,447,979
MongoDB, Inc. (a)	4,290	1,800,470
NVIDIA Corp.	170,273	31,755,915
ServiceNow, Inc. (a)	23,353	3,577,446
Texas Instruments, Inc.	14,848	2,575,980
		115,397,838
Materials — 2.6%
Corteva, Inc.	32,974	2,210,247
CRH PLC	19,560	2,441,088
DuPont de Nemours, Inc.	40,466	1,626,733
Linde PLC (LIN US)	7,473	3,186,413
		9,464,481
Real Estate — 2.0%
American Tower Corp.	8,803	1,545,543
Prologis, Inc.	29,548	3,772,098
Welltower, Inc.	11,443	2,123,935
		7,441,576
Utilities — 3.1%
Ameren Corp.	19,828	1,980,024
Atmos Energy Corp.	26,139	4,381,681

The accompanying notes are an integral part of the financial statements.
24

MML Fundamental Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Energy Corp.	4,078	$1,440,635
PPL Corp. (b)	108,352	3,794,487
		11,596,827
TOTAL COMMON STOCK (Cost $323,662,407)		368,488,507
TOTAL EQUITIES (Cost $323,662,407)		368,488,507
TOTAL LONG-TERM INVESTMENTS (Cost $323,662,407)		368,488,507

	Principal Amount
Short-Term Investments — 0.7%
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (c)	$2,517,808	2,517,808
TOTAL SHORT-TERM INVESTMENTS (Cost $2,517,808)		2,517,808
TOTAL INVESTMENTS — 100.1% (Cost $326,180,215) (d)		371,006,315
Other Assets/ (Liabilities) — (0.1)%		(202,356)
NET ASSETS — 100.0%		$370,803,959

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $3,655,843 or 0.99% of net assets. The Fund received $3,761,971 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $2,518,088. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $2,568,359.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
25

MML Global Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 97.9%
Common Stock — 97.9%
Brazil — 0.5%
MercadoLibre, Inc. (a)	1,431	$2,882,406
Canada — 2.4%
Shopify, Inc. Class A (a)	82,045	13,206,784
China — 2.3%
JD.com, Inc. ADR (b)	241,252	6,923,932
Tencent Holdings Ltd.	69,900	5,356,244
		12,280,176
France — 5.9%
Airbus SE	69,090	16,025,654
EssilorLuxottica SA	14,966	4,731,860
LVMH Moet Hennessy Louis Vuitton SE	14,465	10,905,166
		31,662,680
Germany — 2.4%
Allianz SE Registered	10,581	4,853,169
SAP SE	32,576	7,970,641
		12,823,810
India — 2.1%
HDFC Bank Ltd. ADR	157,315	5,748,290
ICICI Bank Ltd. Sponsored ADR	181,073	5,395,976
		11,144,266
Italy — 1.2%
Brunello Cucinelli SpA (b)	45,449	5,229,951
Moncler SpA	18,411	1,183,293
		6,413,244
Japan — 1.9%
Capcom Co. Ltd.	154,600	3,596,846
Hoya Corp.	20,200	3,059,676
Keyence Corp.	6,700	2,427,442
Nintendo Co. Ltd.	19,500	1,317,212
		10,401,176
Netherlands — 2.4%
Adyen NV (a) (c)	4,425	7,099,790
ASML Holding NV	1,724	1,842,811
BE Semiconductor Industries NV	16,841	2,618,877
Universal Music Group NV	49,481	1,292,716
		12,854,194
Spain — 0.7%
Amadeus IT Group SA	53,007	3,887,996

	Number of Shares	Value
Sweden — 1.2%
Assa Abloy AB Class B	87,928	$3,408,921
Atlas Copco AB Class A	163,730	2,933,348
		6,342,269
Switzerland — 2.1%
Galderma Group AG	20,361	4,132,944
Lonza Group AG Registered	10,284	6,957,715
		11,090,659
Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	544,000	26,576,237
United States — 67.9%
Alphabet, Inc. Class A	203,341	63,645,733
Amazon.com, Inc. (a)	64,243	14,828,569
Analog Devices, Inc.	52,234	14,165,861
ARM Holdings PLC ADR (a) (b)	30,221	3,303,458
Berkshire Hathaway, Inc. Class A (a)	1	754,800
Boston Scientific Corp. (a)	79,392	7,570,027
Broadcom, Inc.	49,961	17,291,502
Cadence Design Systems, Inc. (a)	8,854	2,767,583
Ecolab, Inc.	12,045	3,162,053
Eli Lilly & Co.	16,385	17,608,632
Equifax, Inc.	21,018	4,560,486
IDEXX Laboratories, Inc. (a)	4,233	2,863,751
Intuit, Inc.	23,035	15,258,845
Intuitive Surgical, Inc. (a)	15,451	8,750,828
IQVIA Holdings, Inc. (a)	10,510	2,369,059
Lam Research Corp.	112,297	19,223,000
Las Vegas Sands Corp.	16,408	1,067,997
Linde PLC (LIN US)	3,765	1,605,358
Marriott International, Inc. Class A	20,005	6,206,351
Marvell Technology, Inc.	83,750	7,117,075
Mastercard, Inc. Class A	9,188	5,245,245
Meta Platforms, Inc. Class A	50,121	33,084,371
Microsoft Corp.	33,555	16,227,869
Netflix, Inc. (a)	58,810	5,514,026
NVIDIA Corp.	156,850	29,252,525
Phathom Pharmaceuticals, Inc. (a) (b)	116,829	1,938,193
S&P Global, Inc.	41,352	21,610,142
ServiceNow, Inc. (a)	17,035	2,609,592
Spotify Technology SA (a)	7,507	4,359,390
Stryker Corp.	6,425	2,258,195
Thermo Fisher Scientific, Inc.	13,614	7,888,632

The accompanying notes are an integral part of the financial statements.
26

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TJX Cos., Inc.	28,209	$4,333,185
Visa, Inc. Class A	49,714	17,435,197
		365,877,530
TOTAL COMMON STOCK (Cost $450,754,250)		527,443,427
TOTAL EQUITIES (Cost $450,754,250)		527,443,427
TOTAL LONG-TERM INVESTMENTS (Cost $450,754,250)		527,443,427
Short-Term Investments — 2.7%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (d)	1,743,362	1,743,362

	Principal Amount
Repurchase Agreement — 2.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (e)	$12,642,371	12,642,371
TOTAL SHORT-TERM INVESTMENTS (Cost $14,385,733)		14,385,733
TOTAL INVESTMENTS — 100.6% (Cost $465,139,983) (f)		541,829,160
Other Assets/ (Liabilities) — (0.6)%		(3,331,865)
NET ASSETS — 100.0%		$538,497,295

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $7,875,892 or 1.46% of net assets. The Fund received $6,505,881 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $7,099,790 or 1.32% of net assets.

(d)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(e)
Maturity value of $12,643,776. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $12,895,240.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Information Technology	33.8%
Communication Services	21.9%
Health Care	13.0%
Financials	12.6%
Consumer Discretionary	10.7%
Industrials	5.0%
Materials	0.9%
Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
27

MML Income & Growth Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.1%
Common Stock — 99.1%
Communication Services — 4.2%
Alphabet, Inc. Class C	8,276	$2,597,009
Comcast Corp. Class A	39,917	1,193,119
Warner Music Group Corp. Class A	56,067	1,719,575
		5,509,703
Consumer Discretionary — 3.3%
Aptiv PLC (a)	6,018	457,909
Carnival Corp. (a)	48,070	1,468,058
Lennar Corp. Class A	3,581	368,127
TopBuild Corp. (a)	2,005	836,466
Wynn Resorts Ltd. (b)	10,149	1,221,229
		4,351,789
Consumer Staples — 7.8%
Coca-Cola Europacific Partners PLC	17,832	1,617,362
Keurig Dr. Pepper, Inc.	40,046	1,121,689
Kraft Heinz Co.	36,261	879,329
Magnum Ice Cream Co. NV (a)	2,295	36,376
Molson Coors Beverage Co. Class B	19,478	909,233
Philip Morris International, Inc.	8,098	1,298,919
Procter & Gamble Co.	7,039	1,008,759
Tyson Foods, Inc. Class A	15,078	883,872
Unilever PLC	38,337	2,507,240
		10,262,779
Energy — 9.1%
Chevron Corp.	20,934	3,190,551
Enbridge, Inc. (b)	43,477	2,079,505
Exxon Mobil Corp.	13,411	1,613,880
Permian Resources Corp.	36,483	511,856
Phillips 66	19,620	2,531,765
Plains GP Holdings LP Class A	106,448	2,037,415
		11,964,972
Financials — 20.6%
American Express Co.	3,457	1,278,917
American International Group, Inc.	7,854	671,910
Bank of America Corp.	32,106	1,765,830
Bank of Nova Scotia (b)	17,496	1,289,280
Berkshire Hathaway, Inc. Class B (a)	3,472	1,745,201
Capital One Financial Corp.	5,503	1,333,707
Chubb Ltd.	8,385	2,617,126
Everest Group Ltd.	3,134	1,063,523
Fidelity National Information Services, Inc.	38,139	2,534,718

	Number of Shares	Value
First American Financial Corp.	18,197	$1,118,024
JP Morgan Chase & Co.	7,163	2,308,062
LPL Financial Holdings, Inc.	1,797	641,834
Northern Trust Corp.	13,420	1,833,038
Prosperity Bancshares, Inc.	9,821	678,729
SLM Corp.	39,128	1,058,804
Wells Fargo & Co.	35,885	3,344,482
Western Alliance Bancorp	7,915	665,414
Willis Towers Watson PLC	3,303	1,085,366
		27,033,965
Health Care — 13.8%
Avantor, Inc. (a)	82,931	950,389
Elanco Animal Health, Inc. (a) (b)	36,585	827,919
Elevance Health, Inc.	1,429	500,936
GE HealthCare Technologies, Inc. (a)	24,314	1,994,234
Humana, Inc.	6,534	1,673,553
Medtronic PLC	31,674	3,042,605
Merck & Co., Inc.	38,713	4,074,930
Sanofi SA ADR	57,601	2,791,345
UnitedHealth Group, Inc.	6,812	2,248,709
		18,104,620
Industrials — 9.6%
AECOM	9,289	885,520
BWX Technologies, Inc.	3,100	535,804
CACI International, Inc. Class A (a)	1,646	877,005
Everus Construction Group, Inc. (a)	10,685	914,209
Fortive Corp.	31,447	1,736,189
General Dynamics Corp.	5,046	1,698,786
JB Hunt Transport Services, Inc.	3,266	634,714
Johnson Controls International PLC	21,274	2,547,562
L3Harris Technologies, Inc.	4,115	1,208,041
Vertiv Holdings Co. Class A	3,169	513,410
WESCO International, Inc.	4,253	1,040,454
		12,591,694
Information Technology — 8.8%
Cognizant Technology Solutions Corp. Class A	10,801	896,483
Coherent Corp. (a)	5,970	1,101,883
Entegris, Inc.	11,969	1,008,388
Hewlett Packard Enterprise Co.	63,338	1,521,379
Littelfuse, Inc.	3,798	960,590
Microchip Technology, Inc.	32,096	2,045,157
Oracle Corp.	8,248	1,607,618
Qnity Electronics, Inc.	17,662	1,442,102
QUALCOMM, Inc.	5,997	1,025,787
		11,609,387

The accompanying notes are an integral part of the financial statements.
28

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 6.6%
Air Products & Chemicals, Inc.	11,026	$2,723,643
Axalta Coating Systems Ltd. (a)	37,127	1,199,573
CRH PLC	7,126	889,325
DuPont de Nemours, Inc.	56,242	2,260,928
International Flavors & Fragrances, Inc.	13,718	924,456
Knife River Corp. (a)	9,689	681,621
		8,679,546
Real Estate — 6.2%
American Tower Corp.	3,806	668,220
Mid-America Apartment Communities, Inc.	10,140	1,408,547
Prologis, Inc.	23,711	3,026,946
Public Storage	8,780	2,278,410
VICI Properties, Inc.	27,799	781,708
		8,163,831
Utilities — 9.1%
CenterPoint Energy, Inc.	28,430	1,090,006
Entergy Corp.	30,201	2,791,478
MDU Resources Group, Inc.	56,442	1,101,748
PG&E Corp.	66,783	1,073,203
Pinnacle West Capital Corp.	32,480	2,880,976
Xcel Energy, Inc.	40,872	3,018,806
		11,956,217
TOTAL COMMON STOCK (Cost $106,111,769)		130,228,503
TOTAL EQUITIES (Cost $106,111,769)		130,228,503
TOTAL LONG-TERM INVESTMENTS (Cost $106,111,769)		130,228,503
Short-Term Investments — 1.9%
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (c)	1,303,405	1,303,405

	Principal Amount	Value
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (d)	$1,124,189	$ 1,124,189
TOTAL SHORT-TERM INVESTMENTS (Cost $2,427,594)		2,427,594
TOTAL INVESTMENTS — 101.0%
(Cost $108,539,363) (e)		132,656,097
Other Assets/ (Liabilities) — (1.0)%		(1,271,791)
NET ASSETS — 100.0%		$131,384,306

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $5,363,627 or 4.08% of net assets. The Fund received $4,184,239 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(d)
Maturity value of $1,124,314. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $1,146,776.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
29

MML Managed Volatility Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.7%
Common Stock — 99.7%
Communication Services — 10.6%
Alphabet, Inc. Class A (a)	9,243	$2,893,059
Alphabet, Inc. Class C (a)	7,385	2,317,413
AT&T, Inc. (a)	11,181	277,736
Charter Communications, Inc. Class A (a) (b)	142	29,643
Comcast Corp. Class A (a)	5,723	171,060
Electronic Arts, Inc. (a)	370	75,602
Fox Corp. Class A (a)	260	18,998
Fox Corp. Class B (a)	321	20,843
Live Nation Entertainment, Inc. (a) (b)	249	35,483
Match Group, Inc. (a)	373	12,044
Meta Platforms, Inc. Class A (a)	3,459	2,283,251
Netflix, Inc. (a) (b)	6,717	629,786
News Corp. Class A (a)	418	10,918
News Corp. Class B (a)	352	10,430
Omnicom Group, Inc. (a)	515	41,586
Paramount Skydance Corp. Class B (a)	482	6,459
T-Mobile US, Inc. (a)	768	155,935
Take-Two Interactive Software, Inc. (a) (b)	280	71,688
TKO Group Holdings, Inc. (a)	109	22,781
Trade Desk, Inc. Class A (a) (b)	699	26,534
Verizon Communications, Inc. (a)	6,747	274,805
Walt Disney Co. (a)	2,819	320,718
Warner Bros Discovery, Inc. (a) (b)	3,962	114,185
		9,820,957
Consumer Discretionary — 10.4%
Airbnb, Inc. Class A (a) (b)	689	93,511
Amazon.com, Inc. (a) (b)	15,448	3,565,707
Aptiv PLC (a) (b)	349	26,555
AutoZone, Inc. (a) (b)	27	91,571
Best Buy Co., Inc. (a)	296	19,811
Booking Holdings, Inc. (a)	51	273,122
Carnival Corp. (a) (b)	1,794	54,789
Carvana Co. (a) (b)	224	94,533
Chipotle Mexican Grill, Inc. (a) (b)	2,145	79,365
Darden Restaurants, Inc. (a)	183	33,676
Deckers Outdoor Corp. (a) (b)	239	24,777
Domino’s Pizza, Inc. (a)	50	20,841
DoorDash, Inc., Class A (a) (b)	594	134,529
DR Horton, Inc. (a)	454	65,390
eBay, Inc. (a)	734	63,931
Expedia Group, Inc. (a)	189	53,546

	Number of Shares	Value
Ford Motor Co. (a)	6,445	$84,558
Garmin Ltd. (a)	265	53,755
General Motors Co. (a)	1,471	119,622
Genuine Parts Co. (a)	217	26,682
Hasbro, Inc. (a)	220	18,040
Hilton Worldwide Holdings, Inc. (a)	354	101,687
Home Depot, Inc. (a)	1,574	541,613
Las Vegas Sands Corp. (a)	499	32,480
Lennar Corp. Class A (a)	343	35,260
Lowe’s Cos., Inc. (a)	890	214,632
Lululemon Athletica, Inc. (a) (b)	170	35,328
Marriott International, Inc. Class A (a)	356	110,445
McDonald’s Corp. (a)	1,126	344,139
MGM Resorts International (a) (b)	362	13,209
NIKE, Inc. Class B (a)	1,865	118,819
Norwegian Cruise Line Holdings Ltd. (a) (b)	739	16,495
NVR, Inc. (a) (b)	4	29,171
O’Reilly Automotive, Inc. (a) (b)	1,364	124,410
Pool Corp. (a)	59	13,496
PulteGroup, Inc. (a)	331	38,813
Ralph Lauren Corp. (a)	67	23,692
Ross Stores, Inc. (a)	509	91,691
Royal Caribbean Cruises Ltd. (a)	404	112,684
Starbucks Corp. (a)	1,817	153,010
Tapestry, Inc. (a)	337	43,059
Tesla, Inc. (a) (b)	4,463	2,007,100
TJX Cos., Inc. (a)	1,783	273,887
Tractor Supply Co. (a)	859	42,959
Ulta Beauty, Inc. (a) (b)	71	42,956
Williams-Sonoma, Inc. (a)	186	33,218
Wynn Resorts Ltd. (a)	130	15,643
Yum! Brands, Inc. (a)	451	68,227
		9,676,434
Consumer Staples — 4.7%
Altria Group, Inc. (a)	2,696	155,451
Archer-Daniels-Midland Co. (a)	738	42,428
Brown-Forman Corp. Class B (a) (c)	211	5,499
Bunge Global SA (a)	211	18,796
Campbell’s Co. (a)	325	9,058
Church & Dwight Co., Inc. (a)	344	28,844
Clorox Co. (a)	174	17,544
Coca-Cola Co. (a)	6,182	432,184
Colgate-Palmolive Co. (a)	1,260	99,565
Conagra Brands, Inc. (a)	608	10,524
Constellation Brands, Inc. Class A (a)	205	28,282

The accompanying notes are an integral part of the financial statements.
30

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Costco Wholesale Corp. (a)	702	$605,363
Dollar General Corp. (a)	355	47,133
Dollar Tree, Inc. (a) (b)	311	38,256
Estee Lauder Cos., Inc. Class A (a)	370	38,746
General Mills, Inc. (a)	865	40,223
Hershey Co. (a)	236	42,947
Hormel Foods Corp. (a)	463	10,973
J.M. Smucker Co. (a)	171	16,726
Kenvue, Inc. (a)	3,099	53,458
Keurig Dr. Pepper, Inc. (a)	2,103	58,905
Kimberly-Clark Corp. (a)	556	56,095
Kraft Heinz Co. (a)	1,385	33,586
Kroger Co. (a)	981	61,293
Lamb Weston Holdings, Inc. (a)	235	9,844
McCormick & Co., Inc. (a)	355	24,179
Molson Coors Beverage Co. Class B (a)	288	13,444
Mondelez International, Inc. Class A (a)	2,084	112,182
Monster Beverage Corp. (a) (b)	1,145	87,787
PepsiCo, Inc. (a)	2,185	313,591
Philip Morris International, Inc. (a)	2,480	397,792
Procter & Gamble Co. (a)	3,744	536,553
Sysco Corp. (a)	759	55,931
Target Corp. (a)	705	68,914
Tyson Foods, Inc. Class A (a)	507	29,720
Walmart, Inc. (a)	6,954	774,745
		4,376,561
Energy — 2.8%
APA Corp. (a)	517	12,646
Baker Hughes Co. (a)	1,576	71,771
Chevron Corp. (a)	2,986	455,096
ConocoPhillips (a)	1,994	186,658
Coterra Energy, Inc. (a)	1,225	32,242
Devon Energy Corp. (a)	911	33,370
Diamondback Energy, Inc. (a)	272	40,890
EOG Resources, Inc. (a)	847	88,943
EQT Corp. (a)	982	52,635
Expand Energy Corp. (a)	393	43,371
Exxon Mobil Corp. (a)	6,679	803,751
Halliburton Co. (a)	1,153	32,584
Kinder Morgan, Inc. (a)	3,094	85,054
Marathon Petroleum Corp. (a)	496	80,665
Occidental Petroleum Corp. (a)	1,218	50,084
ONEOK, Inc. (a)	1,058	77,763
Phillips 66 (a)	647	83,489
SLB Ltd. (a)	2,450	94,031
Targa Resources Corp. (a)	339	62,546
Texas Pacific Land Corp. (a)	90	25,850

	Number of Shares	Value
Valero Energy Corp. (a)	499	$81,232
Williams Cos., Inc. (a)	1,956	117,575
		2,612,246
Financials — 13.4%
Aflac, Inc. (a)	729	80,387
Allstate Corp. (a)	409	85,133
American Express Co. (a)	847	313,348
American International Group, Inc. (a)	867	74,172
Ameriprise Financial, Inc. (a)	140	68,648
Aon PLC Class A (a)	353	124,567
Apollo Global Management, Inc. (a)	731	105,820
Arch Capital Group Ltd. (a) (b)	547	52,468
ARES Management Corp. Class A (a)	329	53,176
Arthur J Gallagher & Co. (a)	423	109,468
Assurant, Inc. (a)	89	21,436
Bank of America Corp. (a)	10,650	585,750
Bank of New York Mellon Corp. (a)	1,143	132,691
Berkshire Hathaway, Inc. Class B (a) (b)	2,911	1,463,214
Blackrock, Inc. (a)	231	247,249
Blackstone, Inc. (a)	1,179	181,731
Block, Inc. (a) (b)	886	57,670
Brown & Brown, Inc. (a)	406	32,358
Capital One Financial Corp. (a)	1,021	247,450
Cboe Global Markets, Inc. (a)	161	40,411
Charles Schwab Corp. (a)	2,634	263,163
Chubb Ltd. (a)	575	179,469
Cincinnati Financial Corp. (a)	226	36,910
Citigroup, Inc. (a)	2,828	329,999
Citizens Financial Group, Inc. (a)	706	41,237
CME Group, Inc. (a)	587	160,298
Coinbase Global, Inc. Class A (a) (b)	363	82,089
Corpay, Inc. (a) (b)	105	31,598
Erie Indemnity Co. Class A (a)	49	14,046
Everest Group Ltd. (a)	78	26,469
FactSet Research Systems, Inc. (a)	65	18,862
Fidelity National Information Services, Inc. (a)	815	54,165
Fifth Third Bancorp (a)	1,137	53,223
Fiserv, Inc. (a) (b)	872	58,572
Franklin Resources, Inc. (a)	403	9,628
Global Payments, Inc. (a)	389	30,109
Globe Life, Inc. (a)	145	20,280
Goldman Sachs Group, Inc. (a)	473	415,767
Hartford Insurance Group, Inc. (a)	395	54,431

The accompanying notes are an integral part of the financial statements.
31

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Huntington Bancshares, Inc. (a)	2,165	$37,563
Interactive Brokers Group, Inc. Class A (a)	712	45,789
Intercontinental Exchange, Inc. (a)	930	150,623
Invesco Ltd. (a)	598	15,709
Jack Henry & Associates, Inc. (a)	131	23,905
JP Morgan Chase & Co. (a)	4,322	1,392,635
KeyCorp. (a)	1,222	25,222
KKR & Co., Inc. (a)	1,098	139,973
Loews Corp. (a)	267	28,118
M&T Bank Corp. (a)	257	51,780
Marsh & McLennan Cos., Inc. (a)	782	145,077
Mastercard, Inc. Class A (a)	1,299	741,573
MetLife, Inc. (a)	862	68,046
Moody’s Corp. (a)	244	124,647
Morgan Stanley (a)	1,949	346,006
MSCI, Inc. (a)	125	71,716
Nasdaq, Inc. (a)	677	65,757
Northern Trust Corp. (a)	285	38,928
PayPal Holdings, Inc. (a)	1,460	85,235
PNC Financial Services Group, Inc. (a)	618	128,995
Principal Financial Group, Inc. (a)	345	30,432
Progressive Corp. (a)	937	213,374
Prudential Financial, Inc. (a)	564	63,664
Raymond James Financial, Inc. (a)	270	43,359
Regions Financial Corp. (a)	1,556	42,168
Robinhood Markets, Inc. Class A (a) (b)	1,245	140,809
S&P Global, Inc. (a)	501	261,818
State Street Corp. (a)	426	54,958
Synchrony Financial (a)	533	44,468
T. Rowe Price Group, Inc. (a)	325	33,273
Travelers Cos., Inc. (a)	348	100,941
Truist Financial Corp. (a)	2,040	100,388
US Bancorp (a)	2,483	132,493
Visa, Inc. Class A (a)	2,674	937,798
W. R. Berkley Corp. (a)	528	37,023
Wells Fargo & Co. (a)	4,974	463,577
Willis Towers Watson PLC (a)	146	47,976
		12,433,278
Health Care — 9.6%
Abbott Laboratories (a)	2,751	344,673
AbbVie, Inc. (a)	2,803	640,457
Agilent Technologies, Inc. (a)	465	63,273
Align Technology, Inc. (a) (b)	95	14,834
Amgen, Inc. (a)	861	281,814
Baxter International, Inc. (a)	889	16,989
Becton Dickinson & Co. (a)	447	86,749

	Number of Shares	Value
Bio-Techne Corp. (a)	176	$10,351
Biogen, Inc. (a) (b)	230	40,478
Boston Scientific Corp. (a) (b)	2,332	222,356
Bristol-Myers Squibb Co. (a)	3,259	175,790
Cardinal Health, Inc. (a)	379	77,885
Cencora, Inc. (a)	302	102,000
Centene Corp. (a) (b)	731	30,081
Charles River Laboratories International, Inc. (a) (b)	88	17,554
Cigna Group (a)	424	116,698
Cooper Cos., Inc. (a) (b)	346	28,358
CVS Health Corp. (a)	2,032	161,260
Danaher Corp. (a)	980	224,342
DaVita, Inc. (a) (b)	40	4,544
Dexcom, Inc. (a) (b)	621	41,216
Edwards Lifesciences Corp. (a) (b)	930	79,282
Elevance Health, Inc. (a)	349	122,342
Eli Lilly & Co. (a)	1,261	1,355,171
GE HealthCare Technologies, Inc. (a) (b)	716	58,726
Gilead Sciences, Inc. (a)	1,986	243,762
HCA Healthcare, Inc. (a)	251	117,182
Henry Schein, Inc. (a) (b)	167	12,622
Hologic, Inc. (a) (b)	363	27,040
Humana, Inc. (a)	195	49,945
IDEXX Laboratories, Inc. (a) (b)	128	86,596
Incyte Corp. (a) (b)	272	26,865
Insulet Corp. (a) (b)	111	31,551
Intuitive Surgical, Inc. (a) (b)	561	317,728
IQVIA Holdings, Inc. (a) (b)	273	61,537
Johnson & Johnson (a)	3,818	790,135
Labcorp Holdings, Inc. (a)	140	35,123
McKesson Corp. (a)	199	163,238
Medtronic PLC (a)	2,049	196,827
Merck & Co., Inc. (a)	3,924	413,040
Mettler-Toledo International, Inc. (a) (b)	34	47,402
Moderna, Inc. (a) (b)	556	16,396
Molina Healthcare, Inc. (a) (b)	76	13,189
Pfizer, Inc. (a)	9,102	226,640
Quest Diagnostics, Inc. (a)	186	32,277
Regeneron Pharmaceuticals, Inc. (a)	159	122,727
ResMed, Inc. (a)	229	55,159
Revvity, Inc. (a)	205	19,834
Solventum Corp. (a) (b)	242	19,176
STERIS PLC (a)	151	38,282
Stryker Corp. (a)	553	194,363
Thermo Fisher Scientific, Inc. (a)	603	349,408
UnitedHealth Group, Inc. (a)	1,437	474,368

The accompanying notes are an integral part of the financial statements.
32

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Services, Inc. Class B (a)	99	$21,584
Vertex Pharmaceuticals, Inc. (a) (b)	399	180,891
Viatris, Inc. (a)	1,934	24,078
Waters Corp. (a) (b)	89	33,805
West Pharmaceutical Services, Inc. (a)	113	31,091
Zimmer Biomet Holdings, Inc. (a)	296	26,616
Zoetis, Inc. (a)	718	90,339
		8,908,039
Industrials — 8.1%
3M Co. (a)	830	132,883
A.O. Smith Corp. (a)	135	9,029
Allegion PLC (a)	137	21,813
AMETEK, Inc. (a)	365	74,938
Automatic Data Processing, Inc. (a)	624	160,512
Axon Enterprise, Inc. (a) (b)	125	70,991
Boeing Co. (a) (b)	1,214	263,584
Broadridge Financial Solutions, Inc. (a)	187	41,733
Builders FirstSource, Inc. (a) (b)	184	18,932
C.H. Robinson Worldwide, Inc. (a)	199	31,991
Carrier Global Corp. (a)	1,237	65,363
Caterpillar, Inc. (a)	741	424,497
Cintas Corp. (a)	530	99,677
Comfort Systems USA, Inc.	54	50,398
Copart, Inc. (a) (b)	1,500	58,725
CSX Corp. (a)	2,964	107,445
Cummins, Inc. (a)	221	112,809
Dayforce, Inc. (a) (b)	245	16,944
Deere & Co. (a)	402	187,159
Delta Air Lines, Inc. (a)	1,054	73,148
Dover Corp. (a)	228	44,515
Eaton Corp. PLC (a)	619	197,158
EMCOR Group, Inc. (a)	72	44,049
Emerson Electric Co. (a)	904	119,979
Equifax, Inc. (a)	203	44,047
Expeditors International of Washington, Inc. (a)	219	32,633
Fastenal Co. (a)	1,842	73,919
FedEx Corp. (a)	348	100,523
Fortive Corp. (a)	448	24,734
GE Vernova, Inc. (a)	429	280,382
Generac Holdings, Inc. (a) (b)	91	12,410
General Dynamics Corp. (a)	412	138,704
General Electric Co. (a)	1,669	514,102
Honeywell International, Inc. (a)	994	193,919
Howmet Aerospace, Inc. (a)	654	134,083
Hubbell, Inc. (a)	90	39,970

	Number of Shares	Value
Huntington Ingalls Industries, Inc. (a)	65	$22,105
IDEX Corp. (a)	117	20,819
Illinois Tool Works, Inc. (a)	405	99,751
Ingersoll Rand, Inc. (a)	550	43,571
Jacobs Solutions, Inc. (a)	186	24,638
JB Hunt Transport Services, Inc. (a)	128	24,876
Johnson Controls International PLC (a)	962	115,199
L3Harris Technologies, Inc. (a)	288	84,548
Leidos Holdings, Inc. (a)	196	35,358
Lennox International, Inc. (a)	47	22,822
Lockheed Martin Corp. (a)	328	158,644
Masco Corp. (a)	346	21,957
Nordson Corp. (a)	83	19,956
Norfolk Southern Corp. (a)	360	103,939
Northrop Grumman Corp. (a)	209	119,174
Old Dominion Freight Line, Inc. (a)	290	45,472
Otis Worldwide Corp. (a)	597	52,148
PACCAR, Inc. (a)	822	90,017
Parker-Hannifin Corp. (a)	204	179,308
Paychex, Inc. (a)	544	61,026
Paycom Software, Inc. (a)	82	13,068
Pentair PLC (a)	276	28,743
Quanta Services, Inc. (a)	238	100,450
Republic Services, Inc. (a)	309	65,486
Rockwell Automation, Inc. (a)	183	71,200
Rollins, Inc. (a)	469	28,149
RTX Corp. (a)	2,147	393,760
Snap-on, Inc. (a)	71	24,467
Southwest Airlines Co. (a)	807	33,353
Stanley Black & Decker, Inc. (a)	253	18,793
Textron, Inc. (a)	299	26,064
Trane Technologies PLC (a)	356	138,555
TransDigm Group, Inc. (a)	92	122,346
Uber Technologies, Inc. (a) (b)	3,286	268,499
Union Pacific Corp. (a)	949	219,523
United Airlines Holdings, Inc. (a) (b)	525	58,705
United Parcel Service, Inc. Class B (a)	1,170	116,052
United Rentals, Inc. (a)	103	83,360
Veralto Corp. (a)	394	39,313
Verisk Analytics, Inc. (a)	219	48,988
W.W. Grainger, Inc. (a)	70	70,633
Waste Management, Inc. (a)	577	126,773
Westinghouse Air Brake Technologies Corp. (a)	267	56,991
Xylem, Inc. (a)	395	53,791
		7,570,088

The accompanying notes are an integral part of the financial statements.
33

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 34.3%
Accenture PLC Class A (a)	978	$262,397
Adobe, Inc. (a) (b)	659	230,643
Advanced Micro Devices, Inc. (a) (b)	2,583	553,175
Akamai Technologies, Inc. (a) (b)	199	17,363
Amphenol Corp. Class A (a)	1,958	264,604
Analog Devices, Inc. (a)	792	214,790
Apple, Inc. (a)	23,473	6,381,370
Applied Materials, Inc. (a)	1,258	323,293
AppLovin Corp. Class A (a) (b)	429	289,069
Arista Networks, Inc. (a) (b)	1,658	217,248
Autodesk, Inc. (a) (b)	344	101,827
Broadcom, Inc. (a)	7,501	2,596,096
Cadence Design Systems, Inc. (a) (b)	434	135,660
CDW Corp. (a)	202	27,512
Cisco Systems, Inc. (a)	6,230	479,897
Cognizant Technology Solutions Corp. Class A (a)	766	63,578
Corning, Inc. (a)	1,253	109,713
Crowdstrike Holdings, Inc. Class A (a) (b)	400	187,504
Datadog, Inc. Class A (a) (b)	522	70,987
Dell Technologies, Inc. Class C (a)	487	61,304
EPAM Systems, Inc. (a) (b)	88	18,029
F5, Inc. (a) (b)	90	22,973
Fair Isaac Corp. (a) (b)	39	65,934
First Solar, Inc. (a) (b)	174	45,454
Fortinet, Inc. (a) (b)	1,035	82,189
Gartner, Inc. (a) (b)	114	28,760
Gen Digital, Inc. (a)	944	25,667
GoDaddy, Inc. Class A (a) (b)	232	28,787
Hewlett Packard Enterprise Co. (a)	2,097	50,370
HP, Inc. (a)	1,421	31,660
Intel Corp. (a) (b)	7,044	259,924
International Business Machines Corp. (a)	1,481	438,687
Intuit, Inc. (a)	440	291,465
Jabil, Inc. (a)	171	38,991
Keysight Technologies, Inc. (a) (b)	276	56,080
KLA Corp. (a)	207	251,522
Lam Research Corp. (a)	1,985	339,792
Microchip Technology, Inc. (a)	848	54,035
Micron Technology, Inc. (a)	1,791	511,169
Microsoft Corp. (a)	11,806	5,709,618
Monolithic Power Systems, Inc. (a)	77	69,790
Motorola Solutions, Inc. (a)	269	103,113
NetApp, Inc. (a)	319	34,162
NVIDIA Corp. (a)	38,601	7,199,086

	Number of Shares	Value
NXP Semiconductors NV (a)	393	$85,305
ON Semiconductor Corp. (a) (b)	657	35,577
Oracle Corp. (a)	2,653	517,096
Palantir Technologies, Inc. Class A (a) (b)	3,642	647,366
Palo Alto Networks, Inc. (a) (b)	1,065	196,173
PTC, Inc. (a) (b)	203	35,365
Qnity Electronics, Inc.	347	28,333
QUALCOMM, Inc. (a)	1,691	289,246
Roper Technologies, Inc. (a)	169	75,227
Salesforce, Inc. (a)	1,504	398,425
Sandisk Corp. (a) (b)	221	52,461
Seagate Technology Holdings PLC (a)	342	94,183
ServiceNow, Inc. (a) (b)	1,665	255,061
Skyworks Solutions, Inc. (a)	248	15,726
Super Micro Computer, Inc. (a) (b)	830	24,294
Synopsys, Inc. (a) (b)	296	139,037
TE Connectivity PLC (a)	459	104,427
Teledyne Technologies, Inc. (a) (b)	70	35,751
Teradyne, Inc. (a)	251	48,584
Texas Instruments, Inc. (a)	1,458	252,948
Trimble, Inc. (a) (b)	390	30,557
Tyler Technologies, Inc. (a) (b)	73	33,138
VeriSign, Inc. (a)	134	32,555
Western Digital Corp. (a)	555	95,610
Workday, Inc. Class A (a) (b)	353	75,817
Zebra Technologies Corp. Class A (a) (b)	88	21,368
		31,964,917
Materials — 1.8%
Air Products & Chemicals, Inc. (a)	359	88,680
Albemarle Corp. (a)	177	25,035
Amcor PLC (a)	3,916	32,659
Avery Dennison Corp. (a)	93	16,915
Ball Corp. (a)	443	23,466
CF Industries Holdings, Inc. (a)	235	18,175
Corteva, Inc. (a)	1,056	70,784
CRH PLC (a)	1,054	131,539
Dow, Inc. (a)	1,074	25,110
DuPont de Nemours, Inc. (a)	694	27,899
Ecolab, Inc. (a)	419	109,996
Freeport-McMoRan, Inc. (a)	2,244	113,973
International Flavors & Fragrances, Inc. (a)	441	29,719
International Paper Co. (a)	890	35,057
Linde PLC (LIN US) (a)	751	320,219
LyondellBasell Industries NV Class A (a)	365	15,804

The accompanying notes are an integral part of the financial statements.
34

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Martin Marietta Materials, Inc. (a)	86	$53,549
Mosaic Co.	498	11,997
Newmont Corp. (NEM US) (a)	1,755	175,237
Nucor Corp. (a)	366	59,698
Packaging Corp. of America (a)	159	32,790
PPG Industries, Inc. (a)	327	33,504
Sherwin-Williams Co. (a)	364	117,947
Smurfit WestRock PLC (a)	873	33,759
Steel Dynamics, Inc. (a)	222	37,618
Vulcan Materials Co. (a)	223	63,604
		1,704,733
Real Estate — 1.8%
Alexandria Real Estate Equities, Inc. (a)	280	13,703
American Tower Corp. (a)	738	129,571
AvalonBay Communities, Inc. (a)	252	45,690
BXP, Inc. (a)	231	15,588
Camden Property Trust (a)	161	17,723
CBRE Group, Inc. Class A (a) (b)	474	76,214
CoStar Group, Inc. (a) (b)	678	45,589
Crown Castle, Inc. (a)	710	63,098
Digital Realty Trust, Inc. (a)	520	80,449
Equinix, Inc. (a)	159	121,819
Equity Residential (a)	590	37,194
Essex Property Trust, Inc. (a)	94	24,598
Extra Space Storage, Inc. (a)	344	44,796
Federal Realty Investment Trust (a)	55	5,544
Healthpeak Properties, Inc. (a)	1,225	19,698
Host Hotels & Resorts, Inc. (a)	870	15,425
Invitation Homes, Inc. (a)	910	25,289
Iron Mountain, Inc. (a)	469	38,904
Kimco Realty Corp. (a)	1,012	20,513
Mid-America Apartment Communities, Inc. (a)	194	26,948
Prologis, Inc. (a)	1,470	187,660
Public Storage (a)	232	60,204
Realty Income Corp. (a)	1,416	79,820
Regency Centers Corp. (a)	293	20,226
SBA Communications Corp. (a)	173	33,463
Simon Property Group, Inc. (a)	514	95,146
UDR, Inc. (a)	395	14,489
Ventas, Inc. (a)	680	52,618
VICI Properties, Inc. (a)	1,824	51,291
Welltower, Inc. (a)	1,062	197,118
Weyerhaeuser Co. (a)	1,211	28,689
		1,689,077

	Number of Shares	Value
Utilities — 2.2%
AES Corp. (a)	1,156	$16,577
Alliant Energy Corp. (a)	481	31,270
Ameren Corp. (a)	410	40,943
American Electric Power Co., Inc. (a)	831	95,823
American Water Works Co., Inc. (a)	318	41,499
Atmos Energy Corp. (a)	253	42,410
CenterPoint Energy, Inc. (a)	1,076	41,254
CMS Energy Corp. (a)	454	31,748
Consolidated Edison, Inc. (a)	548	54,427
Constellation Energy Corp. (a)	503	177,695
Dominion Energy, Inc. (a)	1,321	77,397
DTE Energy Co. (a)	358	46,175
Duke Energy Corp. (a)	1,244	145,809
Edison International (a)	583	34,992
Entergy Corp. (a)	740	68,398
Evergy, Inc. (a)	381	27,619
Eversource Energy (a)	575	38,715
Exelon Corp. (a)	1,684	73,405
FirstEnergy Corp. (a)	813	36,398
NextEra Energy, Inc. (a)	3,298	264,763
NiSource, Inc. (a)	747	31,195
NRG Energy, Inc. (a)	308	49,046
PG&E Corp. (a)	3,437	55,232
Pinnacle West Capital Corp. (a)	124	10,999
PPL Corp. (a)	1,063	37,226
Public Service Enterprise Group, Inc. (a)	809	64,963
Sempra (a)	1,059	93,499
Southern Co. (a)	1,801	157,047
Vistra Corp. (a)	508	81,956
WEC Energy Group, Inc. (a)	439	46,297
Xcel Energy, Inc. (a)	992	73,269
		2,088,046
TOTAL COMMON STOCK (Cost $45,522,726)		92,844,376
TOTAL EQUITIES (Cost $45,522,726)		92,844,376

The accompanying notes are an integral part of the financial statements.
35

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 0.0%
Corporate Debt — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (d) (e) (f)	$359,000	$—
TOTAL CORPORATE DEBT (Cost $0)		—
TOTAL BONDS & NOTES (Cost $0)		—
TOTAL PURCHASED OPTIONS (#) — 0.5% (Cost $930,176)		522,232

	Number of Shares
Rights — 0.0%
Consumer Staples — 0.0%
Walgreens Boots Alliance, Inc., CVR (b) (d) (e)	1,361	—
Health Care — 0.0%
Abiomed, Inc., CVR (b) (d) (e)	136	—
TOTAL RIGHTS (Cost $860)		—
TOTAL LONG-TERM INVESTMENTS (Cost $46,453,762)		93,366,608

	Principal Amount
Short-Term Investments — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (g)	$718,488	718,488
TOTAL SHORT-TERM INVESTMENTS (Cost $718,488)		718,488
TOTAL INVESTMENTS — 101.0%
(Cost $47,172,250) (h)		94,085,096
Other Assets/ (Liabilities) — (1.0)%		(932,564)
NET ASSETS — 100.0%		$93,152,532

Abbreviation Legend

CVR	Contingent Value Rights
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(b)	Non-income producing security.
(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $313 or 0.00% of net assets. The Fund received $322 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	Investment is valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2025, these securities amounted to a value of $0 or 0.00% of net assets.
(f)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2025, these securities amounted to a value of $0 or 0.00% of net assets.

(g)
Maturity value of $718,568. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $733,028.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
36

MML Managed Volatility Fund – Portfolio of Investments (Continued)
(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	2/20/26	6,000.00	20	USD	12,000,000	$26,700	$ 164,970	$ (138,270)
S&P 500 Index	2/20/26	6,150.00	20	USD	12,300,000	35,200	116,270	(81,070)
S&P 500 Index	2/20/26	6,200.00	19	USD	11,780,000	36,860	135,461	(98,601)
S&P 500 Index	3/20/26	6,200.00	19	USD	11,780,000	78,508	117,924	(39,416)
S&P 500 Index	3/20/26	6,300.00	19	USD	11,970,000	94,354	146,880	(52,526)
S&P 500 Index	3/31/26	6,300.00	19	USD	11,970,000	112,860	117,904	(5,044)
S&P 500 Index	4/17/26	6,300.00	19	USD	11,970,000	137,750	130,767	6,983
						$ 522,232	$ 930,176	$ (407,944)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
S&P 500 Index	1/16/26	6,800.00	15	USD	10,200,000	$(155,220)	$(169,462)	$14,242
S&P 500 Index	1/16/26	7,100.00	15	USD	10,650,000	(2,490)	(107,737)	105,247
S&P 500 Index	1/16/26	7,200.00	15	USD	10,800,000	(720)	(79,412)	78,692
S&P 500 Index	1/30/26	7,000.00	15	USD	10,500,000	(53,640)	(96,518)	42,878
S&P 500 Index	2/20/26	7,000.00	15	USD	10,500,000	(101,430)	(125,062)	23,632
S&P 500 Index	2/20/26	7,100.00	15	USD	10,650,000	(55,500)	(124,391)	68,891
S&P 500 Index	3/20/26	7,100.00	15	USD	10,650,000	(114,450)	(119,948)	5,498
S&P 500 Index	3/31/26	7,100.00	15	USD	10,650,000	(138,855)	(152,993)	14,138
S&P 500 Index	3/31/26	7,200.00	15	USD	10,800,000	(79,650)	(93,768)	14,118
						$(701,955)	$(1,069,291)	$367,336

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
37

MML Mid Cap Growth Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 96.3%
Common Stock — 96.3%
Communication Services — 4.7%
Liberty Live Holdings, Inc. Class C (a)	32,102	$2,669,602
Liberty Media Corp-Liberty Formula One Class C (a)	61,157	6,024,576
Live Nation Entertainment, Inc. (a) (b)	5,225	744,563
New York Times Co. Class A	62,829	4,361,589
Reddit, Inc. Class A (a)	13,009	2,990,379
Trade Desk, Inc. Class A (a)	27,383	1,039,459
		17,830,168
Consumer Discretionary — 18.4%
Birkenstock Holding PLC (a) (b)	67,609	2,765,208
Burlington Stores, Inc. (a)	18,830	5,439,046
Domino’s Pizza, Inc.	13,905	5,795,882
DraftKings, Inc. Class A (a) (b)	81,332	2,802,701
Duolingo, Inc. (a)	5,940	1,042,470
Hilton Worldwide Holdings, Inc.	31,426	9,027,119
McGraw Hill, Inc. (a)	47,134	777,711
On Holding AG, Class A (a)	10,978	510,257
Planet Fitness, Inc. Class A (a)	49,234	5,340,412
Pool Corp.	13,770	3,149,888
Ross Stores, Inc.	19,902	3,585,146
Service Corp. International	32,089	2,501,979
Sportradar Group AG Class A (a) (b)	64,012	1,521,565
Texas Roadhouse, Inc.	15,262	2,533,492
TopBuild Corp. (a) (b)	4,107	1,713,399
Ulta Beauty, Inc. (a)	6,948	4,203,609
Viking Holdings Ltd. (a)	89,703	6,405,691
Wingstop, Inc. (b)	6,020	1,435,710
Wyndham Hotels & Resorts, Inc.	25,569	1,931,994
Yum! Brands, Inc.	47,809	7,232,546
		69,715,825
Consumer Staples — 3.2%
Casey’s General Stores, Inc.	5,305	2,932,126
Dollar Tree, Inc. (a)	48,500	5,965,985
Maplebear, Inc. (a)	5,343	240,328
McCormick & Co., Inc.	43,178	2,940,854
		12,079,293
Energy — 4.1%
Cheniere Energy, Inc.	19,548	3,799,936
DT Midstream, Inc. (a)	3,752	449,039
EQT Corp.	67,059	3,594,362
Expand Energy Corp.	19,808	2,186,011

	Number of Shares	Value
TechnipFMC PLC	123,603	$5,507,750
		15,537,098
Financials — 8.2%
Assurant, Inc.	26,159	6,300,395
Bullish (a) (b)	6,568	248,730
Cboe Global Markets, Inc.	13,116	3,292,116
Corpay, Inc. (a)	7,303	2,197,692
Markel Group, Inc. (a)	1,112	2,390,411
MSCI, Inc.	10,113	5,802,131
Raymond James Financial, Inc.	24,462	3,928,353
Ryan Specialty Holdings, Inc. (b)	26,662	1,376,559
Toast, Inc., Class A (a)	52,444	1,862,286
TPG, Inc.	23,980	1,530,883
Tradeweb Markets, Inc. Class A	21,757	2,339,748
		31,269,304
Health Care — 21.0%
Agilent Technologies, Inc.	57,910	7,879,814
Alcon AG	14,210	1,119,890
Align Technology, Inc. (a)	13,062	2,039,631
Alnylam Pharmaceuticals, Inc. (a)	12,355	4,912,966
Arcellx, Inc. (a) (b)	18,329	1,195,051
Ascendis Pharma AS ADR (a)	11,879	2,533,078
Avantor, Inc. (a)	241,606	2,768,805
Biogen, Inc. (a)	7,480	1,316,405
BioNTech SE ADR (a)	15,337	1,460,082
Bruker Corp. (b)	21,893	1,031,379
Caris Life Sciences, Inc. (a)	41,091	1,108,635
Cencora, Inc.	16,034	5,415,484
Cooper Cos., Inc. (a)	64,248	5,265,766
CRISPR Therapeutics AG (a)	15,812	829,181
Cytokinetics, Inc. (a) (b)	30,279	1,923,928
Elanco Animal Health, Inc. (a) (b)	120,656	2,730,445
Encompass Health Corp.	18,474	1,960,830
Hologic, Inc. (a)	42,347	3,154,428
Ionis Pharmaceuticals, Inc. (a)	60,342	4,773,656
Masimo Corp. (a)	5,984	778,279
Mettler-Toledo International, Inc. (a)	4,936	6,881,722
Molina Healthcare, Inc. (a)	11,320	1,964,473
Natera, Inc. (a)	4,135	947,287
Nuvalent, Inc., Class A (a)	3,468	348,846
Quidelortho Corp. (a)	42,682	1,218,998
Revolution Medicines, Inc. (a)	12,694	1,011,077
Teleflex, Inc.	30,918	3,773,233
Vaxcyte, Inc. (a)	29,075	1,341,521
Veeva Systems, Inc. Class A (a)	25,702	5,737,457
West Pharmaceutical Services, Inc.	8,222	2,262,201
		79,684,548

The accompanying notes are an integral part of the financial statements.
38

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrials — 14.7%
Booz Allen Hamilton Holding Corp.	39,934	$3,368,832
Broadridge Financial Solutions, Inc.	4,589	1,024,127
BWX Technologies, Inc.	13,643	2,358,056
Equifax, Inc.	7,383	1,601,963
Esab Corp.	37,688	4,210,503
Ferguson Enterprises, Inc.	19,447	4,329,486
Fortive Corp.	19,888	1,098,017
Ingersoll Rand, Inc.	50,269	3,982,310
ITT, Inc.	13,226	2,294,843
Old Dominion Freight Line, Inc.	26,479	4,151,907
Paylocity Holding Corp. (a)	26,409	4,027,373
Quanta Services, Inc.	4,800	2,025,888
RB Global, Inc. (b)	16,133	1,659,602
StandardAero, Inc. (a) (b)	70,497	2,021,854
Textron, Inc.	51,563	4,494,747
TransUnion	48,419	4,151,929
UL Solutions, Inc. Class A (b)	30,557	2,409,725
Veralto Corp.	37,669	3,758,613
XPO, Inc. (a) (b)	21,102	2,867,973
		55,837,748
Information Technology — 18.9%
Amphenol Corp. Class A	29,400	3,973,116
Atlassian Corp. Class A (a)	13,578	2,201,537
Aurora Innovation, Inc. (a) (b)	122,144	469,033
CCC Intelligent Solutions Holdings, Inc. (a) (b)	443,430	3,525,268
Corning, Inc.	5,607	490,949
HubSpot, Inc. (a)	3,065	1,229,984
Keysight Technologies, Inc. (a)	22,654	4,603,066
Lattice Semiconductor Corp. (a) (b)	99,024	7,286,186
MACOM Technology Solutions Holdings, Inc. (a)	24,363	4,172,895
Manhattan Associates, Inc. (a)	17,873	3,097,570
Microchip Technology, Inc.	73,029	4,653,408
Monday.com Ltd. (a)	9,840	1,451,990
MongoDB, Inc. (a)	4,123	1,730,382
Monolithic Power Systems, Inc.	5,174	4,689,507
Netskope, Inc. Class A (a)	22,182	389,072
NXP Semiconductors NV	11,514	2,499,229
Onestream, Inc. (a)	41,083	755,106
PTC, Inc. (a)	43,801	7,630,572
Pure Storage, Inc. Class A (a)	35,817	2,400,097
Ralliant Corp.	20,457	1,041,466
Tyler Technologies, Inc. (a)	13,774	6,252,707
Unity Software, Inc. (a)	33,697	1,488,396
Zoom Communications, Inc. (a)	33,414	2,883,294

	Number of Shares	Value
Zscaler, Inc. (a)	13,443	$3,023,600
		71,938,430
Materials — 2.7%
Avery Dennison Corp.	20,841	3,790,561
Ball Corp.	44,829	2,374,592
Martin Marietta Materials, Inc.	6,504	4,049,781
		10,214,934
Real Estate — 0.4%
CoStar Group, Inc. (a)	24,578	1,652,625
TOTAL COMMON STOCK (Cost $318,838,602)		365,759,973
TOTAL EQUITIES (Cost $318,838,602)		365,759,973
TOTAL LONG-TERM INVESTMENTS (Cost $318,838,602)		365,759,973
Short-Term Investments — 3.6%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (c)	218,259	218,259
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 2.055% (d)	45	45
T. Rowe Price Treasury Reserve Fund, 2.063% (d)	100	100
		145

	Principal Amount
Repurchase Agreement — 3.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (e)	$13,434,235	13,434,235
TOTAL SHORT-TERM INVESTMENTS (Cost $13,652,639)		13,652,639
TOTAL INVESTMENTS — 99.9% (Cost $332,491,241) (f)		379,412,612
Other Assets/ (Liabilities) — 0.1%		414,913
NET ASSETS — 100.0%		$379,827,525

The accompanying notes are an integral part of the financial statements.
39

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $31,813,330 or 8.38% of net assets. The Fund received $32,574,761 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of December 31, 2025.
(e)
Maturity value of $13,435,728. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $13,703,086.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
40

MML Small Cap Growth Equity Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.4%
Common Stock — 99.4%
Communication Services — 1.6%
Cargurus, Inc. (a)	43,544	$1,669,912
Magnite, Inc. (a)	35,600	577,788
		2,247,700
Consumer Discretionary — 9.2%
Boot Barn Holdings, Inc. (a)	5,019	885,703
Century Communities, Inc.	10,003	593,678
Champion Homes, Inc. (a)	22,333	1,887,138
Cheesecake Factory, Inc. (b)	11,280	569,414
Five Below, Inc. (a)	4,935	929,557
Genius Sports Ltd. (a)	99,375	1,095,113
Goodyear Tire & Rubber Co. (a) (b)	57,960	507,730
Life Time Group Holdings, Inc. (a)	27,952	742,964
National Vision Holdings, Inc. (a) (b)	29,500	761,690
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,558	609,212
Patrick Industries, Inc. (b)	9,328	1,011,435
Shake Shack, Inc. Class A (a)	8,723	708,046
Stride, Inc. (a)	5,648	366,725
Valvoline, Inc. (a)	19,919	578,846
Visteon Corp.	4,651	442,310
Wingstop, Inc. (b)	702	167,420
YETI Holdings, Inc. (a) (b)	18,646	823,594
		12,680,575
Consumer Staples — 2.2%
Chefs’ Warehouse, Inc. (a)	12,615	786,293
Freshpet, Inc. (a)	6,539	398,421
Oddity Tech Ltd. Class A (a) (b)	5,880	236,258
Vita Coco Co., Inc. (a)	24,551	1,301,449
Vital Farms, Inc. (a) (b)	10,063	321,412
		3,043,833
Energy — 3.3%
Cactus, Inc. Class A	25,686	1,173,337
Excelerate Energy, Inc. Class A	20,688	580,298
Gulfport Energy Corp. (a)	3,428	712,990
Magnolia Oil & Gas Corp. Class A	27,235	596,174
Viper Energy, Inc. Class A	38,611	1,491,543
		4,554,342
Financials — 11.7%
Ameris Bancorp	12,520	929,860
Assured Guaranty Ltd.	434	39,004
Beazley PLC	21,833	243,901
Cadence Bank	28,822	1,234,734

	Number of Shares	Value
Dave, Inc. (a)	1,292	$286,062
Eastern Bankshares, Inc.	47,806	881,065
First Interstate BancSystem, Inc. Class A (b)	26,274	909,080
HA Sustainable Infrastructure Capital, Inc. (b)	52,008	1,634,611
Hamilton Insurance Group Ltd. Class B (a)	22,452	626,411
Hancock Whitney Corp.	15,411	981,372
Perella Weinberg Partners (b)	36,157	625,516
PJT Partners, Inc. Class A	5,865	980,628
Seacoast Banking Corp. of Florida	66,828	2,099,736
Simmons First National Corp. Class A	46,484	876,223
SiriusPoint Ltd. (a)	58,759	1,286,235
StepStone Group, Inc. Class A	11,387	730,704
UMB Financial Corp.	9,054	1,041,572
Wealthfront Corp. (a)	4,000	54,360
WisdomTree, Inc. (b)	58,519	713,347
		16,174,421
Health Care — 24.2%
Adaptive Biotechnologies Corp. (a)	19,588	318,109
Alignment Healthcare, Inc. (a)	93,841	1,853,360
Alkermes PLC (a)	14,516	406,158
Amicus Therapeutics, Inc. (a)	34,569	492,262
Apellis Pharmaceuticals, Inc. (a) (b)	19,790	497,125
Apogee Therapeutics, Inc. (a)	12,717	959,879
AtriCure, Inc. (a)	20,725	819,881
Avidity Biosciences, Inc. (a)	12,749	919,585
Axsome Therapeutics, Inc. (a)	7,157	1,307,154
Bridgebio Pharma, Inc. (a) (b)	9,265	708,680
Celcuity, Inc. (a)	4,439	442,746
Celldex Therapeutics, Inc. (a) (b)	14,734	400,175
CG oncology, Inc. (a) (b)	19,482	808,893
Cogent Biosciences, Inc. (a)	14,466	513,832
Crinetics Pharmaceuticals, Inc. (a) (b)	23,565	1,096,951
Cytokinetics, Inc. (a) (b)	13,807	877,297
Disc Medicine, Inc. (a)	11,137	884,389
Ensign Group, Inc.	4,546	791,913
GeneDx Holdings Corp. (a)	6,526	848,771
Glaukos Corp. (a)	4,825	544,791
Guardian Pharmacy Services, Inc. Class A (a)	17,597	529,494
HealthEquity, Inc. (a)	10,484	960,439
Hims & Hers Health, Inc. (a) (b)	7,488	243,135
Hinge Health, Inc. Class A (a)	10,209	474,208
Insmed, Inc. (a)	5,046	878,206

The accompanying notes are an integral part of the financial statements.
41

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Inspire Medical Systems, Inc. (a)	6,815	$628,547
Kymera Therapeutics, Inc. (a) (b)	11,607	903,141
Lantheus Holdings, Inc. (a) (b)	3,237	215,422
Merit Medical Systems, Inc. (a)	8,998	793,084
Mineralys Therapeutics, Inc. (a) (b)	8,409	305,163
Mirum Pharmaceuticals, Inc. (a) (b)	5,531	436,894
Nuvalent, Inc., Class A (a)	6,698	673,752
Option Care Health, Inc. (a)	21,658	690,024
PACS Group, Inc. (a)	21,948	842,584
Progyny, Inc. (a)	27,122	696,493
Protagonist Therapeutics, Inc. (a)	13,178	1,150,966
PTC Therapeutics, Inc. (a) (b)	14,909	1,132,488
Revolution Medicines, Inc. (a)	20,163	1,605,983
Scholar Rock Holding Corp. (a)	18,659	821,929
Soleno Therapeutics, Inc. (a)	4,582	212,147
Spyre Therapeutics, Inc. (a) (b)	10,028	328,517
Structure Therapeutics, Inc. ADR (a)	16,174	1,124,902
Terns Pharmaceuticals, Inc. (a)	3,682	148,753
TransMedics Group, Inc. (a) (b)	6,831	830,991
Ultragenyx Pharmaceutical, Inc. (a)	8,901	204,723
Vaxcyte, Inc. (a)	9,374	432,516
Veracyte, Inc. (a)	9,019	379,700
Viridian Therapeutics, Inc. (a)	6,890	214,417
		33,350,569
Industrials — 23.0%
AAON, Inc. (b)	8,042	613,203
AAR Corp. (a)	10,306	853,234
Acuity, Inc.	3,596	1,294,704
Alliance Laundry Holdings, Inc. (a)	14,686	298,860
Ameresco, Inc. Class A (a) (b)	39,666	1,161,817
Applied Industrial Technologies, Inc.	4,303	1,104,881
Atmus Filtration Technologies, Inc.	14,765	766,451
Bloom Energy Corp. Class A (a)	8,230	715,105
Casella Waste Systems, Inc. Class A (a) (b)	10,672	1,045,216
Comfort Systems USA, Inc.	618	576,773
Curtiss-Wright Corp.	2,041	1,125,142
DXP Enterprises, Inc. (a)	14,036	1,541,012
Enpro, Inc.	3,569	764,230
ESCO Technologies, Inc.	4,778	933,573
Exlservice Holdings, Inc. (a)	27,975	1,187,259
GATX Corp.	4,989	846,134
Kirby Corp. (a)	8,563	943,471
Korn Ferry	11,886	784,714
Kratos Defense & Security Solutions, Inc. (a) (b)	4,030	305,917
Leonardo DRS, Inc.	14,175	483,226
McGrath RentCorp	5,595	587,083

	Number of Shares	Value
Modine Manufacturing Co. (a)	13,331	$1,779,822
MYR Group, Inc. (a)	4,089	893,447
Nextpower, Inc. Class A (a)	16,024	1,395,851
Rush Enterprises, Inc. Class A	24,456	1,319,157
RXO, Inc. (a) (b)	22,438	283,616
Ryder System, Inc.	4,560	872,738
StandardAero, Inc. (a)	18,243	523,209
Terex Corp. (b)	14,803	790,184
Trex Co., Inc. (a)	9,839	345,152
TriNet Group, Inc.	6,293	372,105
Verra Mobility Corp. (a)	99,297	2,225,246
Voyager Technologies, Inc. Class A (a) (b)	18,839	492,452
Xometry, Inc. Class A (a) (b)	13,637	810,992
Zurn Elkay Water Solutions Corp.	34,163	1,588,238
		31,624,214
Information Technology — 16.5%
Advanced Energy Industries, Inc.	4,148	868,467
Agilysys, Inc. (a) (b)	11,092	1,318,173
Amplitude, Inc. Class A (a)	50,484	584,605
AvePoint, Inc. (a)	107,560	1,494,008
Belden, Inc.	7,894	920,046
Calix, Inc. (a)	17,022	900,974
Cirrus Logic, Inc. (a)	5,546	657,201
Clearwater Analytics Holdings, Inc. Class A (a)	23,325	562,599
Commvault Systems, Inc. (a)	4,087	512,346
Crane NXT Co. (b)	11,851	557,827
Credo Technology Group Holding Ltd. (a)	10,740	1,545,379
CyberArk Software Ltd. (a)	1,641	731,984
Fabrinet (a)	1,700	773,976
Freshworks, Inc. Class A (a)	108,661	1,331,097
Intapp, Inc. (a)	32,349	1,482,231
IonQ, Inc. (a) (b)	5,510	247,234
MKS, Inc.	7,140	1,140,972
OSI Systems, Inc. (a) (b)	1,968	501,958
Power Integrations, Inc. (b)	8,759	311,295
Rubrik, Inc. Class A (a)	9,853	753,557
Sanmina Corp. (a)	3,908	586,474
Semtech Corp. (a)	11,904	877,206
ServiceTitan, Inc. Class A (a)	2,733	291,065
Silicon Motion Technology Corp. Sponsored ADR	7,323	678,842
SiTime Corp. (a) (b)	5,999	2,118,787
Terawulf, Inc. (a) (b)	9,192	105,616
Universal Display Corp.	1,971	230,173
Viavi Solutions, Inc. (a)	39,101	696,780
		22,780,872

The accompanying notes are an integral part of the financial statements.
42

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 1.9%
Cabot Corp.	18,148	$1,202,849
Graphic Packaging Holding Co.	26,178	394,241
James Hardie Industries PLC (a)	38,778	804,644
MP Materials Corp. (a) (b)	4,387	221,631
		2,623,365
Real Estate — 4.5%
Acadia Realty Trust	16,400	336,856
American Healthcare REIT, Inc.	48,366	2,276,104
Douglas Emmett, Inc.	35,158	386,387
Essential Properties Realty Trust, Inc. (b)	20,840	618,114
Phillips Edison & Co., Inc.	51,379	1,827,551
Terreno Realty Corp.	12,604	739,981
Xenia Hotels & Resorts, Inc.	2,593	36,665
		6,221,658
Utilities — 1.3%
IDACORP, Inc.	7,869	995,901
ONE Gas, Inc.	10,336	798,456
		1,794,357
TOTAL COMMON STOCK (Cost $109,710,854)		137,095,906
TOTAL EQUITIES (Cost $109,710,854)		137,095,906
Rights — 0.0%
Health Care — 0.0%
Akero Therapeutics, Inc., CVR (a) (b) (c) (d)	7,063	4,591
TOTAL RIGHTS (Cost $4,591)		4,591
Exchange-Traded Funds — 0.4%
iShares Russell 2000 ETF	2,510	617,861
TOTAL EXCHANGE-TRADED FUNDS (Cost $638,462)		617,861
TOTAL LONG-TERM INVESTMENTS (Cost $110,353,907)		137,718,358
Short-Term Investments — 1.5%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (e)	836,191	836,191

	Principal Amount	Value
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (f)	$1,181,207	$1,181,207
TOTAL SHORT-TERM INVESTMENTS (Cost $2,017,398)		2,017,398
TOTAL INVESTMENTS — 101.3% (Cost $112,371,305) (g)		139,735,756
Other Assets/ (Liabilities) — (1.3)%		(1,818,426)
NET ASSETS — 100.0%		$137,917,330

Abbreviation Legend

ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $22,592,240 or 16.38% of net assets. The Fund received $22,433,069 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2025, these securities amounted to a value of $4,591 or 0.00% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(f)
Maturity value of $1,181,339. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $1,205,024.

(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
43

MML Small/Mid Cap Value Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.0%
Common Stock — 99.0%
Communication Services — 1.4%
Criteo SA Sponsored ADR (a)	28,323	$583,737
Nexstar Media Group, Inc.	5,327	1,081,647
		1,665,384
Consumer Discretionary — 9.2%
ADT, Inc.	184,927	1,492,361
AutoNation, Inc. (a)	5,504	1,136,466
Bath & Body Works, Inc.	53,114	1,066,529
BorgWarner, Inc.	34,890	1,572,143
Brunswick Corp.	16,260	1,207,142
Frontdoor, Inc. (a)	3,181	183,512
Group 1 Automotive, Inc.	963	378,748
Hasbro, Inc.	17,904	1,468,128
Laureate Education, Inc. (a)	52,249	1,759,224
Taylor Morrison Home Corp. (a)	12,389	729,341
		10,993,594
Consumer Staples — 4.7%
BJ’s Wholesale Club Holdings, Inc. (a)	20,712	1,864,701
Dollar Tree, Inc. (a)	14,483	1,781,554
Nomad Foods Ltd.	65,954	825,085
WD-40 Co.	6,032	1,187,701
		5,659,041
Energy — 4.9%
HF Sinclair Corp.	15,868	731,198
Magnolia Oil & Gas Corp. Class A	49,091	1,074,602
Matador Resources Co.	26,406	1,120,671
Northern Oil & Gas, Inc. (b)	39,386	845,617
TechnipFMC PLC	45,727	2,037,595
		5,809,683
Financials — 19.3%
American Financial Group, Inc.	11,980	1,637,426
Cboe Global Markets, Inc.	2,782	698,282
Federated Hermes, Inc.	33,427	1,740,544
First BanCorp	41,057	851,112
First Citizens BancShares, Inc. Class A	894	1,918,685
First Hawaiian, Inc.	27,534	696,610
Flagstar Bank NA	68,847	866,784
HA Sustainable Infrastructure Capital, Inc. (b)	50,036	1,572,631
Hanover Insurance Group, Inc.	10,261	1,875,403
Independent Bank Corp. (b)	15,839	1,157,514
NCR Atleos Corp. (a)	38,123	1,452,868
Stifel Financial Corp.	11,072	1,386,436

	Number of Shares	Value
Texas Capital Bancshares, Inc. (a)	12,435	$1,125,865
UMB Financial Corp.	13,807	1,588,357
WaFd, Inc.	35,181	1,126,847
Walker & Dunlop, Inc.	12,550	754,882
Webster Financial Corp.	19,055	1,199,322
Wintrust Financial Corp.	9,446	1,320,740
		22,970,308
Health Care — 9.3%
Bio-Techne Corp.	27,773	1,633,330
Encompass Health Corp.	12,611	1,338,532
Envista Holdings Corp. (a)	70,316	1,526,560
Globus Medical, Inc. Class A (a)	21,111	1,843,201
ICON PLC (a)	9,335	1,701,024
Integer Holdings Corp. (a)	14,260	1,118,412
Tenet Healthcare Corp. (a)	9,942	1,975,674
		11,136,733
Industrials — 23.3%
ArcBest Corp.	16,749	1,242,608
Boise Cascade Co.	14,517	1,068,451
C.H. Robinson Worldwide, Inc.	11,194	1,799,547
CACI International, Inc. Class A (a)	2,486	1,324,566
CNH Industrial NV	94,389	870,267
Core & Main, Inc. Class A (a)	24,059	1,250,346
First Advantage Corp. (a) (b)	84,205	1,223,499
GATX Corp.	8,315	1,410,224
Gibraltar Industries, Inc. (a)	19,978	987,712
GXO Logistics, Inc. (a)	29,540	1,554,986
Hexcel Corp. (b)	20,475	1,513,103
JBT Marel Corp.	9,854	1,484,702
Kirby Corp. (a)	14,458	1,592,982
Knight-Swift Transportation Holdings, Inc.	32,640	1,706,419
Oshkosh Corp.	12,841	1,613,215
Pentair PLC	10,715	1,115,860
Regal Rexnord Corp.	10,032	1,407,690
Robert Half, Inc.	45,014	1,222,580
Star Bulk Carriers Corp.	72,549	1,394,392
Terex Corp.	13,490	720,096
WillScot Holdings Corp. (b)	66,562	1,253,363
		27,756,608
Information Technology — 9.5%
ACI Worldwide, Inc. (a)	24,262	1,159,966
Avnet, Inc.	26,889	1,292,823
Calix, Inc. (a)	17,424	922,252
Crane NXT Co. (b)	22,767	1,071,643
FormFactor, Inc. (a)	15,193	847,466
Globant SA (a)	18,236	1,192,087
IPG Photonics Corp. (a)	16,248	1,163,357

The accompanying notes are an integral part of the financial statements.
44

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nice Ltd. Sponsored ADR (a) (b)	6,630	$749,455
ON Semiconductor Corp. (a)	25,745	1,394,092
TD SYNNEX Corp.	10,110	1,518,825
		11,311,966
Materials — 6.2%
Avient Corp.	35,314	1,103,209
Graphic Packaging Holding Co.	97,419	1,467,130
O-I Glass, Inc. (a)	85,975	1,268,991
Reliance, Inc.	6,963	2,011,402
RPM International, Inc.	15,223	1,583,192
		7,433,924
Real Estate — 7.6%
American Healthcare REIT, Inc.	24,340	1,145,440
Broadstone Net Lease, Inc.	39,618	688,165
COPT Defense Properties	54,060	1,502,868
CubeSmart	17,125	617,356
Independence Realty Trust, Inc.	71,420	1,248,422
Jones Lang LaSalle, Inc. (a)	6,080	2,045,738
Ryman Hospitality Properties, Inc.	6,923	655,054
STAG Industrial, Inc.	31,178	1,146,103
		9,049,146
Utilities — 3.6%
Chesapeake Utilities Corp.	9,264	1,155,776
IDACORP, Inc. (b)	15,171	1,920,042
ONE Gas, Inc.	15,547	1,201,006
		4,276,824
TOTAL COMMON STOCK (Cost $112,418,856)		118,063,211
TOTAL EQUITIES (Cost $112,418,856)		118,063,211
TOTAL LONG-TERM INVESTMENTS (Cost $112,418,856)		118,063,211

	Principal Amount	Value
Short-Term Investments — 0.4%
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (c)	$542,566	$ 542,566
TOTAL SHORT-TERM INVESTMENTS (Cost $542,566)		542,566
TOTAL INVESTMENTS — 99.4% (Cost $112,961,422) (d)		118,605,777
Other Assets/ (Liabilities) — 0.6%		691,029
NET ASSETS — 100.0%		$119,296,806

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $10,090,530 or 8.46% of net assets. The Fund received $10,422,313 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $542,626. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $553,513.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
45

MML Sustainable Equity Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.7%
Common Stock — 99.7%
Communication Services — 9.5%
Alphabet, Inc. Class A	26,414	$8,267,582
Liberty Media Corp-Liberty Formula One Class C (a)	2,348	231,301
Meta Platforms, Inc. Class A	4,677	3,087,241
Netflix, Inc. (a)	11,460	1,074,490
Verizon Communications, Inc.	10,437	425,099
		13,085,713
Consumer Discretionary — 10.3%
Airbnb, Inc. Class A (a)	1,814	246,196
Amazon.com, Inc. (a)	21,676	5,003,254
Booking Holdings, Inc.	139	744,391
Home Depot, Inc.	5,017	1,726,350
Marriott International, Inc. Class A	3,104	962,985
O’Reilly Automotive, Inc. (a)	8,323	759,141
Tesla, Inc. (a)	5,096	2,291,773
TJX Cos., Inc.	9,911	1,522,429
Tractor Supply Co.	16,046	802,460
		14,058,979
Consumer Staples — 3.7%
Church & Dwight Co., Inc.	6,981	585,357
Colgate-Palmolive Co.	5,451	430,738
Costco Wholesale Corp.	965	832,158
PepsiCo, Inc.	6,603	947,662
Procter & Gamble Co.	9,760	1,398,706
Sysco Corp.	12,426	915,672
		5,110,293
Energy — 2.1%
Cheniere Energy, Inc.	4,302	836,266
SLB Ltd.	23,362	896,633
Williams Cos., Inc.	17,979	1,080,718
		2,813,617
Financials — 14.5%
American Express Co.	3,718	1,375,474
Ameriprise Financial, Inc.	1,666	816,906
Bank of America Corp.	36,884	2,028,620
Blackrock, Inc.	828	886,242
Goldman Sachs Group, Inc.	1,266	1,112,814
Intercontinental Exchange, Inc.	4,055	656,748
JP Morgan Chase & Co.	6,834	2,202,052
KKR & Co., Inc.	5,496	700,630
Marsh & McLennan Cos., Inc.	3,257	604,239
Mastercard, Inc. Class A	4,289	2,448,504
MetLife, Inc.	12,135	957,937
Morgan Stanley	5,635	1,000,382

	Number of Shares	Value
Progressive Corp.	2,685	$611,428
Regions Financial Corp.	63,692	1,726,053
S&P Global, Inc.	2,700	1,410,993
Visa, Inc. Class A	3,682	1,291,314
		19,830,336
Health Care — 10.2%
AbbVie, Inc.	5,923	1,353,346
Agilent Technologies, Inc.	3,596	489,308
Bristol-Myers Squibb Co.	6,936	374,128
Cencora, Inc.	2,007	677,864
Cigna Group	3,975	1,094,039
Danaher Corp.	6,011	1,376,038
Eli Lilly & Co.	1,981	2,128,941
Gilead Sciences, Inc.	8,639	1,060,351
IDEXX Laboratories, Inc. (a)	1,196	809,130
Intuitive Surgical, Inc. (a)	1,291	731,171
Merck & Co., Inc.	6,383	671,875
Thermo Fisher Scientific, Inc.	1,761	1,020,412
UnitedHealth Group, Inc.	2,192	723,601
Vertex Pharmaceuticals, Inc. (a)	1,654	749,857
Zoetis, Inc.	6,155	774,422
		14,034,483
Industrials — 9.0%
Automatic Data Processing, Inc.	3,287	845,515
Cummins, Inc.	2,695	1,375,663
Deere & Co.	1,372	638,762
Eaton Corp. PLC	2,882	917,946
FedEx Corp.	1,868	539,590
Ferguson Enterprises, Inc.	2,577	573,718
GE Vernova, Inc.	1,011	660,759
Honeywell International, Inc.	4,634	904,047
Johnson Controls International PLC	16,694	1,999,107
Parker-Hannifin Corp.	899	790,185
Uber Technologies, Inc. (a)	7,424	606,615
Union Pacific Corp.	2,876	665,276
United Rentals, Inc.	951	769,663
Xylem, Inc.	7,657	1,042,730
		12,329,576
Information Technology — 34.5%
Analog Devices, Inc.	5,567	1,509,770
Apple, Inc.	25,345	6,890,292
Applied Materials, Inc.	3,678	945,209
AppLovin Corp. Class A (a)	1,101	741,876
Arista Networks, Inc. (a)	4,919	644,537
ARM Holdings PLC ADR (a)	1,823	199,272
ASML Holding NV	452	483,150
Broadcom, Inc.	13,072	4,524,219

The accompanying notes are an integral part of the financial statements.
46

MML Sustainable Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cadence Design Systems, Inc. (a)	4,226	$1,320,963
CDW Corp.	3,085	420,177
Crowdstrike Holdings, Inc. Class A (a)	1,248	585,013
Dynatrace, Inc. (a)	13,560	587,690
International Business Machines Corp.	6,973	2,065,472
Microsoft Corp.	21,491	10,393,477
MongoDB, Inc. (a)	1,064	446,550
Motorola Solutions, Inc.	2,556	979,766
NVIDIA Corp.	61,954	11,554,421
Salesforce, Inc.	2,272	601,876
ServiceNow, Inc. (a)	6,100	934,459
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	2,276	691,654
Workday, Inc. Class A (a)	3,364	722,520
		47,242,363
Materials — 1.9%
Ball Corp.	11,068	586,272
Ecolab, Inc.	3,009	789,923
Linde PLC (LIN US)	2,935	1,251,454
		2,627,649
Real Estate — 2.5%
Equinix, Inc.	804	615,993
Prologis, Inc.	10,876	1,388,430
Welltower, Inc.	7,438	1,380,567
		3,384,990
Utilities — 1.5%
NextEra Energy, Inc.	26,314	2,112,488
TOTAL COMMON STOCK (Cost $89,435,652)		136,630,487
TOTAL EQUITIES (Cost $89,435,652)		136,630,487
Exchange-Traded Funds — 0.2%
iShares Core S&P 500 ETF	344	235,619
TOTAL EXCHANGE-TRADED FUNDS (Cost $236,942)		235,619
TOTAL LONG-TERM INVESTMENTS (Cost $89,672,594)		136,866,106

	Principal Amount	Value
Short-Term Investments — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (b)	$316,864	$ 316,864
TOTAL SHORT-TERM INVESTMENTS (Cost $316,864)		316,864
TOTAL INVESTMENTS — 100.1% (Cost $89,989,458) (c)		137,182,970
Other Assets/ (Liabilities) — (0.1)%		(183,007)
NET ASSETS — 100.0%		$136,999,963

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $316,899. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $323,222.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
47

MML Sustainable Equity Fund – Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	3/27/26	USD	106,738	EUR	90,373	$130
Goldman Sachs & Co.	3/27/26	USD	119,311	EUR	100,977	193
Morgan Stanley & Co. LLC	3/27/26	EUR	25,703	USD	30,297	24
Morgan Stanley & Co. LLC	3/27/26	USD	106,661	EUR	90,373	52
UBS AG	3/27/26	USD	106,778	EUR	90,373	169
						$568

Currency Legend

EUR	Euro
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
48

MML VIP American Century Mid Cap Value Fund (See Note 1) – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 96.6%
Common Stock — 95.8%
Communication Services — 1.3%
Omnicom Group, Inc.	22,430	$1,811,222
Publicis Groupe SA	10,960	1,137,004
		2,948,226
Consumer Discretionary — 3.7%
BorgWarner, Inc.	24,491	1,103,564
Cie Generale des Etablissements Michelin SCA	34,886	1,156,955
Gentex Corp.	52,802	1,228,703
Mohawk Industries, Inc. (a)	17,103	1,869,358
PulteGroup, Inc.	16,938	1,986,150
Sodexo SA (b)	24,294	1,244,585
		8,589,315
Consumer Staples — 9.3%
Conagra Brands, Inc.	89,599	1,550,959
Estee Lauder Cos., Inc. Class A	15,296	1,601,797
General Mills, Inc.	12,461	579,436
Heineken NV	18,684	1,528,378
Kenvue, Inc.	205,759	3,549,343
Kimberly-Clark Corp.	34,410	3,471,625
Koninklijke Ahold Delhaize NV	71,886	2,948,245
Magnum Ice Cream Co. NV (a) (b)	37,155	594,537
Mondelez International, Inc. Class A	19,538	1,051,730
Pernod Ricard SA	21,390	1,831,175
Reckitt Benckiser Group PLC	15,631	1,265,504
Sysco Corp.	25,501	1,879,169
		21,851,898
Energy — 6.4%
Baker Hughes Co.	86,440	3,936,478
ConocoPhillips	20,111	1,882,591
Coterra Energy, Inc.	75,132	1,977,474
Diamondback Energy, Inc.	15,674	2,356,272
Enterprise Products Partners LP (c)	108,153	3,467,385
ONEOK, Inc.	17,557	1,290,440
		14,910,640
Financials — 14.7%
Allstate Corp.	6,128	1,275,543
Bank of New York Mellon Corp.	7,670	890,410
Commerce Bancshares, Inc.	76,046	3,980,248
First Hawaiian, Inc.	71,999	1,821,575
Hanover Insurance Group, Inc.	5,208	951,866
Marsh & McLennan Cos., Inc.	7,974	1,479,336
Northern Trust Corp.	24,534	3,351,099
Prosperity Bancshares, Inc.	45,042	3,112,853
Raymond James Financial, Inc.	2,934	471,171

	Number of Shares	Value
Reinsurance Group of America, Inc.	18,364	$3,736,339
T. Rowe Price Group, Inc.	16,918	1,732,065
Truist Financial Corp.	61,241	3,013,670
US Bancorp	69,328	3,699,342
Westamerica BanCorp	22,227	1,063,117
Willis Towers Watson PLC	11,623	3,819,318
		34,397,952
Health Care — 14.4%
Becton Dickinson & Co.	18,853	3,658,802
Cencora, Inc.	2,561	864,978
Envista Holdings Corp. (a)	80,209	1,741,337
GE HealthCare Technologies, Inc. (a)	39,270	3,220,926
Henry Schein, Inc. (a)	59,761	4,516,736
Hologic, Inc. (a)	18,610	1,386,259
ICON PLC (a)	11,751	2,141,267
IQVIA Holdings, Inc. (a)	5,788	1,304,673
Labcorp Holdings, Inc.	14,614	3,666,360
Medtronic PLC	18,546	1,781,529
Quest Diagnostics, Inc.	10,987	1,906,574
Universal Health Services, Inc. Class B	7,968	1,737,183
Zimmer Biomet Holdings, Inc.	65,305	5,872,226
		33,798,850
Industrials — 16.7%
A.O. Smith Corp.	25,513	1,706,309
ABM Industries, Inc.	25,444	1,076,281
Ashtead Group PLC	18,572	1,267,076
Bunzl PLC	126,393	3,527,232
CSX Corp.	93,181	3,377,811
Cummins, Inc.	5,445	2,779,400
Dover Corp.	3,616	705,988
Emerson Electric Co.	4,352	577,597
Fortive Corp.	21,727	1,199,548
Hexcel Corp. (b)	12,927	955,305
IDEX Corp.	5,890	1,048,067
L3Harris Technologies, Inc.	11,495	3,374,587
Masco Corp.	20,063	1,273,198
MSC Industrial Direct Co., Inc. Class A	34,977	2,941,566
Norfolk Southern Corp.	8,086	2,334,590
Oshkosh Corp.	15,406	1,935,456
PACCAR, Inc.	16,896	1,850,281
Sensata Technologies Holding PLC	35,545	1,183,293
Southwest Airlines Co.	54,593	2,256,329
Timken Co.	24,846	2,090,294
Toro Co.	21,437	1,687,521
		39,147,729

The accompanying notes are an integral part of the financial statements.
49

MML VIP American Century Mid Cap Value Fund (See Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 7.1%
Amdocs Ltd.	33,620	$2,706,746
CDW Corp.	10,844	1,476,953
Cognizant Technology Solutions Corp. Class A	26,961	2,237,763
F5, Inc. (a)	7,164	1,828,683
HP, Inc.	97,779	2,178,516
Infineon Technologies AG	24,795	1,098,638
NXP Semiconductors NV	4,570	991,964
Ralliant Corp.	27,345	1,392,134
TE Connectivity PLC	3,244	738,042
Teradyne, Inc.	10,503	2,032,961
		16,682,400
Materials — 5.5%
Amrize Ltd. (a)	23,079	1,248,112
Axalta Coating Systems Ltd. (a)	41,305	1,334,565
Eagle Materials, Inc.	3,934	813,079
Graphic Packaging Holding Co.	134,650	2,027,829
Packaging Corp. of America	16,492	3,401,145
PPG Industries, Inc.	17,186	1,760,878
Reliance, Inc.	7,614	2,199,456
		12,785,064
Real Estate — 8.3%
Agree Realty Corp.	11,615	836,628
American Tower Corp.	13,429	2,357,730
CareTrust REIT, Inc.	19,148	692,392
Equity Residential	50,943	3,211,447
Essex Property Trust, Inc.	2,724	712,816
Healthpeak Properties, Inc.	129,925	2,089,194
Public Storage	8,901	2,309,809
Realty Income Corp.	62,559	3,526,451
Regency Centers Corp.	11,317	781,213
Ventas, Inc.	22,621	1,750,413
VICI Properties, Inc.	45,101	1,268,240
		19,536,333
Utilities — 8.4%
Duke Energy Corp.	14,035	1,645,042
Evergy, Inc.	48,096	3,486,479
Eversource Energy	31,855	2,144,797
Northwestern Energy Group, Inc.	44,343	2,861,897
ONE Gas, Inc.	37,990	2,934,728
PPL Corp. (b)	34,792	1,218,416
Spire, Inc.	23,723	1,961,892
Xcel Energy, Inc.	47,680	3,521,645
		19,774,896
TOTAL COMMON STOCK (Cost $220,155,415)		224,423,303

	Number of Shares	Value
Preferred Stock — 0.8%
Consumer Staples — 0.8%
Henkel AG & Co. KGaA 2.923%	24,258	$1,982,587
TOTAL PREFERRED STOCK (Cost $1,751,358)		1,982,587
TOTAL EQUITIES (Cost $221,906,773)		226,405,890
TOTAL LONG-TERM INVESTMENTS (Cost $221,906,773)		226,405,890

	Principal Amount
Short-Term Investments — 2.8%
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (d)	$6,473,561	6,473,561
TOTAL SHORT-TERM INVESTMENTS (Cost $6,473,561)		6,473,561
TOTAL INVESTMENTS — 99.4% (Cost $228,380,334) (e)		232,879,451
Other Assets/ (Liabilities) — 0.6%		1,465,171
NET ASSETS — 100.0%		$234,344,622

Abbreviation Legend

REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $3,308,557 or 1.41% of net assets. The Fund received $3,573,147 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)
Maturity value of $6,474,280. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $6,603,057.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
50

MML VIP American Century Mid Cap Value Fund (See Note 1) – Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/27/26	GBP	274,634	USD	369,889	$223
Citibank N.A.	3/27/26	USD	2,030,384	GBP	1,516,890	(13,863)
Citibank N.A.	3/27/26	USD	2,880,840	EUR	2,438,962	3,735
Goldman Sachs & Co.	3/27/26	USD	2,029,583	GBP	1,516,890	(14,664)
Goldman Sachs & Co.	3/27/26	USD	3,189,612	EUR	2,699,604	5,045
JP Morgan Chase Bank N.A.	3/27/26	GBP	422,311	USD	566,054	3,077
JP Morgan Chase Bank N.A.	3/27/26	USD	2,029,868	GBP	1,516,890	(14,379)
Morgan Stanley & Co. LLC	3/27/26	USD	2,842,190	EUR	2,407,601	2,082
UBS AG	3/27/26	USD	2,567,912	EUR	2,173,406	4,069
						$(24,675)

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
51

MML VIP American Century Small Company Value Fund (See Note 1) – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.7%
Common Stock — 99.7%
Communication Services — 0.5%
Entravision Communications Corp. Class A (a)	79,549	$233,078
Townsquare Media, Inc. Class A (a)	5,927	30,465
		263,543
Consumer Discretionary — 13.2%
Bath & Body Works, Inc.	43,460	872,677
Birkenstock Holding PLC (a) (b)	5,535	226,381
Boyd Gaming Corp.	4,088	348,461
Brunswick Corp.	9,978	740,767
Champion Homes, Inc. (b)	9,743	823,283
Gold.com, Inc. (a)	8,677	295,452
KinderCare Learning Cos., Inc. (a) (b)	45,109	194,871
M/I Homes, Inc. (b)	3,949	505,274
MarineMax, Inc. (a) (b)	18,634	451,502
McGraw Hill, Inc. (b)	29,681	489,736
Meritage Homes Corp.	6,892	453,494
OneWater Marine, Inc. Class A (a) (b)	18,669	201,999
Taylor Morrison Home Corp. (b)	9,031	531,655
Visteon Corp. (a)	9,277	882,243
		7,017,795
Consumer Staples — 3.3%
Edgewell Personal Care Co. (a)	33,609	573,034
Spectrum Brands Holdings, Inc. (a)	15,435	911,900
Turning Point Brands, Inc.	2,518	272,951
		1,757,885
Energy — 9.9%
Chord Energy Corp.	8,241	763,941
Crescent Energy Co. Class A (a)	108,519	910,474
Flowco Holdings, Inc. Class A	21,966	411,643
Infinity Natural Resources, Inc. Class A (b)	15,516	228,551
Liberty Energy, Inc.	8,312	153,439
Mach Natural Resources LP	24,286	268,117
Magnolia Oil & Gas Corp. Class A	39,658	868,114
Northern Oil & Gas, Inc. (a)	37,352	801,947
Permian Resources Corp. (a)	53,388	749,034
TXO Partners LP	12,961	138,294
		5,293,554
Financials — 35.1%
Accelerant Holdings Class A (b)	13,360	218,436
Ameris Bancorp	5,412	401,949
Atlantic Union Bankshares Corp. (a)	18,483	652,450

	Number of Shares	Value
Axis Capital Holdings Ltd.	13,686	$1,465,634
Axos Financial, Inc. (b)	6,872	592,092
Baldwin Insurance Group, Inc. (a) (b)	8,674	208,436
BancFirst Corp.	1,206	127,860
Bowhead Specialty Holdings, Inc. (b)	4,133	117,956
Central BanCo, Inc. Class A	10,761	259,555
Columbia Banking System, Inc. (a)	42,574	1,189,943
Compass Diversified Holdings	45,678	219,254
Euronet Worldwide, Inc. (a) (b)	15,541	1,182,826
EVERTEC, Inc.	43,909	1,277,313
First BanCorp	17,359	359,852
FNB Corp.	19,889	340,102
Hamilton Insurance Group Ltd. Class B (b)	9,405	262,400
Home BancShares, Inc.	38,797	1,077,781
International Bancshares Corp.	12,931	859,136
Marex Group PLC	17,239	661,288
Nicolet Bankshares, Inc.	1,399	169,699
Northeast Bank (a)	1,287	133,758
Old National Bancorp	64,833	1,446,424
Pathward Financial, Inc.	3,729	264,759
Popular, Inc.	3,047	379,412
Repay Holdings Corp. (a) (b)	33,073	120,716
SiriusPoint Ltd. (b)	8,487	185,780
Slide Insurance Holdings, Inc. (b)	18,242	355,354
Southstate Bank Corp.	16,112	1,516,300
StoneX Group, Inc. (a) (b)	4,157	395,455
UMB Financial Corp.	10,512	1,209,301
Webster Financial Corp.	16,305	1,026,237
		18,677,458
Health Care — 4.1%
Embecta Corp. (a)	41,080	488,030
Enovis Corp. (a) (b)	44,955	1,197,601
Envista Holdings Corp. (b)	6,593	143,134
Pediatrix Medical Group, Inc. (b)	16,737	358,005
		2,186,770
Industrials — 15.1%
Albany International Corp. Class A	5,413	274,439
ArcBest Corp.	3,875	287,486
Blue Bird Corp. (b)	8,105	380,935
Brink’s Co.	9,221	1,076,367
Deluxe Corp. (a)	4,778	106,693
DIRTT Environmental Solutions (b)	80,290	54,236
DXP Enterprises, Inc. (b)	705	77,402
Gates Industrial Corp. PLC (b)	23,285	499,929
Hammond Power Solutions, Inc.	2,146	249,349
Hillman Solutions Corp. (b)	56,014	485,081

The accompanying notes are an integral part of the financial statements.
52

MML VIP American Century Small Company Value Fund (See Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
IBEX Holdings Ltd. (b)	2,123	$81,056
Korn Ferry	11,274	744,309
Loomis AB	9,529	403,876
Luxfer Holdings PLC	2,755	37,275
Proficient Auto Logistics, Inc. (b)	13,395	129,128
Resideo Technologies, Inc. (a) (b)	3,080	108,170
Science Applications International Corp.	3,308	332,983
Sensata Technologies Holding PLC	12,393	412,563
Tecnoglass, Inc. (a)	6,911	347,762
Timken Co.	13,539	1,139,036
TriNet Group, Inc.	11,457	677,452
UniFirst Corp.	563	108,603
		8,014,130
Information Technology — 5.3%
Amkor Technology, Inc. (a)	11,229	443,321
Arrow Electronics, Inc. (b)	2,870	316,217
Axcelis Technologies, Inc. (b)	8,965	720,248
Ingram Micro Holding Corp. (a)	18,534	395,516
Kulicke & Soffa Industries, Inc.	11,558	526,582
Opera Ltd. ADR (a)	12,947	183,329
Progress Software Corp. (b)	5,808	249,512
		2,834,725
Materials — 6.7%
Ashland, Inc.	9,504	557,600
Graphic Packaging Holding Co.	88,612	1,334,497
Ingevity Corp. (b)	12,131	717,913
Minerals Technologies, Inc.	10,471	638,207
Titan America SA	19,057	314,059
		3,562,276
Real Estate — 6.5%
American Healthcare REIT, Inc.	1,612	75,861
Americold Realty Trust, Inc. (a)	67,302	865,504
EPR Properties	7,645	381,485
LTC Properties, Inc.	7,968	273,940
Ryman Hospitality Properties, Inc.	9,465	895,578
Smartstop Self Storage REIT, Inc. (a)	3,540	109,528
Terreno Realty Corp. (a)	11,689	686,261
UMH Properties, Inc.	9,621	153,070
		3,441,227
TOTAL COMMON STOCK (Cost $56,800,535)		53,049,363
TOTAL EQUITIES (Cost $56,800,535)		53,049,363
TOTAL LONG-TERM INVESTMENTS (Cost $56,800,535)		53,049,363

	Number of Shares	Value
Short-Term Investments — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (c)	331,076	$331,076
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (d)	$136,449	136,449
TOTAL SHORT-TERM INVESTMENTS (Cost $467,525)		467,525
TOTAL INVESTMENTS — 100.5% (Cost $57,268,060) (e)		53,516,888
Other Assets/ (Liabilities) — (0.5)%		(287,250)
NET ASSETS — 100.0%		$53,229,638

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $10,839,562 or 20.36% of net assets. The Fund received $10,900,196 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(d)
Maturity value of $136,464. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $139,287.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
53

MML VIP American Century Small Company Value Fund (See Note 1) – Portfolio of Investments (Continued)
Country weightings, as a percentage of net assets, is as follows:

United States	89.7%
Puerto Rico	3.8%
United Kingdom	1.3%
Sweden	1.1%
Singapore	1.0%
Belgium	0.6%
Canada	0.6%
Bermuda	0.5%
Germany	0.4%
Cayman Islands	0.4%
Norway	0.3%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	3/27/26	CAD	37,996	USD	27,723	$61
Citibank N.A.	3/27/26	USD	336,152	SEK	3,105,406	(2,589)
Citibank N.A.	3/27/26	USD	241,043	CAD	330,381	(536)
						$(3,064)

Currency Legend

CAD	Canadian Dollar
SEK	Swedish Krona
USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
54

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments

December 31, 2025

	Principal Amount	Value
BONDS & NOTES — 102.4%
BANK LOANS — 0.7%
Advertising — 0.0%
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.272% VRN 6/18/29 (a)	$54,861	$51,049
Apparel — 0.0%
WH Borrower LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 4.500%
8.389% VRN 2/20/32 (a)	69,825	70,119
Auto Parts & Equipment — 0.0%
First Brands Group LLC
2025 PIK DIP Roll-Up Term Loan B, 3 mo. USD Term SOFR + 7.130% 10.903% VRN 6/29/26 (a)	8,170	94
2021 Term Loan, 1 mo. USD Term SOFR + 7.000% 10.987% VRN 3/30/27 (a)	25,253	51
		145
Chemicals — 0.2%
Chemours Co., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.216% VRN 10/15/32 (a) (b)	60,000	59,175
Consolidated Energy Finance SA, 2024 Term Loan B, 6 mo. USD Term SOFR + 4.500%
8.198% VRN 11/15/30 (a)	89,772	73,126
Discovery Purchaser Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
7.607% VRN 10/04/29 (a)	99,750	95,689
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.734% VRN 3/15/29 (a)	58,819	56,571
INEOS Quattro Holdings UK Ltd., 2023 USD 1st Lien Term Loan B,
0.000% 4/02/29 (b)	90,000	63,000
M2S Group Holdings, Inc., Term Loan B,
0.000% 8/25/31 (b)	110,000	109,010
Tronox Finance LLC
2024 Term Loan B1, 0.000% 4/04/29 (b)	20,000	16,267
2024 1st Lien Term Loan B, 0.000% 9/30/31 (b)	70,000	53,878
		526,716

	Principal Amount	Value
Commercial Services — 0.0%
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
8.022% VRN 3/04/28 (a)	$174,542	$134,179
Computers — 0.1%
X Corp., Term Loan, 3 mo. USD Term SOFR + 6.500%
10.448% VRN 10/26/29 (a) (b)	284,306	279,026
Diversified Financial Services — 0.0%
Aurora Lux Finco SARL, 2025 Term Loan B,
0.000% 10/01/32 (b)	90,000	89,213
Engineering & Construction — 0.0%
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.500%
8.354% VRN 8/01/30 (a)	9,975	9,068
Food — 0.0%
C&S Wholesale Grocers, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.672% VRN 9/20/30 (a)	69,825	68,079
Health Care - Products — 0.0%
Bausch & Lomb Corp., 2025 Repriced Term Loan,
0.000% 1/15/31 (b)	55,000	55,495
QuidelOrtho Corp., Term Loan, 1 mo. USD Term SOFR + 4.000%
7.716% VRN 8/20/32 (a)	39,900	39,850
		95,345
Health Care - Services — 0.0%
Modivcare, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 6.750%
10.552% VRN 7/01/31 (a)	145,886	55,437
Home Furnishing — 0.0%
Weber-Stephen Products LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.750%
7.411% VRN 10/01/32 (a)	80,000	80,040
Internet — 0.0%
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.000%
6.672% VRN 8/31/28 (a)	89,772	90,151

The accompanying notes are an integral part of the financial statements.
55

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.1%
NEXUS Buyer LLC
2025 2nd Lien Term Loan B, 0.000% 2/16/32 (b)	$50,000	$49,406
2025 Term Loan B, 1 mo. USD Term SOFR + 3.500% 7.216% VRN 7/31/31 (a)	74,812	73,698
2025 Incremental Term Loan, 1 mo. USD Term SOFR + 4.000% 7.716% VRN 7/31/31 (a)	24,938	24,725
		147,829
Leisure Time — 0.0%
MajorDrive Holdings IV LLC, Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.934% VRN 6/01/28 (a)	104,726	94,777
Lodging — 0.0%
Fertitta Entertainment LLC, 2022 Term Loan B,
0.000% 1/27/29 (b)	60,000	59,970
Media — 0.1%
Altice France SA, 2025 USD Term Loan B14,
0.000% 5/31/31 (b)	85,000	84,876
Sinclair Television Group, Inc., 2025 Term Loan B7,
0.000% 12/31/30 (b)	65,000	58,793
		143,669
Packaging & Containers — 0.0%
BradyPlus Holdings LLC, 2025 Term Loan B,
0.000% 12/11/30 (b)	55,000	54,358
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.966% VRN 10/08/30 (a) (b)	164,662	160,484
Pipelines — 0.0%
New Fortress Energy, Inc., 2025 Incremental Term Loan B,
0.000% 10/30/28 (b)	230,000	93,840
Retail — 0.0%
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.584% VRN 6/06/31 (a)	79,797	74,718

	Principal Amount	Value
Software — 0.1%
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.716% VRN 12/11/28 (a)	$79,799	$79,984
Constant Contact, Inc., Term Loan,
0.000% 2/10/28 (b)	55,000	52,299
Dayforce, Inc., 2025 Term Loan,
0.000% 8/20/32 (b)	80,000	79,715
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
7.852% VRN 6/02/28 (a) (b)	99,844	96,138
X.AI Corp., Fixed Term Loan,
0.000% 6/28/30 (b)	10,000	10,485
		318,621
Telecommunications — 0.0%
Windstream Services LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.716% VRN 10/06/32 (a)	30,000	30,075
TOTAL BANK LOANS (Cost $2,877,981)		2,726,908
CORPORATE DEBT — 29.6%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (c)	20,000	19,859
7.125% 2/15/31 (c)	40,000	41,886
7.500% 3/15/33 (c)	45,000	47,533
CMG Media Corp.
8.875% 6/18/29 (c)	10,000	8,590
Neptune Bidco US, Inc.
9.290% 4/15/29 (c)	70,000	70,120
10.375% 5/15/31 (c)	130,000	133,294
		321,282
Aerospace & Defense — 0.5%
ATI, Inc.
4.875% 10/01/29	50,000	49,918
5.125% 10/01/31 (d)	30,000	30,020
Boeing Co.
5.930% 5/01/60	300,000	294,167
6.528% 5/01/34	800,000	885,087
Bombardier, Inc.
6.000% 2/15/28 (c)	40,000	40,120
6.750% 6/15/33 (c)	30,000	31,710
7.000% 6/01/32 (c) (d)	25,000	26,416
Moog, Inc.
4.250% 12/15/27 (c)	25,000	24,760

The accompanying notes are an integral part of the financial statements.
56

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
TransDigm, Inc.
6.250% 1/31/34 (c)	$10,000	$10,377
6.375% 3/01/29 (c)	175,000	180,472
6.375% 5/31/33 (c)	55,000	56,437
6.625% 3/01/32 (c)	125,000	130,052
6.750% 1/31/34 (c)	60,000	62,501
7.125% 12/01/31 (c)	80,000	84,078
		1,906,115
Agriculture — 0.3%
BAT Capital Corp.
6.421% 8/02/33 (d)	900,000	993,092
Darling Ingredients, Inc.
6.000% 6/15/30 (c)	30,000	30,490
		1,023,582
Airlines — 0.0%
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (c)	20,000	20,149
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.500% 6/01/28 (c)	40,000	41,371
		61,520
Apparel — 0.0%
Beach Acquisition Bidco LLC PIK 10.750% , Cash 10.000% 7/15/33 (c)	30,000	33,113
Crocs, Inc.
4.125% 8/15/31 (c)	50,000	46,191
		79,304
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
5.875% 12/01/33 (c)	35,000	35,510
Aston Martin Capital Holdings Ltd.
10.000% 3/31/29 (c)	35,000	32,576
Ford Motor Credit Co. LLC
5.800% 3/08/29	800,000	817,396
Nissan Motor Acceptance Co. LLC
2.450% 9/15/28 (c)	5,000	4,624
5.550% 9/13/29 (c)	10,000	9,964
6.125% 9/30/30 (c)	20,000	20,003
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% 1/15/31 (c)	35,000	34,407
		954,480
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.375% 10/15/32 (c)	30,000	30,554
7.750% 10/15/33 (c)	55,000	56,022

	Principal Amount	Value
Clarios Global LP/Clarios US Finance Co.
6.750% 5/15/28 (c) (d)	$25,000	$25,634
6.750% 2/15/30 (c)	95,000	99,162
6.750% 9/15/32 (c)	70,000	72,590
Forvia SE
6.750% 9/15/33 (c)	35,000	36,140
ZF North America Capital, Inc.
7.500% 3/24/31 (c)	40,000	40,430
6.875% 4/23/32 (c)	15,000	14,669
		375,201
Banks — 7.6%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31 (a)	70,000	62,598
1 day USD SOFR + 1.220% 2.299% VRN 7/21/32 (a)	3,700,000	3,308,384
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32 (a)	700,000	631,332
1 day USD SOFR + 1.320% 2.687% VRN 4/22/32 (a)	135,000	123,883
1 day USD SOFR + 1.330% 2.972% VRN 2/04/33 (a)	65,000	59,443
5 yr. CMT + 2.351% 6.250% VRN (a) (e)	80,000	81,256
5 yr. CMT + 2.684% 6.625% VRN (a) (e)	100,000	104,195
Barclays PLC 1 day USD SOFR + 1.230%
5.367% VRN 2/25/31 (a)	1,100,000	1,136,926
BNP Paribas SA
1 day USD SOFR + 1.620% 5.786% VRN 1/13/33 (a) (c)	500,000	524,867
5 yr. CMT + 2.853% 6.875% VRN (a) (c) (e)	50,000	50,215
5 yr. CMT + 3.134% 7.450% VRN (a) (c) (d) (e)	50,000	52,316
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32 (a)	105,000	95,290
1 day USD SOFR + 3.914% 4.412% VRN 3/31/31 (a)	1,700,000	1,699,716
1 day USD SOFR + 1.465% 5.333% VRN 3/27/36 (a)	330,000	337,573
5 yr. CMT + 3.001% 6.625% VRN (a) (e)	75,000	76,220
5 yr. CMT + 2.890% 6.875% VRN (a) (e)	95,000	98,715
5 yr. CMT + 2.726% 6.950% VRN (a) (e)	95,000	97,943
5 yr. CMT + 2.693% 7.125% VRN (a) (e)	40,000	41,239

The accompanying notes are an integral part of the financial statements.
57

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Citizens Financial Group, Inc. 1 day USD SOFR + 1.910% 5.718% VRN 7/23/32 (a)	$1,000,000	$1,048,409
Deutsche Bank AG 1 day USD SOFR + 1.300% 4.950% VRN 8/04/31 (a)	700,000	707,077
Fifth Third Bancorp 1 day USD SOFR + 1.486% 4.895% VRN 9/06/30 (a)	600,000	609,677
Goldman Sachs Group, Inc.
1 day USD SOFR + 1.248% 2.383% VRN 7/21/32 (a)	2,100,000	1,880,784
1 day USD SOFR + 1.380% 5.536% VRN 1/28/36 (a)	335,000	347,689
10 yr. CMT + 2.400% 6.125% VRN (a) (e)	50,000	50,698
5 yr. CMT + 2.461% 6.850% VRN (a) (e)	125,000	129,989
HSBC Holdings PLC 5 yr. CMT + 2.987%
7.050% VRN (a) (e)	70,000	72,768
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (a)	230,000	218,189
1 day USD SOFR + 1.315% 5.502% VRN 1/24/36 (a)	185,000	193,347
5 yr. CMT + 2.152% 6.500% VRN (a) (e)	80,000	83,129
JPMorgan Chase & Co. 1 day USD SOFR + 1.260%
2.963% VRN 1/25/33 (a)	4,000,000	3,670,721
Morgan Stanley
1 day USD SOFR + 1.020% 1.928% VRN 4/28/32 (a)	90,000	78,962
1 day USD SOFR + 1.178% 2.239% VRN 7/21/32 (a)	225,000	199,932
1 day USD SOFR + 1.200% 2.511% VRN 10/20/32 (a)	180,000	161,435
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33 (a)	240,000	219,046
1 day USD SOFR + 3.120% 3.622% VRN 4/01/31 (a)	3,100,000	3,012,036
1 day USD SOFR + 1.555% 5.320% VRN 7/19/35 (a)	115,000	118,381
1 day USD SOFR + 1.418% 5.587% VRN 1/18/36 (a)	85,000	88,824
1 day USD SOFR + 1.580% 5.831% VRN 4/19/35 (a)	70,000	74,386
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (a)	55,000	55,753

	Principal Amount	Value
NatWest Group PLC 1 yr. CMT + 2.550%
3.073% VRN 5/22/28 (a)	$400,000	$394,917
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.259% 4.812% VRN 10/21/32 (a)	1,000,000	1,017,675
1 day USD SOFR + 1.902% 5.676% VRN 1/22/35 (a)	60,000	63,248
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34 (a)	15,000	16,974
Societe Generale SA 1 yr. CMT + 1.200%
5.500% VRN 4/13/29 (a) (c)	600,000	614,498
UBS Group AG 1 day USD SOFR + 3.730%
4.194% VRN 4/01/31 (a) (c)	900,000	891,422
Walker & Dunlop, Inc.
6.625% 4/01/33 (c)	25,000	25,648
Wells Fargo & Co.
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33 (a)	200,000	203,111
1 day USD SOFR + 1.500% 5.150% VRN 4/23/31 (a)	2,700,000	2,786,948
1 day USD SOFR + 1.380% 5.211% VRN 12/03/35 (a)	10,000	10,215
1 day USD SOFR + 1.780% 5.499% VRN 1/23/35 (a)	335,000	349,529
5 yr. CMT + 3.606% 7.625% VRN (a) (d) (e)	30,000	31,998
		28,009,526
Beverages — 0.0%
Primo Water Holdings, Inc./ Triton Water Holdings, Inc.
6.250% 4/01/29 (c)	85,000	85,411
Biotechnology — 0.0%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (c)	25,000	22,414
Genmab AS/Genmab Finance LLC
6.250% 12/15/32 (c)	45,000	46,118
7.250% 12/15/33 (c)	20,000	21,008
Travere Therapeutics, Inc., Convertible,
2.250% 3/01/29	45,000	63,990
		153,530
Building Materials — 0.1%
Builders FirstSource, Inc.
4.250% 2/01/32 (c)	45,000	42,850
6.375% 6/15/32 (c)	40,000	41,446
6.750% 5/15/35 (c)	20,000	20,910
Camelot Return Merger Sub, Inc.
8.750% 8/01/28 (c) (d)	65,000	50,368

The accompanying notes are an integral part of the financial statements.
58

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% 12/15/30 (c)	$65,000	$67,698
MIWD Holdco II LLC/MIWD Finance Corp.
5.500% 2/01/30 (c)	60,000	58,116
Quikrete Holdings, Inc.
6.375% 3/01/32 (c)	75,000	78,066
6.750% 3/01/33 (c)	10,000	10,443
Smyrna Ready Mix Concrete LLC
8.875% 11/15/31 (c) (d)	60,000	64,178
Standard Building Solutions, Inc.
6.500% 8/15/32 (c)	30,000	30,886
		464,961
Chemicals — 0.4%
Advancion Sciences, Inc. PIK 10.000%, Cash
9.250% 11/01/26 (c)	50,000	43,625
Axalta Coating Systems Dutch Holding B BV
7.250% 2/15/31 (c)	55,000	58,004
Axalta Coating Systems LLC/ Axalta Coating Systems Dutch Holding B BV
4.750% 6/15/27 (c)	15,000	15,015
Celanese US Holdings LLC
6.500% 4/15/30 (d)	30,000	30,150
6.750% 4/15/33 (d)	25,000	24,869
7.000% 2/15/31	45,000	46,074
7.050% STEP 11/15/30	200,000	210,735
7.375% 2/15/34	40,000	40,639
Chemours Co.
4.625% 11/15/29 (c)	80,000	72,338
5.750% 11/15/28 (c) (d)	70,000	68,076
Consolidated Energy Finance SA
6.500% 5/15/26 (c)	45,000	43,483
12.000% 2/15/31 (c)	55,000	38,885
Herens Holdco SARL
4.750% 5/15/28 (c)	60,000	52,097
Inversion Escrow Issuer LLC
6.750% 8/01/32 (c)	40,000	39,846
Methanex Corp.
5.250% 12/15/29	30,000	30,274
5.650% 12/01/44	20,000	17,879
Methanex US Operations, Inc.
6.250% 3/15/32 (c)	30,000	30,890
Olin Corp.
6.625% 4/01/33 (c)	35,000	34,736
Olympus Water US Holding Corp.
4.250% 10/01/28 (c)	30,000	29,121
6.250% 10/01/29 (c)	25,000	24,327
7.250% 2/15/33 (c)	120,000	120,593

	Principal Amount	Value
SCIH Salt Holdings, Inc.
4.875% 5/01/28 (c)	$50,000	$50,012
6.625% 5/01/29 (c)	80,000	80,344
WR Grace Holdings LLC
4.875% 6/15/27 (c)	20,000	19,938
5.625% 8/15/29 (c)	100,000	95,189
6.625% 8/15/32 (c)	55,000	55,702
7.375% 3/01/31 (c)	30,000	30,721
		1,403,562
Commercial Services — 0.5%
Allied Universal Holdco LLC
7.875% 2/15/31 (c)	45,000	47,425
Allied Universal Holdco LLC/ Allied Universal Finance Corp.
6.875% 6/15/30 (c)	35,000	36,441
Allied Universal Holdco LLC/ Allied Universal Finance Corp./ Atlas Luxco 4 SARL
4.625% 6/01/28 (c)	70,000	68,874
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc.
8.375% 6/15/32 (c)	15,000	15,489
Belron UK Finance PLC
5.750% 10/15/29 (c)	45,000	45,954
Block, Inc.
3.500% 6/01/31	15,000	14,099
5.625% 8/15/30 (c)	40,000	40,813
6.000% 8/15/33 (c)	40,000	41,064
6.500% 5/15/32	85,000	88,388
CoreCivic, Inc.
8.250% 4/15/29	60,000	63,076
GEO Group, Inc.
8.625% 4/15/29	25,000	26,295
10.250% 4/15/31	75,000	82,101
Herc Holdings, Inc.
5.750% 3/15/31 (c)	25,000	25,371
6.000% 3/15/34 (c)	25,000	25,333
7.000% 6/15/30 (c)	70,000	73,670
7.250% 6/15/33 (c)	40,000	42,415
Service Corp. International
4.000% 5/15/31	65,000	62,128
5.125% 6/01/29	30,000	30,198
5.750% 10/15/32	60,000	61,064
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (c)	45,000	46,462
Sotheby’s
7.375% 10/15/27 (c)	150,000	149,122
Sotheby’s/Bidfair Holdings, Inc.
5.875% 6/01/29 (c)	15,000	13,956

The accompanying notes are an integral part of the financial statements.
59

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
StoneMor, Inc.
8.500% 5/15/29 (c)	$70,000	$68,417
Synergy Infrastructure Holdings LLC
7.875% 12/01/30 (c)	30,000	31,102
TriNet Group, Inc.
7.125% 8/15/31 (c)	60,000	61,847
United Rentals North America, Inc.
5.375% 11/15/33 (c)	25,000	24,982
6.125% 3/15/34 (c)	80,000	83,334
Verisk Analytics, Inc.
5.125% 2/15/36	400,000	401,826
VM Consolidated, Inc.
5.500% 4/15/29 (c)	110,000	110,028
Wand NewCo 3, Inc.
7.625% 1/30/32 (c)	25,000	26,458
WEX, Inc.
6.500% 3/15/33 (c)	45,000	46,065
Williams Scotsman, Inc.
6.625% 4/15/30 (c)	25,000	25,840
		1,979,637
Computers — 0.6%
Ahead DB Holdings LLC
6.625% 5/01/28 (c)	100,000	100,648
Amentum Holdings, Inc.
7.250% 8/01/32 (c)	75,000	79,056
ASGN, Inc.
4.625% 5/15/28 (c)	80,000	78,608
CACI International, Inc.
6.375% 6/15/33 (c)	65,000	67,254
Dell International LLC/EMC Corp.
4.500% 2/15/31	1,145,000	1,143,366
5.100% 2/15/36	400,000	395,025
Insight Enterprises, Inc.
6.625% 5/15/32 (c)	25,000	25,700
Science Applications International Corp.
4.875% 4/01/28 (c)	25,000	24,934
5.875% 11/01/33 (c)	70,000	70,962
Seagate Data Storage Technology Pte. Ltd.
5.875% 7/15/30 (c)	120,000	123,704
		2,109,257
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust
3.300% 1/30/32	800,000	738,656
5 yr. CMT + 2.441% 6.500% VRN 1/31/56 (a)	75,000	77,361
Air Lease Corp. 5 yr. CMT + 3.149%
4.125% VRN (a) (e)	110,000	107,380
Aircastle Ltd. 5 yr. CMT + 4.410%
5.250% VRN (a) (c) (e)	65,000	64,677

	Principal Amount	Value
Ally Financial, Inc. 5 yr. CMT + 3.868%
4.700% VRN (a) (e)	$230,000	$227,663
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (c)	171,000	165,779
6.375% 5/04/28 (c)	900,000	937,774
Capital One Financial Corp. 1 day USD SOFR + 2.600%
5.247% VRN 7/26/30 (a)	700,000	722,019
Charles Schwab Corp. 10 yr. CMT + 3.079%
4.000% VRN (a) (e)	45,000	42,011
Coinbase Global, Inc.
3.375% 10/01/28 (c)	45,000	42,869
CrossCountry Intermediate HoldCo LLC
6.500% 10/01/30 (c)	35,000	35,700
6.750% 12/01/32 (c)	35,000	35,568
Focus Financial Partners LLC
6.750% 9/15/31 (c)	70,000	71,968
GGAM Finance Ltd.
5.875% 3/15/30 (c)	10,000	10,148
6.875% 4/15/29 (c)	60,000	62,231
8.000% 2/15/27 (c)	30,000	30,682
Global Aircraft Leasing Co. Ltd.
8.750% 9/01/27 (c)	60,000	62,223
Hightower Holding LLC
6.750% 4/15/29 (c)	20,000	19,919
9.125% 1/31/30 (c)	65,000	68,853
Jane Street Group/JSG Finance, Inc.
4.500% 11/15/29 (c)	10,000	9,849
6.125% 11/01/32 (c)	65,000	66,141
6.750% 5/01/33 (c)	45,000	46,971
OneMain Finance Corp.
6.125% 5/15/30	15,000	15,294
6.625% 5/15/29	35,000	36,251
6.750% 3/15/32	40,000	41,077
6.750% 9/15/33	40,000	40,505
7.125% 9/15/32	40,000	41,557
PennyMac Financial Services, Inc.
6.750% 2/15/34 (c)	70,000	72,361
6.875% 2/15/33 (c)	30,000	31,319
Rocket Cos., Inc.
6.125% 8/01/30 (c)	40,000	41,347
6.375% 8/01/33 (c)	55,000	57,344
6.500% 8/01/29 (c)	35,000	36,099
UWM Holdings LLC
6.250% 3/15/31 (c)	25,000	24,960
6.625% 2/01/30 (c)	50,000	50,629
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% 6/15/31 (c)	55,000	57,611
		4,192,796

The accompanying notes are an integral part of the financial statements.
60

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.4%
AES Corp.
3.950% 7/15/30 (c)	$400,000	$390,413
Alabama Power Co.
5.100% 4/02/35	310,000	317,316
Alpha Generation LLC
6.250% 1/15/34 (c)	50,000	50,449
6.750% 10/15/32 (c)	105,000	108,695
American Electric Power Co., Inc.
5 yr. CMT + 2.128% 5.800% VRN 3/15/56 (a)	40,000	39,710
5 yr. CMT + 1.940% 6.050% VRN 3/15/56 (a)	40,000	39,301
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (c)	110,000	110,181
Calpine Corp.
4.625% 2/01/29 (c)	65,000	64,757
Clearway Energy Operating LLC
3.750% 2/15/31 (c)	65,000	60,703
4.750% 3/15/28 (c)	10,000	9,978
Cleco Corporate Holdings LLC
3.375% 9/15/29	200,000	188,082
ContourGlobal Power Holdings SA
6.750% 2/28/30 (c)	35,000	36,089
Duke Energy Corp.
5.450% 6/15/34	300,000	312,388
Duke Energy Florida LLC
5.875% 11/15/33	70,000	75,565
Edison International 5 yr. CMT + 3.864%
8.125% VRN 6/15/53 (a)	55,000	57,229
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.375% 12/30/30 (c)	60,000	55,820
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499% 6/30/32 (c)	15,000	15,537
FirstEnergy Transmission LLC
4.750% 1/15/33 (c)	700,000	699,776
Hawaiian Electric Co., Inc.
6.000% 10/01/33 (c)	75,000	76,045
Lightning Power LLC
7.250% 8/15/32 (c)	65,000	69,118
NRG Energy, Inc.
3.625% 2/15/31 (c)	25,000	23,362
5.250% 6/15/29 (c)	85,000	85,229
5.750% 1/15/28	25,000	25,096
5.750% 1/15/34 (c)	70,000	70,712

	Principal Amount	Value
6.000% 1/15/36 (c)	$90,000	$91,192
6.250% 11/01/34 (c)	55,000	56,486
PG&E Corp. 5 yr. CMT + 3.883%
7.375% VRN 3/15/55 (a)	140,000	145,809
Puget Energy, Inc.
4.224% 3/15/32	400,000	383,530
RWE Finance US LLC
5.125% 9/18/35 (c)	200,000	198,878
Sempra 5 yr. CMT + 2.632%
6.375% VRN 4/01/56 (a)	90,000	91,874
Sierra Pacific Power Co. 5 yr. CMT + 2.549%
6.200% VRN 12/15/55 (a)	90,000	89,195
Southern Co.
4.850% 3/15/35	700,000	691,392
Talen Energy Supply LLC
6.250% 2/01/34 (c)	55,000	56,095
6.500% 2/01/36 (c)	55,000	56,875
TransAlta Corp.
5.875% 2/01/34	35,000	35,242
Vistra Operations Co. LLC
4.375% 5/01/29 (c)	50,000	49,372
5.000% 7/31/27 (c)	60,000	60,138
6.875% 4/15/32 (c)	20,000	21,068
7.750% 10/15/31 (c)	120,000	127,101
XPLR Infrastructure Operating Partners LP
7.250% 1/15/29 (c)	20,000	20,492
7.750% 4/15/34 (c)	55,000	55,896
8.375% 1/15/31 (c)	30,000	31,489
		5,243,675
Electronics — 0.1%
Coherent Corp.
5.000% 12/15/29 (c)	155,000	154,475
Sensata Technologies, Inc.
6.625% 7/15/32 (c)	25,000	26,177
TTM Technologies, Inc.
4.000% 3/01/29 (c)	25,000	24,416
		205,068
Engineering & Construction — 0.1%
AECOM
6.000% 8/01/33 (c)	65,000	66,616
Artera Services LLC
8.500% 2/15/31 (c) (d)	220,000	182,675
Brand Industrial Services, Inc.
10.375% 8/01/30 (c)	100,000	98,064
Railworks Holdings LP/ Railworks Rally, Inc.
8.250% 11/15/28 (c)	50,000	50,282

The accompanying notes are an integral part of the financial statements.
61

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
TopBuild Corp.
3.625% 3/15/29 (c)	$10,000	$9,685
4.125% 2/15/32 (c)	35,000	33,241
5.625% 1/31/34 (c)	55,000	55,637
		496,200
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.000% 10/15/32 (c) (d)	20,000	19,449
6.500% 2/15/32 (c)	110,000	112,687
7.000% 2/15/30 (c)	30,000	31,070
Churchill Downs, Inc.
4.750% 1/15/28 (c)	25,000	24,907
6.750% 5/01/31 (c)	75,000	77,769
Warnermedia Holdings, Inc.
4.279% 3/15/32	15,000	13,167
5.050% 3/15/42	55,000	38,706
5.141% 3/15/52	15,000	9,883
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% 10/01/29 (c)	20,000	20,118
7.125% 2/15/31 (c)	20,000	21,642
		369,398
Environmental Controls — 0.1%
Clean Harbors, Inc.
5.750% 10/15/33 (c)	20,000	20,516
6.375% 2/01/31 (c)	55,000	56,602
GFL Environmental, Inc.
6.750% 1/15/31 (c)	80,000	83,934
Madison IAQ LLC
5.875% 6/30/29 (c)	80,000	79,514
Waste Pro USA, Inc.
7.000% 2/01/33 (c)	35,000	36,026
Wrangler Holdco Corp.
6.625% 4/01/32 (c)	45,000	47,170
		323,762
Food — 0.8%
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/ Albertsons LLC
3.500% 3/15/29 (c)	60,000	57,624
4.875% 2/15/30 (c)	75,000	74,381
5.500% 3/31/31 (c)	30,000	30,316
5.750% 3/31/34 (c)	20,000	20,081
6.250% 3/15/33 (c)	35,000	35,979
C&S Group Enterprises LLC
5.000% 12/15/28 (c)	45,000	41,651
Fiesta Purchaser, Inc.
7.875% 3/01/31 (c)	30,000	31,287
9.625% 9/15/32 (c) (d)	80,000	83,841

	Principal Amount	Value
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.000% 5/15/32	$400,000	$359,061
6.750% 3/15/34	245,000	270,676
KeHE Distributors LLC/ KeHE Finance Corp./ NextWave Distribution, Inc.
9.000% 2/15/29 (c)	65,000	68,231
Lamb Weston Holdings, Inc.
4.375% 1/31/32 (c)	80,000	76,214
Mars, Inc.
5.200% 3/01/35 (c)	1,100,000	1,130,613
Performance Food Group, Inc.
4.250% 8/01/29 (c)	55,000	53,773
6.125% 9/15/32 (c)	50,000	51,545
Pilgrim’s Pride Corp.
3.500% 3/01/32	75,000	69,285
Post Holdings, Inc.
4.625% 4/15/30 (c)	25,000	24,344
6.250% 10/15/34 (c)	25,000	25,139
US Foods, Inc.
4.625% 6/01/30 (c)	125,000	123,326
5.750% 4/15/33 (c)	105,000	106,952
		2,734,319
Food Services — 0.1%
Aramark Services, Inc.
5.000% 2/01/28 (c)	115,000	114,983
TKC Holdings, Inc.
6.875% 5/15/28 (c)	60,000	60,585
10.500% 5/15/29 (c)	95,000	97,621
		273,189
Gas — 0.1%
NiSource, Inc.
5.350% 4/01/34	500,000	515,440
Health Care - Products — 0.1%
Avantor Funding, Inc.
3.875% 11/01/29 (c)	125,000	119,532
Insulet Corp.
6.500% 4/01/33 (c)	40,000	41,696
Medline Borrower LP
3.875% 4/01/29 (c)	205,000	200,143
5.250% 10/01/29 (c)	60,000	60,324
		421,695
Health Care - Services — 0.9%
Acadia Healthcare Co., Inc.
7.375% 3/15/33 (c) (d)	45,000	45,450
Centene Corp.
2.450% 7/15/28	600,000	561,803
3.000% 10/15/30	453,000	405,226

The accompanying notes are an integral part of the financial statements.
62

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Charles River Laboratories International, Inc.
3.750% 3/15/29 (c)	$85,000	$82,070
4.000% 3/15/31 (c)	10,000	9,475
4.250% 5/01/28 (c)	5,000	4,955
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (c)	115,000	102,452
6.125% 4/01/30 (c)	40,000	32,049
9.750% 1/15/34 (c)	30,000	31,510
10.875% 1/15/32 (c)	22,000	24,012
Cigna Group
5.250% 1/15/36	400,000	407,202
DaVita, Inc.
3.750% 2/15/31 (c)	35,000	32,336
4.625% 6/01/30 (c)	90,000	87,515
6.750% 7/15/33 (c)	30,000	31,107
HealthEquity, Inc.
4.500% 10/01/29 (c)	95,000	93,327
IQVIA, Inc.
6.250% 6/01/32 (c)	65,000	67,920
6.500% 5/15/30 (c)	90,000	93,365
ModivCare, Inc.
5.000% 10/01/29 (c)	401,100	521
Molina Healthcare, Inc.
3.875% 11/15/30 (c)	20,000	18,558
3.875% 5/15/32 (c)	15,000	13,623
6.250% 1/15/33 (c)	90,000	91,752
6.500% 2/15/31 (c)	75,000	77,027
Surgery Center Holdings, Inc.
7.250% 4/15/32 (c)	30,000	30,344
Tenet Healthcare Corp.
4.250% 6/01/29	100,000	98,507
4.375% 1/15/30	55,000	53,965
4.625% 6/15/28	75,000	75,139
5.500% 11/15/32 (c)	50,000	50,686
UnitedHealth Group, Inc.
5.300% 6/15/35 (d)	170,000	176,013
5.625% 7/15/54	405,000	397,231
US Acute Care Solutions LLC
9.750% 5/15/29 (c)	55,000	55,408
		3,250,548
Home Builders — 0.1%
Century Communities, Inc.
6.625% 9/15/33 (c)	35,000	35,392
LGI Homes, Inc.
7.000% 11/15/32 (c) (d)	125,000	119,484
8.750% 12/15/28 (c)	25,000	26,076
New Home Co., Inc.
8.500% 11/01/30 (c)	35,000	36,045

	Principal Amount	Value
Taylor Morrison Communities, Inc.
5.750% 11/15/32 (c)	$30,000	$30,867
		247,864
Home Furnishing — 0.1%
Somnigroup International, Inc.
3.875% 10/15/31 (c)	25,000	23,367
4.000% 4/15/29 (c)	55,000	53,585
Whirlpool Corp.
6.125% 6/15/30	20,000	19,976
6.500% 6/15/33	65,000	63,031
		159,959
Household Products & Wares — 0.0%
Kronos Acquisition Holdings, Inc.
8.250% 6/30/31 (c) (d)	10,000	6,575
Insurance — 1.6%
Acrisure LLC/Acrisure Finance, Inc.
6.000% 8/01/29 (c)	65,000	64,207
6.750% 7/01/32 (c)	25,000	25,753
7.500% 11/06/30 (c)	75,000	78,124
8.250% 2/01/29 (c)	30,000	31,163
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer
5.875% 11/01/29 (c)	65,000	64,943
7.000% 1/15/31 (c)	80,000	82,998
7.375% 10/01/32 (c)	30,000	31,106
AmWINS Group, Inc.
4.875% 6/30/29 (c)	85,000	83,593
6.375% 2/15/29 (c)	15,000	15,426
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875% 11/01/29 (c)	115,000	116,148
Asurion LLC & Asurion Co-Issuer, Inc.
8.000% 12/31/32 (c)	55,000	57,069
Athene Global Funding
5.583% 1/09/29 (c)	600,000	616,334
Athene Holding Ltd. 5 yr. CMT + 2.582%
6.875% VRN 6/28/55 (a)	105,000	104,919
Broadstreet Partners Group LLC
5.875% 4/15/29 (c)	70,000	69,890
Corebridge Financial, Inc.
3.900% 4/05/32	1,000,000	949,149
Equitable Holdings, Inc.
4.572% 2/15/29 (c)	500,000	502,354
Five Corners Funding Trust II
2.850% 5/15/30 (c)	400,000	376,569

The accompanying notes are an integral part of the financial statements.
63

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
HUB International Ltd.
5.625% 12/01/29 (c)	$10,000	$9,998
7.250% 6/15/30 (c)	100,000	104,992
7.375% 1/31/32 (c)	75,000	78,717
Jackson Financial, Inc.
5.670% 6/08/32 (d)	500,000	519,417
MetLife, Inc.
5.300% 12/15/34	300,000	311,985
Panther Escrow Issuer LLC
7.125% 6/01/31 (c)	80,000	82,900
Reinsurance Group of America, Inc.
5.750% 9/15/34	900,000	938,594
Ryan Specialty LLC
4.375% 2/01/30 (c)	20,000	19,629
5.875% 8/01/32 (c)	30,000	30,653
Unum Group
4.000% 6/15/29	400,000	395,662
USI, Inc.
7.500% 1/15/32 (c)	105,000	110,048
Western-Southern Global Funding
4.900% 5/01/30 (c)	166,000	169,884
		6,042,224
Internet — 0.3%
Cablevision Lightpath LLC
3.875% 9/15/27 (c)	40,000	39,040
5.625% 9/15/28 (c)	100,000	97,735
Cogent Communications Group LLC/ Cogent Finance, Inc.
7.000% 6/15/27 (c) (d)	125,000	125,084
Gen Digital, Inc.
6.250% 4/01/33 (c)	35,000	36,093
ION Platform Finance US, Inc./ ION Platform Finance SARL
5.750% 5/15/28 (c)	85,000	80,153
Match Group Holdings II LLC
3.625% 10/01/31 (c)	35,000	32,116
4.125% 8/01/30 (c)	10,000	9,465
Snap, Inc.
6.875% 3/15/34 (c)	35,000	36,037
Uber Technologies, Inc.
4.800% 9/15/34	325,000	324,906
Wayfair LLC
6.750% 11/15/32 (c)	65,000	66,825
7.250% 10/31/29 (c)	100,000	104,367
		951,821
Investment Companies — 0.7%
ARES Strategic Income Fund
5.700% 3/15/28	900,000	911,801
Blackstone Private Credit Fund
7.300% 11/27/28	300,000	318,219

	Principal Amount	Value
HPS Corporate Lending Fund
5.450% 1/14/28	$500,000	$505,335
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.375% 2/01/29	30,000	25,884
5.250% 5/15/27	40,000	39,450
9.000% 6/15/30	100,000	95,588
9.750% 1/15/29	65,000	64,801
Riot Platforms, Inc., Convertible,
0.750% 1/15/30 (c)	76,000	85,785
Sixth Street Lending Partners
6.125% 7/15/30	200,000	205,270
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29 (d)	100,000	103,230
Terawulf, Inc., Convertible,
0.000% 5/01/32 (c)	51,000	44,115
		2,399,478
Iron & Steel — 0.1%
Carpenter Technology Corp.
5.625% 3/01/34 (c)	50,000	50,786
Cleveland-Cliffs, Inc.
7.375% 5/01/33 (c)	15,000	15,601
7.500% 9/15/31 (c)	55,000	58,016
7.625% 1/15/34 (c)	20,000	20,900
Commercial Metals Co.
3.875% 2/15/31	20,000	18,991
5.750% 11/15/33 (c)	20,000	20,451
Mineral Resources Ltd.
7.000% 4/01/31 (c)	25,000	26,070
9.250% 10/01/28 (c)	35,000	36,733
Samarco Mineracao SA PIK 9.000% , Cash
9.500% 6/30/31 (c)	71,575	72,502
		320,050
Leisure Time — 0.2%
Acushnet Co.
5.625% 12/01/33 (c)	25,000	25,281
Amer Sports Co.
6.750% 2/16/31 (c)	50,000	52,405
Carnival Corp.
5.125% 5/01/29 (c)	50,000	50,555
5.750% 3/15/30 (c)	80,000	82,273
5.875% 6/15/31 (c)	85,000	87,797
5.750% 8/01/32 (c)	25,000	25,657
6.125% 2/15/33 (c)	85,000	87,770
Life Time, Inc.
6.000% 11/15/31 (c)	105,000	107,574
MajorDrive Holdings IV LLC
6.375% 6/01/29 (c) (d)	25,000	17,944

The accompanying notes are an integral part of the financial statements.
64

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Patrick Industries, Inc.
4.750% 5/01/29 (c)	$15,000	$14,849
6.375% 11/01/32 (c)	20,000	20,519
Royal Caribbean Cruises Ltd.
6.250% 3/15/32 (c)	90,000	93,128
Sabre GLBL, Inc.
11.125% 7/15/30 (c)	40,000	33,163
Viking Cruises Ltd.
9.125% 7/15/31 (c)	35,000	37,479
5.875% 10/15/33 (c)	70,000	71,082
		807,476
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
3.750% 5/01/29 (c)	110,000	106,843
4.000% 5/01/31 (c)	35,000	33,508
5.500% 3/31/34 (c)	30,000	30,206
5.750% 9/15/33 (c)	45,000	46,054
Hilton Grand Vacations Borrower LLC/ Hilton Grand Vacations Borrower, Inc.
6.625% 1/15/32 (c)	100,000	102,499
Station Casinos LLC
4.500% 2/15/28 (c)	40,000	39,670
6.625% 3/15/32 (c)	20,000	20,473
		379,253
Machinery - Construction & Mining — 0.0%
BWX Technologies, Inc.
4.125% 6/30/28 (c)	85,000	83,689
4.125% 4/15/29 (c)	45,000	43,846
		127,535
Machinery - Diversified — 0.0%
Mueller Water Products, Inc.
4.000% 6/15/29 (c)	40,000	38,898
Media — 1.2%
CCO Holdings LLC/ CCO Holdings Capital Corp.
4.250% 2/01/31 (c)	55,000	50,537
4.500% 8/15/30 (c)	160,000	150,642
4.500% 5/01/32	50,000	44,877
4.750% 3/01/30 (c)	100,000	95,505
5.125% 5/01/27 (c)	30,000	29,959
5.375% 6/01/29 (c)	40,000	39,549
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	92,000	90,697
5.375% 5/01/47	1,300,000	1,070,868
6.384% 10/23/35	1,300,000	1,341,672

	Principal Amount	Value
CSC Holdings LLC
3.375% 2/15/31 (c)	$185,000	$112,028
4.500% 11/15/31 (c)	185,000	112,850
4.625% 12/01/30 (c)	40,000	14,288
5.375% 2/01/28 (c)	25,000	18,138
5.500% 4/15/27 (c)	20,000	17,148
DISH DBS Corp.
5.125% 6/01/29	40,000	35,500
7.750% 7/01/26	95,000	93,844
DISH Network Corp.
11.750% 11/15/27 (c)	50,000	52,039
EW Scripps Co.
9.875% 8/15/30 (c)	120,000	119,843
Scripps Escrow II, Inc.
3.875% 1/15/29 (c)	45,000	41,406
Sirius XM Radio LLC
4.125% 7/01/30 (c)	15,000	14,266
5.000% 8/01/27 (c)	5,000	5,012
5.500% 7/01/29 (c)	10,000	10,082
Time Warner Cable LLC
5.500% 9/01/41	385,000	337,897
5.875% 11/15/40	170,000	157,310
Univision Communications, Inc.
4.500% 5/01/29 (c)	40,000	38,423
7.375% 6/30/30 (c)	25,000	25,411
8.000% 8/15/28 (c)	20,000	20,714
8.500% 7/31/31 (c)	115,000	120,132
9.375% 8/01/32 (c)	60,000	64,489
Virgin Media Secured Finance PLC
5.500% 5/15/29 (c)	15,000	14,777
VZ Secured Financing BV
5.000% 1/15/32 (c)	20,000	18,099
		4,358,002
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems, Inc.
5.000% 9/30/27 (c)	95,000	95,047
6.375% 6/15/30 (c)	20,000	20,451
Vallourec SACA
7.500% 4/15/32 (c)	65,000	69,016
		184,514
Mining — 0.1%
Alcoa Nederland Holding BV
4.125% 3/31/29 (c)	80,000	78,419
Alumina Pty. Ltd.
6.375% 9/15/32 (c)	55,000	57,113
Capstone Copper Corp.
6.750% 3/31/33 (c)	70,000	72,656
ERO Copper Corp.
6.500% 2/15/30 (c)	90,000	89,793

The accompanying notes are an integral part of the financial statements.
65

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
First Quantum Minerals Ltd.
7.250% 2/15/34 (c)	$25,000	$26,283
8.000% 3/01/33 (c)	40,000	42,718
9.375% 3/01/29 (c)	80,000	84,241
Kaiser Aluminum Corp.
5.875% 3/01/34 (c)	20,000	20,063
Volcan Cia Minera SAA
8.500% 10/28/32 (c)	30,000	30,867
		502,153
Miscellaneous - Manufacturing — 0.1%
Axon Enterprise, Inc.
6.125% 3/15/30 (c)	65,000	67,102
Enpro, Inc.
6.125% 6/01/33 (c)	50,000	51,595
Entegris, Inc.
4.375% 4/15/28 (c)	80,000	79,414
5.950% 6/15/30 (c)	85,000	86,701
LSB Industries, Inc.
6.250% 10/15/28 (c)	45,000	44,928
		329,740
Oil & Gas — 1.4%
Breakwater Energy Holdings SARL
9.250% 11/15/30 (c)	30,000	31,415
California Resources Corp.
8.250% 6/15/29 (c)	75,000	78,449
Canacol Energy Ltd.
5.750% 11/24/28 (c) (f)	40,000	11,422
Cenovus Energy, Inc.
4.650% 3/20/31	66,000	65,794
5.400% 3/20/36	50,000	49,934
CITGO Petroleum Corp.
8.375% 1/15/29 (c)	40,000	41,593
CNX Resources Corp.
6.000% 1/15/29 (c)	25,000	25,168
7.250% 3/01/32 (c)	35,000	36,537
Comstock Resources, Inc.
5.875% 1/15/30 (c)	110,000	106,992
6.750% 3/01/29 (c)	30,000	30,067
CVR Energy, Inc.
8.500% 1/15/29 (c)	130,000	133,620
DBR Land Holdings LLC
6.250% 12/01/30 (c)	45,000	46,030
Energean Israel Finance Ltd.
5.375% 3/30/28 (c)	15,000	14,794
5.875% 3/30/31 (c)	45,000	43,524
Gran Tierra Energy, Inc.
9.500% 10/15/29 (c)	20,000	14,068
Kosmos Energy Ltd.
7.500% 3/01/28 (c)	65,000	43,915

	Principal Amount	Value
Matador Resources Co.
6.250% 4/15/33 (c)	$30,000	$30,040
6.500% 4/15/32 (c)	35,000	35,496
Moss Creek Resources Holdings, Inc.
8.250% 9/01/31 (c)	35,000	33,513
Nabors Industries, Inc.
8.875% 8/15/31 (c) (d)	20,000	19,402
Northern Oil & Gas, Inc.
7.875% 10/15/33 (c)	70,000	68,156
8.750% 6/15/31 (c)	75,000	75,720
Occidental Petroleum Corp.
5.550% 10/01/34 (d)	1,100,000	1,122,014
PBF Holding Co. LLC/PBF Finance Corp.
9.875% 3/15/30 (c)	150,000	154,312
Permian Resources Operating LLC
5.875% 7/01/29 (c)	10,000	10,059
6.250% 2/01/33 (c)	45,000	46,159
7.000% 1/15/32 (c)	70,000	72,964
Petroleos Mexicanos
5.950% 1/28/31	50,000	48,392
6.625% 6/15/35	300,000	284,677
7.690% 1/23/50	2,000,000	1,792,392
Seadrill Finance Ltd.
8.375% 8/01/30 (c)	25,000	25,999
Sunoco LP
5.625% 3/15/31 (c)	95,000	95,696
5 yr. CMT + 4.230% 7.875% VRN (a) (c) (e)	140,000	143,818
Sunoco LP/Sunoco Finance Corp.
4.500% 5/15/29	85,000	83,450
Transocean International Ltd.
7.875% 10/15/32 (c)	10,000	10,444
8.250% 5/15/29 (c)	80,000	80,628
8.500% 5/15/31 (c)	65,000	64,384
8.750% 2/15/30 (c)	18,750	19,592
Valaris Ltd.
8.375% 4/30/30 (c)	30,000	31,214
		5,121,843
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% 4/01/28 (c)	15,000	15,086
6.625% 9/01/32 (c)	55,000	56,725
Kodiak Gas Services LLC
6.500% 10/01/33 (c)	40,000	40,849
6.750% 10/01/35 (c)	30,000	30,846
7.250% 2/15/29 (c)	35,000	36,412
TGS ASA
8.500% 1/15/30 (c)	50,000	52,207

The accompanying notes are an integral part of the financial statements.
66

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
USA Compression Partners LP/ USA Compression Finance Corp.
6.250% 10/01/33 (c)	$40,000	$40,480
7.125% 3/15/29 (c)	25,000	25,878
WBI Operating LLC
6.250% 10/15/30 (c)	50,000	50,301
6.500% 10/15/33 (c)	40,000	39,848
		388,632
Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (c)	105,000	98,845
6.250% 1/30/31 (c)	95,000	97,164
Ball Corp.
3.125% 9/15/31	30,000	27,609
5.500% 9/15/33	55,000	56,067
6.000% 6/15/29	30,000	30,837
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (c)	50,000	50,872
6.750% 4/15/32 (c)	40,000	41,131
8.750% 4/15/30 (c)	115,000	116,918
Crown Americas LLC
5.875% 6/01/33 (c)	75,000	76,710
Graphic Packaging International LLC
6.375% 7/15/32 (c) (d)	70,000	71,307
Sealed Air Corp.
5.000% 4/15/29 (c)	10,000	10,066
Sealed Air Corp./Sealed Air Corp. US
6.125% 2/01/28 (c)	20,000	20,332
		697,858
Pharmaceuticals — 0.5%
1261229 BC Ltd.
10.000% 4/15/32 (c)	210,000	218,404
Bayer US Finance II LLC
4.375% 12/15/28 (c)	698,000	698,765
CVS Health Corp.
4.780% 3/25/38	65,000	61,354
5.450% 9/15/35	500,000	511,805
5.700% 6/01/34	30,000	31,437
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (a)	30,000	31,331
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (a)	100,000	104,905
Grifols SA
4.750% 10/15/28 (c)	15,000	14,814
Jazz Securities DAC
4.375% 1/15/29 (c)	40,000	39,452

	Principal Amount	Value
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125% 4/30/31 (c) (d)	$45,000	$37,269
6.750% 5/15/34 (c)	20,000	17,990
Teva Pharmaceutical Finance Netherlands III BV
6.000% 12/01/32	25,000	26,238
Teva Pharmaceutical Finance Netherlands IV BV
5.750% 12/01/30	50,000	51,861
		1,845,625
Pipelines — 1.8%
Antero Midstream Partners LP/ Antero Midstream Finance Corp.
5.750% 10/15/33 (c)	45,000	45,272
CNX Midstream Partners LP
4.750% 4/15/30 (c)	45,000	43,625
CQP Holdco LP/BIP-V Chinook Holdco LLC
7.500% 12/15/33 (c)	70,000	75,003
Delek Logistics Partners LP/ Delek Logistics Finance Corp.
8.625% 3/15/29 (c)	80,000	83,853
DT Midstream, Inc.
4.375% 6/15/31 (c)	40,000	39,162
Energy Transfer LP
5.750% 2/15/33	500,000	524,717
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (a)	75,000	74,752
5 yr. CMT + 2.475% 6.750% VRN 2/15/56 (a)	75,000	75,286
Global Partners LP/GLP Finance Corp.
6.875% 1/15/29	70,000	70,926
7.125% 7/01/33 (c)	25,000	25,456
8.250% 1/15/32 (c)	35,000	36,865
Harvest Midstream I LP
7.500% 5/15/32 (c)	80,000	83,391
Hess Midstream Operations LP
4.250% 2/15/30 (c)	55,000	53,795
6.500% 6/01/29 (c)	100,000	103,270
Howard Midstream Energy Partners LLC
6.625% 1/15/34 (c)	40,000	41,093
7.375% 7/15/32 (c)	70,000	73,862
Kinetik Holdings LP
5.875% 6/15/30 (c)	60,000	60,538
6.625% 12/15/28 (c)	55,000	56,632
MPLX LP
4.950% 9/01/32	800,000	805,404
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.223% VRN (a) (e)	170,000	170,482

The accompanying notes are an integral part of the financial statements.
67

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Plains All American Pipeline LP/ PAA Finance Corp.
4.700% 1/15/31	$800,000	$804,511
Prairie Acquiror LP
9.000% 8/01/29 (c)	80,000	83,154
Rockies Express Pipeline LLC
6.750% 3/15/33 (c)	40,000	42,213
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp.
6.000% 12/31/30 (c)	55,000	55,445
6.750% 3/15/34 (c)	20,000	19,999
7.375% 2/15/29 (c)	20,000	20,671
Targa Resources Corp.
4.900% 9/15/30	500,000	509,442
5.650% 2/15/36	400,000	410,878
Venture Global Calcasieu Pass LLC
4.125% 8/15/31 (c)	10,000	9,100
Venture Global Plaquemines LNG LLC
6.125% 12/15/30 (c)	40,000	40,734
6.500% 1/15/34 (c)	51,000	52,236
6.500% 6/15/34 (c)	45,000	45,980
6.750% 1/15/36 (c)	120,000	122,915
7.500% 5/01/33 (c)	20,000	21,610
7.750% 5/01/35 (c)	25,000	27,374
Western Midstream Operating LP
4.050% STEP 2/01/30	900,000	881,712
Williams Cos., Inc.
2.600% 3/15/31	800,000	730,337
		6,421,695
Real Estate — 0.0%
Redfin Corp., Convertible,
0.500% 4/01/27	80,000	74,880
Real Estate Investment Trusts (REITS) — 2.4%
Agree LP
5.600% 6/15/35	500,000	523,382
American Homes 4 Rent LP
2.375% 7/15/31	155,000	138,555
Brixmor Operating Partnership LP
5.200% 4/01/32	700,000	716,874
COPT Defense Properties LP
4.500% 10/15/30	1,000,000	995,144
CTR Partnership LP/ CareTrust Capital Corp.
3.875% 6/30/28 (c)	40,000	39,381
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	32,000	31,109
4.000% 1/15/31	75,000	71,837

	Principal Amount	Value
Healthcare Realty Holdings LP
3.100% 2/15/30	$495,000	$470,206
3.625% 1/15/28	45,000	44,393
LXP Industrial Trust
2.375% 10/01/31	430,000	375,889
2.700% 9/15/30	400,000	366,802
Millrose Properties, Inc.
6.375% 8/01/30 (c)	50,000	51,161
MPT Operating Partnership LP/ MPT Finance Corp.
5.000% 10/15/27 (d)	110,000	106,192
Omega Healthcare Investors, Inc.
3.625% 10/01/29	800,000	774,570
Park Intermediate Holdings LLC/ PK Domestic Property LLC/ PK Finance Co-Issuer
5.875% 10/01/28 (c)	25,000	25,020
7.000% 2/01/30 (c)	30,000	30,792
Phillips Edison Grocery Center Operating Partnership I LP
5.750% 7/15/34	500,000	522,778
Regency Centers LP
5.000% 7/15/32	400,000	409,537
RHP Hotel Properties LP/ RHP Finance Corp.
6.500% 6/15/33 (c)	40,000	41,582
Sabra Health Care LP
3.200% 12/01/31	600,000	548,985
Starwood Property Trust, Inc.
5.250% 10/15/28 (c)	20,000	20,145
6.500% 7/01/30 (c)	40,000	41,724
6.500% 10/15/30 (c)	50,000	52,130
Sun Communities Operating LP
2.700% 7/15/31	600,000	545,237
Tanger Properties LP
2.750% 9/01/31	800,000	723,926
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% 1/15/30 (c)	35,000	32,551
Ventas Realty LP
3.000% 1/15/30	600,000	571,247
VICI Properties LP
5.125% 5/15/32	500,000	503,459
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (c)	60,000	58,834
4.125% 8/15/30 (c)	19,000	18,424
		8,851,866
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
4.000% 10/15/30 (c)	190,000	180,957
6.125% 6/15/29 (c)	130,000	133,456

The accompanying notes are an integral part of the financial statements.
68

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Asbury Automotive Group, Inc.
4.625% 11/15/29 (c)	$30,000	$29,495
5.000% 2/15/32 (c)	35,000	34,013
Bath & Body Works, Inc.
6.625% 10/01/30 (c)	85,000	86,904
EG Global Finance PLC
12.000% 11/30/28 (c)	200,000	217,376
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% 1/15/29 (c)	15,000	14,568
6.750% 1/15/30 (c)	160,000	152,124
Group 1 Automotive, Inc.
6.375% 1/15/30 (c)	105,000	108,044
LBM Acquisition LLC
6.250% 1/15/29 (c) (d)	25,000	22,500
9.500% 6/15/31 (c)	140,000	145,942
Park River Holdings, Inc.
8.000% 3/15/31 (c)	20,000	20,620
QXO Building Products, Inc.
6.750% 4/30/32 (c)	65,000	67,887
Saks Global Enterprises LLC
11.000% 12/15/29 (c)	110,000	7,150
SGUS LLC
11.000% 12/15/29 (c) (d)	115,000	42,550
Staples, Inc.
10.750% 9/01/29 (c)	135,000	134,214
White Cap Supply Holdings LLC
7.375% 11/15/30 (c)	35,000	36,205
Yum! Brands, Inc.
3.625% 3/15/31	25,000	23,648
4.625% 1/31/32	35,000	34,300
4.750% 1/15/30 (c)	35,000	35,028
		1,526,981
Semiconductors — 0.6%
Broadcom, Inc.
2.450% 2/15/31	900,000	823,211
3.137% 11/15/35 (c)	800,000	688,949
MKS, Inc., Convertible,
1.250% 6/01/30	65,000	82,907
NXP BV/NXP Funding LLC/ NXP USA, Inc.
4.850% 8/19/32	600,000	603,158
		2,198,225
Software — 0.8%
Cloud Software Group, Inc.
6.500% 3/31/29 (c)	105,000	106,374
9.000% 9/30/29 (c)	145,000	151,019
CoreWeave, Inc.
9.000% 2/01/31 (c)	75,000	68,739
9.250% 6/01/30 (c)	125,000	116,222

	Principal Amount	Value
Elastic NV
4.125% 7/15/29 (c)	$105,000	$101,689
Fair Isaac Corp.
4.000% 6/15/28 (c)	25,000	24,656
6.000% 5/15/33 (c)	70,000	71,900
MSCI, Inc.
5.250% 9/01/35	400,000	402,639
Open Text Corp.
3.875% 12/01/29 (c)	70,000	66,432
Open Text Holdings, Inc.
4.125% 2/15/30 (c)	20,000	19,116
Oracle Corp.
4.800% 9/26/32	700,000	675,795
5.950% 9/26/55	400,000	354,406
Paychex, Inc.
5.350% 4/15/32	400,000	414,235
SS&C Technologies, Inc.
5.500% 9/30/27 (c)	20,000	20,018
6.500% 6/01/32 (c)	65,000	67,627
Strategy, Inc., Convertible,
0.000% 12/01/29	91,000	74,493
UKG, Inc.
6.875% 2/01/31 (c)	105,000	107,857
X.AI LLC/X.AI Co. Issuer Corp.
12.500% 6/30/30	185,000	196,925
		3,040,142
Telecommunications — 1.2%
Altice Financing SA
5.000% 1/15/28 (c) (d)	23,000	16,099
5.750% 8/15/29 (c)	46,000	31,891
9.625% 7/15/27 (c)	35,000	26,950
Altice France Lux 3/Altice Holdings 1
10.000% 1/15/33 (c)	10,000	9,167
Altice France SA
6.500% 4/15/32 (c)	140,000	134,215
6.875% 7/15/32 (c)	315,000	302,066
APLD ComputeCo LLC
9.250% 12/15/30 (c)	185,000	181,467
AT&T, Inc.
2.550% 12/01/33	1,000,000	853,470
C&W Senior Finance Ltd.
9.000% 1/15/33 (c)	65,000	66,972
Cipher Compute LLC
7.125% 11/15/30 (c)	90,000	91,663
EchoStar Corp.
Convertible, PIK 3.875%, Cash 3.875% 11/30/30	95,000	317,300
PIK 6.750%, Cash 6.750% 11/30/30	95,000	97,324
10.750% 11/30/29	109,000	120,532

The accompanying notes are an integral part of the financial statements.
69

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Flash Compute LLC
7.250% 12/31/30 (c)	$100,000	$99,076
Iliad Holding SAS
7.000% 4/15/32 (c)	50,000	51,533
Level 3 Financing, Inc.
4.875% 6/15/29 (c)	95,000	92,387
6.875% 6/30/33 (c)	150,000	153,492
7.000% 3/31/34 (c)	80,000	82,446
8.500% 1/15/36 (c)	40,000	40,959
Liquid Telecommunications Financing PLC
5.500% 9/04/26 (c)	80,000	72,870
Millicom International Cellular SA
4.500% 4/27/31 (c)	30,000	27,944
NTT Finance Corp.
4.876% 7/16/30 (c)	200,000	203,683
Rogers Communications, Inc.
5 yr. CMT + 2.653% 7.000% VRN 4/15/55 (a)	35,000	36,617
5 yr. CMT + 2.620% 7.125% VRN 4/15/55 (a)	50,000	52,650
Sable International Finance Ltd.
7.125% 10/15/32 (c)	120,000	121,430
T-Mobile USA, Inc.
5.050% 7/15/33	500,000	510,226
TELUS Corp.
5 yr. CMT + 2.694% 6.375% VRN 6/09/56 (a)	45,000	45,075
5 yr. CMT + 2.769% 6.625% VRN 10/15/55 (a)	15,000	15,307
5 yr. CMT + 2.515% 6.625% VRN 6/09/56 (a)	35,000	34,966
5 yr. CMT + 2.709% 7.000% VRN 10/15/55 (a)	35,000	36,434
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (c)	75,000	72,024
8.625% 6/15/32 (c)	30,000	29,551
Viasat, Inc.
6.500% 7/15/28 (c)	30,000	29,167
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (c)	45,000	41,545
Windstream Services LLC
7.500% 10/15/33 (c)	100,000	102,511
Windstream Services LLC/ Windstream Escrow Finance Corp.
8.250% 10/01/31 (c)	55,000	57,737
WULF Compute LLC
7.750% 10/15/30 (c)	130,000	133,932
		4,392,678

	Principal Amount	Value
Transportation — 0.1%
Genesee & Wyoming, Inc.
6.250% 4/15/32 (c)	$80,000	$82,500
Rand Parent LLC
8.500% 2/15/30 (c)	90,000	93,767
XPO, Inc.
6.250% 6/01/28 (c)	5,000	5,098
7.125% 6/01/31 (c)	45,000	46,921
7.125% 2/01/32 (c)	45,000	47,331
		275,617
Trucking & Leasing — 0.0%
FTAI Aviation Investors LLC
7.000% 6/15/32 (c)	45,000	47,307
7.875% 12/01/30 (c)	40,000	42,536
		89,843
TOTAL CORPORATE DEBT (Cost $108,517,510)		108,734,885
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Commercial Mortgage-Backed Securities — 1.2%
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (c)	1,160,000	1,075,309
Series 2020-VIVA, Class D, 3.549% VRN 3/11/44 (a) (c) (g)	780,000	724,112
Series 2022-LP2, Class B, 1 mo. USD Term SOFR + 1.312% 5.062% FRN 2/15/39 (a) (c)	70,000	69,738
Series 2025-SPOT, Class B, 1 mo. USD Term SOFR + 1.743% 5.493% FRN 4/15/40 (a) (c)	525,852	526,016
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (c)	180,000	169,702
CENT, Series 2025-CITY, Class A,
4.920% VRN 7/10/40 (a) (c) (g)	1,000,000	1,010,300
SCMS Mortgage Trust, Series 2025-BNC1, Class A2
4.502% 12/15/57 (c)	575,000	574,990
SREIT Trust, Series 2021-MFP, Class A, 1 mo. USD Term SOFR + 0.845%
4.595% FRN 11/15/38 (a) (c)	83,884	83,833
TCO Commercial Mortgage Trust, Series 2024-DPM, Class B, 1 mo. USD Term SOFR + 1.592%
5.343% FRN 12/15/39 (a) (c)	100,000	100,000
		4,334,000

The accompanying notes are an integral part of the financial statements.
70

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 5.2%
ARES LXX CLO Ltd., Series 2023-70A, Class A1R, 3 mo. USD Term SOFR + 1.250%
4.971% FRN 1/25/39 (a) (c)	$250,000	$250,111
Bain Capital Credit CLO Ltd., Series 2023-4A, Class A1R, 3 mo. USD Term SOFR + 1.230%
4.960% FRN 1/21/39 (a) (c)	278,000	278,291
Benefit Street Partners CLO 44 Ltd., Series 2025-44A, Class A1, 3 mo. USD Term SOFR + 1.220%
4.944% FRN 1/15/39 (a) (c)	250,000	250,203
Carlyle US CLO Ltd., Series 2025-6A, Class A1, 3 mo. USD Term SOFR + 1.220%
4.879% FRN 1/20/39 (a) (c)	250,000	250,100
DB Master Finance LLC
Series 2017-1A, Class A2II, 4.030% 11/20/47 (c)	980,618	980,796
Series 2019-1A, Class A23, 4.352% 5/20/49 (c)	1,863,750	1,826,914
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23, 4.118% 7/25/47 (c)	966,320	961,112
Series 2018-1A, Class A2II, ABS, 144A, 4.328% 7/25/48 (c)	776,003	774,104
Flatiron CLO 31 Ltd., Series 2025-31A, Class A1, 3 mo. USD Term SOFR + 1.200%
4.897% FRN 1/18/39 (a) (c)	250,000	250,000
Magnetite LI Ltd., Series 2025-51A, Class A1, 3 mo. USD Term SOFR + 1.200%
5.092% FRN 10/25/38 (a) (c)	1,300,000	1,298,667
Magnetite XLV Ltd., Series 2025-45A, Class A1, 3 mo. USD Term SOFR + 1.150%
5.055% FRN 4/15/38 (a) (c)	231,000	230,994
OCP Aegis CLO Ltd., Series 2024-39A, Class A1, 3 mo. USD Term SOFR + 1.220%
5.114% FRN 1/16/37 (a) (c)	2,000,000	2,000,010
OHA Credit Funding 16-R Ltd., Series 2023-16RA, Class A1, 3 mo. USD Term SOFR + 1.200%
5.084% FRN 10/20/38 (a) (c)	1,000,000	1,000,501
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, 3 mo. USD Term SOFR + 1.330%
5.214% FRN 10/20/37 (a) (c)	2,000,000	2,002,640

	Principal Amount	Value
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR4, 3 mo. USD Term SOFR + 1.140%
5.029% FRN 2/20/38 (a) (c)	$2,000,000	$1,996,000
Palmer Square Loan Funding Ltd., Series 2024-2A, Class A1N, 3 mo. USD Term SOFR + 1.000%
4.905% FRN 1/15/33 (a) (c)	429,586	429,693
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (c)	1,880,000	1,798,298
RR 27 Ltd., Series 2023-27A, Class A1AR, 3 mo. USD Term SOFR + 1.230%
5.135% FRN 10/15/40 (a) (c)	1,402,000	1,402,186
Taco Bell Funding LLC
Series 2021-1A, Class A2I, 1.946% 8/25/51 (c)	393,000	382,780
Series 2018-1A, Class A2II, 4.940% 11/25/48 (c)	381,000	381,667
Willis Engine Structured Trust IX, Series 2025-B, Class A
5.159% 12/15/50 (c)	365,000	365,966
		19,111,033
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $23,236,472)		23,445,033
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (h) — 16.6%
Pass-Through Securities — 16.6%
Federal Home Loan Mortgage Corp.
Pool #SD8194 2.500% 2/01/52	1,322,150	1,123,607
Pool #SD8205 2.500% 4/01/52	5,562,351	4,725,333
Pool #G08710 3.000% 6/01/46	75,863	68,910
Pool #ZM1779 3.000% 9/01/46	384,499	348,841
Pool #G08726 3.000% 10/01/46	574,479	521,825
Pool #G08732 3.000% 11/01/46	209,453	189,994
Pool #G08741 3.000% 1/01/47	578,448	524,707
Pool #G07848 3.500% 4/01/44	854,976	818,039
Pool #G08711 3.500% 6/01/46	245,424	231,170
Pool #G08716 3.500% 8/01/46	347,916	327,709
Pool #G67700 3.500% 8/01/46	404,522	382,797
Pool #G08722 3.500% 9/01/46	60,832	57,299
Pool #G08742 3.500% 1/01/47	284,028	267,265
Pool #G08757 3.500% 4/01/47	72,126	67,870
Pool #G67707 3.500% 1/01/48	1,459,488	1,382,472
Pool #G08800 3.500% 2/01/48	24,999	23,438
Pool #G08816 3.500% 6/01/48	199,474	187,015
Pool #G60344 4.000% 12/01/45	430,857	419,681

The accompanying notes are an integral part of the financial statements.
71

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G67711 4.000% 3/01/48	$473,374	$459,575
Pool #G67713 4.000% 6/01/48	1,961	1,904
Pool #G08843 4.500% 10/01/48	90,466	89,904
Pool #SD8275 4.500% 12/01/52	1,925,981	1,889,468
Pool #SD8287 4.500% 1/01/53	465,939	457,106
Pool #G08833 5.000% 7/01/48	61,069	62,309
Pool #G08844 5.000% 10/01/48	55,424	56,550
Pool #SL3009 6.500% 5/01/55 (i)	706,935	745,379
Federal National Mortgage Association
Pool #MA4176 2.000% 11/01/40	996,368	879,013
Pool #MA4333 2.000% 5/01/41	149,323	131,226
Pool #MA4158 2.000% 10/01/50	854,707	697,991
Pool #MA4492 2.000% 12/01/51	1,469,938	1,193,984
Pool #MA4562 2.000% 3/01/52	3,638,429	2,949,697
Pool #MA4512 2.500% 1/01/52	1,396,782	1,187,031
Pool #MA4548 2.500% 2/01/52	1,341,691	1,140,214
Pool #MA4563 2.500% 3/01/52	1,373,838	1,164,293
Pool #MA1607 3.000% 10/01/33	177,628	172,318
Pool #MA3811 3.000% 10/01/49	171,987	152,382
Pool #BV8477 3.000% 5/01/52	441,059	392,988
Pool #AB4262 3.500% 1/01/32	119,169	117,906
Pool #MA1512 3.500% 7/01/33	74,487	73,426
Pool #MA3305 3.500% 3/01/48	19,365	18,134
Pool #MA3027 4.000% 6/01/47	145,594	140,545
Pool #MA4733 4.500% 9/01/52	890,807	873,919
Pool #FS9508 4.500% 3/01/54	1,718,329	1,683,067
Pool #AI2733 5.000% 5/01/41	73,536	74,992
Pool #977014 5.500% 5/01/38	5,541	5,752
Pool #985524 5.500% 6/01/38	10,673	11,081
Pool #988578 5.500% 8/01/38	66,933	69,444
Pool #995482 5.500% 1/01/39	40,729	42,292
Pool #CB8013 6.500% 2/01/54 (i)	195,491	206,122
Government National Mortgage Association II
Pool #MA7533 2.000% 8/20/51	2,499,751	2,070,002
Pool #MA7472 2.500% 7/20/51	399,960	345,126
Pool #MA7881 2.500% 2/20/52	1,599,841	1,380,752
Pool #MA7987 2.500% 4/20/52	400,000	345,223
Pool #MA4126 3.000% 12/20/46	440,049	401,362
Pool #MA4718 3.000% 9/20/47	47,347	43,096
Pool #MA4836 3.000% 11/20/47	166,441	151,496
Pool #MA3521 3.500% 3/20/46	169,776	158,423
Pool #MA3597 3.500% 4/20/46	53,018	49,472
Pool #MA3663 3.500% 5/20/46	76,985	71,837
Pool #MA3937 3.500% 9/20/46	63,341	59,105
Pool #MA4127 3.500% 12/20/46	235,061	219,048

	Principal Amount	Value
Pool #MA4262 3.500% 2/20/47	$235,975	$219,900
Pool #MA4382 3.500% 4/20/47	60,551	56,369
Pool #MA4719 3.500% 9/20/47	74,401	69,193
Pool #MA4837 3.500% 11/20/47	153,221	142,496
Pool #MA4900 3.500% 12/20/47	554,041	514,914
Pool #MA5399 4.500% 8/20/48	359,175	357,377
Pool #MA8347 4.500% 10/20/52	1,492,376	1,464,970
Pool #MA3666 5.000% 5/20/46	60,706	61,894
Pool #MA4199 5.000% 1/20/47	58,342	59,478
Pool #MA4454 5.000% 5/20/47	99,854	101,737
Pool #MA4722 5.000% 9/20/47	103,538	105,945
Government National Mortgage Association II, TBA
6.000% 2/20/56 (i)	5,400,000	5,498,614
6.000% 3/20/56 (i)	2,600,000	2,644,739
Uniform Mortgage-Backed Security, TBA
2.000% 1/01/55 (i)	50,000	40,395
2.000% 2/01/56 (i)	50,000	40,389
5.500% 1/01/55 (i)	550,000	557,670
5.500% 2/01/56 (i)	3,250,000	3,292,275
6.000% 1/01/55 (i)	2,100,000	2,155,863
6.000% 2/01/56 (i)	7,600,000	7,798,016
6.500% 1/01/55 (i)	1,600,000	1,662,437
		60,947,597
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $62,364,702)		60,947,597
U.S. TREASURY OBLIGATIONS — 49.1%
U.S. Treasury Bonds & Notes — 49.1%
U.S. Treasury Bonds
4.750% 8/15/55	38,270,000	37,701,740
4.875% 8/15/45	9,535,000	9,639,280
U.S. Treasury Notes
3.500% 10/15/28 (d)	36,975,000	36,939,127
3.625% 9/30/30	9,603,000	9,566,989
3.625% 10/31/30	45,248,000	45,064,180
3.875% 9/30/32	9,500,000	9,474,766
4.250% 8/15/35 (d)	32,043,000	32,293,336
		180,679,418
TOTAL U.S. TREASURY OBLIGATIONS (Cost $181,240,739)		180,679,418
TOTAL BONDS & NOTES (Cost $378,237,404)		376,533,841

The accompanying notes are an integral part of the financial statements.
72

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
EQUITIES — 0.0%
PREFERRED STOCK — 0.0%
Information Technology — 0.0%
Strategy, Inc. 11.000% (d)	1,200	$118,554
TOTAL PREFERRED STOCK (Cost $117,632)		118,554
TOTAL EQUITIES (Cost $117,632)		118,554
TOTAL LONG-TERM INVESTMENTS (Cost $378,355,036)		376,652,395
SHORT-TERM INVESTMENTS — 4.1%
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (j)	2,223,198	2,223,198

	Principal Amount
Repurchase Agreement — 3.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (k)	$12,820,531	12,820,531
TOTAL SHORT-TERM INVESTMENTS (Cost $15,043,729)		15,043,729
TOTAL INVESTMENTS — 106.5% (Cost $393,398,765) (l)		391,696,124
Other Assets/ (Liabilities) — (6.5)%		(23,885,442)
NET ASSETS — 100.0%		$367,810,682
FORWARD SALES COMMITMENTS — (0.6)%
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — (0.6)%
Pass-Through Securities — (0.6)%
Uniform Mortgage-Backed Security, TBA 2.500% 1/01/55 (i)	(2,400,000)	(2,028,281)
TOTAL FORWARD SALES COMMITMENTS (Cost $(2,028,844))		(2,028,281)

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
DIP	Debtor In Possession
FRN	Floating Rate Note
PIK	Payment-in-kind - security which may pay interest/dividends in additional par/shares and/ or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of the security represents unsettled bank loan commitments at December 31, 2025, where the rate may not be determined until the time of settlement.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $59,546,658 or 16.19% of net assets.

(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $64,439,200 or 17.52% of net assets. The Fund received $64,415,548 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	Security is perpetual and has no stated maturity date.
(f)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2025, these securities amounted to a value of $11,422 or 0.00% of net assets.

(g)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2025.

(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

The accompanying notes are an integral part of the financial statements.
73

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1) – Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(j)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(k)
Maturity value of $12,821,956. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $13,076,990.

(l)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
74

MML VIP Loomis Sayles Large Cap Growth Fund (See Note 1) – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.3%
Common Stock — 99.3%
Communication Services — 23.7%
Alphabet, Inc. Class A	59,239	$18,541,807
Alphabet, Inc. Class C	2,108	661,490
Meta Platforms, Inc. Class A	23,428	15,464,588
Netflix, Inc. (a)	122,127	11,450,628
Walt Disney Co.	44,457	5,057,873
		51,176,386
Consumer Discretionary — 17.1%
Alibaba Group Holding Ltd. Sponsored ADR (b)	923	135,293
Amazon.com, Inc. (a)	50,278	11,605,168
NIKE, Inc. Class B	25,141	1,601,733
Starbucks Corp.	29,645	2,496,405
Tesla, Inc. (a)	41,241	18,546,903
Yum China Holdings, Inc.	11,061	528,052
Yum! Brands, Inc.	12,167	1,840,624
		36,754,178
Consumer Staples — 2.8%
Monster Beverage Corp. (a)	79,146	6,068,124
Financials — 7.6%
Block, Inc. (a)	22,348	1,454,631
FactSet Research Systems, Inc.	4,630	1,343,580
PayPal Holdings, Inc.	20,265	1,183,071
SEI Investments Co.	26,384	2,164,016
Visa, Inc. Class A	29,178	10,233,016
		16,378,314
Health Care — 11.7%
Illumina, Inc. (a)	13,061	1,713,081
Intuitive Surgical, Inc. (a)	5,367	3,039,654
Novartis AG Sponsored ADR (b)	17,579	2,423,617
Novo Nordisk AS Sponsored ADR	56,053	2,851,977
Regeneron Pharmaceuticals, Inc.	6,009	4,638,167
Roche Holding AG Sponsored ADR (b)	39,990	2,062,284
Thermo Fisher Scientific, Inc.	4,624	2,679,377
Vertex Pharmaceuticals, Inc. (a)	12,698	5,756,765
		25,164,922
Industrials — 6.7%
Boeing Co. (a)	45,664	9,914,568
Deere & Co.	4,201	1,955,859
Expeditors International of Washington, Inc.	17,579	2,619,447
		14,489,874

	Number of Shares	Value
Information Technology — 29.7%
Autodesk, Inc. (a)	17,642	$5,222,208
Microsoft Corp.	18,830	9,106,565
NVIDIA Corp.	129,979	24,241,084
Oracle Corp.	52,253	10,184,632
QUALCOMM, Inc.	12,948	2,214,755
Salesforce, Inc.	17,712	4,692,086
Shopify, Inc. Class A (a)	42,994	6,920,744
Workday, Inc. Class A (a)	6,177	1,326,696
		63,908,770
TOTAL COMMON STOCK (Cost $117,607,724)		213,940,568
TOTAL EQUITIES (Cost $117,607,724)		213,940,568
TOTAL LONG-TERM INVESTMENTS (Cost $117,607,724)		213,940,568
Short-Term Investments — 1.4%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (c)	1,421,138	1,421,138

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (d)	$1,595,532	1,595,532
TOTAL SHORT-TERM INVESTMENTS (Cost $3,016,670)		3,016,670
TOTAL INVESTMENTS — 100.7% (Cost $120,624,394) (e)		216,957,238
Other Assets/ (Liabilities) — (0.7)%		(1,460,032)
NET ASSETS — 100.0%		$215,497,206

The accompanying notes are an integral part of the financial statements.
75

MML VIP Loomis Sayles Large Cap Growth Fund (See Note 1) – Portfolio of Investments (Continued)
Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $2,793,831 or 1.30% of net assets. The Fund received $1,440,222 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(d)
Maturity value of $1,595,709. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 5/31/27, and an aggregate market value, including accrued interest, of $1,627,527.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
76

MML VIP MFS® International Equity Fund (See Note 1) – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.1%
Common Stock — 99.1%
Australia — 0.8%
Rio Tinto PLC	24,250	$1,934,784
Canada — 2.7%
Canadian National Railway Co.	20,856	2,061,616
Intact Financial Corp.	7,581	1,578,171
Toronto-Dominion Bank (a)	29,701	2,799,258
		6,439,045
China — 2.3%
NetEase, Inc.	86,600	2,383,152
Tencent Holdings Ltd.	41,100	3,149,380
		5,532,532
Denmark — 2.0%
Carlsberg AS Class B	22,096	2,896,597
Novo Nordisk AS Class B	38,403	1,957,508
		4,854,105
Finland — 1.3%
Kone OYJ Class B	44,000	3,120,838
France — 15.7%
Air Liquide SA	31,305	5,891,126
BNP Paribas SA	48,918	4,628,894
Capgemini SE	23,949	3,966,257
Cie de Saint-Gobain SA	32,602	3,309,528
Cie Generale des Etablissements Michelin SCA	43,196	1,432,547
Dassault Systemes SE	34,856	973,540
Edenred SE (a)	49,925	1,109,111
Engie SA	165,638	4,355,218
EssilorLuxottica SA	24	7,588
Legrand SA	15,864	2,357,485
LVMH Moet Hennessy Louis Vuitton SE	5,330	4,018,288
Pernod Ricard SA	25,919	2,218,898
TotalEnergies SE (TTE FP)	50,464	3,289,136
		37,557,616
Germany — 7.1%
Beiersdorf AG	25,743	2,832,910
Deutsche Boerse AG	16,292	4,279,276
Merck KGaA	23,836	3,421,445
MTU Aero Engines AG	3,326	1,387,332
SAP SE	21,140	5,172,500
		17,093,463

	Number of Shares	Value
Hong Kong — 2.3%
AIA Group Ltd.	360,400	$3,701,846
Prudential PLC	122,694	1,893,077
		5,594,923
India — 0.8%
HDFC Bank Ltd. ADR	29,077	1,062,473
Infosys Ltd. ADR (a)	47,017	837,843
		1,900,316
Ireland — 2.2%
AIB Group PLC	354,877	3,813,395
Bank of Ireland Group PLC	73,491	1,405,983
		5,219,378
Israel — 1.4%
Check Point Software Technologies Ltd. (b)	18,095	3,357,708
Italy — 4.6%
Eni SpA	127,918	2,426,364
Intesa Sanpaolo SpA	582,653	4,035,395
Ryanair Holdings PLC Sponsored ADR	64,399	4,648,964
		11,110,723
Japan — 19.6%
Daikin Industries Ltd.	22,000	2,824,207
Denso Corp.	175,700	2,423,675
FUJIFILM Holdings Corp.	94,100	2,010,556
Hitachi Ltd.	195,600	6,068,225
Hoya Corp.	9,600	1,454,103
Kose Corp. (a)	20,800	697,163
LY Corp.	712,600	1,897,396
Mitsubishi Electric Corp.	141,500	4,151,112
Olympus Corp. (a)	167,300	2,131,105
Seven & i Holdings Co. Ltd.	233,900	3,359,018
Shin-Etsu Chemical Co. Ltd.	103,200	3,209,324
Sompo Holdings, Inc.	105,300	3,584,917
Sony Group Corp.	152,200	3,890,256
Sumitomo Mitsui Financial Group, Inc.	122,200	3,932,807
Suzuki Motor Corp.	160,700	2,386,708
Terumo Corp.	105,600	1,538,521
ZOZO, Inc.	185,700	1,535,835
		47,094,928
Netherlands — 1.9%
ING Groep NV	162,456	4,566,832
Portugal — 0.6%
Galp Energia SGPS SA	85,288	1,452,932

The accompanying notes are an integral part of the financial statements.
77

MML VIP MFS® International Equity Fund (See Note 1) – Portfolio of Investments (Continued)

	Number of Shares	Value
Singapore — 1.2%
DBS Group Holdings Ltd.	65,260	$2,856,063
Spain — 1.2%
Amadeus IT Group SA	40,148	2,944,804
Switzerland — 6.0%
Cie Financiere Richemont SA Registered Class A	24,942	5,382,888
Sonova Holding AG Registered	4,252	1,097,084
UBS Group AG Registered	90,988	4,206,108
Zurich Insurance Group AG	4,913	3,729,051
		14,415,131
Taiwan — 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	137,000	6,692,913
United Kingdom — 11.4%
British American Tobacco PLC	72,812	4,126,814
Compass Group PLC	139,698	4,444,493
London Stock Exchange Group PLC	21,055	2,535,328
NatWest Group PLC	534,405	4,661,060
RELX PLC	81,113	3,280,880
Rolls-Royce Holdings PLC	358,304	5,569,171
Tesco PLC	439,313	2,615,617
		27,233,363
United States — 11.2%
Experian PLC	80,958	3,661,447
Linde PLC (LIN US)	1,422	606,327
Nestle SA Registered	32,941	3,274,119
Novartis AG Registered	38,149	5,269,834
Qiagen NV	37,715	1,721,408
Roche Holding AG	16,155	6,676,345
Schneider Electric SE	20,990	5,753,388
		26,962,868
TOTAL COMMON STOCK (Cost $206,268,923)		237,935,265
TOTAL EQUITIES (Cost $206,268,923)		237,935,265
TOTAL LONG-TERM INVESTMENTS (Cost $206,268,923)		237,935,265

	Number of Shares	Value
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (c)	282,912	$282,912

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (d)	$586,384	586,384
TOTAL SHORT-TERM INVESTMENTS (Cost $869,296)		869,296
TOTAL INVESTMENTS — 99.5% (Cost $207,138,219) (e)		238,804,561
Other Assets/ (Liabilities) — 0.5%		1,202,040
NET ASSETS — 100.0%		$240,006,601

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $3,391,240 or 1.41% of net assets. The Fund received $3,307,508 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(d)
Maturity value of $586,449. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $598,311.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
78

MML VIP MFS® International Equity Fund (See Note 1) – Portfolio of Investments (Continued)
Sector weightings, as a percentage of net assets, is as follows:

Financials	25.2%
Industrials	20.1%
Consumer Discretionary	11.9%
Health Care	10.5%
Information Technology	9.5%
Consumer Staples	9.2%
Materials	4.8%
Communication Services	3.1%
Energy	3.0%
Utilities	1.8%
Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
79

MML Series Investment Fund

Statements of Assets and Liabilities
December 31, 2025

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$9,618,362	$11,427,008
Investments, at value - affiliated issuers (Notes 2 & 7) (b)	198,349,459	262,117,093
Repurchase agreements, at value (Note 2) (c)	—	—
Total investments (d)	207,967,821	273,544,101
Cash	—	—
Receivables from:
Investments sold
Regular delivery	118,683	209,370
Fund shares sold	—	370
Dividends	36,072	38,719
Foreign tax reclaims	—	—
Total assets	208,122,576	273,792,560
Liabilities:
Payables for:
Investments purchased
Regular delivery	35,948	38,590
Fund shares redeemed	113,779	203,342
Trustees’ fees and expenses (Note 3)	33,429	40,565
Affiliates (Note 3):
Administration fees	—	—
Investment advisory fees	18,959	24,791
Service fees	100,252	130,632
Cash collateral held for securities on loan (Note 2)	—	—
Accrued expense and other liabilities	52,021	52,800
Total liabilities	354,388	490,720
Net assets	$207,768,188	$273,301,840
Net assets consist of:
Paid-in capital	$224,981,535	$271,486,194
Accumulated earnings (loss)	(17,213,347)	1,815,646
Net assets	$207,768,188	$273,301,840

(a) Cost of investments - unaffiliated issuers:	$9,196,183	$10,706,318
(b) Cost of investments - affiliated issuers:	$192,741,792	$258,552,717
(c) Cost of repurchase agreements:	$—	$—
(d) Securities on loan with market value of:	$—	$—
(e) This represents the market value of investments in the Master Fund. Identified cost of investments in the Master Fund was $243,421,564.
(f) This represents Receivables for Investments sold in the Master Fund, if applicable.
(g) This represents Payables for Investments purchased in the Master Fund, if applicable.

The accompanying notes are an integral part of the financial statements.
80

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$35,207,709	$30,855,929	$3,819,539	$345,720,257 (e)	$549,568,865	$476,195,007	$460,114,546
863,492,519	861,954,321	120,774,550	—	—	—	—
—	—	—	—	—	1,421,700	1,110,581
898,700,228	892,810,250	124,594,089	345,720,257	549,568,865	477,616,707	461,225,127
—	—	—	—	—	2	—

303,140	505,639	86,369	1,753,503 (f)	387,844	—	1,456,700
3,026	—	—	25,655	2,186	—	—
106,050	67,026	4,729	—	—	90,728	717,667
—	—	—	—	—	—	211,857
899,112,444	893,382,915	124,685,187	347,499,415	549,958,895	477,707,437	463,611,351

105,708	66,828	4,718	— (g)	—	—	—
284,778	484,755	83,469	1,771,298	377,077	657,705	1,408,206
149,559	119,785	11,052	16,379	65,375	39,110	48,167

—	—	—	78,060	125,177	816	816
82,227	81,187	11,323	46,836	100,142	323,357	313,123
460,889	357,967	41,280	214,136	351,415	119,801	54,650
—	—	—	—	—	—	2,007,875
61,791	61,298	50,783	50,774	53,535	72,262	75,483
1,144,952	1,171,820	202,625	2,177,483	1,072,721	1,213,051	3,908,320
$897,967,492	$892,211,095	$124,482,562	$345,321,932	$548,886,174	$476,494,386	$459,703,031

$877,623,785	$825,096,368	$112,944,567	$207,214,084	$447,679,980	$183,071,149	$330,163,495
20,343,707	67,114,727	11,537,995	138,107,848	101,206,194	293,423,237	129,539,536
$897,967,492	$892,211,095	$124,482,562	$345,321,932	$548,886,174	$476,494,386	$459,703,031

$32,511,373	$27,178,600	$3,208,731	$243,421,564	$536,414,170	$262,316,858	$382,858,798
$832,016,203	$829,178,625	$114,103,386	$—	$—	$—	$—
$—	$—	$—	$—	$—	$1,421,700	$1,110,581
$—	$—	$—	$—	$—	$—	$6,746,864

The accompanying notes are an integral part of the financial statements.
81

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
December 31, 2025

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$51,340,529	$68,202,746
Shares outstanding (a)	5,788,717	7,316,932
Net asset value, offering price and redemption price per share	$8.87	$9.32
Service Class shares:
Net assets	$156,427,659	$205,099,094
Shares outstanding (a)	17,880,498	22,266,062
Net asset value, offering price and redemption price per share	$8.75	$9.21
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
82

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$184,091,944	$330,288,940	$59,920,563			$287,830,620	$372,681,085
18,701,916	39,531,827	6,008,516			14,646,805	35,782,373
$9.84	$8.36	$9.97			$19.65	$10.42

$713,875,548	$561,922,155	$64,561,999			$188,663,766	$87,021,946
73,656,010	68,156,016	6,649,983			10,802,325	8,557,557
$9.69	$8.24	$9.71			$17.47	$10.17

			$345,321,932	$548,886,174
			18,238,522	47,493,222
			$18.93	$11.56

The accompanying notes are an integral part of the financial statements.
83

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
December 31, 2025

	MML Equity Index Fund	MML Focused Equity Fund
Assets:
Investments, at value (Note 2) (a)	$678,015,617	$225,197,542
Repurchase agreements, at value (Note 2) (b)	4,694,458	3,528,666
Total investments (c)	682,710,075	228,726,208
Cash	11	—
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	—	—
Fund shares sold	64,821	18,271
Interest and dividends	345,430	79,397
Foreign tax reclaims	—	—
Premiums for options written	—	—
Cash collateral pledged for open derivatives (Note 2)	374,000	—
Total assets	683,494,337	228,823,876
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	176,015
Closed written options	—	—
Fund shares redeemed	211,765	132,592
Premium on purchased options	—	—
Trustees’ fees and expenses (Note 3)	66,148	14,189
Variation margin on open derivative instruments (Note 2)	38,813	—
Affiliates (Note 3):
Administration fees	61,530	32,358
Investment advisory fees	58,489	147,188
Service fees	17,356	12,009
Written options outstanding, at value (Note 2) (e)	—	—
Cash collateral held for securities on loan (Note 2)	49,624	—
Due to custodian	—	—
Accrued expense and other liabilities	82,347	62,308
Total liabilities	586,072	576,659
Net assets	$682,908,265	$228,247,217
Net assets consist of:
Paid-in capital	$221,331,096	$169,053,658
Accumulated earnings (loss)	461,577,169	59,193,559
Net assets	$682,908,265	$228,247,217

(a) Cost of investments:	$264,020,587	$181,153,274
(b) Cost of repurchase agreements:	$4,694,458	$3,528,666
(c) Securities on loan with market value of:	$1,711,306	$—
(d) Cost of foreign currency:	$—	$—
(e) Premiums received on written options:	$—	$—

The accompanying notes are an integral part of the financial statements.
84

MML Foreign Fund	MML Fundamental Equity Fund	MML Global Fund	MML Income & Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund	MML Small Cap Growth Equity Fund

$172,885,220	$368,488,507	$529,186,789	$131,531,908	$93,366,608	$365,978,377	$138,554,549
383,921	2,517,808	12,642,371	1,124,189	718,488	13,434,235	1,181,207
173,269,141	371,006,315	541,829,160	132,656,097	94,085,096	379,412,612	139,735,756
10	4	8	46,023	—	—	11
94,154	—	13,757	—	28,919	—	11

—	—	—	—	5,273	349,363	234,824
107	—	—	15,497	7,996	719,424	147
78,210	236,115	120,078	178,996	47,883	78,267	98,335
1,186,172	8,361	455,256	1,734	—	—	—
—	—	—	—	218,830	—	—
—	—	—	—	—	—	—
174,627,794	371,250,795	542,418,259	132,898,347	94,393,997	380,559,666	140,069,084

—	—	—	—	—	—	131,143
—	—	—	—	513	—	—
3,087,760	101,003	1,656,627	30,743	37,988	84,803	950,278
—	—	—	—	130,768	—	—
31,276	14,261	23,128	21,400	23,169	39,219	24,158
—	—	—	—	—	—	—

816	51,256	74,394	816	7,419	816	816
133,880	199,557	292,398	77,762	63,779	268,338	133,701
7,234	21,076	46,010	18,700	9,557	43,773	15,008
—	—	—	—	701,955	—	—
1,118,228	—	1,743,362	1,303,405	—	218,259	836,191
—	—	—	—	—	32	—
69,984	59,683	85,045	61,215	266,317	76,901	60,459
4,449,178	446,836	3,920,964	1,514,041	1,241,465	732,141	2,151,754
$170,178,616	$370,803,959	$538,497,295	$131,384,306	$93,152,532	$379,827,525	$137,917,330

$115,257,882	$310,986,176	$439,307,610	$93,783,481	$57,243,440	$304,999,722	$104,847,505
54,920,734	59,817,783	99,189,685	37,600,825	35,909,092	74,827,803	33,069,825
$170,178,616	$370,803,959	$538,497,295	$131,384,306	$93,152,532	$379,827,525	$137,917,330

$129,390,019	$323,662,407	$452,497,612	$107,415,174	$46,453,762	$319,057,006	$111,190,098
$383,921	$2,517,808	$12,642,371	$1,124,189	$718,488	$13,434,235	$1,181,207
$2,423,021	$3,655,843	$7,875,892	$5,363,627	$313	$31,813,330	$22,592,240
$94,331	$—	$13,966	$—	$30,165	$—	$11
$—	$—	$—	$—	$1,069,291	$—	$—

The accompanying notes are an integral part of the financial statements.
85

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
December 31, 2025

	MML Equity Index Fund	MML Focused Equity Fund
Initial Class shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Class I shares:
Net assets	$56,566,477
Shares outstanding (a)	1,616,557
Net asset value, offering price and redemption price per share	$34.99
Class II shares:
Net assets	$ 277,767,742	$ 209,656,395
Shares outstanding (a)	7,957,588	29,989,125
Net asset value, offering price and redemption price per share	$34.91	$6.99
Class III shares:
Net assets	$321,043,485
Shares outstanding (a)	9,227,040
Net asset value, offering price and redemption price per share	$34.79
Service Class shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class I shares:
Net assets	$27,530,561	$18,590,822
Shares outstanding (a)	845,411	2,830,499
Net asset value, offering price and redemption price per share	$32.56	$6.57

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
86

MML Foreign Fund	MML Fundamental Equity Fund	MML Global Fund	MML Income & Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund	MML Small Cap Growth Equity Fund

$158,601,967			$101,661,323	$78,099,345	$311,015,274	$113,979,452
13,375,778			11,487,394	7,142,813	31,266,740	9,820,219
$11.86			$8.85	$10.93	$9.95	$11.61

		$186,533,008
		37,077,208
		$5.03

	$326,076,646	$280,103,234
	27,223,282	50,964,849
	$11.98	$5.50

$11,576,649			$29,722,983	$15,053,187	$68,812,251	$23,937,878
983,980			3,473,210	1,394,307	8,030,613	2,415,268
$11.77			$8.56	$10.80	$8.57	$9.91

	$44,727,313	$71,861,053
	3,995,087	15,301,103
	$11.20	$4.70

The accompanying notes are an integral part of the financial statements.
87

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
December 31, 2025

	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund
Assets:
Investments, at value (Note 2) (a)	$118,063,211	$136,866,106
Repurchase agreements, at value (Note 2) (b)	542,566	316,864
Total investments (c)	118,605,777	137,182,970
Cash	2	4
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	25,873	—
Delayed delivery	—	—
TBA forward sales commitments	—	—
Fund shares sold	715,001	1,838
Interest and dividends	161,207	66,302
Foreign tax reclaims	—	3,849
Open forward contracts (Note 2)	—	568
Total assets	119,507,860	137,255,531
Liabilities:
Payables for:
Investments purchased
Regular delivery	11,428	—
Delayed delivery	—	—
Interest and dividends	—	—
TBA forward sales commitments, at value (Note 2) (e)	—	—
Fund shares redeemed	22,424	84,410
Trustees’ fees and expenses (Note 3)	19,879	16,207
Affiliates (Note 3):
Administration fees	816	816
Investment advisory fees	82,002	62,746
Service fees	13,481	32,199
Open forward contracts (Note 2)	—	—
Cash collateral held for securities on loan (Note 2)	—	—
Accrued expense and other liabilities	61,024	59,190
Total liabilities	211,054	255,568
Net assets	$119,296,806	$136,999,963
Net assets consist of:
Paid-in capital	$109,459,219	$75,080,662
Accumulated earnings (loss)	9,837,587	61,919,301
Net assets	$119,296,806	$136,999,963
(a) Cost of investments:	$112,418,856	$89,672,594
(b) Cost of repurchase agreements:	$542,566	$316,864
(c) Securities on loan with market value of:	$10,090,530	$—
(d) Cost of foreign currency:	$—	$—
(e) Proceeds from forward sales commitments:	$—	$—

The accompanying notes are an integral part of the financial statements.
88

MML VIP American Century Mid Cap Value Fund (See Note 1)	MML VIP American Century Small Company Value Fund (See Note 1)	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1)	MML VIP Loomis Sayles Large Cap Growth Fund (See Note 1)	MML VIP MFS® International Equity Fund (See Note 1)

$226,405,890	$53,380,439	$378,875,593	$215,361,706	$238,218,177
6,473,561	136,449	12,820,531	1,595,532	586,384
232,879,451	53,516,888	391,696,124	216,957,238	238,804,561
—	1	350	—	11,581
92	43	—	—	6,313

226,546	—	135,886	—	—
—	—	25,754,255	—	—
—	—	2,031,010	—	—
1,073,823	95,392	474,929	19,761	12,768
522,691	95,292	4,034,191	73,638	134,619
25,423	—	1,374	177,429	1,765,089
18,231	61	—	—	—
234,746,257	53,707,677	424,128,119	217,228,066	240,734,931

100	—	1,160,832	—	2
—	—	50,376,045	—	—
—	—	2,167	—	—
—	—	2,028,281	—	—
36,973	20,977	171,135	80,897	119,902
40,776	8,491	31,679	15,988	13,717

817	8,177	52,766	816	33,293
179,849	35,319	133,310	121,985	163,626
26,635	11,939	28,649	28,818	14,005
42,906	3,125	—	—	—
—	331,076	2,223,198	1,421,138	282,912
73,579	58,935	109,375	61,218	100,873
401,635	478,039	56,317,437	1,730,860	728,330
$234,344,622	$53,229,638	$367,810,682	$215,497,206	$240,006,601

$215,284,148	$53,973,105	$411,653,089	$108,137,298	$189,083,006
19,060,474	(743,467)	(43,842,407)	107,359,908	50,923,595
$234,344,622	$53,229,638	$367,810,682	$215,497,206	$240,006,601
$221,906,773	$57,131,611	$380,578,234	$119,028,862	$206,551,835
$6,473,561	$136,449	$12,820,531	$1,595,532	$586,384
$3,308,557	$10,839,562	$64,439,200	$2,793,831	$3,391,240
$92	$43	$—	$—	$6,325
$—	$—	$2,028,844	$—	$—

The accompanying notes are an integral part of the financial statements.
89

MML Series Investment Fund (Continued)

Statements of Assets and Liabilities
December 31, 2025

	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund
Initial Class shares:
Net assets	$97,732,675	$86,606,853
Shares outstanding (a)	11,738,982	5,234,809
Net asset value, offering price and redemption price per share	$8.33	$16.54
Class II shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class shares:
Net assets	$21,564,131	$50,393,110
Shares outstanding (a)	2,658,341	3,111,568
Net asset value, offering price and redemption price per share	$8.11	$16.20
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
90

MML VIP American Century Mid Cap Value Fund (See Note 1)	MML VIP American Century Small Company Value Fund (See Note 1)	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1)	MML VIP Loomis Sayles Large Cap Growth Fund (See Note 1)	MML VIP MFS® International Equity Fund (See Note 1)

$192,246,450			$169,809,941
23,909,990			10,444,108
$8.04			$16.26

	$34,242,664	$321,133,098		$217,490,073
	3,975,947	35,458,391		17,479,634
	$8.61	$9.06		$12.44

$42,098,172			$45,687,265
5,450,459			3,076,078
$7.72			$14.85

	$18,986,974	$46,677,584		$22,516,528
	2,422,107	5,232,935		1,836,376
	$7.84	$8.92		$12.26

The accompanying notes are an integral part of the financial statements.
91

MML Series Investment Fund (Continued)

Statements of Operations
For the Year Ended December 31, 2025

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends - unaffiliated issuers (a)	$248,586	$283,097
Dividends - affiliated issuers (Note 7)	7,287,684	8,048,729
Interest	—	—
Securities lending net income	—	—
Total investment income	7,536,270	8,331,826
Expenses (Note 3):
Investment advisory fees	224,063	281,078
Custody and overdraft fees	720	731
Audit and tax fees	30,842	30,855
Legal fees	14,227	17,719
Proxy fees	2,102	2,101
Accounting & Administration fees	—	—
Shareholder reporting fees	31,319	33,991
Trustees’ fees	17,375	21,477
	320,648	387,952
Administration fees:
Service Class I	—	—
Distribution and Service fees:
Service Class	425,801	528,087
Service Class I	—	—
Net expenses:	746,449	916,039
Net investment income (loss)	6,789,821	7,415,787
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	66,656	(88,098)
Investment transactions - affiliated issuers (Note 7)	(16,851,358)	(14,967,523)
Foreign currency transactions	—	—
Realized gain distributions - unaffiliated issuers	12,385	19,884
Realized gain distributions - affiliated issuers (Note 7)	11,162,503	17,289,599
Net realized gain (loss)	(5,609,814)	2,253,862
Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	992,599	1,452,652
Investment transactions - affiliated issuers (Note 7)	19,341,603	17,621,702
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	20,334,202	19,074,354
Net realized gain (loss) and change in unrealized appreciation (depreciation)	14,724,388	21,328,216
Net increase (decrease) in net assets resulting from operations	$21,514,209	$28,744,003

(a) Net of foreign withholding tax of:	$—	$—
(b)
Amounts shown for Dividends and Realized gain distributions are from the Master Fund. Amounts shown for Net realized gain (loss) and Net change in unrealized appreciation (depreciation) on Investment transactions are for investments in the Master Fund.

The accompanying notes are an integral part of the financial statements.
92

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund (b)	MML American Funds Core Allocation Fund	MML Blue Chip Growth Fund	MML Equity Income Fund

$864,014	$696,857	$79,681	$748,335	$12,268,833	$2,295,854	$10,089,088
23,475,406	17,331,191	1,698,288	—	—	—	—
—	—	—	—	—	147,816	87,399
—	—	—	—	—	2,160	19,129
24,339,420	18,028,048	1,777,969	748,335	12,268,833	2,445,830	10,195,616

949,006	896,636	123,055	465,986	1,125,325	3,520,743	3,113,439
748	726	711	2,680	2,374	37,151	32,146
30,501	31,128	30,959	31,216	30,782	37,510	36,380
59,874	56,430	7,730	19,447	35,365	29,509	22,993
2,102	2,102	2,102	2,102	2,102	2,102	2,102
—	—	—	—	—	2,501	2,501
61,791	63,335	27,842	33,843	44,910	41,953	44,967
72,918	68,114	9,336	23,294	42,891	36,096	31,277
1,176,940	1,118,471	201,735	578,568	1,283,749	3,707,565	3,285,805

—	—	—	776,643	1,406,656	—	—

1,891,096	1,410,759	160,242	—	—	457,258	199,652
—	—	—	776,643	1,406,656	—	—
3,068,036	2,529,230	361,977	2,131,854	4,097,061	4,164,823	3,485,457
21,271,384	15,498,818	1,415,992	(1,383,519)	8,171,772	(1,718,993)	6,710,159

1,083,619	(34,682)	43,613	13,445,237	67,449,914	82,690,123	46,619,127
(48,104,715)	(34,901,215)	(4,816,479)	—	—	—	—
—	—	—	—	—	—	2,549
77,958	101,720	17,044	23,864,800	36,394,605	—	—
70,008,316	83,164,970	13,771,897	—	—	—	—
23,065,178	48,330,793	9,016,075	37,310,037	103,844,519	82,690,123	46,621,676

3,640,773	4,966,091	682,571	20,071,907	(36,125,398)	(1,211,862)	10,642,579
55,486,163	39,260,294	5,067,313	—	—	—	—
—	—	—	—	—	—	89
59,126,936	44,226,385	5,749,884	20,071,907	(36,125,398)	(1,211,862)	10,642,668
82,192,114	92,557,178	14,765,959	57,381,944	67,719,121	81,478,261	57,264,344
$103,463,498	$108,055,996	$16,181,951	$55,998,425	$75,890,893	$79,759,268	$63,974,503

$—	$—	$—	$—	$—	$11,975	$221,952

The accompanying notes are an integral part of the financial statements.
93

MML Series Investment Fund (Continued)

Statements of Operations
For the Year Ended December 31, 2025

	MML Equity Index Fund	MML Focused Equity Fund
Investment income (Note 2):
Dividends (a)	$8,058,488	$3,327,698
Interest	89,424	114,126
Securities lending net income	1,376	—
Total investment income	8,149,288	3,441,824
Expenses (Note 3):
Investment advisory fees	614,214	1,689,403
Custody and overdraft fees	65,601	13,347
Audit and tax fees	37,679	36,401
Legal fees	35,299	15,223
Proxy fees	2,102	2,102
Accounting & Administration fees	2,501	2,501
Shareholder reporting fees	75,451	31,957
Trustees’ fees	48,533	18,588
	881,380	1,809,522
Administration fees:
Class I	167,483	—
Class II	394,598	332,498
Service Class I	82,495	29,785
Distribution and Service fees:
Service Class	—	—
Service Class I	68,746	49,643
Total expenses	1,594,702	2,221,448
Expenses waived (Note 3):
Investment advisory fees waived	—	—
Net expenses:	1,594,702	2,221,448
Net investment income (loss)	6,554,586	1,220,376
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	43,461,141	15,463,228
Futures contracts	153,565	—
Written options	—	—
Foreign currency transactions	—	—
Net realized gain (loss)	43,614,706	15,463,228
Net change in unrealized appreciation (depreciation) on:
Investment transactions	54,362,536	1,294,217
Futures contracts	72,917	—
Written options	—	—
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	54,435,453	1,294,217
Net realized gain (loss) and change in unrealized appreciation (depreciation)	98,050,159	16,757,445
Net increase (decrease) in net assets resulting from operations	$ 104,604,745	$ 17,977,821

(a) Net of foreign withholding tax of:	$1,850	$—

The accompanying notes are an integral part of the financial statements.
94

MML Foreign Fund	MML Fundamental Equity Fund	MML Global Fund	MML Income & Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund	MML Small Cap Growth Equity Fund

$5,098,775	$1,910,489	$2,624,893	$3,174,921	$1,178,797	$1,694,876	$1,170,504
28,002	31,240	97,988	39,337	42,044	244,407	35,896
16,103	2,644	42,736	19,634	22	31,005	30,712
5,142,880	1,944,373	2,765,617	3,233,892	1,220,863	1,970,288	1,237,112

1,450,436	984,036	1,858,382	860,447	707,066	2,383,734	1,439,410
14,104	2,738	23,490	3,996	5,273	23,417	11,112
35,691	35,409	38,561	35,566	16,551	37,309	35,651
10,513	8,584	28,211	7,028	9,237	18,556	8,730
2,102	2,102	2,103	2,103	1,105	2,102	2,102
2,501	2,501	2,501	2,501	5,588	2,501	2,501
27,710	17,468	66,116	26,534	36,998	37,269	26,481
12,781	10,913	22,019	10,054	3,972	23,054	10,522
1,555,838	1,063,751	2,041,383	948,229	785,790	2,527,942	1,536,509

—	—	231,776	—	—	—	—
—	203,601	149,060	—	—	—	—
—	43,118	84,364	—	—	—	—

25,172	—	—	73,123	38,857	182,246	58,923
—	71,863	140,606	—	—	—	—
1,581,010	1,382,333	2,647,189	1,021,352	824,647	2,710,188	1,595,432

—	—	—	—	—	—	(41,521)
1,581,010	1,382,333	2,647,189	1,021,352	824,647	2,710,188	1,553,911
3,561,870	562,040	118,428	2,212,540	396,216	(739,900)	(316,799)

9,144,852	14,740,106	23,488,556	12,585,240	11,729,329	31,046,320	8,534,882
—	—	—	—	—	—	—
—	—	—	—	(3,381,528)	—	—
43,816	692	57,662	85	—	1	188
9,188,668	14,740,798	23,546,218	12,585,325	8,347,801	31,046,321	8,535,070

34,491,760	8,221,267	55,351,264	1,571,718	897,846	(16,768,698)	1,229,688
—	—	—	—	—	—	—
—	—	—	—	(216,203)	—	—
130,165	952	48,860	—	1,306	—	—
34,621,925	8,222,219	55,400,124	1,571,718	682,949	(16,768,698)	1,229,688
43,810,593	22,963,017	78,946,342	14,157,043	9,030,750	14,277,623	9,764,758
$ 47,372,463	$ 23,525,057	$ 79,064,770	$ 16,369,583	$ 9,426,966	$ 13,537,723	$ 9,447,959

$459,120	$16,275	$215,262	$49,516	$268	$9,722	$420

The accompanying notes are an integral part of the financial statements.
95

MML Series Investment Fund (Continued)

Statements of Operations
For the Year Ended December 31, 2025

	MML Small/Mid Cap Value Fund	MML Sustainable Equity Fund
Investment income (Note 2):
Dividends (a)	$1,995,977	$1,591,303
Interest (b)	27,430	6,865
Securities lending net income	7,870	—
Total investment income	2,031,277	1,598,168
Expenses (Note 3):
Investment advisory fees	909,065	685,616
Custody and overdraft fees	8,371	1,774
Audit and tax fees	23,769	36,494
Legal fees	7,668	8,630
Proxy fees	2,102	2,102
Accounting & Administration fees	2,501	2,501
Shareholder reporting fees	25,336	27,203
Trustees’ fees	9,229	10,413
	988,041	774,733
Administration fees:
Class II	—	—
Service Class I	—	—
Distribution and Service fees:
Service Class	53,741	123,897
Service Class I	—	—
Total expenses	1,041,782	898,630
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	—	—
Class II fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	—
Investment advisory fees waived	—	—
Net expenses:	1,041,782	898,630
Net investment income (loss)	989,495	699,538
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions*	3,884,123	14,369,979
Futures contracts	—	—
Swap agreements	—	—
Foreign currency transactions	—	(1,010)
Forward contracts	—	(89,504)
Net realized gain (loss)	3,884,123	14,279,465
Net change in unrealized appreciation (depreciation) on:
Investment transactions**	(2,088,525)	(178,499)
Futures contracts	—	—
TBA forward sales commitment	—	—
Swap agreements	—	—
Translation of assets and liabilities in foreign currencies	—	405
Forward contracts	—	(17,427)
Net change in unrealized appreciation (depreciation)	(2,088,525)	(195,521)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	1,795,598	14,083,944
Net increase (decrease) in net assets resulting from operations	$ 2,785,093	$ 14,783,482

(a) Net of foreign withholding tax of:	$4,166	$2,864
(b) Net of foreign withholding tax of:	$—	$—
* Realized gain (loss) is net of foreign capital gains taxes of:	$—	$—
** Net of increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
96

MML VIP American Century Mid Cap Value Fund (See Note 1)	MML VIP American Century Small Company Value Fund (See Note 1)	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1)	MML VIP Loomis Sayles Large Cap Growth Fund (See Note 1)	MML VIP MFS® International Equity Fund (See Note 1)

$6,271,749	$1,237,929	$1,075	$1,022,471	$6,330,358
118,752	8,106	15,750,242	49,210	65,222
6,579	17,025	42,836	10,270	37,188
6,397,080	1,263,060	15,794,153	1,081,951	6,432,768

2,019,608	459,388	1,415,761	1,378,430	1,911,124
21,772	5,019	39,110	8,084	58,958
37,183	27,973	39,525	36,608	63,963
13,166	3,675	48,047	13,365	14,972
2,102	2,102	2,102	2,102	2,102
2,501	2,501	8,505	2,501	2,501
31,050	20,256	43,695	30,766	23,651
18,284	4,457	26,818	16,090	18,198
2,145,666	525,371	1,623,563	1,487,946	2,095,469

—	56,121	465,801	—	331,292
—	30,014	65,109	—	27,073

106,054	—	—	107,656	—
—	50,024	108,516	—	45,122
2,251,720	661,530	2,262,989	1,595,602	2,498,956

—	—	—	(5,781)	—
—	(28,033)	—	—	(11,324)
—	—	—	(1,516)	—
—	(14,981)	—	—	(1,174)
—	—	—	—	(238,910)
2,251,720	618,516	2,262,989	1,588,305	2,247,548
4,145,360	644,544	13,531,164	(506,354)	4,185,220

13,292,067	3,584,396	(1,720,812)	14,830,524	21,657,697
—	—	1,284,049	—	—
—	—	199,759	—	—
2,354	(229)	(29,417)	—	(89,531)
(1,387,823)	(50,918)	(230,939)	—	—
11,906,598	3,533,249	(497,360)	14,830,524	21,568,166

4,634,117	(6,523,616)	12,012,733	15,645,415	28,118,434
—	—	(92,707)	—	—
—	—	563	—	—
—	—	(161,415)	—	—
3,204	(4)	3,349	—	201,783
(255,239)	(7,694)	(313,325)	—	—
4,382,082	(6,531,314)	11,449,198	15,645,415	28,320,217
16,288,680	(2,998,065)	10,951,838	30,475,939	49,888,383
$ 20,434,040	$ (2,353,521)	$ 24,483,002	$ 29,969,585	$ 54,073,603

$85,953	$6,028	$—	$29,475	$790,270
$—	$—	$22	$—	$—
$—	$—	$—	$—	$44,996
$—	$—	$—	$—	$8,609

The accompanying notes are an integral part of the financial statements.
97

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,789,821	$6,879,117
Net realized gain (loss)	(5,609,814)	(2,909,905)
Net change in unrealized appreciation (depreciation)	20,334,202	12,489,681
Net increase (decrease) in net assets resulting from operations	21,514,209	16,458,893
Distributions to shareholders (Note 2):
Initial Class	(1,770,310)	(1,584,538)
Service Class	(5,337,535)	(4,619,386)
Total distributions	(7,107,845)	(6,203,924)
Net fund share transactions (Note 5):
Initial Class	(10,126,102)	(9,927,432)
Service Class	(36,635,596)	(38,193,187)
Increase (decrease) in net assets from fund share transactions	(46,761,698)	(48,120,619)
Total increase (decrease) in net assets	(32,355,334)	(37,865,650)
Net assets
Beginning of year	240,123,522	277,989,172
End of year	$ 207,768,188	$ 240,123,522

The accompanying notes are an integral part of the financial statements.
98

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$7,415,787	$7,361,207	$21,271,384	$21,897,443	$15,498,818	$15,136,119
2,253,862	6,924,979	23,065,178	13,333,980	48,330,793	33,966,662
19,074,354	8,836,274	59,126,936	58,747,324	44,226,385	47,359,367
28,744,003	23,122,460	103,463,498	93,978,747	108,055,996	96,462,148

(2,121,877)	(1,752,341)	(5,098,441)	(4,409,963)	(20,086,912)	(5,718,438)
(5,853,310)	(4,897,445)	(18,157,930)	(16,257,753)	(33,333,986)	(8,395,177)
(7,975,187)	(6,649,786)	(23,256,371)	(20,667,716)	(53,420,898)	(14,113,615)

(8,791,806)	(9,151,974)	(32,504,951)	(24,271,838)	(30,350,948)	(35,616,447)
(29,862,053)	(45,578,911)	(153,054,990)	(212,730,715)	(42,924,661)	(85,682,626)
(38,653,859)	(54,730,885)	(185,559,941)	(237,002,553)	(73,275,609)	(121,299,073)
(17,885,043)	(38,258,211)	(105,352,814)	(163,691,522)	(18,640,511)	(38,950,540)

291,186,883	329,445,094	1,003,320,306	1,167,011,828	910,851,606	949,802,146
$ 273,301,840	$ 291,186,883	$897,967,492	$ 1,003,320,306	$ 892,211,095	$ 910,851,606

The accompanying notes are an integral part of the financial statements.
99

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,415,992	$1,378,724
Net realized gain (loss)	9,016,075	4,115,433
Net change in unrealized appreciation (depreciation)	5,749,884	9,969,141
Net increase (decrease) in net assets resulting from operations	16,181,951	15,463,298
Distributions to shareholders (Note 2):
Initial Class	(2,563,719)	(1,775,525)
Service Class	(2,716,725)	(1,892,264)
Service Class I	—	—
Total distributions	(5,280,444)	(3,667,789)
Net fund share transactions (Note 5):
Initial Class	(4,050,447)	(5,400,440)
Service Class	(4,754,885)	(13,152,166)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(8,805,332)	(18,552,606)
Total increase (decrease) in net assets	2,096,175	(6,757,097)
Net assets
Beginning of year	122,386,387	129,143,484
End of year	$ 124,482,562	$ 122,386,387

The accompanying notes are an integral part of the financial statements.
100

MML American Funds Growth Fund		MML American Funds Core Allocation Fund		MML Blue Chip Growth Fund
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$(1,383,519)	$(281,129)	$8,171,772	$10,392,207	$(1,718,993)	$(1,536,225)
37,310,037	21,288,685	103,844,519	28,369,603	82,690,123	89,551,485
20,071,907	51,295,446	(36,125,398)	33,010,275	(1,211,862)	59,362,495
55,998,425	72,303,002	75,890,893	71,772,085	79,759,268	147,377,755

—	—	—	—	(51,546,822)	(22,068,122)
—	—	—	—	(36,687,685)	(13,955,171)
(21,170,332)	(20,251,569)	(40,051,400)	(21,532,629)	—	—
(21,170,332)	(20,251,569)	(40,051,400)	(21,532,629)	(88,234,507)	(36,023,293)

—	—	—	—	(16,075,401)	(64,652,053)
—	—	—	—	10,117,561	(8,498,476)
16,784,518	(5,748,932)	(68,410,934)	(140,744,195)	—	—
16,784,518	(5,748,932)	(68,410,934)	(140,744,195)	(5,957,840)	(73,150,529)
51,612,611	46,302,501	(32,571,441)	(90,504,739)	(14,433,079)	38,203,933

293,709,321	247,406,820	581,457,615	671,962,354	490,927,465	452,723,532
$ 345,321,932	$ 293,709,321	$ 548,886,174	$ 581,457,615	$ 476,494,386	$ 490,927,465

The accompanying notes are an integral part of the financial statements.
101

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Equity Income Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,710,159	$5,707,997
Net realized gain (loss)	46,621,676	40,808,056
Net change in unrealized appreciation (depreciation)	10,642,668	(7,816,446)
Net increase (decrease) in net assets resulting from operations	63,974,503	38,699,607
Distributions to shareholders (Note 2):
Initial Class	(37,532,218)	(23,787,262)
Class I	—	—
Class II	—	—
Class III	—	—
Service Class	(8,719,754)	(5,992,116)
Service Class I	—	—
Total distributions	(46,251,972)	(29,779,378)
Net fund share transactions (Note 5):
Initial Class	101,130,065	(28,465,686)
Class I	—	—
Class II	—	—
Class III	—	—
Service Class	16,804,256	(5,800,195)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	117,934,321	(34,265,881)
Total increase (decrease) in net assets	135,656,852	(25,345,652)
Net assets
Beginning of year	324,046,179	349,391,831
End of year	$ 459,703,031	$ 324,046,179

The accompanying notes are an integral part of the financial statements.
102

MML Equity Index Fund		MML Focused Equity Fund		MML Foreign Fund
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$6,554,586	$7,906,205	$1,220,376	$2,063,231	$3,561,870	$3,731,055
43,614,706	104,818,109	15,463,228	29,041,905	9,188,668	7,657,650
54,435,453	38,194,346	1,294,217	(3,019,524)	34,621,925	(4,890,793)
104,604,745	150,918,660	17,977,821	28,085,612	47,372,463	6,497,912

—	—	—	—	(10,383,964)	(4,989,052)
(9,616,054)	(2,346,847)	—	—	—	—
(45,497,096)	(10,423,066)	(29,334,460)	(13,979,743)	—	—
(51,799,209)	(16,642,273)	—	—	—	—
—	—	—	—	(718,547)	(259,227)
(4,882,125)	(1,218,781)	(2,729,082)	(1,237,630)	—	—
(111,794,484)	(30,630,967)	(32,063,542)	(15,217,373)	(11,102,511)	(5,248,279)

—	—	—	—	(29,630,493)	(17,571,500)
(102,911)	(8,320,878)	—	—	—	—
14,793,506	(7,662,574)	(14,758,141)	(41,462,698)	—	—
32,875,888	(104,178,073)	—	—	—	—
—	—	—	—	885,136	(634,645)
(324,188)	(10,573,823)	(1,425,768)	(2,586,800)	—	—
47,242,295	(130,735,348)	(16,183,909)	(44,049,498)	(28,745,357)	(18,206,145)
40,052,556	(10,447,655)	(30,269,630)	(31,181,259)	7,524,595	(16,956,512)

642,855,709	653,303,364	258,516,847	289,698,106	162,654,021	179,610,533
$ 682,908,265	$ 642,855,709	$ 228,247,217	$ 258,516,847	$ 170,178,616	$ 162,654,021

The accompanying notes are an integral part of the financial statements.
103

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Fundamental Equity Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$562,040	$683,416
Net realized gain (loss)	14,740,798	13,948,840
Net change in unrealized appreciation (depreciation)	8,222,219	16,445,033
Net increase (decrease) in net assets resulting from operations	23,525,057	31,077,289
Distributions to shareholders (Note 2):
Initial Class	—	—
Class I	—	—
Class II	(11,388,334)	(10,794,188)
Service Class	—	—
Service Class I	(3,045,202)	(2,369,835)
Total distributions	(14,433,536)	(13,164,023)
Net fund share transactions (Note 5):
Initial Class	—	—
Class I	—	—
Class II	205,737,297	(22,179,727)
Service Class	—	—
Service Class I	17,606,921	793,341
Increase (decrease) in net assets from fund share transactions	223,344,218	(21,386,386)
Total increase (decrease) in net assets	232,435,739	(3,473,120)
Net assets
Beginning of year	138,368,220	141,841,340
End of year	$ 370,803,959	$ 138,368,220

The accompanying notes are an integral part of the financial statements.
104

MML Global Fund		MML Income & Growth Fund		MML Managed Volatility Fund
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$118,428	$973,974	$2,212,540	$2,301,326	$396,216	$167,237
23,546,218	9,707,087	12,585,325	25,713,597	8,347,801	6,547,563
55,400,124	(3,544,084)	1,571,718	(6,745,307)	682,949	7,307,215
79,064,770	7,136,977	16,369,583	21,269,616	9,426,966	14,022,015

—	—	(21,531,916)	(18,300,690)	(21,426,188)	(3,142,943)
(5,326,664)	(5,650,370)	—	—	—	—
(2,928,352)	(869,718)	—	—	—	—
—	—	(6,238,214)	(4,499,439)	(4,137,290)	(613,168)
(2,199,441)	(1,377,848)	—	—	—	—
(10,454,457)	(7,897,936)	(27,770,130)	(22,800,129)	(25,563,478)	(3,756,111)

—	—	4,280,232	(20,744,329)	9,942,444	(7,740,938)
67,819,105	(6,516,843)	—	—	—	—
242,154,771	(1,282,478)	—	—	—	—
—	—	3,188,571	1,519,997	1,001,052	(2,455,241)
38,813,999	(862,521)	—	—	—	—
348,787,875	(8,661,842)	7,468,803	(19,224,332)	10,943,496	(10,196,179)
417,398,188	(9,422,801)	(3,931,744)	(20,754,845)	(5,193,016)	69,725

121,099,107	130,521,908	135,316,050	156,070,895	98,345,548	98,275,823
$ 538,497,295	$ 121,099,107	$ 131,384,306	$ 135,316,050	$ 93,152,532	$ 98,345,548

The accompanying notes are an integral part of the financial statements.
105

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML Mid Cap Growth Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(739,900)	$(1,083,706)
Net realized gain (loss)	31,046,321	51,075,867
Net change in unrealized appreciation (depreciation)	(16,768,698)	(14,716,572)
Net increase (decrease) in net assets resulting from operations	13,537,723	35,275,589
Distributions to shareholders (Note 2):
Initial Class	(35,702,166)	(13,408,823)
Service Class	(13,015,625)	(5,152,696)
Total distributions	(48,717,791)	(18,561,519)
Net fund share transactions (Note 5):
Initial Class	92,033,305	(20,541,121)
Service Class	(1,704,647)	(10,565,872)
Increase (decrease) in net assets from fund share transactions	90,328,658	(31,106,993)
Total increase (decrease) in net assets	55,148,590	(14,392,923)
Net assets
Beginning of year	324,678,935	339,071,858
End of year	$ 379,827,525	$ 324,678,935

The accompanying notes are an integral part of the financial statements.
106

MML Small Cap Growth Equity Fund		MML Small/Mid Cap Value Fund		MML Sustainable Equity Fund
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$(316,799)	$(137,028)	$989,495	$1,059,829	$699,538	$1,011,665
8,535,070	10,819,512	3,884,123	13,195,054	14,279,465	14,225,779
1,229,688	4,021,891	(2,088,525)	(1,235,808)	(195,521)	11,339,465
9,447,959	14,704,375	2,785,093	13,019,075	14,783,482	26,576,909

(378,479)	(58,539)	(12,003,278)	(7,909,972)	(9,668,943)	(5,474,934)
(27,795)	—	(2,592,816)	(1,664,515)	(5,609,600)	(2,890,763)
(406,274)	(58,539)	(14,596,094)	(9,574,487)	(15,278,543)	(8,365,697)

(16,760,443)	(15,188,308)	1,119,421	(9,039,275)	(6,462,568)	(10,342,148)
(2,963,297)	(2,027,231)	1,157,984	(2,643,981)	(453,877)	(5,727,001)
(19,723,740)	(17,215,539)	2,277,405	(11,683,256)	(6,916,445)	(16,069,149)
(10,682,055)	(2,569,703)	(9,533,596)	(8,238,668)	(7,411,506)	2,142,063

148,599,385	151,169,088	128,830,402	137,069,070	144,411,469	142,269,406
$ 137,917,330	$ 148,599,385	$ 119,296,806	$ 128,830,402	$ 136,999,963	$ 144,411,469

The accompanying notes are an integral part of the financial statements.
107

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML VIP American Century Mid Cap Value Fund (See Note 1)
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,145,360	$4,781,625
Net realized gain (loss)	11,906,598	17,756,473
Net change in unrealized appreciation (depreciation)	4,382,082	(514,632)
Net increase (decrease) in net assets resulting from operations	20,434,040	22,023,466
Distributions to shareholders (Note 2):
Initial Class	(18,586,910)	(11,955,281)
Class II	—	—
Service Class	(4,006,457)	(2,432,394)
Service Class I	—	—
Total distributions	(22,593,367)	(14,387,675)
Net fund share transactions (Note 5):
Initial Class	(13,439,347)	(22,402,587)
Class II	—	—
Service Class	(1,317,021)	(3,359,023)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(14,756,368)	(25,761,610)
Total increase (decrease) in net assets	(16,915,695)	(18,125,819)
Net assets
Beginning of year	251,260,317	269,386,136
End of year	$ 234,344,622	$ 251,260,317

The accompanying notes are an integral part of the financial statements.
108

MML VIP American Century Small Company Value Fund (See Note 1)		MML VIP Fidelity Institutional AM® Core Plus Bond Fund (See Note 1)		MML VIP Loomis Sayles Large Cap Growth Fund (See Note 1)
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$644,544	$808,455	$13,531,164	$12,506,072	$(506,354)	$(454,912)
3,533,249	3,904,254	(497,360)	(1,682,578)	14,830,524	37,619,869
(6,531,314)	60,454	11,449,198	(9,146,069)	15,645,415	25,781,201
(2,353,521)	4,773,163	24,483,002	1,677,425	29,969,585	62,946,158

—	—	—	—	(31,067,358)	(12,952,977)
(464,072)	(560,114)	(11,366,450)	(10,741,672)	—	—
—	—	—	—	(8,635,691)	(2,929,260)
(221,783)	(258,844)	(1,404,944)	(1,469,882)	—	—
(685,855)	(818,958)	(12,771,394)	(12,211,554)	(39,703,049)	(15,882,237)

—	—	—	—	1,750,954	(44,518,699)
(6,435,393)	(9,966,960)	46,494,959	(20,521,897)	—	—
—	—	—	—	8,193,078	3,878,678
(2,269,449)	(4,341,869)	3,490,398	4,625,988	—	—
(8,704,842)	(14,308,829)	49,985,357	(15,895,909)	9,944,032	(40,640,021)
(11,744,218)	(10,354,624)	61,696,965	(26,430,038)	210,568	6,423,900

64,973,856	75,328,480	306,113,717	332,543,755	215,286,638	208,862,738
$ 53,229,638	$ 64,973,856	$ 367,810,682	$ 306,113,717	$ 215,497,206	$ 215,286,638

The accompanying notes are an integral part of the financial statements.
109

MML Series Investment Fund (Continued)

Statements of Changes in Net Assets

	MML VIP MFS® International Equity Fund (See Note 1)
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,185,220	$3,485,494
Net realized gain (loss)	21,568,166	7,894,222
Net change in unrealized appreciation (depreciation)	28,320,217	(8,664,202)
Net increase (decrease) in net assets resulting from operations	54,073,603	2,715,514
Distributions to shareholders (Note 2):
Class II	(6,306,452)	(3,481,078)
Service Class I	(616,583)	(143,734)
Total distributions	(6,923,035)	(3,624,812)
Net fund share transactions (Note 5):
Class II	(40,076,006)	(25,090,943)
Service Class I	9,378,409	15,087
Increase (decrease) in net assets from fund share transactions	(30,697,597)	(25,075,856)
Total increase (decrease) in net assets	16,452,971	(25,985,154)
Net assets
Beginning of year	223,553,630	249,538,784
End of year	$ 240,006,601	$ 223,553,630

The accompanying notes are an integral part of the financial statements.
110

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$8.32	$0.27	$0.58	$0.85	$(0.30)	$—	$(0.30)	$8.87	10.29%	$51,341	0.14%	3.17%
12/31/24	8.01	0.23	0.30	0.53	(0.22)	—	(0.22)	8.32	6.61%	57,989	0.14%	2.83%
12/31/23	8.05	0.19	0.68	0.87	(0.28)	(0.63)	(0.91)	8.01	11.65%	65,534	0.13%	2.30%
12/31/22	10.77	0.18	(1.72)	(1.54)	(0.38)	(0.80)	(1.18)	8.05	(14.74%)	67,320	0.13%	1.94%
12/31/21	10.34	0.22	0.66	0.88	(0.13)	(0.32)	(0.45)	10.77	8.60%	86,161	0.12%	2.05%
Service Class
12/31/25	$8.21	$0.25	$0.56	$0.81	$(0.27)	$—	$(0.27)	$8.75	9.98%	$156,428	0.39%	2.99%
12/31/24	7.90	0.21	0.30	0.51	(0.20)	—	(0.20)	8.21	6.41%	182,135	0.39%	2.58%
12/31/23	7.95	0.16	0.68	0.84	(0.26)	(0.63)	(0.89)	7.90	11.32%	212,455	0.38%	2.06%
12/31/22	10.64	0.15	(1.69)	(1.54)	(0.35)	(0.80)	(1.15)	7.95	(14.91%)	232,827	0.38%	1.66%
12/31/21	10.22	0.19	0.65	0.84	(0.10)	(0.32)	(0.42)	10.64	8.33%	314,582	0.37%	1.75%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate[x]	31%	14%	14%	21%	28%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
111

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Balanced Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$8.65	$0.26	$0.69	$0.95	$(0.27)	$(0.01)	$(0.28)	$9.32	11.10%	$68,203	0.14%	2.84%
12/31/24	8.22	0.22	0.41	0.63	(0.20)	—	(0.20)	8.65	7.70%	71,830	0.13%	2.57%
12/31/23	8.26	0.17	0.79	0.96	(0.28)	(0.72)	(1.00)	8.22	12.47%	77,063	0.13%	2.10%
12/31/22	10.88	0.16	(1.72)	(1.56)	(0.36)	(0.70)	(1.06)	8.26	(14.73%)	80,987	0.13%	1.76%
12/31/21	10.32	0.20	0.82	1.02	(0.14)	(0.32)	(0.46)	10.88	9.98%	106,757	0.12%	1.88%
Service Class
12/31/25	$8.55	$0.23	$0.69	$0.92	$(0.25)	$(0.01)	$(0.26)	$9.21	10.80%	$205,099	0.39%	2.57%
12/31/24	8.13	0.19	0.41	0.60	(0.18)	—	(0.18)	8.55	7.37%	219,357	0.38%	2.28%
12/31/23	8.17	0.15	0.78	0.93	(0.25)	(0.72)	(0.97)	8.13	12.26%	252,382	0.38%	1.85%
12/31/22	10.77	0.14	(1.71)	(1.57)	(0.33)	(0.70)	(1.03)	8.17	(14.97%)	267,476	0.38%	1.52%
12/31/21	10.22	0.17	0.81	0.98	(0.11)	(0.32)	(0.43)	10.77	9.70%	363,021	0.37%	1.62%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate[x]	29%	14%	12%	16%	25%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
112

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$9.04	$0.23	$0.83	$1.06	$(0.26)	$—	$(0.26)	$9.84	11.83%	$184,092	0.12%	2.44%
12/31/24	8.48	0.20	0.55	0.75	(0.19)	—	(0.19)	9.04	8.87%	200,430	0.12%	2.24%
12/31/23	8.59	0.16	0.94	1.10	(0.30)	(0.91)	(1.21)	8.48	13.90%	211,139	0.12%	1.88%
12/31/22	11.54	0.16	(1.84)	(1.68)	(0.34)	(0.93)	(1.27)	8.59	(14.97%)	212,502	0.12%	1.64%
12/31/21	10.84	0.18	1.11	1.29	(0.16)	(0.43)	(0.59)	11.54	11.99%	284,654	0.11%	1.60%
Service Class
12/31/25	$8.90	$0.20	$0.82	$1.02	$(0.23)	$—	$(0.23)	$9.69	11.57%	$713,876	0.37%	2.19%
12/31/24	8.35	0.17	0.55	0.72	(0.17)	—	(0.17)	8.90	8.58%	802,890	0.37%	1.93%
12/31/23	8.47	0.14	0.93	1.07	(0.28)	(0.91)	(1.19)	8.35	13.62%	955,873	0.37%	1.60%
12/31/22	11.38	0.13	(1.80)	(1.67)	(0.31)	(0.93)	(1.24)	8.47	(15.12%)	1,044,314	0.37%	1.37%
12/31/21	10.70	0.15	1.09	1.24	(0.13)	(0.43)	(0.56)	11.38	11.67%	1,461,553	0.36%	1.36%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate[x]	27%	12%	13%	15%	21%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
113

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$7.87	$0.15	$0.85	$1.00	$(0.17)	$(0.34)	$(0.51)	$8.36	12.99%	$330,289	0.12%	1.88%
12/31/24	7.21	0.14	0.65	0.79	(0.12)	(0.01)	(0.13)	7.87	10.93%	340,085	0.12%	1.76%
12/31/23	7.38	0.11	0.97	1.08	(0.23)	(1.02)	(1.25)	7.21	15.98%	345,439	0.12%	1.52%
12/31/22	10.11	0.11	(1.61)	(1.50)	(0.24)	(0.99)	(1.23)	7.38	(15.30%)	337,615	0.12%	1.35%
12/31/21	9.38	0.14	1.19	1.33	(0.16)	(0.44)	(0.60)	10.11	14.33%	443,650	0.12%	1.36%
Service Class
12/31/25	$7.77	$0.13	$0.83	$0.96	$(0.15)	$(0.34)	$(0.49)	$8.24	12.60%	$561,922	0.37%	1.64%
12/31/24	7.13	0.11	0.64	0.75	(0.10)	(0.01)	(0.11)	7.77	10.50%	570,767	0.37%	1.50%
12/31/23	7.30	0.09	0.97	1.06	(0.21)	(1.02)	(1.23)	7.13	15.83%	604,363	0.37%	1.27%
12/31/22	10.00	0.09	(1.59)	(1.50)	(0.21)	(0.99)	(1.20)	7.30	(15.45%)	583,458	0.37%	1.10%
12/31/21	9.29	0.11	1.17	1.28	(0.13)	(0.44)	(0.57)	10.00	13.93%	763,680	0.37%	1.10%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate[x]	26%	14%	11%	15%	27%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
114

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Aggressive Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$9.12	$0.12	$1.16	$1.28	$(0.14)	$(0.29)	$(0.43)	$9.97	14.17%	$59,921	0.16%	1.28%
12/31/24	8.33	0.11	0.95	1.06	(0.10)	(0.17)	(0.27)	9.12	12.74%	58,693	0.16%	1.21%
12/31/23	8.26	0.09	1.32	1.41	(0.26)	(1.08)	(1.34)	8.33	18.32%	58,623	0.15%	1.09%
12/31/22	11.70	0.10	(1.90)	(1.80)	(0.21)	(1.43)	(1.64)	8.26	(15.90%)	54,729	0.16%	1.02%
12/31/21	10.58	0.12	1.63	1.75	(0.15)	(0.48)	(0.63)	11.70	16.65%	73,193	0.14%	1.05%
Service Class
12/31/25	$8.89	$0.10	$1.13	$1.23	$(0.12)	$(0.29)	$(0.41)	$9.71	13.91%	$64,562	0.41%	1.03%
12/31/24	8.12	0.08	0.94	1.02	(0.08)	(0.17)	(0.25)	8.89	12.54%	63,694	0.41%	0.95%
12/31/23	8.08	0.07	1.29	1.36	(0.24)	(1.08)	(1.32)	8.12	17.97%	70,520	0.40%	0.81%
12/31/22	11.48	0.07	(1.86)	(1.79)	(0.18)	(1.43)	(1.61)	8.08	(16.13%)	68,519	0.41%	0.79%
12/31/21	10.39	0.09	1.60	1.69	(0.12)	(0.48)	(0.60)	11.48	16.40%	95,028	0.39%	0.78%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate[x]	28%	18%	15%	23%	37%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
115

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[u]	Net investment income (loss) to average daily net assets
Service Class I
12/31/25	$16.93	$(0.08)	$3.35	$3.27	$—	$(1.27)	$(1.27)	$18.93	19.66%	$345,322	0.69%	(0.45%)
12/31/24	13.96	(0.02)	4.23	4.21	—	(1.24)	(1.24)	16.93	31.11%	293,709	0.68%	(0.10%)
12/31/23	12.15	(0.01)	4.29	4.28	(0.21)	(2.26)	(2.47)	13.96	37.96%	247,407	0.68%	(0.08%)
12/31/22	22.52	(0.02)	(6.38)	(6.40)	(0.08)	(3.89)	(3.97)	12.15	(30.29%)	195,283	0.69%	(0.11%)
12/31/21	19.56	(0.05)	4.20	4.15	—	(1.19)	(1.19)	22.52	21.48%	292,504	0.68%	(0.21%)

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate[x]	11%	9%	11%	10%	13%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

u
The fund does not directly bear expenses of the Master Fund (as defined in Note 1) which are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.

x	Amount does not include the portfolio activity of the Master Fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
116

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML American Funds Core Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Service Class I
12/31/25	$10.87	$0.16	$1.38	$1.54	$(0.22)	$(0.63)	$(0.85)	$11.56	14.54%	$548,886	0.73%	N/A	1.45%
12/31/24	10.06	0.18	1.02	1.20	(0.20)	(0.19)	(0.39)	10.87	11.87%	581,458	0.72%	0.72%[l]	1.64%
12/31/23	10.38	0.17	1.19	1.36	(0.43)	(1.25)	(1.68)	10.06	14.37%	671,962	0.72%	0.72%[l]	1.63%
12/31/22	13.22	0.19	(1.98)	(1.79)	(0.26)	(0.79)	(1.05)	10.38	(13.70%)	704,868	0.72%	0.61%	1.62%
12/31/21	12.16	0.13	1.42	1.55	(0.17)	(0.32)	(0.49)	13.22	12.85%	933,788	0.71%	0.65%	1.00%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate[x]	49%	10%	8%	19%	11%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
117

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$20.15	$(0.05)	$3.55	$3.50	$(4.00)	$(4.00)	$19.65	18.47%	$287,831	0.78%	(0.27%)
12/31/24	16.00	(0.04)	5.62	5.58	(1.43)	(1.43)	20.15	35.63%	306,266	0.77%	(0.23%)
12/31/23	10.70	(0.02)	5.32	5.30	—	—	16.00	49.53%	297,761	0.78%	(0.18%)
12/31/22	21.62	(0.04)	(8.02)	(8.06)	(2.86)	(2.86)	10.70	(39.50%)	243,726	0.78%	(0.28%)
12/31/21	20.51	(0.10)	3.48	3.38	(2.27)	(2.27)	21.62	16.34%	425,249	0.77%	(0.44%)
Service Class
12/31/25	$18.35	$(0.09)	$3.21	$3.12	$(4.00)	$(4.00)	$17.47	18.19%	$188,664	1.03%	(0.52%)
12/31/24	14.70	(0.08)	5.16	5.08	(1.43)	(1.43)	18.35	35.38%	184,661	1.02%	(0.48%)
12/31/23	9.86	(0.05)	4.89	4.84	—	—	14.70	49.09%	154,963	1.03%	(0.43%)
12/31/22	20.28	(0.07)	(7.49)	(7.56)	(2.86)	(2.86)	9.86	(39.65%)	116,192	1.03%	(0.53%)
12/31/21	19.40	(0.14)	3.29	3.15	(2.27)	(2.27)	20.28	16.08%	203,439	1.02%	(0.69%)

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	18%	16%	10%	24%	41%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
118

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waiver[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$10.10	$0.17	$1.24	$1.41	$(0.14)	$(0.95)	$(1.09)	$10.42	14.45%	$372,681	0.79%	0.79%[l]	1.67%
12/31/24	9.89	0.18	0.98	1.16	(0.22)	(0.73)	(0.95)	10.10	11.67%	256,858	0.79%	0.78%	1.71%
12/31/23	10.10	0.20	0.68	0.88	(0.24)	(0.85)	(1.09)	9.89	9.54%	278,158	0.79%	0.76%	2.01%
12/31/22	12.38	0.22	(0.64)	(0.42)	(0.21)	(1.65)	(1.86)	10.10	(3.57%)	305,370	0.79%	0.76%	1.92%
12/31/21	10.28	0.18	2.43	2.61	(0.27)	(0.24)	(0.51)	12.38	25.58%	368,999	0.78%	0.75%	1.57%
Service Class
12/31/25	$9.89	$0.14	$1.21	$1.35	$(0.12)	$(0.95)	$(1.07)	$10.17	14.10%	$87,022	1.04%	1.04%[l]	1.41%
12/31/24	9.70	0.15	0.97	1.12	(0.20)	(0.73)	(0.93)	9.89	11.41%	67,189	1.04%	1.03%	1.46%
12/31/23	9.92	0.17	0.67	0.84	(0.21)	(0.85)	(1.06)	9.70	9.28%	71,234	1.04%	1.01%	1.77%
12/31/22	12.19	0.19	(0.63)	(0.44)	(0.18)	(1.65)	(1.83)	9.92	(3.82%)	78,419	1.04%	1.01%	1.67%
12/31/21	10.14	0.15	2.39	2.54	(0.25)	(0.24)	(0.49)	12.19	25.18%	88,588	1.03%	1.00%	1.32%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	37%	19%	15%	15%	21%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
119

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
12/31/25	$35.95	$0.30	$5.50	$5.80	$(0.40)	$(6.36)	$(6.76)	$34.99	17.36%	$56,566	0.44%	0.83%
12/31/24	30.08	0.32	6.96	7.28	(0.34)	(1.07)	(1.41)	35.95	24.44%	57,424	0.42%	0.96%
12/31/23	26.73	0.35	6.22	6.57	(0.38)	(2.84)	(3.22)	30.08	25.75%	55,380	0.43%	1.23%
12/31/22	35.26	0.35	(6.73)	(6.38)	(0.31)	(1.84)	(2.15)	26.73	(18.50%)	47,938	0.43%	1.18%
12/31/21	29.07	0.31	7.77	8.08	(0.43)	(1.46)	(1.89)	35.26	28.19%	65,271	0.42%	0.96%
Class II
12/31/25	$35.88	$0.35	$5.50	$5.85	$(0.46)	$(6.36)	$(6.82)	$34.91	17.57%	$277,768	0.29%	0.98%
12/31/24	30.03	0.37	6.94	7.31	(0.39)	(1.07)	(1.46)	35.88	24.59%	265,152	0.27%	1.10%
12/31/23	26.69	0.40	6.21	6.61	(0.43)	(2.84)	(3.27)	30.03	25.93%	229,066	0.28%	1.38%
12/31/22	35.22	0.39	(6.70)	(6.31)	(0.38)	(1.84)	(2.22)	26.69	(18.35%)	191,941	0.28%	1.32%
12/31/21	29.04	0.36	7.76	8.12	(0.48)	(1.46)	(1.94)	35.22	28.37%	299,922	0.27%	1.11%
Class III
12/31/25	$35.79	$0.40	$5.48	$5.88	$(0.52)	$(6.36)	$(6.88)	$34.79	17.71%	$321,043	0.14%	1.13%
12/31/24	29.94	0.42	6.94	7.36	(0.44)	(1.07)	(1.51)	35.79	24.82%	291,824	0.12%	1.26%
12/31/23	26.63	0.44	6.19	6.63	(0.48)	(2.84)	(3.32)	29.94	26.10%	335,587	0.13%	1.53%
12/31/22	35.15	0.44	(6.70)	(6.26)	(0.42)	(1.84)	(2.26)	26.63	(18.23%)	274,717	0.13%	1.48%
12/31/21	28.98	0.41	7.74	8.15	(0.52)	(1.46)	(1.98)	35.15	28.54%	359,612	0.12%	1.26%
Service Class I
12/31/25	$33.85	$0.19	$5.16	$5.35	$(0.28)	$(6.36)	$(6.64)	$32.56	17.07%	$27,531	0.69%	0.58%
12/31/24	28.38	0.22	6.55	6.77	(0.23)	(1.07)	(1.30)	33.85	24.09%	28,455	0.67%	0.71%
12/31/23	25.35	0.27	5.88	6.15	(0.28)	(2.84)	(3.12)	28.38	25.44%	33,270	0.68%	0.97%
12/31/22	33.55	0.26	(6.39)	(6.13)	(0.23)	(1.84)	(2.07)	25.35	(18.69%)	34,664	0.68%	0.92%
12/31/21	27.76	0.22	7.40	7.62	(0.37)	(1.46)	(1.83)	33.55	27.86%	52,483	0.67%	0.71%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	2%	2%	2%	2%	3%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
120

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class II
12/31/25	$7.47	$0.04	$0.52	$0.56	$(0.07)	$(0.97)	$(1.04)	$6.99	7.90%	$209,656	0.90%	0.53%
12/31/24	7.16	0.06	0.68	0.74	(0.08)	(0.35)	(0.43)	7.47	10.09%	237,220	0.88%	0.75%
12/31/23	7.24	0.07	0.59	0.66	(0.07)	(0.67)	(0.74)	7.16	9.88%	266,763	0.87%	0.93%
12/31/22	8.30	0.06	(0.45)	(0.39)	(0.07)	(0.60)	(0.67)	7.24	(4.69%)	288,336	0.86%	0.85%
12/31/21	7.25	0.07	1.51	1.58	(0.08)	(0.45)	(0.53)	8.30	22.25%	338,277	0.87%	0.89%
Service Class I
12/31/25	$7.07	$0.02	$0.50	$0.52	$(0.05)	$(0.97)	$(1.02)	$6.57	7.75%	$18,591	1.15%	0.27%
12/31/24	6.80	0.04	0.64	0.68	(0.06)	(0.35)	(0.41)	7.07	9.78%	21,297	1.13%	0.50%
12/31/23	6.91	0.05	0.57	0.62	(0.06)	(0.67)	(0.73)	6.80	9.69%	22,935	1.12%	0.68%
12/31/22	7.96	0.04	(0.44)	(0.40)	(0.05)	(0.60)	(0.65)	6.91	(5.02%)	22,509	1.12%	0.60%
12/31/21	6.98	0.05	1.45	1.50	(0.07)	(0.45)	(0.52)	7.96	21.88%	22,988	1.12%	0.64%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	40%	44%	15%	24%	34%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
121

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$9.57	$0.23	$2.83	$3.06	$(0.29)	$(0.48)	$(0.77)	$11.86	32.60%	$158,602	0.92%	N/A	2.13%
12/31/24	9.53	0.21	0.14	0.35	(0.31)	—	(0.31)	9.57	3.46%	153,983	0.96%	0.96%[k]	2.16%
12/31/23	8.32	0.20	1.14	1.34	(0.13)	—	(0.13)	9.53	16.22%	170,360	0.95%	0.94%	2.22%
12/31/22	11.04	0.22	(1.88)	(1.66)	(0.37)	(0.69)	(1.06)	8.32	(14.58%)	175,988	0.95%	0.93%	2.40%
12/31/21	10.02	0.22	1.09	1.31	(0.29)	—	(0.29)	11.04	13.04%	237,547	0.94%	0.92%	1.99%
Service Class
12/31/25	$9.50	$0.20	$2.81	$3.01	$(0.26)	$(0.48)	$(0.74)	$11.77	32.36%	$11,577	1.17%	N/A	1.82%
12/31/24	9.47	0.19	0.12	0.31	(0.28)	—	(0.28)	9.50	3.12%	8,671	1.21%	1.21%[k]	1.91%
12/31/23	8.27	0.18	1.13	1.31	(0.11)	—	(0.11)	9.47	15.97%	9,250	1.20%	1.19%	1.98%
12/31/22	10.98	0.19	(1.87)	(1.68)	(0.34)	(0.69)	(1.03)	8.27	(14.87%)	8,819	1.20%	1.19%	2.06%
12/31/21	9.95	0.19	1.10	1.29	(0.26)	—	(0.26)	10.98	12.95%	8,063	1.19%	1.17%	1.72%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	12%	12%	14%	10%	16%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
122

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Fundamental Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/25	$11.49	$0.05	$1.74	$1.79	$(0.06)	$(1.24)	$(1.30)	$11.98	16.15%	$326,077	0.80%	0.80%[l]	0.39%
12/31/24	10.19	0.06	2.32	2.38	(0.09)	(0.99)	(1.08)	11.49	23.71%	112,239	0.81%	N/A	0.51%
12/31/23	8.36	0.07	1.85	1.92	(0.09)	—	(0.09)	10.19	23.00%	119,336	0.81%	N/A	0.71%
12/31/22	12.55	0.07	(2.50)	(2.43)	(0.06)	(1.70)	(1.76)	8.36	(20.24%)	147,522	0.81%	N/A	0.75%
12/31/21	10.73	0.09	2.81	2.90	(0.06)	(1.02)	(1.08)	12.55	27.67%	220,586	0.81%	N/A	0.77%
Service Class I
12/31/25	$10.82	$0.01	$1.65	$1.66	$(0.04)	$(1.24)	$(1.28)	$11.20	15.90%	$44,727	1.05%	1.05%[l]	0.10%
12/31/24	9.66	0.03	2.19	2.22	(0.07)	(0.99)	(1.06)	10.82	23.36%	26,129	1.06%	N/A	0.26%
12/31/23	7.93	0.04	1.76	1.80	(0.07)	—	(0.07)	9.66	22.76%	22,506	1.06%	N/A	0.46%
12/31/22	12.01	0.05	(2.39)	(2.34)	(0.04)	(1.70)	(1.74)	7.93	(20.44%)	19,691	1.06%	N/A	0.50%
12/31/21	10.31	0.06	2.70	2.76	(0.04)	(1.02)	(1.06)	12.01	27.38%	25,154	1.06%	N/A	0.52%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	63%	40%	61%	56%	56%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
123

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
12/31/25	$4.21	$0.01	$0.95	$0.96	$(0.01)	$(0.13)	$(0.14)	$5.03	23.00%	$186,533	0.81%	0.81%[l]	0.15%
12/31/24	4.25	0.03	0.22	0.25	(0.05)	(0.24)	(0.29)	4.21	5.60%	86,182	0.87%	N/A	0.80%
12/31/23	4.00	0.04	0.52	0.56	(0.04)	(0.27)	(0.31)	4.25	14.51%	93,239	0.83%	N/A	0.99%
12/31/22	14.85	0.06	(2.61)	(2.55)	(0.19)	(8.11)	(8.30)	4.00	(17.78%)	103,424	0.85%	N/A	0.80%
12/31/21	13.96	0.09	2.30	2.39	(0.14)	(1.36)	(1.50)	14.85	17.32%	151,785	0.80%	N/A	0.61%
Class II
12/31/25	$4.59	$0.00[d]	$1.06	$1.06	$(0.02)	$(0.13)	$(0.15)	$5.50	23.11%	$280,103	0.81%	0.81%[l]	(0.01%)
12/31/24	4.61	0.04	0.23	0.27	(0.05)	(0.24)	(0.29)	4.59	5.59%	14,337	0.87%	N/A	0.81%
12/31/23	4.32	0.04	0.56	0.60	(0.04)	(0.27)	(0.31)	4.61	14.37%	15,621	0.83%	N/A	0.99%
12/31/22	15.27	0.06	(2.68)	(2.62)	(0.22)	(8.11)	(8.33)	4.32	(17.71%)	15,307	0.85%	N/A	0.81%
12/31/21	14.31	0.09	2.37	2.46	(0.14)	(1.36)	(1.50)	15.27	17.42%	20,021	0.80%	N/A	0.57%
Service Class I
12/31/25	$3.95	$(0.01)bb	$0.90	$0.89	$(0.01)	$(0.13)	$(0.14)	$4.70	22.69%	$71,861	1.06%	1.06%[l]	(0.17%)
12/31/24	4.00	0.02	0.21	0.23	(0.04)	(0.24)	(0.28)	3.95	5.46%	20,580	1.12%	N/A	0.55%
12/31/23	3.79	0.03	0.48	0.51	(0.03)	(0.27)	(0.30)	4.00	14.08%	21,662	1.08%	N/A	0.74%
12/31/22	14.62	0.04	(2.58)	(2.54)	(0.18)	(8.11)	(8.29)	3.79	(18.00%)	19,731	1.10%	N/A	0.54%
12/31/21	13.76	0.05	2.28	2.33	(0.11)	(1.36)	(1.47)	14.62	17.16%	19,585	1.05%	N/A	0.32%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	71%	19%	10%	14%	9%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
124

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$9.83	$0.16	$1.08	$1.24	$(0.19)	$(2.03)	$(2.22)	$8.85	13.34%	$101,661	0.72%	1.73%
12/31/24	10.06	0.17	1.32	1.49	(0.24)	(1.48)	(1.72)	9.83	14.90%	106,081	0.73%	1.59%
12/31/23	10.82	0.19	0.67	0.86	(0.23)	(1.39)	(1.62)	10.06	9.19%	127,837	0.71%	1.80%
12/31/22	12.41	0.18	(0.25)	(0.07)	(0.18)	(1.34)	(1.52)	10.82	(0.31%)	188,904	0.70%	1.59%
12/31/21	10.00	0.15	2.47	2.62	(0.21)	—	(0.21)	12.41	26.27%	221,734	0.69%	1.29%
Service Class
12/31/25	$9.57	$0.14	$1.04	$1.18	$(0.16)	$(2.03)	$(2.19)	$8.56	13.11%	$29,723	0.97%	1.48%
12/31/24	9.84	0.14	1.28	1.42	(0.21)	(1.48)	(1.69)	9.57	14.55%	29,236	0.98%	1.35%
12/31/23	10.61	0.16	0.66	0.82	(0.20)	(1.39)	(1.59)	9.84	8.98%	28,234	0.96%	1.59%
12/31/22	12.20	0.15	(0.25)	(0.10)	(0.15)	(1.34)	(1.49)	10.61	(0.59%)	28,427	0.95%	1.35%
12/31/21	9.84	0.12	2.43	2.55	(0.19)	—	(0.19)	12.20	25.94%	31,557	0.94%	1.07%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	33%	29%	26%	21%	28%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
125

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$13.51	$0.06	$1.21	$1.27	$(0.03)	$(3.82)	$(3.85)	$10.93	10.65%	$78,099	0.83%	0.46%
12/31/24	12.23	0.03	1.76	1.79	(0.08)	(0.43)	(0.51)	13.51	14.85%	81,661	1.18%	0.21%
12/31/23	13.33	0.08	1.52	1.60	(0.08)	(2.62)	(2.70)	12.23	12.87%	80,913	1.06%	0.61%
12/31/22	15.23	0.07	(1.90)	(1.83)	(0.07)	—	(0.07)	13.33	(12.05%)	83,308	1.08%	0.50%
12/31/21	13.78	0.06	1.53	1.59	(0.14)	—	(0.14)	15.23	11.54%	114,646	0.99%	0.39%
Service Class
12/31/25	$13.40	$0.03	$1.19	$1.22	$—	$(3.82)	$(3.82)	$10.80	10.37%	$15,053	1.08%	0.21%
12/31/24	12.12	(0.01)bb	1.77	1.76	(0.05)	(0.43)	(0.48)	13.40	14.56%	16,685	1.43%	(0.04%)
12/31/23	13.22	0.05	1.51	1.56	(0.04)	(2.62)	(2.66)	12.12	12.59%	17,363	1.31%	0.36%
12/31/22	15.10	0.03	(1.88)	(1.85)	(0.03)	—	(0.03)	13.22	(12.27%)	19,280	1.34%	0.25%
12/31/21	13.67	0.02	1.52	1.54	(0.11)	—	(0.11)	15.10	11.26%	25,982	1.24%	0.14%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	2%	6%	2%	8%	5%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
126

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$11.33	$(0.02)	$0.49	$0.47	$ —	$(1.85)	$(1.85)	$9.95	4.35%	$311,015	0.82%	0.82%[l]	(0.18%)
12/31/24	10.78	(0.03)	1.21	1.18	—	(0.63)	(0.63)	11.33	11.16%	243,733	0.83%	N/A	(0.26%)
12/31/23	8.79	(0.01)	2.00	1.99	—	—	—	10.78	22.64%	251,300	0.82%	N/A	(0.15%)
12/31/22	16.52	(0.03)	(3.89)	(3.92)	—	(3.81)	(3.81)	8.79	(25.11%)	229,303	0.82%	N/A	(0.23%)
12/31/21	18.10	(0.07)	2.48	2.41	—	(3.99)	(3.99)	16.52	13.21%	343,781	0.80%	N/A	(0.38%)
Service Class
12/31/25	$10.03	$(0.04)	$0.43	$0.39	$—	$(1.85)	$(1.85)	$8.57	4.10%	$68,812	1.07%	1.07%[l]	(0.44%)
12/31/24	9.64	(0.05)	1.07	1.02	—	(0.63)	(0.63)	10.03	10.82%	80,946	1.08%	N/A	(0.51%)
12/31/23	7.88	(0.03)	1.79	1.76	—	—	—	9.64	22.34%	87,772	1.07%	N/A	(0.40%)
12/31/22	15.34	(0.05)	(3.60)	(3.65)	—	(3.81)	(3.81)	7.88	(25.31%)	81,012	1.07%	N/A	(0.47%)
12/31/21	17.09	(0.11)	2.35	2.24	—	(3.99)	(3.99)	15.34	12.99%	118,139	1.05%	N/A	(0.63%)

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	72%	44%	39%	32%	33%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
127

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$10.85	$(0.02)	$0.82	$0.80	$(0.04)	$—	$(0.04)	$11.61	7.34%	$113,979	1.11%	1.08%	(0.19%)
12/31/24	9.84	(0.01)	1.03	1.02	(0.01)	—	(0.01)	10.85	10.29%	123,205	1.11%	1.08%	(0.05%)
12/31/23	8.42	0.01	1.41	1.42	—	—	—	9.84	16.84%	126,158	1.11%	1.08%	0.13%
12/31/22	15.26	(0.01)	(3.26)	(3.27)	—	(3.57)	(3.57)	8.42	(23.15%)	116,615	1.13%	1.10%	(0.07%)
12/31/21	16.86	(0.09)	1.31	1.22	—	(2.82)	(2.82)	15.26	7.31%	165,781	1.10%	1.07%	(0.50%)
Service Class
12/31/25	$9.27	$(0.04)	$0.69	$0.65	$(0.01)	$—	$(0.01)	$9.91	7.07%	$23,938	1.36%	1.33%	$(0.44%)
12/31/24	8.42	(0.03)	0.88	0.85	—	—	—	9.27	10.01%	25,394	1.36%	1.33%	(0.30%)
12/31/23	7.23	(0.01)bb	1.20	1.19	—	—	—	8.42	16.55%	25,011	1.36%	1.33%	(0.12%)
12/31/22	13.73	(0.03)	(2.90)	(2.93)	—	(3.57)	(3.57)	7.23	(23.35%)	22,650	1.38%	1.35%	(0.32%)
12/31/21	15.48	(0.11)	1.18	1.07	—	(2.82)	(2.82)	13.73	7.04%	32,665	1.35%	1.32%	(0.75%)

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	67%	46%	39%	68%	73%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
128

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$9.20	$0.07	$0.16	$0.23	$(0.08)	$(1.02)	$(1.10)	$8.33	2.40%	$97,733	0.82%	0.86%
12/31/24	8.97	0.08	0.84	0.92	(0.08)	(0.61)	(0.69)	9.20	10.29%	106,271	0.83%	0.84%
12/31/23	8.88	0.08	1.30	1.38	(0.10)	(1.19)	(1.29)	8.97	17.12%	112,463	0.82%	0.90%
12/31/22	14.72	0.12	(2.23)	(2.11)	(0.16)	(3.57)	(3.73)	8.88	(15.69%)	109,598	0.83%	1.06%
12/31/21	10.94	0.13	3.79	3.92	(0.14)	—	(0.14)	14.72	35.94%	149,280	0.81%	0.99%
Service Class
12/31/25	$8.98	$0.05	$0.16	$0.21	$(0.06)	$(1.02)	$(1.08)	$8.11	2.17%	$21,564	1.07%	0.61%
12/31/24	8.78	0.05	0.82	0.87	(0.06)	(0.61)	(0.67)	8.98	9.89%	22,559	1.08%	0.59%
12/31/23	8.71	0.06	1.28	1.34	(0.08)	(1.19)	(1.27)	8.78	16.89%	24,607	1.07%	0.65%
12/31/22	14.51	0.09	(2.19)	(2.10)	(0.13)	(3.57)	(3.70)	8.71	(15.89%)	23,434	1.08%	0.81%
12/31/21	10.79	0.10	3.74	3.84	(0.12)	—	(0.12)	14.51	35.64%	29,951	1.06%	0.77%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	65%	55%	49%	42%	50%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
129

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Sustainable Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$16.65	$0.10	$1.72	$1.82	$(0.16)	$(1.77)	$(1.93)	$16.54	11.50%	$86,607	0.56%	0.60%
12/31/24	14.72	0.13	2.78	2.91	(0.17)	(0.81)	(0.98)	16.65	19.94%	93,268	0.57%	0.78%
12/31/23	17.25	0.18	3.46	3.64	(0.19)	(5.98)	(6.17)	14.72	24.51%	91,796	0.56%	1.09%
12/31/22	24.54	0.18	(4.18)	(4.00)	(0.20)	(3.09)	(3.29)	17.25	(17.01%)	83,958	0.57%	0.90%
12/31/21	20.53	0.17	5.35	5.52	(0.20)	(1.31)	(1.51)	24.54	27.14%	112,894	0.56%	0.74%
Service Class
12/31/25	$16.33	$0.06	$1.69	$1.75	$(0.11)	$(1.77)	$(1.88)	$16.20	11.32%	$50,393	0.81%	0.35%
12/31/24	14.46	0.08	2.73	2.81	(0.13)	(0.81)	(0.94)	16.33	19.60%	51,143	0.82%	0.53%
12/31/23	17.03	0.14	3.40	3.54	(0.13)	(5.98)	(6.11)	14.46	24.20%	50,474	0.81%	0.84%
12/31/22	24.26	0.13	(4.12)	(3.99)	(0.15)	(3.09)	(3.24)	17.03	(17.20%)	46,580	0.82%	0.66%
12/31/21	20.33	0.10	5.29	5.39	(0.15)	(1.31)	(1.46)	24.26	26.78%	60,966	0.81%	0.44%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	30%	29%	29%	81%	12%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
130

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP American Century Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$8.12	$0.14	$0.58	$0.72	$(0.22)	$(0.58)	$(0.80)	$8.04	8.97%	$192,246	0.89%	1.77%
12/31/24	7.90	0.15	0.53	0.68	(0.15)	(0.31)	(0.46)	8.12	8.53%	207,331	0.89%	1.86%
12/31/23	9.17	0.16	0.27	0.43	(0.24)	(1.46)	(1.70)	7.90	5.97%	223,312	0.89%	1.88%
12/31/22	12.58	0.19	(0.38)	(0.19)	(0.26)	(2.96)	(3.22)	9.17	(1.33%)	247,316	0.90%	1.76%
12/31/21	10.59	0.17	2.28	2.45	(0.18)	(0.28)	(0.46)	12.58	23.31%	295,384	0.88%	1.39%
Service Class
12/31/25	$7.83	$0.12	$0.55	$0.67	$(0.20)	$(0.58)	$(0.78)	$7.72	8.62%	$42,098	1.14%	1.52%
12/31/24	7.63	0.13	0.51	0.64	(0.13)	(0.31)	(0.44)	7.83	8.29%	43,930	1.14%	1.61%
12/31/23	8.91	0.14	0.26	0.40	(0.22)	(1.46)	(1.68)	7.63	5.70%	46,075	1.14%	1.63%
12/31/22	12.31	0.16	(0.37)	(0.21)	(0.23)	(2.96)	(3.19)	8.91	(1.56%)	50,294	1.15%	1.52%
12/31/21	10.38	0.14	2.22	2.36	(0.15)	(0.28)	(0.43)	12.31	22.95%	55,704	1.13%	1.16%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	67%	53%	44%	70%	46%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
131

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP American Century Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/25	$9.02	$0.10	$(0.40)	$(0.30)	$(0.11)	$—	$(0.11)	$8.61	(3.39%)	$34,243	1.06%	0.99%	1.21%
12/31/24	8.52	0.11	0.50	0.61	(0.11)	—	(0.11)	9.02	7.18%	42,682	1.10%	0.97%	1.25%
12/31/23	7.43	0.09	1.10	1.19	(0.08)	(0.02)	(0.10)	8.52	16.14%	49,994	1.07%	0.92%	1.20%
12/31/22	17.91	0.10	(2.20)	(2.10)	(0.03)	(8.35)	(8.38)	7.43	(14.78%)	51,032	1.08%	0.93%	0.87%
12/31/21	15.25	0.03	3.77	3.80	(0.06)	(1.08)	(1.14)	17.91	25.47%	67,627	1.05%	0.98%	0.16%
Service Class I
12/31/25	$8.22	$0.08	$(0.37)	$(0.29)	$(0.09)	$—	$(0.09)	$7.84	(3.60%)	$18,987	1.31%	1.24%	0.96%
12/31/24	7.77	0.08	0.46	0.54	(0.09)	—	(0.09)	8.22	6.97%	22,292	1.35%	1.22%	1.00%
12/31/23	6.78	0.07	1.00	1.07	(0.06)	(0.02)	(0.08)	7.77	15.92%	25,335	1.32%	1.17%	0.95%
12/31/22	17.15	0.07	(2.09)	(2.02)	—	(8.35)	(8.35)	6.78	(15.06%)	24,640	1.33%	1.18%	0.63%
12/31/21	14.66	(0.01)bb	3.61	3.60	(0.03)	(1.08)	(1.11)	17.15	25.12%	30,943	1.30%	1.23%	(0.08%)

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	40%	39%	44%	42%	127%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
132

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Fidelity Institutional AM® Core Plus Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class II
12/31/25	$8.73	$0.35	$0.29	$0.64	$(0.31)	$—	$(0.31)	$9.06	7.41%	$321,133	0.61%	3.85%
12/31/24	9.03	0.35	(0.30)	0.05	(0.35)	—	(0.35)	8.73	0.47%	264,460	0.63%	3.93%
12/31/23	8.78	0.34	0.13	0.47	(0.22)	—	(0.22)	9.03	5.45%	294,153	0.63%	3.82%
12/31/22	10.47	0.22	(1.75)	(1.53)	(0.16)	—	(0.16)	8.78	(14.70%)	256,760	0.64%	2.37%
12/31/21	11.28	0.12	(0.25)	(0.13)	(0.20)	(0.48)	(0.68)	10.47	(1.19%)	354,653	0.61%	1.12%
Service Class I
12/31/25	$8.61	$0.32	$0.28	$0.60	$(0.29)	$—	$(0.29)	$8.92	7.03%	$46,678	0.86%	3.60%
12/31/24	8.91	0.32	(0.29)	0.03	(0.33)	—	(0.33)	8.61	0.26%	41,653	0.88%	3.68%
12/31/23	8.66	0.31	0.13	0.44	(0.19)	—	(0.19)	8.91	5.20%	38,390	0.88%	3.56%
12/31/22	10.32	0.20	(1.73)	(1.53)	(0.13)	—	(0.13)	8.66	(14.90%)	37,985	0.89%	2.13%
12/31/21	11.14	0.09	(0.25)	(0.16)	(0.18)	(0.48)	(0.66)	10.32	(1.51%)	50,391	0.86%	0.87%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	546%	514%	492%	417%	441%
Portfolio turnover excluding TBA transactions	418%	380%	320%	255%	264%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
133

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Loomis Sayles Large Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$17.20	$(0.03)	$2.49	$2.46	$—	$(3.40)	$(3.40)	$16.26	15.09%	169,810	0.70%	0.70%[k]	(0.19%)
12/31/24	13.90	(0.03)	4.60	4.57	—	(1.27)	(1.27)	17.20	34.09%	175,412	0.70%	N/A	(0.17%)
12/31/23	9.81	(0.02)	4.99	4.97	—	(0.88)	(0.88)	13.90	51.71%	180,077	0.69%	N/A	(0.20%)
12/31/22	15.04	(0.01)	(4.04)	(4.05)	—	(1.18)	(1.18)	9.81	(27.55%)	132,218	0.72%	N/A	(0.12%)
12/31/21	13.98	(0.01)	2.59	2.58	(0.01)	(1.51)	(1.52)	15.04	18.41%	196,928	0.70%	N/A	(0.10%)
Service Class
12/31/25	$16.02	$(0.07)	$2.30	$2.23	$—	$(3.40)	$(3.40)	$14.85	14.74%	$45,687	0.95%	0.95%[k]	$(0.44%)
12/31/24	13.05	(0.06)	4.30	4.24	—	(1.27)	(1.27)	16.02	33.77%	39,875	0.95%	N/A	(0.43%)
12/31/23	9.27	(0.05)	4.71	4.66	—	(0.88)	(0.88)	13.05	51.37%	28,785	0.94%	N/A	(0.45%)
12/31/22	14.33	(0.04)	(3.84)	(3.88)	—	(1.18)	(1.18)	9.27	(27.73%)	17,968	0.98%	N/A	(0.37%)
12/31/21	13.41	(0.05)	2.48	2.43	—	(1.51)	(1.51)	14.33	18.08%	25,902	0.95%	N/A	(0.33%)

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	2%	14%	8%	25%	21%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
134

MML Series Investment Fund (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP MFS® International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/25	$10.20	$0.21	$2.38	$2.59	$(0.17)	$(0.18)	$(0.35)	$12.44	25.54%	$217,490	1.03%	0.92%	1.78%
12/31/24	10.27	0.16	(0.06)	0.10	(0.17)	—	(0.17)	10.20	0.84%	213,641	1.06%	0.96%	1.48%
12/31/23	8.78	0.15	1.47	1.62	(0.13)	—	(0.13)	10.27	18.51%	239,571	1.05%	0.95%	1.56%
12/31/22	11.08	0.13	(1.83)	(1.70)	(0.11)	(0.49)	(0.60)	8.78	(15.10%)	204,861	1.08%	0.98%	1.39%
12/31/21	9.98	0.14	1.03	1.17	(0.07)	—	(0.07)	11.08	11.77%	249,038	1.05%	0.97%	1.32%
Service Class I
12/31/25	$10.08	$0.17	$2.36	$2.53	$(0.17)	$(0.18)	$(0.35)	$12.26	25.20%	$22,517	1.28%	1.17%	$1.44%
12/31/24	10.15	0.13	(0.05)	0.08	(0.15)	—	(0.15)	10.08	0.66%	9,913	1.31%	1.21%	1.21%
12/31/23	8.68	0.12	1.46	1.58	(0.11)	—	(0.11)	10.15	18.27%	9,967	1.30%	1.20%	1.28%
12/31/22	10.96	0.10	(1.81)	(1.71)	(0.08)	(0.49)	(0.57)	8.68	(15.35%)	8,051	1.33%	1.23%	1.12%
12/31/21	9.88	0.12	1.02	1.14	(0.06)	—	(0.06)	10.96	11.49%	8,452	1.29%	1.22%	1.09%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	64%	19%	23%	19%	75%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
135

Notes to Financial Statements

1.	The Funds
MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML Conservative Allocation Fund (“Conservative Allocation Fund”)
MML Balanced Allocation Fund (“Balanced Allocation Fund”)
MML Moderate Allocation Fund (“Moderate Allocation Fund”)
MML Growth Allocation Fund (“Growth Allocation Fund”)
MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)
MML American Funds Growth Fund
MML American Funds Core Allocation Fund
MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)
MML Equity Income Fund (“Equity Income Fund”)
MML Equity Index Fund (“Equity Index Fund”)
MML Focused Equity Fund (“Focused Equity Fund”)
MML Foreign Fund (“Foreign Fund”)
MML Fundamental Equity Fund (“Fundamental Equity Fund”)
MML Global Fund (“Global Fund”)
MML Income & Growth Fund (“Income & Growth Fund”)
MML Managed Volatility Fund (“Managed Volatility Fund”)
MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)
MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)
MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)
MML Sustainable Equity Fund (“Sustainable Equity Fund”)
MML VIP American Century Mid Cap Value Fund* (formerly known as MML Mid Cap Value Fund) (“Mid Cap Value Fund”)
MML VIP American Century Small Company Value Fund* (formerly known as MML Small Company Value Fund) (“Small Company Value Fund”)
MML VIP Fidelity Institutional AM® Core Plus Bond Fund** (formerly known as MML Total Return Bond Fund) (“Core Plus Bond Fund”)
MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund) (“Large Cap Growth Fund”)
MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund) (“International Equity Fund”)
*	The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.
**	Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds

136

Notes to Financial Statements (Continued)
(together, the “MML Underlying Funds”). The financial statements included herein are those of the Funds. The financial statements of the applicable MML Underlying Funds that are not Funds of the Trust are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at https://www.sec.gov or by calling MML Advisers at 1-888-309-3539.
MML American Funds Growth Fund (the “Feeder Fund”) invests all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (the “Master Fund”). The Master Fund is an open-end investment company and organized as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Summary Investment Portfolio, are provided separately and should be read in conjunction with the Feeder Fund’s financial statements. As of December 31, 2025, the MML American Funds Growth Fund owned 0.63% of the Master Fund. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”). The SEC file number for the American Funds Insurance Series is 811-03857. Additional information related to the Master Fund’s and American Underlying Funds’ financial reports can be located on the SEC’s EDGAR database on its website at https://www.sec.gov.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Effective January 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Advisers acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other

137

Notes to Financial Statements (Continued)
days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.
The net asset value of each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.
The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC’s EDGAR database on its website at https://www.sec.gov.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds and certain Underlying Funds or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

138

Notes to Financial Statements (Continued)
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of December 31, 2025. The Focused Equity Fund and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2025. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The following is the aggregate value by input level, as of December 31, 2025, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Blue Chip Growth Fund
Asset Investments
Common Stock	$474,402,094	$841,190*	$—	$475,243,284
Corporate Debt	—	951,606	—	951,606
Short-Term Investments	117	1,421,700	—	1,421,817
Total Investments	$474,402,211	$3,214,496	$—	$477,616,707
Core Plus Bond Fund
Asset Investments
Bank Loans	$—	$2,726,908	$—	$2,726,908
Corporate Debt	—	108,734,885	—	108,734,885
Non-U.S. Government Agency Obligations	—	23,445,033	—	23,445,033
U.S. Government Agency Obligations and Instrumentalities	—	60,947,597	—	60,947,597

139

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Core Plus Bond Fund (Continued)
Asset Investments (Continued)
U.S. Treasury Obligations	$—	$180,679,418	$—	$180,679,418
Preferred Stock	118,554	—	—	118,554
Short-Term Investments	2,223,198	12,820,531	—	15,043,729
Total Investments	$2,341,752	$389,354,372	$—	$391,696,124
Liability Investments
Forward Sales Commitments	$—	$(2,028,281)	$—	$(2,028,281)
Equity Income Fund
Asset Investments
Common Stock	$432,574,336	$22,087,716*	$—	$454,662,052
Preferred Stock	3,444,508	—	—	3,444,508
Short-Term Investments	2,007,986	1,110,581	—	3,118,567
Total Investments	$438,026,830	$23,198,297	$—	$461,225,127
Equity Index Fund
Asset Investments
Common Stock	$676,509,126	$—	$—	$676,509,126
Exchange-Traded Funds	1,456,867	—	—	1,456,867
Short-Term Investments	49,624	4,694,458	—	4,744,082
Total Investments	$678,015,617	$4,694,458	$—	$682,710,075
Asset Derivatives
Futures Contracts	$4,581	$—	$—	$4,581
Foreign Fund
Asset Investments
Common Stock*
Australia	$—	$6,267,222	$—	$6,267,222
Belgium	—	3,878,714	—	3,878,714
Canada	2,030,462	—	—	2,030,462
China	—	2,079,112	—	2,079,112
Denmark	—	1,112,327	—	1,112,327
France	—	19,045,801	—	19,045,801
Germany	—	20,175,992	—	20,175,992
Hong Kong	—	3,357,373	—	3,357,373
Ireland	2,472,672	2,825,040	—	5,297,712
Israel	1,503,036	—	—	1,503,036
Italy	—	1,152,966	—	1,152,966
Japan	—	35,306,795	—	35,306,795
Luxembourg	—	2,037,093	—	2,037,093
Netherlands	39,680	7,191,067	—	7,230,747
Norway	—	4,239,413	—	4,239,413
Republic of Korea	—	3,283,765	—	3,283,765
Singapore	—	2,641,617	—	2,641,617
Sweden	—	4,411,118	—	4,411,118
Switzerland	—	3,385,294	—	3,385,294
United Kingdom	—	22,731,086	—	22,731,086
United States	2,476,920	16,994,564	—	19,471,484
Preferred Stock*
Germany	—	1,127,863	—	1,127,863
Short-Term Investments	1,118,228	383,921	—	1,502,149
Total Investments	$9,640,998	$163,628,143	$—	$173,269,141

140

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Fundamental Equity Fund
Asset Investments
Common Stock	$363,867,352	$4,621,155*	$—	$368,488,507
Short-Term Investments	—	2,517,808	—	2,517,808
Total Investments	$363,867,352	$7,138,963	$—	$371,006,315
Global Fund
Asset Investments
Common Stock*
Brazil	$2,882,406	$—	$—	$2,882,406
Canada	13,206,784	—	—	13,206,784
China	6,923,932	5,356,244	—	12,280,176
France	—	31,662,680	—	31,662,680
Germany	—	12,823,810	—	12,823,810
India	11,144,266	—	—	11,144,266
Italy	—	6,413,244	—	6,413,244
Japan	—	10,401,176	—	10,401,176
Netherlands	—	12,854,194	—	12,854,194
Spain	—	3,887,996	—	3,887,996
Sweden	—	6,342,269	—	6,342,269
Switzerland	—	11,090,659	—	11,090,659
Taiwan	—	26,576,237	—	26,576,237
United States	365,877,530	—	—	365,877,530
Short-Term Investments	1,743,362	12,642,371	—	14,385,733
Total Investments	$401,778,280	$140,050,880	$—	$541,829,160
Income & Growth Fund
Asset Investments
Common Stock	$130,228,503	$—	$—	$130,228,503
Short-Term Investments	1,303,405	1,124,189	—	2,427,594
Total Investments	$131,531,908	$1,124,189	$—	$132,656,097
International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$1,934,784	$—	$1,934,784
Canada	6,439,045	—	—	6,439,045
China	—	5,532,532	—	5,532,532
Denmark	—	4,854,105	—	4,854,105
Finland	—	3,120,838	—	3,120,838
France	—	37,557,616	—	37,557,616
Germany	—	17,093,463	—	17,093,463
Hong Kong	—	5,594,923	—	5,594,923
India	1,900,316	—	—	1,900,316
Ireland	—	5,219,378	—	5,219,378
Israel	3,357,708	—	—	3,357,708
Italy	4,648,964	6,461,759	—	11,110,723
Japan	—	47,094,928	—	47,094,928
Netherlands	—	4,566,832	—	4,566,832
Portugal	—	1,452,932	—	1,452,932
Singapore	—	2,856,063	—	2,856,063
Spain	—	2,944,804	—	2,944,804
Switzerland	—	14,415,131	—	14,415,131
Taiwan	—	6,692,913	—	6,692,913

141

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
International Equity Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
United Kingdom	$—	$27,233,363	$—	$27,233,363
United States	606,327	26,356,541	—	26,962,868
Short-Term Investments	282,912	586,384	—	869,296
Total Investments	$17,235,272	$221,569,289	$—	$238,804,561
Large Cap Growth Fund
Asset Investments
Common Stock	$211,878,284	$2,062,284	$—	$213,940,568
Short-Term Investments	1,421,138	1,595,532	—	3,016,670
Total Investments	$213,299,422	$3,657,816	$—	$216,957,238
Managed Volatility Fund
Asset Investments
Common Stock	$92,844,376	$—	$—	$92,844,376
Corporate Debt	—	—	—+	—
Purchased Options	522,232	—	—	522,232
Rights	—	—	—+	—
Short-Term Investments	—	718,488	—	718,488
Total Investments	$93,366,608	$718,488	$—	$94,085,096
Liability Derivatives
Written Options	$(701,955)	$—	$—	$(701,955)
Mid Cap Growth Fund
Asset Investments
Common Stock	$365,759,973	$—	$—	$365,759,973
Short-Term Investments	218,404	13,434,235	—	13,652,639
Total Investments	$365,978,377	$13,434,235	$—	$379,412,612
Mid Cap Value Fund
Asset Investments
Common Stock	$207,418,511	$17,004,792*	$—	$224,423,303
Preferred Stock	—	1,982,587*	—	1,982,587
Short-Term Investments	—	6,473,561	—	6,473,561
Total Investments	$207,418,511	$25,460,940	$—	$232,879,451
Asset Derivatives
Forward Contracts	$—	$18,231	$—	$18,231
Liability Derivatives
Forward Contracts	$—	$(42,906)	$—	$(42,906)
Small Cap Growth Equity Fund
Asset Investments
Common Stock	$136,852,005	$243,901*	$—	$137,095,906
Rights	—	—	4,591	4,591
Exchange-Traded Funds	617,861	—	—	617,861
Short-Term Investments	836,191	1,181,207	—	2,017,398
Total Investments	$138,306,057	$1,425,108	$4,591	$139,735,756

142

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Small Company Value Fund
Asset Investments
Common Stock	$52,591,251	$458,112*	$—	$53,049,363
Short-Term Investments	331,076	136,449	—	467,525
Total Investments	$52,922,327	$594,561	$—	$53,516,888
Asset Derivatives
Forward Contracts	$—	$61	$—	$61
Liability Derivatives
Forward Contracts	$—	$(3,125)	$—	$(3,125)
Sustainable Equity Fund
Asset Investments
Common Stock	$136,147,337	$483,150*	$—	$136,630,487
Exchange-Traded Funds	235,619	—	—	235,619
Short-Term Investments	—	316,864	—	316,864
Total Investments	$136,382,956	$800,014	$—	$137,182,970
Asset Derivatives
Forward Contracts	$—	$568	$—	$568

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of December 31, 2025.
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis, amounts due to custodian, and payables for forward sale commitments. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of December 31, 2025.
The Funds, with the exception of the Small Cap Growth Equity Fund, had no Level 3 transfers during the year ended December 31, 2025. The Small Cap Growth Equity Fund had Level 3 transfers during the year ended December 31, 2025; however, none of the transfers individually or collectively had a material impact on the Small Cap Growth Equity Fund.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

143

Notes to Financial Statements (Continued)
At December 31, 2025, and during the year then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Core Plus Bond Fund
Realized Gain (Loss)#
Purchased Options	$—	$—	$(345,454)	$(345,454)
Forward Contracts	—	(230,939)	—	(230,939)
Futures Contracts	—	—	1,284,049	1,284,049
Swap Agreements	—	—	199,759	199,759
Total Realized Gain (Loss)	$—	$(230,939)	$1,138,354	$907,415
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(313,325)	$—	$(313,325)
Futures Contracts	—	—	(92,707)	(92,707)
Swap Agreements	—	—	(161,415)	(161,415)
Total Change in Appreciation (Depreciation)	$—	$(313,325)	$(254,122)	$(567,447)
Equity Index Fund
Asset Derivatives
Futures Contracts^^	$4,581	$—	$—	$4,581
Realized Gain (Loss)#
Futures Contracts	$153,565	$—	$—	$153,565
Change in Appreciation (Depreciation)##
Futures Contracts	$72,917	$—	$—	$72,917
Managed Volatility Fund
Asset Derivatives
Purchased Options*,^^^	$522,232	$—	$—	$522,232
Liability Derivatives
Written Options^,^^^	$(701,955)	$—	$—	$(701,955)
Realized Gain (Loss)#
Purchased Options	$(1,308,606)	$—	$—	$(1,308,606)
Written Options	(3,381,528)	—	—	(3,381,528)
Total Realized Gain (Loss)	$(4,690,134)	$—	$—	$(4,690,134)
Change in Appreciation (Depreciation)##
Purchased Options	$(421,014)	$—	$—	$(421,014)
Written Options	(216,203)	—	—	(216,203)
Total Change in Appreciation (Depreciation)	$(637,217)	$—	$—	$(637,217)
Mid Cap Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$18,231	$—	$18,231
Liability Derivatives
Forward Contracts^,^^^	$—	$(42,906)	$—	$(42,906)
Realized Gain (Loss)#
Forward Contracts	$—	$(1,387,823)	$—	$(1,387,823)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(255,239)	$—	$(255,239)

144

Notes to Financial Statements (Continued)

	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Small Company Value Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$61	$—	$61
Liability Derivatives
Forward Contracts^,^^^	$—	$(3,125)	$—	$(3,125)
Realized Gain (Loss)#
Forward Contracts	$—	$(50,918)	$—	$(50,918)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(7,694)	$—	$(7,694)
Sustainable Equity Fund
Asset Derivatives
Forward Contracts*,^^^	$—	$568	$—	$568
Realized Gain (Loss)#
Forward Contracts	$—	$(89,504)	$—	$(89,504)
Change in Appreciation (Depreciation)##
Forward Contracts	$—	$(17,427)	$—	$(17,427)

*	Statements of Assets and Liabilities location: Investments, at value, or open forward contracts, as applicable.
^	Statements of Assets and Liabilities location: Open forward contracts, or written options outstanding, at value, as applicable.
^^
Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents exchange-traded purchased and written options or forward contracts, which are not subject to a master netting agreement or similar agreement, as applicable.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

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Notes to Financial Statements (Continued)
For the year ended December 31, 2025, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Core Plus Bond Fund	Equity Index Fund	Managed Volatility Fund	Mid Cap Value Fund	Small Company Value Fund	Sustainable Equity Fund
Futures Contracts:
Average number of contracts - long	580	13
Average number of contracts - short	64
Forward Contracts:
Average notional amounts purchased - in USD	$1,552,444			$1,497,682	$79,582	$331,183
Average notional amounts sold - in USD	$8,106,501			$18,583,667	$519,726	$960,498
Swap Agreements:
Interest Rate Swaps:
Average notional amounts	$2,201,000
Options:
Average shares/units outstanding of Purchased Options			142
Average notional amounts of Purchased Swaptions	$48,539,667
Average shares/units outstanding of Written Options			149

Further details regarding the derivatives and other investments held by the Fund(s) during the year ended December 31, 2025, are discussed below.
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.

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Notes to Financial Statements (Continued)
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

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Notes to Financial Statements (Continued)
Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset

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Notes to Financial Statements (Continued)
by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

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Notes to Financial Statements (Continued)
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser,  such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees

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Notes to Financial Statements (Continued)
to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
At December 31, 2025, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds

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Notes to Financial Statements (Continued)
may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of December 31, 2025.
Securities Lending
Each Fund, other than the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

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Notes to Financial Statements (Continued)
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the year ended December 31, 2025, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
In addition, each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds or the Master Fund. Because the Underlying Funds have varied expense and fee levels, and the Allocation Funds and MML American Funds Core Allocation Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each of the Allocation Funds and MML American Funds Core Allocation Fund will vary.
Foreign Securities
Each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are

153

Notes to Financial Statements (Continued)
subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Dividends and Distributions to Shareholders
Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rates shown in the following table.

Fund	Investment Advisory Fee	Investment Subadviser(s)
Conservative Allocation Fund	0.10%	N/A
Balanced Allocation Fund	0.10%	N/A
Moderate Allocation Fund	0.10%	N/A
Growth Allocation Fund	0.10%	N/A
Aggressive Allocation Fund	0.10%	N/A
MML American Funds Growth Fund	0.15% on the first $500 million; and 0.125% on assets over $500 million	N/A
MML American Funds Core Allocation Fund	0.20% on the first $750 million; and 0.175% on assets over $750 million	N/A
Blue Chip Growth Fund	0.75% on the first $400 million; and 0.70% on assets over $400 million	T. Rowe Price Associates, Inc.
Core Plus Bond Fund[a]	0.40% on the first $500 million; and 0.38% on assets over $500 million	FIAM LLC
Equity Income Fund	0.75% on the first $500 million; and 0.70% on assets over $500 million	T. Rowe Price Associates, Inc.
Equity Index Fund[b]	0.10% on the first $500 million; and 0.08% on assets over $500 million	BlackRock Investment Management, LLC
Focused Equity Fund	0.70% on the first $250 million; and 0.60% on assets over $250 million	Wellington Management Company LLP

154

Notes to Financial Statements (Continued)

Fund	Investment Advisory Fee	Investment Subadviser(s)
Foreign Fund	0.86% on the first $500 million; and 0.82% on assets over $500 million	Thompson, Siegel & Walmsley LLC
Fundamental Equity Fund	0.60% on the first $250 million; and 0.58% on assets over $250 million	Invesco Advisers, Inc.
Global Fund[c]	0.60% on the first $500 million; and 0.55% on assets over $500 million	Invesco Advisers, Inc.
Income & Growth Fund	0.65% on the first $500 million; and 0.60% on assets over $500 million	Barrow, Hanley, Mewhinney & Strauss, LLC
International Equity Fund[d]	0.80% on the first $250 million; and 0.75% on assets over $250 million	Massachusetts Financial Services Company
Large Cap Growth Fund	0.65% on the first $500 million; and 0.60% on assets over $500 million	Loomis, Sayles & Company, L.P.
Managed Volatility Fund	0.75% on the first $500 million; and 0.70% on assets over $500 million	Gateway Investment Advisers, LLC
Mid Cap Growth Fund[e,f]	0.77% on the first $500 million; and 0.75% on assets over $500 million	T. Rowe Price Associates, Inc.
Mid Cap Value Fund	0.84% on the first $500 million; and 0.80% on assets over $500 million	American Century Investment Management, Inc.
Small Cap Growth Equity Fund	1.04% on the first $200 million; and 1.00% on assets over $200 million	Wellington Management Company LLP
Small Company Value Fund	0.80% on the first $150 million; and 0.70% on assets over $150 million	American Century Investment Management, Inc.
Small/Mid Cap Value Fund	0.75% on the first $500 million; and 0.70% on assets over $500 million	AllianceBernstein L.P.
Sustainable Equity Fund	0.50% on the first $500 million; and 0.475% on assets over $500 million	American Century Investment Management, Inc.

a	Effective November 14, 2025, FIAM LLC replaced Metropolitan West Asset Management, LLC.
b	Effective April 25, 2025, BlackRock Investment Management, LLC replaced Northern Trust Investments, Inc.
c	Effective April 25, 2025, Invesco Advisers, Inc. replaced Massachusetts Financial Services Company.
d	Effective November 14, 2025, Harris Associates L.P. was removed as a subadviser to the Fund.
e	Effective April 25, 2025, Wellington Management Company LLP was removed as a subadviser to the Fund.
f	T. Rowe Price Investment Management, Inc. serves as a sub-subadviser to the Fund.
MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the preceding table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.
The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees.

155

Notes to Financial Statements (Continued)
Administration Fees
For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some Fund-specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
MML American Funds Growth Fund	N/A	N/A	N/A	0.25%
MML American Funds Core Allocation Fund	N/A	N/A	N/A	0.25%
Core Plus Bond Fund	N/A	0.15%	N/A	0.15%
Equity Index Fund	0.30%	0.15%	None	0.30%
Focused Equity Fund	N/A	0.15%	N/A	0.15%
Fundamental Equity Fund	N/A	0.15%	N/A	0.15%
Global Fund	0.15%	0.15%	N/A	0.15%
International Equity Fund	N/A	0.15%	N/A	0.15%
Small Company Value Fund	N/A	0.15%	N/A	0.15%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Small Company Value Fund	0.99%	1.24%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective November 14, 2025, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Initial Class	Service Class	Class II	Service Class I
Fundamental Equity Fund	N/A	N/A	0.80%	1.05%
Mid Cap Growth Fund	0.83%	1.08%	N/A	N/A

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

156

Notes to Financial Statements (Continued)
Effective November 14, 2025, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
International Equity Fund	0.93%	1.18%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
For the period April 25, 2025 through November 13, 2025, MML Advisers had agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
International Equity Fund	1.25%	1.50%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective April 25, 2025, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Initial Class	Service Class
Equity Income Fund	0.80%	1.05%
Large Cap Growth Fund	0.70%	0.95%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective April 25, 2025, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class II	Service Class I
Global Fund	0.81%	0.81%	1.06%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

157

Notes to Financial Statements (Continued)
MML Advisers has agreed to waive 0.10% of the investment advisory fee of the International Equity Fund through April 30, 2026.
MML Advisers has agreed to waive 0.03% of the investment advisory fee of the Small Cap Growth Equity Fund through April 30, 2026.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Affiliated Brokerage Commissions
The Fund(s) listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Fund’s investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Blue Chip Growth Fund	$276
Equity Income Fund	1,485
Focused Equity Fund	452
Fundamental Equity Fund	1,352
Global Fund	3
International Equity Fund	5
Mid Cap Growth Fund	3,114
Small Cap Growth Fund	3,286

Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the year ended December 31, 2025, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Focused Equity Fund	$253
Foreign Fund	2,478
Fundamental Equity Fund	752
Income & Growth Fund	15
Large Cap Growth Fund	1,334
Managed Volatility Fund	127
Mid Cap Growth Fund	489
Small Cap Growth Equity Fund	1,662
Small/Mid Cap Value Fund	10,554

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

158

Notes to Financial Statements (Continued)
4. Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) and in Underlying Funds or the Master Fund, for the year ended December 31, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$—	$70,378,046	$—	$106,306,241
Balanced Allocation Fund	—	81,807,907	—	103,729,594
Moderate Allocation Fund	—	256,436,735	—	374,011,715
Growth Allocation Fund	—	231,321,082	—	259,293,115
Aggressive Allocation Fund	—	35,631,581	—	34,505,186
MML American Funds Growth Fund	—	52,105,168	—	33,945,027
MML American Funds Core Allocation Fund	—	277,161,858	—	341,098,650
Blue Chip Growth Fund	—	83,754,656	—	180,394,135
Core Plus Bond Fund	1,951,917,109	196,322,372	1,950,533,850	173,610,225
Equity Income Fund	—	236,611,660	—	154,637,015
Equity Index Fund	—	14,764,913	—	73,600,022
Focused Equity Fund	—	96,022,899	—	141,323,840
Foreign Fund	—	20,313,084	—	47,059,879
Fundamental Equity Fund	—	316,178,301	—	107,689,302
Global Fund	—	554,074,545	—	225,380,204
Income & Growth Fund	—	43,207,977	—	60,082,730
International Equity Fund	—	150,799,608	—	183,154,079
Large Cap Growth Fund	—	4,871,789	—	35,606,172
Managed Volatility Fund	—	1,799,831	—	21,754,026
Mid Cap Growth Fund	—	252,810,174	—	219,546,904
Mid Cap Value Fund	—	159,310,162	—	194,548,607
Small Cap Growth Equity Fund	—	91,829,664	—	109,452,464
Small Company Value Fund	—	23,197,088	—	32,189,610
Small/Mid Cap Value Fund	—	77,862,262	—	89,793,710
Sustainable Equity Fund	—	41,331,409	—	63,410,565

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The cross trades disclosed in the table below are included within the respective purchases and sales amounts shown in the table above, as applicable.

	Purchases	Sales	Realized Gains/Losses
Equity Income Fund	$196,145	$—	$—
Mid Cap Growth Fund	—	65,947	(35,761)
Mid Cap Value Fund	35,000	11,434	(7,113)
Small Cap Growth Equity Fund	175,963	99,078	(57,790)

159

Notes to Financial Statements (Continued)
5. Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Conservative Allocation Fund Initial Class
Sold	228,607	$1,955,649	176,374	$1,477,401
Issued as reinvestment of dividends	205,372	1,770,310	188,411	1,584,538
Redeemed	(1,616,008)	(13,852,061)	(1,576,025)	(12,989,371)
Net increase (decrease)	(1,182,029)	$(10,126,102)	(1,211,240)	$(9,927,432)
Conservative Allocation Fund Service Class
Sold	1,237,025	$10,446,146	1,151,525	$9,386,379
Issued as reinvestment of dividends	627,208	5,337,535	556,553	4,619,386
Redeemed	(6,177,641)	(52,419,277)	(6,401,548)	(52,198,952)
Net increase (decrease)	(4,313,408)	$(36,635,596)	(4,693,470)	$(38,193,187)
Balanced Allocation Fund Initial Class
Sold	221,362	$1,974,208	549,617	$4,655,558
Issued as reinvestment of dividends	234,721	2,121,877	200,726	1,752,341
Redeemed	(1,439,141)	(12,887,891)	(1,822,164)	(15,559,873)
Net increase (decrease)	(983,058)	$(8,791,806)	(1,071,821)	$(9,151,974)
Balanced Allocation Fund Service Class
Sold	823,556	$7,262,714	991,486	$8,419,395
Issued as reinvestment of dividends	654,733	5,853,310	567,491	4,897,445
Redeemed	(4,861,045)	(42,978,077)	(6,965,949)	(58,895,751)
Net increase (decrease)	(3,382,756)	$(29,862,053)	(5,406,972)	$(45,578,911)
Moderate Allocation Fund Initial Class
Sold	253,665	$2,389,739	676,316	$6,007,591
Issued as reinvestment of dividends	534,988	5,098,441	484,611	4,409,963
Redeemed	(4,252,239)	(39,993,131)	(3,896,193)	(34,689,392)
Net increase (decrease)	(3,463,586)	$(32,504,951)	(2,735,266)	$(24,271,838)
Moderate Allocation Fund Service Class
Sold	550,283	$5,157,571	1,571,848	$13,626,952
Issued as reinvestment of dividends	1,933,752	18,157,930	1,814,481	16,257,753
Redeemed	(19,010,138)	(176,370,491)	(27,698,262)	(242,615,420)
Net increase (decrease)	(16,526,103)	$(153,054,990)	(24,311,933)	$(212,730,715)
Growth Allocation Fund Initial Class
Sold	291,839	$2,379,751	585,732	$4,496,529
Issued as reinvestment of dividends	2,489,084	20,086,912	725,690	5,718,438
Redeemed	(6,486,523)	(52,817,611)	(5,958,679)	(45,831,414)
Net increase (decrease)	(3,705,600)	$(30,350,948)	(4,647,257)	$(35,616,447)
Growth Allocation Fund Service Class
Sold	961,318	$7,692,033	1,334,499	$10,156,092
Issued as reinvestment of dividends	4,182,432	33,333,985	1,077,686	8,395,177
Redeemed	(10,477,742)	(83,950,679)	(13,742,587)	(104,233,895)
Net increase (decrease)	(5,333,992)	$(42,924,661)	(11,330,402)	$(85,682,626)

160

Notes to Financial Statements (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Aggressive Allocation Fund Initial Class
Sold	273,185	$2,607,435	431,966	$3,862,898
Issued as reinvestment of dividends	266,776	2,563,719	195,113	1,775,525
Redeemed	(967,255)	(9,221,601)	(1,229,963)	(11,038,863)
Net increase (decrease)	(427,294)	$(4,050,447)	(602,884)	$(5,400,440)
Aggressive Allocation Fund Service Class
Sold	475,246	$4,476,918	344,215	$2,991,386
Issued as reinvestment of dividends	290,248	2,716,725	213,093	1,892,264
Redeemed	(1,282,087)	(11,948,528)	(2,072,506)	(18,035,816)
Net increase (decrease)	(516,593)	$(4,754,885)	(1,515,198)	$(13,152,166)
MML American Funds Growth Fund Service Class I
Sold	2,389,821	$43,087,337	2,119,827	$33,858,785
Issued as reinvestment of dividends	1,174,824	21,170,332	1,325,364	20,251,569
Redeemed	(2,678,884)	(47,473,151)	(3,817,617)	(59,859,286)
Net increase (decrease)	885,761	$16,784,518	(372,426)	$(5,748,932)
MML American Funds Core Allocation Fund Service Class I
Sold	1,202,557	$13,427,061	1,843,560	$19,851,303
Issued as reinvestment of dividends	3,621,284	40,051,400	1,984,574	21,532,629
Redeemed	(10,824,720)	(121,889,395)	(17,105,497)	(182,128,127)
Net increase (decrease)	(6,000,879)	$(68,410,934)	(13,277,363)	$(140,744,195)
Blue Chip Growth Fund Initial Class
Sold	355,340	$7,012,024	874,900	$16,041,640
Issued as reinvestment of dividends	2,769,845	51,546,822	1,188,375	22,068,122
Redeemed	(3,674,576)	(74,634,247)	(5,480,252)	(102,761,815)
Net increase (decrease)	(549,391)	$(16,075,401)	(3,416,977)	$(64,652,053)
Blue Chip Growth Fund Service Class
Sold	565,792	$10,290,195	602,152	$10,371,883
Issued as reinvestment of dividends	2,215,440	36,687,685	824,774	13,955,171
Redeemed	(2,042,313)	(36,860,319)	(1,902,784)	(32,825,530)
Net increase (decrease)	738,919	$10,117,561	(475,858)	$(8,498,476)
Core Plus Bond Fund Class II
Sold	11,425,393	$102,692,016	3,859,996	$34,324,584
Issued as reinvestment of dividends	1,284,345	11,366,450	1,192,194	10,741,672
Redeemed	(7,530,354)	(67,563,507)	(7,342,849)	(65,588,153)
Net increase (decrease)	5,179,384	$46,494,959	(2,290,659)	$(20,521,897)
Core Plus Bond Fund Service Class I
Sold	1,042,127	$9,212,677	952,729	$8,341,166
Issued as reinvestment of dividends	161,117	1,404,944	165,341	1,469,882
Redeemed	(808,979)	(7,127,223)	(588,602)	(5,185,060)
Net increase (decrease)	394,265	$3,490,398	529,468	$4,625,988
Equity Income Fund Initial Class
Sold	12,985,208	$129,752,966	1,351,577	$13,975,279
Issued as reinvestment of dividends	3,775,877	37,532,218	2,322,975	23,787,262
Redeemed	(6,416,923)	(66,155,119)	(6,361,617)	(66,228,227)
Net increase (decrease)	10,344,162	$101,130,065	(2,687,065)	$(28,465,686)

161

Notes to Financial Statements (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Equity Income Fund Service Class
Sold	2,396,951	$23,523,808	324,501	$3,316,700
Issued as reinvestment of dividends	897,094	8,719,754	597,419	5,992,116
Redeemed	(1,531,916)	(15,439,306)	(1,469,727)	(15,109,011)
Net increase (decrease)	1,762,129	$16,804,256	(547,807)	$(5,800,195)
Equity Index Fund Class I
Sold	38,794	$1,377,466	53,743	$1,825,354
Issued as reinvestment of dividends	292,904	9,616,054	68,561	2,346,847
Redeemed	(312,693)	(11,096,431)	(365,890)	(12,493,079)
Net increase (decrease)	19,005	$(102,911)	(243,586)	$(8,320,878)
Equity Index Fund Class II
Sold	172,682	$6,035,245	382,612	$12,791,800
Issued as reinvestment of dividends	1,390,073	45,497,096	305,214	10,423,066
Redeemed	(994,669)	(36,738,835)	(927,097)	(30,877,440)
Net increase (decrease)	568,086	$14,793,506	(239,271)	$(7,662,574)
Equity Index Fund Class III
Sold	612,545	$21,451,766	264,078	$8,918,444
Issued as reinvestment of dividends	1,588,446	51,799,209	488,903	16,642,273
Redeemed	(1,128,404)	(40,375,087)	(3,806,586)	(129,738,790)
Net increase (decrease)	1,072,587	$32,875,888	(3,053,605)	$(104,178,073)
Equity Index Fund Service Class I
Sold	79,236	$2,670,072	83,684	$2,613,495
Issued as reinvestment of dividends	159,651	4,882,125	37,780	1,218,781
Redeemed	(234,048)	(7,876,385)	(453,372)	(14,406,099)
Net increase (decrease)	4,839	$(324,188)	(331,908)	$(10,573,823)
Focused Equity Fund Class II
Sold	263,757	$1,907,066	1,149,333	$8,665,017
Issued as reinvestment of dividends	4,326,616	29,334,460	1,834,612	13,979,743
Redeemed	(6,361,349)	(45,999,667)	(8,500,462)	(64,107,458)
Net increase (decrease)	(1,770,976)	$(14,758,141)	(5,516,517)	$(41,462,698)
Focused Equity Fund Service Class I
Sold	151,821	$1,046,991	193,242	$1,390,683
Issued as reinvestment of dividends	427,756	2,729,082	171,417	1,237,630
Redeemed	(759,613)	(5,201,841)	(727,696)	(5,215,113)
Net increase (decrease)	(180,036)	$(1,425,768)	(363,037)	$(2,586,800)
Foreign Fund Initial Class
Sold	308,333	$3,326,036	1,288,371	$12,542,527
Issued as reinvestment of dividends	943,139	10,383,964	489,603	4,989,052
Redeemed	(3,968,953)	(43,340,493)	(3,551,581)	(35,103,079)
Net increase (decrease)	(2,717,481)	$(29,630,493)	(1,773,607)	$(17,571,500)
Foreign Fund Service Class
Sold	297,012	$3,385,006	80,941	$779,360
Issued as reinvestment of dividends	65,741	718,547	25,590	259,227
Redeemed	(291,224)	(3,218,417)	(170,671)	(1,673,232)
Net increase (decrease)	71,529	$885,136	(64,140)	$(634,645)

162

Notes to Financial Statements (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Fundamental Equity Fund Class II
Sold	19,146,315	$225,937,006	286,189	$3,214,381
Issued as reinvestment of dividends	995,484	11,388,334	973,326	10,794,188
Redeemed	(2,686,714)	(31,588,043)	(3,201,488)	(36,188,296)
Net increase (decrease)	17,455,085	$205,737,297	(1,941,973)	$(22,179,727)
Fundamental Equity Fund Service Class I
Sold	1,959,733	$21,854,715	292,702	$3,086,083
Issued as reinvestment of dividends	284,333	3,045,202	226,778	2,369,835
Redeemed	(663,269)	(7,292,996)	(435,152)	(4,662,577)
Net increase (decrease)	1,580,797	$17,606,921	84,328	$793,341
Global Fund Class I
Sold	21,832,442	$92,486,347	1,313,563	$5,727,678
Issued as reinvestment of dividends	1,133,333	5,326,664	1,310,991	5,650,370
Redeemed	(6,350,577)	(29,993,906)	(4,104,560)	(17,894,891)
Net increase (decrease)	16,615,198	$67,819,105	(1,480,006)	$(6,516,843)
Global Fund Class II
Sold	50,069,033	$253,828,474	82,383	$389,405
Issued as reinvestment of dividends	569,718	2,928,352	185,046	869,718
Redeemed	(2,795,717)	(14,602,055)	(534,728)	(2,541,601)
Net increase (decrease)	47,843,034	$242,154,771	(267,299)	$(1,282,478)
Global Fund Service Class I
Sold	12,637,709	$50,186,206	280,589	$1,139,169
Issued as reinvestment of dividends	501,012	2,199,441	340,209	1,377,848
Redeemed	(3,047,379)	(13,571,648)	(823,020)	(3,379,538)
Net increase (decrease)	10,091,342	$38,813,999	(202,222)	$(862,521)
Income & Growth Fund Initial Class
Sold	202,711	$1,971,270	467,313	$4,687,977
Issued as reinvestment of dividends	2,515,411	21,531,916	1,871,236	18,300,690
Redeemed	(2,020,485)	(19,222,954)	(4,252,630)	(43,732,996)
Net increase (decrease)	697,637	$4,280,232	(1,914,081)	$(20,744,329)
Income & Growth Fund Service Class
Sold	324,240	$3,078,868	204,619	$2,055,625
Issued as reinvestment of dividends	753,407	6,238,214	472,134	4,499,439
Redeemed	(658,227)	(6,128,511)	(492,444)	(5,035,067)
Net increase (decrease)	419,420	$3,188,571	184,309	$1,519,997
International Equity Fund Class II
Sold	311,409	$3,591,212	2,205,055	$23,267,491
Issued as reinvestment of dividends	531,293	6,306,452	320,246	3,481,078
Redeemed	(4,307,220)	(49,973,670)	(4,906,787)	(51,839,512)
Net increase (decrease)	(3,464,518)	$(40,076,006)	(2,381,486)	$(25,090,943)
International Equity Fund Service Class I
Sold	1,168,875	$12,999,043	124,350	$1,291,193
Issued as reinvestment of dividends	52,654	616,583	13,383	143,734
Redeemed	(368,928)	(4,237,217)	(135,612)	(1,419,840)
Net increase (decrease)	852,601	$9,378,409	2,121	$15,087

163

Notes to Financial Statements (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Large Cap Growth Fund Initial Class
Sold	179,979	$3,015,649	1,002,892	$15,093,507
Issued as reinvestment of dividends	1,986,404	31,067,358	854,418	12,952,977
Redeemed	(1,918,390)	(32,332,053)	(4,612,328)	(72,565,183)
Net increase (decrease)	247,993	$1,750,954	(2,755,018)	$(44,518,699)
Large Cap Growth Fund Service Class
Sold	525,908	$8,186,754	531,089	$7,665,424
Issued as reinvestment of dividends	603,894	8,635,691	207,308	2,929,260
Redeemed	(543,006)	(8,629,367)	(454,615)	(6,716,006)
Net increase (decrease)	586,796	$8,193,078	283,782	$3,878,678
Managed Volatility Fund Initial Class
Sold	136,064	$1,869,890	505,454	$6,399,026
Issued as reinvestment of dividends	2,049,722	21,426,188	240,451	3,142,943
Redeemed	(1,085,259)	(13,353,634)	(1,321,328)	(17,282,907)
Net increase (decrease)	1,100,527	$9,942,444	(575,423)	$(7,740,938)
Managed Volatility Fund Service Class
Sold	66,256	$802,233	92,519	$1,171,062
Issued as reinvestment of dividends	400,493	4,137,290	47,287	613,168
Redeemed	(317,988)	(3,938,471)	(326,797)	(4,239,471)
Net increase (decrease)	148,761	$1,001,052	(186,991)	$(2,455,241)
Mid Cap Growth Fund Initial Class
Sold	11,955,342	$116,785,958	1,062,231	$11,880,246
Issued as reinvestment of dividends	3,624,585	35,702,166	1,220,093	13,408,823
Redeemed	(5,822,537)	(60,454,819)	(4,074,622)	(45,830,190)
Net increase (decrease)	9,757,390	$92,033,305	(1,792,298)	$(20,541,121)
Mid Cap Growth Fund Service Class
Sold	238,105	$2,212,060	286,498	$2,858,056
Issued as reinvestment of dividends	1,533,054	13,015,625	529,024	5,152,696
Redeemed	(1,807,134)	(16,932,332)	(1,852,554)	(18,576,624)
Net increase (decrease)	(35,975)	$(1,704,647)	(1,037,032)	$(10,565,872)
Mid Cap Value Fund Initial Class
Sold	789,979	$6,524,549	1,616,648	$13,059,944
Issued as reinvestment of dividends	2,317,570	18,586,910	1,457,961	11,955,281
Redeemed	(4,719,898)	(38,550,806)	(5,808,079)	(47,417,812)
Net increase (decrease)	(1,612,349)	$(13,439,347)	(2,733,470)	$(22,402,587)
Mid Cap Value Fund Service Class
Sold	394,451	$3,091,301	384,510	$3,019,568
Issued as reinvestment of dividends	519,644	4,006,457	307,509	2,432,394
Redeemed	(1,073,047)	(8,414,779)	(1,118,536)	(8,810,985)
Net increase (decrease)	(158,952)	$(1,317,021)	(426,517)	$(3,359,023)
Small Cap Growth Equity Fund Initial Class
Sold	590,568	$6,077,626	1,333,599	$13,758,774
Issued as reinvestment of dividends	34,935	378,479	5,379	58,539
Redeemed	(2,161,602)	(23,216,548)	(2,801,909)	(29,005,621)
Net increase (decrease)	(1,536,099)	$(16,760,443)	(1,462,931)	$(15,188,308)

164

Notes to Financial Statements (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Small Cap Growth Equity Fund Service Class
Sold	179,908	$1,642,077	240,724	$2,174,228
Issued as reinvestment of dividends	3,002	27,795	—	—
Redeemed	(507,704)	(4,633,169)	(469,680)	(4,201,459)
Net increase (decrease)	(324,794)	$(2,963,297)	(228,956)	$(2,027,231)
Small Company Value Fund Class II
Sold	93,973	$815,057	229,372	$2,015,573
Issued as reinvestment of dividends	51,392	464,072	61,960	560,114
Redeemed	(900,984)	(7,714,522)	(1,427,273)	(12,542,647)
Net increase (decrease)	(755,619)	$(6,435,393)	(1,135,941)	$(9,966,960)
Small Company Value Fund Service Class I
Sold	134,285	$1,049,297	124,648	$1,002,057
Issued as reinvestment of dividends	26,948	221,783	31,375	258,844
Redeemed	(451,156)	(3,540,529)	(702,992)	(5,602,770)
Net increase (decrease)	(289,923)	$(2,269,449)	(546,969)	$(4,341,869)
Small/Mid Cap Value Fund Initial Class
Sold	734,880	$6,353,225	824,458	$7,551,127
Issued as reinvestment of dividends	1,422,189	12,003,278	865,424	7,909,972
Redeemed	(1,975,541)	(17,237,082)	(2,664,134)	(24,500,374)
Net increase (decrease)	181,528	$1,119,421	(974,252)	$(9,039,275)
Small/Mid Cap Value Fund Service Class
Sold	259,390	$2,205,153	160,127	$1,434,583
Issued as reinvestment of dividends	315,045	2,592,816	186,187	1,664,515
Redeemed	(427,061)	(3,639,985)	(636,931)	(5,743,079)
Net increase (decrease)	147,374	$1,157,984	(290,617)	$(2,643,981)
Sustainable Equity Fund Initial Class
Sold	45,091	$740,764	58,853	$956,010
Issued as reinvestment of dividends	613,901	9,668,943	337,959	5,474,934
Redeemed	(1,026,399)	(16,872,275)	(1,031,732)	(16,773,092)
Net increase (decrease)	(367,407)	$(6,462,568)	(634,920)	$(10,342,148)
Sustainable Equity Fund Service Class
Sold	232,750	$3,816,209	61,437	$951,324
Issued as reinvestment of dividends	363,552	5,609,600	181,809	2,890,763
Redeemed	(615,915)	(9,879,686)	(603,168)	(9,569,088)
Net increase (decrease)	(19,613)	$(453,877)	(359,922)	$(5,727,001)

165

Notes to Financial Statements (Continued)
6.	Federal Income Tax Information
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
At December 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$ 217,143,757	$9,665,175	$(18,841,111)	$(9,175,936)
Balanced Allocation Fund	280,650,498	1,475,224	(8,581,621)	(7,106,397)
Moderate Allocation Fund	906,476,915	11,244,166	(19,020,853)	(7,776,687)
Growth Allocation Fund	883,680,456	29,351,487	(20,221,693)	9,129,794
Aggressive Allocation Fund	122,169,503	4,837,430	(2,412,844)	2,424,586
MML American Funds Growth Fund	243,525,466	102,194,791	—	102,194,791
MML American Funds Core Allocation Fund	554,038,384	11,803,880	(16,273,399)	(4,469,519)
Blue Chip Growth Fund	265,397,070	219,738,938	(7,519,301)	212,219,637
Core Plus Bond Fund	393,449,619	1,509,242	(3,262,737)	(1,753,495)
Equity Income Fund	385,063,304	90,275,584	(14,113,761)	76,161,823
Equity Index Fund	271,101,189	424,689,383	(13,080,497)	411,608,886
Focused Equity Fund	185,127,531	46,110,068	(2,511,391)	43,598,677
Foreign Fund	132,319,425	48,947,466	(7,997,750)	40,949,716
Fundamental Equity Fund	326,878,106	45,789,526	(1,661,317)	44,128,209
Global Fund	466,213,902	84,205,251	(8,589,993)	75,615,258
Income & Growth Fund	109,732,438	27,188,904	(4,265,245)	22,923,659
International Equity Fund	211,671,409	36,062,756	(8,929,604)	27,133,152
Large Cap Growth Fund	123,931,075	97,462,125	(4,435,962)	93,026,163
Managed Volatility Fund	77,612,354	19,341,897	(2,501,819)	16,840,078
Mid Cap Growth Fund	337,596,361	53,470,514	(11,654,263)	41,816,251
Mid Cap Value Fund	230,553,711	17,940,023	(15,638,958)	2,301,065
Small Cap Growth Equity Fund	112,997,220	32,704,300	(5,965,764)	26,738,536
Small Company Value Fund	58,114,788	5,629,569	(10,230,533)	(4,600,964)
Small/Mid Cap Value Fund	113,454,981	15,103,402	(9,952,606)	5,150,796
Sustainable Equity Fund	90,191,529	49,944,468	(2,952,459)	46,992,009

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At December 31, 2025, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Conservative Allocation Fund	$(2,615,912)	$(12,677,034)
Core Plus Bond Fund	(21,611,089)	(33,650,871)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

166

Notes to Financial Statements (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2025, was as follows:

	Ordinary Income	Long Term Capital Gain
Conservative Allocation Fund	$7,107,845	$—
Balanced Allocation Fund	7,702,162	273,025
Moderate Allocation Fund	23,256,371	—
Growth Allocation Fund	16,655,829	36,765,069
Aggressive Allocation Fund	1,633,061	3,647,383
MML American Funds Growth Fund	—	21,170,332
MML American Funds Core Allocation Fund	10,567,731	29,483,669
Blue Chip Growth Fund	931,617	87,302,890
Core Plus Bond Fund	12,771,394	—
Equity Income Fund	6,743,475	39,508,497
Equity Index Fund	8,018,281	103,776,203
Focused Equity Fund	2,991,490	29,072,052
Foreign Fund	4,302,552	6,799,959
Fundamental Equity Fund	1,547,698	12,885,838
Global Fund	1,247,602	9,206,855
Income & Growth Fund	3,364,633	24,405,497
International Equity Fund	3,426,185	3,496,850
Large Cap Growth Fund	—	39,703,049
Managed Volatility Fund	20,586,950	4,976,528
Mid Cap Growth Fund	7,857,106	40,860,685
Mid Cap Value Fund	10,322,200	12,271,167
Small Cap Growth Equity Fund	406,274	—
Small Company Value Fund	685,855	—
Small/Mid Cap Value Fund	4,533,852	10,062,242
Sustainable Equity Fund	1,109,698	14,168,845

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
Conservative Allocation Fund	$6,203,924	$—
Balanced Allocation Fund	6,649,786	—
Moderate Allocation Fund	20,667,716	—
Growth Allocation Fund	13,516,698	596,917
Aggressive Allocation Fund	1,327,116	2,340,673
MML American Funds Growth Fund	—	20,251,569
MML American Funds Core Allocation Fund	11,093,247	10,439,382
Blue Chip Growth Fund	—	36,023,293
Core Plus Bond Fund	12,211,554	—
Equity Income Fund	8,582,564	21,196,814
Equity Index Fund	8,863,111	21,767,856
Focused Equity Fund	2,678,099	12,539,274
Foreign Fund	5,248,279	—
Fundamental Equity Fund	3,382,692	9,781,331
Global Fund	1,273,234	6,624,702

167

Notes to Financial Statements (Continued)

	Ordinary Income	Long Term Capital Gain
Income & Growth Fund	$3,079,534	$19,720,595
International Equity Fund	3,624,812	—
Large Cap Growth Fund	—	15,882,237
Managed Volatility Fund	557,925	3,198,186
Mid Cap Growth Fund	288,102	18,273,417
Mid Cap Value Fund	7,221,451	7,166,224
Small Cap Growth Equity Fund	58,539	—
Small Company Value Fund	818,958	—
Small/Mid Cap Value Fund	2,529,045	7,045,442
Sustainable Equity Fund	1,347,593	7,018,104

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2025:

Amount
Conservative Allocation Fund	$44,201
Balanced Allocation Fund	70,894
Moderate Allocation Fund	281,540
Growth Allocation Fund	336,635
Aggressive Allocation Fund	56,534
MML American Funds Core Allocation Fund	252,017
Foreign Fund	383,332
International Equity Fund	692,823

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2025, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss) Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Conservative Allocation Fund	$7,285,201	$ (15,292,946)	$(29,666)	$(9,175,936)	$(17,213,347)
Balanced Allocation Fund	8,180,392	777,558	(35,907)	(7,106,397)	1,815,646
Moderate Allocation Fund	24,350,690	3,903,453	(133,749)	(7,776,687)	20,343,707
Growth Allocation Fund	19,158,144	38,931,617	(104,828)	9,129,794	67,114,727
Aggressive Allocation Fund	2,020,364	7,102,024	(8,979)	2,424,586	11,537,995
MML American Funds Growth Fund	1,683,077	34,240,866	(10,886)	102,194,791	138,107,848
MML American Funds Core Allocation Fund	10,426,978	95,304,805	(56,070)	(4,469,519)	101,206,194
Blue Chip Growth Fund	—	81,234,676	(31,076)	212,219,637	293,423,237
Core Plus Bond Fund	13,198,169	(55,261,960)	(25,504)	(1,753,112)	(43,842,407)
Equity Income Fund	8,699,615	44,718,645	(40,665)	76,161,941	129,539,536
Equity Index Fund	6,837,610	43,181,199	(55,107)	411,613,467	461,577,169
Focused Equity Fund	1,217,931	14,387,116	(10,165)	43,598,677	59,193,559
Foreign Fund	6,159,135	7,769,518	(28,441)	41,020,522	54,920,734
Fundamental Equity Fund	1,324,585	14,375,540	(11,402)	44,129,060	59,817,783
Global Fund	6,236,092	17,325,530	(16,779)	75,644,842	99,189,685

168

Notes to Financial Statements (Continued)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss) Carryover	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Income & Growth Fund	$2,676,012	$12,020,338	$(19,184)	$22,923,659	$37,600,825
International Equity Fund	9,129,290	14,543,766	(9,711)	27,260,250	50,923,595
Large Cap Growth Fund	—	14,346,082	(12,337)	93,026,163	107,359,908
Managed Volatility Fund	16,503,170	2,587,891	(20,801)	16,838,832	35,909,092
Mid Cap Growth Fund	1,444,950	31,600,758	(34,156)	41,816,251	74,827,803
Mid Cap Value Fund	9,061,245	7,733,137	(36,797)	2,302,889	19,060,474
Small Cap Growth Equity Fund	—	6,353,165	(21,876)	26,738,536	33,069,825
Small Company Value Fund	1,087,235	2,777,790	(7,528)	(4,600,964)	(743,467)
Small/Mid Cap Value Fund	2,098,603	2,606,069	(17,881)	5,150,796	9,837,587
Sustainable Equity Fund	589,861	14,350,992	(13,895)	46,992,343	61,919,301

The Funds did not have any unrecognized tax benefits at December 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
The Funds adopted Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, during the reporting period. The adoption of (ASU) 2023-09 did not result in any changes to the Funds’ financial statement presentation or disclosures.

169

Notes to Financial Statements (Continued)
7.	Investment in Affiliated Issuers
A summary of the Funds’ transactions in the securities of affiliated issuers during the year ended December 31, 2025, was as follows:

	Beginning Value as of 12/31/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 12/31/25	Number of Shares Held as of 12/31/25	Dividend Income	Realized Gains Distributions
Conservative Allocation Fund
MML Barings High Yield Fund, Class I	$—	$691,198	$—	$18,335	$—	$709,533	86,953	$32,232	$—
MML Blue Chip Growth Fund, Initial Class	10,029,055	2,038,948	(3,010,518)	(74,594)	(90,817)	8,892,074	452,523	—	1,742,373
MML Dynamic Bond Fund, Class II	28,570,219	1,998,037	(29,433,604)	4,748,515	(5,883,167)	—	—	1,651,560	—
MML Equity Income Fund, Initial Class	7,909,812	8,695,935	(3,409,752)	1,036,070	(457,217)	13,774,848	1,321,962	182,870	1,268,682
MML Focused Equity Fund, Class II	13,961,032	2,123,503	(3,980,595)	(399,497)	(360,132)	11,344,311	1,622,934	111,173	1,577,533
MML Foreign Fund, Initial Class	4,148,633	396,226	(1,484,774)	590,369	313,577	3,964,031	334,235	99,409	168,642
MML Fundamental Equity Fund, Class II	6,456,067	834,864	(1,825,003)	339,168	(70,623)	5,734,473	478,671	31,930	610,969
MML Fundamental Value Fund, Class II	7,835,030	2,455,152	(7,563,570)	(634,648)	(2,091,964)	—	—	93,680	2,268,328
MML Global Fund, Class I	4,892,138	288,288	(1,239,655)	711,126	153,291	4,805,188	955,306	12,811	129,000
MML High Yield Fund, Class II	718,258	64,539	(724,920)	7,168	(65,045)	—	—	55,950	—
MML Income & Growth Fund, Initial Class	3,466,644	789,991	(889,259)	(208,995)	(69,070)	3,089,311	349,075	57,329	627,611
MML Inflation-Protected and Income Fund, Initial Class	5,528,256	413,414	(1,528,774)	525,895	(452,931)	4,485,860	518,597	232,894	—
MML Invesco Discovery Mid Cap Fund, Class II	—	1,000,407	(26,284)	5,835	480	980,438	97,459	—	—
MML Managed Bond Fund, Initial Class	46,799,818	18,581,884	(14,848,175)	5,015,654	(3,151,311)	52,397,870	4,689,925	2,154,495	—
MML Mid Cap Growth Fund, Initial Class	5,993,996	1,092,423	(2,459,687)	621,766	(1,298,215)	3,950,283	397,013	—	867,010
MML Short-Duration Bond Fund, Class II	13,138,882	917,773	(3,439,742)	347,835	(162,427)	10,802,321	1,167,818	511,601	—
MML Small Cap Growth Equity Fund, Initial Class	1,325,768	44,718	(346,343)	67,881	148	1,092,172	94,097	3,803	—
MML Small/Mid Cap Value Fund, Initial Class	1,484,274	198,989	(359,448)	(66,642)	(64,274)	1,192,899	143,205	11,588	144,938
MML Strategic Emerging Markets Fund, Class II	1,780,980	25,113	(1,811,841)	84,718	(78,970)	—	—	2,751	—
MML VIP American Century Mid Cap Value Fund, Initial Class	4,527,100	583,351	(1,128,890)	350,393	(385,545)	3,946,409	490,847	110,210	289,782
MML VIP American Century Small Company Value Fund, Class II	2,487,541	102,171	(644,010)	(23,144)	(88,666)	1,833,892	212,996	26,093	—
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II	40,809,285	18,076,821	(13,301,621)	4,449,409	(2,880,009)	47,153,885	5,204,623	1,732,035	—
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class	7,860,423	1,517,842	(2,418,927)	(535,602)	236,786	6,660,522	409,626	—	1,291,155
MML VIP MFS® International Equity Fund, Class II	12,499,318	734,204	(4,153,714)	2,364,588	94,743	11,539,139	927,584	173,270	176,480
	$232,222,529	$63,665,791	$(100,029,106)	$19,341,603	$(16,851,358)	$198,349,459		$7,287,684	$11,162,503

170

Notes to Financial Statements (Continued)

	Beginning Value as of 12/31/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 12/31/25	Number of Shares Held as of 12/31/25	Dividend Income	Realized Gains Distributions
Balanced Allocation Fund
MML Barings High Yield Fund, Class I	$—	$718,133	$—	$19,050	$—	$737,183	90,341	$33,488	$—
MML Blue Chip Growth Fund, Initial Class	15,078,360	2,905,117	(3,242,606)	251,637	(486,379)	14,506,129	738,225	—	2,670,738
MML Dynamic Bond Fund, Class II	29,069,571	2,058,328	(29,910,373)	5,023,713	(6,241,239)	—	—	1,746,905	—
MML Equity Income Fund, Initial Class	11,887,507	13,273,360	(3,672,677)	587,495	328,034	22,403,719	2,150,069	281,774	1,954,841
MML Focused Equity Fund, Class II	21,275,560	2,974,636	(4,181,082)	(897,525)	(262,241)	18,909,348	2,705,200	173,168	2,457,246
MML Foreign Fund, Initial Class	6,247,624	527,944	(1,543,945)	1,178,466	239,652	6,649,741	560,686	158,156	268,303
MML Fundamental Equity Fund, Class II	9,748,872	1,141,475	(1,907,834)	154,437	259,796	9,396,746	784,369	49,169	940,835
MML Fundamental Value Fund, Class II	11,901,323	3,851,595	(11,445,095)	(1,144,492)	(3,163,331)	—	—	147,765	3,577,927
MML Global Fund, Class I	7,382,406	333,995	(1,305,812)	1,184,365	154,762	7,749,716	1,540,699	19,708	198,442
MML High Yield Fund, Class II	720,418	66,015	(725,897)	17,901	(78,437)	—	—	58,275	—
MML Income & Growth Fund, Initial Class	5,058,330	1,098,343	(930,829)	(308,450)	(102,250)	4,815,144	544,084	85,020	930,765
MML Inflation-Protected and Income Fund, Initial Class	5,545,550	333,809	(1,076,469)	381,352	(308,950)	4,875,292	563,618	238,536	—
MML Invesco Discovery Mid Cap Fund, Class II	—	1,602,714	(28,334)	9,381	533	1,584,294	157,485	—	—
MML Managed Bond Fund, Initial Class	47,324,218	18,506,782	(10,522,272)	3,367,374	(1,419,752)	57,256,350	5,124,788	2,228,144	—
MML Mid Cap Growth Fund, Initial Class	9,020,485	1,511,463	(3,139,270)	708,206	(1,745,150)	6,355,734	638,767	—	1,325,122
MML Short-Duration Bond Fund, Class II	13,179,181	737,758	(2,422,055)	326,093	(129,586)	11,691,391	1,263,934	523,397	—
MML Small Cap Growth Equity Fund, Initial Class	1,985,693	38,163	(364,837)	70,806	35,376	1,765,201	152,082	5,805	—
MML Small/Mid Cap Value Fund, Initial Class	2,208,598	270,316	(376,670)	(178,313)	(21,550)	1,902,381	228,377	17,539	219,371
MML Strategic Emerging Markets Fund, Class II	2,683,209	34,484	(2,724,999)	434,877	(427,571)	—	—	4,312	—
MML VIP American Century Mid Cap Value Fund, Initial Class	6,825,302	767,490	(1,191,145)	(181,173)	125,421	6,345,895	789,290	168,581	443,264
MML VIP American Century Small Company Value Fund, Class II	3,735,955	100,096	(678,401)	32,984	(212,871)	2,977,763	345,849	39,928	—
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II	41,225,757	18,173,454	(9,440,421)	3,912,991	(2,273,609)	51,598,172	5,695,162	1,790,565	—
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class	11,827,910	2,198,372	(2,521,397)	(621,560)	140,914	11,024,239	677,997	—	2,019,091
MML VIP MFS® International Equity Fund, Class II	19,119,650	866,091	(4,326,078)	3,292,087	620,905	19,572,655	1,573,365	278,494	283,654
	$283,051,479	$74,089,933	$(97,678,498)	$17,621,702	$(14,967,523)	$262,117,093		$8,048,729	$17,289,599

171

Notes to Financial Statements (Continued)

	Beginning Value as of 12/31/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 12/31/25	Number of Shares Held as of 12/31/25	Dividend Income	Realized Gains Distributions
Moderate Allocation Fund
MML Barings High Yield Fund, Class I	$—	$1,904,643	$—	$50,525	$—	$1,955,168	239,604	$88,818	$—
MML Blue Chip Growth Fund, Initial Class	62,985,575	10,879,160	(14,899,393)	868,985	(1,791,193)	58,043,134	2,953,849	—	10,850,098
MML Dynamic Bond Fund, Class II	80,240,124	4,715,731	(81,703,979)	12,918,208	(16,170,084)	—	—	4,713,733	—
MML Equity Income Fund, Initial Class	49,895,527	52,966,413	(17,690,900)	3,505,985	293,246	88,970,271	8,538,414	1,146,842	7,956,351
MML Focused Equity Fund, Class II	87,549,326	10,529,243	(20,444,781)	(6,475,159)	1,867,107	73,025,736	10,447,173	690,362	9,796,200
MML Foreign Fund, Initial Class	25,393,996	1,732,719	(6,589,244)	4,719,960	962,036	26,219,467	2,210,748	637,923	1,082,202
MML Fundamental Equity Fund, Class II	40,665,545	4,035,168	(9,355,726)	2,452,442	(739,588)	37,057,841	3,093,309	199,474	3,816,868
MML Fundamental Value Fund, Class II	49,718,738	15,233,649	(47,363,266)	(6,057,530)	(11,531,591)	—	—	604,136	14,628,304
MML Global Fund, Class I	30,144,600	879,155	(6,373,865)	4,567,141	801,122	30,018,153	5,967,824	78,127	786,667
MML High Yield Fund, Class II	1,967,478	155,453	(1,962,048)	14,207	(175,090)	—	—	155,402	—
MML Income & Growth Fund, Initial Class	21,622,955	4,244,493	(4,543,667)	(1,536,746)	(155,426)	19,631,609	2,218,261	354,404	3,879,852
MML Inflation-Protected and Income Fund, Initial Class	15,143,874	637,393	(3,509,872)	1,188,647	(980,604)	12,479,438	1,442,710	629,476	—
MML Invesco Discovery Mid Cap Fund, Class II	—	6,250,626	(232,482)	36,116	3,841	6,058,101	602,197	—	—
MML Managed Bond Fund, Initial Class	130,225,649	49,479,555	(34,004,597)	11,017,306	(5,701,141)	151,016,772	13,516,911	5,974,488	—
MML Mid Cap Growth Fund, Initial Class	37,078,361	5,615,597	(13,655,718)	2,214,567	(6,360,336)	24,892,471	2,501,756	—	5,298,980
MML Short-Duration Bond Fund, Class II	36,068,483	1,404,750	(7,897,212)	848,716	(310,901)	30,113,836	3,255,550	1,386,935	—
MML Small Cap Growth Equity Fund, Initial Class	8,115,416	327,944	(1,780,886)	484,914	(47,862)	7,099,526	611,665	23,931	—
MML Small/Mid Cap Value Fund, Initial Class	9,114,865	954,273	(1,829,019)	(568,663)	(234,350)	7,437,106	892,810	70,342	879,809
MML Strategic Emerging Markets Fund, Class II	11,011,296	17,562	(11,066,459)	2,217,658	(2,180,057)	—	—	17,271	—
MML VIP American Century Mid Cap Value Fund, Initial Class	27,713,150	2,620,193	(5,823,980)	195,775	(391,135)	24,314,003	3,024,130	663,219	1,743,852
MML VIP American Century Small Company Value Fund, Class II	15,303,354	368,106	(3,311,486)	443,741	(1,172,724)	11,630,991	1,350,870	160,644	—
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II	113,318,136	47,275,632	(30,521,049)	11,880,775	(7,425,662)	134,527,832	14,848,547	4,778,423	—
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class	48,592,556	8,189,501	(11,367,073)	(3,032,057)	1,082,597	43,465,524	2,673,156	—	8,167,271
MML VIP MFS® International Equity Fund, Class II	78,236,609	2,261,055	(20,745,854)	13,530,650	2,253,080	75,535,540	6,071,989	1,101,456	1,121,862
	$980,105,613	$232,678,014	$(356,672,556)	$55,486,163	$(48,104,715)	$863,492,519		$23,475,406	$70,008,316

172

Notes to Financial Statements (Continued)

	Beginning Value as of 12/31/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 12/31/25	Number of Shares Held as of 12/31/25	Dividend Income	Realized Gains Distributions
Growth Allocation Fund
MML Barings High Yield Fund, Class I	$—	$1,097,598	$—	$29,116	$—	$1,126,714	138,078	$51,184	$—
MML Blue Chip Growth Fund, Initial Class	71,892,087	13,201,098	(9,968,257)	631,938	(1,627,718)	74,129,148	3,772,476	—	13,047,752
MML Dynamic Bond Fund, Class II	45,090,292	2,738,218	(45,945,219)	8,882,195	(10,765,486)	—	—	2,707,112	—
MML Equity Income Fund, Initial Class	56,250,756	61,642,887	(13,745,397)	2,567,400	1,854,210	108,569,856	10,419,372	1,360,964	9,441,848
MML Focused Equity Fund, Class II	98,370,327	12,657,747	(14,647,386)	(7,599,790)	2,184,236	90,965,134	13,013,610	818,464	11,613,959
MML Foreign Fund, Initial Class	28,311,869	2,089,416	(5,309,005)	6,390,533	133,152	31,615,965	2,665,764	750,327	1,272,890
MML Fundamental Equity Fund, Class II	45,806,514	4,856,918	(6,449,611)	2,608,758	(578,665)	46,243,914	3,860,093	236,294	4,521,407
MML Fundamental Value Fund, Class II	55,939,577	17,546,693	(53,263,583)	(5,966,162)	(14,256,525)	—	—	694,425	16,814,515
MML Global Fund, Class I	33,784,043	1,093,327	(4,921,820)	5,606,299	629,856	36,191,705	7,195,170	91,942	925,772
MML High Yield Fund, Class II	1,103,691	89,877	(1,101,161)	(12,011)	(80,396)	—	—	89,095	—
MML Income & Growth Fund, Initial Class	25,038,269	5,226,312	(3,511,207)	(2,608,517)	521,943	24,666,800	2,787,209	432,917	4,739,380
MML Inflation-Protected and Income Fund, Initial Class	8,500,178	394,628	(1,367,476)	532,854	(426,878)	7,633,306	882,463	373,300	—
MML Invesco Discovery Mid Cap Fund, Class II	—	7,500,728	(179,489)	43,926	3,970	7,369,135	732,518	—	—
MML Managed Bond Fund, Initial Class	74,032,292	27,165,256	(13,163,046)	5,746,757	(2,676,231)	91,105,028	8,154,449	3,572,929	—
MML Mid Cap Growth Fund, Initial Class	42,051,922	6,719,154	(13,234,043)	1,754,635	(6,641,983)	30,649,685	3,080,370	—	6,328,902
MML Short-Duration Bond Fund, Class II	20,636,779	885,759	(3,076,822)	471,025	(165,481)	18,751,260	2,027,163	837,769	—
MML Small Cap Growth Equity Fund, Initial Class	9,104,442	349,424	(1,376,214)	819,632	(269,452)	8,627,832	743,337	28,255	—
MML Small/Mid Cap Value Fund, Initial Class	10,212,788	1,141,588	(1,420,849)	(750,073)	(175,574)	9,007,880	1,081,378	82,896	1,036,834
MML Strategic Emerging Markets Fund, Class II	13,223,503	30,355	(13,296,280)	4,713,991	(4,671,569)	—	—	21,292	—
MML VIP American Century Mid Cap Value Fund, Initial Class	31,114,752	3,109,572	(4,493,155)	(40,587)	(209,456)	29,481,126	3,666,807	782,628	2,057,825
MML VIP American Century Small Company Value Fund, Class II	18,081,170	440,775	(2,559,015)	646,957	(1,493,055)	15,116,832	1,755,730	201,410	—
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II	63,914,377	27,446,256	(11,795,570)	5,539,142	(2,969,960)	82,134,245	9,065,590	2,875,260	—
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class	55,325,105	10,133,949	(7,624,972)	(2,765,703)	355,014	55,423,393	3,408,573	—	10,016,652
MML VIP MFS® International Equity Fund, Class II	88,758,633	2,868,521	(16,924,603)	12,017,979	6,424,833	93,145,363	7,487,569	1,322,728	1,347,234
	$896,543,366	$210,426,056	$(249,374,180)	$39,260,294	$(34,901,215)	$861,954,321		$17,331,191	$83,164,970

173

Notes to Financial Statements (Continued)

	Beginning Value as of 12/31/24	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value as of 12/31/25	Number of Shares Held as of 12/31/25	Dividend Income	Realized Gains Distributions
Aggressive Allocation Fund
MML Barings High Yield Fund, Class I	$—	$58,344	$—	$1,548	$—	$59,892	7,340	$2,721	$—
MML Blue Chip Growth Fund, Initial Class	11,699,911	2,621,658	(1,757,732)	28,609	(206,120)	12,386,326	630,347	—	2,178,671
MML Dynamic Bond Fund, Class II	2,311,925	167,566	(2,382,158)	363,239	(460,572)	—	—	139,863	—
MML Equity Income Fund, Initial Class	8,946,976	10,709,541	(2,429,598)	535,150	171,237	17,933,306	1,721,047	224,806	1,559,620
MML Focused Equity Fund, Class II	15,525,892	2,665,395	(2,586,058)	(864,731)	(22,826)	14,717,672	2,105,533	132,565	1,881,088
MML Foreign Fund, Initial Class	4,844,134	533,025	(1,161,113)	948,203	173,016	5,337,265	450,022	126,532	214,655
MML Fundamental Equity Fund, Class II	7,630,305	1,101,465	(1,138,128)	442,442	(101,165)	7,934,919	662,347	40,459	774,175
MML Fundamental Value Fund, Class II	9,103,233	2,977,351	(8,758,719)	(783,686)	(2,538,179)	—	—	114,050	2,761,564
MML Global Fund, Class I	5,369,649	384,799	(869,296)	920,837	82,792	5,888,781	1,170,732	14,967	150,727
MML High Yield Fund, Class II	58,378	5,473	(58,926)	(3,174)	(1,751)	—	—	4,748	—
MML Income & Growth Fund, Initial Class	3,929,935	987,930	(622,229)	(393,436)	55,103	3,957,303	447,153	69,564	761,551
MML Inflation-Protected and Income Fund, Initial Class	449,338	41,220	(82,999)	12,176	(6,774)	412,961	47,741	20,282	—
MML Invesco Discovery Mid Cap Fund, Class II	—	1,210,768	(32,514)	6,866	531	1,185,651	117,858	—	—
MML Managed Bond Fund, Initial Class	3,844,298	1,874,766	(769,141)	339,596	(178,669)	5,110,850	457,452	200,335	—
MML Mid Cap Growth Fund, Initial Class	6,728,418	1,341,166	(2,211,098)	468,091	(1,273,094)	5,053,483	507,888	—	1,038,921
MML Short-Duration Bond Fund, Class II	1,043,250	90,415	(186,748)	24,595	(9,380)	962,132	104,014	43,306	—
MML Small Cap Growth Equity Fund, Initial Class	1,450,603	115,839	(242,853)	135,588	(44,910)	1,414,267	121,847	4,634	—
MML Small/Mid Cap Value Fund, Initial Class	1,635,848	247,271	(250,729)	(141,598)	(10,382)	1,480,410	177,720	13,628	170,453
MML Strategic Emerging Markets Fund, Class II	2,161,423	27,916	(2,196,638)	409,005	(401,706)	—	—	3,515	—
MML VIP American Century Mid Cap Value Fund, Initial Class	4,949,912	714,833	(791,570)	(5,279)	(40,150)	4,827,746	600,466	128,215	337,125
MML VIP American Century Small Company Value Fund, Class II	2,738,297	195,268	(451,576)	(5,948)	(124,075)	2,351,966	273,167	31,461	—
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II	3,339,147	1,815,279	(690,292)	256,656	(122,207)	4,598,583	507,570	160,739	—
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class	9,230,947	2,056,111	(1,344,225)	(552,189)	131,971	9,522,615	585,647	—	1,717,338
MML VIP MFS® International Equity Fund, Class II	14,361,166	1,022,881	(2,781,209)	2,924,753	110,831	15,638,422	1,257,108	221,898	226,009
	$121,352,985	$32,966,280	$(33,795,549)	$5,067,313	$(4,816,479)	$120,774,550		$1,698,288	$13,771,897

174

Notes to Financial Statements (Continued)
8.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

175

Financial Statements and Financial Highlights for the American Funds Insurance Series — Growth Fund (Master Fund of the MML American Funds Growth Fund) are included in the document titled “American Funds Insurance Series® Financial Statements and Other Information N-CSR Items 7-11 for the year ended December 31, 2025, that is filed herewith.

176

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of MML Series Investment Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities MML Series Investment Fund (the “Funds”) comprising the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, MML Aggressive Allocation Fund, MML American Funds Growth Fund, MML American Funds Core Allocation Fund, MML Blue Chip Growth Fund, MML Equity Income Fund, MML Equity Index Fund, MML Focused Equity Fund, MML Foreign Fund, MML Fundamental Equity Fund, MML Global Fund, MML Income & Growth Fund, MML Managed Volatility Fund, MML Mid Cap Growth Fund, MML Small Cap Growth Equity Fund, MML Small/Mid Cap Value Fund, MML Sustainable Equity Fund, MML VIP American Century Mid Cap Value Fund (formerly known as “MML Mid Cap Value Fund”), MML VIP American Century Small Company Value Fund (formerly known as “MML Small Company Value fund”), MML VIP Fidelity Institutional AM® Core Plus Bond Fund (formerly known as “MML Total Return Bond Fund”), MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as “MML Large Cap Growth Fund”), and MML VIP MFS® International Equity Fund (formerly known as “MML International Equity Fund”), including the portfolios of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, transfer agents, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2026
We have served as the auditor of one or more MassMutual investment companies since 1995.

177

Federal Tax Information (Unaudited)

For the year ended December 31, 2025, the following Fund(s) earned the following foreign sources of income:

Amount
Conservative Allocation Fund	$287,090
Balanced Allocation Fund	456,007
Moderate Allocation Fund	1,781,401
Growth Allocation Fund	2,114,945
Aggressive Allocation Fund	335,809
MML American Funds Core Allocation Fund	616,473
Foreign Fund	4,405,882
International Equity Fund	4,732,330

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended December 31, 2025.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

178

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. INGEFP4-998-0226 © 2026 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio December 31, 2025

Common stocks 96.94%	Shares	Value (000)
Information technology 29.37%
Taiwan Semiconductor Manufacturing Co., Ltd.	10,705,200	$522,985
Broadcom, Inc.	1,107,449	383,288
Microsoft Corp.	740,348	358,047
NVIDIA Corp.	1,437,636	268,119
ASML Holding NV (ADR)	120,673	129,103
ASML Holding NV	105,955	113,257
Micron Technology, Inc.	433,659	123,771
NEC Corp.	2,693,871	90,835
Samsung Electronics Co., Ltd.	1,068,680	89,068
SK hynix, Inc.	157,999	71,546
Cloudflare, Inc., Class A (a)	336,935	66,427
AppLovin Corp., Class A (a)	85,473	57,593
Tokyo Electron, Ltd.	237,700	52,203
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	44,872
International Business Machines Corp.	131,299	38,892
EPAM Systems, Inc. (a)	179,438	36,763
Salesforce, Inc.	126,566	33,529
Intel Corp. (a)	902,119	33,288
Capgemini SE	176,911	29,299
Apple, Inc.	107,144	29,128
Ubiquiti, Inc.	51,660	28,586
Oracle Corp.	102,383	19,956
Dassault Systemes SE	701,879	19,604
Nemetschek SE	140,877	15,361
Check Point Software Technologies, Ltd. (a)	79,736	14,796
Synopsys, Inc. (a)	23,849	11,202
		2,681,518

Industrials 17.72%
Airbus SE, non-registered shares	640,525	148,572
Comfort Systems USA, Inc.	140,027	130,686
Safran SA	324,785	113,019
General Electric Co.	315,857	97,293
Siemens AG	330,684	92,868
Ryanair Holdings PLC (ADR)	1,180,370	85,211
Boeing Co. (The) (a)	372,821	80,947
Saab AB, Class B	1,217,750	70,832
BAE Systems PLC	2,424,921	55,747
GT Capital Holdings, Inc.	5,411,899	54,732
ATI, Inc. (a)	476,446	54,677
TransDigm Group, Inc.	38,430	51,106
RS Group PLC	5,414,909	45,232
Howmet Aerospace, Inc.	212,197	43,505
Core & Main, Inc., Class A (a)	797,398	41,441
ASSA ABLOY AB, Class B	1,034,590	40,110
Rocket Lab Corp. (a)	565,667	39,461
DSV A/S	153,094	38,526
Hitachi, Ltd.	1,228,900	38,125
Copart, Inc. (a)	878,862	34,407
Crane Co.	178,460	32,913
PACCAR, Inc.	286,995	31,429
The Toro Co.	373,724	29,420
Compagnie de Saint-Gobain SA, non-registered shares	270,675	27,477
Hanwha Aerospace Co., Ltd.	40,475	26,333
Alliance Global Group, Inc.	156,400,700	21,772
FTAI Aviation, Ltd.	102,740	20,224
Mitsui & Co., Ltd.	676,500	19,994
Deere & Co.	39,278	18,287

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
GE Vernova, Inc.	24,758	$16,181
Daikin Industries, Ltd.	76,900	9,872
Ingersoll-Rand, Inc.	96,000	7,605
		1,618,004

Consumer discretionary 13.88%
Prosus NV, Class N	1,846,586	114,052
MercadoLibre, Inc. (a)	42,043	84,686
Renault SA	1,688,781	69,914
Inchcape PLC	6,234,573	64,629
Booking Holdings, Inc.	11,574	61,983
Starbucks Corp.	729,678	61,446
Compagnie Financiere Richemont SA, Class A	279,343	60,287
Amazon.com, Inc. (a)	239,344	55,245
Chipotle Mexican Grill, Inc. (a)	1,462,554	54,114
Hyundai Motor Co.	254,391	52,086
LKQ Corp.	1,640,562	49,545
LVMH Moet Hennessy-Louis Vuitton SE	64,729	48,799
Trip.com Group, Ltd. (ADR)	672,433	48,355
MGM China Holdings, Ltd.	28,793,200	48,329
General Motors Co.	519,771	42,268
InterContinental Hotels Group PLC	299,249	41,918
Restaurant Brands International, Inc. (CAD denominated)	607,375	41,446
Alibaba Group Holding, Ltd. (ADR)	268,854	39,409
Entain PLC	3,341,847	34,412
Industria de Diseno Textil SA	501,952	33,064
Hermes International	12,384	30,597
Sanrio Co., Ltd.	912,300	28,622
Carvana Co., Class A (a)	61,924	26,133
D.R. Horton, Inc.	173,953	25,054
Toll Brothers, Inc.	167,692	22,675
Wynn Macau, Ltd.	21,430,000	16,295
O’Reilly Automotive, Inc. (a)	134,120	12,233
		1,267,596

Financials 13.85%
Citigroup, Inc.	1,215,819	141,874
Banco Bilbao Vizcaya Argentaria SA	5,187,583	121,338
3i Group PLC	2,294,508	99,828
Brookfield Corp., Class A	2,138,896	98,154
Aon PLC, Class A	244,466	86,267
Visa, Inc., Class A	237,305	83,225
Prudential PLC	5,215,411	80,470
Fiserv, Inc. (a)	1,031,889	69,312
Societe Generale	809,341	65,207
Ameriprise Financial, Inc.	104,697	51,337
Allianz SE	106,923	49,042
Aviva PLC	4,545,916	41,620
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,293,921	38,688
Japan Post Insurance Co., Ltd.	1,156,950	34,716
UniCredit SpA	359,971	29,883
CME Group, Inc., Class A	103,473	28,256
Coinbase Global, Inc., Class A (a)	97,796	22,116
MS&AD Insurance Group Holdings, Inc.	831,800	19,587
Arthur J. Gallagher & Co.	74,138	19,186
CaixaBank SA, non-registered shares	1,557,890	19,025
HSBC Holdings PLC (GBP denominated)	1,163,368	18,239
HDFC Bank, Ltd.	1,328,758	14,683

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Eurobank SA	3,558,529	$14,263
Swissquote Group Holding, Ltd.	15,017	9,116
CVC Capital Partners PLC	542,527	9,085
		1,264,517

Health care 7.75%
Vertex Pharmaceuticals, Inc. (a)	213,311	96,707
Argenx SE (ADR) (a)	80,747	67,904
Regeneron Pharmaceuticals, Inc.	83,600	64,528
Thermo Fisher Scientific, Inc.	103,186	59,791
UnitedHealth Group, Inc.	179,184	59,150
Eli Lilly and Co.	43,922	47,202
EssilorLuxottica SA	144,508	45,690
Sanofi	378,504	36,721
Cigna Group (The)	132,736	36,533
AstraZeneca PLC	194,247	35,779
Pfizer, Inc.	1,418,993	35,333
Haleon PLC	6,192,098	31,333
Centene Corp. (a)	580,852	23,902
Bayer AG	537,074	23,168
Alnylam Pharmaceuticals, Inc. (a)	50,179	19,954
Novo Nordisk AS, Class B	237,847	12,124
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	367,000	11,454
		707,273

Communication services 5.39%
Meta Platforms, Inc., Class A	213,121	140,679
Alphabet, Inc., Class A	269,199	84,259
Spotify Technology SA (a)	118,391	68,751
Publicis Groupe SA	549,935	57,051
Bharti Airtel, Ltd.	2,029,589	47,612
Netflix, Inc. (a)	419,340	39,317
Nintendo Co., Ltd.	566,253	38,250
Tencent Holdings, Ltd.	213,900	16,391
		492,310

Consumer staples 3.33%
Nestle SA	695,583	69,136
Dollar General Corp.	408,173	54,193
Costco Wholesale Corp.	44,829	38,658
Carrefour SA, non-registered shares	2,201,230	36,717
Pernod Ricard SA	384,768	32,940
Coca-Cola HBC AG (CDI) (a)	445,087	23,050
Philip Morris International, Inc.	121,081	19,421
Monster Beverage Corp. (a)	239,297	18,347
Loblaw Cos., Ltd.	267,760	12,105
		304,567

Materials 2.48%
Lynas Rare Earths, Ltd. (a)	5,358,289	44,201
Agnico Eagle Mines, Ltd.	240,735	40,824
Amcor PLC (CDI)	3,567,000	29,808
Linde PLC	63,907	27,249
Sherwin-Williams Co.	81,338	26,356
First Quantum Minerals, Ltd. (a)	802,920	21,527

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Syensqo SA	168,919	$13,566
Ecolab, Inc.	46,140	12,113
LyondellBasell Industries NV	250,227	10,835
		226,479

Energy 1.34%
NAC Kazatomprom JSC (GDR)	673,935	37,443
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	36,139
Tourmaline Oil Corp.	612,792	27,489
Reliance Industries, Ltd.	789,344	13,778
TotalEnergies SE (EUR denominated)	112,486	7,331
		122,180

Real estate 1.24%
Mirvac Group REIT	25,439,540	34,719
Simon Property Group, Inc. REIT	168,674	31,223
Sun Hung Kai Properties, Ltd.	2,378,500	28,855
Dexus REIT	3,935,855	18,150
		112,947

Utilities 0.59%
Oklo, Inc., Class A (a)(b)	258,331	18,538
Veolia Environnement SA	429,985	14,981
FirstEnergy Corp.	286,296	12,818
NRG Energy, Inc.	50,420	8,029
		54,366
Total common stocks (cost: $5,566,337,000)		8,851,757
Short-term securities 3.17%
Money market investments 3.16%
Capital Group Central Cash Fund 3.79% (c)(d)	2,888,549	288,884

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (c)(e)	1,098,443	1,098
Total short-term securities (cost: $289,944,000)		289,982
Total investment securities 100.11% (cost: $5,856,281,000)		9,141,739
Other assets less liabilities (0.11)%		(10,393)
Net assets 100.00%		$9,131,346

American Funds Insurance Series	4

Global Growth Fund (continued)
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 3.79% (c)	$283,574	$1,841,815	$1,836,409	$(82)	$(14)	$288,884	$12,461

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 12/31/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio December 31, 2025

Common stocks 96.08%	Shares	Value (000)
Industrials 21.20%
International Container Terminal Services, Inc.	3,664,220	$35,133
ATI, Inc. (a)	265,862	30,510
Cleanaway Waste Management, Ltd.	17,157,789	29,580
Trelleborg AB, Class B	565,261	23,920
Takasago Thermal Engineering Co., Ltd.	806,148	22,853
Diploma PLC	300,405	21,440
Casella Waste Systems, Inc., Class A (a)	212,525	20,815
Adecco Group AG	694,197	20,168
Nexans SA	134,522	19,782
Modine Manufacturing Co. (a)	146,345	19,539
UL Solutions, Inc., Class A	236,384	18,641
Qantas Airways, Ltd.	2,530,925	17,461
Alaska Air Group, Inc. (a)	343,688	17,287
CBIZ, Inc. (a)	340,016	17,154
Carel Industries SpA	555,967	16,010
Comfort Systems USA, Inc.	16,788	15,668
VSE Corp.	90,068	15,561
Oshkosh Corp.	106,689	13,403
Bombardier, Inc., Class B (a)	75,000	12,759
Rumo SA	4,373,675	11,683
ICF International, Inc.	133,699	11,405
Inox Wind, Ltd. (a)	7,777,781	10,690
Kandenko Co., Ltd.	327,900	10,538
AFRY AB, Class B	642,228	10,430
Badger Infrastructure Solutions, Ltd.	183,079	9,755
Applied Industrial Technologies, Inc.	35,926	9,225
Addtech AB, Class B	245,222	8,714
Howden Joinery Group PLC	747,163	8,320
Neway Valve (Suzhou) Co., Ltd., Class A	1,107,550	8,219
dormakaba Holding AG	97,220	7,861
ESAB Corp.	68,792	7,685
First Advantage Corp. (a)	528,767	7,683
Sterling Infrastructure, Inc. (a)	24,972	7,647
Beijer Ref AB, Class B	445,805	7,172
Visional, Inc. (a)	105,238	6,730
IMCD NV	71,611	6,515
Sinfonia Technology Co., Ltd.	110,986	6,443
Huber + Suhner AG	35,267	6,381
Tetra Tech, Inc.	186,785	6,265
Engcon AB, Class B	624,455	5,619
Localiza Rent a Car SA, ordinary nominative shares	663,945	5,236
Localiza Rent a Car SA (a)	25,536	194
SATS, Ltd.	1,817,900	5,378
SPIE SA	90,533	5,211
Rosebank Industries PLC (a)	1,094,795	5,163
WESCO International, Inc.	20,529	5,022
XPO, Inc. (a)	35,214	4,786
Saia, Inc. (a)	13,577	4,433
RENK Group AG	60,784	3,806
Hensoldt AG (b)	41,633	3,598
Matson, Inc.	28,475	3,518
Reliance Worldwide Corp., Ltd.	1,357,484	3,485
Takuma Co., Ltd.	204,600	3,237
KEI Industries, Ltd.	64,373	3,195
IndiaMart InterMesh, Ltd.	113,259	2,802
Huaming Power Equipment Co., Ltd., Class A	647,600	2,314
Byrna Technologies, Inc. (a)(b)	98,413	1,652
McGrath RentCorp	3,980	418
		626,112

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)

Financials 16.44%
IIFL Finance, Ltd. (a)	4,298,688	$29,178
Stifel Financial Corp.	224,039	28,054
HDFC Asset Management Co., Ltd.	907,132	26,969
SLM Corp.	972,198	26,308
Porto Seguro SA	2,915,882	25,720
Glacier Bancorp, Inc.	577,688	25,447
Cholamandalam Investment and Finance Co., Ltd.	1,274,960	24,092
First American Financial Corp.	379,577	23,321
Vontobel Holding AG	257,533	20,820
Max Financial Services, Ltd. (a)	975,628	18,142
SiriusPoint, Ltd. (a)	767,775	16,807
Kyoto Financial Group, Inc.	750,000	16,355
Pluxee NV	1,010,488	15,831
Janus Henderson Group PLC	299,721	14,258
Lazard, Inc., Class A	274,252	13,318
Home BancShares, Inc.	449,364	12,483
Gunma Bank, Ltd. (The)	1,068,100	11,747
Sprott, Inc.	109,623	10,737
GQG Partners, Inc. (CDI)	9,139,164	10,643
Banco del Bajio SA	3,890,796	9,827
Asia Commercial Joint Stock Bank	10,676,850	9,743
SouthState Bank Corp.	94,096	8,855
Eurobank SA	2,174,630	8,716
EFG International AG	334,117	7,988
FirstCash Holdings, Inc.	48,401	7,714
Hokuhoku Financial Group, Inc.	253,900	7,410
IG Group Holdings PLC	382,385	6,778
Patria Investments, Ltd., Class A	397,904	6,323
Discovery, Ltd.	381,042	5,240
JB Financial Group Co., Ltd.	282,792	5,023
PJT Partners, Inc., Class A	28,318	4,735
360 ONE WAM, Ltd.	356,178	4,703
Baldwin Insurance Group, Inc. (The), Class A (a)	180,849	4,346
CVB Financial Corp.	226,040	4,204
Root, Inc., Class A (a)	53,525	3,866
Pinnacle Investment Management Group, Ltd.	322,427	3,655
Haci A–mer Sabanci Holding AS	1,367,842	2,691
Capitec Bank Holdings, Ltd.	8,764	2,201
EZCORP, Inc., Class A, nonvoting shares (a)	74,602	1,449
		485,697

Information technology 14.52%
King Slide Works Co., Ltd.	253,784	30,159
Lumentum Holdings, Inc. (a)	80,942	29,834
Semtech Corp. (a)	376,056	27,712
MACOM Technology Solutions Holdings, Inc. (a)	156,241	26,761
Lattice Semiconductor Corp. (a)	358,889	26,407
Kokusai Electric Corp.	663,891	23,173
Q2 Holdings, Inc. (a)	305,539	22,048
CompoSecure, Inc., Class A (a)(c)	948,877	17,014
CompoSecure, Inc., Class A (a)	145,811	2,811
PAR Technology Corp. (a)(b)	466,983	16,942
Silicon Laboratories, Inc. (a)	116,697	15,252
Allegro MicroSystems, Inc. (a)	555,183	14,646
Rogers Corp. (a)	147,666	13,522
Credo Technology Group Holding, Ltd. (a)	92,021	13,241
Unity Software, Inc. (a)	277,946	12,277
Agilysys, Inc. (a)	96,907	11,516
Maruwa Co., Ltd.	41,254	11,156
Riken Keiki Co., Ltd.	530,000	10,840

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Pegasystems, Inc.	159,265	$9,511
Klaviyo, Inc., Class A (a)	284,599	9,241
Tokyo Seimitsu Co., Ltd.	124,023	8,770
eMemory Technology, Inc.	157,430	8,595
Fabrinet, non-registered shares (a)	14,995	6,827
Soitec (a)	177,920	4,810
Cellebrite DI, Ltd. (a)	253,216	4,565
Netskope, Inc., Class A (a)(b)	251,977	4,420
Via Transportation, Inc., Class A (a)(b)	141,377	4,101
OBIC Business Consultants Co., Ltd.	73,900	3,990
Insight Enterprises, Inc. (a)	47,429	3,864
Softcat PLC	195,529	3,717
Topicus.com, Inc., subordinate voting shares (a)	38,110	3,530
MongoDB, Inc., Class A (a)	8,355	3,507
Shibaura Mechatronics Corp.	26,300	3,190
Commvault Systems, Inc. (a)	24,418	3,061
HPSP Co., Ltd.	132,490	3,056
Cipher Mining, Inc. (a)(b)	206,487	3,048
MARA Holdings, Inc. (a)(b)	327,085	2,937
ASMPT, Ltd.	293,500	2,921
Domo, Inc., Class B (a)	300,977	2,537
Wolfspeed, Inc. (a)(b)	89,368	1,556
Hexaware Technologies, Ltd.	126,699	1,079
Bitdeer Technologies Group, Class A (a)(b)	49,512	555
Yotpo, Ltd. (a)(c)(d)	678,736	265
		428,964

Consumer discretionary 11.70%
CAVA Group, Inc. (a)(b)	547,511	32,133
Light & Wonder, Inc. CHESS Depositary Interest (a)	266,937	27,998
Entain PLC	2,694,154	27,743
TopBuild Corp. (a)	49,920	20,826
DraftKings, Inc., Class A (a)	535,848	18,465
Thor Industries, Inc.	170,817	17,538
Champion Homes, Inc. (a)	182,251	15,400
Sega Sammy Holdings, Inc.	878,000	13,727
Wyndham Hotels & Resorts, Inc.	175,062	13,228
Acushnet Holdings Corp.	165,000	13,170
LKQ Corp.	420,833	12,709
Patrick Industries, Inc.	96,348	10,447
Guzman y Gomez, Ltd.	668,245	9,643
Food & Life Cos., Ltd.	184,900	9,373
Steven Madden, Ltd. (b)	208,312	8,674
Ollies Bargain Outlet Holdings, Inc. (a)	74,296	8,144
Aditya Vision, Ltd.	1,363,712	7,408
Cartrade Tech, Ltd. (a)	227,495	7,154
tonies SE, Class A (a)	568,903	6,987
Grand Canyon Education, Inc. (a)	41,039	6,825
Dominos Pizza Enterprises, Ltd.	486,762	6,810
Lottomatica Group SpA	254,958	6,691
MRF, Ltd.	3,861	6,567
Yonex Co., Ltd.	300,000	6,362
Boot Barn Holdings, Inc. (a)	33,840	5,972
Inchcape PLC	420,301	4,357
Camping World Holdings, Inc., Class A	426,336	4,148
Cairn Homes PLC (EUR denominated)	1,597,882	3,891
Savers Value Village, Inc. (a)	367,506	3,433
Zalando SE, non-registered shares (a)	115,415	3,427
Smartfit Escola de Ginastica e Danca SA	677,584	2,865

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Coats Group PLC	2,231,726	$2,529
Groupe Dynamite, Inc.	8,500	512
Metaplanet, Inc. (a)	137,850	350
		345,506

Health care 10.57%
Insulet Corp. (a)	85,352	24,260
Ensign Group, Inc. (The)	127,853	22,272
Carl Zeiss Meditec AG, non-registered shares (b)	417,299	19,593
IDEAYA Biosciences, Inc. (a)(b)	486,851	16,830
Bio-Rad Laboratories, Inc., Class A (a)	54,843	16,617
Max Healthcare Institute, Ltd.	1,220,256	14,191
Addus HomeCare Corp. (a)	125,640	13,492
Kymera Therapeutics, Inc. (a)	171,932	13,378
Rhythm Pharmaceuticals, Inc. (a)	112,926	12,088
Ambu AS, Class B, non-registered shares (b)	873,841	12,047
ADMA Biologics, Inc. (a)	596,196	10,875
Vitrolife AB	730,264	10,864
Bio-Techne Corp.	178,365	10,490
Zealand Pharma AS (a)	132,343	9,631
Masimo Corp. (a)(b)	72,354	9,410
Vimian Group AB (publ) (a)(b)	2,729,438	8,952
Asker Healthcare Group AB (a)	964,065	8,829
iRhythm Technologies, Inc. (a)	45,776	8,122
Encompass Health Corp.	62,771	6,662
BridgeBio Pharma, Inc. (a)	86,007	6,579
Shanghai Conant Optical Co., Ltd., Class H	902,000	6,258
Establishment Labs Holdings, Inc. (a)(b)	85,657	6,243
Indegene, Ltd.	933,888	5,409
Denali Therapeutics, Inc. (a)	315,416	5,208
CONMED Corp.	124,153	5,041
Dr. Lal PathLabs, Ltd.	301,052	4,966
AddLife AB, Class B	285,033	4,923
Aster DM Healthcare, Ltd.	688,425	4,725
Prestige Consumer Healthcare, Inc. (a)	53,648	3,310
Inhibrx Biosciences, Inc. (a)(b)	41,358	3,267
Enliven Therapeutics, Inc. (a)(b)	138,269	2,129
Waystar Holding Corp. (a)	59,700	1,955
Biohaven, Ltd. (a)	164,617	1,859
GeneDx Holdings Corp., Class A (a)	12,764	1,660
		312,135

Materials 7.75%
Resonac Holdings Co., Ltd.	1,078,714	45,051
Materion Corp.	237,927	29,579
Sumitomo Bakelite Co., Ltd.	830,059	27,399
Celanese Corp.	567,064	23,975
Lundin Mining Corp.	1,000,000	21,493
Lundin Gold, Inc.	202,100	16,789
Knife River Corp. (a)	174,361	12,266
Dyno Nobel, Ltd.	5,112,453	10,919
Louisiana-Pacific Corp.	110,000	8,884
Vicat SACA	85,775	7,625
Acerinox SA	437,480	6,481
Mitsui Kinzoku Co., Ltd.	41,700	4,711
Umicore SA	168,404	3,515
Cabot Corp.	48,229	3,197
Huhtamaki OYJ	82,277	2,867

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Arkema SA	34,302	$2,098
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,882
Titan SA	1,455	90
		228,821

Communication services 3.97%
Nippon Television Holdings, Inc.	986,700	23,925
Magnite, Inc. (a)	1,429,601	23,202
Springer Nature AG & Co. KGaA, non-registered shares	593,839	13,346
Stubhub Holdings, Inc., Class A (a)(b)	900,000	12,177
New York Times Co., Class A	175,000	12,149
Indosat Tbk PT	85,573,409	11,905
Kadokawa Corp.	529,800	10,749
Rightmove PLC	1,080,615	7,555
Bharti Hexacom, Ltd.	63,232	1,282
Starz Entertainment Corp. (a)	82,800	969
		117,259

Consumer staples 3.25%
Raia Drogasil SA, ordinary nominative shares	7,751,754	33,248
BBB Foods, Inc., Class A (a)	767,003	25,610
Universal Robina Corp.	13,048,305	14,887
Lamb Weston Holdings, Inc.	320,000	13,405
Apotea Sverige AB (a)	593,629	5,929
e.l.f. Beauty, Inc. (a)	40,599	3,087
		96,166

Energy 2.66%
Weatherford International	409,326	32,034
CNX Resources Corp. (a)	525,389	19,319
Vista Energy, SAB de CV, Class A (ADR) (a)	207,708	10,107
Aegis Logistics Ltd.	790,464	6,306
Secure Waste Infrastructure Corp.	369,037	4,643
Cactus, Inc., Class A	77,043	3,519
Aegis Vopak Terminals, Ltd. (a)	953,011	2,643
		78,571

Real estate 2.41%
Charter Hall Group REIT	1,491,963	24,257
Embassy Office Parks REIT	4,429,528	21,465
Mindspace Business Parks REIT	1,250,000	6,607
NTT DC REIT (a)	5,706,900	5,815
Lodha Developers, Ltd.	442,564	5,226
St. Joe Co.	70,902	4,209
Altus Group, Ltd.	88,775	3,668
		71,247

Utilities 1.61%
Black Hills Corp.	280,286	19,457
Talen Energy Corp. (a)	23,357	8,755

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Nippon Gas Co., Ltd.	364,000	$6,893
SembCorp Industries, Ltd.	1,425,500	6,655
IDACORP, Inc.	45,900	5,809
		47,569
Total common stocks (cost: $2,108,611,000)		2,838,047
Preferred securities 0.66%
Information technology 0.41%
SmartHR, Inc., Series D, preferred shares (a)(c)(d)	3,006	10,054
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	842
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	112
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	107
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	72
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	35
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	30
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	16
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	13
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	807
		12,088

Financials 0.25%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	500,000	7,200
Total preferred securities (cost: $27,808,000)		19,288
Rights & warrants 0.00%
Consumer discretionary 0.00%
Smartfit Escola de Ginastica e Danca SA, rights, expire 1/6/2026 (a)	21,419	12
Convertible bonds & notes 0.05%	Principal amount (000)
Information technology 0.05%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	USD773	1,149
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	291	432
Total convertible bonds & notes (cost: $923,000)		1,581
Bonds, notes & other debt instruments 0.03%
Corporate bonds and notes 0.03%
Information technology 0.03%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (f)(g)	1,173	945
Total bonds, notes & other debt instruments (cost: $1,334,000)		945
Short-term securities 6.72%	Shares
Money market investments 2.90%
Capital Group Central Cash Fund 3.79% (h)(i)	856,817	85,690

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Short-term securities (continued)		Shares	Value (000)
Money market investments purchased with collateral from securities on loan 2.33%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (h)(j)		55,116,990	$55,117
Capital Group Central Cash Fund 3.79% (h)(i)(j)		138,082	13,810
			68,927
	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 1.49%
Oversea-Chinese Banking Corp., Ltd. 1/16/2026 (e)	3.214%	USD21,500	21,464
TOTAL Holdings USA, Inc. 1/9/2026 (e)	2.868	22,500	22,479
			43,943
Total short-term securities (cost: $198,558,000)			198,560
Total investment securities 103.54% (cost: $2,337,234,000)			3,058,433
Other assets less liabilities (3.54)%			(104,630)
Net assets 100.00%			$2,953,803
Investments in affiliates (i)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Lands’ End, Inc. (a)(k)	$27,594	$—	$16,981	$2,176	$(12,789)	$—	$—
Short-term securities 3.37%
Money market investments 2.90%
Capital Group Central Cash Fund 3.79% (h)	16,001	781,768	712,093	10	4	85,690	4,646
Money market investments purchased with collateral from securities on loan 0.47%
Capital Group Central Cash Fund 3.79% (h)(j)	19,927		6,117 (l)			13,810	— (m)
Total short-term securities						99,500
Total 3.37%				$2,186	$(12,785)	$99,500	$4,646
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CompoSecure, Inc., Class A (a)	12/24/2025	$17,554	$17,014	0.57%
SmartHR, Inc., Series D, preferred shares (a)(d)	5/28/2021	14,344	10,054	0.34
Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	842	0.03
Yotpo, Ltd. (a)(d)	3/16/2021	1,418	265	0.01
Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	112	0.01
Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	107	0.00 (n)
Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	72	0.00 (n)
Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	35	0.00 (n)
Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	30	0.00 (n)
Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	16	0.00 (n)

American Funds Insurance Series	12

Global Small Capitalization Fund (continued)
Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	$71	$13	0.00%(n)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	807	0.03
Total		$44,645	$29,367	0.99%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,375,000, which represented 1.50% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 12/31/2025.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(k)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(l)	Represents net activity. Refer to Note 5 for more information on securities lending.
(m)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(n)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

13	American Funds Insurance Series

Growth Fund
Investment portfolio December 31, 2025

Common stocks 97.05%	Shares	Value (000)
Information technology 30.03%
NVIDIA Corp.	14,633,168	$2,729,086
Broadcom, Inc.	7,127,917	2,466,972
Microsoft Corp.	4,705,891	2,275,863
Micron Technology, Inc.	4,145,247	1,183,095
Shopify, Inc., Class A, subordinate voting shares (a)	6,681,199	1,075,473
Apple, Inc.	3,469,920	943,333
Cloudflare, Inc., Class A (a)	3,933,670	775,523
Salesforce, Inc.	2,329,847	617,200
Taiwan Semiconductor Manufacturing Co., Ltd.	9,590,699	468,538
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	54,135
SK hynix, Inc.	1,021,431	462,530
Strategy, Inc., Class A (a)	2,430,046	369,246
Constellation Software, Inc.	144,522	347,619
Fair Isaac Corp. (a)	159,463	269,591
Synopsys, Inc. (a)	548,921	257,839
AppLovin Corp., Class A (a)	321,334	216,521
KLA Corp.	161,842	196,651
Unity Software, Inc. (a)	4,187,714	184,971
Adobe, Inc. (a)	464,126	162,440
Intel Corp. (a)	4,381,849	161,690
Amphenol Corp., Class A	1,061,587	143,463
ASML Holding NV (ADR)	121,131	129,593
ASML Holding NV	11,142	11,910
Klaviyo, Inc., Class A (a)	3,758,673	122,044
Gartner, Inc. (a)	440,392	111,102
DocuSign, Inc. (a)	1,362,952	93,226
Intuit, Inc.	109,602	72,603
Fortinet, Inc. (a)	840,566	66,749
Monday.com, Ltd. (a)	437,980	64,628
HubSpot, Inc. (a)	133,103	53,414
Accenture PLC, Class A	194,545	52,196
Datadog, Inc., Class A (a)	322,570	43,866
RingCentral, Inc., Class A (a)	1,465,500	42,324
Tower Semiconductor, Ltd. (a)	328,759	38,603
Atlassian Corp., Class A (a)	175,462	28,449
Applied Materials, Inc.	102,877	26,438
Hewlett Packard Enterprise Co.	1,097,823	26,370
OpenAI Group PBC, Class A (a)(b)	35,568	17,228
MKS, Inc.	101,047	16,147
ServiceNow, Inc. (a)	100,415	15,383
TE Connectivity PLC	58,501	13,310
Stripe, Inc., Class B (a)(b)(c)	168,598	6,983
Figma, Inc. (a)	181,900	6,798
		16,421,143

Communication services 17.08%
Meta Platforms, Inc., Class A	6,338,307	4,183,853
Alphabet, Inc., Class A	5,117,670	1,601,831
Alphabet, Inc., Class C	4,890,122	1,534,520
Netflix, Inc. (a)	11,967,549	1,122,077
Live Nation Entertainment, Inc. (a)	1,673,146	238,423
Snap, Inc., Class A, nonvoting shares (a)	27,200,000	219,504
ROBLOX Corp., Class A (a)	2,022,582	163,890
Reddit, Inc., Class A (a)	385,000	88,500
Charter Communications, Inc., Class A (a)	257,459	53,745
Take-Two Interactive Software, Inc. (a)	205,671	52,658
T-Mobile US, Inc.	142,902	29,015

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nintendo Co., Ltd.	411,400	$27,790
Spotify Technology SA (a)	36,511	21,202
Stubhub Holdings, Inc., Class A (a)(d)	289,405	3,916
		9,340,924

Consumer discretionary 15.69%
Tesla, Inc. (a)	7,508,443	3,376,697
Amazon.com, Inc. (a)	4,731,936	1,092,225
Royal Caribbean Cruises, Ltd.	1,873,957	522,684
D.R. Horton, Inc.	3,192,890	459,872
Chipotle Mexican Grill, Inc. (a)	9,143,057	338,293
DoorDash, Inc., Class A (a)	1,463,440	331,440
NIKE, Inc., Class B	4,175,649	266,031
Flutter Entertainment PLC (a)	1,088,583	234,089
Burlington Stores, Inc. (a)	606,948	175,317
Tractor Supply Co.	3,325,000	166,283
Hermes International	61,000	150,713
Wayfair, Inc., Class A (a)	1,406,061	141,183
Norwegian Cruise Line Holdings, Ltd. (a)	6,094,950	136,039
Rivian Automotive, Inc., Class A (a)	6,072,024	119,680
Aramark	3,218,114	118,620
Home Depot, Inc.	315,781	108,660
Texas Roadhouse, Inc.	569,220	94,491
LVMH Moet Hennessy-Louis Vuitton SE	103,754	78,220
CAVA Group, Inc. (a)	1,153,603	67,705
Service Corp. International	848,647	66,169
Amadeus IT Group SA, Class A, non-registered shares	900,457	66,047
Five Below, Inc. (a)	252,000	47,467
Duolingo, Inc., Class A (a)	267,716	46,984
TopBuild Corp. (a)	109,349	45,619
Churchill Downs, Inc.	393,735	44,799
Booking Holdings, Inc.	8,123	43,501
DraftKings, Inc., Class A (a)	1,260,429	43,434
Floor & Decor Holdings, Inc., Class A (a)	690,678	42,055
YUM! Brands, Inc.	246,744	37,327
O’Reilly Automotive, Inc. (a)	310,795	28,348
Polaris, Inc.	371,000	23,466
Starbucks Corp.	250,453	21,091
AutoZone, Inc. (a)	5,049	17,124
Marriott International, Inc., Class A	46,380	14,389
Caesars Entertainment, Inc. (a)	356,300	8,334
Helen of Troy, Ltd. (a)	269,597	5,729
		8,580,125

Health care 10.98%
Intuitive Surgical, Inc. (a)	1,991,933	1,128,151
Eli Lilly and Co.	939,135	1,009,270
Vertex Pharmaceuticals, Inc. (a)	1,501,764	680,840
Alnylam Pharmaceuticals, Inc. (a)	1,708,686	679,459
HCA Healthcare, Inc.	627,846	293,116
UnitedHealth Group, Inc.	835,333	275,752
Thermo Fisher Scientific, Inc.	472,926	274,037
Boston Scientific Corp. (a)	2,452,163	233,814
Amgen, Inc.	520,625	170,406
Ionis Pharmaceuticals, Inc. (a)	1,674,900	132,501
Illumina, Inc. (a)	993,454	130,302
Guardant Health, Inc. (a)	1,005,728	102,725
Ascendis Pharma AS (ADR) (a)	444,896	94,870
Moderna, Inc. (a)	3,047,100	89,859

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Mettler-Toledo International, Inc. (a)	62,042	$86,498
Danaher Corp.	375,705	86,006
Align Technology, Inc. (a)	540,602	84,415
Hims & Hers Health, Inc., Class A (a)(d)	2,320,554	75,348
Insmed, Inc. (a)	418,330	72,806
EssilorLuxottica SA	229,003	72,405
BioNTech SE (ADR) (a)	562,734	53,572
Royalty Pharma PLC, Class A	955,185	36,908
Abbott Laboratories	241,437	30,250
IQVIA Holdings, Inc. (a)	105,500	23,781
CRISPR Therapeutics AG (a)(d)	334,619	17,547
Regeneron Pharmaceuticals, Inc.	21,203	16,366
Humana, Inc.	52,111	13,347
QIAGEN NV	294,396	13,239
Veeva Systems, Inc., Class A (a)	41,200	9,197
Verily Life Sciences, LLC (a)(b)(c)	300,178	8,789
Doximity, Inc., Class A (a)	172,495	7,638
		6,003,214

Industrials 9.20%
TransDigm Group, Inc.	716,472	952,800
General Electric Co.	1,458,179	449,163
Uber Technologies, Inc. (a)	3,678,126	300,540
Quanta Services, Inc.	656,371	277,028
FTAI Aviation, Ltd.	1,289,761	253,889
Ingersoll-Rand, Inc.	3,178,452	251,797
ATI, Inc. (a)	2,086,140	239,405
Republic Services, Inc.	1,037,338	219,843
United Airlines Holdings, Inc. (a)	1,596,411	178,511
Rocket Lab Corp. (a)	2,320,675	161,890
Northrop Grumman Corp.	202,123	115,253
United Rentals, Inc.	132,903	107,561
GE Vernova, Inc.	164,046	107,216
Ryanair Holdings PLC (ADR)	1,404,492	101,390
Ryanair Holdings PLC	96,554	3,353
Airbus SE, non-registered shares	426,445	98,915
Copart, Inc. (a)	2,348,144	91,930
Saia, Inc. (a)	280,378	91,549
Axon Enterprise, Inc. (a)	157,223	89,292
Bombardier, Inc., Class B (a)	518,058	88,133
Old Dominion Freight Line, Inc.	490,000	76,832
Tetra Tech, Inc.	2,192,104	73,523
Casella Waste Systems, Inc., Class A (a)	701,174	68,673
Equifax, Inc.	308,063	66,843
Boeing Co. (The) (a)	307,821	66,834
Willscot Holdings Corp., Class A	3,295,427	62,053
ITT, Inc.	343,000	59,514
Rolls-Royce Holdings PLC	3,673,109	57,092
Loar Holdings, Inc. (a)	817,165	55,567
HEICO Corp.	137,622	44,533
Carrier Global Corp.	709,345	37,482
XPO, Inc. (a)	263,564	35,821
Enerpac Tool Group Corp., Class A	924,087	35,337
Applied Industrial Technologies, Inc.	93,197	23,930
Lennox International, Inc.	43,370	21,060
Caterpillar, Inc.	30,500	17,472
Builders FirstSource, Inc. (a)	160,656	16,530
SPX Technologies, Inc. (a)	65,962	13,196

American Funds Insurance Series	16

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Safran SA	31,998	$11,135
Einride AB (a)(b)(c)	128,088	2,621
Einride AB (EUR denominated) (a)(b)(c)	78,648	1,609
		5,027,115

Financials 7.45%
Visa, Inc., Class A	2,133,721	748,317
Bank of America Corp.	9,094,572	500,202
Toast, Inc., Class A (a)	8,375,874	297,427
Affirm Holdings, Inc., Class A (a)	3,595,701	267,628
Mastercard, Inc., Class A	467,855	267,089
Capital One Financial Corp.	955,209	231,504
KKR & Co., Inc.	1,738,534	221,628
Apollo Asset Management, Inc.	1,370,731	198,427
LPL Financial Holdings, Inc.	477,139	170,420
Block, Inc., Class A (a)	2,393,874	155,817
Brookfield Corp., Class A	3,275,187	150,298
American Express Co.	292,646	108,264
UBS Group AG	2,174,000	100,498
Blue Owl Capital, Inc., Class A (d)	6,686,183	99,892
Coinbase Global, Inc., Class A (a)	330,462	74,731
Progressive Corp.	307,337	69,987
Truist Financial Corp.	1,350,366	66,452
Blackstone, Inc.	372,497	57,417
Ares Management Corp., Class A	346,466	55,999
Marsh & McLennan Cos., Inc.	267,515	49,629
Brown & Brown, Inc.	598,260	47,681
Ryan Specialty Holdings, Inc., Class A	870,000	44,918
Kinsale Capital Group, Inc.	73,584	28,780
Intercontinental Exchange, Inc.	176,208	28,539
Aon PLC, Class A	57,337	20,233
Tradeweb Markets, Inc., Class A	118,829	12,779
		4,074,556

Consumer staples 1.87%
Performance Food Group Co. (a)	3,559,500	320,070
Costco Wholesale Corp.	303,405	261,638
Philip Morris International, Inc.	1,376,564	220,801
Bunge Global SA	679,809	60,557
Church & Dwight Co., Inc.	600,863	50,382
Walmart, Inc.	421,746	46,987
Dollar Tree Stores, Inc. (a)	326,400	40,151
Estee Lauder Cos., Inc. (The), Class A	163,107	17,081
JUUL Labs, Inc., Class A (a)(b)(c)(e)	2,496,349	4,743
		1,022,410

Materials 1.79%
Wheaton Precious Metals Corp.	2,483,836	291,900
Grupo Mexico, SAB de CV, Series B	19,156,155	180,876
Albemarle Corp.	1,072,000	151,624
Royal Gold, Inc.	551,247	122,537
Barrick Mining Corp.	1,945,890	84,743
Franco-Nevada Corp. (CAD denominated)	323,280	67,011
Glencore PLC	5,275,000	28,695
Linde PLC	61,350	26,159
Ecolab, Inc.	93,883	24,646
		978,191

17	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)	Shares	Value (000)

Energy 1.55%
EOG Resources, Inc.	2,238,224	$235,036
Baker Hughes Co., Class A	3,500,000	159,390
TechnipFMC PLC	2,000,000	89,120
ConocoPhillips	815,850	76,372
Viper Energy, Inc., Class A	1,904,761	73,581
Diamondback Energy, Inc.	325,000	48,857
EQT Corp.	775,751	41,580
Cenovus Energy, Inc. (CAD denominated)	2,415,901	40,871
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	36,826
Tourmaline Oil Corp.	596,759	26,769
SLB, Ltd.	470,914	18,074
		846,476

Real estate 0.74%
Welltower, Inc. REIT	908,669	168,658
Zillow Group, Inc., Class C, nonvoting shares (a)	2,105,080	143,609
CoStar Group, Inc. (a)	1,393,047	93,668
		405,935

Utilities 0.67%
Constellation Energy Corp.	509,942	180,147
NRG Energy, Inc.	505,712	80,530
Vistra Corp.	455,512	73,488
Southern Co. (The)	357,034	31,133
		365,298
Total common stocks (cost: $21,705,770,000)		53,065,387
Preferred securities 0.58%
Information technology 0.57%
Anthropic, PBC, Class F, preferred shares (a)(b)(c)	613,792	154,007
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(b)(c)	2,763,342	114,458
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)(c)	52,656	2,181
PsiQuantum Corp., Series D, preferred shares (a)(b)(c)	906,761	37,291
PsiQuantum Corp., Series E, preferred shares (a)(b)(c)	56,040	2,305
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)(c)	406,310	1,706
		311,948

Industrials 0.01%
Einride AB, Series C, preferred shares (a)(b)(c)	154,765	3,167
Total preferred securities (cost: $182,580,000)		315,115
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	53,352	— (f)
Total rights & warrants (cost: $0)		— (f)
Convertible stocks 0.08%
Information technology 0.07%
OpenAI Group PBC, Class A-2, convertible preferred shares (b)	73,144	35,429

American Funds Insurance Series	18

Growth Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	$7,644

Industrials 0.00%
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)(c)	809,003	534
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)(c)	171,920	113
		647
Total convertible stocks (cost: $32,010,000)		43,720
Short-term securities 2.43%
Money market investments 2.38%
Capital Group Central Cash Fund 3.79% (g)(h)	13,034,717	1,303,602

Money market investments purchased with collateral from securities on loan 0.05%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (g)(i)	26,762,407	26,762
Total short-term securities (cost: $1,330,110,000)		1,330,364
Total investment securities 100.14% (cost: $23,250,470,000)		54,754,586
Other assets less liabilities (0.14)%		(75,804)
Net assets 100.00%		$54,678,782
Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.38%
Money market investments 2.38%
Capital Group Central Cash Fund 3.79% (g)	$1,045,665	$5,918,652	$5,660,837	$66	$56	$1,303,602	$51,607
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (g)	4,032		4,032 (j)			—	— (k)
Total 2.38%				$66	$56	$1,303,602	$51,607
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Anthropic, PBC, Class F, preferred shares (a)(b)	8/29/2025	$86,525	$154,007	0.28%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(b)	3/15/2023	55,638	114,458	0.21
Stripe, Inc., Class B (a)(b)	5/6/’2021	6,766	6,983	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	2,113	2,181	0.01
PsiQuantum Corp., Series D, preferred shares (a)(b)	5/28/2021	23,781	37,291	0.07
PsiQuantum Corp., Series E, preferred shares (a)(b)	5/23/2025-6/3/2025	2,305	2,305	0.00 (l)
Verily Life Sciences, LLC (a)(b)	12/21/2018	37,000	8,789	0.02

19	American Funds Insurance Series

Growth Fund (continued)
Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Einride AB, Series C, preferred shares (a)(b)	11/23/2022-8/1/2024	$5,262	$3,167	0.01%
Einride AB (a)(b)	7/14/2025	4,355	2,621	0.00 (l)
Einride AB (EUR denominated) (a)(b)	2/1/2023	2,674	1,609	0.00 (l)
JUUL Labs, Inc., Class A (a)(b)(e)	7/29/2024	19,001	4,743	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)	12/1/2021	6,956	1,706	0.00 (l)
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)	12/14/2023	1,382	534	0.00 (l)
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)	10/22/2021	10,452	113	0.00 (l)
Total		$264,210	$340,507	0.62%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(e)
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,743,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 12/31/2025.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	20

International Fund
Investment portfolio December 31, 2025

Common stocks 98.16%	Shares	Value (000)
Financials 16.89%
Standard Chartered PLC	11,011,203	$268,904
3i Group PLC	2,897,302	126,054
Banco Bilbao Vizcaya Argentaria SA	5,332,751	124,734
Nu Holdings, Ltd., Class A (a)	6,922,206	115,878
KB Financial Group, Inc.	1,185,335	102,470
Mizuho Financial Group, Inc.	2,515,100	91,328
Banco Santander SA	6,836,212	80,222
Banco BPM SpA	3,615,692	54,921
AIA Group, Ltd.	5,207,391	53,488
ING Groep NV	1,613,867	45,368
Munchener Ruckversicherungs-Gesellschaft AG	56,655	37,414
Tokio Marine Holdings, Inc.	905,800	33,629
Bank Central Asia Tbk PT	56,767,400	27,401
BPER Banca SpA (b)	1,418,221	19,178
NatWest Group PLC	1,567,793	13,674
Allianz SE	27,705	12,707
Hana Financial Group, Inc.	186,011	12,133
Brookfield Corp., Class A (CAD denominated)	233,122	10,704
Japan Post Bank Co., Ltd.	619,400	8,711
China Merchants Bank Co., Ltd., Class A	1,205,700	7,264
ICICI Bank, Ltd.	442,491	6,606
Futu Holdings, Ltd. (ADR) (a)	35,499	5,829
		1,258,617

Industrials 16.27%
Airbus SE, non-registered shares	1,101,390	255,471
Rolls-Royce Holdings PLC	8,463,724	131,553
Siemens AG	303,400	85,206
MTU Aero Engines AG	179,935	75,054
Recruit Holdings Co., Ltd.	1,308,162	74,627
Melrose Industries PLC	9,427,170	74,169
Techtronic Industries Co., Ltd.	5,617,550	64,539
Volvo AB, Class B	1,368,822	43,876
Diploma PLC	598,717	42,730
Localiza Rent a Car SA, ordinary nominative shares	5,068,783	39,975
Localiza Rent a Car SA (a)	194,953	1,476
WEG SA	3,980,205	35,650
ITOCHU Corp.	2,657,500	33,545
Marubeni Corp.	1,159,900	32,276
IHI Corp.	1,824,200	32,164
Hitachi, Ltd.	990,979	30,744
Schneider Electric SE	95,190	26,092
Rumo SA	9,764,390	26,083
Safran SA	56,700	19,730
RELX PLC	379,889	15,366
DSV A/S	50,961	12,824
Bureau Veritas SA	386,859	12,320
AtkinsRealis Group, Inc.	172,152	11,113
Singapore Technologies Engineering, Ltd.	1,674,050	10,922
Experian PLC	236,977	10,718
Larsen & Toubro, Ltd.	126,454	5,745
Compagnie de Saint-Gobain SA, non-registered shares	46,865	4,757
Ashtead Group PLC	54,171	3,696
		1,212,421

Information technology 15.10%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,377,867	458,141
SK hynix, Inc.	314,984	142,633
Tokyo Electron, Ltd.	647,298	142,158

21	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Information technology (continued)
ASML Holding NV	120,453	$128,754
Samsung Electronics Co., Ltd.	1,529,763	127,497
Nebius Group NV, Class A (a)(b)	330,786	27,689
ARM Holdings PLC (ADR) (a)	196,800	21,512
SAP SE	74,969	18,343
Xiaomi Corp., Class B (a)	1,932,600	9,754
NEC Corp.	244,075	8,230
Infineon Technologies AG	183,939	8,150
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	4,819	7,933
Elite Material Co., Ltd.	151,233	7,844
Delta Electronics, Inc.	244,000	7,424
Tata Consultancy Services, Ltd.	137,136	4,902
Shopify, Inc., Class A, subordinate voting shares (a)	28,772	4,632
		1,125,596

Materials 12.39%
First Quantum Minerals, Ltd. (a)	14,456,903	387,610
Ivanhoe Mines, Ltd., Class A (a)	8,609,925	97,921
Ivanhoe Mines, Ltd., Class A (a)(d)	3,675,281	41,799
Grupo Mexico, SAB de CV, Series B	8,937,237	84,387
Nitto Denko Corp.	3,520,415	83,649
Anglo American PLC	1,721,774	70,953
Nippon Steel Corp.	9,999,000	40,892
Shin-Etsu Chemical Co., Ltd.	1,077,664	33,513
Air Liquide SA	118,039	22,213
Antofagasta PLC	379,688	16,665
Wheaton Precious Metals Corp.	88,388	10,387
Smurfit Westrock PLC	247,511	9,571
Nippon Sanso Holdings Corp.	304,021	9,078
Akzo Nobel NV	88,591	6,153
Buzzi SpA	87,826	5,339
DSM-Firmenich AG	36,039	2,912
		923,042

Communication services 9.56%
SoftBank Group Corp.	10,784,964	304,053
Tencent Holdings, Ltd.	1,764,115	135,179
Bharti Airtel, Ltd.	4,398,206	103,178
Singapore Telecommunications, Ltd.	11,548,300	40,916
Nintendo Co., Ltd.	536,900	36,267
Deutsche Telekom AG	974,869	31,622
NetEase, Inc.	734,816	20,222
Universal Music Group NV	657,391	17,175
Spotify Technology SA (a)	25,659	14,900
Advanced Info Service PCL, foreign registered shares	867,289	8,614
		712,126

Consumer discretionary 9.04%
Moncler SpA	1,032,407	66,354
MercadoLibre, Inc. (a)	32,883	66,235
Kering SA	179,269	63,257
Compagnie Financiere Richemont SA, Class A	273,347	58,993
Maruti Suzuki India, Ltd.	288,268	53,589
Trip.com Group, Ltd.	580,746	41,659
Sea, Ltd., Class A (ADR) (a)	313,738	40,023
Prosus NV, Class N	643,657	39,754
Industria de Diseno Textil SA	566,003	37,283
Hyundai Motor Co.	162,486	33,269

American Funds Insurance Series	22

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Ferrari NV (EUR denominated)	87,650	$32,635
NEXT PLC	129,015	23,737
Flutter Entertainment PLC (a)	98,385	21,157
Midea Group Co., Ltd., Class A	1,128,302	12,614
Fast Retailing Co., Ltd.	33,500	12,149
Aristocrat Leisure, Ltd.	297,447	11,535
Shimano, Inc. (b)	101,600	10,727
Zensho Holdings Co., Ltd.	166,100	9,520
Galaxy Entertainment Group, Ltd.	1,925,384	9,443
Compass Group PLC	292,214	9,297
ANTA Sports Products, Ltd.	596,775	6,164
Ryohin Keikaku Co., Ltd.	321,757	5,717
LVMH Moet Hennessy-Louis Vuitton SE	5,799	4,372
Hermes International	1,637	4,044
		673,527

Health care 6.01%
Novo Nordisk AS, Class B	3,391,577	172,878
Daiichi Sankyo Co., Ltd.	5,868,579	124,987
Zealand Pharma AS (a)	463,564	33,735
Eurofins Scientific SE, non-registered shares	451,508	33,021
AstraZeneca PLC	177,294	32,656
EssilorLuxottica SA	70,441	22,272
Sanofi	130,708	12,681
Sandoz Group AG	159,215	11,604
Ambu AS, Class B, non-registered shares (b)	274,738	3,788
		447,622

Energy 5.59%
Reliance Industries, Ltd.	12,131,748	211,754
Canadian Natural Resources, Ltd. (CAD denominated)	4,062,860	137,614
Cenovus Energy, Inc. (CAD denominated)	2,880,905	48,738
Shell PLC (GBP denominated)	316,792	11,637
Neste OYJ	300,618	6,803
		416,546

Consumer staples 4.50%
British American Tobacco PLC	2,634,440	149,314
Danone SA	659,961	59,548
L’Oreal SA, non-registered shares	86,941	37,344
JBS NV (BDR) (a)	2,188,693	31,566
Marks and Spencer Group PLC	4,024,381	17,902
Ajinomoto Co., Inc.	669,004	14,150
Avenue Supermarts, Ltd. (a)	262,709	11,052
Kweichow Moutai Co., Ltd., Class A	46,534	9,164
Imperial Brands PLC	136,845	5,753
		335,793

Utilities 2.81%
Engie SA	2,395,754	62,993
Gulf Development PCL	27,764,456	36,817
E.ON SE	1,586,206	30,069
SSE PLC	987,562	28,958
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	783,149	18,770

23	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
SembCorp Industries, Ltd.	2,815,100	$13,142
National Grid PLC	702,416	10,825
RWE AG	148,645	7,909
		209,483
Total common stocks (cost: $4,876,359,000)		7,314,773
Preferred securities 0.46%
Financials 0.45%
Itau Unibanco Holding SA, preferred nominative shares	4,652,963	33,353

Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	422	695
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	18	29
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	1	2
		726
Total preferred securities (cost: $27,145,000)		34,079
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	7,730	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 2.00%
Money market investments 1.65%
Capital Group Central Cash Fund 3.79% (f)(g)	1,227,629	122,775

Money market investments purchased with collateral from securities on loan 0.35%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (f)(h)	26,275,215	26,276
Total short-term securities (cost: $149,031,000)		149,051
Total investment securities 100.62% (cost: $5,052,535,000)		7,497,903
Other assets less liabilities (0.62)%		(45,923)
Net assets 100.00%		$7,451,980
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.65%
Money market investments 1.65%
Capital Group Central Cash Fund 3.79% (f)	$396,476	$1,657,364	$1,930,982	$(57)	$(26)	$122,775	$11,400

American Funds Insurance Series	24

International Fund (continued)
Investments in affiliates (g) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (f)	$1,000	$—	$1,000 (i)	$—	$—	$—	$— (j)
Total 1.65%				$(57)	$(26)	$122,775	$11,400
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$41,799	0.56%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/04/2021	8,215	7,933	0.11
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	719	695	0.01
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	31	29	0.00 (k)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	2	2	0.00 (k)
Total		$41,929	$50,458	0.68%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 12/31/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Represents net activity. Refer to Note 5 for more information on securities lending.
(j)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(k)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Refer to the notes to financial statements.

25	American Funds Insurance Series

New World Fund®
Investment portfolio December 31, 2025

Common stocks 95.33%	Shares	Value (000)
Information technology 22.63%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,571,269	$321,028
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	11,523	3,502
SK hynix, Inc.	251,877	114,056
Microsoft Corp.	157,353	76,099
Broadcom, Inc.	210,679	72,916
NVIDIA Corp.	320,938	59,855
ASML Holding NV	25,289	27,032
ASML Holding NV (ADR)	8,318	8,899
Tokyo Electron, Ltd.	162,200	35,622
KLA Corp.	14,976	18,197
Samsung Electronics Co., Ltd.	191,723	15,979
MediaTek, Inc.	326,000	14,772
Xiaomi Corp., Class B (a)	2,534,000	12,789
Cloudflare, Inc., Class A (a)	59,018	11,635
Elite Material Co., Ltd.	220,800	11,453
Capgemini SE	66,733	11,052
Accton Technology Corp.	248,000	9,289
Apple, Inc.	28,459	7,737
Intel Corp. (a)	194,842	7,190
Jentech Precision Industrial Co., Ltd.	77,000	6,634
SAP SE	21,612	5,288
SAP SE (ADR)	4,295	1,043
Corning, Inc.	63,115	5,526
E Ink Holdings, Inc.	780,000	4,901
Oracle Corp.	24,649	4,804
Micron Technology, Inc.	16,655	4,753
Baidu, Inc., Class A (a)	275,000	4,508
Kokusai Electric Corp.	114,900	4,011
TDK Corp.	234,000	3,311
Synopsys, Inc. (a)	7,030	3,302
eMemory Technology, Inc.	59,000	3,221
Infineon Technologies AG	67,805	3,004
Zhongji Innolight Co., Ltd., Class A	33,800	2,928
Keyence Corp.	7,900	2,862
Globant SA (a)	36,120	2,361
Delta Electronics, Inc.	74,000	2,252
Unity Software, Inc. (a)	47,136	2,082
EPAM Systems, Inc. (a)	9,701	1,988
ASE Technology Holding Co., Ltd.	242,000	1,918
Tata Consultancy Services, Ltd.	40,821	1,459
LITE-ON Technology Corp.	207,000	1,066
HCL Technologies, Ltd.	51,253	926
Coforge, Ltd.	49,378	914
Credo Technology Group Holding, Ltd. (a)	5,689	819
Canva Australia Holdings Pty, Ltd. (a)(b)(c)	385	634
Disco Corp.	1,400	432
		916,049

Financials 17.42%
Banco Bilbao Vizcaya Argentaria SA	2,139,537	50,044
Nu Holdings, Ltd., Class A (a)	2,908,006	48,680
Mastercard, Inc., Class A	56,665	32,349
Standard Chartered PLC	1,298,185	31,703
Abu Dhabi Islamic Bank PJSC	4,188,342	23,675
AIA Group, Ltd.	2,150,600	22,090
Capitec Bank Holdings, Ltd.	84,912	21,323
KB Financial Group, Inc.	241,411	20,869
HDFC Bank, Ltd.	1,864,902	20,607
Kotak Mahindra Bank, Ltd.	836,821	20,495
UniCredit SpA	246,716	20,481

American Funds Insurance Series	26

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Eurobank SA	4,059,024	$16,268
Hana Financial Group, Inc.	227,598	14,846
Cholamandalam Investment and Finance Co., Ltd.	773,211	14,611
PICC Property and Casualty Co., Ltd., Class H	6,828,947	14,318
Al Rajhi Banking and Investment Corp., non-registered shares	549,635	14,288
ICICI Bank, Ltd.	612,943	9,151
ICICI Bank, Ltd. (ADR)	161,921	4,825
Visa, Inc., Class A	39,040	13,692
Banco Santander SA	1,156,519	13,572
XP, Inc., Class A	827,903	13,553
Axis Bank, Ltd.	911,541	12,903
PB Fintech, Ltd. (a)	622,762	12,650
National Bank of Greece SA	658,867	10,036
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,164,044	9,792
Shriram Finance, Ltd.	879,069	9,744
AU Small Finance Bank, Ltd.	854,088	9,451
Emirates NBD Bank PJSC	1,224,960	9,289
Credicorp, Ltd.	29,914	8,585
Saudi National Bank (The)	810,380	8,182
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,799,000	7,605
Futu Holdings, Ltd. (ADR) (a)	44,570	7,319
FirstRand, Ltd.	1,266,252	6,927
Brookfield Corp., Class A	149,687	6,869
Grupo Financiero Banorte, SAB de CV, Series O	721,373	6,687
Banco BTG Pactual SA, units	690,847	6,593
China Merchants Bank Co., Ltd., Class H	827,000	5,593
China Merchants Bank Co., Ltd., Class A	145,100	874
Bank of the Philippine Islands	3,172,748	6,261
BSE, Ltd.	210,546	6,167
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,846,265	6,083
Samsung Life Insurance Co., Ltd.	53,225	5,796
Hong Kong Exchanges and Clearing, Ltd.	103,600	5,413
Prudential PLC	347,501	5,362
Bajaj Finance, Ltd.	486,776	5,345
Saudi Awwal Bank SJSC, non-registered shares	603,009	5,200
Abu Dhabi Commercial Bank PJSC	1,288,462	5,017
Aon PLC, Class A	12,683	4,476
Vietnam Technological and Commercial JSCB (The)	3,227,600	4,279
Kasikornbank PCL, foreign registered shares	680,500	4,204
Bank Central Asia Tbk PT	8,589,523	4,146
Central Depository Services (India), Ltd.	257,071	4,129
Banco Santander (Brasil) SA, units (a)	672,725	4,114
Public Bank Bhd.	3,623,000	4,054
B3 SA - Brasil, Bolsa, Balcao	1,469,781	3,826
Samsung Fire & Marine Insurance Co., Ltd.	10,900	3,757
3i Group PLC	85,342	3,713
Qatar National Bank QPSC	621,752	3,186
HSBC Holdings PLC (GBP denominated)	189,882	2,977
Akbank TAS	1,817,792	2,963
OTP Bank PLC	25,466	2,729
Discovery, Ltd.	193,692	2,664
CVC Capital Partners PLC	158,241	2,650
360 ONE WAM, Ltd.	177,690	2,346
Kaspi.kz JSC (ADR) (a)	28,783	2,249
Bajaj Finserv, Ltd.	74,043	1,679
Bank of Ningbo Co., Ltd., Class A	407,300	1,637
Woori Financial Group, Inc.	80,845	1,573
BDO Unibank, Inc.	685,630	1,563
S&P Global, Inc.	2,769	1,447
Wise PLC, Class A (a)	101,638	1,221
Shinhan Financial Group Co., Ltd.	13,940	744

27	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Asia Commercial Joint Stock Bank	584,970	$534
Edenred SA	18,236	405
Haci A–mer Sabanci Holding AS	140,669	277
Erste Group Bank AG	1,804	217
Sberbank of Russia PJSC (b)	2,662,164	— (d)
		704,942

Consumer discretionary 12.67%
MercadoLibre, Inc. (a)	33,795	68,072
Trip.com Group, Ltd. (ADR)	474,251	34,103
Trip.com Group, Ltd.	385,395	27,646
Alibaba Group Holding, Ltd.	1,441,572	26,383
Alibaba Group Holding, Ltd. (ADR)	119,790	17,559
Midea Group Co., Ltd., Class A	2,890,833	32,318
LVMH Moet Hennessy-Louis Vuitton SE	40,672	30,663
Eicher Motors, Ltd.	219,346	17,835
Compagnie Financiere Richemont SA, Class A	81,116	17,506
MakeMyTrip, Ltd. (a)	168,896	13,870
Prosus NV, Class N	213,414	13,181
Maruti Suzuki India, Ltd.	69,319	12,886
H World Group, Ltd. (ADR)	253,777	11,940
H World Group, Ltd.	190,600	901
BYD Co., Ltd., Class A	722,123	10,082
BYD Co., Ltd., Class H	211,400	2,574
Galaxy Entertainment Group, Ltd.	2,192,000	10,751
Ryohin Keikaku Co., Ltd.	574,800	10,212
Eternal, Ltd. (a)	3,260,114	10,115
Jumbo SA	289,567	9,514
TVS Motor Co., Ltd.	204,915	8,475
Vibra Energia SA	1,778,591	8,364
Sea, Ltd., Class A (ADR) (a)	65,079	8,302
Hyundai Motor Co.	38,193	7,820
Meituan, Class B (a)	464,500	6,129
Naspers, Ltd., Class N	88,840	5,901
PDD Holdings, Inc. (ADR) (a)	50,247	5,698
Wynn Resorts, Ltd.	44,454	5,349
Tesla, Inc. (a)	11,561	5,199
Li Ning Co., Ltd.	2,006,155	4,804
Inchcape PLC	461,897	4,788
Hermes International	1,746	4,314
Moncler SpA	66,313	4,262
Aptiv Holdings, Ltd. (a)	41,403	3,150
Royal Caribbean Cruises, Ltd.	10,578	2,950
Coupang, Inc., Class A (a)	124,997	2,949
Lenskart Solutions, Ltd. (a)	578,142	2,899
YUM! Brands, Inc.	18,610	2,815
Pepkor Holdings, Ltd.	1,716,852	2,745
Amadeus IT Group SA, Class A, non-registered shares	37,373	2,741
ANTA Sports Products, Ltd.	239,200	2,471
Swiggy, Ltd. (a)	550,157	2,364
Marriott International, Inc., Class A	7,554	2,344
Starbucks Corp.	27,127	2,284
Shenzhou International Group Holdings, Ltd.	284,200	2,221
Booking Holdings, Inc.	402	2,153
InterContinental Hotels Group PLC	15,169	2,125
Mahindra & Mahindra, Ltd.	50,625	2,090
adidas AG	10,534	2,074
Ferrari NV (EUR denominated)	4,981	1,855
Industria de Diseno Textil SA	27,544	1,814
Fast Retailing Co., Ltd.	3,900	1,414

American Funds Insurance Series	28

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Sands China, Ltd.	496,000	$1,250
Laopu Gold Co., Ltd., Class H	15,700	1,245
NIKE, Inc., Class B	18,962	1,208
Shangri-La Asia, Ltd.	1,774,000	1,083
Tube Investments of India, Ltd.	36,685	1,067
Renault SA	25,328	1,049
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	984
Kering SA	2,102	742
Hilton Worldwide Holdings, Inc.	2,449	704
Evolution AB	6,810	463
Compagnie Generale des Etablissements Michelin	1,122	37
		512,806

Industrials 12.11%
Airbus SE, non-registered shares	221,232	51,315
International Container Terminal Services, Inc.	4,053,790	38,869
Rolls-Royce Holdings PLC	2,174,320	33,796
Hitachi, Ltd.	960,800	29,807
General Electric Co.	84,289	25,964
Kanzhun, Ltd., Class A (ADR)	932,453	19,003
Kanzhun, Ltd., Class A	98,200	994
Copa Holdings SA, Class A	149,024	17,974
Rumo SA	5,874,027	15,691
Safran SA	42,173	14,675
Localiza Rent a Car SA, ordinary nominative shares	1,712,066	13,502
Localiza Rent a Car SA (a)	65,848	499
IHI Corp.	716,379	12,631
Contemporary Amperex Technology Co., Ltd., Class A	230,376	12,061
Shenzhen Inovance Technology Co., Ltd., Class A	1,115,202	11,996
DSV A/S	45,402	11,425
Daikin Industries, Ltd.	78,900	10,129
BAE Systems PLC	436,368	10,032
WEG SA	1,109,286	9,936
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	352,685	9,265
Grupo Aeroportuario del Pacifico, SAB de CV, Class B (ADR)	1,043	275
AGCO Corp.	88,171	9,198
Uber Technologies, Inc. (a)	112,415	9,185
Leonardo SpA	157,234	9,007
Aselan Elektronik Sanayi ve Ticaret AS	1,557,059	8,420
TransDigm Group, Inc.	6,188	8,229
Siemens AG	28,236	7,930
Mitsui & Co., Ltd.	242,100	7,155
Techtronic Industries Co., Ltd.	620,500	7,129
Weichai Power Co., Ltd., Class A	1,977,896	4,847
Weichai Power Co., Ltd., Class H	947,000	2,279
Motiva Infraestrutura de Mobilidade SA	2,511,108	6,872
Jiangsu Hengli Hydraulic Co., Ltd., Class A	399,864	6,272
Hanwha Aerospace Co., Ltd.	9,460	6,155
Larsen & Toubro, Ltd.	126,929	5,767
Full Truck Alliance Co., Ltd., Class A (ADR)	433,721	4,654
Mitsubishi Heavy Industries, Ltd.	162,100	3,970
Schneider Electric SE	14,248	3,905
SM Investments Corp.	321,280	3,820
Ayala Corp.	383,020	3,047
GT Capital Holdings, Inc.	288,570	2,918
Carrier Global Corp.	54,462	2,878
InPost SA (a)(e)	218,978	2,682
International Consolidated Airlines Group SA (CDI)	463,348	2,566
Embraer SA	143,113	2,312
Ingersoll-Rand, Inc.	25,137	1,991

29	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bureau Veritas SA	61,362	$1,954
Boeing Co. (The) (a)	7,510	1,631
Turk Hava Yollari Anonim Ortakligi, non-registered shares	218,301	1,368
Grab Holdings, Ltd., Class A (a)	200,986	1,003
Wizz Air Holdings PLC (a)	57,166	983
Haitian International Holdings, Ltd.	103,146	293
		490,259

Communication services 9.72%
Tencent Holdings, Ltd.	1,429,401	109,531
Alphabet, Inc., Class C	86,392	27,110
Alphabet, Inc., Class A	82,543	25,836
Bharti Airtel, Ltd.	2,045,799	47,992
Bharti Airtel, Ltd., interim shares	50,511	952
Meta Platforms, Inc., Class A	60,664	40,044
NetEase, Inc.	1,132,600	31,168
MTN Group, Ltd.	2,718,770	27,783
KT Corp. (ADR)	648,437	12,301
Netflix, Inc. (a)	118,609	11,121
Telkom Indonesia (Persero) Tbk PT, Class B	43,499,200	9,047
America Movil, SAB de CV, Class B (ADR)	384,073	7,939
True Corp. PCL, foreign registered shares	22,087,986	7,629
True Corp. PCL, nonvoting depository receipts	753,600	260
Baidu, Inc., Class A (ADR) (a)	56,652	7,402
Spotify Technology SA (a)	10,315	5,990
Tencent Music Entertainment Group, Class A (ADR)	338,146	5,928
Orange	311,481	5,197
ROBLOX Corp., Class A (a)	38,832	3,146
Advanced Info Service PCL, foreign registered shares	267,800	2,660
NAVER Corp.	9,774	1,638
TIM SA	412,735	1,615
Singapore Telecommunications, Ltd.	349,300	1,237
		393,526

Materials 6.40%
First Quantum Minerals, Ltd. (a)	1,702,702	45,652
Grupo Mexico, SAB de CV, Series B	2,472,433	23,345
Barrick Mining Corp.	438,294	19,088
Vale SA, ordinary nominative shares	1,025,947	13,414
Vale SA (ADR), ordinary nominative shares	205,656	2,680
Glencore PLC	2,503,454	13,618
APL Apollo Tubes, Ltd.	546,975	11,649
Valterra Platinum, Ltd. (ZAR denominated)	128,112	10,846
Valterra Platinum, Ltd. (ADR)	41,308	578
Amcor PLC (CDI)	1,254,386	10,482
Nitto Denko Corp.	428,636	10,185
Zijin Gold International Co., Ltd. (a)	436,300	8,156
BASF SE	145,775	7,616
Anhui Conch Cement Co., Ltd., Class H	2,253,000	6,373
Linde PLC	14,574	6,214
Impala Platinum Holdings, Ltd.	375,422	5,913
Saudi Basic Industries Corp. non-registered shares	353,199	4,829
Nutrien, Ltd. (CAD denominated) (e)	71,918	4,439
Siam Cement PCL, foreign registered shares	730,100	4,239
Suzano SA	438,657	4,109
Pan American Silver Corp.	77,019	3,990
Ivanhoe Mines, Ltd., Class A (a)	344,873	3,922
Southern Copper Corp.	25,418	3,647
Wheaton Precious Metals Corp. (CAD denominated)	29,705	3,492

American Funds Insurance Series	30

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Anglo American PLC	79,828	$3,290
Sika AG	15,591	3,195
Nippon Steel Corp.	776,600	3,176
Freeport-McMoRan, Inc.	59,811	3,038
Loma Negra Compania Industrial Argentina SA (ADR) (a)	212,068	2,746
Antofagasta PLC	52,060	2,285
Corteva, Inc.	31,708	2,125
Asian Paints, Ltd.	66,679	2,054
Ecolab, Inc.	7,627	2,002
Heidelberg Materials AG, non-registered shares	6,287	1,646
Syensqo SA	19,822	1,592
SRF, Ltd.	41,937	1,435
Arkema SA	17,359	1,062
China Hongqiao Group Ltd. (a)	177,000	736
Alrosa PJSC (a)(b)	1,123,215	— (d)
		258,858

Health care 5.19%
Novo Nordisk AS, Class B	683,766	34,853
Max Healthcare Institute, Ltd.	2,447,517	28,464
AstraZeneca PLC	113,238	20,858
Laurus Labs, Ltd.	1,535,536	18,916
Eli Lilly and Co.	17,384	18,682
Thermo Fisher Scientific, Inc.	25,506	14,779
BeOne Medicines, Ltd. (ADR) (a)	30,544	9,280
BeOne Medicines, Ltd. (a)	36,200	841
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	879,888	7,483
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	184,800	1,688
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	236,793	7,390
Innovent Biologics, Inc. (a)	741,373	7,225
EssilorLuxottica SA	18,490	5,846
Abbott Laboratories	39,403	4,937
Danaher Corp.	18,692	4,279
Dr. Sulaiman Al Habib Medical Services Group Co.	52,908	3,625
Rede D’Or Sao Luiz SA	427,339	3,164
OdontoPrev SA	1,320,175	2,690
Align Technology, Inc. (a)	16,246	2,537
bioMerieux SA	17,603	2,279
Mettler-Toledo International, Inc. (a)	1,181	1,647
Mankind Pharma, Ltd.	62,374	1,527
Lupin, Ltd.	59,641	1,398
WuXi AppTec Co., Ltd., Class H	107,700	1,357
Asahi Intecc Co., Ltd.	71,500	1,339
Alcon, Inc.	13,781	1,095
Wuxi Biologics (Cayman), Inc. (a)	240,500	969
Medtronic PLC	6,899	663
CanSino Biologics, Inc., Class H (a)	35,921	161
		209,972

Consumer staples 4.47%
Nestle SA	291,813	29,004
Kweichow Moutai Co., Ltd., Class A	121,770	23,981
Arca Continental, SAB de CV	1,036,505	11,217
JBS NV (BDR) (a)	641,172	9,247
Carlsberg A/S, Class B	60,316	7,907
Raia Drogasil SA, ordinary nominative shares	1,634,665	7,011
Avenue Supermarts, Ltd. (a)	161,965	6,814
Shoprite Holdings, Ltd.	411,541	6,721
ITC, Ltd.	1,420,089	6,374

31	American Funds Insurance Series

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Anheuser-Busch InBev SA/NV	91,753	$5,887
KT&G Corp.	54,838	5,399
Tsingtao Brewery Co., Ltd., Class H	782,634	4,891
Philip Morris International, Inc.	29,930	4,801
Dino Polska SA, non-registered shares (a)	398,251	4,585
BBB Foods, Inc., Class A (a)	125,631	4,195
Pernod Ricard SA	47,700	4,084
Monster Beverage Corp. (a)	51,591	3,956
Varun Beverages, Ltd.	712,894	3,882
Wal-Mart de Mexico, SAB de CV, Series V	1,180,937	3,681
United Spirits, Ltd.	219,491	3,526
British American Tobacco PLC	57,337	3,250
PepsiCo, Inc.	18,460	2,649
Danone SA	28,109	2,536
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	1,141,636	2,434
L’Oreal SA, non-registered shares	5,436	2,335
Zabka Group (a)	321,671	2,049
Coca-Cola Co.	27,396	1,915
Walmart, Inc.	14,179	1,580
Mondelez International, Inc., Class A	29,118	1,567
WH Group, Ltd.	1,189,000	1,324
Godrej Consumer Products, Ltd.	85,234	1,159
JD Health International, Inc. (a)	107,650	765
		180,726

Energy 2.20%
Reliance Industries, Ltd.	1,530,507	26,714
TotalEnergies SE (EUR denominated)	197,891	12,898
ADNOC Drilling Co. PJSC	7,034,034	10,228
Adnoc Gas PLC	9,312,887	9,002
SLB, Ltd.	220,133	8,449
Vista Energy, SAB de CV, Class A (ADR) (a)	172,702	8,404
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	633,133	7,502
Shell PLC (GBP denominated)	75,967	2,790
Chevron Corp.	16,599	2,530
Borr Drilling, Ltd. (a)	149,981	604
Rosneft Oil Co. PJSC (b)	588,661	— (d)
		89,121

Real estate 1.37%
Lodha Developers, Ltd.	2,449,911	28,933
China Resources Mixc Lifestyle Services, Ltd.	1,563,200	8,595
China Resources Land, Ltd.	1,570,000	5,468
Emaar Properties PJSC	1,141,749	4,368
CK Asset Holdings, Ltd.	762,500	3,841
SM Prime Holdings, Inc.	8,122,500	3,133
Fibra Uno Administracion REIT, SA de CV	300,200	450
Longfor Group Holdings, Ltd. (e)	336,846	369
ALLOS SA, ordinary nominative shares	60,365	312
		55,469

Utilities 1.15%
Power Grid Corp. of India, Ltd.	3,911,064	11,505
Gulf Development PCL	7,715,193	10,231
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	401,325	9,618
SembCorp Industries, Ltd.	1,195,100	5,579
Equatorial Energia SA	782,855	5,486

American Funds Insurance Series	32

New World Fund® (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
CPFL Energia SA	251,145	$2,438
AES Corp.	74,667	1,071
Engie SA	23,878	628
		46,556
Total common stocks (cost: $2,320,519,000)		3,858,284
Preferred securities 0.73%
Financials 0.32%
Itau Unibanco Holding SA (ADR), preferred nominative shares	1,332,401	9,540
Itau Unibanco Holding SA, preferred nominative shares	459,389	3,293
		12,833

Real estate 0.20%
QuintoAndar, Ltd., Series E, preference shares (a)(b)(c)	32,657	6,550
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)(c)	8,400	1,685
		8,235

Information technology 0.16%
Samsung Electronics Co., Ltd., nonvoting preferred shares	104,453	6,410
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)(c)	34	56
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)(c)	1	2
		6,468

Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (e)	35,497	1,902
TVS Motor Co., Ltd., 6.00% preferred shares (a)	915,260	102
Getir BV, Series D, preferred shares (a)(b)(c)	7,768	— (d)
		2,004
Total preferred securities (cost: $27,027,000)		29,540
Bonds, notes & other debt instruments 2.81%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.48%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	178
Angola (Republic of) 8.25% 5/9/2028	600	604
Angola (Republic of) 8.00% 11/26/2029 (f)	445	435
Angola (Republic of) 8.75% 4/14/2032 (f)	280	273
Asian Development Bank 5.25% 4/29/2035	PHP25,800	432
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL13,989	2,473
Brazil (Federative Republic of) 6.00% 5/15/2027 (g)	15,081	2,674
Brazil (Federative Republic of) 10.00% 1/1/2029	21	3
Brazil (Federative Republic of) 10.00% 1/1/2031	6,065	973
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)	3,325	557
Brazil (Federative Republic of) 10.00% 1/1/2033	14,543	2,237
Brazil (Federative Republic of) 10.00% 1/1/2035	17,300	2,589
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)	5,298	842
Chile (Republic of) 4.70% 9/1/2030	CLP810,000	884
Chile (Republic of) 5.30% 11/1/2037	425,000	471
Chile (Republic of) 4.34% 3/7/2042	USD350	312
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	CNY5,610	830
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	23,270	4,192
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	206

33	American Funds Insurance Series

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	CNY4,480	$668
Colombia (Republic of) 3.25% 4/22/2032	USD700	592
Colombia (Republic of) 5.20% 5/15/2049	391	288
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	895
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	463
Colombia (Republic of), Series B, 7.25% 10/18/2034	2,054,300	387
Colombia (Republic of), Series B, 11.75% 1/24/2035	877,300	217
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)	6,870	562
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,146,300	820
Colombia (Republic of), Series B, 7.25% 10/26/2050	3,235,300	493
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	171
Czech Republic 3.50% 5/30/2035	CZK15,840	713
Czech Republic 1.95% 7/30/2037	17,900	661
Dominican Republic (Government of) 8.625% 4/20/2027 (f)	USD383	396
Dominican Republic (Government of) 5.875% 1/30/2060	335	300
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	960	979
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP33,072	715
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	121
Egypt (Arab Republic of) 7.625% 5/29/2032	USD1,165	1,246
Egypt (Arab Republic of) 8.50% 1/31/2047	400	393
Egypt (Arab Republic of) 8.875% 5/29/2050	386	392
Gabonese (Republic of) 6.625% 2/6/2031	720	560
Gabonese (Republic of) 7.00% 11/24/2031	500	383
Honduras (Republic of) 6.25% 1/19/2027	875	885
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	279
Hungary (Republic of) 2.00% 5/23/2029	HUF255,550	684
Hungary (Republic of) 6.75% 7/23/2031	433,980	1,347
Hungary (Republic of) 6.25% 9/22/2032 (f)	USD330	353
Hungary (Republic of) 4.75% 11/24/2032	HUF180,830	498
India (Republic of) 7.32% 11/13/2030	INR3,480	40
India (Republic of) 6.54% 1/17/2032	15,620	174
India (Republic of) 7.18% 7/24/2037	176,070	2,008
India (Republic of) 7.09% 8/5/2054	280,280	3,044
Indonesia (Republic of) 6.375% 4/15/2032	IDR317,000	20
Indonesia (Republic of) 7.50% 6/15/2035	7,953,000	522
Indonesia (Republic of) 6.625% 2/17/2037	USD300	343
Indonesia (Republic of) 7.125% 6/15/2038	IDR7,242,000	464
Indonesia (Republic of) 7.50% 4/15/2040	8,852,000	581
Indonesia (Republic of) 7.125% 8/15/2040	13,148,000	847
Indonesia (Republic of) 7.125% 6/15/2042	8,210,000	522
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	2,341,000	148
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	16,818,000	1,062
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,553,000	1,834
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	976
Kenya (Republic of) 6.30% 1/23/2034	645	591
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	593
Kenya (Republic of) 9.50% 3/5/2036	330	353
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR8,766	2,215
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	169
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	3,245	824
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	540
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	283
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,202	553
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	301
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	1,255	324
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	511
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	409
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	USD255	263
Morocco (Kingdom of) 3.875% 4/2/2029	EUR625	743
Morocco (Kingdom of) 4.75% 4/2/2035	200	240
Mozambique (Republic of) 9.00% 9/15/2031	USD540	463

American Funds Insurance Series	34

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	$534
Nigeria (Republic of) 7.875% 2/16/2032	USD280	293
Nigeria (Republic of) 8.631% 1/13/2036 (f)	390	419
Oman (Sultanate of) 6.00% 8/1/2029	715	751
Oman (Sultanate of) 6.75% 1/17/2048	485	535
Panama (Republic of) 3.75% 4/17/2026	100	100
Panama (Republic of) 7.875% 3/1/2057	600	701
Paraguay (Republic of) 4.95% 4/28/2031	320	325
Peru (Republic of) 3.00% 1/15/2034	225	196
Peru (Republic of) 6.55% 3/14/2037	360	399
Peru (Republic of) 3.55% 3/10/2051	490	344
Peru (Republic of) 2.78% 12/1/2060	100	55
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	353
Philippines (Republic of) 6.375% 7/27/2030	PHP12,110	211
Philippines (Republic of) 6.00% 8/20/2030	14,790	253
Philippines (Republic of) 6.75% 9/15/2032	41,240	734
Philippines (Republic of) 6.375% 10/23/2034	USD145	163
Philippines (Republic of) 3.95% 1/20/2040	500	443
Poland (Republic of), Series 0429, 5.75% 4/25/2029	PLN2,410	705
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	USD370	377
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN8,434	2,514
Poland (Republic of), Series 1034, 5.00% 10/25/2034	6,920	1,921
Romania (Republic of) 5.25% 5/30/2032	EUR450	542
Romania (Republic of) 5.25% 5/30/2032	230	277
Romania (Republic of) 2.00% 4/14/2033	300	288
Romania (Republic of) 5.625% 5/30/2037	390	448
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD480	488
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	2,300	2,277
Sharjah (Emirate of) 4.625% 2/13/2032	EUR506	602
South Africa (Republic of) 7.10% 11/19/2036 (f)	USD200	215
South Africa (Republic of) 11.625% 3/31/2053	ZAR13,912	1,061
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	482	28
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	711
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	8,388	528
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	28,192	1,707
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	15,670	906
Thailand (Kingdom of) 3.45% 6/17/2043	THB40,963	1,521
Turkey (Republic of) 37.84% 7/14/2027	TRY30,000	728
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	221
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY23,445	419
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	629
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,710	1,323
United Mexican States 6.875% 5/13/2037	610	652
United Mexican States 5.125% 3/19/2038	EUR420	492
United Mexican States 4.75% 3/8/2044	USD800	661
United Mexican States 3.75% 4/19/2071	200	119
United Mexican States, Series M20, 8.50% 5/31/2029	MXN29,350	1,645
United Mexican States, Series M, 7.75% 5/29/2031	56,500	3,025
United Mexican States, Series M, 7.50% 5/26/2033	36,500	1,887
United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,976
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,126
United Mexican States, Series M, 7.75% 11/13/2042	20,000	951
United Mexican States, Series M, 8.00% 7/31/2053	19,887	943
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020 (h)	USD244	65
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023 (h)	145	41
		100,414
Corporate bonds and notes 0.33%
Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	410	429

35	American Funds Insurance Series

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Oleoducto Central SA 4.00% 7/14/2027 (f)	USD255	$252
Petroleos Mexicanos 5.95% 1/28/2031	610	591
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	191
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	318
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	250	260
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (f)	220	218
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (f)	390	390
YPF SA 8.25% 1/17/2034 (f)	335	343
		2,992

Communication services 0.06%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	786
America Movil, SAB de CV, 9.50% 1/27/2031	17,130	969
America Movil, SAB de CV, 10.30% 1/30/2034	2,820	166
PLDT, Inc. 2.50% 1/23/2031	USD210	192
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	273
		2,386

Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	279
Meituan 3.05% 10/28/2030 (f)	400	373
Meituan 3.05% 10/28/2030	200	187
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	363
MercadoLibre, Inc. 3.125% 1/14/2031	200	185
Sands China, Ltd. 4.375% 6/18/2030	220	217
Wynn Macau, Ltd. 5.625% 8/26/2028	260	260
		1,864

Financials 0.04%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (i)	400	380
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(i)	340	376
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	282
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (i)	400	438
		1,476

Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)	355	139
CSN Resources SA 8.875% 12/5/2030 (f)	400	372
PT Krakatau Posco 6.375% 6/11/2027	345	352
Sasol Financing USA, LLC 8.75% 5/3/2029 (c)	520	530
		1,393

Utilities 0.03%
Aegea Finance SARL 9.00% 1/20/2031 (f)	275	291
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)	261	246
Greenko Dutch BV 3.85% 3/29/2026 (f)	173	172
Greenko Dutch BV 3.85% 3/29/2026	173	172
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (i)	350	354
		1,235

American Funds Insurance Series	36

New World Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)		USD335	$346
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	374
Mexico City Airport Trust 4.25% 10/31/2026		200	199
			919

Consumer staples 0.02%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	213
NBM US Holdings, Inc. 7.00% 5/14/2026 (c)		200	200
NBM US Holdings, Inc. 6.625% 8/6/2029 (c)		420	426
			839

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		280	273
Total corporate bonds and notes			13,377
Total bonds, notes & other debt instruments (cost: $110,411,000)			113,791
Short-term securities 1.66%		Shares
Money market investments 1.50%
Capital Group Central Cash Fund 3.79% (j)(k)		608,937	60,900

Money market investments purchased with collateral from securities on loan 0.15%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (j)(l)		5,942,714	5,943
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.01%
Egypt (Arab Republic of) 1/6/2026	19.531%	EGP12,600	264
Total short-term securities (cost: $67,083,000)			67,107
Total investment securities 100.53% (cost: $2,525,040,000)			4,068,722
Other assets less liabilities (0.53)%			(21,354)
Net assets 100.00%			$4,047,368
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Short	2	4/6/2026	USD(417)	$— (d)
5 Year Euro-Bobl Futures	Short	13	3/10/2026	(1,775)	7
5 Year U.S. Treasury Note Futures	Long	6	4/6/2026	656	1
10 Year Euro-Bund Futures	Short	12	3/10/2026	(1,799)	13

37	American Funds Insurance Series

New World Fund® (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	18	3/31/2026	USD2,070	$(17)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2026	(118)	3
					$7
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
MXN	1,600	USD	89	UBS AG	1/5/2026	$— (d)
USD	88	MXN	1,600	Goldman Sachs	1/5/2026	(1)
MYR	397	USD	97	BNP Paribas	1/8/2026	1
MYR	350	USD	86	JPMorgan Chase	1/8/2026	— (d)
USD	835	MYR	3,443	JPMorgan Chase	1/8/2026	(15)
CZK	52,445	USD	2,529	Bank of New York Mellon	1/9/2026	22
USD	196	IDR	3,257,000	Goldman Sachs	1/9/2026	1
IDR	1,360,795	USD	82	Citibank	1/9/2026	— (d)
INR	5,512	USD	61	HSBC Bank	1/9/2026	— (d)
INR	7,000	USD	77	Goldman Sachs	1/9/2026	— (d)
IDR	1,452,260	USD	87	Goldman Sachs	1/9/2026	— (d)
USD	145	MXN	2,603	Citibank	1/9/2026	— (d)
USD	1,570	CZK	32,520	JPMorgan Chase	1/9/2026	(12)
USD	784	COP	3,027,600	Citibank	1/9/2026	(14)
ZAR	21,461	USD	1,256	Citibank	1/12/2026	39
CNH	13,485	USD	1,920	UBS AG	1/12/2026	14
THB	30,030	USD	953	HSBC Bank	1/12/2026	1
ZAR	1,300	USD	78	UBS AG	1/12/2026	1
BRL	470	USD	86	Barclays Bank PLC	1/12/2026	— (d)
PLN	517	USD	144	Citibank	1/12/2026	— (d)
PLN	250	USD	70	JPMorgan Chase	1/12/2026	— (d)
USD	819	BRL	4,516	Citibank	1/12/2026	(3)
USD	2,267	ZAR	37,931	Bank of America	1/12/2026	(21)
BRL	4,255	USD	782	Citibank	1/23/2026	(10)
USD	1,859	EUR	1,580	Morgan Stanley	1/30/2026	— (d)
USD	917	PHP	54,395	Bank of America	3/16/2026	(1)
						$2
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.50%
Money market investments 1.50%
Capital Group Central Cash Fund 3.79% (j)	$94,686	$618,645	$652,434	$11	$(8)	$60,900	$5,504

American Funds Insurance Series	38

New World Fund® (continued)
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares (a)(b)	5/26/2021	$5,258	$6,550	0.16%
QuintoAndar, Ltd., Series E-1, preference shares (a)(b)	12/20/2021	1,716	1,685	0.04
Canva Australia Holdings Pty, Ltd. (a)(b)	8/26/2021-11/4/2021	656	634	0.02
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(b)	11/4/2021	58	56	0.00 (m)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(b)	11/4/2021	2	2	0.00 (m)
Getir BV, Series D, preferred shares (a)(b)	5/27/2021	3,500	— (d)	0.00 (m)
Total		$11,190	$8,927	0.22%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Amount less than one thousand.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,247,000, which represented 0.28% of the net assets of the fund.

(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Scheduled interest and/or principal payment was not received.
(i)	Step bond; coupon rate may change at a later date.
(j)	Rate represents the seven-day yield at 12/31/2025.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(m)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
PHP = Philippine pesos
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

39	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio December 31, 2025

Common stocks 96.71%	Shares	Value (000)
Information technology 22.47%
Broadcom, Inc.	2,374,965	$821,975
Microsoft Corp.	1,413,570	683,631
Apple, Inc.	1,139,590	309,809
NVIDIA Corp.	1,094,267	204,081
KLA Corp.	103,353	125,582
ASML Holding NV (ADR)	110,497	118,216
International Business Machines Corp.	319,206	94,552
Salesforce, Inc.	288,774	76,499
Accenture PLC, Class A	257,970	69,213
Intel Corp. (a)	943,406	34,812
SAP SE (ADR) (b)	108,684	26,401
Texas Instruments, Inc.	108,648	18,849
Amphenol Corp., Class A	134,593	18,189
Synopsys, Inc. (a)	31,950	15,008
Applied Materials, Inc.	56,534	14,529
TE Connectivity PLC	61,452	13,981
Fair Isaac Corp. (a)	8,068	13,640
Adobe, Inc. (a)	34,743	12,160
Hewlett Packard Enterprise Co.	406,300	9,759
Motorola Solutions, Inc.	9,895	3,793
Oracle Corp.	19,421	3,785
ASM International NV (ADR) (b)	4,561	2,752
		2,691,216

Financials 17.03%
Marsh & McLennan Cos., Inc.	1,130,032	209,644
JPMorgan Chase & Co.	593,105	191,110
Bank of America Corp.	3,357,568	184,666
Visa, Inc., Class A	493,213	172,975
Capital One Financial Corp.	511,844	124,050
BlackRock, Inc.	103,920	111,230
Mastercard, Inc., Class A	191,588	109,374
Truist Financial Corp.	1,734,572	85,358
Citizens Financial Group, Inc.	1,377,669	80,470
Arthur J. Gallagher & Co.	300,484	77,762
KKR & Co., Inc.	535,221	68,230
Wells Fargo & Co.	712,560	66,411
Chubb, Ltd.	187,408	58,494
Progressive Corp.	249,074	56,719
Apollo Asset Management, Inc.	387,751	56,131
Morgan Stanley	290,174	51,515
American Express Co.	138,945	51,403
Blackstone, Inc.	247,025	38,076
CME Group, Inc., Class A	134,353	36,689
Aon PLC, Class A	95,985	33,871
S&P Global, Inc.	50,609	26,448
Citigroup, Inc.	207,496	24,213
KeyCorp	1,068,093	22,045
PNC Financial Services Group, Inc.	89,774	18,738
Brookfield Asset Management, Ltd., Class A	345,786	18,116
Goldman Sachs Group, Inc.	19,811	17,414
Carlyle Group, Inc. (The)	270,192	15,971
Equitable Holdings, Inc.	217,170	10,348
Fifth Third Bancorp	178,306	8,346
Intercontinental Exchange, Inc.	48,480	7,852
Charles Schwab Corp. (The)	57,745	5,769
		2,039,438

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)

Industrials 12.74%
RTX Corp.	1,032,583	$189,376
General Electric Co.	510,619	157,286
Northrop Grumman Corp.	268,954	153,360
Union Pacific Corp.	381,988	88,361
Paychex, Inc.	783,023	87,839
Caterpillar, Inc.	147,575	84,541
Boeing Co. (The) (a)	371,244	80,604
Deere & Co.	161,235	75,066
L3Harris Technologies, Inc.	231,680	68,014
3M Co.	390,205	62,472
Delta Air Lines, Inc.	807,328	56,029
Parker-Hannifin Corp.	58,375	51,309
Lennox International, Inc.	89,406	43,414
Deutsche Post AG (ADR)	688,904	37,676
Ingersoll-Rand, Inc.	459,350	36,390
Verisk Analytics, Inc.	160,459	35,893
Watsco, Inc.	93,957	31,659
Siemens AG (ADR)	196,210	27,460
Waste Connections, Inc.	130,488	22,882
Johnson Controls International PLC	162,195	19,423
FedEx Corp.	61,924	17,887
HEICO Corp.	44,486	14,395
Republic Services, Inc.	67,539	14,314
Equifax, Inc.	60,828	13,198
BAE Systems PLC (ADR)	136,409	12,670
CSX Corp.	290,528	10,532
RELX PLC (ADR)	231,829	9,371
Waste Management, Inc.	40,322	8,859
Applied Industrial Technologies, Inc.	22,716	5,833
Trane Technologies PLC	14,265	5,552
ITT, Inc.	20,862	3,620
		1,525,285

Health care 12.16%
Eli Lilly and Co.	244,400	262,652
UnitedHealth Group, Inc.	621,229	205,074
Amgen, Inc.	599,792	196,318
Abbott Laboratories	1,132,764	141,924
CVS Health Corp.	1,753,200	139,134
AbbVie, Inc.	388,820	88,841
Gilead Sciences, Inc.	687,176	84,344
Vertex Pharmaceuticals, Inc. (a)	137,037	62,127
Johnson & Johnson	246,753	51,065
Danaher Corp.	217,204	49,722
Thermo Fisher Scientific, Inc.	84,887	49,188
AstraZeneca PLC (ADR)	391,907	36,028
Zimmer Biomet Holdings, Inc.	220,098	19,791
Illumina, Inc. (a)	110,721	14,522
Elevance Health, Inc.	39,244	13,757
Humana, Inc.	47,537	12,176
Novo Nordisk AS, Class B (ADR)	187,415	9,536
Cooper Cos., Inc. (a)	79,881	6,547
Bristol-Myers Squibb Co.	96,148	5,186
McKesson Corp.	4,752	3,898
Align Technology, Inc. (a)	15,745	2,459
Cardinal Health, Inc.	6,793	1,396
		1,455,685

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)

Consumer staples 8.25%
Philip Morris International, Inc.	2,510,056	$402,613
British American Tobacco PLC (ADR)	2,455,192	139,013
Keurig Dr Pepper, Inc.	2,702,930	75,709
Mondelez International, Inc., Class A	1,268,407	68,278
Coca-Cola Co.	758,395	53,020
Constellation Brands, Inc., Class A	284,585	39,261
Costco Wholesale Corp.	41,990	36,210
Altria Group, Inc.	590,291	34,036
Hershey Co.	124,140	22,591
Nestle SA (ADR)	200,456	19,801
Procter & Gamble Co.	136,221	19,522
Church & Dwight Co., Inc.	227,492	19,075
Walmart, Inc.	150,441	16,761
Estee Lauder Cos., Inc. (The), Class A	152,224	15,941
Kraft Heinz Co. (The)	413,643	10,031
Target Corp.	98,519	9,630
Bunge Global SA	74,092	6,600
		988,092

Consumer discretionary 6.88%
Royal Caribbean Cruises, Ltd.	596,363	166,337
Home Depot, Inc.	256,784	88,359
Starbucks Corp.	1,021,649	86,033
Amazon.com, Inc. (a)	331,292	76,469
YUM! Brands, Inc.	502,512	76,020
D.R. Horton, Inc.	411,529	59,272
TJX Cos., Inc. (The)	383,447	58,901
Darden Restaurants, Inc.	317,938	58,507
NIKE, Inc., Class B	537,367	34,236
Marriott International, Inc., Class A	88,679	27,512
General Motors Co.	276,739	22,504
Vail Resorts, Inc.	149,560	19,862
Tractor Supply Co.	373,740	18,691
Toll Brothers, Inc.	81,236	10,985
Texas Roadhouse, Inc.	43,999	7,304
Sony Group Corp. (ADR)	268,839	6,882
Chipotle Mexican Grill, Inc. (a)	165,637	6,129
		824,003

Communication services 5.40%
Alphabet, Inc., Class A	591,527	185,148
Alphabet, Inc., Class C	565,134	177,339
Meta Platforms, Inc., Class A	234,761	154,963
Comcast Corp., Class A	3,570,517	106,723
Verizon Communications, Inc.	261,888	10,667
Walt Disney Co. (The)	56,380	6,414
AT&T, Inc.	210,004	5,217
		646,471

Utilities 4.03%
Constellation Energy Corp.	322,322	113,867
Sempra	1,251,080	110,458
Southern Co. (The)	946,592	82,543
FirstEnergy Corp.	1,218,911	54,571
DTE Energy Co.	221,096	28,517
Exelon Corp.	631,441	27,525
Entergy Corp.	182,766	16,893
CenterPoint Energy, Inc.	437,803	16,785

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Public Service Enterprise Group, Inc.	184,231	$14,794
NextEra Energy, Inc.	125,328	10,061
Atmos Energy Corp.	38,564	6,464
		482,478

Energy 2.92%
Exxon Mobil Corp.	678,218	81,617
ConocoPhillips	836,045	78,262
Canadian Natural Resources, Ltd.	1,659,500	56,174
EOG Resources, Inc.	404,283	42,454
Baker Hughes Co., Class A	572,294	26,062
TC Energy Corp.	425,469	23,405
Chevron Corp.	114,799	17,496
Halliburton Co.	398,694	11,267
SLB, Ltd.	216,823	8,322
TotalEnergies SE (b)	65,622	4,293
		349,352

Real estate 2.59%
Welltower, Inc. REIT	972,251	180,459
Simon Property Group, Inc. REIT	158,605	29,359
Public Storage REIT	107,805	27,975
Prologis, Inc. REIT	200,496	25,595
Ventas, Inc. REIT	219,292	16,969
American Tower Corp. REIT	95,755	16,812
Rexford Industrial Realty, Inc. REIT	156,135	6,046
Extra Space Storage, Inc. REIT	42,274	5,505
CoStar Group, Inc. (a)	23,002	1,547
		310,267

Materials 2.24%
Air Products and Chemicals, Inc.	314,661	77,728
Wheaton Precious Metals Corp.	558,352	65,618
International Paper Co.	1,327,824	52,303
Linde PLC	63,825	27,214
Royal Gold, Inc.	81,893	18,204
Corteva, Inc.	260,264	17,445
H.B. Fuller Co.	114,890	6,831
Nucor Corp.	16,976	2,769
		268,112
Total common stocks (cost: $7,030,725,000)		11,580,399
Convertible stocks 0.86%
Industrials 0.36%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	627,490	43,334

Financials 0.33%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	590,703	30,622
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	116,666	8,811
		39,433

43	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Convertible stocks (continued)	Shares	Value (000)

Utilities 0.17%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	406,324	$20,463
Total convertible stocks (cost: $91,575,000)		103,230
Short-term securities 2.29%
Money market investments 2.28%
Capital Group Central Cash Fund 3.79% (c)(d)	2,725,029	272,530

Money market investments purchased with collateral from securities on loan 0.01%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (c)(e)	776,786	777
Total short-term securities (cost: $273,250,000)		273,307
Total investment securities 99.86% (cost: $7,395,550,000)		11,956,936
Other assets less liabilities 0.14%		17,120
Net assets 100.00%		$11,974,056
Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.28%
Money market investments 2.28%
Capital Group Central Cash Fund 3.79% (c)	$245,250	$1,790,503	$1,763,183	$(10)	$(30)	$272,530	$13,883
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.79% (c)	9,850		9,850 (f)			—	— (g)
Total 2.28%				$(10)	$(30)	$272,530	$13,883

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 12/31/2025.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(f)	Represents net activity. Refer to Note 5 for more information on securities lending.
(g)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund
Investment portfolio December 31, 2025

Common stocks 97.32%	Shares	Value (000)
Financials 23.78%
Capital One Financial Corp.	12,848	$3,114
Brown & Brown, Inc.	29,424	2,345
Fifth Third Bancorp	42,787	2,003
RenaissanceRe Holdings, Ltd.	6,629	1,864
Victory Capital Holdings, Inc., Class A	27,021	1,705
LPL Financial Holdings, Inc.	3,231	1,154
StepStone Group, Inc., Class A	17,773	1,140
KeyCorp	47,885	988
Hamilton Lane, Inc., Class A	7,175	964
TPG, Inc., Class A	13,727	876
Affirm Holdings, Inc., Class A (a)	11,444	852
WEX, Inc. (a)	5,173	771
Radian Group, Inc.	18,868	679
Kinsale Capital Group, Inc.	1,670	653
Fiserv, Inc. (a)	9,281	623
Ally Financial, Inc.	10,613	481
Ameriprise Financial, Inc.	957	469
Accelerant Holdings, Class A (a)	27,142	444
Artisan Partners Asset Management, Inc., Class A	10,148	413
Tradeweb Markets, Inc., Class A	3,687	396
Arthur J. Gallagher & Co.	1,462	378
Citizens Financial Group, Inc.	6,328	370
Essent Group, Ltd.	4,628	301
Figure Technology Solutions, Inc. (a)	6,252	255
GQG Partners, Inc. (CDI)	195,382	228
Blue Owl Capital, Inc., Class A	15,107	226
		23,692

Industrials 19.73%
XPO, Inc. (a)	11,702	1,590
Comfort Systems USA, Inc.	1,510	1,409
Crane Co.	7,592	1,400
Ingersoll-Rand, Inc.	16,463	1,304
United Rentals, Inc.	1,565	1,267
Karman Holdings, Inc. (a)	16,913	1,238
AGCO Corp.	8,507	887
ATI, Inc. (a)	7,165	822
Bloom Energy Corp., Class A (a)	9,349	812
APi Group Corp. (a)	18,288	700
Generac Holdings, Inc. (a)	5,120	698
AMETEK, Inc.	3,100	637
SiteOne Landscape Supply, Inc. (a)	5,013	624
Core & Main, Inc., Class A (a)	11,721	609
PACCAR, Inc.	4,584	502
Applied Industrial Technologies, Inc.	1,852	476
The Toro Co.	5,383	424
CSW Industrials, Inc.	1,425	418
FTAI Aviation, Ltd.	2,030	400
Copart, Inc. (a)	9,486	371
HEICO Corp.	1,059	343
Builders FirstSource, Inc. (a)	3,265	336
L3Harris Technologies, Inc.	1,140	335
Kadant, Inc.	1,153	329
ESCO Technologies, Inc.	1,528	299
VSE Corp.	1,708	295
Graco, Inc.	3,172	260
Oshkosh Corp.	1,699	213
Robert Half, Inc.	6,882	187

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Fluor Corp. (a)	4,663	$185
United Parcel Service, Inc., Class B	1,684	167
CBIZ, Inc. (a)	2,383	120
		19,657

Consumer discretionary 15.60%
Hilton Worldwide Holdings, Inc.	5,955	1,711
YUM! Brands, Inc.	9,944	1,504
Vail Resorts, Inc.	10,303	1,368
LKQ Corp.	42,592	1,286
Aptiv Holdings, Ltd. (a)	13,584	1,034
General Motors Co.	11,011	895
Five Below, Inc. (a)	4,322	814
Adtalem Global Education, Inc. (a)	7,439	770
Bright Horizons Family Solutions, Inc. (a)	5,826	591
TopBuild Corp. (a)	1,258	525
Flutter Entertainment PLC (a)	2,429	522
Wingstop, Inc.	2,071	494
Darden Restaurants, Inc.	2,559	471
D.R. Horton, Inc.	3,011	434
Murphy USA, Inc.	927	374
Toll Brothers, Inc.	2,406	325
Cavco Industries, Inc. (a)	546	322
Royal Caribbean Cruises, Ltd.	1,101	307
Chewy, Inc., Class A (a)	8,811	291
Texas Roadhouse, Inc.	1,657	275
Chipotle Mexican Grill, Inc. (a)	7,178	266
Brinker International, Inc. (a)	1,778	255
SharkNinja, Inc. (a)	1,946	218
AutoZone, Inc. (a)	53	180
Polaris, Inc.	2,608	165
CAVA Group, Inc. (a)	2,391	140
		15,537

Information technology 11.44%
Ingram Micro Holding Corp. (b)	64,723	1,381
Lumentum Holdings, Inc. (a)	3,571	1,316
Fabrinet, non-registered shares (a)	2,398	1,092
Keysight Technologies, Inc. (a)	4,973	1,010
Ciena Corp. (a)	3,954	925
Flex, Ltd. (a)	13,238	800
MongoDB, Inc., Class A (a)	1,765	741
Procore Technologies, Inc. (a)	8,507	619
Vontier Corp.	16,007	595
Fair Isaac Corp. (a)	313	529
Cloudflare, Inc., Class A (a)	2,395	472
CompoSecure, Inc., Class A (a)(c)	20,637	370
Hewlett Packard Enterprise Co.	12,286	295
EPAM Systems, Inc. (a)	1,350	277
Snowflake, Inc. (a)	1,173	257
RingCentral, Inc., Class A (a)	7,980	230
Clearwater Analytics Holdings, Inc., Class A (a)	8,318	201
CoreWeave, Inc., Class A (a)	1,559	112
Figma, Inc. (a)	2,983	111
Via Transportation, Inc., Class A (a)	2,340	68
		11,401

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)

Health care 8.63%
Ionis Pharmaceuticals, Inc. (a)	14,469	$1,145
Illumina, Inc. (a)	5,359	703
Align Technology, Inc. (a)	4,477	699
Medline, Inc., Class A (a)	14,700	617
Cooper Cos., Inc. (a)	6,773	555
Exact Sciences Corp. (a)	4,899	498
Halozyme Therapeutics, Inc. (a)	6,858	462
Doximity, Inc., Class A (a)	8,847	392
Veeva Systems, Inc., Class A (a)	1,752	391
Penumbra, Inc. (a)	1,219	379
Natera, Inc. (a)	1,649	378
Alignment Healthcare, Inc. (a)	18,667	369
Hims & Hers Health, Inc., Class A (a)	10,863	353
NewAmsterdam Pharma Co. NV (a)	9,798	344
IQVIA Holdings, Inc. (a)	1,442	325
Regeneron Pharmaceuticals, Inc.	376	290
Centessa Pharmaceuticals PLC (ADR) (a)	9,157	229
Krystal Biotech, Inc. (a)	886	218
Zimmer Biomet Holdings, Inc.	1,962	176
Alnylam Pharmaceuticals, Inc. (a)	200	79
		8,602

Consumer staples 7.13%
US Foods Holding Corp. (a)	29,695	2,237
Monster Beverage Corp. (a)	16,752	1,284
e.l.f. Beauty, Inc. (a)	11,527	877
Dollar General Corp.	4,932	655
Caseys General Stores, Inc.	1,137	628
Estee Lauder Cos., Inc. (The), Class A	4,095	429
Keurig Dr Pepper, Inc.	11,715	328
Maplebear, Inc. (a)	6,897	310
Constellation Brands, Inc., Class A	1,758	243
The Campbell’s Co.	4,131	115
		7,106

Energy 2.50%
Diamondback Energy, Inc.	5,754	865
Baker Hughes Co., Class A	13,613	620
Viper Energy, Inc., Class A	8,310	321
Permian Resources Corp., Class A	18,919	266
SLB, Ltd.	6,256	240
EOG Resources, Inc.	1,661	174
		2,486

Real estate 2.43%
Simon Property Group, Inc. REIT	6,717	1,244
Essex Property Trust, Inc. REIT	2,217	580
Crown Castle, Inc. REIT	5,004	445
Alexandria Real Estate Equities, Inc. REIT	3,072	150
		2,419

Materials 2.29%
International Paper Co.	19,368	763
Westlake Corp.	6,765	500

47	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Element Solutions, Inc.	17,078	$427
Perpetua Resources Corp. (a)	16,342	396
Corteva, Inc.	2,901	194
		2,280

Communication services 1.90%
ROBLOX Corp., Class A (a)	14,370	1,164
Live Nation Entertainment, Inc. (a)	3,723	530
Charter Communications, Inc., Class A (a)	761	159
Stubhub Holdings, Inc., Class A (a)(b)	2,858	39
		1,892

Utilities 1.89%
Exelon Corp.	29,519	1,287
NRG Energy, Inc.	3,150	501
FirstEnergy Corp.	2,147	96
		1,884
Total common stocks (cost: $93,297,000)		96,956
Short-term securities 3.82%
Money market investments 2.97%
Capital Group Central Cash Fund 3.79% (d)(e)	29,620	2,963

Money market investments purchased with collateral from securities on loan 0.85%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (d)(f)	846,291	846
Total short-term securities (cost: $3,808,000)		3,809
Total investment securities 101.14% (cost: $97,105,000)		100,765
Other assets less liabilities (1.14)%		(1,139)
Net assets 100.00%		$99,626
Investments in affiliates (e)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.97%
Money market investments 2.97%
Capital Group Central Cash Fund 3.79% (d)	$288	$29,708	$27,033	$— (g)	$— (g)	$2,963	$60
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CompoSecure, Inc., Class A (a)	12/24/2025	$382	$370	0.37%

American Funds Insurance Series	48

U.S. Small and Mid Cap Equity Fund (continued)
(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 12/31/2025.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(g)	Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

49	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio December 31, 2025

Common stocks 98.15%	Shares	Value (000)
Information technology 23.97%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,005,772	$97,989
Broadcom, Inc.	268,307	92,861
Microsoft Corp.	146,416	70,810
NVIDIA Corp.	281,180	52,440
Apple, Inc.	140,959	38,321
Micron Technology, Inc.	111,566	31,842
ASML Holding NV	16,667	17,815
ASML Holding NV (ADR)	1,512	1,618
International Business Machines Corp.	48,120	14,254
Tokyo Electron, Ltd.	51,975	11,415
Intel Corp. (a)	273,031	10,075
MediaTek, Inc.	157,094	7,118
Amphenol Corp., Class A	32,412	4,380
Lenovo Group, Ltd.	3,686,000	4,371
Seagate Technology Holdings PLC	15,867	4,370
Synopsys, Inc. (a)	8,886	4,174
Applied Materials, Inc.	15,190	3,904
Oracle Corp.	18,982	3,700
Shopify, Inc., Class A, subordinate voting shares (a)	18,872	3,038
Accenture PLC, Class A	10,643	2,855
Samsung Electronics Co., Ltd.	33,844	2,821
Cloudflare, Inc., Class A (a)	12,488	2,462
Capgemini SE	14,098	2,335
Allegro MicroSystems, Inc. (a)	88,141	2,325
EPAM Systems, Inc. (a)	9,877	2,024
Constellation Software, Inc.	721	1,734
AppLovin Corp., Class A (a)	2,510	1,691
KLA Corp.	1,314	1,597
Marvell Technology, Inc.	18,061	1,535
Salesforce, Inc.	4,029	1,067
SAP SE	3,885	950
Fair Isaac Corp. (a)	458	774
Strategy, Inc., Class A (a)	4,258	647
Corning, Inc.	7,323	641
Advantech Co., Ltd.	30,098	274
		500,227

Industrials 16.25%
General Electric Co.	80,356	24,752
Airbus SE, non-registered shares	90,056	20,889
BAE Systems PLC	890,700	20,476
Siemens AG	64,151	18,016
RTX Corp.	95,086	17,439
TransDigm Group, Inc.	11,792	15,682
Leonardo SpA	255,861	14,657
Deere & Co.	29,808	13,878
Volvo AB, Class B	391,329	12,544
Melrose Industries PLC	1,317,195	10,363
Ryanair Holdings PLC (ADR)	143,498	10,359
Hitachi, Ltd.	269,600	8,364
Compagnie de Saint-Gobain SA, non-registered shares	78,427	7,961
Union Pacific Corp.	34,166	7,903
Carrier Global Corp.	147,179	7,777
Safran SA	22,132	7,701
United Rentals, Inc.	9,239	7,477
Mitsui & Co., Ltd.	252,500	7,463
Rolls-Royce Holdings PLC	438,695	6,819
Siemens Energy AG	41,713	5,895
Ingersoll-Rand, Inc.	73,089	5,790
L3Harris Technologies, Inc.	19,651	5,769

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Parker-Hannifin Corp.	5,942	$5,223
Deutsche Post AG	94,991	5,203
Lockheed Martin Corp.	10,189	4,928
ITOCHU Corp.	377,000	4,759
Prysmian SpA	47,580	4,744
RELX PLC	102,326	4,139
Techtronic Industries Co., Ltd.	352,500	4,050
IHI Corp.	204,168	3,600
XPO, Inc. (a)	24,624	3,347
Saab AB, Class B	50,858	2,958
International Consolidated Airlines Group SA (CDI)	528,593	2,927
GE Vernova, Inc.	4,428	2,894
Core & Main, Inc., Class A (a)	54,167	2,815
Bureau Veritas SA	84,710	2,698
Weir Group PLC (The)	53,913	2,058
MTU Aero Engines AG	4,854	2,025
FTAI Aviation, Ltd.	9,560	1,882
Crane Co.	9,711	1,791
Marubeni Corp.	63,000	1,753
Bombardier, Inc., Class B (a)	9,858	1,677
Bouygues SA	30,905	1,602
Comfort Systems USA, Inc.	1,627	1,518
Recruit Holdings Co., Ltd.	25,350	1,446
Bunzl PLC	42,369	1,182
Randstad NV, non-registered shares	28,055	1,067
Woodward, Inc.	3,354	1,014
Vestas Wind Systems AS	35,740	965
SECOM Co., Ltd.	27,100	963
Howmet Aerospace, Inc.	4,522	927
Rocket Lab Corp. (a)	12,810	894
Boeing Co. (The) (a)	3,785	822
Diploma PLC	11,469	818
PACCAR, Inc.	7,084	776
Ferguson Enterprises, Inc.	2,880	641
Valmet OYJ	17,763	588
FedEx Corp.	1,469	424
		339,092

Financials 14.57%
Chubb, Ltd.	41,141	12,841
Citigroup, Inc.	109,791	12,811
NatWest Group PLC	1,411,295	12,309
Zurich Insurance Group AG	15,887	12,058
JPMorgan Chase & Co.	36,957	11,908
Capital One Financial Corp.	44,690	10,831
Aviva PLC	1,178,167	10,787
Mastercard, Inc., Class A	18,307	10,451
Apollo Asset Management, Inc.	66,212	9,585
BPER Banca SpA	688,480	9,310
Visa, Inc., Class A	23,806	8,349
Bank of America Corp.	151,204	8,316
American Express Co.	21,561	7,976
Wells Fargo & Co.	73,531	6,853
UniCredit SpA	82,515	6,850
ING Groep NV	242,789	6,825
BlackRock, Inc.	5,785	6,192
Arthur J. Gallagher & Co.	22,281	5,766
Banco Bilbao Vizcaya Argentaria SA	240,821	5,633
Blackstone, Inc.	34,103	5,257
Galaxy Digital, Inc., Class A (a)(b)	153,894	3,441

51	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Galaxy Digital, Inc., Class A (a)	73,055	$1,634
AIA Group, Ltd.	489,469	5,028
HDFC Life Insurance Co., Ltd.	586,869	4,905
Munchener Ruckversicherungs-Gesellschaft AG	7,210	4,761
Mizuho Financial Group, Inc.	128,300	4,659
3i Group PLC	103,448	4,501
Aon PLC, Class A	12,706	4,484
Israel Discount Bank, Ltd., Class A	416,534	4,423
Erste Group Bank AG	33,771	4,063
Partners Group Holding AG	3,097	3,804
Postal Savings Bank of China Co., Ltd., Class H	5,553,383	3,790
FinecoBank SpA	138,712	3,602
BNP Paribas SA	36,364	3,441
Ping An Insurance (Group) Co. of China, Ltd., Class H	404,280	3,401
KB Financial Group, Inc.	39,325	3,400
Blue Owl Capital, Inc., Class A	224,513	3,354
Svenska Handelsbanken AB, Class A	226,988	3,310
Progressive Corp.	13,531	3,081
DBS Group Holdings, Ltd.	66,200	2,897
Marsh & McLennan Cos., Inc.	14,198	2,634
Danske Bank AS	52,190	2,603
Ares Management Corp., Class A	14,926	2,412
Morgan Stanley	13,148	2,334
TPG, Inc., Class A	36,181	2,310
Nu Holdings, Ltd., Class A (a)	132,234	2,214
HDFC Bank, Ltd.	127,497	1,409
HDFC Bank, Ltd. (ADR)	17,258	630
HSBC Holdings PLC (HKD denominated)	130,000	2,036
B3 SA - Brasil, Bolsa, Balcao	732,050	1,905
AXA SA	39,014	1,876
American International Group, Inc.	20,908	1,789
Brown & Brown, Inc.	22,407	1,786
Banco Comercial Portugues, SA	1,692,704	1,774
IG Group Holdings PLC	93,625	1,660
CaixaBank SA, non-registered shares	125,217	1,529
CVC Capital Partners PLC	88,920	1,489
National Bank of Canada	11,544	1,452
Skandinaviska Enskilda Banken AB, Class A	62,547	1,320
Federal Home Loan Mortgage Corp. (a)	122,752	1,245
Fannie Mae (a)	99,902	1,072
Allianz SE	2,300	1,055
Bank Hapoalim BM	46,635	1,055
Credicorp, Ltd.	3,392	973
Abu Dhabi Islamic Bank PJSC	164,126	928
China Merchants Bank Co., Ltd., Class H	122,403	828
Goldman Sachs Group, Inc.	871	766
Brookfield Asset Management, Ltd., Class A (CAD denominated)	14,178	743
LPL Financial Holdings, Inc.	2,038	728
Fidelity National Information Services, Inc.	10,845	721
Macquarie Group, Ltd.	4,650	626
XP, Inc., Class A	36,512	598
Standard Chartered PLC	19,485	476
Tokio Marine Holdings, Inc.	6,000	223
Sberbank of Russia PJSC (c)	3,196,952	— (d)
		304,086

Communication services 9.18%
Alphabet, Inc., Class A	119,827	37,506
Alphabet, Inc., Class C	112,570	35,324
Meta Platforms, Inc., Class A	40,871	26,979

American Funds Insurance Series	52

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
SoftBank Group Corp.	669,268	$18,868
Netflix, Inc. (a)	123,855	11,613
Publicis Groupe SA	105,250	10,919
Singapore Telecommunications, Ltd.	2,193,563	7,772
NetEase, Inc.	212,900	5,859
NetEase, Inc. (ADR)	4,006	551
Orange	323,745	5,402
Bharti Airtel, Ltd.	210,509	4,938
Bharti Airtel, Ltd., interim shares	12,466	235
Tencent Holdings, Ltd.	58,900	4,513
Comcast Corp., Class A	149,929	4,481
Universal Music Group NV	157,145	4,106
AT&T, Inc.	129,224	3,210
Nintendo Co., Ltd.	38,800	2,621
Spotify Technology SA (a)	4,149	2,409
Omnicom Group, Inc.	25,602	2,067
Walt Disney Co. (The)	10,917	1,242
SoftBank Corp.	677,450	930
		191,545

Consumer discretionary 8.32%
Amazon.com, Inc. (a)	144,814	33,426
Industria de Diseno Textil SA	183,973	12,118
Trip.com Group, Ltd. (ADR)	79,347	5,706
Trip.com Group, Ltd.	77,636	5,569
Compagnie Financiere Richemont SA, Class A	50,205	10,835
Tesla, Inc. (a)	23,878	10,738
Flutter Entertainment PLC (a)	41,831	8,995
Starbucks Corp.	104,616	8,810
Royal Caribbean Cruises, Ltd.	31,446	8,771
MercadoLibre, Inc. (a)	4,232	8,524
NEXT PLC	38,851	7,148
Las Vegas Sands Corp.	94,294	6,138
LVMH Moet Hennessy-Louis Vuitton SE	7,475	5,635
Booking Holdings, Inc.	927	4,964
Chipotle Mexican Grill, Inc. (a)	124,254	4,597
D.R. Horton, Inc.	28,110	4,049
Alibaba Group Holding, Ltd. (ADR)	20,723	3,038
Hermes International	1,159	2,864
Compagnie Generale des Etablissements Michelin	73,679	2,444
Restaurant Brands International, Inc. (CAD denominated)	27,334	1,865
Hyundai Motor Co.	8,986	1,840
InterContinental Hotels Group PLC	12,632	1,769
Moncler SpA	27,170	1,746
Compass Group PLC	54,547	1,735
Carvana Co., Class A (a)	3,915	1,652
Suzuki Motor Corp.	98,200	1,459
Aristocrat Leisure, Ltd.	34,618	1,343
Midea Group Co., Ltd., Class A	113,000	1,263
NIKE, Inc., Class B	16,141	1,028
Accor SA	15,785	894
Zensho Holdings Co., Ltd.	14,300	820
Sea, Ltd., Class A (ADR) (a)	5,758	735
Dollarama, Inc.	4,772	713
Kering SA	1,243	439
		173,670

Health care 8.25%
Eli Lilly and Co.	36,376	39,093

53	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Vertex Pharmaceuticals, Inc. (a)	35,954	$16,300
Abbott Laboratories	108,041	13,536
Medtronic PLC	125,128	12,020
UnitedHealth Group, Inc.	24,947	8,235
Novo Nordisk AS, Class B	160,061	8,159
Johnson & Johnson	36,478	7,549
Gilead Sciences, Inc.	57,932	7,111
Stryker Corp.	17,674	6,212
AstraZeneca PLC	32,200	5,931
Takeda Pharmaceutical Co., Ltd.	189,000	5,872
Sanofi	57,677	5,596
Thermo Fisher Scientific, Inc.	9,013	5,223
Daiichi Sankyo Co., Ltd.	225,900	4,811
Amgen, Inc.	14,470	4,736
EssilorLuxottica SA	14,229	4,499
Insulet Corp. (a)	10,684	3,037
AbbVie, Inc.	10,898	2,490
GE HealthCare Technologies, Inc.	18,849	1,546
BioMarin Pharmaceutical, Inc. (a)	24,993	1,485
CVS Health Corp.	17,836	1,415
Molina Healthcare, Inc. (a)	7,751	1,345
Haleon PLC	244,709	1,238
Lonza Group AG	1,598	1,081
Boston Scientific Corp. (a)	10,853	1,035
Rede D’Or Sao Luiz SA	122,458	907
Chugai Pharmaceutical Co., Ltd.	17,100	899
Fresenius SE & Co. KGaA	11,068	637
agilon health, Inc. (a)	125,582	86
		172,084

Materials 6.04%
Vale SA, ordinary nominative shares	1,042,597	13,632
Vale SA (ADR), ordinary nominative shares	147,928	1,927
Freeport-McMoRan, Inc.	290,202	14,739
First Quantum Minerals, Ltd. (a)	356,560	9,560
Heidelberg Materials AG, non-registered shares	31,146	8,156
Ivanhoe Mines, Ltd., Class A (a)	626,382	7,124
Anglo American PLC	157,771	6,502
Glencore PLC	958,289	5,213
Linde PLC	11,690	4,984
Anglogold Ashanti PLC	58,022	4,948
Air Products and Chemicals, Inc.	18,354	4,534
Corteva, Inc.	64,430	4,319
Antofagasta PLC	91,571	4,019
Agnico Eagle Mines, Ltd.	23,441	3,975
Nippon Steel Corp.	865,000	3,538
Smurfit Westrock PLC	88,600	3,426
CRH PLC	26,681	3,330
Southern Copper Corp.	22,583	3,240
Rio Tinto PLC	40,408	3,224
Air Liquide SA	12,636	2,378
Grupo Mexico, SAB de CV, Series B	249,486	2,356
LyondellBasell Industries NV	51,002	2,208
Lundin Mining Corp.	100,869	2,168
Dow, Inc.	84,972	1,987
Franco-Nevada Corp.	8,714	1,806
Akzo Nobel NV	11,772	818
Shin-Etsu Chemical Co., Ltd.	26,000	809

American Funds Insurance Series	54

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Lynas Rare Earths, Ltd. (a)	76,018	$627
BASF SE	6,478	338
Zijin Gold International Co., Ltd. (a)	8,900	166
		126,051

Consumer staples 4.82%
Philip Morris International, Inc.	264,831	42,479
British American Tobacco PLC	257,586	14,599
Nestle SA	124,694	12,394
Imperial Brands PLC	254,415	10,696
JBS NV (BDR) (a)	221,456	3,194
Ocado Group PLC (a)	792,264	2,515
Danone SA	23,736	2,142
Bunge Global SA	22,247	1,982
Sysco Corp.	23,248	1,713
Walmart, Inc.	12,868	1,434
US Foods Holding Corp. (a)	14,397	1,084
Ajinomoto Co., Inc.	49,400	1,045
Procter & Gamble Co.	7,275	1,042
Loblaw Cos., Ltd.	21,096	954
Arca Continental, SAB de CV	87,378	946
Keurig Dr Pepper, Inc.	29,253	819
Kweichow Moutai Co., Ltd., Class A	4,100	807
Coca-Cola Co.	10,706	748
		100,593

Energy 3.72%
Canadian Natural Resources, Ltd. (CAD denominated)	482,117	16,330
Cameco Corp. (CAD denominated)	118,635	10,863
Cameco Corp.	46,105	4,218
Shell PLC (GBP denominated)	341,079	12,530
Shell PLC (EUR denominated)	14,064	519
EOG Resources, Inc.	110,268	11,579
Baker Hughes Co., Class A	95,061	4,329
TC Energy Corp. (CAD denominated)	74,780	4,118
Neste OYJ	166,062	3,758
BP PLC	633,071	3,675
Suncor Energy, Inc.	68,819	3,055
Expand Energy Corp.	12,380	1,366
Tourmaline Oil Corp.	14,829	665
ADNOC Drilling Co. PJSC	381,223	554
		77,559

Utilities 2.19%
Engie SA	596,827	15,693
Southern Co. (The)	61,750	5,385
Iberdrola SA, non-registered shares	225,821	4,888
Pinnacle West Capital Corp.	36,700	3,255
NextEra Energy, Inc.	38,632	3,101
E.ON SE	150,047	2,845
National Grid PLC	154,423	2,380
Dominion Energy, Inc.	39,815	2,333
Duke Energy Corp.	18,764	2,199
Constellation Energy Corp.	5,656	1,998
DTE Energy Co.	10,779	1,390
SSE PLC	5,948	174
		45,641

55	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.84%
Prologis, Inc. REIT	48,096	$6,140
China Resources Mixc Lifestyle Services, Ltd.	924,400	5,083
Mitsubishi Estate Co., Ltd.	73,600	1,793
Simon Property Group, Inc. REIT	7,706	1,426
UDR, Inc. REIT	32,096	1,177
VICI Properties, Inc. REIT	39,802	1,119
Goodman Logistics (HK), Ltd. REIT	40,304	829
		17,567
Total common stocks (cost: $1,169,007,000)		2,048,115
Preferred securities 0.30%
Financials 0.30%
Itau Unibanco Holding SA, preferred nominative shares	330,165	2,367
Itau Unibanco Holding SA (ADR), preferred nominative shares	226,056	1,618
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	80,909	1,232
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(e)	69,041	994
		6,211
Total preferred securities (cost: $5,265,000)		6,211
Bonds, notes & other debt instruments 0.05%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	584
Corporate bonds and notes 0.02%
Health care 0.02%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD432	428
Total bonds, notes & other debt instruments (cost: $967,000)		1,012
Short-term securities 1.30%	Shares
Money market investments 1.26%
Capital Group Central Cash Fund 3.79% (f)(g)	262,010	26,204

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (f)(h)	906,417	906
Total short-term securities (cost: $27,106,000)		27,110
Total investment securities 99.80% (cost: $1,202,345,000)		2,082,448
Other assets less liabilities 0.20%		4,261
Net assets 100.00%		$2,086,709

American Funds Insurance Series	56

Capital World Growth and Income Fund (continued)
Investments in affiliates (g)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.26%
Money market investments 1.26%
Capital Group Central Cash Fund 3.79% (f)	$46,673	$322,340	$342,810	$5	$(4)	$26,204	$2,805
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)	10/10/2025	$5,540	$3,441	0.16%

(a)	Non-income producing.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 12/31/2025.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

57	American Funds Insurance Series

Growth-Income Fund
Investment portfolio December 31, 2025

Common stocks 97.39%	Shares	Value (000)
Information technology 31.31%
NVIDIA Corp.	16,585,113	$3,093,124
Microsoft Corp.	6,355,199	3,073,501
Broadcom, Inc.	6,636,411	2,296,862
Apple, Inc.	6,072,252	1,650,802
Applied Materials, Inc.	3,375,839	867,557
Amphenol Corp., Class A	3,401,335	459,656
Oracle Corp.	1,505,598	293,456
Seagate Technology Holdings PLC	1,046,348	288,154
Cognizant Technology Solutions Corp., Class A	3,381,043	280,627
Accenture PLC, Class A	888,876	238,485
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	200,397
Arista Networks, Inc. (a)	1,418,856	185,913
Entegris, Inc.	1,768,942	149,033
Salesforce, Inc.	535,038	141,737
AppLovin Corp., Class A (a)	102,313	68,940
Texas Instruments, Inc.	374,945	65,049
Marvell Technology, Inc.	761,477	64,710
Adobe, Inc. (a)	163,526	57,232
Corning, Inc.	600,000	52,536
Palo Alto Networks, Inc. (a)	220,554	40,626
ASML Holding NV	28,845	30,833
QUALCOMM, Inc.	141,313	24,172
Micron Technology, Inc.	78,021	22,268
Fair Isaac Corp. (a)	8,541	14,440
		13,660,110

Industrials 13.55%
RTX Corp.	7,418,732	1,360,595
Automatic Data Processing, Inc.	1,993,331	512,745
Airbus SE, non-registered shares	1,921,964	445,806
General Dynamics Corp.	1,230,528	414,270
GFL Environmental, Inc., subordinate voting shares	8,706,752	373,955
Carrier Global Corp.	6,005,807	317,347
General Electric Co.	1,019,662	314,087
Uber Technologies, Inc. (a)	2,826,696	230,969
XPO, Inc. (a)	1,695,007	230,368
Union Pacific Corp.	862,971	199,622
Ingersoll-Rand, Inc.	2,494,401	197,606
Caterpillar, Inc.	326,877	187,258
Paychex, Inc.	1,519,430	170,450
Honeywell International, Inc.	828,971	161,724
United Rentals, Inc.	188,542	152,591
TransDigm Group, Inc.	113,503	150,942
L3Harris Technologies, Inc.	459,926	135,020
CSX Corp.	3,114,334	112,895
APi Group Corp. (a)	1,733,157	66,311
Waste Management, Inc.	284,081	62,415
Woodward, Inc.	204,293	61,762
Boeing Co. (The) (a)	238,104	51,697
		5,910,435

Financials 11.99%
JPMorgan Chase & Co.	2,413,448	777,661
Mastercard, Inc., Class A	1,060,909	605,652
BlackRock, Inc.	504,695	540,195
Wells Fargo & Co.	5,041,337	469,853
Fidelity National Information Services, Inc.	6,205,397	412,411
Progressive Corp.	766,051	174,445
Morgan Stanley	957,257	169,942

American Funds Insurance Series	58

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Capital One Financial Corp.	697,472	$169,039
Visa, Inc., Class A	445,602	156,277
Chubb, Ltd.	495,560	154,674
Goldman Sachs Group, Inc.	174,257	153,172
Marsh & McLennan Cos., Inc.	798,956	148,222
Berkshire Hathaway, Inc., Class B (a)	269,334	135,381
B3 SA - Brasil, Bolsa, Balcao	44,971,737	117,059
American Express Co.	303,325	112,215
PNC Financial Services Group, Inc.	520,903	108,728
Pinnacle Financial Partners, Inc.	1,131,294	107,937
U.S. Bancorp	1,948,827	103,989
Arthur J. Gallagher & Co.	374,193	96,837
Apollo Asset Management, Inc.	665,703	96,367
State Street Corp.	681,940	87,977
S&P Global, Inc.	165,000	86,227
CME Group, Inc., Class A	292,470	79,868
Blackstone, Inc.	400,140	61,678
PayPal Holdings, Inc.	1,053,348	61,495
American International Group, Inc.	507,353	43,404
		5,230,705

Health care 10.04%
Eli Lilly and Co.	1,648,956	1,772,100
Vertex Pharmaceuticals, Inc. (a)	1,484,547	673,034
AbbVie, Inc.	1,684,603	384,915
UnitedHealth Group, Inc.	1,032,933	340,981
Abbott Laboratories	2,330,871	292,035
Thermo Fisher Scientific, Inc.	277,075	160,551
Cencora, Inc.	401,982	135,769
Cigna Group (The)	321,281	88,426
Johnson & Johnson	426,488	88,262
Intuitive Surgical, Inc. (a)	122,132	69,171
Danaher Corp.	250,263	57,290
Gilead Sciences, Inc.	430,961	52,896
Amgen, Inc.	151,000	49,424
GE HealthCare Technologies, Inc.	582,499	47,777
Insulet Corp. (a)	162,641	46,229
CVS Health Corp.	535,085	42,464
Stryker Corp.	111,700	39,259
Medtronic PLC	210,000	20,173
Alnylam Pharmaceuticals, Inc. (a)	49,075	19,515
		4,380,271

Consumer discretionary 10.04%
Amazon.com, Inc. (a)	8,601,419	1,985,379
Starbucks Corp.	5,641,121	475,039
Wyndham Hotels & Resorts, Inc. (b)	4,910,876	371,066
Royal Caribbean Cruises, Ltd.	1,137,038	317,143
Tesla, Inc. (a)	703,606	316,426
Home Depot, Inc.	737,552	253,792
Las Vegas Sands Corp.	2,000,000	130,180
Viking Holdings, Ltd. (a)	1,559,413	111,358
Carvana Co., Class A (a)	214,692	90,604
Sony Group Corp.	3,009,200	76,915
TJX Cos., Inc. (The)	495,864	76,170
Booking Holdings, Inc.	12,304	65,892

59	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
YUM! Brands, Inc.	272,921	$41,287
DoorDash, Inc., Class A (a)	155,002	35,105
Hilton Worldwide Holdings, Inc.	107,229	30,801
		4,377,157

Communication services 8.04%
Alphabet, Inc., Class A	3,942,665	1,234,054
Alphabet, Inc., Class C	1,489,089	467,276
Meta Platforms, Inc., Class A	2,114,599	1,395,826
Netflix, Inc. (a)	2,229,300	209,019
SoftBank Group Corp.	3,459,180	97,522
Universal Music Group NV	3,239,458	84,633
Comcast Corp., Class A	624,053	18,653
		3,506,983

Energy 3.96%
Canadian Natural Resources, Ltd. (CAD denominated)	14,093,913	477,379
Baker Hughes Co., Class A	8,127,441	370,124
Exxon Mobil Corp.	2,651,600	319,094
Halliburton Co.	6,689,719	189,051
Expand Energy Corp.	1,031,973	113,888
TC Energy Corp.	1,629,755	89,653
Chevron Corp.	444,985	67,820
EOG Resources, Inc.	575,078	60,389
ConocoPhillips	434,738	40,696
		1,728,094

Consumer staples 2.85%
British American Tobacco PLC	9,929,507	562,781
Procter & Gamble Co.	1,304,474	186,944
Philip Morris International, Inc.	1,042,193	167,168
Coca-Cola Co.	1,948,634	136,229
Imperial Brands PLC	2,747,647	115,516
Mondelez International, Inc., Class A	791,236	42,592
Keurig Dr Pepper, Inc.	1,164,623	32,621
		1,243,851

Materials 2.32%
Air Products and Chemicals, Inc.	1,408,433	347,911
Linde PLC	650,775	277,484
International Paper Co.	5,806,574	228,721
Eastman Chemical Co.	1,101,906	70,335
Freeport-McMoRan, Inc.	983,347	49,944
LyondellBasell Industries NV	769,974	33,340
Solstice Advanced Materials, Inc. (a)	82,401	4,003
		1,011,738

Utilities 2.06%
Dominion Energy, Inc.	5,379,096	315,161
PG&E Corp.	12,562,973	201,887
CenterPoint Energy, Inc.	3,037,684	116,465
Entergy Corp.	1,203,020	111,195
NextEra Energy, Inc.	1,051,314	84,400
Sempra	800,000	70,632
		899,740

American Funds Insurance Series	60

Growth-Income Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 1.23%
Equinix, Inc. REIT	235,188	$180,192
VICI Properties, Inc. REIT	4,092,873	115,092
Prologis, Inc. REIT	866,060	110,561
American Tower Corp. REIT	428,106	75,162
Welltower, Inc. REIT	306,310	56,854
		537,861
Total common stocks (cost: $21,697,459,000)		42,486,945
Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds and notes 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 5.25% 3/1/2026	USD827	828
Total bonds, notes & other debt instruments (cost: $823,000)		828
Short-term securities 2.57%	Shares
Money market investments 2.57%
Capital Group Central Cash Fund 3.79% (b)(c)	11,226,233	1,122,736
Total short-term securities (cost: $1,122,564,000)		1,122,736
Total investment securities 99.96% (cost: $22,820,846,000)		43,610,509
Other assets less liabilities 0.04%		16,802
Net assets 100.00%		$43,627,311
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.85%
Consumer discretionary 0.85%
Wyndham Hotels & Resorts, Inc.	$509,003	$16,347	$32,068	$6,460	$(128,676)	$371,066	$7,713
Short-term securities 2.57%
Money market investments 2.57%
Capital Group Central Cash Fund 3.79% (c)	1,471,964	7,003,318	7,352,457	(76)	(13)	1,122,736	58,916
Total 3.42%				$6,384	$(128,689)	$1,493,802	$66,629

(a)	Non-income producing.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Rate represents the seven-day yield at 12/31/2025.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

61	American Funds Insurance Series

International Growth and Income Fund
Investment portfolio December 31, 2025

Common stocks 98.22%	Shares	Value (000)
Financials 23.17%
Societe Generale	71,822	$5,787
UniCredit SpA	64,734	5,374
Banco Bilbao Vizcaya Argentaria SA	180,709	4,227
CaixaBank SA, non-registered shares	322,031	3,933
Skandinaviska Enskilda Banken AB, Class A	181,807	3,838
AIA Group, Ltd.	315,000	3,235
AXA SA	55,165	2,653
Prudential PLC	167,374	2,582
Zurich Insurance Group AG	3,392	2,575
HSBC Holdings PLC (GBP denominated)	106,640	1,672
HSBC Holdings PLC (HKD denominated)	54,400	852
KB Financial Group, Inc.	27,563	2,383
NatWest Group PLC	257,839	2,249
Bank Hapoalim BM	94,366	2,135
DBS Group Holdings, Ltd.	48,424	2,119
London Stock Exchange Group PLC	17,476	2,104
Banco Santander SA	179,202	2,103
Aviva PLC	203,542	1,864
Euronext NV	12,370	1,857
HDFC Bank, Ltd.	165,124	1,825
Bank Leumi le-Israel BM	80,689	1,779
PICC Property and Casualty Co., Ltd., Class H	814,000	1,707
Resona Holdings, Inc.	177,400	1,682
Allianz SE	3,484	1,598
Ping An Insurance (Group) Co. of China, Ltd., Class H	188,500	1,586
Munchener Ruckversicherungs-Gesellschaft AG	2,235	1,476
Japan Post Bank Co., Ltd.	101,247	1,424
Kotak Mahindra Bank, Ltd.	51,877	1,270
Axis Bank, Ltd.	82,195	1,163
Tokio Marine Holdings, Inc.	29,600	1,099
Deutsche Bank AG	26,134	1,016
Aon PLC, Class A	2,825	997
3i Group PLC	20,568	895
Hiscox, Ltd.	46,402	885
Pluxee NV	55,838	875
Mizuho Financial Group, Inc.	23,000	835
Standard Chartered PLC	33,124	809
Canadian Imperial Bank of Commerce	8,888	806
Tryg A/S	30,239	791
CVC Capital Partners PLC	45,723	766
ING Groep NV	27,110	762
Credicorp, Ltd.	2,641	758
Abu Dhabi Islamic Bank PJSC	132,924	751
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	862,000	745
Plus500, Ltd.	15,229	743
T&D Holdings, Inc.	30,700	707
Adyen NV (a)	440	706
XP, Inc., Class A	37,915	621
Etoro Group, Ltd., Class A (a)	17,585	618
Rakuten Bank, Ltd. (a)	14,100	617
Macquarie Group, Ltd.	4,442	598
Partners Group Holding AG	481	591
Hana Financial Group, Inc.	8,229	537
Brookfield Corp., Class A (CAD denominated)	11,523	529
Grupo Financiero Banorte, SAB de CV, Series O	53,789	499
Abu Dhabi Commercial Bank PJSC	117,171	456
Samsung Life Insurance Co., Ltd.	4,190	456
Saudi National Bank (The)	43,606	440
Intesa Sanpaolo SpA	62,539	433
Sampo Oyj, Class A	35,512	430
Royal Bank of Canada	2,381	406

American Funds Insurance Series	62

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Banca Generali SpA	5,981	$401
MS&AD Insurance Group Holdings, Inc.	15,900	374
Hong Kong Exchanges and Clearing, Ltd.	6,400	334
Grupo Financiero Inbursa, SAB de CV	133,251	322
FirstRand, Ltd.	55,703	305
BAWAG Group AG (a)	2,019	303
Bank Central Asia Tbk PT	602,500	291
Medibank Private, Ltd.	34,548	110
Edenred SA	3,313	74
Sberbank of Russia PJSC (b)	476,388	— (c)
		93,743

Industrials 14.36%
Airbus SE, non-registered shares	28,600	6,634
BAE Systems PLC	270,689	6,223
Ryanair Holdings PLC (ADR)	73,850	5,331
Siemens AG	11,417	3,206
Deutsche Post AG	42,158	2,309
Hitachi, Ltd.	69,400	2,153
RELX PLC	45,021	1,821
DSV A/S	6,897	1,736
Safran SA	4,958	1,725
ABB, Ltd.	21,982	1,625
ITOCHU Corp.	103,000	1,300
Compagnie de Saint-Gobain SA, non-registered shares	12,706	1,290
Canadian National Railway Co. (CAD denominated)	12,406	1,227
Diploma PLC	17,130	1,223
Deutsche Lufthansa AG	118,669	1,173
Copa Holdings SA, Class A	9,695	1,169
ASSA ABLOY AB, Class B	29,656	1,150
Alliance Global Group, Inc.	7,546,600	1,051
Singapore Technologies Engineering, Ltd.	158,800	1,036
Motiva Infraestrutura de Mobilidade SA	334,768	916
Epiroc AB, Class B	32,965	665
Epiroc AB, Class A	9,201	208
Rolls-Royce Holdings PLC	55,860	868
SPIE SA	15,016	864
Mitsui & Co., Ltd.	29,200	863
Bombardier, Inc., Class B (a)	4,769	811
IHI Corp.	45,641	805
Wolters Kluwer NV	7,371	765
Kanzhun, Ltd., Class A (ADR)	27,807	567
Kanzhun, Ltd., Class A	16,700	169
Full Truck Alliance Co., Ltd., Class A (ADR)	68,004	730
SGH, Ltd.	21,792	672
Caterpillar, Inc.	1,129	647
Komatsu, Ltd.	19,300	617
Volvo AB, Class B	17,440	559
Kingspan Group PLC	5,764	498
Daikin Industries, Ltd.	3,800	488
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	18,040	474
Recruit Holdings Co., Ltd.	8,000	456
SMC Corp.	1,200	418
Jiangsu Hengli Hydraulic Co., Ltd., Class A	22,500	353
International Consolidated Airlines Group SA (CDI)	62,974	349
Brambles, Ltd.	20,392	313

63	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Ashtead Group PLC	4,377	$299
International Container Terminal Services, Inc.	30,700	294
Wizz Air Holdings PLC (a)	3,748	64
		58,114

Information technology 13.46%
Taiwan Semiconductor Manufacturing Co., Ltd.	383,000	18,711
ASML Holding NV	7,692	8,222
Samsung Electronics Co., Ltd.	65,385	5,449
MediaTek, Inc.	91,000	4,123
SK hynix, Inc.	6,576	2,978
Broadcom, Inc.	7,657	2,650
SAP SE	8,332	2,039
NEC Corp.	53,700	1,811
ASMPT, Ltd.	128,900	1,283
Tokyo Electron, Ltd.	5,400	1,186
Sage Group PLC (The)	61,338	893
Capgemini SE	4,775	791
Accton Technology Corp.	21,000	786
Halma PLC	13,514	640
Bechtle AG, non-registered shares	11,841	608
Lenovo Group, Ltd.	422,000	500
Fujitsu, Ltd.	14,800	406
ASM International NV	605	365
Jentech Precision Industrial Co., Ltd.	4,000	345
Lumine Group, Inc., subordinate voting shares (a)	10,019	198
Keyence Corp.	500	181
eMemory Technology, Inc.	3,000	164
Newgen Software Technologies, Ltd.	13,433	126
		54,455

Consumer discretionary 9.16%
Industria de Diseno Textil SA	84,429	5,561
Trip.com Group, Ltd. (ADR)	34,793	2,502
Trip.com Group, Ltd.	9,800	703
Prosus NV, Class N	46,295	2,859
Renault SA	63,846	2,643
LVMH Moet Hennessy-Louis Vuitton SE	2,789	2,103
MGM China Holdings, Ltd.	1,130,400	1,897
H World Group, Ltd. (ADR)	27,339	1,286
Nitori Holdings Co., Ltd.	68,900	1,206
Amadeus IT Group SA, Class A, non-registered shares	16,285	1,195
Moncler SpA	17,462	1,122
Midea Group Co., Ltd., Class A	88,300	987
Hyundai Motor Co.	4,578	937
Entain PLC	90,259	930
ANTA Sports Products, Ltd.	88,200	911
Compagnie Financiere Richemont SA, Class A	3,955	854
Evolution AB	12,432	846
InterContinental Hotels Group PLC	5,768	808
Suzuki Motor Corp.	48,300	717
Games Workshop Group PLC	2,550	647
B&M European Value Retail SA	255,033	580
Accor SA	9,477	537
Berkeley Group Holdings PLC	9,423	495
Restaurant Brands International, Inc. (CAD denominated)	7,186	490
Meituan, Class B (a)	36,700	484
Compagnie Generale des Etablissements Michelin	13,559	450
Galaxy Entertainment Group, Ltd.	87,361	429

American Funds Insurance Series	64

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Paltac Corp.	13,700	$422
Dixon Technologies (India), Ltd.	3,136	422
D’Ieteren Group	2,336	421
Aristocrat Leisure, Ltd.	9,860	383
Maruti Suzuki India, Ltd.	1,900	353
Alibaba Group Holding, Ltd. (ADR)	2,241	329
Amber Enterprises India, Ltd. (a)	4,286	305
BYD Co., Ltd., Class A	17,800	249
		37,063

Consumer staples 8.06%
British American Tobacco PLC	121,643	6,894
Nestle SA	48,668	4,837
Philip Morris International, Inc.	23,763	3,812
Pernod Ricard SA	31,124	2,665
Imperial Brands PLC	47,541	1,999
Carlsberg A/S, Class B	13,206	1,731
Carrefour SA, non-registered shares	87,378	1,458
KT&G Corp.	13,480	1,327
Arca Continental, SAB de CV	122,057	1,321
L’Oreal SA, non-registered shares	2,952	1,268
Danone SA	12,837	1,158
Anheuser-Busch InBev SA/NV	14,891	955
Yamazaki Baking Co., Ltd.	38,000	800
Kweichow Moutai Co., Ltd., Class A	2,990	589
Ocado Group PLC (a)	168,153	534
Unilever PLC	7,516	491
Tsingtao Brewery Co., Ltd., Class H	65,738	411
United Spirits, Ltd.	23,192	373
		32,623

Materials 7.38%
Barrick Mining Corp.	84,106	3,663
Glencore PLC	562,062	3,057
BASF SE	43,621	2,279
Valterra Platinum, Ltd. (ZAR denominated)	21,023	1,780
Valterra Platinum, Ltd. (GBP denominated)	1,235	102
Agnico Eagle Mines, Ltd.	10,958	1,858
Heidelberg Materials AG, non-registered shares	7,035	1,842
Amcor PLC	111,303	928
Amcor PLC (CDI)	83,938	702
Vale SA (ADR), ordinary nominative shares	71,119	927
Vale SA, ordinary nominative shares	31,452	411
Linde PLC	2,521	1,075
Norsk Hydro ASA	136,521	1,055
Anhui Conch Cement Co., Ltd., Class H	364,000	1,030
Southern Copper Corp.	7,079	1,016
Impala Platinum Holdings, Ltd.	60,988	960
Grupo Mexico, SAB de CV, Series B	96,492	911
Mitsubishi Chemical Group Corp.	148,200	866
Nutrien, Ltd. (CAD denominated) (d)	12,924	798
Air Liquide SA	3,291	619
Pan American Silver Corp.	10,970	568
Franco-Nevada Corp. (CAD denominated)	2,507	520
Shin-Etsu Chemical Co., Ltd.	15,900	494
Holcim, Ltd.	4,384	430
Saudi Basic Industries Corp. non-registered shares	30,558	418
Rio Tinto PLC	4,810	384
Fortescue, Ltd.	23,214	339

65	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Smurfit Westrock PLC	6,985	$270
Givaudan SA	43	171
Freeport-McMoRan, Inc.	2,750	140
Antofagasta PLC	3,109	136
Zijin Gold International Co., Ltd. (a)	5,700	107
Alrosa PJSC (a)(b)	53,607	— (c)
		29,856

Health care 7.34%
AstraZeneca PLC	38,403	7,074
Sanofi	69,990	6,790
Novo Nordisk AS, Class B	53,114	2,707
Roche Holding AG, nonvoting non-registered shares	6,476	2,676
EssilorLuxottica SA	7,815	2,471
Bayer AG	41,796	1,803
Chugai Pharmaceutical Co., Ltd.	23,600	1,241
Grifols SA, Class B (ADR)	111,869	1,046
bioMerieux SA	7,827	1,013
Haleon PLC	171,515	868
Genus PLC	14,818	516
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	39,000	356
Max Healthcare Institute, Ltd.	29,463	343
Fresenius SE & Co. KGaA	5,932	341
Daiichi Sankyo Co., Ltd.	13,300	283
HOYA Corp.	1,100	167
Euroapi SA (a)	1,412	4
		29,699

Communication services 6.89%
Koninklijke KPN NV	788,424	3,688
Tencent Holdings, Ltd.	41,600	3,188
Singapore Telecommunications, Ltd.	888,400	3,148
Orange	157,504	2,628
Publicis Groupe SA	23,008	2,387
Bharti Airtel, Ltd.	87,940	2,063
BT Group PLC	457,419	1,131
Nintendo Co., Ltd.	15,800	1,067
MTN Group, Ltd.	99,852	1,020
Nippon Television Holdings, Inc.	40,600	984
Swisscom AG (a)	1,279	929
NetEase, Inc.	32,700	900
HYBE Co., Ltd.	3,482	794
Advanced Info Service PCL, foreign registered shares	79,600	791
America Movil, SAB de CV, Class B (ADR)	28,591	591
Universal Music Group NV	19,644	513
Indus Towers, Ltd. (a)	95,111	443
Spotify Technology SA (a)	718	417
Bezeq - The Israel Telecommunication Corp., Ltd.	179,312	400
KT Corp. (ADR)	21,009	399
Deutsche Telekom AG	11,484	373
		27,854

Energy 4.09%
TotalEnergies SE (EUR denominated)	61,065	3,980
Cameco Corp. (CAD denominated)	30,495	2,792
Canadian Natural Resources, Ltd. (CAD denominated)	55,772	1,889
Shell PLC (GBP denominated)	47,821	1,757
Cenovus Energy, Inc. (CAD denominated)	82,434	1,395

American Funds Insurance Series	66

International Growth and Income Fund (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
Cenovus Energy, Inc.	12,261	$207
SLB, Ltd.	31,870	1,223
Gaztransport & Technigaz SA	3,851	706
TC Energy Corp. (CAD denominated)	12,547	691
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	44,300	525
BP PLC	80,418	467
ADNOC Drilling Co. PJSC	255,406	371
Tourmaline Oil Corp.	5,853	263
Adnoc Gas PLC	236,746	229
South Bow Corp.	2,470	68
Sovcomflot PAO (a)(b)	356,717	— (c)
		16,563

Utilities 2.82%
Engie SA	109,339	2,875
RWE AG	42,284	2,250
SSE PLC	76,631	2,247
Iberdrola SA, non-registered shares	103,600	2,242
Brookfield Infrastructure Partners, LP	17,993	625
Snam SpA	79,832	530
CPFL Energia SA	44,362	431
Veolia Environnement SA	6,331	221
		11,421

Real estate 1.49%
Mitsubishi Estate Co., Ltd.	76,900	1,873
Prologis Property Mexico, SA de CV, REIT	183,868	770
CK Asset Holdings, Ltd.	120,500	607
Henderson Land Development Co., Ltd.	162,000	585
China Resources Land, Ltd.	152,500	531
Link REIT	91,068	406
Sun Hung Kai Properties, Ltd.	33,000	400
CapitaLand Integrated Commercial Trust REIT	207,700	385
Longfor Group Holdings, Ltd. (d)	236,242	259
Goodman Logistics (HK), Ltd. REIT	10,467	215
		6,031
Total common stocks (cost: $267,862,000)		397,422
Preferred securities 0.05%
Materials 0.05%
Gerdau SA, preferred nominative shares	54,142	201
Total preferred securities (cost: $203,000)		201
Short-term securities 1.54%
Money market investments 1.35%
Capital Group Central Cash Fund 3.79% (e)(f)	54,405	5,441

67	American Funds Insurance Series

International Growth and Income Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.19%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (e)(g)	762,897	$763
Total short-term securities (cost: $6,203,000)		6,204
Total investment securities 99.81% (cost: $274,268,000)		403,827
Other assets less liabilities 0.19%		788
Net assets 100.00%		$404,615
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 1.35%
Money market investments 1.35%
Capital Group Central Cash Fund 3.79% (e)	$11,674	$93,352	$99,583	$1	$(3)	$5,441	$489

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(e)	Rate represents the seven-day yield at 12/31/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	68

Capital Income Builder
Investment portfolio December 31, 2025

Common stocks 77.84%	Shares	Value (000)
Financials 16.08%
JPMorgan Chase & Co.	79,207	$25,522
NatWest Group PLC	1,731,569	15,103
Morgan Stanley	85,027	15,095
Zurich Insurance Group AG	15,915	12,080
Wells Fargo & Co.	121,236	11,299
Munchener Ruckversicherungs-Gesellschaft AG	15,382	10,158
BlackRock, Inc.	9,038	9,674
ING Groep NV	336,786	9,467
DBS Group Holdings, Ltd.	201,816	8,832
PNC Financial Services Group, Inc.	42,111	8,790
Progressive Corp.	31,499	7,173
Truist Financial Corp.	133,958	6,592
Banco Santander SA	543,341	6,376
Tokio Marine Holdings, Inc.	169,500	6,293
Banco Bilbao Vizcaya Argentaria SA	255,877	5,985
KB Financial Group, Inc.	67,948	5,874
American International Group, Inc.	61,289	5,243
AIA Group, Ltd.	475,600	4,885
TPG, Inc., Class A	74,597	4,762
Sampo Oyj, Class A	382,120	4,632
National Bank of Canada	34,385	4,324
Power Corp. of Canada, subordinate voting shares	73,430	3,903
Toronto-Dominion Bank (The) (CAD denominated)	39,762	3,747
East West Bancorp, Inc.	32,600	3,664
UniCredit SpA	43,377	3,601
Intact Financial Corp.	16,137	3,359
Euronext NV	21,230	3,186
Hana Financial Group, Inc.	48,224	3,146
360 ONE WAM, Ltd.	229,493	3,031
EFG International AG	108,196	2,587
BNP Paribas SA	25,427	2,406
PICC Property and Casualty Co., Ltd., Class H	1,138,000	2,386
Mizuho Financial Group, Inc.	64,500	2,342
Skandinaviska Enskilda Banken AB, Class A	108,326	2,287
3i Group PLC	51,598	2,245
Webster Financial Corp.	35,040	2,205
Apollo Asset Management, Inc.	13,850	2,005
Marsh & McLennan Cos., Inc.	10,553	1,958
Banco BPM SpA	128,347	1,950
London Stock Exchange Group PLC	15,893	1,914
Deutsche Bank AG	49,165	1,912
BPER Banca SpA	141,331	1,911
Swiss Re AG	10,507	1,752
State Street Corp.	12,200	1,574
CME Group, Inc., Class A	5,612	1,533
Bank Central Asia Tbk PT	2,982,500	1,440
Standard Chartered PLC	56,936	1,390
Japan Post Bank Co., Ltd.	98,700	1,388
Western Union Co. (a)	142,256	1,324
Allianz SE	2,883	1,322
Hong Kong Exchanges and Clearing, Ltd.	22,700	1,186
Bank of America Corp.	21,552	1,185
Canadian Imperial Bank of Commerce	12,297	1,115
Patria Investments, Ltd., Class A	70,098	1,114
Blackstone, Inc.	7,179	1,107
Citizens Financial Group, Inc.	18,221	1,064
SouthState Bank Corp.	10,883	1,024
Vontobel Holding AG	10,189	824
Equitable Holdings, Inc.	16,750	798
Resona Holdings, Inc.	62,400	592
Houlihan Lokey, Inc., Class A	2,796	487

69	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
T&D Holdings, Inc.	21,000	$484
Medibank Private, Ltd.	134,820	430
Sberbank of Russia PJSC (b)	204,176	— (c)
		267,037

Information technology 10.58%
Broadcom, Inc.	198,986	68,869
Taiwan Semiconductor Manufacturing Co., Ltd.	857,800	41,907
Microsoft Corp.	48,647	23,527
Accenture PLC, Class A	42,563	11,420
Seagate Technology Holdings PLC	21,770	5,995
KLA Corp.	3,790	4,605
Texas Instruments, Inc.	19,132	3,319
Tokyo Electron, Ltd.	14,700	3,228
TE Connectivity PLC	11,194	2,547
MediaTek, Inc.	52,000	2,356
TDK Corp.	145,400	2,057
SAP SE	8,376	2,049
Analog Devices, Inc.	5,814	1,577
Skyworks Solutions, Inc.	17,043	1,081
Samsung Electronics Co., Ltd.	7,752	646
Capgemini SE	2,465	408
		175,591

Health care 8.92%
AbbVie, Inc.	110,866	25,332
AstraZeneca PLC	95,762	17,638
Abbott Laboratories	132,522	16,604
Amgen, Inc.	48,793	15,970
Gilead Sciences, Inc.	110,674	13,584
Sanofi	116,243	11,278
Johnson & Johnson	38,511	7,970
UnitedHealth Group, Inc.	22,859	7,546
Medtronic PLC	77,419	7,437
Novo Nordisk AS, Class B	120,968	6,166
CVS Health Corp.	46,518	3,692
Takeda Pharmaceutical Co., Ltd.	108,825	3,381
Bristol-Myers Squibb Co.	51,448	2,775
Merck & Co., Inc.	20,750	2,184
Sandoz Group AG	19,286	1,406
EBOS Group, Ltd.	82,604	1,302
Roche Holding AG, nonvoting non-registered shares	2,615	1,081
GSK PLC	43,796	1,076
Royalty Pharma PLC, Class A	24,004	927
EssilorLuxottica SA	2,582	816
		148,165

Industrials 8.89%
RTX Corp.	170,579	31,284
Volvo AB, Class B	337,790	10,827
Siemens AG	32,234	9,052
Marubeni Corp.	248,100	6,904
BAE Systems PLC	262,306	6,030
Deutsche Post AG	105,963	5,804
RELX PLC	135,157	5,467
Mitsubishi Corp.	214,081	4,906
Union Pacific Corp.	20,631	4,772
Singapore Technologies Engineering, Ltd.	657,600	4,290

American Funds Insurance Series	70

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
ITOCHU Corp.	307,500	$3,881
Bouygues SA	71,499	3,706
Northrop Grumman Corp.	6,044	3,446
Honeywell International, Inc.	17,528	3,420
Paychex, Inc.	29,637	3,325
Automatic Data Processing, Inc.	12,517	3,220
Airbus SE, non-registered shares	12,478	2,894
FedEx Corp.	9,893	2,858
Watsco, Inc.	8,477	2,856
Schneider Electric SE	9,854	2,701
Broadridge Financial Solutions, Inc.	11,281	2,518
Localiza Rent a Car SA, ordinary nominative shares	281,769	2,222
Localiza Rent a Car SA (d)	10,837	82
Hikari Tsushin, Inc.	7,100	1,984
Bureau Veritas SA	60,554	1,928
Trinity Industries, Inc.	71,017	1,878
Canadian National Railway Co. (CAD denominated)	17,596	1,740
Wolters Kluwer NV	14,975	1,555
Epiroc AB, Class A	60,943	1,379
Epiroc AB, Class B	4,933	100
SPIE SA	24,869	1,432
PACCAR, Inc.	12,078	1,323
Ryanair Holdings PLC (ADR)	18,149	1,310
UL Solutions, Inc., Class A	16,361	1,290
Carrier Global Corp.	23,347	1,234
Transurban Group	121,112	1,145
Sulzer AG	3,498	649
Brambles, Ltd.	40,982	628
Caterpillar, Inc.	1,059	607
Computershare Ltd.	22,570	513
Robert Half, Inc.	16,144	438
		147,598

Consumer staples 8.01%
Philip Morris International, Inc.	243,788	39,104
British American Tobacco PLC	522,457	29,612
British American Tobacco PLC (ADR)	42,214	2,390
Mondelez International, Inc., Class A	238,135	12,819
Imperial Brands PLC	193,418	8,132
Nestle SA	56,409	5,607
Sysco Corp.	57,332	4,225
Danone SA	46,784	4,221
Coca-Cola Co.	50,926	3,560
Altria Group, Inc.	60,789	3,505
Procter & Gamble Co.	18,551	2,658
Carlsberg A/S, Class B	18,209	2,387
Kimberly-Clark Corp.	20,235	2,041
WH Group, Ltd.	1,742,500	1,940
General Mills, Inc.	39,690	1,846
Unilever PLC	23,728	1,551
Marks and Spencer Group PLC	341,848	1,521
PepsiCo, Inc.	8,237	1,182
Dollar General Corp.	8,654	1,149
Anheuser-Busch InBev SA/NV	12,119	777
ITC, Ltd.	169,385	760
Pernod Ricard SA	8,821	755
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	706
Constellation Brands, Inc., Class A	4,173	576
		133,024

71	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)

Utilities 5.67%
Dominion Energy, Inc.	193,401	$11,331
National Grid PLC	593,470	9,146
SSE PLC	303,935	8,912
Engie SA	334,941	8,807
Iberdrola SA, non-registered shares	368,808	7,983
E.ON SE	279,307	5,295
Pinnacle West Capital Corp.	58,731	5,209
DTE Energy Co.	38,794	5,004
CenterPoint Energy, Inc.	126,239	4,840
Sempra	49,773	4,395
Duke Energy Corp.	33,977	3,982
RWE AG	59,273	3,154
Atmos Energy Corp.	16,350	2,741
Exelon Corp.	62,697	2,733
AES Corp.	138,163	1,981
Power Grid Corp. of India, Ltd.	637,504	1,875
Entergy Corp.	17,392	1,608
NextEra Energy, Inc.	19,324	1,551
Southern Co. (The)	17,393	1,517
SembCorp Industries, Ltd.	268,900	1,255
Power Assets Holdings, Ltd.	127,000	900
		94,219

Consumer discretionary 5.15%
Industria de Diseno Textil SA	200,194	13,187
McDonald’s Corp.	28,168	8,609
Starbucks Corp.	98,994	8,336
LVMH Moet Hennessy-Louis Vuitton SE	9,855	7,430
Home Depot, Inc.	19,641	6,758
YUM! Brands, Inc.	38,261	5,788
Midea Group Co., Ltd., Class A	497,866	5,566
Compagnie Generale des Etablissements Michelin	154,783	5,133
Royal Caribbean Cruises, Ltd.	18,121	5,054
Evolution AB	62,107	4,227
Amadeus IT Group SA, Class A, non-registered shares	44,461	3,261
Compagnie Financiere Richemont SA, Class A	11,721	2,530
Tractor Supply Co.	38,329	1,917
Restaurant Brands International, Inc.	27,181	1,855
NEXT PLC	9,190	1,691
Galaxy Entertainment Group, Ltd.	288,000	1,413
Vail Resorts, Inc.	8,836	1,173
Darden Restaurants, Inc.	3,355	617
Jumbo SA	15,226	500
Aristocrat Leisure, Ltd.	11,598	450
		85,495

Energy 4.71%
Exxon Mobil Corp.	138,000	16,607
Canadian Natural Resources, Ltd. (CAD denominated)	426,351	14,441
Canadian Natural Resources, Ltd.	19,944	675
Shell PLC (GBP denominated)	231,846	8,517
Shell PLC (ADR)	9,821	721
TC Energy Corp. (CAD denominated) (a)	133,821	7,369
TotalEnergies SE (EUR denominated)	92,774	6,047
ConocoPhillips	50,076	4,688
South Bow Corp. (a)	155,157	4,267
EQT Corp.	64,885	3,478
EOG Resources, Inc.	28,657	3,009
Chevron Corp.	18,330	2,794

American Funds Insurance Series	72

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
ONEOK, Inc.	35,701	$2,624
DT Midstream, Inc.	10,692	1,280
Cenovus Energy, Inc.	62,889	1,064
Adnoc Gas PLC	656,312	634
		78,215

Materials 3.55%
Air Products and Chemicals, Inc.	30,617	7,563
Smurfit Westrock PLC	158,869	6,143
Nitto Denko Corp.	245,538	5,834
Rio Tinto PLC	66,849	5,334
International Paper Co.	134,100	5,282
Barrick Mining Corp.	106,459	4,636
Anglo American PLC	103,247	4,255
Vale SA, ordinary nominative shares	217,725	2,847
Vale SA (ADR), ordinary nominative shares	96,273	1,254
Shin-Etsu Chemical Co., Ltd.	121,262	3,771
Linde PLC	8,159	3,479
Amcor PLC	301,316	2,513
BASF SE	44,227	2,311
Antofagasta PLC	51,846	2,276
Eastman Chemical Co.	8,693	555
Air Liquide SA	2,512	473
Givaudan SA	110	437
		58,963

Communication services 3.52%
Singapore Telecommunications, Ltd.	3,937,700	13,951
T-Mobile US, Inc.	38,544	7,826
Publicis Groupe SA	68,287	7,084
AT&T, Inc.	248,999	6,185
Koninklijke KPN NV	1,163,701	5,444
Comcast Corp., Class A	134,482	4,020
Verizon Communications, Inc.	67,668	2,756
NetEase, Inc.	97,400	2,680
Omnicom Group, Inc.	26,622	2,150
Nintendo Co., Ltd.	23,700	1,601
HKT Trust and HKT, Ltd., units	1,023,240	1,512
Deutsche Telekom AG	44,105	1,431
America Movil, SAB de CV, Class B (ADR)	38,200	790
Telkom Indonesia (Persero) Tbk PT, Class B	2,512,000	523
Swisscom AG (d)	566	411
		58,364

Real estate 2.76%
Welltower, Inc. REIT	58,648	10,886
Prologis, Inc. REIT	38,994	4,978
American Tower Corp. REIT	26,189	4,598
VICI Properties, Inc. REIT	160,317	4,508
Rexford Industrial Realty, Inc. REIT	98,470	3,813
Extra Space Storage, Inc. REIT	19,058	2,482
Public Storage REIT	8,874	2,303
Mindspace Business Parks REIT	413,863	2,187
UDR, Inc. REIT	48,752	1,788
CK Asset Holdings, Ltd.	328,500	1,655
Equinix, Inc. REIT	1,780	1,364
Link REIT	302,148	1,346
CTP NV	56,484	1,183

73	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Sun Communities, Inc. REIT	5,902	$731
Embassy Office Parks REIT	140,661	681
SBA Communications Corp. REIT, Class A	2,744	531
Longfor Group Holdings, Ltd.	357,634	392
Lineage, Inc. REIT	7,600	266
Kimco Realty Corp. REIT	5,095	103
		45,795
Total common stocks (cost: $866,080,000)		1,292,466
Convertible stocks 0.29%
Information technology 0.16%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	44,749	2,608

Utilities 0.09%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400	1,531

Financials 0.04%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,000	674
Total convertible stocks (cost: $4,335,000)		4,813
Bonds, notes & other debt instruments 14.62%	Principal amount (000)
U.S. Treasury bonds & notes 5.92%
U.S. Treasury 5.92%
U.S. Treasury 4.00% 2/15/2026	USD2,369	2,370
U.S. Treasury 0.75% 3/31/2026	1	1
U.S. Treasury 0.75% 5/31/2026	3,850	3,806
U.S. Treasury 1.875% 6/30/2026	3,855	3,825
U.S. Treasury 1.125% 10/31/2026	995	975
U.S. Treasury 2.00% 11/15/2026	2,800	2,763
U.S. Treasury 4.625% 11/15/2026	1,200	1,211
U.S. Treasury 4.00% 1/15/2027	6,541	6,573
U.S. Treasury 0.50% 4/30/2027	2,375	2,284
U.S. Treasury 2.625% 5/31/2027	80	79
U.S. Treasury 3.50% 9/30/2027	1,811	1,812
U.S. Treasury 3.375% 11/30/2027	9	9
U.S. Treasury 3.375% 12/31/2027	17,721	17,687
U.S. Treasury 4.00% 2/29/2028	745	753
U.S. Treasury 1.25% 3/31/2028	1,350	1,285
U.S. Treasury 3.625% 3/31/2028	3	4
U.S. Treasury 3.50% 12/15/2028 (e)	10,891	10,878
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 6.25% 5/15/2030	345	381
U.S. Treasury 3.625% 9/30/2030	809	806
U.S. Treasury 3.625% 12/31/2030	12,352	12,295
U.S. Treasury 3.75% 8/31/2031	297	296
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 3.875% 12/31/2032	6,955	6,927
U.S. Treasury 4.375% 5/15/2034	18	18
U.S. Treasury 4.00% 11/15/2035	6,687	6,596
U.S. Treasury 4.50% 8/15/2039	1,045	1,048
U.S. Treasury 4.75% 2/15/2041	1,730	1,764
U.S. Treasury 2.00% 11/15/2041	300	210
U.S. Treasury 4.625% 11/15/2045	679	664

American Funds Insurance Series	74

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.375% 5/15/2051	USD196	$124
U.S. Treasury 4.00% 11/15/2052	152	132
U.S. Treasury 4.75% 8/15/2055	8,884	8,753
U.S. Treasury 4.625% 11/15/2055	2,038	1,968
Total U.S. Treasury bonds & notes		98,331
Mortgage-backed obligations 5.04%
Federal agency mortgage-backed obligations 4.20%
Fannie Mae Pool #695412 5.00% 6/1/2033 (f)	— (c)	— (c)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (f)	729	697
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (f)	1	1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (f)	254	240
Fannie Mae Pool #931768 5.00% 8/1/2039 (f)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (f)	4	4
Fannie Mae Pool #932606 5.00% 2/1/2040 (f)	1	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (f)	6	6
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (f)	7	7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (f)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (f)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (f)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (f)	1	1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (f)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (f)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (f)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (f)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (f)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (f)	25	24
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (f)	14	14
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (f)	20	19
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (f)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (f)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (f)	28	27
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (f)	154	145
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (f)	1,759	1,653
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (f)	2,453	2,212
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (f)	281	256
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (f)	111	98
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (f)	74	66
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (f)	40	36
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (f)	11	10
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (f)	117	104
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (f)	78	70
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (f)	40	33
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (f)	119	107
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (f)	179	145
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (f)	50	41
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (f)	21	17
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (f)	151	135
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (f)	18	16
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (f)	151	134
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (f)	14	12
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (f)	104	94
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (f)	167	136
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (f)	18	17
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (f)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (f)	70	65
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (f)	148	126
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (f)	768	695
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (f)	99	88

75	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (f)	USD443	$393
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (f)	254	237
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (f)	214	182
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (f)	129	110
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (f)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (f)	100	96
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (f)	8	8
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (f)	172	146
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (f)	143	121
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (f)	615	545
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (f)	49	50
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)	145	118
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (f)	103	105
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (f)	94	96
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (f)	138	141
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (f)	86	87
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (f)	174	154
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (f)	762	726
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (f)	223	224
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (f)	57	57
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)	233	237
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (f)	1,222	1,261
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)	287	293
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (f)	335	345
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (f)	211	218
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (f)	155	160
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (f)	258	245
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (f)	95	93
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (f)	117	117
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)	755	768
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)	355	366
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (f)	876	833
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (f)	39	40
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (f)	586	604
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (f)	57	60
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (f)	22	23
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (f)	396	417
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)	23	25
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (f)	790	804
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (f)	106	109
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	54	56
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (f)	884	904
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (f)	99	101
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (f)	65	66
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)	362	376
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (f)	105	108
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (f)	25	26
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (f)	17	18
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (f)	40	41
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (f)	143	146
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)	701	720
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (f)	164	169
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)	153	158
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (f)	94	96
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)	89	93
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)	67	68
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (f)	18	19
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)	2,561	2,660
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	299	308
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (f)	9	9

American Funds Insurance Series	76

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (f)	USD9	$9
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)	9	9
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (f)	8	8
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	6	6
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (f)	32	33
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (f)	16	17
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)	217	220
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (f)	32	33
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)	3	3
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)	2	2
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (f)	94	97
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (f)	226	230
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (f)	553	543
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (f)	192	191
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (f)	302	286
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (f)	65	62
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (f)	38	39
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)	422	412
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	524	538
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (f)	309	302
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (f)	31	32
Fannie Mae Pool #190445 6.50% 3/1/2055 (f)	421	437
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (f)	236	246
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (f)	2,011	2,115
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (f)	247	234
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (f)	327	319
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	67	68
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)	2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)	2	2
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)	19	19
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (f)	178	183
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (f)	13	13
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (f)	911	936
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (f)	2	2
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (f)	855	888
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (f)	169	175
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (f)	150	152
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (f)	2	2
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (f)	104	108
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (f)	768	808
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (f)	246	250
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (f)	311	322
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (f)	213	218
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (f)	505	496
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (f)	356	310
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (f)	379	359
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (f)	105	100
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (f)	59	51
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (f)	102	89
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (f)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (f)	171	166
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (f)	12	12
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (f)	10	10
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (f)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (f)	21	20
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (f)	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (f)	39	39
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (f)	18	18
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (f)	12	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (f)	894	890

77	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (f)	USD11	$10
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (f)	129	115
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (f)	67	55
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (f)	60	54
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (f)	120	107
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (f)	46	39
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (f)	11	10
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (f)	101	90
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (f)	235	191
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (f)	107	95
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (f)	7	6
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (f)	440	374
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	733	651
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (f)	217	201
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)	439	389
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (f)	284	271
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (f)	710	696
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (f)	765	648
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (f)	354	300
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)	141	125
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (f)	42	34
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)	107	95
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (f)	159	157
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (f)	536	537
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (f)	266	271
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (f)	26	24
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (f)	2,337	2,167
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (f)	98	100
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (f)	22	19
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (f)	415	406
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (f)	727	694
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (f)	88	88
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (f)	480	488
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)	362	369
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)	30	30
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)	906	921
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (f)	71	74
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (f)	14	14
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (f)	11	12
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (f)	11	12
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (f)	11	12
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (f)	8	8
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (f)	6	6
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (f)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (f)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (f)	30	30
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (f)	17	18
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (f)	16	16
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (f)	198	201
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (f)	587	588
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (f)	42	43
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)	9	9
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (f)	51	49
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (f)	6	7
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)	15	15
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (f)	1,009	1,038
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	802	814
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (f)	17	17
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (f)	8	8
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)	419	434

American Funds Insurance Series	78

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (f)	USD8	$8
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (f)	261	267
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)	45	46
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (f)	16	17
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (f)	89	90
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)	22	23
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (f)	72	73
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (f)	58	59
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)	272	284
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)	235	243
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	79	81
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (f)	68	70
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)	16	16
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (f)	14	14
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (f)	134	139
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	146	150
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	16	16
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)	9	9
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (f)	5	5
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)	2	2
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (f)	111	116
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)	35	37
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (f)	23	24
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)	18	19
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)	17	17
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)	17	17
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)	8	8
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (f)	44	45
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (f)	104	106
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)	80	78
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)	51	51
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (f)	60	61
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (f)	15	16
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (f)	320	325
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (f)	46	48
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (f)	21	22
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (f)	452	476
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)	36	35
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (f)	160	165
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	85	87
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (f)	7	7
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (f)	97	100
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (f)	132	137
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (f)	12	12
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (f)	387	398
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	293	301
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)	19	19
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (f)	36	37
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)	15	15
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (f)	552	574
Freddie Mac Pool #QY4677 6.50% 6/1/2055 (f)	261	271
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (f)	492	491
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (f)	228	231
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (f)	324	333
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (f)	132	138
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (f)	4	4
Freddie Mac Pool #RJ5151 6.50% 8/1/2055 (f)	450	467
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (f)	1	1
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (f)	37	38

79	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(g)	USD160	$161
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (f)	85	81
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (f)	177	169
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (f)(g)	170	162
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (f)(g)	78	72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (f)	65	60
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(g)	13	12
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (f)	808	726
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (f)	268	262
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (f)	426	415
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (f)	11	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (f)	8	7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (f)	644	634
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (f)	927	893
Government National Mortgage Assn. 4.50% 1/1/2056 (f)(h)	48	47
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (f)	151	150
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (f)	2,647	2,523
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (f)	56	53
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (f)	199	190
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (f)	358	359
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (f)	963	965
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (f)	24	23
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (f)	432	437
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (f)	95	96
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (f)	— (c)	— (c)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (f)	— (c)	— (c)
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (f)(h)	212	171
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (f)(h)	261	231
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (f)(h)	1	1
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (f)(h)	248	242
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (f)(h)	78	78
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (f)(h)	403	419
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (f)(h)	1,166	1,227
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (f)(h)	173	160
		69,743

Commercial mortgage-backed securities 0.45%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (f)(g)(i)	296	302
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(g)	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(g)	122	128
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (f)(g)(i)	332	333
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (f)(g)(i)	106	106
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (f)(g)(i)	79	79
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.365% 11/15/2038 (f)(g)(i)	78	78
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(g)(i)	590	599
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (f)(g)(i)	169	170
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (f)(g)(i)	732	734
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (f)(g)(i)	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (f)(g)(i)	120	120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(g)(i)	237	244
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (f)(g)(i)	574	589
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (f)(g)(i)	213	214
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (f)(g)(i)	191	192
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (f)(g)(i)	133	134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (f)(g)(i)	120	121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (f)(g)(i)	100	100

American Funds Insurance Series	80

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (f)(g)(i)	USD100	$100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)(g)	73	75
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (f)(g)(i)	592	599
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (f)(g)(i)	329	342
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (f)(g)(i)	100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (f)(g)(i)	243	247
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (f)(g)(i)	541	561
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (f)(g)(i)	108	110
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (f)(g)(i)	312	313
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.391% 2/15/2042 (f)(g)(i)	597	593
		7,427

Collateralized mortgage-backed obligations (privately originated) 0.39%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(g)(i)	72	66
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (f)(i)(j)	489	479
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (f)(g)(i)	56	53
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (f)(g)(i)	142	141
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(g)(i)	358	352
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (f)(g)(i)	131	125
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (f)(g)(i)	6	5
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (f)(g)(i)	25	25
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (f)(g)(i)	187	188
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (f)(g)(i)	58	58
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (f)(g)(i)	38	38
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (f)(g)(i)	87	87
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (f)(g)(i)	7	7
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (f)(g)(i)	64	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (f)(g)(i)	160	160
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (f)(g)(i)	90	90
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (f)(i)(j)	81	81
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (f)(i)	48	48
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (f)(i)(j)	670	677
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (f)(i)	54	54
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (f)(i)	90	90
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (f)(i)(j)	392	393
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(i)(j)	101	102
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (f)(g)(i)	138	138
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (f)(i)(j)	141	143
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (f)(i)(j)	317	321
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (f)(i)(j)	814	823
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (f)(i)	554	527
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (f)(i)	95	94
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (f)(g)(i)	140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (f)(g)(i)	13	13
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (f)(g)(i)	11	11

81	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (f)(g)(i)	USD6	$6
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (f)(i)	304	279
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(i)	100	100
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (f)(i)	195	193
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (f)(i)	167	167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (f)(i)(j)	64	65
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (f)(g)(i)	87	88
		6,494
Total mortgage-backed obligations		83,664
Corporate bonds and notes 2.84%
Financials 0.49%
American Express Co. 4.90% 2/13/2026	28	28
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (j)	50	52
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	28	29
American International Group, Inc. 4.85% 5/7/2030	685	703
American International Group, Inc. 5.125% 3/27/2033	17	18
Aon Corp. 5.35% 2/28/2033	21	22
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	128
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	51
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (j)	22	20
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)	238	213
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	118	122
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (j)	75	78
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (i)(j)	400	416
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (i)(j)	200	213
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (j)	45	49
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (j)	95	101
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)	86	88
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (j)	35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	44	46
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	55	56
Corebridge Financial, Inc. 3.85% 4/5/2029	180	177
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (i)(j)	200	200
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	300	320
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (j)	150	152
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (j)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (j)	45	46
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (j)	60	63
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)	40	40
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (j)	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)	50	52
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (j)	198	203
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (j)	52	52
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	20	18
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	328	339
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	412	432
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (j)	25	26
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (j)	10	10
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (j)	140	146
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	488	494

American Funds Insurance Series	82

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (j)	USD35	$36
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (j)	57	59
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)	129	128
Navient Corp. 5.00% 3/15/2027	150	150
Navient Corp. 5.625% 8/1/2033	125	114
New York Life Global Funding 3.00% 1/10/2028 (i)	150	147
OneMain Finance Corp. 6.625% 5/15/2029	540	560
Osaic Holdings, Inc. 6.75% 8/1/2032 (i)	25	26
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (j)	50	52
Ryan Specialty, LLC 5.875% 8/1/2032 (i)	100	102
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (j)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (j)	50	52
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (j)	10	11
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (j)	40	42
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (j)	97	96
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (j)	70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (j)	85	88
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (i)(j)	200	209
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (i)(j)	374	371
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)	98	100
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (j)	55	57
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)	104	115
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (j)	80	84
		8,142

Health care 0.36%
AbbVie, Inc. 5.05% 3/15/2034	175	180
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	240	234
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	100
Amgen, Inc. 5.25% 3/2/2030	124	129
Amgen, Inc. 4.20% 3/1/2033	133	130
Amgen, Inc. 5.25% 3/2/2033	71	74
Amgen, Inc. 5.60% 3/2/2043	105	106
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	83
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	52
Baxter International, Inc. 4.45% 2/15/2029	271	272
Baxter International, Inc. 4.90% 12/15/2030	338	341
Baxter International, Inc. 3.132% 12/1/2051	25	16
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	271
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	307
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	319
Centene Corp. 4.625% 12/15/2029	530	515
Centene Corp. 2.625% 8/1/2031	40	35
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	24
CVS Health Corp. 5.70% 6/1/2034	97	102
CVS Health Corp. 6.00% 6/1/2044	50	50
CVS Health Corp. 6.05% 6/1/2054	50	50
CVS Health Corp. 6.20% 9/15/2055	50	51
Elevance Health, Inc. 4.95% 11/1/2031	30	31
Elevance Health, Inc. 5.20% 2/15/2035	13	13

83	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Gilead Sciences, Inc. 1.65% 10/1/2030	USD8	$7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	36
Medline Borrower, LP 6.25% 4/1/2029 (i)	380	393
Merck & Co., Inc. 1.70% 6/10/2027	118	115
Merck & Co., Inc. 3.40% 3/7/2029	110	108
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	33
Molina Healthcare, Inc. 4.375% 6/15/2028 (i)	290	285
Molina Healthcare, Inc. 3.875% 5/15/2032 (i)	40	36
Owens & Minor, Inc. 6.625% 4/1/2030 (i)	105	67
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	366
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	661
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	67
		6,025

Communication services 0.34%
Alphabet, Inc. 4.375% 11/15/2032	22	22
Alphabet, Inc. 4.70% 11/15/2035	28	28
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	65
AT&T, Inc. 3.50% 6/1/2041	USD75	59
CCO Holdings, LLC 4.75% 2/1/2032 (i)	25	23
CCO Holdings, LLC 4.25% 1/15/2034 (i)	655	558
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Charter Communications Operating, LLC 5.85% 12/1/2035	17	17
Charter Communications Operating, LLC 6.70% 12/1/2055	10	10
Discovery Communications, LLC 3.625% 5/15/2030	42	37
EchoStar Corp. 10.75% 11/30/2029	64	71
EchoStar Corp. 6.75% Cash 11/30/2030 (k)	313	321
Lindblad Expeditions, LLC 7.00% 9/15/2030 (i)	195	203
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	53
Meta Platforms, Inc. 4.875% 11/15/2035	325	325
Meta Platforms, Inc. 5.50% 11/15/2045	134	130
Meta Platforms, Inc. 5.40% 8/15/2054	29	27
Meta Platforms, Inc. 5.625% 11/15/2055	287	276
Meta Platforms, Inc. 5.55% 8/15/2064	40	37
Meta Platforms, Inc. 5.75% 11/15/2065	138	132
SBA Tower Trust 1.631% 11/15/2026 (i)	253	248
Sirius XM Radio, LLC 4.00% 7/15/2028 (i)	780	763
TEGNA, Inc. 5.00% 9/15/2029	360	357
T-Mobile USA, Inc. 3.875% 4/15/2030	625	615
T-Mobile USA, Inc. 2.55% 2/15/2031	203	185
T-Mobile USA, Inc. 6.00% 6/15/2054	69	70
Univision Communications, Inc. 7.375% 6/30/2030 (i)	340	347
Verizon Communications, Inc. 1.75% 1/20/2031	142	125
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	250	232
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	374	264
		5,683

Industrials 0.26%
BAE Systems PLC 5.30% 3/26/2034 (i)	200	207
Boeing Co. (The) 2.75% 2/1/2026	91	91

American Funds Insurance Series	84

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 6.259% 5/1/2027	USD376	$386
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	171
Boeing Co. (The) 6.388% 5/1/2031	92	100
Boeing Co. (The) 6.528% 5/1/2034	1,291	1,429
Boeing Co. (The) 5.805% 5/1/2050	136	134
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	19
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	53
CSX Corp. 4.75% 11/15/2048	50	45
CSX Corp. 4.50% 11/15/2052	35	30
EquipmentShare.com, Inc. 8.625% 5/15/2032 (i)	430	455
Herc Holdings, Inc. 7.25% 6/15/2033 (i)	90	95
Icahn Enterprises, LP 5.25% 5/15/2027	440	434
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	16
Moog, Inc. 4.25% 12/9/2027 (i)	55	54
Norfolk Southern Corp. 5.35% 8/1/2054	51	49
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (i)	190	199
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	38
RTX Corp. 6.10% 3/15/2034	27	29
RTX Corp. 6.40% 3/15/2054	22	24
Union Pacific Corp. 2.80% 2/14/2032	17	16
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	61
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24
		4,247

Consumer discretionary 0.25%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8	7
Advance Auto Parts, Inc. 3.50% 3/15/2032	7	6
Amazon.com, Inc. 4.65% 11/20/2035	34	34
Amazon.com, Inc. 5.45% 11/20/2055	155	151
Amazon.com, Inc. 5.55% 11/20/2065	70	68
BMW US Capital, LLC 4.15% 4/9/2030 (i)	290	288
BMW US Capital, LLC 3.70% 4/1/2032 (i)	25	24
Carnival Corp. 5.75% 3/15/2030 (i)	310	319
Carnival Corp. 6.125% 2/15/2033 (i)	175	181
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	303
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	607
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	637
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	210
Ford Motor Credit Co., LLC 4.00% 11/13/2030	970	916
General Motors Financial Co., Inc. 5.45% 9/6/2034	11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035	16	17
Hyundai Capital America 5.275% 6/24/2027 (i)	55	56
McDonald’s Corp. 5.15% 9/9/2052	10	9
Newell Brands, Inc. 6.375% 5/15/2030	160	157
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (i)	150	150
		4,151

Information technology 0.23%
Broadcom, Inc. 5.05% 7/12/2027	40	41
Broadcom, Inc. 4.00% 4/15/2029 (i)	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46

85	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Broadcom, Inc. 5.15% 11/15/2031	USD104	$108
Broadcom, Inc. 4.15% 4/15/2032 (i)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (i)	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.10% 2/24/2035	14	14
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	10
Cloud Software Group, Inc. 8.25% 6/30/2032 (i)	200	209
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (i)	250	267
Fair Isaac Corp. 6.00% 5/15/2033 (i)	100	103
Hughes Satellite Systems Corp. 5.25% 8/1/2026	832	796
Hughes Satellite Systems Corp. 6.625% 8/1/2026	58	53
Intel Corp. 3.05% 8/12/2051	10	6
Intel Corp. 5.60% 2/21/2054	42	39
Intel Corp. 3.10% 2/15/2060	110	62
Oracle Corp. 4.80% 9/26/2032	55	53
Oracle Corp. 5.50% 8/3/2035	18	18
Oracle Corp. 5.20% 9/26/2035	405	388
Oracle Corp. 5.875% 9/26/2045	40	36
Oracle Corp. 6.00% 8/3/2055	110	97
Oracle Corp. 5.95% 9/26/2055	95	84
Oracle Corp. 6.10% 9/26/2065	40	35
Synopsys, Inc. 4.65% 4/1/2028	40	41
Synopsys, Inc. 4.85% 4/1/2030	40	41
Synopsys, Inc. 5.00% 4/1/2032	40	41
Synopsys, Inc. 5.15% 4/1/2035	780	793
Synopsys, Inc. 5.70% 4/1/2055	380	377
WULF Compute, LLC 7.75% 10/15/2030 (i)	75	77
		3,886

Energy 0.23%
APA Corp. 4.25% 1/15/2030	385	379
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (i)	300	302
Cenovus Energy, Inc. 5.40% 6/15/2047	44	40
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (i)	9	10
ConocoPhillips Co. 5.50% 1/15/2055	50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (i)	270	256
Energy Transfer, LP 6.10% 12/1/2028	41	43
Energy Transfer, LP 5.25% 7/1/2029	23	24
Energy Transfer, LP 6.40% 12/1/2030	34	37
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	340
Exxon Mobil Corp. 3.452% 4/15/2051	210	151
Hess Midstream Operations, LP 5.875% 3/1/2028 (i)	35	36
Hilcorp Energy I, LP 6.875% 5/15/2034 (i)	400	375
NFE Financing, LLC 12.00% 11/15/2029 (i)(l)	148	43
Occidental Petroleum Corp. 5.55% 10/1/2034	124	127
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	189
Petroleos Mexicanos 6.84% 1/23/2030	300	305
Sunoco, LP 5.625% 3/15/2031 (i)	20	20
Sunoco, LP 5.875% 3/15/2034 (i)	20	20
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (i)	595	542

American Funds Insurance Series	86

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (i)	USD195	$200
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (i)	100	102
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (i)	75	82
		3,826

Utilities 0.21%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	31
DTE Energy Co. 3.00% 3/1/2032	42	39
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 4.125% 3/15/2028	132	131
Edison International 5.45% 6/15/2029	100	102
Edison International 5.25% 3/15/2032	389	389
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (i)(j)	200	233
FirstEnergy Corp. 2.65% 3/1/2030	393	367
FirstEnergy Corp. 2.25% 9/1/2030	107	97
Florida Power & Light Co. 5.10% 4/1/2033	35	36
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	97
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	104
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	286
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	338
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	54
Pacific Gas and Electric Co. 5.70% 3/1/2035	377	388
Pacific Gas and Electric Co. 4.95% 7/1/2050	162	137
Pacific Gas and Electric Co. 3.50% 8/1/2050	256	173
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	24
PacifiCorp 5.50% 5/15/2054	95	85
PacifiCorp 5.80% 1/15/2055	25	23
Southern California Edison Co. 5.20% 6/1/2034	40	40
Southern California Edison Co. 3.60% 2/1/2045	206	149
Southern California Edison Co. 5.90% 3/1/2055	30	29
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	26
		3,449

Real estate 0.18%
American Tower Corp. 4.05% 3/15/2032	11	11
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	41
Boston Properties, LP 5.75% 1/15/2035	95	98
Crown Castle, Inc. 5.00% 1/11/2028	54	55
Iron Mountain, Inc. 4.50% 2/15/2031 (i)	530	505
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	518
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (i)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	460
Piedmont Operating Partnership, LP 5.625% 1/15/2033	99	100
Prologis, LP 5.00% 3/15/2034	40	41
Service Properties Trust 0% 9/30/2027 (i)	45	41
Service Properties Trust 3.95% 1/15/2028	480	453
Service Properties Trust 8.375% 6/15/2029	680	684
		3,034

Consumer staples 0.17%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.25% 8/6/2035	48	49

87	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
B&G Foods, Inc. 8.00% 9/15/2028 (i)	USD260	$256
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 5.35% 8/15/2032	413	430
BAT Capital Corp. 6.421% 8/2/2033	38	42
BAT Capital Corp. 7.079% 8/2/2043	31	35
BAT Capital Corp. 4.54% 8/15/2047	55	46
BAT Capital Corp. 4.758% 9/6/2049	121	102
BAT Capital Corp. 7.081% 8/2/2053	69	78
BAT International Finance PLC 4.448% 3/16/2028	150	151
Coty, Inc. 5.60% 1/15/2031 (i)	119	120
H.J. Heinz Co. 4.875% 10/1/2049	235	202
Mars, Inc. 4.80% 3/1/2030 (i)	25	26
Mars, Inc. 5.20% 3/1/2035 (i)	165	170
Mars, Inc. 5.65% 5/1/2045 (i)	71	72
Mars, Inc. 5.70% 5/1/2055 (i)	145	144
Mars, Inc. 5.80% 5/1/2065 (i)	24	24
Mondelez International, Inc. 4.75% 8/28/2034	127	127
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	58
Philip Morris International, Inc. 5.50% 9/7/2030	70	74
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	57
Philip Morris International, Inc. 5.625% 9/7/2033	30	32
Philip Morris International, Inc. 4.90% 11/1/2034	90	91
Post Holdings, Inc. 6.375% 3/1/2033 (i)	330	334
		2,828

Materials 0.12%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	60	61
Celanese US Holdings, LLC 6.85% 11/15/2028	36	38
Celanese US Holdings, LLC 7.05% 11/15/2030	27	29
Celanese US Holdings, LLC 6.879% 7/15/2032	10	10
Celanese US Holdings, LLC 7.20% 11/15/2033	23	24
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (i)	545	575
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (i)	40	42
Consolidated Energy Finance SA 5.625% 10/15/2028 (i)	750	488
Dow Chemical Co. (The) 5.35% 3/15/2035	7	7
Dow Chemical Co. (The) 5.65% 3/15/2036	4	4
Dow Chemical Co. (The) 5.55% 11/30/2048	15	13
Dow Chemical Co. (The) 3.60% 11/15/2050	75	49
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	63	55
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	5	5
LYB International Finance III, LLC 5.875% 1/15/2036	32	32
LYB International Finance III, LLC 3.625% 4/1/2051	102	66
NOVA Chemicals Corp. 8.50% 11/15/2028 (i)	10	11
NOVA Chemicals Corp. 4.25% 5/15/2029 (i)	325	318
		1,929
Total corporate bonds and notes		47,200

American Funds Insurance Series	88

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 0.73%
Other asset-backed securities 0.39%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (f)(i)	USD100	$100
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (f)(i)	215	215
Auxilior Term Funding, LLC, Series 2024-1, Class A2, 5.84% 3/15/2027 (f)(i)	61	61
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (f)(i)	277	281
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (f)(i)	42	43
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (f)(i)	554	565
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(i)	347	294
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(i)	86	73
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (f)(i)	90	57
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (f)(i)	90	58
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(i)	312	254
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (f)(i)	483	477
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (f)(i)	181	182
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (f)(i)	134	135
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(i)	322	309
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (f)(i)	60	56
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(i)	73	72
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(i)	278	267
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(i)	354	359
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (f)(i)	138	139
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(i)	935	783
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (f)(i)	315	317
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (f)(i)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (f)(i)	127	128
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (f)(i)	20	19
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (f)(i)	85	85
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (f)(i)	139	141
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(i)	175	176
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (f)(i)	175	176
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (f)(i)	45	46
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (f)(i)	94	94
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (f)(i)	28	28
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(i)	72	70
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (f)(i)	189	190
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(i)	69	70
		6,421

Auto loan 0.27%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(i)	66	66
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(i)	33	33
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(i)	339	353
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (f)(i)	497	499
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (f)	11	11
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(i)	185	185
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (f)(i)	150	151
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (f)(i)	273	275
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (f)(i)	176	180
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(i)	181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (f)(i)	188	189
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(i)	65	65
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (f)(i)	285	293
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (f)(i)	184	191
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (f)	10	10
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (f)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(i)	268	263
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(i)	100	98
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(i)	100	98
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(i)	187	191

89	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027 (f)	USD5	$5
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (f)	28	28
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(i)	335	334
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (f)(i)	632	639
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (f)(i)	188	190
		4,582

Credit card 0.04%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(i)	400	401
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (f)(i)	246	248
		649

Student loan 0.03%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (f)(i)	23	21
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(i)	42	39
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(i)	94	89
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(i)	188	178
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (f)(g)(i)	98	98
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (f)(i)	39	35
		460
Total asset-backed obligations		12,112
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Mexico 0.03%
United Mexican States 3.25% 4/16/2030	200	189
United Mexican States 7.375% 5/13/2055	245	265
		454

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	198

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	190	176
Total bonds & notes of governments & government agencies outside the U.S.		828
Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	196	201

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	140
Total municipals		341
Loans 0.02%
Financials 0.02%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(g)(i)(m)	221	220
Total bonds, notes & other debt instruments (cost: $243,321,000)		242,696

American Funds Insurance Series	90

Capital Income Builder (continued)
Investment funds 2.29%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (n)	4,482,146	$38,098
Total investment funds (cost: $40,853,000)		38,098
Short-term securities 5.53%
Money market investments 4.90%
Capital Group Central Cash Fund 3.79% (n)(o)	814,073	81,415

Money market investments purchased with collateral from securities on loan 0.63%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (o)(p)	10,408,626	10,409
Total short-term securities (cost: $91,803,000)		91,824
Total investment securities 100.57% (cost: $1,246,392,000)		1,669,897
Other assets less liabilities (0.57)%		(9,521)
Net assets 100.00%		$1,660,376
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	389	4/6/2026	USD81,219	$(17)
5 Year U.S. Treasury Note Futures	Long	251	4/6/2026	27,436	(61)
10 Year U.S. Treasury Note Futures	Short	21	3/31/2026	(2,361)	21
10 Year Ultra U.S. Treasury Note Futures	Short	40	3/31/2026	(4,601)	15
20 Year U.S. Treasury Bond Futures	Long	32	3/31/2026	3,699	(41)
30 Year Ultra U.S. Treasury Bond Futures	Long	99	3/31/2026	11,682	(196)
					$(279)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.16%	At maturity	U.S. Urban CPI	At maturity	6/23/2026	USD350	$1	$—	$1
U.S. Urban CPI	At maturity	3.17%	At maturity	6/23/2026	USD338	(1)	—	(1)
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	139	—	139
SOFR	Annual	4.1275%	Annual	7/27/2050	USD310	3	—	3
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	118	—	118
						$260	$—	$260

91	American Funds Insurance Series

Capital Income Builder (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD5,044	$114	$116	$(2)
Investments in affiliates (n)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 2.29%
Capital Group Central Corporate Bond Fund	$30,920	$6,389	$—	$—	$789	$38,098	$1,550
Short-term securities 4.90%
Money market investments 4.90%
Capital Group Central Cash Fund 3.79% (o)	60,575	370,953	350,129	16	—	81,415	4,186
Total 7.19%				$16	$789	$119,513	$5,736

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Non-income producing.
(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,717,000, which represented 0.10% of the net assets of the fund.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Represents securities transacted on a TBA basis.
(i)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,579,000, which represented 2.32% of the net assets of the fund.

(j)	Step bond; coupon rate may change at a later date.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Scheduled interest and/or principal payment was not received.
(m)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $219,000, which represented 0.01% of the net assets of the fund.

(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	Rate represents the seven-day yield at 12/31/2025.
(p)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CME = CME Group
CPI = Consumer Price Index

EUR = Euros
Fncg. = Financing
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos

REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	92

Asset Allocation Fund
Investment portfolio December 31, 2025

Common stocks 65.21%	Shares	Value (000)
Information technology 17.87%
Broadcom, Inc.	3,822,547	$1,322,984
Microsoft Corp.	2,068,123	1,000,186
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,399,280	729,117
Taiwan Semiconductor Manufacturing Co., Ltd.	2,384,000	116,467
NVIDIA Corp.	2,011,419	375,130
Apple, Inc.	1,295,354	352,155
Micron Technology, Inc.	764,060	218,070
Intel Corp. (a)	5,553,952	204,941
Salesforce, Inc.	503,780	133,456
International Business Machines Corp.	427,285	126,566
ASML Holding NV (ADR)	93,894	100,453
KLA Corp.	77,592	94,280
Hewlett Packard Enterprise Co.	2,023,462	48,604
Strategy, Inc., Class A (a)	295,563	44,911
Diebold Nixdorf, Inc. (a)	532,940	36,181
Adobe, Inc. (a)	62,600	21,909
Applied Materials, Inc.	79,781	20,503
		4,945,913

Financials 10.49%
Apollo Asset Management, Inc.	1,920,083	277,951
Arthur J. Gallagher & Co.	854,008	221,009
Mastercard, Inc., Class A	361,601	206,431
Synchrony Financial	2,440,754	203,632
Aon PLC, Class A	569,972	201,132
Visa, Inc., Class A	553,014	193,948
Bank of America Corp.	3,142,147	172,818
Capital One Financial Corp.	702,338	170,219
Blue Owl Capital, Inc., Class A (b)	9,813,216	146,609
Ares Management Corp., Class A	845,012	136,579
American Express Co.	337,999	125,043
Wells Fargo & Co.	1,334,032	124,332
JPMorgan Chase & Co.	295,492	95,213
Fiserv, Inc. (a)	1,269,859	85,296
Brookfield Corp., Class A	1,805,226	82,842
Citigroup, Inc.	700,000	81,683
Brown & Brown, Inc.	964,468	76,868
Chubb, Ltd.	235,906	73,631
Progressive Corp.	280,641	63,908
Intercontinental Exchange, Inc.	374,162	60,599
Blackstone, Inc.	320,000	49,325
Kinsale Capital Group, Inc.	65,779	25,728
Goldman Sachs Group, Inc.	24,707	21,717
Figure Technology Solutions, Inc. (a)(b)	152,555	6,230
Sberbank of Russia PJSC (c)	8,880,000	— (d)
		2,902,743

Industrials 9.72%
ATI, Inc. (a)	3,475,291	398,824
Boeing Co. (The) (a)	1,355,000	294,198
TransDigm Group, Inc.	160,869	213,932
L3Harris Technologies, Inc.	644,021	189,065
General Electric Co.	602,503	185,589
Deere & Co.	377,997	175,984
Parker-Hannifin Corp.	183,536	161,321
Union Pacific Corp.	677,572	156,736
Caterpillar, Inc.	190,000	108,845
Safran SA	312,100	108,605
United Rentals, Inc.	125,193	101,321

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Northrop Grumman Corp.	173,106	$98,707
GE Vernova, Inc.	150,939	98,649
Ingersoll-Rand, Inc.	1,177,013	93,243
Quanta Services, Inc.	152,260	64,263
Airbus SE, non-registered shares	230,632	53,496
Trane Technologies PLC	137,366	53,463
FTAI Aviation, Ltd.	249,989	49,210
CSX Corp.	1,000,000	36,250
Copart, Inc. (a)	835,833	32,723
Carrier Global Corp.	283,011	14,954
		2,689,378

Health care 6.97%
Vertex Pharmaceuticals, Inc. (a)	720,148	326,486
Gilead Sciences, Inc.	1,904,140	233,714
Eli Lilly and Co.	186,995	200,960
UnitedHealth Group, Inc.	596,573	196,935
Alnylam Pharmaceuticals, Inc. (a)	405,917	161,413
Amgen, Inc.	441,538	144,520
Thermo Fisher Scientific, Inc.	217,042	125,765
CVS Health Corp.	1,451,353	115,179
Illumina, Inc. (a)	699,527	91,750
Abbott Laboratories	637,270	79,844
Cooper Cos., Inc. (a)	889,428	72,897
Johnson & Johnson	311,733	64,513
AbbVie, Inc.	129,914	29,684
Boston Scientific Corp. (a)	300,752	28,677
Centene Corp. (a)	675,000	27,776
Rotech Healthcare, Inc. (a)(c)(e)	184,138	12,613
Medline, Inc., Class A (a)(b)	272,900	11,462
Mallinckrodt PLC (a)	36,079	3,227
Par Health, Inc. (a)(f)	36,079	338
Carbon Health Technologies, Inc., Class A (a)(c)	4,955,500	50
		1,927,803

Consumer discretionary 5.73%
Booking Holdings, Inc.	52,599	281,685
Royal Caribbean Cruises, Ltd.	648,815	180,967
Amazon.com, Inc. (a)	780,642	180,188
Starbucks Corp.	1,513,090	127,417
D.R. Horton, Inc.	700,917	100,953
NIKE, Inc., Class B	1,525,710	97,203
Carnival Corp.	2,758,206	84,236
Darden Restaurants, Inc.	424,583	78,132
Compagnie Financiere Richemont SA, Class A	346,887	74,864
Home Depot, Inc.	191,765	65,986
Texas Roadhouse, Inc.	385,658	64,019
Chipotle Mexican Grill, Inc. (a)	1,692,984	62,640
Tesla, Inc. (a)	94,134	42,334
Hilton Worldwide Holdings, Inc.	122,663	35,235
Toll Brothers, Inc.	246,730	33,363
Restaurant Brands International, Inc.	461,542	31,491
AutoZone, Inc. (a)	7,013	23,785
YUM! Brands, Inc.	91,381	13,824
DraftKings, Inc., Class A (a)	237,954	8,200
Aimbridge Topco, LLC (a)(c)	10,722	793
		1,587,315

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)

Communication services 4.71%
Alphabet, Inc., Class C	1,147,684	$360,143
Alphabet, Inc., Class A	1,068,646	334,486
Meta Platforms, Inc., Class A	553,906	365,628
Comcast Corp., Class A	6,199,119	185,292
Netflix, Inc. (a)	346,997	32,534
Tencent Holdings, Ltd.	321,500	24,636
		1,302,719

Materials 4.10%
Royal Gold, Inc.	1,301,065	289,214
Wheaton Precious Metals Corp.	2,388,702	280,720
Franco-Nevada Corp. (CAD denominated)	1,179,377	244,468
Lundin Mining Corp.	7,678,233	165,027
First Quantum Minerals, Ltd. (a)	3,889,750	104,290
Corteva, Inc.	466,775	31,288
Air Products and Chemicals, Inc.	45,664	11,280
Agnico Eagle Mines, Ltd.	56,110	9,515
Venator Materials PLC (a)(c)	4,096	— (d)
		1,135,802

Consumer staples 3.48%
Philip Morris International, Inc.	3,615,272	579,890
Constellation Brands, Inc., Class A	629,955	86,909
Keurig Dr Pepper, Inc.	3,042,963	85,233
Nestle SA	617,055	61,331
Costco Wholesale Corp.	69,889	60,268
US Foods Holding Corp. (a)	514,932	38,785
Estee Lauder Cos., Inc. (The), Class A	275,858	28,888
Coca-Cola Co.	160,431	11,216
Procter & Gamble Co.	75,358	10,799
		963,319

Utilities 1.01%
Southern Co. (The)	1,503,479	131,104
DTE Energy Co.	848,144	109,394
Vistra Corp.	144,910	23,378
FirstEnergy Corp.	323,684	14,491
		278,367

Energy 0.92%
Canadian Natural Resources, Ltd. (CAD denominated)	3,480,603	117,892
ConocoPhillips	824,000	77,135
EOG Resources, Inc.	222,924	23,409
Halliburton Co.	593,792	16,781
SLB, Ltd.	286,500	10,996
Exxon Mobil Corp.	58,185	7,002
Constellation Oil Services Holding SA (NDR) (a)	76,004	897
Altera Infrastructure, LP (c)	16,129	655
New Fortress Energy, Inc., Class A (a)	150,315	171
Expand Energy Corp.	636	70
		255,008

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.21%
American Tower Corp. REIT	136,942	$24,043
Simon Property Group, Inc. REIT	114,326	21,163
Crown Castle, Inc. REIT	134,329	11,938
		57,144
Total common stocks (cost: $10,036,058,000)		18,045,511
Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	755
Total preferred securities (cost: $465,000)		755
Rights & warrants 0.00%
Energy 0.00%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (a)	1,201	119
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	— (d)
Total rights & warrants (cost: $875,000)		119
Convertible stocks 0.12%
Industrials 0.07%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	18,104

Information technology 0.05%
Strategy, Inc. 8.00% perpetual convertible preferred shares	189,521	14,926
Total convertible stocks (cost: $30,331,000)		33,030
Convertible bonds & notes 0.10%	Principal amount (000)
Information technology 0.03%
Macom Technology Solutions Holdings, convertible notes, 0.25% 3/15/2026	USD1,529	3,180
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028	536	1,803
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	1,739	2,060
Western Digital Corp., convertible notes, 3.00% 11/15/2028	416	1,908
		8,951

Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)	1,290	4,312
Spotify USA, Inc., convertible notes, 0% 3/15/2026	1,800	2,048
		6,360

Real estate 0.02%
Ventas Realty, LP, convertible notes, 3.75% 6/1/2026	1,873	2,649
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)	1,422	2,789
		5,438

Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	2,785	2,822

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Convertible bonds & notes (continued)	Principal amount (000)	Value (000)

Health care 0.01%
Halozyme Therapeutics, Inc. convertible notes, 1.00% 8/15/2028	USD1,818	$2,417

Industrials 0.01%
Axon Enterprise, Inc., convertible notes, 0.50% 12/15/2027	692	1,743
Total convertible bonds & notes (cost: $25,052,000)		27,731
Bonds, notes & other debt instruments 28.07%
Mortgage-backed obligations 10.22%
Federal agency mortgage-backed obligations 9.21%
Fannie Mae Pool #AH6431 4.00% 2/1/2026 (h)	2	2
Fannie Mae Pool #AH5618 4.00% 2/1/2026 (h)	— (d)	— (d)
Fannie Mae Pool #890329 4.00% 4/1/2026 (h)	— (d)	— (d)
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (h)	— (d)	— (d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (h)	5	5
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (h)	2	2
Fannie Mae Pool #254767 5.50% 6/1/2033 (h)	120	124
Fannie Mae Pool #555956 5.50% 12/1/2033 (h)	76	78
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (h)	209	210
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (h)	221	211
Fannie Mae Pool #929185 5.50% 1/1/2036 (h)	240	250
Fannie Mae Pool #893641 6.00% 9/1/2036 (h)	475	503
Fannie Mae Pool #893688 6.00% 10/1/2036 (h)	121	128
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (h)	3,745	3,567
Fannie Mae Pool #907239 6.00% 12/1/2036 (h)	11	11
Fannie Mae Pool #928031 6.00% 1/1/2037 (h)	39	42
Fannie Mae Pool #888292 6.00% 3/1/2037 (h)	343	363
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (h)	62	64
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (h)	116	110
Fannie Mae Pool #190379 5.50% 5/1/2037 (h)	37	38
Fannie Mae Pool #924952 6.00% 8/1/2037 (h)	565	598
Fannie Mae Pool #888637 6.00% 9/1/2037 (h)	7	7
Fannie Mae Pool #995674 6.00% 5/1/2038 (h)	213	225
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (h)	663	703
Fannie Mae Pool #995224 6.00% 9/1/2038 (h)	6	6
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (h)	208	221
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (h)	135	142
Fannie Mae Pool #889983 6.00% 10/1/2038 (h)	12	13
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (h)	467	495
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (h)	65	68
Fannie Mae Pool #995391 6.00% 11/1/2038 (h)	10	11
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (h)	— (d)	— (d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (h)	43	46
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (h)	128	136
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (h)	155	162
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (h)	324	342
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (h)	5,259	4,598
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (h)	16,006	13,515
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (h)	2,339	2,240
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (h)	1,283	1,254
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (h)	725	709
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (h)	690	675
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (h)	4,040	3,856
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (h)	6,624	6,291
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (h)	931	885
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (h)	2,088	1,982
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (h)	79	76
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (h)	273	251

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (h)	USD1,089	$1,053
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (h)	1,207	1,137
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (h)	1,785	1,685
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (h)	358	328
Fannie Mae Pool #256975 7.00% 10/1/2047 (h)	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (h)	1,182	1,110
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (h)	1,788	1,734
Fannie Mae Pool #MA3277 4.00% 2/1/2048 (h)	7	7
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (h)	8	7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (h)	12,659	11,913
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (h)	1,711	1,626
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (h)	1,341	1,215
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (h)	30	26
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (h)	4,327	3,740
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (h)	414	351
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (h)	298	253
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (h)	9,745	8,426
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (h)	515	418
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (h)	286	256
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (h)	1,134	960
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (h)	2,292	1,856
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (h)	7,872	6,762
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (h)	1,248	1,082
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (h)	685	581
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (h)	38	33
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (h)	10,867	9,832
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (h)	3,688	2,993
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (h)	1,924	1,559
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (h)	1,584	1,285
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (h)	920	914
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (h)	4,967	4,057
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (h)	196	159
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (h)	1,079	916
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (h)	759	643
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (h)	74	63
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (h)	28	23
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (h)	5,851	4,750
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (h)	1,860	1,506
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (h)	1,806	1,467
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (h)	328	265
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (h)	3,067	2,642
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (h)	370	314
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (h)	59	50
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (h)	3,989	3,253
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (h)	1,708	1,383
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (h)	93	79
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (h)	40	34
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (h)	5,630	4,987
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (h)	4,366	3,899
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (h)	529	473
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (h)	1,943	1,573
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (h)	1,933	1,565
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (h)	4,751	4,022
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (h)	1,336	1,131
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (h)	365	309
Fannie Mae Pool #BR9324 2.50% 5/1/2051 (h)	227	192
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (h)	137	116
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (h)	2,078	1,682
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (h)	33,828	28,636
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (h)	9,006	7,624

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (h)	USD397	$354
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (h)	149	121
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (h)	1,988	1,683
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (h)	1,226	1,038
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (h)	942	798
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (h)	3,723	3,377
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (h)	67	59
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (h)	1,898	1,536
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (h)	3,960	3,365
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (h)	1,498	1,268
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (h)	655	556
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (h)	301	255
Fannie Mae Pool #BU0341 2.50% 9/1/2051 (h)	197	167
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (h)	34	28
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (h)	1,462	1,237
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (h)	766	648
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (h)	516	438
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (h)	131	111
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (h)	86	73
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (h)	11,198	9,064
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (h)	7,447	6,051
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (h)	4,515	3,655
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (h)	2,938	2,487
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (h)	998	845
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (h)	7,616	6,799
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (h)	2,352	1,910
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (h)	174	141
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (h)	41,191	34,868
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (h)	13,649	11,740
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (h)	6,406	5,514
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (h)	155	133
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (h)	74	64
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (h)	74	64
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (h)	74	63
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (h)	2,869	2,331
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (h)	1,189	965
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (h)	7,061	5,977
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (h)	982	831
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (h)	713	605
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (h)	695	589
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (h)	405	343
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (h)	119	101
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (h)	63	53
Fannie Mae Pool #FS2534 2.50% 1/1/2052 (h)	23	20
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (h)	22	18
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (h)	9,435	8,425
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (h)	6,414	5,193
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (h)	4,953	4,020
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (h)	1,800	1,458
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (h)	963	780
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (h)	8,024	6,805
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (h)	1,897	1,606
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (h)	949	805
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (h)	675	574
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (h)	657	557
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (h)	548	465
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (h)	141	120
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (h)	51,302	46,443
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (h)	2,077	1,926
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (h)	38	35

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (h)	USD2,845	$2,303
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (h)	2,578	2,092
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (h)	2,382	1,932
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (h)	1,765	1,432
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (h)	1,261	1,021
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (h)	1,255	1,016
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (h)	4,296	3,636
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (h)	786	669
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (h)	769	653
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (h)	611	520
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (h)	158	135
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (h)	24	20
Fannie Mae Pool #FS0931 3.00% 3/1/2052 (h)	336	298
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (h)	40	37
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (h)	5,722	4,643
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (h)	2,913	2,363
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (h)	2,069	1,675
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (h)	871	741
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (h)	857	729
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (h)	856	728
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (h)	157	134
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (h)	134	114
Fannie Mae Pool #BV6683 3.50% 4/1/2052 (h)	23	21
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (h)	615	587
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (h)	9,376	7,619
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (h)	998	808
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (h)	898	764
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (h)	836	711
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (h)	151	128
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (h)	151	128
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (h)	110	93
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (h)	40	34
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (h)	2,584	2,396
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (h)	44	41
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (h)	2,335	1,892
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (h)	1,940	1,571
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (h)	690	559
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (h)	1,413	1,202
Fannie Mae Pool #FS6634 3.00% 6/1/2052 (h)	324	287
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (h)	38	35
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (h)	5,004	4,778
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (h)	1,272	1,214
Fannie Mae Pool #BW2918 4.50% 6/1/2052 (h)	4,482	4,398
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (h)	4,816	3,904
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (h)	59,903	50,708
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (h)	14,208	12,049
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (h)	162	138
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (h)	99	88
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (h)	22	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (h)	154	131
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (h)	92	79
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (h)	2,291	2,029
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (h)	545	537
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (h)	862	868
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (h)	15,984	12,983
Fannie Mae Pool #BX2841 4.00% 10/1/2052 (h)	15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (h)	9,021	8,845
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (h)	832	817
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (h)	388	390
Fannie Mae Pool #BX0463 4.00% 11/1/2052 (h)	866	826

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW1299 4.00% 11/1/2052 (h)	USD862	$823
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (h)	9,335	9,152
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (h)	2,582	2,534
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (h)	873	740
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (h)	2,212	2,255
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (h)	21	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (h)	2,562	2,512
Fannie Mae Pool #BX3263 4.00% 2/1/2053 (h)	560	535
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (h)	907	921
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (h)	282	261
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (h)	887	847
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	2,321	2,372
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (h)	301	287
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (h)	2,028	2,032
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (h)	6,645	6,336
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (h)	10,165	10,195
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (h)	662	665
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (h)	896	910
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (h)	157	160
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (h)	211	220
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (h)	290	245
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (h)	279	247
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (h)	22,288	22,347
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (h)	564	574
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (h)	1,105	1,158
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (h)	402	419
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (h)	312	327
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (h)	11,111	9,008
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (h)	811	688
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (h)	758	643
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (h)	8,193	7,791
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (h)	13,301	13,030
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (h)	2,137	2,174
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (h)	93	95
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	5,144	5,247
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (h)	17,413	17,924
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (h)	1,621	1,649
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (h)	3,950	4,066
Fannie Mae Pool #BY1418 4.00% 11/1/2053 (h)	13,131	12,499
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (h)	12,922	12,314
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (h)	3,788	3,852
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	6,118	6,297
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (h)	27	28
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (h)	33	31
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (h)	10,954	10,413
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (h)	260	264
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (h)	144	148
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (h)	6,339	6,599
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	1,895	1,987
Fannie Mae Pool #BY1343 4.00% 2/1/2054 (h)	12,268	11,652
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (h)	1,869	1,783
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	575	584
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (h)	504	512
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (h)	3,043	3,135
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (h)	1,800	1,871
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	10,411	10,571
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (h)	4,423	4,499
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (h)	805	831
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	783	805
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (h)	8	8

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (h)	USD6,917	$7,037
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (h)	1,025	1,040
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (h)	1,833	1,885
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	936	972
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (h)	931	960
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (h)	831	857
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (h)	754	781
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (h)	1,843	1,916
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (h)	909	948
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (h)	51	54
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (h)	5,332	5,414
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	2,307	2,353
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (h)	1,398	1,426
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	10,396	10,680
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (h)	1,133	1,164
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (h)	646	667
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	415	428
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (h)	112	115
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (h)	4,088	4,294
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (h)	3,177	3,327
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (h)	1,383	1,448
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (h)	379	396
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (h)	229	240
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (h)	401	402
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	1,368	1,391
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (h)	7,916	8,133
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	2,684	2,787
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	1,347	1,388
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	1,197	1,234
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (h)	1,088	1,125
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (h)	1,053	1,082
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (h)	854	877
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (h)	308	319
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (h)	260	270
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (h)	248	259
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (h)	3,859	4,011
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (h)	1,451	1,518
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (h)	1,212	1,270
Fannie Mae Pool #MA5467 4.00% 9/1/2054 (h)	1,162	1,103
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (h)	3,687	3,744
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (h)	2,297	2,345
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (h)	2,080	2,120
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (h)	1,072	1,088
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	2,704	2,796
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (h)	372	382
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (h)	183	188
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (h)	11,790	12,256
Fannie Mae Pool #MA5494 4.00% 10/1/2054 (h)	2,115	2,008
Fannie Mae Pool #DC4862 4.00% 10/1/2054 (h)	494	470
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (h)	492	506
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (h)	114	117
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (h)	905	839
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (h)	1,665	1,585
Fannie Mae Pool #DB7429 4.00% 11/1/2054 (h)	1,059	1,006
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (h)	1,812	1,846
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (h)	498	505
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	285	289
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (h)	980	983
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	83	83
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (h)	1,406	1,432

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	USD23,968	$24,641
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (h)	2,749	2,824
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (h)	273	281
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (h)	822	780
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (h)	13,465	13,156
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (h)	1,773	1,779
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (h)	4,294	4,412
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (h)	2,640	2,712
Fannie Mae Pool #MA5635 3.50% 2/1/2055 (h)	— (d)	— (d)
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (h)	214	209
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (h)	1,673	1,698
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	18,858	19,373
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (h)	1,500	1,424
Fannie Mae Pool #MB0304 4.00% 3/1/2055 (h)	910	864
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (h)	11,592	11,326
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	6,556	6,736
Fannie Mae Pool #190445 6.50% 3/1/2055 (h)	40,481	42,078
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (h)	29,589	30,774
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (h)	4,987	4,735
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (h)	12,283	12,001
Fannie Mae Pool #DD6453 5.50% 4/1/2055 (h)	190	193
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	8,403	8,634
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (h)	282	290
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (h)	277	285
Fannie Mae Pool #DD6102 4.00% 5/1/2055 (h)	414	393
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (h)	162	154
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	16,971	17,438
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (h)	5,642	5,726
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (h)	2,388	2,454
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (h)	1,206	1,239
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (h)	957	984
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (h)	14,216	14,775
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (h)	9,839	10,233
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (h)	1,763	1,788
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (h)	2,066	2,123
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (h)	1,184	1,232
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (h)	2,000	1,854
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (h)	4,496	4,562
Fannie Mae Pool #BV6254 4.00% 10/1/2055 (h)	592	562
Fannie Mae Pool #MA5876 4.00% 11/1/2055 (h)	1,294	1,228
Fannie Mae Pool #DF3744 4.00% 11/1/2055 (h)	550	522
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (h)	447	424
Fannie Mae Pool #MA5942 4.00% 1/1/2056 (h)	442	419
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (h)	5,242	4,991
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (h)	9,003	8,883
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (h)	3,211	2,799
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (h)	8,932	7,368
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (h)	731	632
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (h)	3,094	2,816
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (h)	3,366	3,175
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (h)	18	19
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (h)	50	52
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (h)	23	21
Freddie Mac Pool #C91912 3.00% 2/1/2037 (h)	6,741	6,425
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (h)	173	163
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (h)	48	45
Freddie Mac Pool #G03978 5.00% 3/1/2038 (h)	282	290
Freddie Mac Pool #G04553 6.50% 9/1/2038 (h)	35	38
Freddie Mac Pool #G08347 4.50% 6/1/2039 (h)	41	42
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (h)	17,345	15,228

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #C03518 5.00% 9/1/2040 (h)	USD398	$410
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (h)	1,161	1,138
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (h)	776	760
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (h)	510	499
Freddie Mac Pool #760014 4.632% 8/1/2045 (h)(i)	135	135
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (h)	3,402	3,305
Freddie Mac Pool #G60344 4.00% 12/1/2045 (h)	3,205	3,122
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (h)	3,124	2,905
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (h)	169	168
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (h)	149	149
Freddie Mac Pool #760015 4.021% 1/1/2047 (h)(i)	320	315
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (h)	1,036	979
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (h)	1,757	1,699
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (h)	1,496	1,489
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (h)	724	614
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (h)	2,467	2,095
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (h)	279	249
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (h)	24,391	19,925
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (h)	14,020	11,609
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (h)	1,958	1,589
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (h)	1,755	1,420
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (h)	2,154	1,743
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (h)	56	47
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (h)	23	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (h)	57	48
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (h)	25,274	20,734
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (h)	1,958	1,585
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	51	41
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (h)	396	336
Freddie Mac Pool #SD0862 2.50% 6/1/2051 (h)	51	43
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (h)	640	542
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (h)	318	287
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (h)	764	622
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (h)	857	725
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (h)	322	286
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (h)	7,934	6,858
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (h)	5,449	4,723
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (h)	1,377	1,166
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (h)	1,093	925
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (h)	46	39
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (h)	5,282	4,768
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (h)	600	532
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (h)	93	83
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (h)	6,616	5,600
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (h)	298	252
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (h)	144	130
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (h)	3,564	2,888
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (h)	781	693
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (h)	1,565	1,270
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (h)	16,714	14,149
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (h)	5,300	4,562
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (h)	2,929	2,485
Freddie Mac Pool #QD2923 2.50% 12/1/2051 (h)	153	130
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (h)	206	166
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (h)	74	60
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (h)	2,530	2,148
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (h)	1,888	1,631
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (h)	882	751
Freddie Mac Pool #SD0853 2.50% 1/1/2052 (h)	24	20
Freddie Mac Pool #QD5662 3.00% 1/1/2052 (h)	1,983	1,759

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (h)	USD269	$242
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (h)	4,236	3,429
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (h)	1,623	1,315
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (h)	1,548	1,253
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (h)	829	671
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (h)	800	650
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (h)	512	436
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (h)	66	56
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (h)	813	757
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (h)	7,311	5,925
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (h)	3,659	2,966
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (h)	2,808	2,279
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (h)	1,702	1,378
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (h)	1,054	855
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (h)	823	667
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (h)	249	201
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (h)	54	44
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (h)	775	659
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (h)	28	24
Freddie Mac Pool #QD7983 3.50% 3/1/2052 (h)	456	423
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (h)	2,852	2,314
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (h)	1,682	1,362
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (h)	1,527	1,237
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (h)	1,023	828
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (h)	762	649
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (h)	577	490
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (h)	335	284
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (h)	133	112
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (h)	107	91
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (h)	73	63
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (h)	27	23
Freddie Mac Pool #QE0744 3.50% 4/1/2052 (h)	349	323
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (h)	802	682
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (h)	153	130
Freddie Mac Pool #QE2111 2.50% 5/1/2052 (h)	113	96
Freddie Mac Pool #QE3448 2.50% 5/1/2052 (h)	24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (h)	28,843	25,619
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (h)	3,427	2,786
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (h)	14,498	12,856
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (h)	282	250
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (h)	1,748	1,669
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (h)	10,697	9,055
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (h)	2,478	2,102
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (h)	336	285
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (h)	28,640	25,396
Freddie Mac Pool #QE8277 3.50% 7/1/2052 (h)	36	34
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (h)	1,110	994
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (h)	34,523	34,040
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (h)	157	154
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (h)	839	713
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (h)	712	607
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (h)	96	82
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (h)	1,857	1,646
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (h)	687	674
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (h)	161	158
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (h)	101	99
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (h)	875	879
Freddie Mac Pool #QF2023 4.00% 10/1/2052 (h)	28	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (h)	997	978
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (h)	67	66

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (h)	USD2,573	$2,523
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (h)	4,928	4,937
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (h)	221	187
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (h)	68	58
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (h)	11,528	11,302
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (h)	916	777
Freddie Mac Pool #SD8297 4.00% 2/1/2053 (h)	1,774	1,685
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (h)	655	556
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (h)	2,159	2,061
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (h)	1,008	1,013
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (h)	9,888	9,394
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (h)	69	68
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (h)	9,024	9,040
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (h)	2,887	2,743
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (h)	3,457	3,462
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (h)	2,536	2,580
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (h)	531	556
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (h)	461	483
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (h)	437	462
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (h)	430	453
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (h)	301	318
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (h)	241	254
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (h)	147	153
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (h)	136	146
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (h)	844	717
Freddie Mac Pool #SD8356 3.00% 7/1/2053 (h)	1,684	1,492
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (h)	7,856	7,462
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (h)	27	27
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (h)	7,840	7,977
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (h)	654	682
Freddie Mac Pool #SD8359 3.50% 8/1/2053 (h)	252	234
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (h)	339	326
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (h)	24,494	24,916
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (h)	812	689
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (h)	99	84
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (h)	4,194	4,321
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (h)	24	23
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (h)	83,473	83,578
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (h)	21,615	21,935
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	670	698
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (h)	35	36
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (h)	42	44
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (h)	494	516
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (h)	264	275
Freddie Mac Pool #QI0231 5.00% 2/1/2054 (h)	38	38
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	399	406
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (h)	10,952	11,261
Freddie Mac Pool #RJ1871 4.00% 3/1/2054 (h)	299	284
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	10,736	10,901
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (h)	101	105
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (h)	664	630
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (h)	1,452	1,484
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (h)	1,070	1,088
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (h)	343	357
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (h)	14,898	15,226
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (h)	7,316	7,436
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (h)	2,917	2,965
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (h)	484	504
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	413	422
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (h)	1,550	1,604

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	USD1,097	$1,141
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (h)	1,489	1,550
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (h)	454	479
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (h)	1,882	1,880
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (h)	932	946
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (h)	705	719
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	611	623
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (h)	5,767	5,925
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	2,703	2,789
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (h)	614	633
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (h)	179	184
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (h)	9,848	10,237
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (h)	4,305	4,481
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (h)	1,824	1,910
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (h)	335	336
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (h)	238	238
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (h)	213	213
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (h)	5,901	6,000
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (h)	3,678	3,742
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (h)	3,436	3,499
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (h)	1,078	1,102
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (h)	618	630
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (h)	5,363	5,510
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (h)	2,685	2,796
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (h)	2,546	2,624
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (h)	1,659	1,715
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (h)	860	885
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (h)	208	214
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (h)	2,356	2,449
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (h)	1,562	1,635
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (h)	1,234	1,290
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (h)	678	708
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (h)	3,467	3,526
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (h)	2,735	2,799
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (h)	2,212	2,246
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (h)	2,189	2,226
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (h)	1,461	1,496
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (h)	1,324	1,348
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	1,071	1,087
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	5,690	5,867
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	3,067	3,171
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	2,911	3,030
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	2,831	2,946
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	1,661	1,712
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (h)	1,611	1,655
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (h)	1,050	1,097
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (h)	532	558
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (h)	340	354
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (h)	200	209
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (h)	99	103
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	1,457	1,479
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (h)	2,016	1,981
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (h)	116	114
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (h)	5,046	5,041
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	6,112	6,202
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (h)	5,252	5,339
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (h)	5,602	5,591
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (h)	3,365	3,378
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (h)	849	852
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (h)	277	278

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	USD3,023	$3,068
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (h)	1,208	1,231
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	277	281
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (h)	4,043	4,103
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (h)	9,673	9,938
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (h)	1,671	1,717
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (h)	3,031	2,878
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (h)	3,536	3,454
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (h)	165	168
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	28,738	29,525
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (h)	231	214
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	987	1,002
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (h)	2,499	2,567
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (h)	13,606	14,143
Freddie Mac Pool #QY1239 4.00% 4/1/2055 (h)	1,683	1,597
Freddie Mac Pool #QX9668 4.00% 4/1/2055 (h)	470	446
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	1,655	1,654
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (h)	4,818	4,951
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	3,113	3,199
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (h)	84	86
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (h)	4,230	4,398
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (h)	3,077	3,122
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)(j)	61,437	63,132
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (h)	4,291	4,410
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (h)	664	682
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (h)	616	633
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (h)	190	195
Freddie Mac Pool #QY5967 4.00% 6/1/2055 (h)	1,558	1,479
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (h)	526	499
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (h)	75	76
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (h)	7,332	7,621
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (h)	331	314
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)	3,943	3,935
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (h)	4,154	4,214
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (h)(j)	90,173	92,616
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (h)	415	427
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (h)	1,072	1,115
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (h)	2,884	2,962
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (h)	297	301
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (h)	253	260
Freddie Mac Pool #RQ0061 4.00% 11/1/2055 (h)	1,706	1,619
Freddie Mac, Series T041, Class 3A, 4.449% 7/25/2032 (h)(i)	139	129
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (h)	10,192	10,682
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (h)	1,948	1,862
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (h)(i)	833	804
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (h)	3,860	3,666
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (h)(i)	3,708	3,540
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (h)(i)	737	674
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (h)	614	561
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (h)(i)	1,159	1,139
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (h)	1,582	1,425
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (h)	6,428	6,267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (h)	3,766	3,548
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (h)	1,503	1,481
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (h)	2,920	2,874
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (h)	2,455	2,396
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (h)	1,831	1,742
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (h)	269	255
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (h)	241	239
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (h)	144	142

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (h)	USD6,356	$5,271
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (h)	63,574	52,712
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (h)	1,236	1,226
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (h)	344	342
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (h)	132	114
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (h)	18,684	16,136
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (h)	4,536	3,918
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (h)	17,043	15,345
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (h)	733	633
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (h)	12,969	11,676
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (h)	122	112
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (h)	771	669
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (h)	600	554
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (h)	9,110	8,671
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (h)	28,825	26,445
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (h)	2,027	1,753
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (h)	1,747	1,512
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (h)	2,799	2,742
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (h)	23,698	23,224
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (h)	5,029	4,780
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (h)	1,995	1,489
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (h)(k)	1,152	932
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (h)(k)	4,130	3,654
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (h)(k)	1,189	1,099
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (h)(k)	14,723	13,967
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (h)(k)	4,947	4,830
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (h)(k)	29,825	30,627
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (h)(k)	9,035	9,391
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (h)(k)	10,503	8,490
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (h)(k)	113,416	104,506
		2,549,588

Commercial mortgage-backed securities 0.76%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (h)	1,400	1,376
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (h)	645	660
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (h)	5,368	5,651
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (h)(i)	857	914
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (h)	4,615	4,806
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (h)	1,380	1,446
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (h)(i)	4,062	4,274
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (h)(i)	1,914	2,003
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (h)	2,909	2,672
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (h)(i)	490	487
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (h)	3,006	3,120
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (h)(i)	1,792	1,930
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (h)(i)	1,828	1,896
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (h)	1,000	991
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (h)	2,960	2,679
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (h)(i)	750	754
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (h)	2,112	2,196
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (h)(i)	590	615
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (h)	618	637
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (h)(i)	1,750	1,776
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (h)	1,117	1,171
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (h)(i)	6,990	7,282
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(i)	1,450	1,508
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (h)(i)	3,334	3,493

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (f)(h)(i)	USD3,083	$3,092
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.454% 9/15/2034 (f)(h)(i)	5,525	5,513
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (f)(h)(i)	4,099	4,097
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (f)(h)(i)	6,334	6,332
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.192% 4/15/2041 (f)(h)(i)	4,009	4,017
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (f)(h)(i)	11,410	11,577
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (f)(h)(i)	7,395	7,419
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (f)(h)(i)	1,153	1,156
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.091% 7/15/2041 (f)(h)(i)	1,414	1,420
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (f)(h)(i)	5,162	5,161
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(h)(i)	3,606	3,718
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(h)	3,677	3,789
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(h)(i)	5,942	6,067
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (f)(h)(i)	2,748	2,757
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(h)	3,795	3,409
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.441% 5/15/2041 (f)(h)(i)	8,302	8,335
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/10/2038 (f)(h)(i)	1,214	1,215
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (h)	2,489	2,292
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (f)(h)(i)	2,059	2,064
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (f)(h)(i)	5,246	5,445
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (f)(h)(i)	10,151	10,533
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(h)	1,522	1,378
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(h)	578	523
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (f)(h)(i)	100	84
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (f)(h)(i)	1,960	1,966
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(h)	13,772	13,256
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (h)(i)	370	349
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (f)(h)(i)	577	580
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (f)(h)(i)	627	629
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.25% 9/15/2042 (f)(h)(i)	1,543	1,548
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (f)(h)(i)	3,964	3,963
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(h)	2,194	1,964
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.595% 11/15/2038 (f)(h)(i)	4,033	4,032
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.75% 1/15/2039 (f)(h)(i)	10,709	10,712
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (f)(h)(i)	9,322	9,250
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (f)(h)(i)	345	349
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (h)(i)	1,620	1,553
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (h)	430	451
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (f)(h)(i)	5,000	5,040
		211,372

Collateralized mortgage-backed obligations (privately originated) 0.25%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(h)(l)	5,331	5,374
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(h)(i)	563	510
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(h)(l)	461	465

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(h)(i)	USD5,105	$5,011
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(h)(l)	1,487	1,483
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(h)(l)	2,457	2,474
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (h)	104	106
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(h)	6,393	6,198
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (f)(h)(i)	180	181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.124% 5/25/2044 (f)(h)(i)	3,385	3,399
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (f)(h)	3,062	2,999
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (f)(h)(i)	6,890	7,081
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (h)	180	180
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(h)(l)	1,943	1,950
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(h)(l)	2,073	2,101
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(h)(l)	567	572
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (f)(h)(l)	4,261	4,237
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(h)(l)	1,833	1,843
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(h)	2,436	2,405
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(h)	2,635	2,513
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (f)(h)(i)	4,921	4,941
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (f)(h)(i)	674	675
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(h)	2,312	2,250
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(h)(l)	1,048	1,056
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (f)(h)(l)	1,616	1,623
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(h)(i)	1,754	1,757
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(h)(l)	1,104	1,114
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(h)(l)	492	494
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(h)(l)	2,504	2,507
		67,499
Total mortgage-backed obligations		2,828,459
U.S. Treasury bonds & notes 8.24%
U.S. Treasury 8.20%
U.S. Treasury 0.50% 2/28/2026	42,515	42,299
U.S. Treasury 4.625% 2/28/2026	1,878	1,881
U.S. Treasury 3.625% 5/15/2026	1,071	1,071
U.S. Treasury 4.625% 6/30/2026	17,210	17,301
U.S. Treasury 4.125% 2/15/2027	1,258	1,266
U.S. Treasury 2.625% 5/31/2027	96,250	95,098
U.S. Treasury 0.50% 6/30/2027	28,098	26,887
U.S. Treasury 3.75% 6/30/2027	18,100	18,170
U.S. Treasury 4.125% 9/30/2027	90,000	90,969
U.S. Treasury 3.375% 11/30/2027	118	118
U.S. Treasury 4.00% 12/15/2027	40,000	40,391
U.S. Treasury 3.375% 12/31/2027	233,676	233,229
U.S. Treasury 4.00% 2/29/2028	46,200	46,687
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.50% 4/30/2028	5,600	5,599
U.S. Treasury 3.50% 12/15/2028	66,245	66,170
U.S. Treasury 4.00% 1/31/2029	8,844	8,958
U.S. Treasury 2.875% 4/30/2029	50,000	48,902
U.S. Treasury 4.25% 6/30/2029	28,885	29,502
U.S. Treasury 4.00% 3/31/2030	83,865	84,946
U.S. Treasury 0.625% 5/15/2030	9,358	8,214

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.875% 6/30/2030	USD21,920	$22,087
U.S. Treasury 4.00% 7/31/2030	8,160	8,265
U.S. Treasury 4.875% 10/31/2030	35,491	37,293
U.S. Treasury 3.50% 11/30/2030	7,890	7,813
U.S. Treasury 3.625% 12/31/2030	426,135	424,188
U.S. Treasury 4.25% 6/30/2031	17,165	17,561
U.S. Treasury 2.875% 5/15/2032	50,000	47,164
U.S. Treasury 4.00% 6/30/2032	17,325	17,435
U.S. Treasury 4.125% 11/15/2032	648	656
U.S. Treasury 3.875% 12/31/2032	97,124	96,737
U.S. Treasury 3.50% 2/15/2033	27,034	26,284
U.S. Treasury 3.875% 8/15/2033 (j)	114,911	114,031
U.S. Treasury 4.375% 5/15/2034	14,285	14,611
U.S. Treasury 4.25% 11/15/2034	2,075	2,098
U.S. Treasury 4.00% 11/15/2035	126,327	124,610
U.S. Treasury 1.375% 11/15/2040	51,338	33,394
U.S. Treasury 1.75% 8/15/2041	24,960	16,877
U.S. Treasury 2.00% 11/15/2041	1,058	740
U.S. Treasury 4.625% 5/15/2044	14,927	14,680
U.S. Treasury 5.00% 5/15/2045	3,325	3,418
U.S. Treasury 4.625% 11/15/2045	100,612	98,443
U.S. Treasury 2.50% 2/15/2046	3,365	2,347
U.S. Treasury 3.00% 5/15/2047	8,383	6,305
U.S. Treasury 3.00% 2/15/2048	301	225
U.S. Treasury 2.25% 2/15/2052	72,025	43,815
U.S. Treasury 4.00% 11/15/2052	5,700	4,953
U.S. Treasury 3.625% 2/15/2053 (j)	121,025	98,188
U.S. Treasury 3.625% 5/15/2053	18,989	15,393
U.S. Treasury 4.25% 2/15/2054	17,191	15,578
U.S. Treasury 4.25% 8/15/2054	37,315	33,817
U.S. Treasury 4.625% 2/15/2055	6,175	5,961
U.S. Treasury 4.75% 8/15/2055	46,670	45,984
		2,268,618

U.S. Treasury inflation-protected securities 0.04%
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (m)	12,655	12,008
Total U.S. Treasury bonds & notes		2,280,626
Corporate bonds and notes 7.15%
Financials 1.38%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,825
AG Issuer, LLC 6.25% 3/1/2028 (f)	4,470	4,505
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (f)	1,940	1,936
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	2,295	2,305
Ally Financial, Inc. 8.00% 11/1/2031	2,688	3,054
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (l)	2,407	2,630
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (l)	2,885	2,998
American International Group, Inc. 5.125% 3/27/2033	2,187	2,252
American International Group, Inc. 5.45% 5/7/2035	530	552
AmWINS Group, Inc. 4.875% 6/30/2029 (f)	1,348	1,327
Aon North America, Inc. 5.45% 3/1/2034	600	624
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (f)	2,415	2,520
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,250	1,261
Arthur J. Gallagher & Co. 5.15% 2/15/2035	3,194	3,229
Arthur J. Gallagher & Co. 5.55% 2/15/2055	567	545
Asurion, LLC 8.00% 12/31/2032 (f)	3,600	3,737
Athene Holding, Ltd. 6.625% 5/19/2055	770	785

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (l)	USD2,176	$2,066
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (l)	485	463
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (l)	5,533	5,776
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (l)	1,000	895
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (l)	4,064	4,185
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (l)	2,000	2,005
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(l)	2,220	2,337
Berkshire Hathaway, Inc. 3.125% 3/15/2026	448	447
Blackstone Private Credit Fund 5.95% 7/16/2029	8,721	8,902
Blackstone Private Credit Fund 6.00% 11/22/2034	2,020	2,041
Block, Inc. 5.625% 8/15/2030 (f)	2,110	2,154
Block, Inc. 3.50% 6/1/2031	2,325	2,187
Blue Owl Credit Income Corp. 4.70% 2/8/2027	1,230	1,226
Blue Owl Credit Income Corp. 6.65% 3/15/2031	800	825
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(l)	2,535	2,400
Boost Newco Borrower, LLC 7.50% 1/15/2031 (f)	1,150	1,223
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (f)(l)	8,155	8,527
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,257
Brown & Brown, Inc. 5.25% 6/23/2032	358	367
Brown & Brown, Inc. 5.55% 6/23/2035	7,665	7,864
Brown & Brown, Inc. 6.25% 6/23/2055	5,952	6,197
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (f)(l)	938	975
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	878
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,623	4,731
Chubb INA Holdings, LLC 4.90% 8/15/2035	600	603
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	350
Cipher Compute, LLC 7.125% 11/15/2030 (f)	1,845	1,881
Citibank, NA 4.914% 5/29/2030	4,825	4,965
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (l)	6,497	6,591
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (l)	2,242	2,301
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (l)	4,257	4,294
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (l)	53	49
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (l)	2,506	2,246
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (l)	1,299	1,361
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (l)	1,551	1,587
CME Group, Inc. 3.75% 6/15/2028	3,069	3,074
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	6,514	6,211
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	5,766	5,145
Corebridge Financial, Inc. 3.65% 4/5/2027	914	909
Corebridge Financial, Inc. 3.85% 4/5/2029	556	547
Corebridge Financial, Inc. 3.90% 4/5/2032	315	299
Corebridge Financial, Inc. 4.35% 4/5/2042	182	156
Corebridge Financial, Inc. 4.40% 4/5/2052	438	356
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (l)	6,650	6,542
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (l)	1,109	1,127
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (l)	2,016	2,111
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (l)	750	801
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (l)	300	286
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (f)	3,600	3,604
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (l)	1,970	1,937
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (l)	3,584	3,529
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (l)	1,375	1,437
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (l)	2,184	2,214
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (l)	5,033	5,022
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (l)	1,443	1,433
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (l)	1,792	1,389
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (l)	937	858
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (l)	873	794

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (l)	USD15,084	$15,569
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (l)	809	855
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (l)	480	481
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (l)	537	589
HUB International, Ltd. 7.375% 1/31/2032 (f)	690	725
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,117
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(l)	4,122	4,869
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	560	568
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	1,485	1,411
Jane Street Group, LLC 6.75% 5/1/2033 (f)	4,700	4,909
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (f)	330	347
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (l)	2,666	2,659
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (l)	1,066	1,077
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (l)	1,550	1,557
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (l)	3,351	3,395
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (l)	3,630	3,666
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (l)	4,250	4,478
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (l)	927	967
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (l)	4,261	4,322
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (l)	2,360	2,105
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (l)	1,081	1,116
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (l)	2,931	3,076
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (l)	1,222	1,207
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,723
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,184
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,280
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	652
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	586
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,000	1,927
Mastercard, Inc. 4.35% 1/15/2032	551	554
Mastercard, Inc. 4.85% 3/9/2033	258	265
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	1,600	1,647
Morgan Stanley 3.125% 7/27/2026	325	324
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (l)	2,013	2,053
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (l)	3,995	4,086
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (l)	1,547	1,597
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (l)	3,121	3,201
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (l)	875	903
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (l)	575	540
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (l)	410	423
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (l)	3,906	3,894
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (l)	6,468	6,413
Navient Corp. 6.75% 6/15/2026	150	152
Navient Corp. 5.50% 3/15/2029	11,105	11,032
Navient Corp. 11.50% 3/15/2031	4,860	5,447
Navient Corp. 7.875% 6/15/2032	1,095	1,147
New York Life Global Funding 2.35% 7/14/2026 (f)	529	525
New York Life Global Funding 4.55% 1/28/2033 (f)	1,132	1,129
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)	2,240	2,194
PayPal Holdings, Inc. 2.65% 10/1/2026	593	588
PayPal Holdings, Inc. 2.30% 6/1/2030	552	511
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (f)	1,375	1,436
Planet Financial Group, LLC 10.50% 12/15/2029 (f)	221	233
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (l)	1,720	1,723
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (l)	442	455
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (l)	596	622
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	392
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	368

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Power Finance Corp., Ltd. 4.50% 6/18/2029	USD554	$554
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,183
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,644
Prudential Financial, Inc. 3.70% 3/13/2051	677	507
Rocket Companies, Inc. 7.125% 2/1/2032 (f)	1,230	1,295
Rocket Mortgage, LLC 2.875% 10/15/2026 (f)	2,110	2,081
Rocket Mortgage, LLC 3.625% 3/1/2029 (f)	1,505	1,455
SLM Corp. 6.50% 1/31/2030	1,460	1,513
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)	3,580	3,560
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	4,650	4,701
Starwood Property Trust, Inc. 7.25% 4/1/2029 (f)	970	1,026
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(l)	1,000	1,008
Travelers Cos., Inc. 4.00% 5/30/2047	771	629
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (l)	2,000	2,004
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (l)	1,677	1,809
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (l)	506	520
U.S. Bancorp 2.375% 7/22/2026	3,584	3,558
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (l)	3,808	3,959
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(l)	800	796
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(l)	3,575	3,699
UniCredit SpA 4.625% 4/12/2027 (f)	625	629
Voyager Parent, LLC 9.25% 7/1/2032 (f)	5,950	6,317
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (l)	6,295	6,426
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (l)	358	350
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (l)	6,474	6,842
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (l)	3,360	3,721
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (l)	2,980	2,701
Westpac Banking Corp. 2.963% 11/16/2040	1,344	1,025
WEX, Inc. 6.50% 3/15/2033 (f)	1,025	1,053
		381,858

Communication services 1.00%
Alphabet, Inc. 4.375% 11/15/2032	177	178
Alphabet, Inc. 4.70% 11/15/2035	4,643	4,646
Alphabet, Inc. 5.25% 5/15/2055	4,660	4,467
Alphabet, Inc. 5.45% 11/15/2055	7,155	7,024
Alphabet, Inc. 5.30% 5/15/2065	1,654	1,557
Altice France 6.50% 4/15/2032 (f)	3,440	3,300
AT&T, Inc. 3.50% 9/15/2053	5,140	3,442
CCO Holdings, LLC 5.125% 5/1/2027 (f)	3,200	3,197
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,350	1,290
CCO Holdings, LLC 4.75% 2/1/2032 (f)	3,115	2,849
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,457
CCO Holdings, LLC 4.50% 6/1/2033 (f)	2,085	1,828
CCO Holdings, LLC 4.25% 1/15/2034 (f)	3,260	2,775
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	942
Charter Communications Operating, LLC 4.80% 3/1/2050	4,823	3,627
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,471
Charter Communications Operating, LLC 3.90% 6/1/2052	11,863	7,667
Charter Communications Operating, LLC 5.25% 4/1/2053	4,965	3,933
Charter Communications Operating, LLC 6.70% 12/1/2055	1,048	1,006
Comcast Corp. 2.35% 1/15/2027	57	56
Connect Finco SARL 9.00% 9/15/2029 (f)	8,125	8,629
CSC Holdings, LLC 5.50% 4/15/2027 (f)	1,400	1,201
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	2,352	2,367

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	USD2,825	$2,862
Discovery Communications, LLC 4.125% 5/15/2029	1,100	1,064
DISH Network Corp. 11.75% 11/15/2027 (f)	10,154	10,574
EchoStar Corp. 10.75% 11/30/2029	6,925	7,663
EchoStar Corp. 6.75% Cash 11/30/2030 (g)	3,759	3,855
Embarq, LLC 7.995% 6/1/2036	8,084	3,355
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (f)	6,550	6,604
Frontier Communications Holdings, LLC 5.875% 11/1/2029	5,591	5,663
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (f)	3,196	3,253
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (f)	1,100	1,150
Gray Media, Inc. 10.50% 7/15/2029 (f)	6,574	7,081
Gray Media, Inc. 4.75% 10/15/2030 (f)	1,656	1,286
Gray Media, Inc. 5.375% 11/15/2031 (f)	4,790	3,596
Gray Media, Inc. 9.625% 7/15/2032 (f)	495	514
Ligado Networks, LLC 17.50% PIK 11/1/2023 (f)(g)(n)	7,520	1,918
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	815	851
Meta Platforms, Inc. 4.60% 11/15/2032	10,688	10,777
Meta Platforms, Inc. 4.875% 11/15/2035	11,777	11,766
Meta Platforms, Inc. 5.50% 11/15/2045	3,092	3,004
Meta Platforms, Inc. 5.40% 8/15/2054	7,084	6,596
Meta Platforms, Inc. 5.625% 11/15/2055	4,890	4,697
Meta Platforms, Inc. 5.75% 11/15/2065	3,180	3,036
Nexstar Media, Inc. 5.625% 7/15/2027 (f)	1,875	1,886
Nexstar Media, Inc. 4.75% 11/1/2028 (f)	2,950	2,930
SBA Tower Trust 1.631% 11/15/2026 (f)	7,802	7,635
Sinclair Television Group, Inc. 8.125% 2/15/2033 (f)	1,375	1,437
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	6,650	6,509
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	7,282	6,931
Sirius XM Radio, LLC 3.875% 9/1/2031 (f)	7,547	6,955
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,120
T-Mobile USA, Inc. 1.50% 2/15/2026	52	52
T-Mobile USA, Inc. 2.05% 2/15/2028	34	33
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,955
T-Mobile USA, Inc. 4.80% 7/15/2028	416	424
T-Mobile USA, Inc. 5.30% 5/15/2035	3,347	3,433
T-Mobile USA, Inc. 4.95% 11/15/2035	833	828
Univision Communications, Inc. 8.00% 8/15/2028 (f)	300	311
Univision Communications, Inc. 4.50% 5/1/2029 (f)	6,234	5,993
Univision Communications, Inc. 7.375% 6/30/2030 (f)	1,216	1,240
Univision Communications, Inc. 9.375% 8/1/2032 (f)	1,375	1,479
Verizon Communications, Inc. 2.55% 3/21/2031	410	375
Verizon Communications, Inc. 2.355% 3/15/2032	4,078	3,595
Verizon Communications, Inc. 4.75% 1/15/2033	3,196	3,194
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,997
Verizon Communications, Inc. 5.25% 4/2/2035	5,810	5,907
Verizon Communications, Inc. 5.00% 1/15/2036	6,873	6,817
Verizon Communications, Inc. 5.401% 7/2/2037 (f)	181	183
Verizon Communications, Inc. 2.85% 9/3/2041	238	172
Verizon Communications, Inc. 5.75% 11/30/2045	1,493	1,483
Verizon Communications, Inc. 5.875% 11/30/2055	2,781	2,750
Verizon Communications, Inc. 2.987% 10/30/2056	1,537	916
Verizon Communications, Inc. 6.00% 11/30/2065	1,681	1,661
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	1,445	1,492
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	2,163	2,152
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	825	803
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	6,050	5,318
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	9,640	6,808
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,425	942
		275,790

American Funds Insurance Series	116

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer discretionary 0.91%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	USD501	$455
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	757
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	184
Amazon.com, Inc. 4.10% 11/20/2030	1,700	1,702
Amazon.com, Inc. 4.65% 11/20/2035	7,700	7,672
Amazon.com, Inc. 5.45% 11/20/2055	6,392	6,243
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (f)	2,115	2,081
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (f)(g)	7,125	7,871
Carnival Corp. 4.00% 8/1/2028 (f)	2,375	2,341
Carnival Corp. 5.125% 5/1/2029 (f)	1,500	1,517
Carnival Corp. 6.125% 2/15/2033 (f)	1,270	1,312
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	6,570	6,672
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)	604	616
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	1,350	1,285
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)	3,281	3,370
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	8,140	8,387
Flutter Treasury DAC 5.875% 6/4/2031 (f)	5,937	6,023
Flutter Treasury DAC 6.125% 6/4/2031	GBP1,700	2,312
Ford Motor Credit Co., LLC 6.798% 11/7/2028	USD2,111	2,215
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,460
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	7,014
Ford Motor Credit Co., LLC 5.73% 9/5/2030	6,818	6,926
Ford Motor Credit Co., LLC 6.532% 3/19/2032	4,600	4,813
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,531
Ford Motor Credit Co., LLC 6.125% 3/8/2034	10,930	11,111
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,800	4,975
Ford Motor Credit Co., LLC 5.869% 10/31/2035	16,021	15,829
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,705	11,058
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,417	5,651
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	3,525	3,563
Group 1 Automotive, Inc. 6.375% 1/15/2030 (f)	1,385	1,428
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	1,885	1,806
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (f)	3,580	3,480
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,832
Home Depot, Inc. 3.90% 12/6/2028	825	828
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,136
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,646
Home Depot, Inc. 4.50% 12/6/2048	428	370
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,872
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,796
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,690
Hyundai Capital America 1.50% 6/15/2026 (f)	762	753
Hyundai Capital America 5.45% 6/24/2026 (f)	3,905	3,929
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,349
Hyundai Capital America 5.275% 6/24/2027 (f)	6,273	6,381
Hyundai Capital America 2.375% 10/15/2027 (f)	2,311	2,244
Hyundai Capital America 4.90% 6/23/2028 (f)	4,992	5,071
Hyundai Capital America 2.10% 9/15/2028 (f)	2,756	2,608
Hyundai Capital America 5.30% 1/8/2030 (f)	10,081	10,392
Hyundai Capital America 5.10% 6/24/2030 (f)	4,980	5,098
Hyundai Capital America 5.40% 1/8/2031 (f)	991	1,024
International Game Technology PLC 5.25% 1/15/2029 (f)	2,445	2,448
KB Home 7.25% 7/15/2030	1,295	1,339
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	440	434
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	1,025	1,085
Lithia Motors, Inc. 3.875% 6/1/2029 (f)	2,900	2,806
Lithia Motors, Inc. 4.375% 1/15/2031 (f)	1,025	986
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,236
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,188
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)	528	505

117	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
McDonald’s Corp. 4.60% 9/9/2032	USD642	$654
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (f)	1,710	1,711
Newell Brands, Inc. 8.50% 6/1/2028 (f)	715	751
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,846
Newell Brands, Inc. 6.375% 5/15/2030	535	523
Newell Brands, Inc. 6.625% 5/15/2032	385	374
Newell Brands, Inc. 7.375% 4/1/2036	1,025	964
Newell Brands, Inc. 7.50% 4/1/2046	475	397
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)	320	313
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	1,940	2,037
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	1,600	1,701
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	1,220	1,297
Party City Holdings, Inc. 0% 8/27/2030 (c)	1,355	27
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (f)	910	917
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	1,030	1,059
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	6,767	6,798
Sally Holdings, LLC 6.75% 3/1/2032	920	962
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,817
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	530	471
Starbucks Corp. 5.00% 2/15/2034	1,457	1,489
Starbucks Corp. 5.40% 5/15/2035	2,997	3,118
Toyota Motor Credit Corp. 0.80% 1/9/2026	384	384
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,199
Travel + Leisure Co. 4.50% 12/1/2029 (f)	2,100	2,057
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	1,475	1,449
		251,021

Health care 0.80%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	5,606	5,834
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,166
AbbVie, Inc. 5.40% 3/15/2054	4,085	3,975
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,268
AdaptHealth, LLC 6.125% 8/1/2028 (f)	545	551
AdaptHealth, LLC 4.625% 8/1/2029 (f)	1,990	1,937
AdaptHealth, LLC 5.125% 3/1/2030 (f)	945	926
Amgen, Inc. 5.25% 3/2/2030	129	134
Amgen, Inc. 5.25% 3/2/2033	4,050	4,194
Amgen, Inc. 5.60% 3/2/2043	1,500	1,510
Amgen, Inc. 5.65% 3/2/2053	2,464	2,414
Amgen, Inc. 4.40% 2/22/2062	1,521	1,190
Amgen, Inc. 5.75% 3/2/2063	231	226
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,603
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,717
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	606
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,293
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	4,000	3,964
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	1,236	1,107
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	620	643
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	1,000	656
Baxter International, Inc. 1.915% 2/1/2027	2,061	2,012
Baxter International, Inc. 2.272% 12/1/2028	3,180	3,003
Baxter International, Inc. 4.45% 2/15/2029	259	260
Baxter International, Inc. 4.90% 12/15/2030	941	949
Baxter International, Inc. 5.65% 12/15/2035	682	690
Bayer US Finance, LLC 6.125% 11/21/2026 (f)	5,419	5,498
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	3,092	3,254
Bristol-Myers Squibb Co. 5.10% 2/22/2031	187	195
Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	858

American Funds Insurance Series	118

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (f)	USD1,750	$1,756
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (f)	257	281
Cigna Group (The) 5.25% 1/15/2036	7,390	7,528
Cigna Group (The) 6.00% 1/15/2056	4,957	5,101
CVS Health Corp. 5.00% 1/30/2029	3,831	3,913
CVS Health Corp. 5.40% 6/1/2029	4,144	4,294
CVS Health Corp. 5.55% 6/1/2031	3,039	3,182
CVS Health Corp. 5.70% 6/1/2034	4,053	4,249
CVS Health Corp. 6.20% 9/15/2055	4,630	4,704
DaVita, Inc. 3.75% 2/15/2031 (f)	2,865	2,653
DaVita, Inc. 6.875% 9/1/2032 (f)	810	844
DaVita, Inc. 6.75% 7/15/2033 (f)	1,600	1,660
Elevance Health, Inc. 5.20% 2/15/2035	610	624
Elevance Health, Inc. 5.125% 2/15/2053	308	279
Elevance Health, Inc. 5.70% 9/15/2055	7,000	6,863
Eli Lilly and Co. 5.10% 2/12/2035	8,075	8,351
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (f)	2,200	2,328
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,556
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,777
Gilead Sciences, Inc. 5.10% 6/15/2035	500	513
Humana, Inc. 5.375% 4/15/2031	2,862	2,960
Humana, Inc. 5.55% 5/1/2035	6,289	6,424
Humana, Inc. 5.75% 4/15/2054	1,359	1,284
Insulet Corp. 6.50% 4/1/2033 (f)	2,885	3,018
Medline Borrower, LP 6.25% 4/1/2029 (f)	2,050	2,122
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,998
Molina Healthcare, Inc. 4.375% 6/15/2028 (f)	545	536
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,246
Novartis Capital Corp. 2.00% 2/14/2027	570	560
Owens & Minor, Inc. 4.50% 3/31/2029 (f)	6,269	4,260
Owens & Minor, Inc. 6.625% 4/1/2030 (f)	2,300	1,470
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	947
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	4,445	4,649
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	3,450	3,476
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,244	2,240
Summa Health 3.511% 11/15/2051	1,483	1,200
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	9,158
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	656	664
Tenet Healthcare Corp. 4.625% 6/15/2028	645	649
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,947
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,310
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	12,140
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,305
UnitedHealth Group, Inc. 4.95% 1/15/2032	5,863	6,012
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,650	3,740
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,621	5,822
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,400	5,303
UnitedHealth Group, Inc. 5.95% 6/15/2055	4,549	4,674
Viatris, Inc. 4.00% 6/22/2050	2,937	1,957
		221,160

Information technology 0.67%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,740
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,393
Amphenol Corp. 3.90% 11/15/2028	1,500	1,499
Amphenol Corp. 4.40% 2/15/2033	743	735
Amphenol Corp. 4.625% 2/15/2036	12,046	11,806
Amphenol Corp. 5.30% 11/15/2055	5,758	5,505

119	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
ams-OSRAM AG 12.25% 3/30/2029 (f)	USD1,340	$1,430
Analog Devices, Inc. 5.05% 4/1/2034	1,148	1,187
Analog Devices, Inc. 5.30% 4/1/2054	1,579	1,521
Broadcom, Inc. 5.20% 7/15/2035	190	195
Broadcom, Inc. 3.137% 11/15/2035 (f)	600	517
Broadcom, Inc. 4.90% 2/15/2038	6,167	6,049
Cisco Systems, Inc. 5.10% 2/24/2035	8,669	8,911
Cloud Software Group, Inc. 6.50% 3/31/2029 (f)	4,125	4,182
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	3,750	3,908
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	2,975	3,111
CommScope Technologies, LLC 5.00% 3/15/2027 (f)	5,703	5,694
CommScope, LLC 8.25% 3/1/2027 (f)	1,527	1,540
CommScope, LLC 7.125% 7/1/2028 (f)	1,973	1,985
CommScope, LLC 9.50% 12/15/2031 (f)	325	329
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	7,575	8,080
Fair Isaac Corp. 4.00% 6/15/2028 (f)	1,050	1,039
Fair Isaac Corp. 6.00% 5/15/2033 (f)	3,925	4,044
Gen Digital, Inc. 6.25% 4/1/2033 (f)	1,375	1,424
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	12,405
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	8,437
Intel Corp. 3.05% 8/12/2051	3,212	1,977
Intel Corp. 5.60% 2/21/2054	6,636	6,131
Microchip Technology, Inc. 5.05% 3/15/2029	2,688	2,744
NCR Atleos Corp. 9.50% 4/1/2029 (f)	4,144	4,500
Oracle Corp. 5.25% 2/3/2032	493	493
Oracle Corp. 5.50% 8/3/2035	647	634
Oracle Corp. 5.20% 9/26/2035	7,845	7,519
Oracle Corp. 5.875% 9/26/2045	280	253
Oracle Corp. 6.00% 8/3/2055	4,451	3,929
Oracle Corp. 5.95% 9/26/2055	4,112	3,646
Oracle Corp. 6.10% 9/26/2065	3,733	3,295
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (f)	3,700	3,231
Roper Technologies, Inc. 5.10% 9/15/2035	357	360
Shift4 Payments, LLC 6.75% 8/15/2032 (f)	2,400	2,479
Synopsys, Inc. 5.15% 4/1/2035	4,181	4,251
Synopsys, Inc. 5.70% 4/1/2055	2,521	2,503
Texas Instruments, Inc. 4.60% 2/8/2029	2,222	2,271
Texas Instruments, Inc. 4.85% 2/8/2034	1,203	1,234
Texas Instruments, Inc. 5.10% 5/23/2035	4,500	4,642
Texas Instruments, Inc. 5.15% 2/8/2054	4,750	4,495
UKG, Inc. 6.875% 2/1/2031 (f)	950	977
Unisys Corp. 10.625% 1/15/2031 (f)	1,228	1,259
Viasat, Inc. 5.625% 4/15/2027 (f)	6,733	6,748
Viasat, Inc. 6.50% 7/15/2028 (f)	1,900	1,849
Viasat, Inc. 7.50% 5/30/2031 (f)	3,626	3,452
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)	945	1,030
WULF Compute, LLC 7.75% 10/15/2030 (f)	2,770	2,856
X.AI Corp. 12.50% 6/30/2030	2,485	2,651
		186,075

Energy 0.54%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)	2,390	2,392
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)	175	181
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	1,270	1,278
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)	510	529
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	430	445
Borr IHC, Ltd. 10.00% 11/15/2028 (f)	2,960	2,979
Borr IHC, Ltd. 10.375% 11/15/2030 (f)	203	203

American Funds Insurance Series	120

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	USD1,397	$1,235
Chord Energy Corp. 6.75% 3/15/2033 (f)	1,325	1,371
Civitas Resources, Inc. 5.00% 10/15/2026 (f)	480	480
Civitas Resources, Inc. 8.375% 7/1/2028 (f)	2,780	2,868
Civitas Resources, Inc. 8.625% 11/1/2030 (f)	525	551
Civitas Resources, Inc. 8.75% 7/1/2031 (f)	735	763
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)	1,055	1,028
CNX Resources Corp. 6.00% 1/15/2029 (f)	2,675	2,696
CNX Resources Corp. 7.375% 1/15/2031 (f)	553	575
CNX Resources Corp. 7.25% 3/1/2032 (f)	1,180	1,233
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	2,320	2,415
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,510	1,465
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	1,210	1,149
Devon Energy Corp. 5.20% 9/15/2034	1,933	1,925
Devon Energy Corp. 5.75% 9/15/2054	7,476	6,874
Diamondback Energy, Inc. 5.75% 4/18/2054	2,481	2,347
Enbridge, Inc. 3.70% 7/15/2027	56	56
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,153	3,153
Enterprise Products Operating, LLC 5.20% 1/15/2036	987	1,005
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	406
EOG Resources, Inc. 4.40% 7/15/2028	410	415
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,014
EQT Corp. 7.50% 6/1/2030	642	707
EQT Corp. 4.75% 1/15/2031	1,635	1,646
Equinor ASA 4.25% 11/23/2041	1,792	1,593
Expand Energy Corp. 4.875% 4/15/2022 (n)	7,225	1
Expand Energy Corp. 5.875% 2/1/2029 (f)	790	790
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,668
Expand Energy Corp. 4.75% 2/1/2032	810	799
Exxon Mobil Corp. 2.44% 8/16/2029	213	204
Exxon Mobil Corp. 3.452% 4/15/2051	555	399
Genesis Energy, LP 7.75% 2/1/2028	350	352
Genesis Energy, LP 8.25% 1/15/2029	670	702
Genesis Energy, LP 8.875% 4/15/2030	884	934
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,168
Harvest Midstream I, LP 7.50% 9/1/2028 (f)	420	427
Harvest Midstream I, LP 7.50% 5/15/2032 (f)	190	198
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	750	767
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)	1,655	1,663
Hess Midstream Operations, LP 4.25% 2/15/2030 (f)	960	942
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	400	407
Hilcorp Energy I, LP 6.00% 4/15/2030 (f)	465	454
Hilcorp Energy I, LP 6.00% 2/1/2031 (f)	540	515
Hilcorp Energy I, LP 8.375% 11/1/2033 (f)	475	487
Matador Resources Co. 6.50% 4/15/2032 (f)	1,325	1,345
MPLX, LP 4.125% 3/1/2027	448	448
MPLX, LP 5.40% 9/15/2035	1,329	1,339
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	1,745	1,831
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)	1,375	106
NFE Financing, LLC 12.00% 11/15/2029 (f)(n)	20,423	5,923
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	300	303
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	725	706
Occidental Petroleum Corp. 6.60% 3/15/2046	2,268	2,353
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	6,203
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	586	632
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	1,020	1,067
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	800	821
Petrobras Global Finance BV 5.125% 9/10/2030	5,550	5,446
Petroleos Mexicanos 6.84% 1/23/2030	1,925	1,956
Petroleos Mexicanos 5.95% 1/28/2031	1,925	1,864

121	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.50% 6/2/2041	USD41	$36
Petroleos Mexicanos 6.375% 1/23/2045	16	13
Petroleos Mexicanos 6.75% 9/21/2047	139	114
Petroleos Mexicanos 6.35% 2/12/2048	23	18
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,285
Petroleos Mexicanos 6.95% 1/28/2060	163	133
Plains All American Pipeline, LP 3.80% 9/15/2030	101	98
Saudi Arabian Oil Co. 5.75% 7/17/2054 (f)	3,799	3,711
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	625	650
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	1,668	1,693
Sunoco, LP 5.875% 7/15/2027 (f)	1,550	1,559
Sunoco, LP 7.00% 9/15/2028 (f)	1,475	1,527
Sunoco, LP 4.50% 5/15/2029	925	909
Sunoco, LP 4.50% 4/30/2030	1,105	1,080
Sunoco, LP 4.625% 5/1/2030 (f)	510	496
Sunoco, LP 5.625% 3/15/2031 (f)	550	554
Sunoco, LP 6.25% 7/1/2033 (f)	530	543
Sunoco, LP 5.875% 3/15/2034 (f)	580	580
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(l)	1,470	1,511
Talos Production, Inc. 9.00% 2/1/2029 (f)	500	521
Talos Production, Inc. 9.375% 2/1/2031 (f)	85	89
TGS ASA 8.50% 1/15/2030 (f)	1,235	1,294
Tidewater, Inc. 9.125% 7/15/2030 (f)	445	478
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,527
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	979
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	530
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,125	1,180
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (f)	358	366
Transocean, Inc. 8.50% 5/15/2031 (f)	2,000	1,982
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,558
Venture Global LNG, Inc. 8.125% 6/1/2028 (f)	3,625	3,674
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	3,680	3,662
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(l)	2,000	1,581
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	925	942
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	5,730	5,872
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	2,035	2,085
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	3,298	3,383
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	3,030	3,105
		150,515

Industrials 0.49%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026 (f)	167	168
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	3,525	3,693
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	5,175	5,355
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	5,835	6,095
BAE Systems PLC 5.125% 3/26/2029 (f)	3,403	3,502
BAE Systems PLC 5.25% 3/26/2031 (f)	2,663	2,769
BAE Systems PLC 5.30% 3/26/2034 (f)	2,772	2,872
BAE Systems PLC 5.50% 3/26/2054 (f)	599	603
Boeing Co. (The) 3.10% 5/1/2026	251	250
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,968
Boeing Co. (The) 5.15% 5/1/2030	945	971
Boeing Co. (The) 3.625% 2/1/2031	178	171
Boeing Co. (The) 6.388% 5/1/2031	227	246
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,276
Boeing Co. (The) 6.528% 5/1/2034	6,029	6,672

American Funds Insurance Series	122

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD3,605	$3,551
Boeing Co. (The) 6.858% 5/1/2054	2,113	2,375
Boeing Co. (The) 7.008% 5/1/2064	1,301	1,484
Brink’s Co. (The) 4.625% 10/15/2027 (f)	2,385	2,386
Brink’s Co. (The) 6.50% 6/15/2029 (f)	485	502
Brink’s Co. (The) 6.75% 6/15/2032 (f)	850	890
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,358
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,786
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	157
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	434
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	1,795	1,825
Chart Industries, Inc. 7.50% 1/1/2030 (f)	1,347	1,406
CSX Corp. 4.25% 3/15/2029	1,062	1,072
CSX Corp. 5.05% 6/15/2035	6,111	6,218
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (f)	1,540	1,545
General Electric Co. 4.90% 1/29/2036	1,627	1,653
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,510	1,590
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	505	536
Icahn Enterprises, LP 4.375% 2/1/2029	2,500	2,166
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,229
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,675
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,511
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,912
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,813
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,954
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,093
OneSky Flight, LLC 8.875% 12/15/2029 (f)	1,125	1,205
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,875
Paychex, Inc. 5.60% 4/15/2035	427	447
QXO Building Products, Inc. 6.75% 4/30/2032 (f)	1,455	1,521
Reworld Holding Corp. 4.875% 12/1/2029 (f)	1,035	996
RTX Corp. 5.15% 2/27/2033	2,669	2,758
RTX Corp. 5.375% 2/27/2053	3,950	3,816
Science Applications International Corp. 5.875% 11/1/2033 (f)	480	487
Siemens Funding BV 5.80% 5/28/2055 (f)	6,288	6,588
Siemens Funding BV 5.90% 5/28/2065 (f)	5,581	5,861
Standard Building Solutions, Inc. 6.25% 8/1/2033 (f)	2,480	2,535
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)	393	393
TransDigm, Inc. 6.625% 3/1/2032 (f)	1,485	1,547
TransDigm, Inc. 6.25% 1/31/2034 (f)	4,100	4,257
TransDigm, Inc. 6.75% 1/31/2034 (f)	2,625	2,736
Union Pacific Corp. 2.40% 2/5/2030	2,163	2,026
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,958
Union Pacific Corp. 3.50% 2/14/2053	42	30
Union Pacific Corp. 5.60% 12/1/2054	2,614	2,609
Union Pacific Corp. 3.839% 3/20/2060	546	395
Union Pacific Corp. 3.799% 4/6/2071	545	375
		136,147

Consumer staples 0.37%
7-Eleven, Inc. 0.95% 2/10/2026 (f)	739	736
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	1,000	993
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	2,960	2,995
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	2,750	2,765
B&G Foods, Inc. 5.25% 9/15/2027	2,090	2,049
B&G Foods, Inc. 8.00% 9/15/2028 (f)	2,010	1,980
BAT Capital Corp. 6.343% 8/2/2030	124	134
BAT Capital Corp. 4.625% 3/22/2033	2,026	2,015

123	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 6.421% 8/2/2033	USD134	$148
BAT Capital Corp. 5.625% 8/15/2035	631	658
BAT Capital Corp. 4.54% 8/15/2047	627	521
BAT Capital Corp. 6.25% 8/15/2055	6,250	6,482
Campbell’s Co. (The) 4.75% 3/23/2035	952	920
Coca-Cola Co. 1.00% 3/15/2028	842	795
Constellation Brands, Inc. 3.60% 2/15/2028	560	555
Constellation Brands, Inc. 2.25% 8/1/2031	1,333	1,183
Coty, Inc. 5.60% 1/15/2031 (f)	507	512
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	400	420
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,400	1,412
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	2,250	2,314
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	2,101	2,148
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,500
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,685
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	246
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	873
Mars, Inc. 4.80% 3/1/2030 (f)	3,408	3,483
Mars, Inc. 5.00% 3/1/2032 (f)	1,855	1,913
Mars, Inc. 5.20% 3/1/2035 (f)	385	396
Mars, Inc. 5.70% 5/1/2055 (f)	6,678	6,657
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,227
Philip Morris International, Inc. 5.125% 11/17/2027	319	326
Philip Morris International, Inc. 4.875% 2/15/2028	623	635
Philip Morris International, Inc. 4.625% 11/1/2029	703	716
Philip Morris International, Inc. 5.625% 11/17/2029	154	162
Philip Morris International, Inc. 5.125% 2/15/2030	433	448
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,359
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,328
Philip Morris International, Inc. 4.25% 10/29/2032	770	758
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,812
Philip Morris International, Inc. 4.875% 4/30/2035	6,407	6,431
Philip Morris International, Inc. 4.625% 10/29/2035	5,859	5,735
Post Holdings, Inc. 4.625% 4/15/2030 (f)	2,886	2,813
Post Holdings, Inc. 6.25% 2/15/2032 (f)	13,279	13,660
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	1,115	1,045
Reynolds American, Inc. 5.85% 8/15/2045	2,030	2,004
		101,947

Real estate 0.35%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	282	282
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,089
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,632
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,107
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	3,011
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	311
American Tower Corp. 1.45% 9/15/2026	246	242
American Tower Corp. 3.55% 7/15/2027	1,277	1,268
American Tower Corp. 3.60% 1/15/2028	896	888
American Tower Corp. 1.50% 1/31/2028	2,240	2,128
American Tower Corp. 2.30% 9/15/2031	1,344	1,194
American Tower Corp. 2.95% 1/15/2051	1,792	1,146
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (f)	3,040	2,955
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (f)	1,975	1,975
Boston Properties, LP 6.50% 1/15/2034	2,223	2,395
Boston Properties, LP 5.75% 1/15/2035	3,143	3,234
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,087
Howard Hughes Corp. (The) 5.375% 8/1/2028 (f)	1,705	1,713

American Funds Insurance Series	124

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	USD2,855	$2,777
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	3,900	3,716
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,883
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	3,785	3,742
Iron Mountain, Inc. 4.50% 2/15/2031 (f)	2,650	2,528
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,884	1,929
MPT Operating Partnership, LP 5.00% 10/15/2027	5,137	4,979
MPT Operating Partnership, LP 4.625% 8/1/2029	630	528
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	3,968	4,240
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	2,280	2,228
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	1,000	1,030
Piedmont Operating Partnership, LP 5.625% 1/15/2033	101	102
Prologis, LP 4.875% 6/15/2028	1,357	1,390
Prologis, LP 4.75% 6/15/2033	2,359	2,383
Prologis, LP 5.00% 3/15/2034	1,850	1,887
Prologis, LP 5.00% 1/31/2035	1,033	1,048
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,131
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,721
Public Storage Operating Co. 2.30% 5/1/2031	644	583
Scentre Group Trust 1 3.75% 3/23/2027 (f)	2,178	2,169
Service Properties Trust 0% 9/30/2027 (f)	1,000	905
Service Properties Trust 5.50% 12/15/2027	655	647
Service Properties Trust 3.95% 1/15/2028	1,815	1,715
Service Properties Trust 8.375% 6/15/2029	4,228	4,254
Service Properties Trust 4.95% 10/1/2029	2,715	2,368
Service Properties Trust 4.375% 2/15/2030	705	598
Service Properties Trust 8.625% 11/15/2031 (f)	6,775	7,130
Service Properties Trust 8.875% 6/15/2032	4,628	4,569
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,574
Sun Communities Operating, LP 2.70% 7/15/2031	785	714
Trust 2401 7.70% 1/23/2032 (f)	396	438
Trust Fibra Uno 7.70% 1/23/2032 (f)	789	865
UDR, Inc. 2.95% 9/1/2026	681	677
		97,105

Materials 0.33%
Avient Corp. 7.125% 8/1/2030 (f)	855	884
Avient Corp. 6.25% 11/1/2031 (f)	170	175
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	2,648	2,703
Celanese US Holdings, LLC 6.665% 7/15/2027	1,996	2,059
Celanese US Holdings, LLC 7.05% 11/15/2030	2,501	2,637
Celanese US Holdings, LLC 7.00% 2/15/2031	705	722
Celanese US Holdings, LLC 7.20% 11/15/2033	1,618	1,711
Century Aluminum Co. 6.875% 8/1/2032 (f)	1,300	1,341
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)	3,625	3,573
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,650	1,710
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	2,275	2,342
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	775	747
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	2,000	2,111
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,695	2,766
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	900	941
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	1,480	1,048
Dow Chemical Co. (The) 4.80% 1/15/2031	1,290	1,283
Dow Chemical Co. (The) 5.35% 3/15/2035	1,735	1,720
Dow Chemical Co. (The) 5.65% 3/15/2036	920	917
Dow Chemical Co. (The) 4.80% 5/15/2049	435	343
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	683
Dow Chemical Co. (The) 5.95% 3/15/2055	4,720	4,299

125	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (f)	USD5,370	$5,661
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (f)(g)(l)	2,659	1,516
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	4,548	4,093
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	1,406	1,350
JH North America Holdings, Inc. 5.875% 1/31/2031 (f)	1,700	1,738
JH North America Holdings, Inc. 6.125% 7/31/2032 (f)	1,335	1,371
Linde, Inc. 1.10% 8/10/2030	2,633	2,314
LYB International Finance III, LLC 5.50% 3/1/2034	778	770
LYB International Finance III, LLC 6.15% 5/15/2035	560	574
LYB International Finance III, LLC 5.875% 1/15/2036	5,842	5,817
Minera Mexico, SA de CV, 5.625% 2/12/2032 (f)	6,734	6,976
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	945	993
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	1,525	1,587
Mosaic Co. 4.05% 11/15/2027	941	941
NOVA Chemicals Corp. 4.25% 5/15/2029 (f)	1,270	1,243
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	3,775	4,036
NOVA Chemicals Corp. 7.00% 12/1/2031 (f)	1,130	1,207
Quikrete Holdings, Inc. 6.75% 3/1/2033 (f)	1,050	1,097
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,380
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	3,244	3,312
Sherwin-Williams Co. 5.15% 8/15/2035	473	482
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	1,290	1,302
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (f)	1,110	1,154
Veritiv Operating Co. 10.50% 11/30/2030 (f)	640	689
Warrior Met Coal, Inc. 7.875% 12/1/2028 (f)	2,212	2,265
Westlake Corp. 4.375% 11/15/2047	448	348
		90,931

Utilities 0.31%
Calpine Corp. 3.75% 3/1/2031 (f)	1,975	1,910
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (l)	1,375	1,415
Commonwealth Edison Co. 4.35% 11/15/2045	972	827
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,755
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,856
Consumers Energy Co. 5.05% 5/15/2035	525	534
Duke Energy Florida, LLC 4.85% 12/1/2035	2,725	2,714
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	582
Duke Energy Progress, LLC 3.70% 10/15/2046	457	350
Duke Energy Progress, LLC 2.50% 8/15/2050	202	118
Duke Energy Progress, LLC 2.90% 8/15/2051	91	58
Edison International 4.125% 3/15/2028	1,225	1,212
Edison International 5.25% 11/15/2028	1,537	1,558
Edison International 5.45% 6/15/2029	1,419	1,446
Edison International 6.95% 11/15/2029	2,280	2,430
Edison International 6.25% 3/15/2030	3,493	3,655
Edison International 5.25% 3/15/2032	6,672	6,680
Electricite de France SA 6.25% 5/23/2033 (f)	1,075	1,165
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(l)	1,475	1,721
Emera US Finance, LP 3.55% 6/15/2026	287	286
Enel Finance International NV 5.00% 9/30/2035 (f)	1,280	1,275
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (l)	1,000	1,041
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	605	585
Florida Power & Light Co. 4.70% 2/15/2036	1,525	1,511
Florida Power & Light Co. 5.60% 2/15/2066	100	99
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (f)	1,000	1,036

American Funds Insurance Series	126

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
MidAmerican Energy Co. 5.85% 9/15/2054	USD875	$904
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	700	709
Northern States Power Co. 5.40% 3/15/2054	175	171
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	121
Pacific Gas and Electric Co. 3.00% 6/15/2028	450	437
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	207
Pacific Gas and Electric Co. 6.95% 3/15/2034	4,588	5,106
Pacific Gas and Electric Co. 5.70% 3/1/2035	5,359	5,513
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,962	5,219
Pacific Gas and Electric Co. 3.30% 8/1/2040	90	68
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,744	2,322
Pacific Gas and Electric Co. 3.50% 8/1/2050	206	139
PacifiCorp 5.30% 2/15/2031	1,258	1,296
PacifiCorp 5.45% 2/15/2034	796	808
PacifiCorp 5.35% 12/1/2053	3,298	2,900
PacifiCorp 5.80% 1/15/2055	575	537
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	413
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)	2,689	2,685
Southern California Edison Co. 2.85% 8/1/2029	3,988	3,783
Southern California Edison Co. 2.50% 6/1/2031	260	233
Southern California Edison Co. 5.45% 6/1/2031	2,240	2,319
Southern California Edison Co. 5.20% 6/1/2034	2,260	2,273
Southern California Edison Co. 5.75% 4/1/2035	605	625
Southern California Edison Co. 5.35% 7/15/2035	2,688	2,707
Southern California Edison Co. 4.50% 9/1/2040	452	396
Southern California Edison Co. 3.65% 2/1/2050	693	485
Southern California Edison Co. 2.95% 2/1/2051	128	78
Talen Energy Supply, LLC 8.625% 6/1/2030 (f)	400	424
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,055
Wisconsin Electric Power Co. 4.15% 10/15/2030	2,000	2,000
Xcel Energy, Inc. 5.60% 4/15/2035	23	24
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)	1,150	1,209
		85,985
Total corporate bonds and notes		1,978,534
Asset-backed obligations 1.91%
Auto loan 0.84%
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (f)(h)	76	76
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (f)(h)	1,131	1,133
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(h)	232	233
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(h)	3,332	3,365
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(h)	1,005	1,011
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (f)(h)	6,748	6,735
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (f)(h)	46	46
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(h)	10,410	10,290
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(h)	29,013	29,532
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(h)	4,960	5,164
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(h)	2,074	2,096
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (h)	52	52
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (h)	950	952
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (h)	856	858
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (h)	1,679	1,687
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (h)	48	48
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (h)	8,604	8,712
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (h)	193	193
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (f)(h)	359	360
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (f)(h)	174	174
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(h)	5,309	5,362

127	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(h)	USD4,257	$4,308
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (f)(h)	161	161
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(h)	1,025	1,030
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (f)(h)	317	318
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(h)	1,744	1,750
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (f)(h)	136	136
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (f)(h)	458	460
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (h)	249	249
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (h)	930	932
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(h)	5,998	6,205
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(h)(i)	13,442	13,799
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(h)	3,235	3,263
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (h)	7,319	7,350
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(h)	364	365
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(h)	667	669
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(h)	623	628
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(h)	8,654	9,090
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (f)(h)	6,768	6,887
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (h)	1,762	1,774
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(h)	4,391	4,291
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(h)	4,445	4,423
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(h)	4,585	4,807
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(h)	9,236	9,064
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(h)	685	672
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(h)	429	421
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(h)	4,771	4,875
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(h)	1,448	1,467
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(h)	1,610	1,609
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (h)	238	239
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (h)	3,179	3,207
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(h)	3,632	3,636
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (f)(h)	448	449
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (f)(h)	249	250
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(h)	954	958
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(h)	504	509
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (h)	117	117
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (h)	2,889	2,899
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (h)	5,062	5,111
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (h)	4,123	4,134
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (f)(h)	695	696
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(h)	1,037	1,042
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (f)(h)	498	499
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(h)	1,713	1,725
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(h)	401	402
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(h)	2,966	2,987
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (f)(h)	6,503	6,475
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (h)	2,960	2,977
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (h)	1,822	1,851
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(h)	864	866
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (f)(h)	156	156
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(h)	3,372	3,379
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(h)	376	377
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(h)	2,142	2,149
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(h)	1,052	1,055
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (f)(h)	2,001	2,005
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(h)	6,520	6,550

American Funds Insurance Series	128

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(h)	USD1,973	$1,995
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (h)	285	285
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (h)	4,143	4,165
		232,227

Other asset-backed securities 0.81%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(h)	10,457	10,487
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(h)	1,923	1,931
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (f)(h)	2,962	2,967
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (f)(h)	109	109
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(h)	2,934	2,944
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(h)	1,870	1,878
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(h)	6,878	6,906
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(h)	3,772	3,802
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(h)	58	58
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(h)	826	793
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(h)	3,998	3,794
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (f)(h)	36	36
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(h)	4,526	4,605
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(h)	5,080	4,316
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(h)	1,686	1,426
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(h)	5,962	4,846
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(h)	872	824
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(h)	3,301	3,119
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(h)	689	652
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(h)	940	876
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (h)	680	681
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (h)	2,518	2,540
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(h)	320	320
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(h)	192	180
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(h)	2,350	2,386
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(h)	862	868
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(h)	388	373
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(h)	175	167
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(h)	4,277	4,314
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(h)	6,241	6,258
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(h)	1,344	1,319
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(h)	5,750	5,527
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(h)	7,403	7,120
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(h)	2,510	2,351
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(h)	3,708	3,495
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(h)	293	274
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(h)	2,453	2,483
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (h)	2,894	2,920
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(h)	118	119
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(h)	4,586	4,385
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(h)	26,263	22,003
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(h)	677	680
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(h)	1,069	1,076
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (f)(h)	5,298	5,323
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (h)	2,442	2,380
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(h)	418	420
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.45% 9/15/2039 (f)(h)(i)	496	502
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(h)	682	698
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(h)	2,586	2,470
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(h)	1,636	1,602
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(h)	1,440	1,420

129	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(h)	USD843	$823
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(h)	691	674
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(h)	5,226	5,217
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(h)	6,170	6,132
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(h)	1,132	1,106
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (h)	2,840	2,864
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (h)	4,155	4,229
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (h)	5,377	5,406
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(h)	1,069	1,025
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(h)	497	472
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(h)	664	626
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(h)	1,924	1,825
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(h)	1,947	1,959
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (f)(h)	5,582	5,617
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(h)	7,083	6,693
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(h)	1,277	1,189
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(h)	1,660	1,670
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(h)	623	626
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(h)	941	960
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (h)(l)	6,704	6,706
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (h)	9,409	9,597
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (h)(l)	1,462	1,470
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(h)	8,048	8,195
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (h)	4,253	4,268
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (f)(h)	934	964
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(h)	1,879	1,883
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(h)	389	391
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(h)	137	137
		225,747

Credit card 0.14%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(h)	8,500	8,521
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(h)	4,100	4,115
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(h)	2,715	2,733
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (h)	4,171	4,182
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (h)	4,558	4,652
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (h)	3,970	4,050
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(h)	2,043	2,049
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(h)	404	406
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (h)	7,030	7,058
		37,766

Student loan 0.08%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(h)	2,480	2,510
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(h)	2,485	2,281
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(h)	3,240	2,947
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(h)	4,222	3,968
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(h)	2,626	2,485
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(h)	4,441	4,213
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.595% 1/15/2053 (f)(h)(i)	3,493	3,462
		21,866

Collateralized loan obligations 0.04%
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (f)(h)(i)	3,240	3,246

American Funds Insurance Series	130

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (f)(h)(i)	USD321	$322
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (f)(h)(i)	3,469	3,470
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.955% 4/15/2034 (f)(h)(i)	3,229	3,231
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (f)(h)(i)	1,285	1,286
		11,555
Total asset-backed obligations		529,161
Bonds & notes of governments & government agencies outside the U.S. 0.32%
Mexico 0.16%
Eagle Funding LuxCo SARL 5.50% 8/17/2030	18,285	18,648
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	10,645	10,856
United Mexican States 4.75% 4/27/2032	2,305	2,249
United Mexican States 5.375% 3/22/2033	1,295	1,288
United Mexican States 3.50% 2/12/2034	1,790	1,552
United Mexican States 6.875% 5/13/2037	2,720	2,909
United Mexican States 6.625% 1/29/2038	200	209
United Mexican States 7.375% 5/13/2055	4,235	4,573
United Mexican States 3.771% 5/24/2061	1,528	946
		43,230

Canada 0.07%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)	5,914	5,824
OMERS Finance Trust 3.50% 4/19/2032 (f)	3,867	3,719
OMERS Finance Trust 4.00% 4/19/2052 (f)	3,867	2,980
Ontario (Province of) 3.90% 9/4/2030	8,228	8,238
		20,761

Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (f)	11,750	11,764

Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	2,525	2,091
Peru (Republic of) 5.875% 8/8/2054	2,310	2,294
Peru (Republic of) 2.78% 12/1/2060	3,383	1,845
		6,230

Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031	1,765	1,961
Panama (Republic of) 2.252% 9/29/2032	4,306	3,568
		5,529

Qatar 0.01%
Qatar (State of) 4.00% 3/14/2029 (f)	745	748
Qatar (State of) 4.817% 3/14/2049 (f)	750	708
		1,456
Total bonds & notes of governments & government agencies outside the U.S.		88,970

131	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans 0.15%
Communication services 0.05%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (i)(o)	USD2,344	$2,344
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.75% 4/15/2027 (i)(o)	967	847
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (i)(o)	22	22
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/5/2028 (c)(g)(o)	2,157	2,157
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.672% 2/1/2029 (i)(o)	2,285	1,812
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (i)(o)	1,280	1,283
X Corp., Term Loan B3, 9.50% 10/26/2029 (o)	2,675	2,671
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (i)(o)	2,762	2,718
		13,854

Information technology 0.04%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (i)(o)	485	487
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (i)(o)	225	227
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (e)(i)(o)	724	729
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (i)(o)	2,180	2,138
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (i)(o)	1,737	1,740
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (i)(o)	900	882
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (i)(o)	4,031	4,026
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (i)(o)	105	104
		10,333

Financials 0.03%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(i)(o)	4,566	4,532
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (i)(o)	2,190	2,223
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.227% 8/26/2032 (i)(o)	2,036	2,064
		8,819

Health care 0.01%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (i)(o)	2,543	2,527

Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (c)(i)(o)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (c)(g)(i)(o)	120	120
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (i)(o)	2,109	2,113
		2,360

Materials 0.01%
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (c)(g)(i)(n)(o)	797	252
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (c)(g)(i)(n)(o)	802	254
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (c)(g)(i)(n)(o)	1,319	418
		924

Industrials 0.00%
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (i)(o)	982	914
Total loans		39,731

American Funds Insurance Series	132

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	USD4,781	$4,639
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,426
		9,065

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,224	3,312

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,930	4,480

Puerto Rico 0.00%
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	418	274

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,735	5,696
Total municipals		22,827
Total bonds, notes & other debt instruments (cost: $7,832,741,000)		7,768,308
Investment funds 3.06%	Shares
Capital Group Central Corporate Bond Fund (p)	99,619,082	846,762
Total investment funds (cost: $864,770,000)		846,762
Short-term securities 3.70%
Money market investments 3.63%
Capital Group Central Cash Fund 3.79% (p)(q)	10,047,098	1,004,810

Money market investments purchased with collateral from securities on loan 0.07%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (q)(r)	18,905,590	18,905
Total short-term securities (cost: $1,023,511,000)		1,023,715
Total investment securities 100.26% (cost: $19,813,803,000)		27,745,931
Other assets less liabilities (0.26)%		(70,891)
Net assets 100.00%		$27,675,040

133	American Funds Insurance Series

Asset Allocation Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	8,836	4/6/2026	USD1,844,860	$(403)
5 Year U.S. Treasury Note Futures	Long	4,708	4/6/2026	514,606	(1,134)
10 Year U.S. Treasury Note Futures	Long	3,234	3/31/2026	363,623	(2,694)
10 Year Ultra U.S. Treasury Note Futures	Short	262	3/31/2026	(30,134)	100
20 Year U.S. Treasury Bond Futures	Long	1,200	3/31/2026	138,713	(1,838)
30 Year Ultra U.S. Treasury Bond Futures	Short	794	3/31/2026	(93,692)	1,825
					$(4,144)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.473%	Annual	10/2/2032	USD112,900	$814	$—	$814
SOFR	Annual	3.4805%	Annual	10/2/2032	USD37,800	255	—	255
SOFR	Annual	3.48%	Annual	10/2/2032	USD12,601	86	—	86
SOFR	Annual	3.4815%	Annual	10/2/2032	USD12,612	84	—	84
SOFR	Annual	3.482%	Annual	10/2/2032	USD12,286	82	—	82
SOFR	Annual	3.50061%	Annual	11/3/2032	USD74,795	442	—	442
SOFR	Annual	3.6385%	Annual	10/2/2035	USD55,884	685	—	685
SOFR	Annual	3.6775%	Annual	10/8/2035	USD55,754	511	—	511
SOFR	Annual	3.66593%	Annual	11/3/2035	USD55,430	584	—	584
						$3,543	$—	$3,543
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD3,826	$(87)	$(86)	$(1)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	38,950	(2,976)	(2,542)	(434)
					$(3,063)	$(2,628)	$(435)

American Funds Insurance Series	134

Asset Allocation Fund (continued)
Investments in affiliates (p)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 3.06%
Capital Group Central Corporate Bond Fund	$1,368,034	$95,934	$634,718	$(136,730)	$154,242	$846,762	$47,796
Short-term securities 3.63%
Money market investments 3.63%
Capital Group Central Cash Fund 3.79% (q)	855,747	6,829,389	6,680,500	185	(11)	1,004,810	61,071
Total 6.69%				$(136,545)	$154,231	$1,851,572	$108,867
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (a)(c)	8/22/2014	$6,949	$12,613	0.05%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025	937	1,030	0.00 (s)
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (i)(o)	9/13/2023	714	729	0.00 (s)
Total		$8,600	$14,372	0.05%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,434,326,000, which represented 5.18% of the net assets of the fund.

(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $41,456,000, which represented 0.15% of the net assets of the fund.
(k)	Represents securities transacted on a TBA basis.
(l)	Step bond; coupon rate may change at a later date.
(m)	Index-linked bond whose principal amount moves with a government price index.
(n)	Scheduled interest and/or principal payment was not received.
(o)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,730,000, which represented 0.14% of the net assets of the fund.

(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 12/31/2025.
(r)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(s)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group

DAC = Designated Activity Company
Fin. = Finance
Fncg. = Financing
GBP = British pounds
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind

REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

135	American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio December 31, 2025

Common stocks 63.00%	Shares	Value (000)
Information technology 11.69%
Broadcom, Inc.	34,396	$11,904
Microsoft Corp.	21,713	10,501
Taiwan Semiconductor Manufacturing Co., Ltd.	214,000	10,455
NVIDIA Corp.	54,735	10,208
Apple, Inc.	13,709	3,727
Corning, Inc.	37,498	3,283
ARM Holdings PLC (ADR) (a)	9,479	1,036
Applied Materials, Inc.	3,494	898
Accenture PLC, Class A	2,486	667
		52,679

Financials 10.05%
B3 SA - Brasil, Bolsa, Balcao	1,689,969	4,399
Standard Chartered PLC	149,081	3,641
ING Groep NV	129,152	3,631
Banco Bilbao Vizcaya Argentaria SA	138,658	3,243
JPMorgan Chase & Co.	9,865	3,179
Chubb, Ltd.	9,664	3,016
Marsh & McLennan Cos., Inc.	13,476	2,500
HDFC Bank, Ltd. (ADR)	49,471	1,808
HDFC Bank, Ltd.	46,716	516
Morgan Stanley	10,778	1,913
Mastercard, Inc., Class A	3,306	1,887
BlackRock, Inc.	1,721	1,842
Munchener Ruckversicherungs-Gesellschaft AG	2,492	1,646
Zurich Insurance Group AG	1,994	1,513
Banco BPM SpA	95,108	1,445
NatWest Group PLC	154,953	1,351
Mizuho Financial Group, Inc.	34,600	1,256
BNP Paribas SA	10,716	1,014
Swiss Re AG	5,412	902
AIA Group, Ltd.	74,200	762
Wells Fargo & Co.	7,990	745
PICC Property and Casualty Co., Ltd., Class H	320,000	671
3i Group PLC	15,320	667
U.S. Bancorp	12,427	663
BPER Banca SpA	39,690	537
Hannover Rueck SE	1,705	533
		45,280

Industrials 9.63%
RTX Corp.	46,281	8,488
IHI Corp.	186,108	3,282
Hitachi, Ltd.	82,300	2,553
Volvo AB, Class B	76,848	2,463
General Dynamics Corp.	7,150	2,407
TransDigm Group, Inc.	1,573	2,092
BAE Systems PLC	85,249	1,960
Deutsche Post AG	35,349	1,936
Union Pacific Corp.	8,297	1,919
Airbus SE, non-registered shares	7,673	1,780
Waste Management, Inc.	7,570	1,663
Uber Technologies, Inc. (a)	20,061	1,639
ITOCHU Corp.	128,500	1,622
Rolls-Royce Holdings PLC	90,309	1,404
Automatic Data Processing, Inc.	4,193	1,079
Ryanair Holdings PLC	21,391	743
Bouygues SA	13,919	722
Bombardier, Inc., Class B (a)	4,123	701

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Safran SA	1,987	$691
PACCAR, Inc.	6,185	677
Qantas Airways, Ltd.	97,783	675
United Rentals, Inc.	817	661
Paychex, Inc.	5,809	652
Caterpillar, Inc.	1,022	585
GFL Environmental, Inc., subordinate voting shares	11,594	498
AtkinsRealis Group, Inc.	7,290	471
		43,363

Health care 7.73%
Eli Lilly and Co.	7,436	7,991
Vertex Pharmaceuticals, Inc. (a)	11,410	5,173
Novo Nordisk AS, Class B	67,966	3,464
Abbott Laboratories	27,403	3,433
Sanofi	25,714	2,495
Gilead Sciences, Inc.	18,827	2,311
UnitedHealth Group, Inc.	6,188	2,043
Alnylam Pharmaceuticals, Inc. (a)	3,997	1,589
Medtronic PLC	13,170	1,265
Stryker Corp.	3,371	1,185
AbbVie, Inc.	5,175	1,183
AstraZeneca PLC	3,470	639
BioMarin Pharmaceutical, Inc. (a)	10,659	634
Molina Healthcare, Inc. (a)	3,573	620
GE HealthCare Technologies, Inc.	5,321	436
Cencora, Inc.	1,074	363
		34,824

Consumer discretionary 4.68%
Amazon.com, Inc. (a)	28,311	6,535
Ferrari NV	3,878	1,433
Ferrari NV (EUR denominated)	1,664	620
Starbucks Corp.	23,917	2,014
Midea Group Co., Ltd., Class A	166,950	1,866
Maruti Suzuki India, Ltd.	9,473	1,761
Compagnie Financiere Richemont SA, Class A	6,565	1,417
LVMH Moet Hennessy-Louis Vuitton SE	1,773	1,337
Compagnie Generale des Etablissements Michelin	33,369	1,107
Royal Caribbean Cruises, Ltd.	3,526	983
Viking Holdings, Ltd. (a)	9,998	714
Compass Group PLC	21,303	678
Accor SA	10,541	597
		21,062

Materials 4.32%
Nitto Denko Corp.	122,500	2,911
Grupo Mexico, SAB de CV, Series B	295,899	2,794
Lundin Gold, Inc.	31,847	2,645
Vale SA, ordinary nominative shares	120,881	1,581
Vale SA (ADR), ordinary nominative shares	53,750	700
Franco-Nevada Corp.	5,241	1,086
Franco-Nevada Corp. (CAD denominated)	4,075	845
Anglo American PLC	43,941	1,811
Smurfit Westrock PLC	40,261	1,557
Air Products and Chemicals, Inc.	4,593	1,134
Freeport-McMoRan, Inc.	19,198	975

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Newmont Corp.	7,198	$719
Air Liquide SA	2,774	522
Celanese Corp.	4,784	202
		19,482

Communication services 4.18%
Alphabet, Inc., Class A	19,544	6,117
Alphabet, Inc., Class C	6,924	2,173
AT&T, Inc.	134,741	3,347
Meta Platforms, Inc., Class A	4,442	2,932
Comcast Corp., Class A	41,626	1,244
Omnicom Group, Inc.	12,053	973
Netflix, Inc. (a)	9,170	860
SoftBank Group Corp.	21,252	599
Nintendo Co., Ltd.	8,400	568
		18,813

Utilities 4.00%
Dominion Energy, Inc.	72,580	4,252
DTE Energy Co.	17,918	2,311
National Grid PLC	125,726	1,938
Power Grid Corp. of India, Ltd.	588,187	1,730
Duke Energy Corp.	14,059	1,648
E.ON SE	67,347	1,277
PG&E Corp.	78,708	1,265
Constellation Energy Corp.	3,350	1,183
Pinnacle West Capital Corp.	12,517	1,110
NextEra Energy, Inc.	12,754	1,024
SembCorp Industries, Ltd.	57,400	268
		18,006

Consumer staples 3.38%
Philip Morris International, Inc.	28,949	4,643
Imperial Brands PLC	108,137	4,546
British American Tobacco PLC	75,162	4,260
Nestle SA	9,977	992
Sysco Corp.	10,540	777
		15,218

Energy 2.76%
Canadian Natural Resources, Ltd. (CAD denominated)	245,684	8,321
Shell PLC (GBP denominated)	45,924	1,687
Chevron Corp.	6,750	1,029
Cameco Corp. (CAD denominated)	7,668	702
Expand Energy Corp.	6,349	701
		12,440

Real estate 0.58%
CTP NV	50,979	1,068
Embassy Office Parks REIT	181,378	879
Goodman Logistics (HK), Ltd. REIT	31,735	652
		2,599
Total common stocks (cost: $198,233,000)		283,766

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)
Convertible stocks 0.65%	Shares	Value (000)
Financials 0.35%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	20,865	$1,576

Utilities 0.30%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	1,345
Total convertible stocks (cost: $2,894,000)		2,921
Bonds, notes & other debt instruments 29.38%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.73%
Japan 2.26%
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	538
Japan, Series 346, 0.10% 3/20/2027	134,150	848
Japan, Series 474, 0.70% 7/1/2027	106,550	677
Japan, Series 358, 0.10% 3/20/2030	37,400	225
Japan, Series 363, 0.10% 6/20/2031	174,700	1,028
Japan, Series 373, 0.60% 12/20/2033	55,750	323
Japan, Series 152, 1.20% 3/20/2035	465,250	2,774
Japan, Series 173, 0.40% 6/20/2040	50,350	238
Japan, Series 176, 0.50% 3/20/2041	109,950	516
Japan, Series 179, 0.50% 12/20/2041	50,500	231
Japan, Series 42, 1.70% 3/20/2044	86,550	463
Japan, Series 192, 2.40% 3/20/2045	165,550	979
Japan, Series 37, 0.60% 6/20/2050	26,950	95
Japan, Series 74, 1.00% 3/20/2052	84,000	316
Japan, Series 76, 1.40% 9/20/2052	41,100	172
Japan, Series 77, 1.60% 12/20/2052	76,750	337
Japan, Series 84, 2.10% 9/20/2054	82,450	404
		10,164

China 1.23%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	83
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	4,100	602
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	568
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	6,220	930
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	2,870	443
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	357
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	3,980	560
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	58
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	201
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	155
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,259
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	311
		5,527

Supra National 1.07%
Asian Development Bank 6.72% 2/8/2028	INR18,000	201
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	111
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	48
European Bank for Reconstruction and Development 6.75% 1/13/2032	43,800	487
European Investment Bank 0.375% 9/15/2027	EUR110	126
European Investment Bank 6.95% 3/1/2029	INR5,700	64
European Investment Bank 0.25% 1/20/2032	EUR860	873
European Investment Bank 7.40% 10/23/2033	INR19,300	222
European Investment Bank 2.875% 1/15/2035	EUR45	52
European Union 2.50% 10/14/2030	80	93

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Supra National (continued)
European Union 2.75% 12/13/2032	EUR70	$82
European Union 3.375% 10/4/2039	40	46
European Union 3.625% 12/12/2040	1,475	1,728
European Union 4.00% 10/12/2055	215	249
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	247
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	181
		4,810

Germany 1.05%
Germany (Federal Republic of) 0% 8/15/2030	EUR2,459	2,592
Germany (Federal Republic of) 0% 2/15/2032	540	544
Germany (Federal Republic of) 1.70% 8/15/2032	674	750
Germany (Federal Republic of) 2.30% 2/15/2033	300	345
Germany (Federal Republic of) 2.50% 2/15/2035	130	149
Germany (Federal Republic of) 1.00% 5/15/2038	180	166
Germany (Federal Republic of) 0% 8/15/2050	300	152
Germany (Federal Republic of) 0% 8/15/2052	80	38
		4,736

United Kingdom 1.00%
United Kingdom 1.25% 7/22/2027	GBP410	533
United Kingdom 0.375% 10/22/2030	210	240
United Kingdom 1.00% 1/31/2032	750	845
United Kingdom 4.25% 6/7/2032	785	1,068
United Kingdom 3.25% 1/31/2033	330	418
United Kingdom 3.25% 1/22/2044	644	680
United Kingdom 1.25% 7/31/2051	413	247
United Kingdom 4.375% 7/31/2054	205	242
United Kingdom 2.50% 7/22/2065	340	256
		4,529

Italy 0.84%
Italy (Republic of) 1.35% 4/1/2030	EUR250	279
Italy (Republic of) 4.40% 5/1/2033	10	13
Italy (Republic of) 4.35% 11/1/2033	740	937
Italy (Republic of) 4.20% 3/1/2034	900	1,127
Italy (Republic of) 3.65% 8/1/2035	795	949
Italy (Republic of) 4.50% 10/1/2053	210	253
Italy (Republic of) 4.30% 10/1/2054	200	233
		3,791

Brazil 0.77%
Brazil (Federative Republic of) 0% 1/1/2026	BRL10,887	1,985
Brazil (Federative Republic of) 10.00% 1/1/2029	2,230	377
Brazil (Federative Republic of) 10.00% 1/1/2031	1,142	183
Brazil (Federative Republic of) 10.00% 1/1/2035	4,075	610
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)	229	37
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	1,653	263
Brazil (Federative Republic of) 6.00% 8/15/2060 (b)	229	36
		3,491

France 0.66%
French Republic O.A.T. 0.75% 2/25/2028	EUR410	466
French Republic O.A.T. 0% 11/25/2030	1,320	1,355

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
France (continued)
French Republic O.A.T. 2.00% 11/25/2032	EUR610	$667
French Republic O.A.T. 3.25% 5/25/2045	160	166
French Republic O.A.T. 3.75% 5/25/2056	295	305
		2,959

Hungary 0.56%
Hungary (Republic of) 3.00% 8/21/2030	HUF548,270	1,456
Hungary (Republic of) 4.50% 5/27/2032	336,000	920
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	126
		2,502

Spain 0.53%
Spain (Kingdom of) 0% 1/31/2027	335	385
Spain (Kingdom of) 0.80% 7/30/2027	490	564
Spain (Kingdom of) 0.50% 10/31/2031	165	171
Spain (Kingdom of) 3.15% 4/30/2033	317	376
Spain (Kingdom of) 3.55% 10/31/2033	370	450
Spain (Kingdom of) 3.25% 4/30/2034	120	142
Spain (Kingdom of) 3.45% 10/31/2034	240	288
		2,376

South Korea 0.46%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	240
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,830,410	1,339
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	688,360	474
		2,053

Australia 0.45%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	66
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	433
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	905	567
New South Wales Treasury Corp. 4.25% 2/20/2036	340	208
Treasury Corp. of Victoria 5.50% 9/15/2039	813	530
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR200	231
		2,035

Malaysia 0.36%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,466	876
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	601	152
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	180	48
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	653	170
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	1,307	336
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	93	26
		1,608

Canada 0.31%
Canada (Government) 0.25% 3/1/2026	CAD246	179
Canada (Government) 3.50% 3/1/2028	1,119	830
Canada (Government) 1.50% 12/1/2031	60	40
Nova Scotia (Province of) 3.15% 12/1/2051	170	95
Ontario (Province of) 3.25% 7/3/2035	EUR200	233
		1,377

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Panama 0.18%
Panama (Republic of) 7.50% 3/1/2031	USD560	$622
Panama (Republic of) 6.40% 2/14/2035	200	212
		834

Greece 0.17%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR65	79
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	101
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	578
		758

Mexico 0.15%
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	593
United Mexican States, Series M, 8.00% 7/31/2053	881	42
United Mexican States, Series S, 4.00% 10/29/2054 (b)	543	28
		663

Republic of Austria 0.14%
Austria (Republic of) 0% 2/20/2031	EUR500	514
Austria (Republic of) 2.90% 2/20/2034	120	140
		654

Indonesia 0.11%
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	IDR1,253,000	77
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	2,543,000	161
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	64
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	2,889,000	182
		484

Colombia 0.08%
Colombia (Republic of) 7.375% 4/25/2030	USD335	355

Belgium 0.07%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR270	316

Turkey 0.05%
Turkey (Republic of) 7.125% 7/17/2032	USD200	212

Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR100	114
Ireland (Republic of) 3.00% 10/18/2043	80	88
		202

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	160	187

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	120	152

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Portugal 0.03%
Portugal (Republic of) 0.475% 10/18/2030	EUR50	$53
Portugal (Republic of) 3.375% 6/15/2040	5	6
Portugal (Republic of) 3.625% 6/12/2054	70	77
		136

Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027	110	126

Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	125

Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	108

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	60
Total bonds & notes of governments & government agencies outside the U.S.		57,330
U.S. Treasury bonds & notes 5.53%
U.S. Treasury 5.05%
U.S. Treasury 4.50% 4/15/2027	USD1,160	1,174
U.S. Treasury 3.75% 4/30/2027	1,710	1,715
U.S. Treasury 3.75% 6/30/2027	1,510	1,516
U.S. Treasury 4.00% 6/30/2028 (c)	4,484	4,537
U.S. Treasury 4.625% 9/30/2028	1,875	1,928
U.S. Treasury 4.125% 3/31/2029	822	836
U.S. Treasury 3.50% 9/30/2029	755	752
U.S. Treasury 4.00% 2/28/2030	1,094	1,108
U.S. Treasury 4.00% 5/31/2030	1,090	1,104
U.S. Treasury 3.875% 6/30/2030	2,117	2,133
U.S. Treasury 3.50% 11/30/2030	210	208
U.S. Treasury 2.875% 5/15/2032	306	289
U.S. Treasury 4.625% 2/15/2035 (c)	1,544	1,604
U.S. Treasury 4.25% 5/15/2035	326	329
U.S. Treasury 4.00% 11/15/2035	390	385
U.S. Treasury 1.875% 2/15/2041	285	199
U.S. Treasury 2.25% 5/15/2041	873	643
U.S. Treasury 2.875% 11/15/2046	200	148
U.S. Treasury 1.25% 5/15/2050	1,155	554
U.S. Treasury 1.375% 8/15/2050	570	281
U.S. Treasury 2.375% 5/15/2051	510	322
U.S. Treasury 2.00% 8/15/2051	560	322
U.S. Treasury 4.00% 11/15/2052	270	235
U.S. Treasury 3.625% 2/15/2053	149	121
U.S. Treasury 4.25% 8/15/2054	320	290
		22,733

U.S. Treasury inflation-protected securities 0.48%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	377	373

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	USD698	$719
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	272	196
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	934	886
		2,174
Total U.S. Treasury bonds & notes		24,907
Mortgage-backed obligations 5.43%
Federal agency mortgage-backed obligations 4.11%
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	32	31
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	242	248
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	64	67
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	86	79
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	319	325
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	387	398
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	19	19
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	14	14
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	2,458	2,526
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	88	90
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	68	71
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (d)	467	475
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (d)	178	182
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	133	135
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	94	97
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	67	69
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	85	86
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	72	75
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	67	69
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	51	53
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)	6	7
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (d)	316	320
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (d)	3	3
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (d)	999	1,026
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	84	87
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)	14	15
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	10	10
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (d)	281	275
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	13	13
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (d)	177	168
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	395	386
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (d)	99	101
Fannie Mae Pool #DD2618 4.00% 3/1/2055 (d)	931	883
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (d)	39	40
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)	37	38
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)	1,470	1,547
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)	38	36
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (d)	57	54
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	98	98
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	50	50
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (d)	41	43
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	235	238
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (d)	155	147
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (d)	81	86
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (d)	323	262
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (d)	66	61
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	95	93
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	53	52
Freddie Mac Pool #SL1880 6.50% 11/1/2053 (d)	14	14
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	448	455

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (d)	USD195	$198
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	26	26
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	40	41
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (d)	78	81
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	35	35
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	102	106
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	64	66
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	52	54
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (d)	21	21
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (d)	5	5
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	151	156
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	76	79
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	75	78
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	72	75
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	32	33
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (d)	175	166
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	72	70
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	64	65
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (d)	94	89
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	205	205
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	60	61
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	1	1
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	330	347
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (d)	961	975
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	43	43
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	89	89
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	237	237
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	874	873
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (d)(e)	1,030	833
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (d)(e)	7	7
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (d)(e)	485	460
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (d)(e)	338	330
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (d)(e)	483	490
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (d)(e)	20	20
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (d)(e)	392	361
		18,493

Commercial mortgage-backed securities 0.61%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	55	57
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(g)	140	144
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(f)(g)	335	339
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (d)(f)(g)	298	299
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(f)(g)	100	104
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(f)(g)	135	139
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (d)(f)(g)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (d)(f)(g)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(f)(g)	157	163
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(f)(g)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(f)(g)	131	136
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (d)(f)(g)	295	296
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (d)(f)(g)	139	139

145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (d)(f)(g)	USD50	$51
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (d)(f)(g)	128	128
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (d)(f)(g)	555	551
		2,771

Collateralized mortgage-backed obligations (privately originated) 0.49%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(f)(g)	66	66
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (d)(f)(g)	122	124
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (d)(f)(g)	55	55
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (d)(f)(g)	35	35
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (d)(f)(g)	55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (d)(f)(g)	36	36
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (d)(f)(g)	121	122
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (d)(f)(g)	20	20
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (d)(f)(g)	35	36
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(f)(g)	23	23
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(g)(h)	189	191
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(g)(h)	98	99
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(g)(h)	96	97
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(f)(g)	82	77
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(g)(h)	70	70
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(g)(h)	136	138
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(g)(h)	180	182
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(g)(h)	197	198
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (d)(f)(g)	100	100
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(g)(h)	196	199
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(g)(h)	98	100
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(f)(g)	84	84
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(g)(h)	120	120
		2,227

Other mortgage-backed securities 0.22%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (d)	DKK397	58
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (d)	1,054	151
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	4,925	637
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (d)	438	50
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (d)	530	65
Realkredit Danmark AS 1.00% 10/1/2053 (d)	176	22
		983
Total mortgage-backed obligations		24,474

American Funds Insurance Series	146

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes 5.05%
Financials 1.32%
200 Park Funding Trust 5.74% 2/15/2055 (g)	USD100	$100
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (h)	EUR230	257
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (h)	100	125
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (h)	100	123
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (h)	100	124
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (h)	GBP100	143
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (h)	EUR100	121
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)	USD200	221
BPCE SA 4.50% 1/13/2033	EUR100	123
Brown & Brown, Inc. 5.55% 6/23/2035	USD7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (g)(h)	200	208
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (h)	EUR200	242
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (h)	70	71
Corebridge Financial, Inc. 3.90% 4/5/2032	59	56
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (h)	160	157
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (h)	EUR200	222
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (h)	GBP100	135
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (h)	USD135	141
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (h)	360	381
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (h)	200	201
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (h)	290	331
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (h)	EUR100	130
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (h)	USD85	86
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (h)	280	250
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (h)	220	231
Mastercard, Inc. 2.00% 11/18/2031	102	91
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (h)	294	306
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (h)	150	156
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (h)	EUR175	192
New York Life Insurance Co. 3.75% 5/15/2050 (g)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (h)	65	74
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (h)	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	287
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (g)(h)	330	340
Toronto-Dominion Bank (The) 4.808% 6/3/2030	75	77
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (h)(i)	EUR150	181
		5,960

Utilities 0.61%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD197	159
CMS Energy Corp. 3.00% 5/15/2026	180	179
Duke Energy Corp. 3.75% 4/1/2031	EUR100	119
Electricite de France SA 4.25% 1/25/2032	100	123
Electricite de France SA 4.00% 5/7/2037	100	117
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (h)	200	230
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (h)	200	256
Enel Finance International NV 2.125% 7/12/2028 (g)	USD200	190
Enfragen Energia Sur SA 5.375% 12/30/2030	200	186
Engie SA 7.00% 10/30/2028	GBP50	72
Exelon Corp. 3.40% 4/15/2026	USD75	75
Interstate Power and Light Co. 2.30% 6/1/2030	50	46

147	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD78	$83
Pacific Gas and Electric Co. 6.00% 8/15/2035	120	126
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	102
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	93
Public Service Co. of Colorado 2.70% 1/15/2051	125	76
Southern California Edison Co. 5.45% 3/1/2035	150	152
Southern California Edison Co. 6.20% 9/15/2055	60	61
SP Transmission PLC 2.00% 11/13/2031	GBP100	117
Xcel Energy, Inc. 3.35% 12/1/2026	USD200	199
		2,761

Energy 0.59%
Ecopetrol SA 8.625% 1/19/2029	125	134
Empresa Nacional del Petroleo 5.95% 7/30/2034 (g)	200	210
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (g)	225	236
Petroleos Mexicanos 6.84% 1/23/2030	1,455	1,479
Petroleos Mexicanos 6.95% 1/28/2060	80	65
Qatar Energy 3.125% 7/12/2041 (g)	320	247
Raizen Fuels Finance SA 6.45% 3/5/2034 (g)	200	163
TotalEnergies Capital SA 5.488% 4/5/2054	85	82
		2,641

Communication services 0.57%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	522
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	113
America Movil, SAB de CV, 10.30% 1/30/2034	2,000	117
AT&T, Inc. 2.75% 6/1/2031	USD165	152
AT&T, Inc. 5.20% 11/18/2033	GBP100	136
AT&T, Inc. 2.55% 12/1/2033	USD64	55
CCO Holdings, LLC 4.25% 1/15/2034 (g)	75	64
Comcast Corp. 3.55% 5/1/2028	70	69
Comcast Corp. 0.25% 9/14/2029	EUR250	267
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
Orange 3.625% 11/16/2031	EUR100	120
Orange 5.625% 1/23/2034	GBP90	127
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	192
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	116
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	118
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	152
Verizon Communications, Inc. 2.355% 3/15/2032	USD100	88
Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	101
		2,565

Industrials 0.43%
Boeing Co. (The) 6.298% 5/1/2029	USD95	101
Boeing Co. (The) 6.528% 5/1/2034	604	668
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	32
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	86
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	5
CSX Corp. 2.50% 5/15/2051	75	45
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	200	195
Honeywell International, Inc. 3.75% 3/1/2036	EUR100	116
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (g)	USD76	79
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (g)	200	199

American Funds Insurance Series	148

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
RTX Corp. 4.125% 11/16/2028	USD100	$100
RTX Corp. 6.10% 3/15/2034	55	60
RTX Corp. 4.50% 6/1/2042	70	63
Veralto Corp. 4.15% 9/19/2031	EUR100	122
Veralto Corp. 5.45% 9/18/2033	USD40	42
		1,920

Consumer discretionary 0.33%
BMW International Investment BV 4.75% 9/4/2030	GBP100	137
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	237
Ford Motor Credit Co., LLC 5.73% 9/5/2030	USD200	203
Ford Motor Credit Co., LLC 6.50% 2/7/2035	200	207
General Motors Financial Co., Inc. 5.90% 1/7/2035	140	146
Hyundai Capital America 1.50% 6/15/2026 (g)	100	99
Hyundai Capital America 5.10% 6/24/2030 (g)	72	74
Hyundai Capital America 4.50% 9/18/2030 (g)	100	100
McDonald’s Corp. 1.60% 3/15/2031 (i)	EUR100	109
Sands China, Ltd. 4.375% 6/18/2030	USD200	197
		1,509

Health care 0.33%
AbbVie, Inc. 5.05% 3/15/2034	25	26
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	200	196
Amgen, Inc. 4.20% 3/1/2033	200	196
Amgen, Inc. 5.65% 3/2/2053	300	294
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
CVS Health Corp. 5.40% 6/1/2029	125	129
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	34
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	108
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	117
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD150	150
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	64
		1,466

Consumer staples 0.32%
Altria Group, Inc. 2.20% 6/15/2027	EUR170	199
BAT Capital Corp. 3.215% 9/6/2026	USD62	62
BAT Capital Corp. 3.557% 8/15/2027	105	104
BAT Capital Corp. 3.462% 9/6/2029	75	73
BAT Capital Corp. 5.625% 8/15/2035	243	253
Campbell’s Co. (The) 4.75% 3/23/2035	47	45
Coca-Cola Co. 4.65% 8/14/2034	61	62
Coca-Cola Co. 3.75% 8/15/2053	EUR125	133
Mars, Inc. 5.20% 3/1/2035 (g)	USD105	108
Minerva Luxembourg SA 8.875% 9/13/2033	200	219
Philip Morris International, Inc. 4.00% 10/29/2030	60	60
Philip Morris International, Inc. 5.75% 11/17/2032	110	118
		1,436

Materials 0.30%
Braskem Netherlands Finance BV 4.50% 1/31/2030	220	86

149	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Braskem Netherlands Finance BV 8.50% 1/12/2031	USD400	$157
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (g)	250	263
Nickel Industries, Ltd. 9.00% 9/30/2030 (g)	200	208
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (h)(j)	276	280
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (g)(h)(j)	46	47
Vale Overseas, Ltd. 3.75% 7/8/2030	94	91
Verallia SAS 3.875% 11/4/2032	EUR200	229
		1,361

Information technology 0.15%
Amphenol Corp. 3.125% 6/16/2032	100	116
Broadcom, Inc. 4.00% 4/15/2029 (g)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	30	30
Broadcom, Inc. 3.469% 4/15/2034	123	112
Oracle Corp. 2.65% 7/15/2026	216	214
SK hynix, Inc. 1.50% 1/19/2026	200	200
		693

Real estate 0.10%
American Tower Corp. 0.875% 5/21/2029	EUR130	143
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	USD100	103
Equinix, Inc. 2.15% 7/15/2030	176	160
Essex Portfolio, LP 3.375% 4/15/2026	40	40
		446
Total corporate bonds and notes		22,758
Asset-backed obligations 0.54%
Other asset-backed securities 0.29%
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(g)	323	324
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(g)	93	95
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(g)	76	76
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(g)	208	211
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(g)	100	101
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(g)	86	87
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(g)	231	236
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(g)	161	162
		1,292

Credit card 0.11%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(g)	100	100
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(g)	113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(g)	100	100
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(g)	100	101
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(g)	100	101
		516

Auto loan 0.09%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(g)	125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(g)	148	154
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(g)	100	101
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(g)	10	10
		391

American Funds Insurance Series	150

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Collateralized loan obligations 0.04%
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(f)(g)	USD181	$180

Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (d)(f)(g)	62	63
Total asset-backed obligations		2,442
Federal agency bonds & notes 0.07%
Export-Import Bank of Thailand 5.354% 5/16/2029	200	208
Korea Development Bank 6.75% 7/1/2030	INR10,000	110
		318
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	USD100	74

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	55
Total municipals		129
Total bonds, notes & other debt instruments (cost: $134,692,000)		132,358
Investment funds 0.94%	Shares
Capital Group Central Corporate Bond Fund (k)	499,957	4,250
Total investment funds (cost: $3,967,000)		4,250
Short-term securities 6.16%
Money market investments 6.16%
Capital Group Central Cash Fund 3.79% (k)(l)	277,543	27,757
Total short-term securities (cost: $27,752,000)		27,757
Options purchased (equity style) 0.00%
Options purchased (equity style)*		2
Total options purchased (equity style) (cost: $10,000)		2
Total investment securities 100.13% (cost: $367,548,000)		451,054
Other assets less liabilities (0.13)%		(587)
Net assets 100.00%		$450,467

151	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Put
USD/JPY Foreign Currency Options	BNP Paribas	2/18/2026	JPY147.00	USD2,000	$2
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Put
10 Year Euro-Bund Futures Option	18	1/23/2026	EUR126.50	EUR1,800	$— (m)
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Call
10 Year Euro-Bund Futures Option	(18)	1/23/2026	EUR131.50	EUR(1,800)	$4
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
3 Month CORRA Futures	Long	96	6/17/2026	USD17,086	$52
3 Month CORRA Futures	Short	4	9/16/2026	(712)	1
2 Year Italy Government Bond Futures	Long	44	3/10/2026	5,550	(10)
2 Year Euro-Schatz Futures	Short	22	3/10/2026	(2,761)	3
2 Year Canadian Government Bond Futures	Long	12	3/31/2026	923	(3)
2 Year U.S. Treasury Note Futures	Long	111	4/6/2026	23,176	(5)
5 Year Euro-Bobl Futures	Long	22	3/10/2026	3,003	(15)
5 Year Canadian Government Bond Futures	Long	14	3/31/2026	1,156	(10)
5 Year U.S. Treasury Note Futures	Long	15	4/6/2026	1,640	(5)
10 Year Euro-Bund Futures	Long	5	3/10/2026	750	(5)
10 Year French Government Bond Futures	Short	3	3/10/2026	(425)	3
10 Year Italy Government Bond Futures	Short	8	3/10/2026	(1,130)	5

American Funds Insurance Series	152

American Funds Global Balanced Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
10 Year Australian Treasury Bond Futures	Long	8	3/16/2026	USD584	$3
10 Year Japanese Government Bond Futures	Short	3	3/23/2026	(2,536)	18
10 Year U.S. Treasury Note Futures	Long	26	3/31/2026	2,923	(21)
10 Year Ultra U.S. Treasury Note Futures	Long	6	3/31/2026	690	(7)
10 Year UK Gilt Futures	Short	2	3/31/2026	(246)	1
10 Year Canadian Government Bond Futures	Short	7	3/31/2026	(617)	9
20 Year U.S. Treasury Bond Futures	Long	15	3/31/2026	1,734	(24)
30 Year Euro-Buxl Futures	Short	8	3/10/2026	(1,035)	23
30 Year Ultra U.S. Treasury Bond Futures	Long	13	3/31/2026	1,534	(27)
					$(14)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
TRY	13,630	USD	312	Citibank	1/7/2026	$3
USD	899	MYR	3,710	JPMorgan Chase	1/8/2026	(16)
USD	725	JPY	112,210	Bank of America	1/9/2026	8
USD	355	JPY	54,745	Citibank	1/9/2026	5
USD	277	JPY	42,750	Citibank	1/9/2026	4
CHF	130	USD	163	JPMorgan Chase	1/9/2026	1
CZK	13,595	EUR	562	JPMorgan Chase	1/9/2026	1
USD	21	CLP	19,505	Citibank	1/9/2026	— (m)
USD	464	IDR	7,740,641	Citibank	1/9/2026	— (m)
JPY	33,170	USD	212	BNP Paribas	1/9/2026	— (m)
USD	244	MXN	4,405	Morgan Stanley	1/9/2026	— (m)
USD	78	COP	300,000	Citibank	1/9/2026	(1)
USD	517	CHF	410	Bank of America	1/9/2026	(1)
JPY	10,610	USD	69	Morgan Stanley	1/9/2026	(1)
USD	339	CHF	270	Goldman Sachs	1/9/2026	(2)
USD	1,134	INR	102,200	HSBC Bank	1/9/2026	(2)
USD	415	CZK	8,586	JPMorgan Chase	1/9/2026	(3)
USD	334	GBP	250	Bank of America	1/9/2026	(3)
USD	291	MXN	5,330	UBS AG	1/9/2026	(4)
USD	606	EUR	520	Citibank	1/9/2026	(6)
USD	443	KRW	655,190	Citibank	1/9/2026	(11)
USD	1,103	CAD	1,535	Barclays Bank PLC	1/9/2026	(16)
USD	1,614	KRW	2,363,730	Citibank	1/9/2026	(24)
CNH	17,205	USD	2,438	Citibank	1/12/2026	30
ZAR	3,460	USD	202	Citibank	1/12/2026	6
CNH	4,541	USD	646	Goldman Sachs	1/12/2026	5
EUR	186	CAD	300	HSBC Bank	1/12/2026	1
NZD	47	USD	27	Bank of America	1/12/2026	— (m)
EUR	411	GBP	360	UBS AG	1/12/2026	(1)
USD	64	NOK	651	Morgan Stanley	1/12/2026	(1)
USD	71	RON	310	Citibank	1/12/2026	(1)
USD	123	SGD	160	Citibank	1/12/2026	(1)
USD	264	MXN	4,785	HSBC Bank	1/12/2026	(2)
USD	107	PLN	390	Citibank	1/12/2026	(2)
USD	93	SEK	870	HSBC Bank	1/12/2026	(2)
USD	2,079	AUD	3,141	Morgan Stanley	1/12/2026	(17)

153	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	2,316	HUF	767,740	Citibank	1/12/2026	$(29)
USD	668	THB	20,965	UBS AG	1/14/2026	2
USD	8,604	JPY	1,330,280	Goldman Sachs	1/15/2026	100
EUR	395	DKK	2,950	HSBC Bank	1/15/2026	— (m)
EUR	160	USD	188	JPMorgan Chase	1/15/2026	— (m)
USD	93	ILS	300	HSBC Bank	1/15/2026	(1)
USD	2,540	EUR	2,180	Morgan Stanley	1/15/2026	(24)
USD	7,733	CNH	54,343	Goldman Sachs	1/15/2026	(65)
EUR	529	GBP	465	HSBC Bank	1/16/2026	(5)
USD	3,966	GBP	2,966	Citibank	1/16/2026	(32)
GBP	466	EUR	530	HSBC Bank	1/22/2026	4
USD	631	GBP	470	Morgan Stanley	1/22/2026	(3)
USD	2,832	BRL	15,446	Citibank	1/23/2026	31
USD	288	BRL	1,600	Citibank	1/23/2026	(2)
USD	26,139	EUR	22,194	HSBC Bank	1/26/2026	24
EUR	1,365	USD	1,610	Standard Chartered Bank	1/29/2026	(3)
EUR	3,015	USD	3,548	Morgan Stanley	1/30/2026	1
EUR	1,050	USD	1,236	Morgan Stanley	3/16/2026	3
						$(52)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$— (m)	$—	$— (m)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	1	—	1
3.5175%	Annual	SOFR	Annual	8/15/2027	USD210	1	—	1
SOFR	Annual	3.4925%	Annual	8/19/2027	USD8,340	(21)	—	(21)
SOFR	Annual	3.3395%	Annual	9/23/2027	USD8,510	(2)	—	(2)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	12	—	12
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	12	—	12
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	4	—	4
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	4	—	4
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	3	—	3
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK3,700	(2)	—	(2)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	4	—	4
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK1,500	1	—	1
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK960	— (m)	—	— (m)
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK970	— (m)	—	— (m)
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK3,540	1	—	1
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	NOK2,420	1	—	1
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	NOK2,390	— (m)	—	— (m)
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	NOK2,390	— (m)	—	— (m)
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	NOK1,220	— (m)	—	— (m)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP62	(3)	—	(3)

American Funds Insurance Series	154

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR180	$14	$—	$14
SOFR	Annual	3.9305%	Annual	9/23/2055	USD940	38	—	38
						$68	$—	$68
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(22)	$—	$(22)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	22	—	22
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	8	—	8
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	5	—	5
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	3	—	3
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL1,530	(22)	—	(22)
							$(6)	$—	$(6)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR1,520	$(41)	$(38)	$(3)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 12/31/2025 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD1,928	$44	$44	$— (m)
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 0.94%
Capital Group Central Corporate Bond Fund	$3,953	$195	$—	$—	$102	$4,250	$195

155	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Investments in affiliates (k) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 6.16%
Money market investments 6.16%
Capital Group Central Cash Fund 3.79% (l)	$22,187	$115,565	$109,995	$(2)	$2	$27,757	$1,158
Total 7.10%				$(2)	$104	$32,007	$1,353
Restricted securities (i)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (h)	12/4/2024	$163	$181	0.04%
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	104	109	0.02
Total		$267	$290	0.06%

(a)	Non-income producing.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $899,000, which represented 0.20% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Represents securities transacted on a TBA basis.
(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,356,000, which represented 2.30% of the net assets of the fund.

(h)	Step bond; coupon rate may change at a later date.
(i)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Rate represents the seven-day yield at 12/31/2025.
(m)	Amount less than one thousand.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series	156

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Refer to the notes to financial statements.

157	American Funds Insurance Series

The Bond Fund of America
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 95.01%	Principal amount (000)	Value (000)
Mortgage-backed obligations 32.02%
Federal agency mortgage-backed obligations 25.58%
Fannie Mae Pool #AR3058 3.00% 1/1/2028 (a)	USD17	$17
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (a)	22	22
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (a)	9	9
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	1,896	1,813
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (a)	93	88
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	29	31
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	1,645	1,557
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	677	640
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	316	334
Fannie Mae Pool #924866 6.015% 10/1/2037 (a)(b)	125	127
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	140	146
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	594	620
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	134	138
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	671	686
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	666	685
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	102,235	89,225
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	639	658
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	322	331
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	292	300
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	161	166
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (a)	38	37
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,540	1,462
Fannie Mae Pool #MA5786 7.00% 7/1/2045 (a)	231	243
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	667	633
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	727	703
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (a)	115	111
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	4,084	3,963
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (a)	289	276
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (a)	702	681
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (a)	31	30
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	3,647	3,424
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (a)	1,721	1,668
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (a)	64	62
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	1,995	1,983
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,043	979
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (a)	14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,216	4,728
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	3,839	3,614
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	16,627	16,110
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (a)	15,508	14,679
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (a)	9	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	399	379
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	1,046	951
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	703	640
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (a)	2,075	1,957
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (a)	16,776	16,198
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (a)	11,941	11,207
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (a)	3,203	2,996
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (a)	5,177	4,840
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	23,734	22,304
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (a)	11	9
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	249	212
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	4,712	4,072
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	520	441
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	40	33
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (a)	14,584	13,192
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	4,986	4,532
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	1,623	1,441
Fannie Mae Pool #CA6727 2.50% 8/1/2050 (a)	4,629	3,931
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	926	785

American Funds Insurance Series	158

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (a)	USD595	$505
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	927	824
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (a)	1,561	1,277
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (a)	16,492	13,964
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	2,472	2,140
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	854	739
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	405	343
Fannie Mae Pool #BQ2400 2.50% 9/1/2050 (a)	56	48
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	289	258
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	872	738
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	241	209
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (a)	185	158
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	174	148
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	1,369	1,216
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	1,748	1,418
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	5,795	5,023
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	1,078	916
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	650	551
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (a)	24	21
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (a)	14,135	12,789
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,008	823
Fannie Mae Pool #CA8025 2.50% 12/1/2050 (a)	925	786
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	979	870
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	6,320	5,161
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (a)	4,745	3,878
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	40	33
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	20,212	17,285
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	1,512	1,282
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	886	751
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	62	55
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	3,228	2,613
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	693	561
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	364	300
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	4,808	4,141
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	3,395	2,880
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	342	277
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	7,274	6,157
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	1,651	1,398
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	938	794
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	8,416	6,815
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (a)	1,803	1,460
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (a)	563	456
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	27	22
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	4,788	4,053
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	4,506	3,814
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	2,365	2,020
Fannie Mae Pool #CB0006 2.50% 4/1/2051 (a)	415	353
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	313	265
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	168	142
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	2,923	2,610
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	354	317
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (a)	10,452	8,460
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	1,714	1,387
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	16	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	1,856	1,578
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	1,744	1,476
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	573	485
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	464	393
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	157	133

159	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	USD32	$27
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	26	22
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (a)	1,826	1,478
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	480	397
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	1,359	1,150
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	756	640
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	265	237
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (a)	188	168
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	74	61
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	8,398	7,214
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	4,659	3,954
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	4,300	3,640
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	2,294	1,942
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	950	808
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	545	462
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	408	353
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	204	174
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)	1,940	1,718
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	764	647
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (a)	191	162
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	1,275	1,129
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	3,030	2,565
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (a)	1,894	1,607
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (a)	1,343	1,139
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	991	849
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (a)	467	398
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	423	358
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (a)	297	253
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	289	245
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	54	46
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)	1,890	1,600
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	309	261
Fannie Mae Pool #BT9147 2.50% 10/1/2051 (a)	21	18
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	2,949	2,633
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	4,282	3,479
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	125	102
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	1,978	1,674
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	92	78
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (a)	843	751
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	784	637
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	31,768	26,892
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	1,865	1,583
Fannie Mae Pool #FM9693 2.50% 12/1/2051 (a)	1,577	1,335
Fannie Mae Pool #CB2404 2.50% 12/1/2051 (a)	300	254
Fannie Mae Pool #BT5284 3.00% 12/1/2051 (a)	27	24
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (a)	21	20
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,799	1,462
Fannie Mae Pool #FS0235 2.50% 1/1/2052 (a)	5,999	5,078
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	5,816	4,923
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	4,273	3,623
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	2,043	1,729
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (a)	1,913	1,622
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (a)	1,695	1,435
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (a)	1,120	948
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	1,086	919
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	329	279
Fannie Mae Pool #BU3083 2.50% 1/1/2052 (a)	295	251
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (a)	897	803
Fannie Mae Pool #BV0273 3.00% 1/1/2052 (a)	568	503
Fannie Mae Pool #BU1410 3.00% 1/1/2052 (a)	540	479

American Funds Insurance Series	160

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	USD14,514	$11,751
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,418	1,962
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	787	637
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (a)	1,624	1,383
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (a)	1,367	1,160
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	849	723
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (a)	712	603
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	490	416
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	473	401
Fannie Mae Pool #CB3099 2.50% 2/1/2052 (a)	253	215
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (a)	30	26
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	31,130	28,182
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,510	1,222
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,214	985
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	1,039	842
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	841	681
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	2,639	2,238
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	1,681	1,431
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (a)	1,000	849
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (a)	627	535
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (a)	377	321
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	34	29
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (a)	4,985	4,417
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)	973	862
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (a)	5,431	4,396
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,603	1,300
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	724	587
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	30,865	26,126
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	1,508	1,282
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)	161	137
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	1,361	1,301
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (a)	251	240
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	3,598	2,923
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (a)	20,039	17,013
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	2,089	1,778
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (a)	1,000	851
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	931	792
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (a)	6,239	5,526
Fannie Mae Pool #CB3780 3.50% 5/1/2052 (a)	1,992	1,847
Fannie Mae Pool #FS5035 2.50% 6/1/2052 (a)	1,366	1,157
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (a)	941	798
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	144	123
Fannie Mae Pool #FS7062 3.00% 6/1/2052 (a)	128	113
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	2,816	2,689
Fannie Mae Pool #BW1931 5.00% 6/1/2052 (a)	3,048	3,051
Fannie Mae Pool #BT8262 5.00% 6/1/2052 (a)	1,360	1,364
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	11,030	9,354
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	2,866	2,426
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	713	606
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (a)	486	412
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	416	354
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	131	112
Fannie Mae Pool #CB4370 3.50% 7/1/2052 (a)	133	123
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (a)	2,763	2,770
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (a)	4,079	3,613
Fannie Mae Pool #FS3955 3.50% 8/1/2052 (a)	988	917
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	521	527
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	436	371
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (a)	97	86
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	246	243

161	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (a)	USD57	$56
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	8,089	8,150
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	8,787	7,137
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	9,197	9,018
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	2,496	2,452
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	2,325	2,333
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,676	2,726
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,446	2,492
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	203	212
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (a)	747	732
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	132	132
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	31	32
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (a)	571	506
Fannie Mae Pool #BX5927 4.00% 1/1/2053 (a)	269	257
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	19,964	20,043
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	666	566
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	4,448	4,245
Fannie Mae Pool #MA4918 5.00% 2/1/2053 (a)	562	563
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (a)	292	279
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	146	146
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	3,619	3,693
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	391	399
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	771	800
Fannie Mae Pool #BY0255 2.50% 4/1/2053 (a)	415	352
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	4,195	3,985
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	630	616
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	14,804	14,830
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	79	79
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	900	917
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (a)	16,585	17,191
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	4,543	4,332
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	398	380
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	29	28
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	2,798	2,811
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	2,618	2,626
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,432	5,531
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	6,260	6,463
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	602	534
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,798	2,740
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	5,834	5,938
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	4,483	4,552
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (a)	307	313
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	3,478	3,580
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	2,196	2,263
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,608	1,666
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	5,869	4,759
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	3,516	2,981
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	147	125
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (a)	74	70
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	19,056	18,668
Fannie Mae Pool #BY4459 5.00% 7/1/2053 (a)	573	575
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	93	93
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	3,147	3,203
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	6,667	6,985
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	16,853	17,147
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (a)	11,483	11,698
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (a)	5,803	5,912
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	499	509
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	4,344	4,471
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	12,932	13,443

American Funds Insurance Series	162

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	USD7,282	$6,932
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (a)	11,429	11,637
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (a)	6,228	6,344
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	122	126
Fannie Mae Pool #BY1399 3.50% 11/1/2053 (a)	996	924
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	59,822	59,898
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	1,777	1,855
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	26	27
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	1,830	1,859
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	692	728
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	4,556	4,777
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	1,089	1,134
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	2,852	2,787
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	2,362	2,399
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	1,652	1,678
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	6,318	6,548
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (a)	1,519	1,563
Fannie Mae Pool #BY8083 4.00% 3/1/2054 (a)	24	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	13,809	13,524
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	17,416	17,717
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	1,474	1,497
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (a)	4,540	4,705
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	3,068	3,162
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	1,522	1,564
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,733	3,921
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	4,653	4,755
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	5,114	5,317
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	508	517
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	330	339
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	180	185
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	2,472	2,509
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,796	1,836
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	17,336	18,002
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	1,183	1,220
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (a)	988	1,017
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	9,692	10,110
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	1,788	1,858
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	6,662	6,796
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	1,423	1,454
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	22,751	23,374
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	4,671	4,862
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	2,409	2,490
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	2,072	2,152
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	1,995	2,050
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (a)	1,192	1,228
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,011	1,039
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	476	489
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	14,751	15,441
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	4,002	4,177
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	2,375	2,495
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	132	135
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	37,577	38,607
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	1,276	1,312
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	1,163	1,195
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	805	828
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	211	219
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	98	101
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	88	91
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	2,102	2,201
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	1,776	1,858

163	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	USD83	$86
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,274	3,323
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	1,600	1,639
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	1,203	1,229
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	362	372
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	212	218
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	177	182
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (a)	82	85
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	254	264
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	765	786
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	1,794	1,791
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	4,170	4,231
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	3,008	3,091
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (a)	9,840	9,342
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	263	257
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	89	87
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	31	31
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	137	137
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	3,685	3,821
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (a)	1,407	1,451
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	426	437
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	320	329
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	286	295
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	726	754
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	1,747	1,772
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	1,418	1,464
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	408	419
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	1,703	1,774
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	1,201	1,259
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	2,295	2,242
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	2,689	2,729
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	11,644	11,962
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	456	463
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	4,785	4,916
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	3,293	3,423
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	638	664
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	24,751	26,039
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	7,959	7,557
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	4,581	4,707
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	273	281
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	271	278
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (a)	1,000	1,057
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (a)	1,744	1,656
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	271	271
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	4,402	4,523
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (a)	1,000	1,053
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	9,433	9,573
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	456	463
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	9,679	9,946
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (a)	4,428	4,550
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	1,916	1,993
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	1,720	1,788
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	5,302	5,379
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	3,902	3,991
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	2,134	2,221
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	266	273
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (a)	7,268	7,648
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (a)	1,778	1,804
Fannie Mae Pool #MA5850 4.00% 10/1/2055 (a)	3,032	2,878
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (a)	117	108

American Funds Insurance Series	164

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	USD64	$60
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	9,299	8,557
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (a)	6,890	6,331
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (a)	14,526	12,733
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	17,453	15,210
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	955	934
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,507	4,102
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	13	14
Fannie Mae, Series 2002-W1, Class 2A, 4.346% 2/25/2042 (a)(b)	14	14
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (a)	38	37
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	645	639
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	34	35
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	29	28
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	2,359	2,233
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	35	37
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	27	28
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	50	52
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	165	172
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	1,723	1,512
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	123	124
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	5,103	4,420
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	123	124
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	8,835	7,709
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	284	296
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (a)	14,578	13,555
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (a)	53	46
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (a)	86	77
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	764	737
Freddie Mac Pool #G08789 4.00% 11/1/2047 (a)	467	454
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	3,819	3,493
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	9,857	9,326
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	722	698
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	229	216
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (a)	927	898
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (a)	489	459
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	1,487	1,395
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	7,977	7,515
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	21,733	19,714
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	4,364	3,777
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	26	22
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	281	251
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (a)	1,774	1,506
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (a)	62	52
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	1,677	1,497
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	5,209	4,516
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	1,176	997
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	54	46
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	24	20
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	1,866	1,581
Freddie Mac Pool #RA4242 2.50% 1/1/2051 (a)	929	794
Freddie Mac Pool #QB7973 3.00% 1/1/2051 (a)	627	556
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	1,676	1,360
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	402	331
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	95	77
Freddie Mac Pool #SI2114 2.50% 2/1/2051 (a)	110	93
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	60,614	49,440
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	1,716	1,391
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	2,236	1,893
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	2,150	1,751

165	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	USD217	$183
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	156	132
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	1,783	1,443
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	1,748	1,415
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	1,566	1,268
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,219	1,000
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	1,050	937
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (a)	1,882	1,523
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	2,221	1,918
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	736	623
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (a)	65	56
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (a)	57	48
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (a)	1,869	1,583
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	539	458
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	5,474	4,938
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	752	612
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	9,553	8,201
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	7,375	6,243
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (a)	2,089	1,768
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	1,784	1,515
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	869	736
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	445	377
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	49	42
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)	1,824	1,616
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	966	863
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	1,848	1,568
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	6,114	5,458
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	1,727	1,557
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (a)	1,991	1,854
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	2,230	1,807
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (a)	2,658	2,250
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	1,316	1,138
Freddie Mac Pool #RA6411 2.50% 11/1/2051 (a)	101	85
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	1,081	966
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (a)	519	460
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (a)	1,638	1,329
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	782	635
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	5,000	4,242
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (a)	2,487	2,105
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	1,071	910
Freddie Mac Pool #QD2659 2.50% 12/1/2051 (a)	1,000	848
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	625	529
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (a)	30	27
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	18	16
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	3,958	3,360
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	2,538	2,162
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (a)	656	555
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (a)	481	409
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (a)	461	393
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (a)	9	7
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	3,749	3,379
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (a)	620	550
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,583	1,281
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	800	650
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (a)	962	816
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (a)	681	577
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	386	328
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (a)	221	188
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (a)	163	139
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (a)	59	50

American Funds Insurance Series	166

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	USD590	$549
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	2,211	1,793
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,749	1,419
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	895	724
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	823	666
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	477	387
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	166	134
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (a)	1,000	848
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (a)	777	661
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (a)	719	612
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (a)	69	58
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (a)	985	914
Freddie Mac Pool #QD8689 3.50% 3/1/2052 (a)	968	897
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,222	992
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,649	1,396
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (a)	536	454
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (a)	249	212
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	217	184
Freddie Mac Pool #QE1585 2.50% 4/1/2052 (a)	189	160
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	120	101
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (a)	116	99
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)	1,386	1,286
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	1,626	1,383
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	359	305
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	40,800	36,239
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	3,495	3,099
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	46	41
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (a)	743	689
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (a)	96	101
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	63,490	53,744
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (a)	8,319	7,055
Freddie Mac Pool #SD4074 2.50% 7/1/2052 (a)	1,927	1,631
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	856	724
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	462	392
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	184	156
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	4,157	3,686
Freddie Mac Pool #SL0643 3.00% 7/1/2052 (a)	825	732
Freddie Mac Pool #QE8971 3.50% 7/1/2052 (a)	165	153
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (a)	1,534	1,538
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	86	70
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (a)	185	158
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	534	478
Freddie Mac Pool #SD3324 3.50% 8/1/2052 (a)	382	354
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	71	70
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	3,868	3,430
Freddie Mac Pool #SD6584 3.50% 9/1/2052 (a)	—	— (c)
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	310	304
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (a)	283	277
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	73	71
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	46	45
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	30	30
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	5,497	5,618
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	15,322	14,777
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	5,294	5,128
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	15,567	15,265
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (a)	3,449	3,457
Freddie Mac Pool #QF2926 5.00% 11/1/2052 (a)	3,079	3,086
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,951	1,987
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	37	39

167	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	USD1,005	$891
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (a)	970	926
Freddie Mac Pool #RA8200 4.00% 12/1/2052 (a)	509	485
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	1,035	1,077
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	14,659	14,371
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	184	184
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	2,713	2,812
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	2,093	2,097
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (a)	35,993	36,698
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	22,138	22,561
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (a)	12,706	13,106
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	2,564	2,443
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	1,624	1,544
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	72	69
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	2,530	2,414
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (a)	186	182
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	4,268	4,289
Freddie Mac Pool #QG1268 5.00% 4/1/2053 (a)	576	577
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	516	515
Freddie Mac Pool #QG2977 4.00% 5/1/2053 (a)	185	177
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	31	31
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	7,837	7,851
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	7,503	7,638
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,211	3,279
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	2,167	2,199
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	12,391	12,781
Freddie Mac Pool #QG5002 4.00% 6/1/2053 (a)	572	544
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	5,257	5,265
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	17,958	18,267
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	5,679	5,852
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	2,746	2,829
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	604	633
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	523	548
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	497	524
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	489	515
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	343	362
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	275	289
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	166	173
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	155	166
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)	5,072	4,841
Freddie Mac Pool #QG6067 4.00% 7/1/2053 (a)	537	510
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)	65	62
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	243	243
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	6,917	7,046
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (a)	456	465
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	7,709	7,974
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	2,669	2,751
Freddie Mac Pool #QG8958 4.00% 8/1/2053 (a)	471	448
Freddie Mac Pool #QG9629 4.00% 8/1/2053 (a)	393	373
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (a)	2,170	2,208
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (a)	2,138	2,177
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (a)	1,725	1,755
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (a)	1,330	1,355
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	4,095	4,223
Freddie Mac Pool #QH1059 6.00% 9/1/2053 (a)	8,774	9,055
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	1,324	1,374
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	1,002	1,042
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	45,147	46,931
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	761	762
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	12,533	12,903

American Funds Insurance Series	168

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	USD3,006	$3,128
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	572	573
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (a)	17,181	17,495
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	1,888	1,942
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	11,557	12,126
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	1,610	1,678
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	34	35
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	4,609	4,749
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	2,681	2,790
Freddie Mac Pool #QH9285 2.50% 1/1/2054 (a)	108	91
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	543	566
Freddie Mac Pool #SD5910 4.00% 2/1/2054 (a)	184	176
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	703	714
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,478	4,607
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	3,302	3,400
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	164	169
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	4,155	4,351
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	376	382
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	2,336	2,388
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,714	1,742
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	7,087	7,322
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	4,925	5,097
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	4,176	4,339
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	1,879	1,956
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (a)	145	150
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (a)	20	21
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	5,247	5,510
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	1,868	1,865
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (a)	35,963	36,756
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	4,545	4,653
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	2,621	2,693
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	5,138	5,371
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	2,633	2,689
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	925	946
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	22,984	23,769
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	103	106
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	5,550	5,829
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,766	1,801
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	19,112	19,635
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	12,328	12,863
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	2,726	2,810
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	2,538	2,625
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	207	213
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	6,231	6,477
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	2,247	2,358
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	2,034	2,044
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	1,389	1,392
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	1,302	1,302
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	7,892	8,108
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	4,491	4,623
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	2,184	2,252
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	523	539
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	128	133
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	62	64
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	11,370	11,901
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	10,081	10,552
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	6,028	6,266
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	4,125	4,326
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,688	2,815

169	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	USD1,700	$1,776
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	887	925
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	7	7
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	4,124	4,292
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	453	467
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	237	245
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	224	233
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	216	225
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	138	142
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (a)	42	43
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (a)	22	23
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	4,015	4,192
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	2,325	2,430
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,696	1,770
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,067	1,109
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	922	967
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	955	969
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (a)	144	149
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	46	47
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (a)	22	23
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	4,703	4,900
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (a)	123	128
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	4,196	3,984
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,697	4,590
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	2,596	2,593
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	10,494	10,659
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	10,239	10,390
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	2,822	2,904
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	3,344	3,338
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	253	256
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	13	13
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	260	268
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (a)	673	700
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	1,300	1,319
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	5,110	5,292
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	2,130	2,217
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	2,041	2,097
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,547	1,603
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	517	531
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	5,331	5,609
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	4,537	4,432
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	2,707	2,781
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	1,637	1,692
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	4,159	4,273
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	6,166	6,409
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	6,852	7,040
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	749	770
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (a)	1,000	1,061
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (a)	1,000	1,056
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	190	190
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	5,143	5,218
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	3,005	3,088
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	859	858
Freddie Mac Pool #RJ4979 5.50% 6/1/2055 (a)	222	225
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (a)	3,937	3,929
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	11,844	12,016
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	17,994	18,482
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	640	658
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	2,080	2,162

American Funds Insurance Series	170

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	USD7,619	$7,826
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	3,830	3,935
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (a)	1,894	1,921
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (a)	949	880
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (a)	4,000	3,796
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (a)	33	34
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	88	92
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(b)	3,461	3,484
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (a)	77	68
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	69	61
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(b)	5,318	5,222
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	1,306	1,273
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	7,344	7,165
Government National Mortgage Assn. 2.00% 1/1/2056 (a)(d)	6,176	5,117
Government National Mortgage Assn. 2.50% 1/1/2056 (a)(d)	4,300	3,710
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(d)	135	135
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	8,842	8,480
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	24	24
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (a)	3,633	3,619
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	8,144	7,513
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	1,845	1,530
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	3,200	2,653
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	7,322	6,269
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	2,712	2,317
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	2,624	2,247
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	3,845	3,320
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	3,308	2,836
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	214	193
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	165	149
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	4,422	4,076
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	4,579	4,123
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	3,773	3,460
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	20,329	18,786
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	7,218	6,880
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	5,056	4,813
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	3,238	3,176
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	11,481	11,248
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	2,951	2,958
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	7,397	7,249
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	12,305	12,036
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,705	1,621
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	20,281	19,787
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	3,466	3,505
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	2,039	2,062
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	7,908	7,992
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	12,832	12,970
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	1,451	1,083
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (a)(d)	5,845	5,413
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(d)	53,078	42,918
Uniform Mortgage-Backed Security 3.00% 1/1/2056 (a)(d)	4,335	3,835
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(d)	154	142
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(d)	20,135	19,659
Uniform Mortgage-Backed Security 5.00% 1/1/2056 (a)(d)	23,668	23,607
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(d)	1,089	1,132
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (a)(d)	12,098	12,733
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(d)	27,516	25,355
Uniform Mortgage-Backed Security 4.00% 2/1/2056 (a)(d)	17,770	16,847
		2,904,435

171	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 3.57%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.494% 6/15/2040 (a)(b)(e)	USD11,443	$11,504
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)	11,892	11,486
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.442% 7/15/2041 (a)(b)(e)	1,251	1,254
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	770	764
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	100	98
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)	684	731
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(b)	500	534
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,537	3,702
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	1,018	965
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	295	271
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	2,541	2,522
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)	781	785
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)(b)	3,361	3,507
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)(b)	2,174	2,275
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)	2,774	2,910
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)(b)	7,780	8,150
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (a)(b)(e)	8,476	8,500
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.291% 5/15/2034 (a)(b)(e)	2,183	2,186
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 4.612% 11/15/2036 (a)(b)(e)	10,670	10,664
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (a)(b)(e)	2,778	2,783
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.715% 11/15/2038 (a)(b)(e)	7,785	7,782
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.115% 11/15/2038 (a)(b)(e)	264	264
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.365% 11/15/2038 (a)(b)(e)	78	78
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.715% 11/15/2038 (a)(b)(e)	118	118
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.74% 1/17/2039 (a)(b)(e)	8,600	8,597
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (a)(b)(e)	26,909	27,302
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.442% 8/15/2041 (a)(b)(e)	7,715	7,740
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(b)(e)	28,535	28,830
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(b)(e)	25,957	26,020
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.641% 7/15/2041 (a)(b)(e)	1,514	1,518
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.392% 8/15/2041 (a)(b)(e)	5,461	5,460
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(e)	19,044	19,637
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	244	243
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(b)(e)	8,924	9,165
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(e)	966	996
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(e)	1,121	1,157
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (a)(b)(e)	862	893
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	200	198
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(b)(e)	7,301	7,455
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (a)(b)(e)	9,486	9,514
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)(b)	2,432	2,494
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (a)(b)(e)	1,508	1,513
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(b)(e)	10,443	10,568
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	400	395
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	100	98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,536	1,414
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (a)(b)(e)	8,260	8,278
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(b)(e)	15,120	15,694
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (a)(b)(e)	1,478	1,497
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (a)(b)(e)	24,720	25,650
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (a)(b)(e)	28,416	28,487
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	640	633

American Funds Insurance Series	172

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	USD240	$236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	6,854	6,204
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(b)	2,040	2,024
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (a)(b)(e)	13,015	13,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	59	58
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	245	243
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(b)(e)	4,409	4,422
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.142% 5/15/2039 (a)(b)(e)	3,848	3,847
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(e)	4,065	3,639
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 4.944% 11/15/2038 (a)(b)(e)	221	221
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.194% 11/15/2038 (a)(b)(e)	118	118
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (a)(b)(e)	26,882	26,674
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	2,550	2,540
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	1,019	975
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)(b)	5,667	5,970
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	205	204
		405,804

Collateralized mortgage-backed obligations (privately originated) 2.87%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(e)	1,464	1,328
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)	49	47
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	3,728	3,648
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)	11,242	11,004
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(e)	532	504
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(e)	159	157
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	631	582
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(e)	1,869	1,865
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(e)	12,435	12,207
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(e)	4,882	4,673
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(e)	107	101
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(e)	969	884
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.274% 12/25/2042 (a)(b)(e)	411	420
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (a)(b)(e)	2,028	2,067
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (a)(b)(e)	1,083	1,091
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (a)(b)(e)	517	519
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 1/25/2044 (a)(b)(e)	2,503	2,501
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (a)(b)(e)	507	511
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 2/25/2044 (a)(b)(e)	242	242
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 2/25/2044 (a)(b)(e)	1,053	1,060
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2044 (a)(b)(e)	1,578	1,577
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.924% 9/25/2044 (a)(b)(e)	167	167
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.474% 9/25/2044 (a)(b)(e)	1,584	1,586

173	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (a)(b)(e)	USD1,955	$1,959
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (a)(b)(e)	3,390	3,397
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (a)(b)(e)	5,187	5,202
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(e)	1,632	1,365
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(b)(e)	1,791	1,498
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.824% 6/25/2042 (a)(b)(e)	101	103
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.024% 9/25/2042 (a)(b)(e)	123	124
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.574% 9/25/2042 (a)(b)(e)	1,519	1,585
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.224% 2/25/2044 (a)(b)(e)	2,438	2,440
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2044 (a)(b)(e)	10,256	10,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 4.874% 10/25/2044 (a)(b)(e)	62	62
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.324% 10/25/2044 (a)(b)(e)	1,648	1,648
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.974% 5/25/2045 (a)(b)(e)	2,282	2,288
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (a)(b)(e)	6,559	6,560
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	3,684	3,725
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(e)	1,568	1,444
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(e)(f)	655	644
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)	3,828	3,748
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(e)(f)	13,470	13,613
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(b)(e)	537	548
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)	591	592
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(e)	1,805	1,808
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(b)(e)	1,819	1,679
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)	17,976	18,016
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(e)(f)	3,098	3,108
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.637% 3/25/2053 (a)(b)(e)	2,237	2,233
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.695% 4/25/2053 (a)(b)(e)	1,698	1,685
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(e)(f)	5,345	5,395
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)	2,650	2,674
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	5,910	5,981
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)	5,619	5,690
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)	14,545	14,727
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)	4,358	4,369
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)	16,390	16,559
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(b)(e)	7,668	7,687
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(e)	1,245	1,117
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)	1,077	1,063
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(e)	1,044	1,005
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)	14,298	13,641
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(e)	4,038	3,852
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	2,983	2,892
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.50% 10/17/2041 (a)(b)(e)	6,364	6,389
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)	6,910	6,344
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (a)(b)(e)	3,039	3,071
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)	1,368	1,368
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)	5,017	4,955

American Funds Insurance Series	174

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	USD8,559	$8,592
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)	7,453	7,456
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(e)	3,343	3,324
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)	12,295	12,443
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	5,466	5,541
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(e)(f)	11,832	11,940
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(e)	3,935	3,959
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(e)(f)	19,755	19,928
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(e)(f)	4,404	4,425
		326,475
Total mortgage-backed obligations		3,636,714
Corporate bonds and notes 30.21%
Financials 9.16%
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,836
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	10,152
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,104
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (e)(f)	1,597	1,696
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)	1,995	2,109
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR437	524
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	2,840	3,647
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	4,065	5,061
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	USD359	392
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	1,618	1,661
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	4,927	5,120
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	2,464	2,603
American International Group, Inc. 4.85% 5/7/2030	24,445	25,070
American International Group, Inc. 5.125% 3/27/2033	2,749	2,831
Aon Corp. 5.35% 2/28/2033	1,083	1,128
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,103
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,048
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,651
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,158
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,215
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,866
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,772
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)	1,400	1,377
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	4,295	4,226
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	2,635	2,646
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	3,202	3,055
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)	339	354
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (f)	1,150	1,144
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	24,072	21,536
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	41,179	36,834
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,411
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,909
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	USD2,585	2,617
Block, Inc. 2.75% 6/1/2026	1,975	1,964
Block, Inc. 5.625% 8/15/2030 (e)	1,735	1,771
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (e)(f)	13,134	12,934
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)	3,594	3,403
BPCE SA 0.895% 12/14/2026	JPY100,000	636
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	USD2,150	2,151
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)	5,000	5,307
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (e)(f)	1,285	1,331
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)	1,845	1,929

175	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	USD3,814	$3,917
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (e)(f)	4,503	4,698
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	10,948	11,375
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)	1,900	2,121
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	515	529
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	1,204	1,302
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	2,920	3,110
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	2,445	2,539
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	483
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	2,017
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,503
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,761
Citibank, NA 5.803% 9/29/2028	4,100	4,300
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,801
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	7,800	8,006
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (f)	933	933
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	20,610	21,059
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (f)	3,937	3,574
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (f)	990	907
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	3,090	2,951
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	123	129
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	1,874	1,918
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,890
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,479
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,764
Corebridge Financial, Inc. 4.35% 4/5/2042	361	310
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (e)(f)	2,450	2,445
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (e)(f)	2,990	2,940
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (e)(f)	2,975	2,982
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,305
Deutsche Bank AG 4.10% 1/13/2026	857	857
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	17,595	17,308
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	1,590	1,518
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	3,200	3,265
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (e)(f)	1,200	1,188
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR1,845	2,165
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	4,230	4,954
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	3,855	4,900
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	12,035	15,267
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	390	487
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	USD205	216
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	1,968	2,000
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (f)	11,396	11,964
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)	3,030	3,015
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	13,275	13,046
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	12,997	12,780
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	3,703	3,646
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	5,534	5,505
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)	4,895	4,952
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	20,687	21,617
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	14,659	15,144
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (f)	12,107	12,081
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	3,160	2,319
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	14,232	13,551
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	9,437	8,581
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	2,000	2,064
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	1,680	1,703

American Funds Insurance Series	176

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Intesa Sanpaolo SpA 5.71% 1/15/2026 (e)	USD15,400	$15,408
Intesa Sanpaolo SpA 3.875% 7/14/2027 (e)	6,250	6,235
Intesa Sanpaolo SpA 3.875% 1/12/2028 (e)	1,986	1,973
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (e)(f)	5,100	6,064
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	705	673
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	323	322
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	1,400	1,422
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	20,000	20,213
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	2,678	2,732
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	8,670	8,805
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	11,980	12,022
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	6,480	6,762
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	10,724	11,012
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	6,549	6,643
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (f)	3,870	4,001
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (f)	700	698
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	791	706
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	5,313	4,796
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	19,889	20,526
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	51,163	53,698
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	2,415	2,386
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (e)(f)	1,375	1,420
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	1,625	1,643
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)	200	203
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	1,979	2,084
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,316
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	245
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,985
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (e)(f)	1,405	1,559
MetLife, Inc. 5.375% 7/15/2033	1,279	1,349
Metropolitan Life Global Funding I 5.40% 9/12/2028 (e)	840	870
Metropolitan Life Global Funding I 4.85% 1/8/2029 (e)	2,050	2,093
Metropolitan Life Global Funding I 5.15% 3/28/2033 (e)	619	637
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (f)	6,200	6,114
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (f)	2,225	2,185
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	1,430	1,472
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	763	784
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (f)	1,367	1,349
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)	1,701	1,769
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)	2,020	2,090
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	13,336	13,148
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	350	357
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	21,869	22,369
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	21,784	22,702
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	1,704	1,725
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	4,664	4,810

177	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	USD3,031	$2,665
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (f)	11,313	11,773
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	3,069	3,160
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (f)	23,571	23,371
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,817
MSCI, Inc. 3.25% 8/15/2033 (e)	695	624
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	3,555	3,565
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)	2,170	2,209
Navient Corp. 5.625% 8/1/2033	2,470	2,260
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (e)	2,090	2,139
OneMain Finance Corp. 7.125% 3/15/2026	87	88
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR565	709
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	165	202
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	1,345	1,742
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	USD4,594	4,766
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	12,265	13,887
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	635	670
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,397
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (f)	5,100	5,316
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (f)	3,706	3,792
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (e)(f)	546	577
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,443
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,080
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,089
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	398
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (e)	1,400	1,459
Swedbank AB 6.136% 9/12/2026 (e)	2,100	2,131
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (f)	1,370	1,381
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (f)	2,605	2,647
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	2,396	2,585
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	1,741	1,803
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	4,707	4,866
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	1,586	1,688
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (f)	2,440	2,568
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	2,115	2,142
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	7,300	7,562
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (f)	2,839	2,861
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (f)	1,712	1,827
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (e)(f)	11,200	11,169
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (e)(f)	6,623	6,519
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)	17,490	18,094
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)	14,459	15,109
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (e)(f)	9,636	9,548
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	1,392	1,235
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (e)(f)	20,425	18,972
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (e)(f)	4,038	3,623
UniCredit SpA 4.625% 4/12/2027 (e)	1,395	1,404
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	462
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (f)	6,615	6,573
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	11,151	11,384
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	1,003	980
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	8,357	8,452
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	2,545	2,638

American Funds Insurance Series	178

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	USD7,187	$7,420
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	6,025	6,271
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	4,062	4,499
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	5,719	4,925
		1,040,334

Health care 4.08%
AbbVie, Inc. 5.05% 3/15/2034	18,501	19,019
AbbVie, Inc. 5.35% 3/15/2044	800	791
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,345
AbbVie, Inc. 5.50% 3/15/2064	550	535
Amgen, Inc. 5.15% 3/2/2028	5,326	5,452
Amgen, Inc. 4.05% 8/18/2029	7,429	7,425
Amgen, Inc. 2.45% 2/21/2030	5,131	4,787
Amgen, Inc. 5.25% 3/2/2030	2,854	2,964
Amgen, Inc. 4.20% 3/1/2033	8,502	8,314
Amgen, Inc. 5.25% 3/2/2033	20,793	21,530
Amgen, Inc. 4.875% 3/1/2053	3,360	2,960
Amgen, Inc. 4.40% 2/22/2062	196	153
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	7,170
Baxter International, Inc. 4.45% 2/15/2029	9,503	9,539
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,405
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,156
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,590
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	426
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,252
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,616
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,619
Centene Corp. 4.25% 12/15/2027	14,860	14,782
Centene Corp. 2.45% 7/15/2028	12,410	11,630
Centene Corp. 4.625% 12/15/2029	14,945	14,506
Centene Corp. 3.375% 2/15/2030	15,718	14,489
Cigna Group (The) 5.125% 5/15/2031	2,095	2,166
Cigna Group (The) 5.25% 2/15/2034	3,745	3,858
Cigna Group (The) 6.00% 1/15/2056	1,600	1,646
CVS Health Corp. 5.125% 2/21/2030	1,720	1,768
CVS Health Corp. 5.25% 1/30/2031	960	992
CVS Health Corp. 5.55% 6/1/2031	3,707	3,881
CVS Health Corp. 5.00% 9/15/2032	5,853	5,976
CVS Health Corp. 5.25% 2/21/2033	2,122	2,185
CVS Health Corp. 5.70% 6/1/2034	7,706	8,078
CVS Health Corp. 5.45% 9/15/2035	4,471	4,578
CVS Health Corp. 6.05% 6/1/2054	1,995	1,985
CVS Health Corp. 6.20% 9/15/2055	6,535	6,640
CVS Health Corp. 6.00% 6/1/2063	1,076	1,044
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,377
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,746
Elevance Health, Inc. 4.55% 5/15/2052	271	226
Elevance Health, Inc. 5.125% 2/15/2053	784	710
Elevance Health, Inc. 5.70% 2/15/2055	995	973
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,845
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,923
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,511
HCA, Inc. 5.20% 6/1/2028	4,165	4,268
HCA, Inc. 2.375% 7/15/2031	2,233	2,005
HCA, Inc. 3.625% 3/15/2032	2,400	2,270
HCA, Inc. 4.625% 3/15/2052	226	185
Humana, Inc. 5.375% 4/15/2031	5,530	5,719

179	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Humana, Inc. 5.55% 5/1/2035	USD1,735	$1,772
Humana, Inc. 5.75% 4/15/2054	954	902
Johnson & Johnson 4.80% 6/1/2029	3,970	4,101
Johnson & Johnson 4.90% 6/1/2031	4,175	4,361
Merck & Co., Inc. 1.70% 6/10/2027	3,093	3,014
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,393
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	8,029
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,327
Roche Holdings, Inc. 1.93% 12/13/2028 (e)	7,545	7,164
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	765	763
Roche Holdings, Inc. 2.607% 12/13/2051 (e)	645	395
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	304
Stryker Corp. 4.85% 2/10/2030	1,235	1,269
Stryker Corp. 5.20% 2/10/2035	1,110	1,140
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,303
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,059	29,142
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,485
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	4,097
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,935	3,383
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	725	761
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	26,266	19,898
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	405
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	425
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,958
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,633
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,348
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	986
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	786
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	388
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,283
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	60
Viatris, Inc. 4.00% 6/22/2050	1,761	1,173
		463,458

Consumer discretionary 3.73%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (e)	3,110	3,124
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)	335	331
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,685
Amazon.com, Inc. 3.45% 4/13/2029	600	593
Amazon.com, Inc. 4.65% 11/20/2035	4,048	4,033
Amazon.com, Inc. 5.45% 11/20/2055	10,475	10,231
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,625
Amazon.com, Inc. 4.10% 4/13/2062	470	363
Amazon.com, Inc. 5.55% 11/20/2065	4,765	4,626
BMW US Capital, LLC 3.45% 4/1/2027 (e)	1,075	1,069
BMW US Capital, LLC 3.70% 4/1/2032 (e)	1,350	1,286
Carnival Corp. 5.125% 5/1/2029 (e)	3,500	3,541
Carnival Corp. 5.75% 8/1/2032 (e)	5,880	6,042
Carnival Corp. 6.125% 2/15/2033 (e)	4,115	4,251
Ford Motor Co. 3.25% 2/12/2032	620	547
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	857
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	762
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,795	4,822
Ford Motor Credit Co., LLC 4.271% 1/9/2027	13,882	13,815
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,185
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,940	1,971
Ford Motor Credit Co., LLC 4.125% 8/17/2027	37,170	36,884
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,931

American Funds Insurance Series	180

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 7.35% 11/4/2027	USD1,674	$1,748
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,608
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,119
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	800
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	1,001
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,889
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,872
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,452
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,454
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,089
Ford Motor Credit Co., LLC 4.00% 11/13/2030	18,420	17,402
Ford Motor Credit Co., LLC 6.05% 3/5/2031	12,074	12,420
Ford Motor Credit Co., LLC 3.625% 6/17/2031	3,037	2,784
Ford Motor Credit Co., LLC 6.054% 11/5/2031	19,460	19,961
Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,167	3,403
Ford Motor Credit Co., LLC 6.125% 3/8/2034	12,096	12,297
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,637
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,579
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,324
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,251
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	3,013
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,903
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,647
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,859
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,655
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,138
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,728
Hyundai Capital America 1.30% 1/8/2026 (e)	6,000	5,997
Hyundai Capital America 5.50% 3/30/2026 (e)	705	707
Hyundai Capital America 1.50% 6/15/2026 (e)	7,475	7,390
Hyundai Capital America 1.65% 9/17/2026 (e)	7,275	7,158
Hyundai Capital America 3.00% 2/10/2027 (e)	9,000	8,903
Hyundai Capital America 5.275% 6/24/2027 (e)	1,650	1,678
Hyundai Capital America 2.375% 10/15/2027 (e)	7,543	7,325
Hyundai Capital America 5.60% 3/30/2028 (e)	1,385	1,426
Hyundai Capital America 5.30% 6/24/2029 (e)	1,523	1,568
Hyundai Capital America 5.15% 3/27/2030 (e)	25,720	26,370
Hyundai Capital America 5.40% 6/24/2031 (e)	3,365	3,484
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (e)	3,695	3,684
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,549
Marriott International, Inc. 4.90% 4/15/2029	653	668
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,405
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,344
McDonald’s Corp. 4.95% 3/3/2035	786	797
McDonald’s Corp. 4.45% 3/1/2047	3,535	3,027
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,165
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)	267	252
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	8,860	9,423
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	10,252	10,299
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,314
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,824
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,655
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	732
Travel + Leisure Co. 6.625% 7/31/2026 (e)	675	682
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (e)	1,635	1,657
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (e)	5,190	5,577
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (e)	410	413
		424,080

181	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Utilities 3.30%
AEP Texas, Inc. 3.45% 5/15/2051	USD1,380	$937
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,111
Alabama Power Co. 3.00% 3/15/2052	3,219	2,095
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)	410	331
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	445
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,127
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	857
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)	2,400	2,361
Comision Federal de Electricidad 4.688% 5/15/2029 (e)	3,655	3,623
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,581
DTE Energy Co. 5.10% 3/1/2029	7,900	8,098
DTE Energy Co. 3.00% 3/1/2032	259	240
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	320
Duke Energy Florida, LLC 5.875% 11/15/2033	370	400
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,158
Duke Energy Florida, LLC 3.00% 12/15/2051	293	191
Duke Energy Florida, LLC 5.95% 11/15/2052	575	597
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,738
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,577
Duke Energy Progress, LLC 2.50% 8/15/2050	644	377
Edison International 4.125% 3/15/2028	6,768	6,696
Edison International 6.95% 11/15/2029	1,575	1,678
Electricite de France SA 5.65% 4/22/2029 (e)	1,420	1,479
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR2,800	3,217
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (e)(f)	USD1,575	1,838
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,984
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (e)	1,310	1,302
Entergy Louisiana, LLC 4.20% 9/1/2048	5,637	4,561
Eversource Energy 5.00% 1/1/2027	3,415	3,446
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,418
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,677
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,711
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,987
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,203
Georgia Power Co. 4.95% 5/17/2033	1,845	1,882
Georgia Power Co. 5.25% 3/15/2034	3,200	3,305
Georgia Power Co. 3.70% 1/30/2050	190	143
Jersey Central Power & Light Co. 2.75% 3/1/2032 (e)	525	472
NiSource, Inc. 5.40% 6/30/2033	650	675
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,543
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,824
Pacific Gas and Electric Co. 2.10% 8/1/2027	2,026	1,965
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	7,000
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,466
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,595
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,960
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	35,312
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	19,464
Pacific Gas and Electric Co. 6.40% 6/15/2033	11,619	12,552
Pacific Gas and Electric Co. 6.95% 3/15/2034	1,294	1,440
Pacific Gas and Electric Co. 5.80% 5/15/2034	3,581	3,721
Pacific Gas and Electric Co. 3.30% 8/1/2040	10,340	7,854
Pacific Gas and Electric Co. 3.50% 8/1/2050	15,807	10,679
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,410	2,321
PacifiCorp 3.30% 3/15/2051	325	209
PacifiCorp 2.90% 6/15/2052	586	344
PacifiCorp 5.80% 1/15/2055	7,735	7,224
PECO Energy Co. 5.25% 9/15/2054	1,775	1,680

American Funds Insurance Series	182

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Public Service Electric and Gas Co. 3.20% 5/15/2029	USD6,000	$5,850
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,246
Public Service Electric and Gas Co. 5.50% 3/1/2055	1,503	1,476
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,179
Southern California Edison Co. 3.65% 3/1/2028	225	222
Southern California Edison Co. 5.30% 3/1/2028	3,601	3,679
Southern California Edison Co. 4.20% 3/1/2029	7,286	7,244
Southern California Edison Co. 2.85% 8/1/2029	7,498	7,112
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,884
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,527
Southern California Edison Co. 5.45% 6/1/2031	8,795	9,106
Southern California Edison Co. 5.20% 6/1/2034	5,196	5,226
Southern California Edison Co. 5.45% 3/1/2035	1,845	1,872
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,702
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,496
Southern California Edison Co. 5.625% 2/1/2036	7,051	7,138
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,748
Southern California Edison Co. 2.95% 2/1/2051	738	451
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,531
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,372
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,294
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	461
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	785
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	238
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,370
		374,200

Communication services 2.48%
Alphabet, Inc. 4.70% 11/15/2035	2,576	2,578
Alphabet, Inc. 5.35% 11/15/2045	2,455	2,441
Alphabet, Inc. 5.45% 11/15/2055	5,534	5,433
Alphabet, Inc. 5.70% 11/15/2075	6,080	5,989
AT&T, Inc. 1.70% 3/25/2026	17,807	17,718
AT&T, Inc. 1.65% 2/1/2028	4,700	4,481
AT&T, Inc. 4.30% 2/15/2030	15,940	15,966
AT&T, Inc. 2.55% 12/1/2033	12,748	10,884
AT&T, Inc. 5.40% 2/15/2034	442	458
AT&T, Inc. 4.50% 5/15/2035	174	167
CCO Holdings, LLC 5.125% 5/1/2027 (e)	9,505	9,497
CCO Holdings, LLC 4.75% 2/1/2032 (e)	1,265	1,157
CCO Holdings, LLC 4.25% 1/15/2034 (e)	3,875	3,299
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,420
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,453
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,029
Charter Communications Operating, LLC 5.85% 12/1/2035	1,302	1,299
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,270
Charter Communications Operating, LLC 4.80% 3/1/2050	5,134	3,860
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,592
Charter Communications Operating, LLC 3.90% 6/1/2052	6,148	3,974
Charter Communications Operating, LLC 5.25% 4/1/2053	1,065	844
Charter Communications Operating, LLC 6.70% 12/1/2055	1,058	1,015
Comcast Corp. 3.15% 2/15/2028	7,200	7,088
Comcast Corp. 4.55% 1/15/2029	1,610	1,636
Comcast Corp. 4.80% 5/15/2033	1,841	1,857
Comcast Corp. 2.887% 11/1/2051	18	11
Comcast Corp. 5.65% 6/1/2054	3,313	3,108
Comcast Corp. 5.50% 5/15/2064	250	224
Discovery Communications, LLC 3.625% 5/15/2030	1,125	979

183	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Meta Platforms, Inc. 4.20% 11/15/2030	USD152	$152
Meta Platforms, Inc. 4.60% 11/15/2032	11,473	11,569
Meta Platforms, Inc. 4.875% 11/15/2035	13,299	13,286
Meta Platforms, Inc. 5.50% 11/15/2045	4,233	4,113
Meta Platforms, Inc. 5.625% 11/15/2055	9,090	8,731
Meta Platforms, Inc. 5.75% 11/15/2065	4,352	4,155
News Corp. 5.125% 2/15/2032 (e)	1,300	1,282
SBA Tower Trust 1.631% 11/15/2026 (e)	6,741	6,596
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	675	661
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	12,000	11,059
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,399
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,986
T-Mobile USA, Inc. 4.95% 3/15/2028	705	719
T-Mobile USA, Inc. 4.80% 7/15/2028	175	178
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,784
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,426
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,643
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,117
T-Mobile USA, Inc. 5.05% 7/15/2033	832	849
T-Mobile USA, Inc. 5.75% 1/15/2034	730	775
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,566
T-Mobile USA, Inc. 6.00% 6/15/2054	920	940
T-Mobile USA, Inc. 5.50% 1/15/2055	406	385
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	8,053
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,611
Verizon Communications, Inc. 2.355% 3/15/2032	4,786	4,219
Verizon Communications, Inc. 4.75% 1/15/2033	7,614	7,610
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,529
Verizon Communications, Inc. 3.55% 3/22/2051	625	444
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,970
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	356	354
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	22,605	19,871
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	12,281	8,674
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,030	681
ZipRecruiter, Inc. 5.00% 1/15/2030 (e)	490	385
		281,499

Industrials 1.78%
ADT Security Corp. 4.125% 8/1/2029 (e)	510	499
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (e)	730	613
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	565	460
Air Lease Corp. 2.875% 1/15/2026	10,172	10,167
Air Lease Corp. 2.20% 1/15/2027	4,341	4,254
Air Lease Corp. 5.20% 7/15/2031	3,650	3,711
BAE Systems PLC 5.00% 3/26/2027 (e)	1,200	1,215
BAE Systems PLC 5.125% 3/26/2029 (e)	3,482	3,584
BAE Systems PLC 5.25% 3/26/2031 (e)	2,156	2,242
BAE Systems PLC 5.30% 3/26/2034 (e)	570	590
Boeing Co. (The) 2.75% 2/1/2026	11,211	11,198
Boeing Co. (The) 2.196% 2/4/2026	9,781	9,763
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,382
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,683
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,326
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,618
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,891
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,600
Boeing Co. (The) 5.15% 5/1/2030	25,342	26,048
Boeing Co. (The) 3.625% 2/1/2031	751	722

American Funds Insurance Series	184

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 6.388% 5/1/2031	USD5,632	$6,114
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,528
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	434
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,196
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (e)	1,260	1,280
CSX Corp. 4.10% 11/15/2032	1,886	1,852
CSX Corp. 5.20% 11/15/2033	1,333	1,388
CSX Corp. 4.50% 11/15/2052	4,470	3,797
General Dynamics Corp. 3.75% 5/15/2028	479	480
General Dynamics Corp. 3.625% 4/1/2030	387	380
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,173
LG Energy Solution, Ltd. 5.25% 4/2/2028 (e)	13,205	13,464
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)	2,690	2,674
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,798
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,394
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,938
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,014
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,428
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	558
RTX Corp. 3.125% 5/4/2027	4,551	4,505
RTX Corp. 4.125% 11/16/2028	4,974	4,995
RTX Corp. 5.75% 1/15/2029	410	429
RTX Corp. 6.00% 3/15/2031	550	593
RTX Corp. 2.375% 3/15/2032	451	403
RTX Corp. 6.10% 3/15/2034	401	439
RTX Corp. 2.82% 9/1/2051	665	415
RTX Corp. 3.03% 3/15/2052	1,190	777
RTX Corp. 6.40% 3/15/2054	1,006	1,108
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (e)	2,550	2,319
TransDigm, Inc. 6.25% 1/31/2034 (e)	2,405	2,497
Triton Container International, Ltd. 3.15% 6/15/2031 (e)	2,482	2,240
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,174
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,173
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,108
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,824
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,172
Union Pacific Corp. 2.95% 3/10/2052	1,405	898
Union Pacific Corp. 5.60% 12/1/2054	470	469
Waste Management, Inc. 1.50% 3/15/2031	419	366
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,234
		201,609

Energy 1.64%
Antero Resources Corp. 5.375% 3/1/2030 (e)	280	284
APA Corp. 4.25% 1/15/2030	2,465	2,423
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	395	409
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,117
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,640
Cenovus Energy, Inc. 5.25% 6/15/2037	289	281
Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
Chevron Corp. 2.954% 5/16/2026	3,365	3,355
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	22,400	23,266
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (e)	268	284
Devon Energy Corp. 5.75% 9/15/2054	2,068	1,902
Ecopetrol SA 8.875% 1/13/2033	15,325	16,377
Energy Transfer, LP 5.25% 7/1/2029	979	1,008
Energy Transfer, LP 6.40% 12/1/2030	479	518

185	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Enterprise Products Operating, LLC 4.60% 1/15/2031	USD5,332	$5,399
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,483
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,177
Equinor ASA 3.625% 9/10/2028	4,928	4,916
Equinor ASA 3.125% 4/6/2030	20,000	19,285
Equinor ASA 3.25% 11/18/2049	5,687	3,970
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,619
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,676
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	7,490	7,844
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)	1,470	1,503
Occidental Petroleum Corp. 6.625% 9/1/2030	5,120	5,516
Occidental Petroleum Corp. 5.55% 10/1/2034	5,200	5,307
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (e)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (e)	1,715	1,693
Oleoducto Central SA 4.00% 7/14/2027	350	346
Petroleos Mexicanos 6.50% 1/23/2029	22,614	22,990
Petroleos Mexicanos 8.75% 6/2/2029	14,185	15,216
Petroleos Mexicanos 6.84% 1/23/2030	11,164	11,344
Shell Finance US, Inc. 2.75% 4/6/2030	377	358
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	809	817
Sunoco, LP 5.625% 3/15/2031 (e)	595	600
TotalEnergies Capital International SA 3.455% 2/19/2029	885	872
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,400
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (e)	2,395	2,448
		186,662

Consumer staples 1.60%
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,585
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,352
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,710
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,206
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,265
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,391
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,701
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,427
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,153
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,684
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,492
BAT Capital Corp. 5.65% 3/16/2052	120	114
BAT International Finance PLC 1.668% 3/25/2026	4,070	4,048
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,949
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,449
Constellation Brands, Inc. 4.35% 5/9/2027	890	894
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,646
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,320
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,987
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,822
Coty, Inc. 5.60% 1/15/2031 (e)	2,726	2,753
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,346
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)	24,345	24,547
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,926
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	589
Mars, Inc. 4.80% 3/1/2030 (e)	4,670	4,774
Mars, Inc. 5.00% 3/1/2032 (e)	3,640	3,753
Mars, Inc. 5.20% 3/1/2035 (e)	15,670	16,112
Mars, Inc. 5.65% 5/1/2045 (e)	2,371	2,391
Mars, Inc. 5.70% 5/1/2055 (e)	13,235	13,193
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,509

American Funds Insurance Series	186

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.25% 9/7/2028	USD2,800	$2,894
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,015
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,805
Philip Morris International, Inc. 4.75% 11/1/2031	830	848
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,720
Walmart, Inc. 4.90% 4/28/2035	1,013	1,042
Walmart, Inc. 4.50% 4/15/2053	1,416	1,253
		181,665

Information technology 1.06%
Analog Devices, Inc. 2.10% 10/1/2031	270	240
Analog Devices, Inc. 5.05% 4/1/2034	717	741
Analog Devices, Inc. 2.80% 10/1/2041	521	385
Broadcom, Inc. 5.05% 7/12/2027	2,545	2,592
Broadcom, Inc. 4.00% 4/15/2029 (e)	609	607
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,242
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,383
Broadcom, Inc. 4.15% 4/15/2032 (e)	630	617
Broadcom, Inc. 3.469% 4/15/2034	11,652	10,628
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,065
Broadcom, Inc. 3.137% 11/15/2035 (e)	847	730
Broadcom, Inc. 4.926% 5/15/2037 (e)	2,879	2,843
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,028
Cisco Systems, Inc. 5.05% 2/26/2034	843	868
Cisco Systems, Inc. 5.10% 2/24/2035	2,675	2,750
Cisco Systems, Inc. 5.30% 2/26/2054	784	752
Fair Isaac Corp. 6.00% 5/15/2033 (e)	1,300	1,339
Intel Corp. 3.05% 8/12/2051	1,530	942
Intel Corp. 5.60% 2/21/2054	7,880	7,280
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,441
Oracle Corp. 1.65% 3/25/2026	4,867	4,837
Oracle Corp. 4.80% 8/3/2028	615	618
Oracle Corp. 4.45% 9/26/2030	2,610	2,554
Oracle Corp. 5.25% 2/3/2032	1,340	1,340
Oracle Corp. 4.80% 9/26/2032	5,105	4,930
Oracle Corp. 5.50% 8/3/2035	2,374	2,327
Oracle Corp. 5.20% 9/26/2035	6,715	6,436
Oracle Corp. 5.875% 9/26/2045	2,800	2,530
Oracle Corp. 6.00% 8/3/2055	5,970	5,269
Oracle Corp. 5.95% 9/26/2055	9,220	8,175
Oracle Corp. 6.10% 9/26/2065	2,295	2,026
Roper Technologies, Inc. 5.10% 9/15/2035	1,813	1,827
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,829
Synopsys, Inc. 5.70% 4/1/2055	8,055	7,999
		120,170

Materials 0.72%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,192
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	143
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,050	4,134
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	700	272
Celanese US Holdings, LLC 6.665% 7/15/2027	6,297	6,495
Celanese US Holdings, LLC 6.85% 11/15/2028	3,575	3,743
Celanese US Holdings, LLC 6.83% 7/15/2029	13,862	14,553
Celanese US Holdings, LLC 7.05% 11/15/2030	4,530	4,777
Celanese US Holdings, LLC 6.879% 7/15/2032	800	833
Celanese US Holdings, LLC 7.20% 11/15/2033	1,031	1,090

187	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	USD834	$845
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (e)	7,250	7,653
Dow Chemical Co. (The) 5.35% 3/15/2035	129	128
Dow Chemical Co. (The) 5.65% 3/15/2036	66	66
Dow Chemical Co. (The) 5.55% 11/30/2048	142	125
Dow Chemical Co. (The) 6.90% 5/15/2053	62	64
Dow Chemical Co. (The) 5.60% 2/15/2054	764	665
LYB International Finance III, LLC 5.125% 1/15/2031	469	471
LYB International Finance III, LLC 5.50% 3/1/2034	745	737
LYB International Finance III, LLC 5.875% 1/15/2036	5,210	5,188
NOVA Chemicals Corp. 8.50% 11/15/2028 (e)	205	215
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	300	294
POSCO 5.75% 1/17/2028 (e)	745	768
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,494
		81,945

Real estate 0.66%
American Tower Corp. 3.65% 3/15/2027	1,375	1,370
Boston Properties, LP 2.90% 3/15/2030	4,630	4,346
Boston Properties, LP 3.25% 1/30/2031	463	435
Boston Properties, LP 2.55% 4/1/2032	1,674	1,462
Boston Properties, LP 2.45% 10/1/2033	1,335	1,105
Boston Properties, LP 6.50% 1/15/2034	10,849	11,689
Boston Properties, LP 5.75% 1/15/2035	11,874	12,219
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,064
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,412
COPT Defense Properties, LP 2.90% 12/1/2033	564	482
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)	395	368
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,953
FibraSOMA 4.375% 7/22/2031 (e)	1,475	1,301
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	1,755	1,763
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	2,755	2,680
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	3,135	2,987
Iron Mountain, Inc. 5.25% 3/15/2028 (e)	3,020	3,038
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	675	667
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,147
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (e)	4,683	4,969
Prologis, LP 4.875% 6/15/2028	1,040	1,066
Prologis, LP 4.75% 6/15/2033	1,409	1,423
Prologis, LP 5.125% 1/15/2034	6,175	6,350
Prologis, LP 5.00% 3/15/2034	360	367
Prologis, LP 5.25% 6/15/2053	117	112
Service Properties Trust 3.95% 1/15/2028	1,710	1,616
Service Properties Trust 8.625% 11/15/2031 (e)	3,040	3,199
		74,590
Total corporate bonds and notes		3,430,212
U.S. Treasury bonds & notes 24.98%
U.S. Treasury 24.19%
U.S. Treasury 3.625% 5/15/2026	1,926	1,927
U.S. Treasury 4.625% 6/30/2026	198	199
U.S. Treasury 4.375% 7/31/2026	271	272
U.S. Treasury 0.75% 8/31/2026	8,871	8,710
U.S. Treasury 4.625% 11/15/2026	3,589	3,621
U.S. Treasury 4.00% 1/15/2027	3,741	3,759
U.S. Treasury 1.875% 2/28/2027	4,000	3,926
U.S. Treasury 2.625% 5/31/2027	43,530	43,009

American Funds Insurance Series	188

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 11/15/2027	USD105,830	$103,496
U.S. Treasury 6.125% 11/15/2027	24,000	25,141
U.S. Treasury 3.375% 11/30/2027	241	240
U.S. Treasury 3.375% 12/31/2027	477,291	476,377
U.S. Treasury 1.125% 2/29/2028	9,895	9,412
U.S. Treasury 4.00% 2/29/2028	4,750	4,800
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 1.00% 7/31/2028	5,630	5,283
U.S. Treasury 1.125% 8/31/2028	13,555	12,735
U.S. Treasury 5.25% 11/15/2028	5,700	5,964
U.S. Treasury 3.50% 12/15/2028	199,754	199,527
U.S. Treasury 2.375% 5/15/2029	4,070	3,915
U.S. Treasury 4.00% 7/31/2029	334	338
U.S. Treasury 3.875% 12/31/2029	44,049	44,426
U.S. Treasury 3.75% 5/31/2030	13,300	13,335
U.S. Treasury 4.125% 8/31/2030	11,215	11,414
U.S. Treasury 3.625% 9/30/2030	90,415	90,087
U.S. Treasury 4.875% 10/31/2030	92,133	96,812
U.S. Treasury 3.625% 12/31/2030	390,618	388,833
U.S. Treasury 4.125% 10/31/2031	1,408	1,431
U.S. Treasury 4.125% 11/30/2031	985	1,000
U.S. Treasury 4.125% 11/15/2032	114	115
U.S. Treasury 3.875% 12/31/2032	97,978	97,588
U.S. Treasury 4.375% 5/15/2034	100	102
U.S. Treasury 4.00% 11/15/2035 (h)	279,661	275,859
U.S. Treasury 4.25% 5/15/2039	125,497	123,105
U.S. Treasury 1.375% 11/15/2040	24,540	15,963
U.S. Treasury 1.875% 2/15/2041	24,272	16,986
U.S. Treasury 4.75% 2/15/2041	75,066	76,525
U.S. Treasury 2.00% 11/15/2041	57	40
U.S. Treasury 2.375% 2/15/2042	2,701	1,992
U.S. Treasury 3.25% 5/15/2042	10,848	9,065
U.S. Treasury 4.625% 11/15/2045	135,934	133,003
U.S. Treasury 3.00% 2/15/2049	124,633	92,014
U.S. Treasury 2.875% 5/15/2049	19,228	13,825
U.S. Treasury 2.875% 5/15/2052	990	694
U.S. Treasury 4.00% 11/15/2052	7,328	6,368
U.S. Treasury 4.125% 8/15/2053	213	189
U.S. Treasury 4.75% 8/15/2055 (h)	299,333	294,934
U.S. Treasury 4.625% 11/15/2055	29,639	28,616
		2,746,985

U.S. Treasury inflation-protected securities 0.79%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (i)	6,136	6,080
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	7,763	7,367
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (i)	32,118	32,048
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (i)	—	— (c)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (i)	6,206	4,840
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (i)	2,329	2,095
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (i)	38,874	36,904
		89,334
Total U.S. Treasury bonds & notes		2,836,319
Asset-backed obligations 4.39%
Other asset-backed securities 2.53%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	9,848	9,876
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	11,785	11,804

189	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	USD3,485	$3,491
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)	331	331
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(e)	6,839	6,867
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(e)	4,747	4,785
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)	4,471	4,531
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(e)	114	113
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(e)	2,926	2,782
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(e)	337	324
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)	643	645
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	5,912	5,968
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)	11,152	11,364
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	13,267	12,589
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(e)	5,184	4,903
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(e)	581	578
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	44	44
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	18,279	15,529
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	1,884	1,593
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(e)	3,362	2,137
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(e)	364	236
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	5,923	4,814
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(e)	1,898	1,184
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	14,807	14,622
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	6,495	6,325
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)	4,137	4,154
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)	1,386	1,310
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)	2,826	2,675
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(e)	255	237
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	234	220
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)	7,169	7,280
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(e)	3,764	3,793
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)	1,315	1,262
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	996	937
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(e)	111	101
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)	1,655	1,592
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)	6,116	5,728
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)	1,695	1,597
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(e)	1,428	1,334
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	8,887	8,995
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(e)	443	445
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	5,615	5,652
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	3,178	3,039
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	50,765	42,529
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)	3,741	3,766
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(e)	5,756	5,781
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	2,314	2,326
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(e)	1,707	1,713
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)	1,546	1,550
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)	2,281	2,299
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)	1,710	1,716
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)	4,558	4,579
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(e)	909	920
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	4,300	4,320
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(e)	735	738
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)	858	862
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(e)	2,088	1,996
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(e)	385	369
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	1,792	1,711
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	1,097	1,074

American Funds Insurance Series	190

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	USD136	$134
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	422	413
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)	486	474
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	793	774
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)	1,746	1,673
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(e)	666	646
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	1,378	1,310
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)	4,449	4,193
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(e)	249	233
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)	3,760	3,566
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(e)	3,080	2,952
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(e)	92	84
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	7,133	6,740
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)	2,496	2,324
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(e)	243	224
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)	5,380	5,478
		287,253

Auto loan 1.26%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (a)	275	277
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027 (a)	23	23
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	2,613	2,609
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)	809	807
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)	208	207
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(e)	426	426
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(e)	3,445	3,405
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(e)	531	525
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(e)	193	191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)	6,724	6,844
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,348	1,371
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)	5,059	5,267
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)	4,665	4,817
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (a)	90	91
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	769	772
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)	231	233
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(e)	172	176
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)	435	440
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)	875	881
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)	799	814
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	455	455
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)	434	435
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	86	86
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)	1,484	1,490
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)	6,817	6,842
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(e)	897	899
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)	58	58
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(e)	7,335	7,391
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	642	639
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (a)	1,028	1,030
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	226	227
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	194	194
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	758	776
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	462	469
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(e)	1,014	1,102
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (a)	435	438
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (a)	597	605
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)	4,218	4,305
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(e)	5,833	5,853

191	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	USD218	$218
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	561	566
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	507	520
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)	1,772	1,779
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(e)	1,066	1,079
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	18	18
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (a)	272	274
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (a)	320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(e)	4,815	4,949
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)	2,703	2,802
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)	3,984	4,185
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)	1,600	1,610
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(e)	948	979
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(e)	330	333
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(e)	1,174	1,152
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	17,770	17,440
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	1,264	1,240
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(e)	859	843
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	3,007	3,073
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	80	80
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (a)	188	189
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (a)	84	85
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (a)	160	163
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)	191	192
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)	174	174
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)	101	101
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	615	616
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(e)	848	856
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	1,361	1,370
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(e)	3,223	3,279
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(e)	714	728
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(e)	623	630
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(e)	483	498
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	123	125
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (a)	707	717
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	351	354
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	111	112
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	204	204
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	700	707
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)	1,082	1,084
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)	334	336
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)	361	367
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (a)(e)	909	910
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)	939	941
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	2,219	2,243
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	1,236	1,265
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(e)	9,559	9,657
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)	8,464	8,557
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	174	175
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (a)	232	235
		143,805

Student loan 0.36%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(e)	6,374	6,450
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)	1,434	1,316
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)	845	763
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)	542	493

American Funds Insurance Series	192

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 5.084% 3/15/2057 (a)(b)(e)	USD14,884	$14,850
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)	141	133
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)	2,397	2,269
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)	5,464	5,184
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (a)(b)(e)	1,816	1,813
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.092% 7/25/2051 (a)(b)(e)	146	146
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (a)(b)(e)	628	635
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(e)	569	585
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	6,322	6,422
		41,059

Credit card 0.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	13,550	13,583
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(e)	2,456	2,463
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(e)	2,416	2,429
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(e)	8,461	8,526
		27,001

Collateralized loan obligations 0.00%
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.09% 7/25/2030 (a)(b)(e)	50	50
Total asset-backed obligations		499,168
Bonds & notes of governments & government agencies outside the U.S. 1.78%
Mexico 1.22%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (e)	74,976	76,464
Eagle Funding LuxCo SARL 5.50% 8/17/2030	7,183	7,326
United Mexican States 6.00% 5/13/2030	2,960	3,107
United Mexican States 6.00% 5/7/2036	32,486	32,998
United Mexican States 6.875% 5/13/2037	3,200	3,422
United Mexican States 7.375% 5/13/2055	14,311	15,452
		138,769

Greece 0.46%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	12,140
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	10,112
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	29,987
		52,239

Dominican Republic 0.08%
Dominican Republic (Government of) 5.95% 1/25/2027 (e)	USD8,100	8,198
Dominican Republic (Government of) 7.05% 2/3/2031 (e)	680	731
		8,929

Poland 0.01%
Poland (Republic of), Series 10Y, 5.75% 11/16/2032	555	597
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	830	845
		1,442

193	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)

Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052	USD580	$461

Paraguay 0.00%
Paraguay (Republic of) 5.00% 4/15/2026	285	287
Total bonds & notes of governments & government agencies outside the U.S.		202,127
Municipals 1.47%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,452

Illinois 1.28%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	65
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	29,238
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,512
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049	865	876
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2025-A, 6.25% 12/1/2050	1,610	1,683
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	102,799	105,401
		145,775

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,763

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	1,640	1,632
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	1,175	1,146
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	460	445
		3,223

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,827

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,490	4,459
Total municipals		166,499
Federal agency bonds & notes 0.10%
Federal National Mortgage Association 2.125% 4/24/2026	11,910	11,855
Loans 0.06%
Financials 0.06%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(e)(g)(j)	6,407	6,359
Total bonds, notes & other debt instruments (cost: $10,859,504,000)		10,789,253

American Funds Insurance Series	194

The Bond Fund of America (continued)
Common stocks 0.00%	Shares	Value (000)
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (e)	555	$13
FORESEA Holding SA, Class B (e)	61	1
Total common stocks (cost: $8,000)		14
Short-term securities 5.50%
Money market investments 5.50%
Capital Group Central Cash Fund 3.79% (k)(l)	6,241,739	624,236
Total short-term securities (cost: $624,125,000)		624,236
Total investment securities 100.51% (cost: $11,483,637,000)		11,413,503
Other assets less liabilities (0.51)%		(57,477)
Net assets 100.00%		$11,356,026
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	62	2/2/2026	USD24,898	$8
30 Day Federal Funds Futures	Long	548	3/2/2026	220,142	9
3 Month SOFR Futures	Long	57	3/18/2026	13,724	(9)
3 Month SOFR Futures	Long	103	9/16/2026	24,898	(25)
2 Year U.S. Treasury Note Futures	Long	14,354	4/6/2026	2,996,958	(497)
5 Year U.S. Treasury Note Futures	Long	9,930	4/6/2026	1,085,396	(2,942)
10 Year Italy Government Bond Futures	Long	329	3/10/2026	46,466	(141)
10 Year Euro-Bund Futures	Short	1,003	3/10/2026	(150,370)	1,021
10 Year U.S. Treasury Note Futures	Long	949	3/31/2026	106,703	(1,018)
10 Year Ultra U.S. Treasury Note Futures	Short	1,244	3/31/2026	(143,079)	185
20 Year U.S. Treasury Bond Futures	Short	9	3/31/2026	(1,040)	19
30 Year Ultra U.S. Treasury Bond Futures	Long	2,865	3/31/2026	338,070	(5,192)
					$(8,582)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	27,382	JPY	4,230,230	Bank of America	1/15/2026	$338
USD	17,388	EUR	14,926	Morgan Stanley	1/15/2026	(165)
JPY	3,901,364	EUR	21,383	Citibank	1/15/2026	(207)
BRL	24,015	USD	4,403	Citibank	1/23/2026	(48)
USD	53,133	EUR	45,113	HSBC Bank	1/26/2026	48
						$(34)

195	American Funds Insurance Series

The Bond Fund of America (continued)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.39981%	Annual	3/31/2027	USD88,200	$(19)	$—	$(19)
SOFR	Annual	3.2465%	Annual	9/15/2027	USD56,300	66	—	66
SOFR	Annual	3.249%	Annual	9/15/2027	USD56,260	63	—	63
SOFR	Annual	3.34%	Annual	10/3/2027	USD106,170	(30)	—	(30)
SOFR	Annual	3.2715%	Annual	10/17/2027	USD43,510	37	—	37
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	734	—	734
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(372)	—	(372)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	32	—	32
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	(14)	—	(14)
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	(20)	—	(20)
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	(23)	—	(23)
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	(29)	—	(29)
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	(33)	—	(33)
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	(70)	—	(70)
SOFR	Annual	3.965%	Annual	11/14/2029	USD30,465	(631)	—	(631)
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	(157)	—	(157)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	(160)	—	(160)
SOFR	Annual	3.4415%	Annual	2/28/2030	USD18,470	(24)	—	(24)
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	(42)	—	(42)
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	(79)	—	(79)
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	(79)	—	(79)
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	(151)	—	(151)
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	(73)	—	(73)
SOFR	Annual	3.325%	Annual	5/31/2030	USD27,360	108	—	108
SOFR	Annual	3.2175%	Annual	9/18/2030	USD15,786	158	—	158
SOFR	Annual	3.2385%	Annual	9/18/2030	USD8,168	74	—	74
SOFR	Annual	3.2145%	Annual	9/18/2030	USD3,938	40	—	40
SOFR	Annual	3.2155%	Annual	9/18/2030	USD3,938	40	—	40
SOFR	Annual	3.237%	Annual	10/24/2030	USD26,480	254	—	254
3.488%	Annual	SOFR	Annual	6/17/2031	USD21,160	3	—	3
3.43574%	Annual	SOFR	Annual	6/17/2031	USD24,673	(54)	—	(54)
SOFR	Annual	3.48%	Annual	10/2/2032	USD22,935	156	—	156
SOFR	Annual	3.4815%	Annual	10/2/2032	USD22,954	154	—	154
SOFR	Annual	3.482%	Annual	10/2/2032	USD22,361	149	—	149
SOFR	Annual	3.34%	Annual	10/24/2032	USD19,580	304	—	304
SOFR	Annual	3.475%	Annual	11/3/2032	USD27,370	204	—	204
SOFR	Annual	3.50061%	Annual	11/3/2032	USD27,360	162	—	162
SOFR	Annual	3.486%	Annual	11/15/2032	USD18,500	127	—	127
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	85	—	85
SOFR	Annual	3.665%	Annual	8/15/2035	USD14,000	127	—	127
SOFR	Annual	3.648%	Annual	10/2/2035	USD20,270	233	—	233
TONAR	Annual	1.52125%	Annual	10/6/2035	JPY1,100,000	210	—	210
TONAR	Annual	1.52%	Annual	10/6/2035	JPY400,000	77	—	77
TONAR	Annual	1.51812%	Annual	10/7/2035	JPY2,185,658	422	—	422
SOFR	Annual	3.6775%	Annual	10/8/2035	USD20,240	186	—	186
TONAR	Annual	1.4925%	Annual	10/8/2035	JPY368,643	77	—	77
SOFR	Annual	3.663%	Annual	10/9/2035	USD14,500	150	—	150
TONAR	Annual	1.53%	Annual	10/9/2035	JPY370,941	69	—	69
TONAR	Annual	1.5225%	Annual	10/10/2035	JPY375,998	72	—	72
TONAR	Annual	1.51%	Annual	10/14/2035	JPY375,998	75	—	75
TONAR	Annual	1.491%	Annual	10/15/2035	JPY375,998	79	—	79
TONAR	Annual	1.475%	Annual	10/16/2035	JPY231,314	51	—	51

American Funds Insurance Series	196

The Bond Fund of America (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.504%	Annual	10/24/2035	USD14,510	$344	$—	$344
SOFR	Annual	3.66593%	Annual	11/3/2035	USD20,280	214	—	214
SOFR	Annual	3.79168%	Annual	6/17/2036	USD27,050	109	—	109
SOFR	Annual	3.801%	Annual	6/17/2036	USD23,409	76	—	76
SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	1,300	—	1,300
SOFR	Annual	4.137%	Annual	7/28/2045	USD4,100	16	—	16
SOFR	Annual	4.052%	Annual	11/15/2053	USD6,880	146	—	146
2.477%	Annual	TONAR	Annual	10/6/2055	JPY200,000	(92)	—	(92)
2.47825%	Annual	TONAR	Annual	10/6/2055	JPY500,000	(228)	—	(228)
2.47%	Annual	TONAR	Annual	10/7/2055	JPY904,764	(423)	—	(423)
2.5425%	Annual	TONAR	Annual	10/8/2055	JPY153,945	(57)	—	(57)
SOFR	Annual	3.953%	Annual	10/9/2055	USD6,960	257	—	257
2.57%	Annual	TONAR	Annual	10/9/2055	JPY155,295	(52)	—	(52)
2.515%	Annual	TONAR	Annual	10/10/2055	JPY156,196	(64)	—	(64)
2.52%	Annual	TONAR	Annual	10/14/2055	JPY156,646	(63)	—	(63)
2.50%	Annual	TONAR	Annual	10/15/2055	JPY156,196	(67)	—	(67)
2.51625%	Annual	TONAR	Annual	10/16/2055	JPY96,259	(39)	—	(39)
SOFR	Annual	3.8185%	Annual	10/24/2055	USD13,760	824	—	824
4.13862%	Annual	SOFR	Annual	6/17/2056	USD6,555	(42)	—	(42)
4.097%	Annual	SOFR	Annual	6/17/2056	USD5,701	(76)	—	(76)
						$4,801	$—	$4,801
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$1,285	$—	$1,285
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	578	—	578
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	152	—	152
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	(63)	—	(63)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(81)	—	(81)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(102)	—	(102)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(106)	—	(106)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(118)	—	(118)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(184)	—	(184)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(200)	—	(200)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(289)	—	(289)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(293)	—	(293)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(307)	—	(307)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(582)	—	(582)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(588)	—	(588)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(607)	—	(607)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,400	(49)	—	(49)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,625	(51)	—	(51)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL41,625	(136)	—	(136)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	BRL80,500	(187)	—	(187)
							$(1,928)	$—	$(1,928)

197	American Funds Insurance Series

The Bond Fund of America (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD183,800	$(14,043)	$(13,869)	$(174)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (m) (000)	Value at 12/31/2025 (n) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD67,870	$1,538	$1,546	$(8)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 5.50%
Money market investments 5.50%
Capital Group Central Cash Fund 3.79% (k)	$730,121	$5,041,681	$5,147,668	$284	$(182)	$624,236	$32,185

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Amount less than one thousand.
(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,803,804,000, which represented 15.88% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $85,685,000, which represented 0.75% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,359,000, which represented 0.06% of the net assets of the fund.

(k)	Rate represents the seven-day yield at 12/31/2025.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(n)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series	198

The Bond Fund of America (continued)

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

199	American Funds Insurance Series

Capital World Bond Fund®
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 90.93%	Principal amount (000)	Value (000)
Euros 20.50%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,125
Albania (Republic of) 4.75% 2/14/2035	2,290	2,729
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	642
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	124
Altria Group, Inc. 3.125% 6/15/2031	800	929
American Tower Corp. 0.45% 1/15/2027	2,525	2,908
American Tower Corp. 0.875% 5/21/2029	1,470	1,616
Amprion Gmbh 4.125% 9/7/2034	2,600	3,153
Amprion Gmbh 3.875% 6/5/2036	1,800	2,112
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,310
AT&T, Inc. 1.60% 5/19/2028	2,350	2,698
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,211
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,110
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	700	877
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	329
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	5,000	5,993
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027) (a)	2,800	3,331
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	869
BMS Ireland Capital Funding DAC 3.857% 11/10/2038	290	336
BMS Ireland Capital Funding DAC 4.289% 11/10/2045	220	254
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	1,680	1,930
BPCE SA 4.50% 1/13/2033	1,400	1,728
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,112
Bulgaria (Republic of) 3.375% 7/18/2035	1,340	1,552
Coca-Cola Co. 3.375% 8/15/2037	155	177
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,348
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,145
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,441
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,305
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	297
Dow Chemical Co. (The) 1.125% 3/15/2032	827	835
Egypt (Arab Republic of) 5.625% 4/16/2030	300	352
Electricite de France SA 4.25% 1/25/2032	1,300	1,602
Electricite de France SA 4.00% 5/7/2037	500	583
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	5,000	5,744
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,538
Enel Finance International NV 4.00% 2/20/2031	465	567
Engie SA 3.875% 1/6/2031	1,000	1,215
Equinor ASA 1.375% 5/22/2032	3,650	3,841
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	304
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (a)	2,030	2,537
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,613
European Investment Bank 0.25% 1/20/2032	2,075	2,106
European Investment Bank 1.50% 6/15/2032	1,000	1,088
European Investment Bank 2.875% 1/12/2033	4,500	5,300
European Investment Bank 2.875% 1/15/2035	395	458
European Union 0.25% 10/22/2026	610	707
European Union 2.875% 12/6/2027	1,060	1,261
European Union 2.875% 10/5/2029	170	203
European Union 2.50% 10/14/2030	1,375	1,607
European Union 3.125% 12/4/2030	190	228
European Union 0% 7/4/2031	705	716
European Union 2.75% 12/13/2032	2,010	2,343
European Union 3.25% 7/4/2034	380	453
European Union 0% 7/4/2035	220	191
European Union 3.375% 12/12/2035	10,230	12,201
European Union 3.625% 12/12/2040	9,495	11,123
European Union 3.75% 10/12/2045	635	736

American Funds Insurance Series	200

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
European Union 0.70% 7/6/2051	EUR3,000	$1,724
European Union 3.375% 10/5/2054	540	562
European Union 4.00% 10/12/2055	2,070	2,400
Finland (Republic of) 3.00% 9/15/2033	2,370	2,792
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,137
French Republic O.A.T. 0.75% 2/25/2028	980	1,114
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,119
French Republic O.A.T. 0% 11/25/2030	19,550	20,068
French Republic O.A.T. 0% 5/25/2032	2,120	2,056
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,467
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,225
French Republic O.A.T. 3.00% 11/25/2034	4,430	5,039
French Republic O.A.T. 0.50% 5/25/2040	600	440
French Republic O.A.T. 0.75% 5/25/2052	180	93
French Republic O.A.T. 3.75% 5/25/2056	400	414
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,668
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,583
Germany (Federal Republic of) 1.70% 8/15/2032	930	1,034
Germany (Federal Republic of) 2.50% 2/15/2035	23,125	26,485
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,203
Germany (Federal Republic of) 0% 8/15/2050	1,200	609
Germany (Federal Republic of) 2.90% 8/15/2056	1,190	1,247
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	750
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	773
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	2,089
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,943
Greece (Hellenic Republic of) 3.625% 6/15/2035	2,895	3,455
Greece (Hellenic Republic of) 4.125% 6/15/2054	640	734
Hungary (Republic of) 4.875% 3/22/2040	305	358
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,558
Ireland (Republic of) 2.60% 10/18/2034	1,820	2,073
Ireland (Republic of) 3.00% 10/18/2043	1,130	1,245
Ireland (Republic of) 3.15% 10/18/2055	755	791
Italy (Republic of) 3.10% 8/28/2026	3,425	4,052
Italy (Republic of) 1.35% 4/1/2030	7	8
Italy (Republic of) 2.70% 10/1/2030	1,365	1,600
Italy (Republic of) 3.25% 11/15/2032	2,595	3,075
Italy (Republic of) 4.20% 3/1/2034	1,430	1,791
Italy (Republic of) 3.65% 8/1/2035	5,600	6,685
Italy (Republic of) 3.85% 10/1/2040	2,180	2,549
Italy (Republic of) 4.30% 10/1/2054	4,875	5,687
Johnson & Johnson 3.35% 2/26/2037	360	414
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,406
Lithuania (Republic of) 2.125% 6/1/2032	2,665	2,942
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,919
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	120
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,802
Metropolitan Life Global Funding I 0.55% 6/16/2027 (b)	2,000	2,287
MPT Finance Corp. 7.00% 2/15/2032	100	123
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	2,725	2,989
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (a)	185	211
Ontario (Province of) 3.25% 7/3/2035	2,420	2,816
Orange 3.50% 5/19/2035	1,600	1,856
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,947
Philip Morris International, Inc. 2.75% 6/6/2029	770	899
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	414
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	907
Portugal (Republic of) 0.475% 10/18/2030	350	375
Portugal (Republic of) 3.00% 6/15/2035	1,720	1,998
Portugal (Republic of) 3.375% 6/15/2040	715	822
Portugal (Republic of) 3.625% 6/12/2054	685	755

201	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Euros (continued)
Prysmian SpA 3.875% 11/28/2031	EUR435	$524
Romania 2.125% 3/7/2028	500	579
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	571
Shell International Finance BV 1.50% 4/7/2028	2,000	2,299
Slovak Republic, Series 250, 3.75% 3/6/2034	640	773
Spain (Kingdom of) 0% 1/31/2028	900	1,012
Spain (Kingdom of) 1.40% 7/30/2028	1,650	1,898
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,156
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,428
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,289
Spain (Kingdom of) 3.55% 10/31/2033	5,005	6,082
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,347
Spain (Kingdom of) 3.20% 10/31/2035	510	595
Spain (Kingdom of) 1.90% 10/31/2052	1,010	775
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	229
Stryker Corp. 1.00% 12/3/2031	450	466
T-Mobile USA, Inc. 3.15% 2/11/2032	1,705	1,984
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	2,079
Treasury Corp. of Victoria 3.625% 9/29/2040	2,230	2,571
United Mexican States 3.50% 9/19/2029	650	763
Verallia SAS 3.875% 11/4/2032	4,500	5,161
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,914
		303,335

Japanese yen 7.20%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	637
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,534
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,869
Japan, Series 474, 0.70% 7/1/2027	762,850	4,845
Japan, Series 352, 0.10% 9/20/2028	2,585,750	16,016
Japan, Series 356, 0.10% 9/20/2029	1,029,800	6,266
Japan, Series 116, 2.20% 3/20/2030	576,100	3,787
Japan, Series 362, 0.10% 3/20/2031	514,000	3,041
Japan, Series 374, 0.80% 3/20/2034	68,200	399
Japan, Series 30, 0.005% 3/10/2035 (c)	646,511	4,027
Japan, Series 152, 1.20% 3/20/2035	1,239,550	7,390
Japan, Series 21, 2.30% 12/20/2035	720,000	4,696
Japan, Series 162, 0.60% 9/20/2037	1,966,150	10,429
Japan, Series 173, 0.40% 6/20/2040	270,900	1,282
Japan, Series 179, 0.50% 12/20/2041	196,950	903
Japan, Series 182, 1.10% 9/20/2042	619,850	3,096
Japan, Series 186, 1.50% 9/20/2043	1,341,900	7,016
Japan, Series 188, 1.60% 3/20/2044	69,000	363
Japan, Series 192, 2.40% 3/20/2045	1,387,100	8,201
Japan, Series 53, 0.60% 12/20/2046	781,600	3,136
Japan, Series 37, 0.60% 6/20/2050	694,500	2,460
Japan, Series 73, 0.70% 12/20/2051	1,568,700	5,419
Japan, Series 74, 1.00% 3/20/2052	246,100	926
Japan, Series 76, 1.40% 9/20/2052	5,800	24
Japan, Series 79, 1.20% 6/20/2053	612,200	2,395
Japan, Series 81, 1.60% 12/20/2053	168,700	732
Japan, Series 84, 2.10% 9/20/2054	958,150	4,694
		106,583

British pounds 4.42%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,098
Electricite de France SA 5.50% 3/27/2037	900	1,174
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,089
Quebec (Province of) 2.25% 9/15/2026	1,870	2,493

American Funds Insurance Series	202

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
British pounds (continued)
United Kingdom 0.125% 1/30/2026	GBP425	$572
United Kingdom 4.25% 12/7/2027	3,785	5,161
United Kingdom 1.625% 10/22/2028	3,690	4,706
United Kingdom 4.125% 7/22/2029	2,015	2,741
United Kingdom 4.75% 12/7/2030	4,770	6,678
United Kingdom 0.25% 7/31/2031	12,845	14,159
United Kingdom 1.00% 1/31/2032	7,120	8,017
United Kingdom 4.25% 6/7/2032	1,310	1,782
United Kingdom 3.25% 1/31/2033	1,090	1,380
United Kingdom 0.625% 7/31/2035	210	199
United Kingdom 0.875% 1/31/2046	4,917	3,125
United Kingdom 3.75% 10/22/2053	1,870	1,980
United Kingdom 4.375% 7/31/2054	5,570	6,584
United Kingdom 2.50% 7/22/2065	3,313	2,495
		65,433

Brazilian reais 2.30%
Brazil (Federative Republic of) 0% 1/1/2026	BRL102,863	18,761
Brazil (Federative Republic of) 10.00% 1/1/2031	17,384	2,788
Brazil (Federative Republic of) 10.00% 1/1/2035	43,767	6,549
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,152	351
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	27,098	4,307
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	8,019	1,254
		34,010

South Korean won 1.81%
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	KRW4,513,500	3,150
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,550
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,797
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	13,445
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	5,519,130	3,804
		26,746

Chinese yuan renminbi 1.76%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY39,540	5,590
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	176
China (People’s Republic of), Series INBK, 1.57% 5/15/2032	17,280	2,448
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,230	3,431
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	54,910	8,127
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	800	140
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,740	781
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	788
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	834
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	28,690	3,791
		26,106

Australian dollars 1.58%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,096
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,189
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,766
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,570
Treasury Corp. of Victoria 5.50% 9/15/2039	19,544	12,734
		23,355

203	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Indian rupees 1.29%
Asian Development Bank 6.72% 2/8/2028	INR144,700	$1,617
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	891
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	379
European Bank for Reconstruction and Development 6.75% 3/14/2031	248,500	2,745
European Bank for Reconstruction and Development 6.75% 1/13/2032	547,100	6,083
European Investment Bank 6.95% 3/1/2029	46,200	519
European Investment Bank 7.40% 10/23/2033	388,300	4,468
Inter-American Development Bank 7.00% 1/25/2029	18,000	202
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,412
Korea Development Bank 6.75% 7/1/2030	73,000	805
		19,121

Canadian dollars 1.26%
Canada (Government) 3.50% 3/1/2028	CAD15,013	11,134
Canada (Government) 3.25% 12/1/2033	7,330	5,334
Canada (Government) 2.75% 12/1/2048	3,500	2,142
		18,610

Malaysian ringgits 1.22%
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR5,412	1,368
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	6,143	1,559
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,588	2,601
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	657
Malaysia (Federation of), Series 0223, 4.291% 8/14/2043	9,030	2,350
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	35,614	9,149
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	1,277	361
		18,045

Hungarian forints 1.11%
Hungary (Republic of) 3.00% 8/21/2030	HUF2,824,560	7,500
Hungary (Republic of) 4.50% 5/27/2032	1,731,010	4,742
Hungary (Republic of) 4.75% 11/24/2032	1,494,300	4,117
		16,359

Indonesian rupiah 0.52%
Indonesia (Republic of), Series FR84, 7.25% 2/15/2026	IDR22,733,000	1,370
Indonesia (Republic of), Series FR64, 6.125% 5/15/2028	1,556,000	95
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	26,010,000	1,725
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	2,930,000	185
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,826
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	6,937,000	475
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	32,954,000	2,079
		7,755

Mexican pesos 0.44%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	798
America Movil, SAB de CV, 9.50% 1/27/2031	41,870	2,369
America Movil, SAB de CV, 10.30% 1/30/2034	19,710	1,156
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,100
United Mexican States, Series M, 8.00% 7/31/2053	21,739	1,031
		6,454

American Funds Insurance Series	204

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Danish kroner 0.43%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK46,626	$6,029
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,461	299
		6,328

Colombian pesos 0.30%
Colombia (Republic of), Series B, 7.25% 10/18/2034	COP11,132,100	2,098
Colombia (Republic of), Series B, 11.75% 1/24/2035	4,779,600	1,183
Colombia (Republic of), Series B, 7.25% 10/26/2050	7,150,600	1,090
		4,371

South African rand 0.28%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	518
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	59,870	3,703
		4,221

Chilean pesos 0.28%
Chile (Republic of) 1.50% 3/1/2026 (c)	CLP914,184	1,013
Chile (Republic of) 5.00% 10/1/2028	955,000	1,069
Chile (Republic of) 6.00% 4/1/2033	1,720,000	1,992
		4,074

Polish zloty 0.27%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,294
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,766
		4,060

New Zealand dollars 0.20%
New Zealand 4.25% 5/15/2036	NZD3,397	1,915
New Zealand 3.25% 9/20/2050 (c)	1,729	1,025
		2,940

Turkish lira 0.12%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY70,000	1,644
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	12,175	201
		1,845

Philippine pesos 0.08%
Asian Development Bank 5.25% 4/29/2035	PHP45,900	769
Philippines (Republic of) 6.75% 9/15/2032	27,600	491
		1,260

Czech korunas 0.06%
Czech Republic 6.00% 2/26/2026	CZK17,550	857

U.S. dollars 43.50%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	208
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (e)	27	28
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,868
AbbVie, Inc. 5.35% 3/15/2044	75	74
AbbVie, Inc. 5.50% 3/15/2064	150	146
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	54	55

205	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Advance Auto Parts, Inc. 5.95% 3/9/2028	USD45	$46
AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	2,074
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	442	439
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	660	537
AG Issuer, LLC 6.25% 3/1/2028 (e)	165	166
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(e)	1,147	1,218
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	2,985	3,156
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	135
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	200	210
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (g)(h)	65	66
Alfa Transmisora De Energia SA 4.55% 9/27/2051	1,295	1,047
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.014% 4/20/2032 (d)(e)(h)	284	284
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (e)	145	147
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	121
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	187
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (e)	65	67
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	73
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	297
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	208
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,840
Amazon.com, Inc. 5.45% 11/20/2055	578	565
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	103
Amer Sports Co. 6.75% 2/16/2031 (e)	35	37
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,075
Amgen, Inc. 2.20% 2/21/2027	445	437
Amgen, Inc. 5.25% 3/2/2030	981	1,019
Amgen, Inc. 5.25% 3/2/2033	2,687	2,782
Amgen, Inc. 5.65% 3/2/2053	1,284	1,258
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	107
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	108
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.614%) 9.331% 9/1/2027 (g)(h)	95	95
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)	3,541	3,555
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	958	966
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)	537	549
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.216% 9/23/2031 (g)(h)	144	145
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	247
Aretec Group, Inc. 10.00% 8/15/2030 (e)	45	49
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	26
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	16
AT&T, Inc. 3.50% 9/15/2053	2,070	1,386
ATI, Inc. 7.25% 8/15/2030	60	63
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	122	117
Avient Corp. 6.25% 11/1/2031 (e)	25	26
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(e)	1,817	1,829
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(e)	996	1,037
B&G Foods, Inc. 5.25% 9/15/2027	210	206
B&G Foods, Inc. 8.00% 9/15/2028 (e)	25	25
BAE Systems PLC 5.30% 3/26/2034 (e)	865	896
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031 (e)	20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(h)	219	234
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	1,001
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	442
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	4,040	3,614
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (a)	1,535	1,599
BAT Capital Corp. 3.215% 9/6/2026	955	950
BAT Capital Corp. 4.625% 3/22/2033	188	187

American Funds Insurance Series	206

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
BAT Capital Corp. 5.625% 8/15/2035	USD5,501	$5,733
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	123
Bath & Body Works, Inc. 6.875% 11/1/2035	75	76
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	3,056	3,382
Becton, Dickinson and Co. 4.298% 8/22/2032	320	316
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	400	396
Block, Inc. 5.625% 8/15/2030 (e)	40	41
Block, Inc. 6.50% 5/15/2032	240	250
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(h)	1,070	1,113
BMW US Capital, LLC 4.15% 4/9/2030 (e)	900	895
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(e)	700	663
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(e)	1,275	1,166
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,519
Boeing Co. (The) 3.625% 2/1/2031	718	690
Boeing Co. (The) 6.388% 5/1/2031	723	785
Boeing Co. (The) 6.528% 5/1/2034	457	506
Boeing Co. (The) 5.805% 5/1/2050	50	49
Boeing Co. (The) 6.858% 5/1/2054	526	591
Boost Newco Borrower, LLC 7.50% 1/15/2031 (e)	25	27
Borr IHC, Ltd. 10.00% 11/15/2028 (e)	277	279
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	44
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	106
Braskem Netherlands Finance BV 4.50% 1/31/2030	2,228	873
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,329	913
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	206
Braskem Netherlands Finance BV 7.25% 2/13/2033	793	308
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(e)	1,348	1,360
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	2,002
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,162
Broadcom, Inc. 4.00% 4/15/2029 (e)	250	249
Broadcom, Inc. 3.469% 4/15/2034	746	680
Broadcom, Inc. 3.137% 11/15/2035 (e)	185	159
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (e)	63	63
Brown & Brown, Inc. 5.25% 6/23/2032	100	102
Brown & Brown, Inc. 6.25% 6/23/2055	70	73
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	229
BWX Technologies, Inc. 4.125% 4/15/2029 (e)	175	171
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,772
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(h)	3,685	3,723
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (d)(e)(h)	3,368	3,376
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	66
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	46
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	1,633	1,697
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	262
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	721
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (e)	90	86
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	156	156
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(h)	614	604
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(h)	90	90
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	801	815
Caturus Energy, LLC 8.50% 2/15/2030 (e)	15	16
CCO Holdings, LLC 5.125% 5/1/2027 (e)	125	125
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	129
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	226
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	143
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	129
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	47

207	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Centene Corp. 2.45% 7/15/2028	USD40	$37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	56
Central Garden & Pet Co. 4.125% 10/15/2030	74	71
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	104
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,613
Charter Communications Operating, LLC 5.85% 12/1/2035	641	640
Charter Communications Operating, LLC 4.80% 3/1/2050	384	289
Charter Communications Operating, LLC 3.70% 4/1/2051	188	119
Charter Communications Operating, LLC 3.90% 6/1/2052	458	296
Charter Communications Operating, LLC 5.25% 4/1/2053	17	13
Charter Communications Operating, LLC 6.70% 12/1/2055	3,618	3,472
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	24
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	1,130	1,115
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	195
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	371
Cipher Compute, LLC 7.125% 11/15/2030 (e)	35	36
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(h)	805	839
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(h)	1,240	1,279
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	442
Civitas Resources, Inc. 8.75% 7/1/2031 (e)	90	93
Civitas Resources, Inc. 9.625% 6/15/2033 (e)	15	16
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	44
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	5	5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	104
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	72
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	235	238
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	175	182
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,196
CNX Resources Corp. 7.25% 3/1/2032 (e)	110	115
Coca-Cola Co. 4.65% 8/14/2034	336	343
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	76
Colombia (Republic of) 3.875% 4/25/2027	350	347
Colombia (Republic of) 7.375% 4/25/2030	2,400	2,540
Colombia (Republic of) 3.125% 4/15/2031	3,000	2,607
Colombia (Republic of) 8.00% 11/14/2035	347	371
Comcast Corp. 4.80% 5/15/2033	4,100	4,137
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	198	183
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	67	60
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	63
Connect Finco SARL 9.00% 9/15/2029 (e)	200	212
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.174% 5/25/2043 (d)(e)(h)	1,032	1,052
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.424% 5/25/2043 (d)(e)(h)	804	844
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.774% 6/25/2043 (d)(e)(h)	503	508
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.974% 6/25/2043 (d)(e)(h)	305	317
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.574% 7/25/2043 (d)(e)(h)	326	328
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.674% 1/25/2044 (d)(e)(h)	206	207
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.524% 5/25/2044 (d)(e)(h)	1,148	1,153
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.874% 2/25/2045 (d)(e)(h)	252	253
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.024% 2/25/2045 (d)(e)(h)	437	438
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	208

American Funds Insurance Series	208

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
COPT Defense Properties, LP 2.75% 4/15/2031	USD1,212	$1,107
Corebridge Financial, Inc. 3.90% 4/5/2032	748	710
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	378
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.331% 6/4/2029 (g)(h)	65	66
Coty, Inc. 4.75% 1/15/2029 (e)	65	64
Coty, Inc. 5.60% 1/15/2031 (e)	355	359
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	70
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (g)(h)	124	126
Crescent Energy Finance, LLC 9.25% 2/15/2028 (e)	128	132
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	160
Crown Castle, Inc. 2.50% 7/15/2031	767	686
CSN Inova Ventures 6.75% 1/28/2028 (b)	2,740	2,542
CSX Corp. 3.80% 4/15/2050	75	57
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	40	42
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,141
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,160
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(i)	9	3
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	133
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	21	21
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	60	61
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 9.102% 8/2/2027 (g)(h)	5	5
DISH Network Corp. 11.75% 11/15/2027 (e)	296	308
Duke Energy Florida, LLC 4.85% 12/1/2035	175	174
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(h)	1,597	1,631
EchoStar Corp. 10.75% 11/30/2029	105	116
Edison International 5.25% 11/15/2028	1,862	1,888
Edison International 5.45% 6/15/2029	75	76
Edison International 6.95% 11/15/2029	350	373
Edison International 5.25% 3/15/2032	705	706
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	529
Electricite de France SA 5.65% 4/22/2029 (e)	800	833
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)	435	508
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	350
Element Solutions, Inc. 3.875% 9/1/2028 (e)	105	103
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	26
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (g)(h)	25	25
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (e)	190	201
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (g)(h)	84	83
Enel Finance International NV 1.625% 7/12/2026 (e)	1,248	1,232
Enel Finance International NV 2.125% 7/12/2028 (e)	1,227	1,167
Enel Finance International NV 4.125% 9/30/2028 (e)	2,125	2,122
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	3,099
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	170
Enviri Corp. 5.75% 7/31/2027 (e)	145	145
EQT Corp. 6.375% 4/1/2029	20	21
EQT Corp. 7.50% 6/1/2030	45	50
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(e)	498	502
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	94
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	150
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (d)	16	16
Expand Energy Corp. 4.875% 4/15/2022 (j)	915	— (k)
Expand Energy Corp. 6.75% 4/15/2029 (e)	30	30
Expand Energy Corp. 5.375% 3/15/2030	55	56
Expand Energy Corp. 4.75% 2/1/2032	15	15
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,472
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	129

209	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	USD51	$54
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	6	5
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	1	1
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (d)	117	116
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	240	203
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (d)	1,365	1,107
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (d)	1,332	1,082
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (d)	3,320	2,697
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (d)	3,753	3,680
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (d)	48	48
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (d)	1,614	1,582
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	86	87
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	188	192
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (d)	407	422
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	19	18
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	495	503
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	15	15
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	53	54
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	27	25
Fannie Mae Pool #CB6626 4.00% 7/1/2053 (d)	28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (d)	398	399
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	202	206
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,443	1,472
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	766	779
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (d)	1,595	1,642
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	400	407
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (d)	1,912	1,968
Fannie Mae Pool #DA4667 6.50% 1/1/2054 (d)	568	590
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	575	584
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	204	207
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	419	425
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (d)	242	249
Fannie Mae Pool #MA5401 3.50% 4/1/2054 (d)	149	138
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	310	316
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	210	216
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (d)	1,575	1,609
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	695	722
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	605	624
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	389	400
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	212	218
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	184	191
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)	23	23
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (d)	3,843	3,921
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	971	991
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	742	766
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	553	568
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	537	552
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	384	400
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (d)	237	243
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	199	206
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	164	169
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	4	5
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (d)	13	14
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	383	390
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	461	479
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (d)	322	331
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	284	292
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	216	223
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	186	192
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	185	190
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (d)	179	185

American Funds Insurance Series	210

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	USD150	$154
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (d)	81	84
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	69	72
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	60	62
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (d)	35	36
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (d)	57	60
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	835	858
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	422	437
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (d)	171	178
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	697	717
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,739	1,736
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	114	116
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	46	46
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	23	23
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)	660	679
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (d)	3,973	3,882
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (d)	594	580
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (d)	87	89
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (d)	429	446
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (d)	4,129	4,344
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (d)	194	184
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (d)	630	615
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	367	367
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (d)	289	275
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	337	337
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	1,042	1,071
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (d)	1,564	1,560
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (d)	377	382
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (d)	349	363
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	727	747
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (d)	73	74
Fannie Mae Pool #DE6152 6.50% 8/1/2055 (d)	151	157
Fannie Mae Pool #DE6383 7.00% 8/1/2055 (d)	425	447
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (d)	186	188
Fannie Mae Pool #MA5962 7.00% 1/1/2056 (d)	338	356
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(h)	315	286
Fertitta Entertainment, LLC 6.75% 1/15/2030 (e)	25	24
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	157
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	32
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (g)(h)	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (b)(g)(h)	26	27
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	45	44
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,757
Flutter Treasury DAC 5.875% 6/4/2031 (e)	200	203
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (d)(e)(h)	483	485
Ford Motor Co. 6.10% 8/19/2032	30	31
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,175	2,209
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	301
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	197
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	193
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,000	3,066
Ford Motor Credit Co., LLC 5.73% 9/5/2030	1,590	1,615
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	118
Ford Motor Credit Co., LLC 6.50% 2/7/2035	3,100	3,213
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	265
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033 (d)	1,680	1,632
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	1,990	1,737
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (d)	184	183
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	586	475

211	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #QE3878 3.50% 6/1/2052 (d)	USD23	$21
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	860	862
Freddie Mac Pool #SD2986 3.50% 9/1/2052 (d)	827	767
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (d)	356	349
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (d)	947	948
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (d)	2,677	2,625
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)	23	21
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	240	244
Freddie Mac Pool #QG6918 3.50% 7/1/2053 (d)	91	84
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	21	21
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	648	659
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	163	170
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	54	55
Freddie Mac Pool #RA9795 4.00% 9/1/2053 (d)	34	32
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	613	631
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (d)	11,766	11,781
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (d)	116	121
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	177	180
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (d)	1,515	1,558
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (d)	920	873
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	88	91
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	119	124
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (d)	260	261
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (d)	14,117	14,417
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	772	789
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	37	39
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	1,019	1,039
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	490	500
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	1,278	1,313
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	480	500
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	469	484
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	310	319
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	305	316
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	193	199
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	160	165
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	3,336	3,397
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	600	612
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	282	292
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	24	25
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	609	619
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	1,012	1,043
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	532	550
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	506	527
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	487	507
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	300	309
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	406	413
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	23	24
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (d)	415	405
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	1,073	1,089
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	502	501
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	321	326
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	12	12
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (d)	21	22
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (d)	926	975
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (d)	237	249
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	58	60
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	49	50
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	149	149
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	526	540
Freddie Mac Pool #QY1579 6.50% 4/1/2055 (d)	81	85
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	311	311

American Funds Insurance Series	212

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (d)	USD206	$209
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	144	148
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (d)	302	318
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	438	437
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (d)	4,994	4,740
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	169	169
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (d)	171	173
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	765	786
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.774% 4/25/2042 (d)(e)(h)	441	452
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 1/25/2045 (d)(e)(h)	200	200
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (e)	25	25
Frontier Communications Holdings, LLC 5.875% 11/1/2029	65	66
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (e)	103	105
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(e)(i)	197	112
FXI Holdings, Inc. 11.00% 11/15/2030 (e)	337	304
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	66
Gartner, Inc. 3.75% 10/1/2030 (e)	70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	951	962
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	63
Georgia (Republic of) 2.75% 4/22/2026 (e)	400	396
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,411
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.072% 11/4/2031 (g)(h)	49	49
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,061
Government National Mortgage Assn. 6.50% 1/1/2056 (d)(l)	1,708	1,766
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	744	555
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	14
Greenko Dutch BV 3.85% 3/29/2026	1,488	1,477
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,723
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	113
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	654
Harvest Midstream I, LP 7.50% 9/1/2028 (e)	25	25
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (d)(e)(h)	1,066	1,068
HCA, Inc. 5.625% 9/1/2028	120	124
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	68
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	32
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	254
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(e)	1,188	1,203
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	234
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	102
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	110
Honduras (Republic of) 6.25% 1/19/2027	653	660
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(e)(h)	1,949	2,023
Howard Hughes Corp. (The) 5.375% 8/1/2028 (e)	175	176
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	190
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	114
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	207
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,700	1,716
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	1,020	1,023
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,283
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,315
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(e)(h)	396	401
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	137
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (g)(h)	3	3

213	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(e)(h)	USD2,712	$2,814
Hyundai Capital America 1.50% 6/15/2026 (e)	2,375	2,348
Hyundai Capital America 1.65% 9/17/2026 (e)	269	265
Hyundai Capital America 2.00% 6/15/2028 (e)	600	569
Hyundai Capital America 4.25% 9/18/2028 (e)	2,577	2,578
Hyundai Capital America 6.50% 1/16/2029 (e)	132	140
Icahn Enterprises, LP 9.75% 1/15/2029	65	65
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	480	481
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	516
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	123
Intel Corp. 3.05% 8/12/2051	740	455
Intel Corp. 5.60% 2/21/2054	168	155
Intercontinental Exchange, Inc. 4.20% 3/15/2031	588	589
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)	1,500	1,784
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.10% 3/15/2042 (d)(e)(h)	3,679	3,688
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)	200	203
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (e)	200	207
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	84
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (e)	80	84
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (a)	1,243	1,240
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	3,441	3,612
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	1,330	1,321
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	742
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (g)(h)	74	75
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (g)(h)	50	49
KB Home 6.875% 6/15/2027	50	51
Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	20
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	231
Kodiak Gas Services, LLC 7.25% 2/15/2029 (e)	10	10
Korea Electric Power Corp. 5.375% 7/31/2026 (e)	1,290	1,300
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,286
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	232
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.293% 12/15/2039 (d)(e)(h)	1,207	1,208
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	197
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	219	220
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	113
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	108
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	108
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	130
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (a)	7,000	6,937
Lockheed Martin Corp. 5.20% 2/15/2064	309	287
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	10	10
LSB Industries, Inc. 6.25% 10/15/2028 (e)	90	90
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (d)(e)(h)	563	563
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,990
Mars, Inc. 5.00% 3/1/2032 (e)	3,575	3,686
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,517
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	282	285

American Funds Insurance Series	214

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Mastercard, Inc. 2.00% 11/18/2031	USD600	$535
Matador Resources Co. 6.50% 4/15/2032 (e)	50	51
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	393	393
Meta Platforms, Inc. 5.50% 11/15/2045	269	261
Meta Platforms, Inc. 5.625% 11/15/2055	576	553
Meta Platforms, Inc. 5.75% 11/15/2065	276	264
Methanex Corp. 5.125% 10/15/2027	55	55
Methanex Corp. 5.25% 12/15/2029	5	5
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,208	1,219
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(d)(e)	1,000	1,003
MGM Resorts International 5.50% 4/15/2027	90	91
Microchip Technology, Inc. 5.05% 2/15/2030	709	724
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)	155	159
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	85	89
Minerva Luxembourg SA 8.875% 9/13/2033	2,161	2,364
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(e)	1,094	1,101
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(e)	539	542
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	472	475
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	1,136	1,145
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	79
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	115	117
Moog, Inc. 4.25% 12/9/2027 (e)	120	119
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	3,700	3,746
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	1,480	1,475
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,260
Motherson Global Investments BV 5.625% 7/11/2029 (e)	595	608
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	37
MSCI, Inc. 3.625% 11/1/2031 (e)	210	197
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (d)(e)(h)	485	492
Murphy Oil Corp. 6.00% 10/1/2032	25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	48
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	168
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)	1,250	1,300
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	143
Navient Corp. 7.875% 6/15/2032	55	58
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,385
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,525
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(h)	515	481
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	31
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	164
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	1,025	1,038
NFE Financing, LLC 12.00% 11/15/2029 (e)(j)	709	206
NGL Energy Operating, LLC 8.125% 2/15/2029 (e)	55	57
NGL Energy Operating, LLC 8.375% 2/15/2032 (e)	70	73
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)	900	934
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)	200	213
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	200	213
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	500	502
Norfolk Southern Corp. 5.35% 8/1/2054	496	474
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	50	49
NOVA Chemicals Corp. 5.25% 6/1/2027 (e)	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	90	96
NuStar Logistics, LP 5.625% 4/28/2027	80	81
Occidental Petroleum Corp. 6.375% 9/1/2028	54	57
OCP SA 3.75% 6/23/2031	500	469
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	273
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	122

215	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
OneMain Finance Corp. 7.125% 9/15/2032	USD25	$26
OneSky Flight, LLC 8.875% 12/15/2029 (e)	35	37
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)	631	637
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	1,222	1,237
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(e)	2,219	2,243
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	2,400	2,421
Open Text Corp. 3.875% 2/15/2028 (e)	25	25
Oracle Corp. 2.65% 7/15/2026	2,327	2,308
Oracle Corp. 3.25% 11/15/2027	1,880	1,840
Oracle Corp. 4.45% 9/26/2030	4,475	4,379
Oracle Corp. 3.95% 3/25/2051	22	14
Oracle Corp. 6.00% 8/3/2055	1,500	1,324
Orange 9.00% 3/1/2031 (a)	2,434	2,930
Owens & Minor, Inc. 6.625% 4/1/2030 (e)	40	26
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	3,000
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	546
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,621
Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,437
PacifiCorp 3.30% 3/15/2051	150	96
PacifiCorp 2.90% 6/15/2052	280	164
PacifiCorp 5.35% 12/1/2053	525	462
PacifiCorp 5.50% 5/15/2054	980	877
PacifiCorp 5.80% 1/15/2055	500	467
Panama (Republic of) 3.75% 4/17/2026	465	466
Panama (Republic of) 7.50% 3/1/2031	2,325	2,583
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	64
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	57
Party City Holdings, Inc. 0% 8/27/2030 (f)	2	— (k)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(e)	1,059	1,066
Performance Food Group, Inc. 5.50% 10/15/2027 (e)	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	109
Petroleos Mexicanos 6.84% 1/23/2030	20,114	20,438
Petroleos Mexicanos 5.95% 1/28/2031	65	63
Petroleos Mexicanos 6.70% 2/16/2032	779	777
Petroleos Mexicanos 6.95% 1/28/2060	55	45
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,151
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	178
PG&E Corp. 5.00% 7/1/2028	235	235
PG&E Corp. 5.25% 7/1/2030	175	174
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	151
Philip Morris International, Inc. 5.125% 11/17/2027	315	322
Philip Morris International, Inc. 2.10% 5/1/2030	634	581
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,663
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,446
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	396
POSCO 4.875% 1/23/2027 (e)	510	514
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	433
Post Holdings, Inc. 6.25% 2/15/2032 (e)	33	34
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	113
Procter & Gamble Co. 3.00% 3/25/2030	338	326
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	902	860
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	403	390
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (a)	2,755	2,696
PT Freeport Indonesia 5.315% 4/14/2032	449	458
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	42

American Funds Insurance Series	216

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	USD10	$10
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (e)(i)	296	285
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)	910	743
Range Resources Corp. 4.75% 2/15/2030 (e)	145	143
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (e)	689	699
Reworld Holding Corp. 4.875% 12/1/2029 (e)	25	24
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	83
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	90	89
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,420	1,464
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	24
Roper Technologies, Inc. 4.45% 9/15/2030	2,900	2,914
Roper Technologies, Inc. 5.10% 9/15/2035	925	932
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	1,700	1,751
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	93
Sabre GLBL, Inc. 11.125% 7/15/2030 (e)	25	21
Sally Holdings, LLC 6.75% 3/1/2032	107	112
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(i)	3,406	3,454
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(e)(i)	464	471
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,763
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,728
Sasol Financing USA, LLC 8.75% 5/3/2029 (b)	1,330	1,355
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	357
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	62	61
Scentre Group Trust 1 3.75% 3/23/2027 (e)	110	110
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(e)	2,846	2,909
Science Applications International Corp. 5.875% 11/1/2033 (e)	10	10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	41
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	115
Sealed Air Corp. 6.125% 2/1/2028 (e)	180	183
Sealed Air Corp. 6.50% 7/15/2032 (e)	123	128
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(e)	123	124
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(e)	630	636
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	768
Service Corp. International 5.75% 10/15/2032	35	36
Service Properties Trust 0% 9/30/2027 (e)	30	27
Service Properties Trust 8.625% 11/15/2031 (e)	60	63
ServiceNow, Inc. 1.40% 9/1/2030	756	666
Sirius XM Radio, LLC 3.125% 9/1/2026 (e)	50	50
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	191
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	39	37
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	102
SK hynix, Inc. 1.50% 1/19/2026	563	562
SLM Corp. 6.50% 1/31/2030	85	88
SM Energy Co. 6.50% 7/15/2028	45	46
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.534% 11/15/2052 (d)(e)(h)	482	487
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	190
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,190
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(e)	1,500	1,546
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.201% 2/17/2042 (d)(e)(h)	216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)	100	101
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,485
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.905% 7/15/2032 (d)(e)(h)	1,439	1,437

217	American Funds Insurance Series

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Stillwater Mining Co. 4.00% 11/16/2026 (b)	USD2,090	$2,077
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	290	285
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.193% 2/15/2042 (d)(e)(h)	6,917	6,863
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,434
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	69	73
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (g)(h)	44	44
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	57
Tenet Healthcare Corp. 6.125% 10/1/2028	17	17
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	461
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	210
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	669
TGS ASA 8.50% 1/15/2030 (e)	200	210
Tidewater, Inc. 9.125% 7/15/2030 (e)	10	11
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	861	848
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	1,022
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,355
Toronto-Dominion Bank (The) 4.783% 12/17/2029	424	435
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,451
TransDigm, Inc. 4.875% 5/1/2029	80	80
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	89
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	47
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	77
TransDigm, Inc. 6.75% 1/31/2034 (e)	140	146
Transocean International, Ltd. 8.75% 2/15/2030 (e)	30	31
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (e)	83	84
Transocean, Inc. 6.80% 3/15/2038	35	30
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(f)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	100
Turkey (Republic of) 7.125% 7/17/2032	1,360	1,440
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	554	557
U.S. Treasury 3.875% 5/31/2027	662	665
U.S. Treasury 3.75% 6/30/2027	30	30
U.S. Treasury 3.625% 8/31/2027 (m)	25,710	25,766
U.S. Treasury 3.50% 10/15/2028	1,281	1,280
U.S. Treasury 3.50% 11/15/2028	1,460	1,458
U.S. Treasury 3.50% 9/30/2029	399	397
U.S. Treasury 4.125% 10/31/2029	328	334
U.S. Treasury 4.00% 5/31/2030	2,995	3,034
U.S. Treasury 3.875% 6/30/2030 (m)	13,418	13,520
U.S. Treasury 3.50% 11/30/2030	1,289	1,276
U.S. Treasury 4.125% 11/30/2031	704	715
U.S. Treasury 3.875% 8/15/2034	540	532
U.S. Treasury 4.625% 2/15/2035	1,681	1,746
U.S. Treasury 4.00% 11/15/2035 (m)	7,207	7,109
U.S. Treasury 1.75% 8/15/2041	4,650	3,144
U.S. Treasury 4.75% 11/15/2043 (m)	2,650	2,654
U.S. Treasury 4.625% 5/15/2044	1,210	1,190
U.S. Treasury 3.00% 8/15/2048 (m)	5,045	3,743
U.S. Treasury 1.25% 5/15/2050	1,625	780
U.S. Treasury 4.75% 11/15/2053 (m)	4,809	4,729
U.S. Treasury 4.25% 2/15/2054	681	617
U.S. Treasury 4.625% 5/15/2054 (m)	1,836	1,772
U.S. Treasury 4.50% 11/15/2054	143	135
U.S. Treasury 4.625% 2/15/2055 (m)	2,915	2,814

American Funds Insurance Series	218

Capital World Bond Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
U.S. Treasury 4.75% 8/15/2055	USD927	$913
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	850	845
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	10,727	11,051
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,539	1,913
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	186	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(m)	2,891	2,600
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)	4,653	4,417
UKG, Inc. 6.875% 2/1/2031 (e)	77	79
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (d)(l)	800	647
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (d)(l)	17	16
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (d)(l)	2,692	2,628
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (d)(l)	164	171
Uniform Mortgage-Backed Security 7.00% 1/1/2056 (d)(l)	3,010	3,168
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (d)(l)	7,290	5,893
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (d)(l)	3,696	3,406
United Mexican States 5.375% 3/22/2033	765	761
United Mexican States 6.00% 5/7/2036	970	985
United Mexican States 6.338% 5/4/2053	425	406
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	85	85
United Rentals (North America), Inc. 3.875% 2/15/2031	130	124
UnitedHealth Group, Inc. 5.30% 6/15/2035	1,450	1,502
UnitedHealth Group, Inc. 5.95% 6/15/2055	1,450	1,490
Univision Communications, Inc. 8.00% 8/15/2028 (e)	110	114
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	240
US Foods, Inc. 4.625% 6/1/2030 (e)	35	35
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	36
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	21
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	78
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (f)(g)(h)(i)(j)	34	11
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (f)(g)(h)(i)(j)	34	11
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (f)(g)(h)(i)(j)	56	18
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	31
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	100
Venture Global LNG, Inc. 8.125% 6/1/2028 (e)	80	81
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	85
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)	50	51
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	59
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	118
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	27
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	87
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	525	532
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(h)	752	757
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(d)(e)	1,418	1,424
Voyager Parent, LLC 9.25% 7/1/2032 (e)	150	159
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	73
Waste Management, Inc. 3.875% 1/15/2029	50	50
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	34	35
Weatherford International, Ltd. 6.75% 10/15/2033 (e)	65	67
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (a)	4,698	4,668
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	200	203
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	157
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	99	100
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	106
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	75
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	74	81
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)	875	887
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	47
		643,640
Total bonds, notes & other debt instruments (cost: $1,378,329,000)		1,345,508

219	American Funds Insurance Series

Capital World Bond Fund® (continued)
Preferred securities 0.01%	Shares	Value (000)
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(f)(n)	48	$80
Total preferred securities (cost: $50,000)		80
Common stocks 0.00%
U.S. dollars 0.00%
Altera Infrastructure, LP (f)	1,441	59
Expand Energy Corp.	45	5
Venator Materials PLC (f)(n)	232	— (k)
Total common stocks (cost: $1,019,000)		64
Rights & warrants 0.00%
U.S. dollars 0.00%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (n)	85	8
Total rights & warrants (cost: $73,000)		8
Investment funds 1.54%
Capital Group Central Corporate Bond Fund (o)	2,674,552	22,734
Total investment funds (cost: $20,987,000)		22,734
Short-term securities 7.71%
Money market investments 7.71%
Capital Group Central Cash Fund 3.79% (o)(p)	1,141,484	114,160
Total short-term securities (cost: $114,142,000)		114,160
Options purchased (equity style) 0.00%
Options purchased (equity style) *		16
Total options purchased (equity style) (cost: $81,000)		16
Total investment securities 100.19% (cost: $1,514,681,000)		1,482,570
Other assets less liabilities (0.19)%		(2,800)
Net assets 100.00%		$1,479,770
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Put
USD/JPY Foreign Currency Options	BNP Paribas	2/18/2026	JPY147.00	USD15,680	$16

American Funds Insurance Series	220

Capital World Bond Fund® (continued)
Options purchased (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Put
10 Year Euro-Bund Futures Option	125	1/23/2026	EUR126.50	EUR12,500	$— (k)
Options written (futures style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
Call
10 Year Euro-Bund Futures Option	(125)	1/23/2026	EUR131.50	EUR(12,500)	$28
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
3 Month SONIA Futures	Short	4	3/18/2026	USD(1,298)	$(2)
3 Month CORRA Futures	Long	866	6/17/2026	154,131	377
3 Month Euro EURIBOR Futures	Long	1	12/14/2026	288	— (k)
2 Year Italy Government Bond Futures	Long	274	3/10/2026	34,561	(61)
2 Year Euro-Schatz Futures	Short	61	3/10/2026	(7,655)	8
2 Year Canadian Government Bond Futures	Long	301	3/31/2026	23,159	(63)
2 Year U.S. Treasury Note Futures	Long	1,141	4/6/2026	238,228	(45)
3 Year Australian Treasury Bond Futures	Long	332	3/17/2026	23,263	16
5 Year Euro-Bobl Futures	Long	384	3/10/2026	52,420	(269)
5 Year Canadian Government Bond Futures	Long	209	3/31/2026	17,251	(152)
5 Year U.S. Treasury Note Futures	Long	482	4/6/2026	52,685	(144)
10 Year Italy Government Bond Futures	Long	82	3/10/2026	11,581	(35)
10 Year French Government Bond Futures	Short	36	3/10/2026	(5,102)	35
10 Year Euro-Bund Futures	Short	416	3/10/2026	(62,367)	460
10 Year Australian Treasury Bond Futures	Long	145	3/16/2026	10,594	50
10 Year Japanese Government Bond Futures	Short	30	3/23/2026	(25,359)	167
10 Year U.S. Treasury Note Futures	Long	161	3/31/2026	18,102	(168)
10 Year Ultra U.S. Treasury Note Futures	Long	69	3/31/2026	7,936	(67)
10 Year UK Gilt Futures	Short	31	3/31/2026	(3,818)	14
10 Year Canadian Government Bond Futures	Short	241	3/31/2026	(21,230)	331
20 Year U.S. Treasury Bond Futures	Long	153	3/31/2026	17,686	(251)
30 Year Euro-Buxl Futures	Short	54	3/10/2026	(6,988)	157
30 Year Ultra U.S. Treasury Bond Futures	Long	186	3/31/2026	21,948	(374)
					$(16)

221	American Funds Insurance Series

Capital World Bond Fund® (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
TRY	137,735	USD	3,157	Citibank	1/7/2026	$35
MYR	8,120	USD	1,986	BNP Paribas	1/8/2026	17
USD	1,377	MYR	5,680	JPMorgan Chase	1/8/2026	(24)
CAD	39,278	USD	28,223	Barclays Bank PLC	1/9/2026	406
GBP	9,385	USD	12,570	Bank of America	1/9/2026	81
USD	2,793	JPY	432,460	Bank of America	1/9/2026	30
CZK	117,510	USD	5,689	Bank of New York Mellon	1/9/2026	28
USD	1,032	BRL	5,550	Goldman Sachs	1/9/2026	22
CZK	49,000	USD	2,366	JPMorgan Chase	1/9/2026	18
USD	1,007	JPY	155,470	Citibank	1/9/2026	14
CZK	156,440	EUR	6,463	JPMorgan Chase	1/9/2026	13
EUR	800	USD	934	HSBC Bank	1/9/2026	7
CHF	1,007	USD	1,271	Bank of America	1/9/2026	2
USD	1,318	IDR	21,992,435	Citibank	1/9/2026	1
COP	135,700	USD	35	Citibank	1/9/2026	— (k)
IDR	14,450,980	USD	869	Goldman Sachs	1/9/2026	(3)
USD	1,002	PHP	59,200	HSBC Bank	1/9/2026	(3)
EUR	2,820	USD	3,319	Bank of America	1/9/2026	(4)
USD	7,053	INR	635,855	HSBC Bank	1/9/2026	(14)
BRL	5,610	USD	1,042	Citibank	1/9/2026	(20)
JPY	331,470	USD	2,145	Barclays Bank PLC	1/9/2026	(27)
USD	1,760	CLP	1,623,750	Citibank	1/9/2026	(43)
USD	5,157	GBP	3,860	Bank of America	1/9/2026	(46)
USD	3,577	COP	13,816,730	Citibank	1/9/2026	(64)
USD	3,707	KRW	5,484,900	Citibank	1/9/2026	(93)
USD	11,254	EUR	9,660	Citibank	1/9/2026	(103)
USD	8,919	KRW	13,061,798	Citibank	1/9/2026	(130)
SEK	46,505	USD	4,947	HSBC Bank	1/12/2026	107
NOK	68,290	USD	6,741	Bank of America	1/12/2026	34
CNH	21,500	USD	3,062	UBS AG	1/12/2026	23
USD	1,972	NZD	3,397	HSBC Bank	1/12/2026	15
EUR	5,100	CAD	8,207	HSBC Bank	1/12/2026	14
HUF	1,284,310	EUR	3,326	JPMorgan Chase	1/12/2026	13
PLN	6,680	EUR	1,573	Citibank	1/12/2026	11
SGD	1,400	USD	1,081	Citibank	1/12/2026	9
AUD	2,017	USD	1,340	HSBC Bank	1/12/2026	6
USD	5,075	PLN	18,215	BNP Paribas	1/12/2026	2
EUR	1,778	RON	9,075	Citibank	1/12/2026	(2)
USD	4,334	HUF	1,419,580	HSBC Bank	1/12/2026	(3)
USD	2,870	SGD	3,690	UBS AG	1/12/2026	(3)
USD	274	PLN	1,000	Citibank	1/12/2026	(4)
USD	2,280	CAD	3,133	HSBC Bank	1/12/2026	(4)
USD	239	ZAR	4,080	Citibank	1/12/2026	(7)
NZD	2,799	USD	1,621	Bank of America	1/12/2026	(9)
USD	2,322	NOK	23,545	HSBC Bank	1/12/2026	(14)
USD	3,684	NOK	37,576	Morgan Stanley	1/12/2026	(45)
USD	5,235	THB	166,360	Citibank	1/12/2026	(50)
USD	14,281	AUD	21,579	Morgan Stanley	1/12/2026	(121)
USD	14,447	HUF	4,788,935	Citibank	1/12/2026	(184)
EUR	22,685	USD	26,423	Goldman Sachs	1/13/2026	254
USD	1,694	EUR	1,440	HSBC Bank	1/13/2026	— (k)
THB	135,185	USD	4,307	UBS AG	1/14/2026	(13)
CNH	859,567	USD	122,304	Standard Chartered Bank	1/15/2026	1,035
USD	5,262	JPY	811,230	Citibank	1/15/2026	76
CNH	11,710	USD	1,667	Goldman Sachs	1/15/2026	13
DKK	46,980	EUR	6,289	HSBC Bank	1/15/2026	2

American Funds Insurance Series	222

Capital World Bond Fund® (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	11,507	DKK	73,090	HSBC Bank	1/15/2026	$(3)
JPY	1,957,390	USD	12,660	Goldman Sachs	1/15/2026	(147)
JPY	3,141,727	USD	20,336	Bank of America	1/15/2026	(251)
EUR	6,922	GBP	6,085	HSBC Bank	1/16/2026	(61)
USD	7,902	GBP	5,910	Citibank	1/16/2026	(64)
GBP	4,060	EUR	4,620	HSBC Bank	1/22/2026	37
USD	8,016	GBP	5,975	Morgan Stanley	1/22/2026	(38)
USD	34,933	BRL	190,062	Citibank	1/23/2026	462
USD	772	BRL	4,280	Citibank	1/23/2026	(4)
BRL	65,500	USD	12,008	Citibank	1/23/2026	(129)
EUR	29,240	USD	34,459	Morgan Stanley	1/26/2026	(53)
EUR	23,116	USD	27,264	Standard Chartered Bank	1/29/2026	(59)
EUR	7,510	USD	8,838	Morgan Stanley	3/16/2026	19
EUR	700	USD	820	Bank of New York Mellon	3/18/2026	6
						$970
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	$(2)	$—	$(2)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	(3)	—	(3)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	53	—	53
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	69	—	69
SOFR	Annual	3.4925%	Annual	8/19/2027	USD67,090	(167)	—	(167)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK396,600	(6)	—	(6)
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN70,510	(156)	—	(156)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD88,350	88	—	88
SOFR	Annual	3.3395%	Annual	9/23/2027	USD67,500	(15)	—	(15)
1.9308%	Annual	Euro STR	Annual	9/24/2027	EUR32,500	(56)	—	(56)
SOFR	Annual	3.2355%	Annual	9/30/2027	USD37,230	50	—	50
SOFR	Annual	3.28%	Annual	12/1/2027	USD4,480	3	—	3
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(90)	—	(90)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(19)	—	(19)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	(41)	—	(41)
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	29	—	29
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	29	—	29
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	29	—	29
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK32,270	(19)	—	(19)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	35	—	35
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK26,280	8	—	8
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,900	6	—	6
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	NOK16,890	5	—	5
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	NOK62,070	20	—	20
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	39	—	39
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	39	—	39
2.2053%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,330	(91)	—	(91)
2.2033%	Annual	6-month EURIBOR	Semi-annual	4/22/2030	EUR6,350	(92)	—	(92)

223	American Funds Insurance Series

Capital World Bond Fund® (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month SEK-STIBOR	Quarterly	2.2732%	Annual	8/14/2030	SEK60,130	$69	$—	$69
2.3523%	Annual	6-month EURIBOR	Semi-annual	8/14/2030	EUR5,570	(52)	—	(52)
3.8108%	Annual	6-month NOK-NIBOR	Semi-annual	8/14/2030	NOK98,800	(114)	—	(114)
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	NOK64,900	27	—	27
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	NOK64,270	3	—	3
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	NOK32,700	— (k)	—	— (k)
3.488%	Annual	SOFR	Annual	6/17/2031	USD941	— (k)	—	— (k)
3.43574%	Annual	SOFR	Annual	6/17/2031	USD1,098	(2)	—	(2)
2.7083%	Annual	6-month EURIBOR	Semi-annual	2/15/2035	EUR7,460	(125)	—	(125)
SOFR	Annual	3.79168%	Annual	6/17/2036	USD1,202	5	—	5
SOFR	Annual	3.801%	Annual	6/17/2036	USD1,040	3	—	3
SOFR	Annual	3.944%	Annual	9/9/2055	USD3,010	116	—	116
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR1,740	139	—	139
SOFR	Annual	3.9305%	Annual	9/23/2055	USD7,440	304	—	304
6-month EURIBOR	Semi-annual	2.9287%	Annual	9/24/2055	EUR3,250	235	—	235
4.13862%	Annual	SOFR	Annual	6/17/2056	USD291	(2)	—	(2)
4.097%	Annual	SOFR	Annual	6/17/2056	USD253	(3)	—	(3)
						$348	$—	$348
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	$(284)	$—	$(284)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	(343)	—	(343)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(600)	—	(600)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(955)	—	(955)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	66	—	66
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL10,600	44	—	44
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	26	—	26
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(513)	—	(513)
							$(2,559)	$—	$(2,559)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD4,422	$(100)	$(99)	$(1)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	EUR23,910	(648)	(603)	(45)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD13,200	(1,009)	(960)	(49)
CDX.EM.44	1.00%	Quarterly	12/20/2030	9,890	106	212	(106)
					$(1,651)	$(1,450)	$(201)

American Funds Insurance Series	224

Capital World Bond Fund® (continued)
Swap contracts (continued)

Credit default swaps  (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 12/31/2025 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
ITRAXX.EUR.XO.44	5.00%	Quarterly	12/20/2030	EUR4,180	$544	$520	$24
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Investment funds 1.54%
Capital Group Central Corporate Bond Fund	$21,147	$1,043	$—	$—	$544	$22,734	$1,043
Short-term securities 7.71%
Money market investments 7.71%
Capital Group Central Cash Fund 3.79% (p)	23,214	581,246	490,311	(6)	17	114,160	3,583
Total 9.25%				$(6)	$561	$136,894	$4,626
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	$5,709	$5,993	0.41%
CSN Inova Ventures 6.75% 1/28/2028	12/5/2025 - 12/11/2025	2,558	2,542	0.17
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,071	2,287	0.15
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	2,013	2,077	0.14
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,337	1,355	0.09
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	9/29/2025	74	81	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (g)(h)	9/13/2023	26	27	0.00 (s)
Total		$13,788	$14,362	0.97%

225	American Funds Insurance Series

Capital World Bond Fund® (continued)
(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $156,400,000, which represented 10.57% of the net assets of the fund.

(f)	Value determined using significant unobservable inputs.
(g)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,355,000, which represented 0.09% of the net assets of the fund.

(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Amount less than one thousand.
(l)	Represents securities transacted on a TBA basis.
(m)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,108,000, which represented 0.95% of the net assets of the fund.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 12/31/2025.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding

REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
STR = Short-Term Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	226

American High-Income Trust®
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 88.59%	Principal amount (000)	Value (000)
Corporate bonds and notes 84.57%
Communication services 14.33%
Altice France 6.50% 4/15/2032 (a)	USD3,080	$2,955
Altice France 6.875% 7/15/2032 (a)	1,295	1,243
Altice France SA 10.00% 1/15/2033 (a)	80	73
CCO Holdings, LLC 5.50% 5/1/2026 (a)	102	102
CCO Holdings, LLC 5.00% 2/1/2028 (a)	1,041	1,033
CCO Holdings, LLC 5.375% 6/1/2029 (a)	720	712
CCO Holdings, LLC 6.375% 9/1/2029 (a)	445	451
CCO Holdings, LLC 4.75% 3/1/2030 (a)	3,281	3,136
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,644	2,491
CCO Holdings, LLC 4.25% 2/1/2031 (a)	3,164	2,909
CCO Holdings, LLC 7.375% 3/1/2031 (a)	70	72
CCO Holdings, LLC 4.75% 2/1/2032 (a)	3,163	2,893
CCO Holdings, LLC 4.50% 5/1/2032	2,669	2,397
CCO Holdings, LLC 4.50% 6/1/2033 (a)	3,357	2,942
CCO Holdings, LLC 4.25% 1/15/2034 (a)	5,497	4,679
Charter Communications Operating, LLC 4.80% 3/1/2050	437	329
Charter Communications Operating, LLC 3.70% 4/1/2051	473	299
Charter Communications Operating, LLC 3.90% 6/1/2052	950	614
Charter Communications Operating, LLC 5.25% 4/1/2053	577	457
Charter Communications Operating, LLC 3.85% 4/1/2061	175	104
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	670	671
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	430	427
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	925	972
Connect Finco SARL 9.00% 9/15/2029 (a)	7,980	8,475
CSC Holdings, LLC 5.50% 4/15/2027 (a)	230	197
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)	285	78
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	2,109	2,123
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	2,865	2,902
Discovery Communications, LLC 4.125% 5/15/2029	300	290
DISH Network Corp. 11.75% 11/15/2027 (a)	11,088	11,547
EchoStar Corp. 10.75% 11/30/2029	5,568	6,162
EchoStar Corp. 6.75% Cash 11/30/2030 (b)	5,450	5,590
Embarq, LLC 7.995% 6/1/2036	4,729	1,962
Frontier Communications Holdings, LLC 5.875% 10/15/2027 (a)	445	448
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	3,655	3,685
Frontier Communications Holdings, LLC 5.875% 11/1/2029	2,625	2,659
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	3,161	3,217
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	225	238
Gray Media, Inc. 10.50% 7/15/2029 (a)	3,591	3,868
Gray Media, Inc. 4.75% 10/15/2030 (a)	791	614
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,538	1,905
Gray Media, Inc. 9.625% 7/15/2032 (a)	3,093	3,212
Lamar Media Corp. 4.00% 2/15/2030	260	252
Lamar Media Corp. 3.625% 1/15/2031	360	339
Lamar Media Corp. 5.375% 11/1/2033 (a)	450	448
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	3,296	840
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	883	922
News Corp. 3.875% 5/15/2029 (a)	310	301
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	3,780	3,755
Paramount Global 7.875% 7/30/2030	130	141
Paramount Global 6.875% 4/30/2036	490	483
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	280	258
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,120	1,171
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	1,760	1,750
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	700	704
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	3,484	3,410
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	510	514
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,380	3,217
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	5,536	5,102

227	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Snap, Inc. 6.875% 3/1/2033 (a)	USD1,540	$1,597
Stagwell Global, LLC 5.625% 8/15/2029 (a)	1,010	986
TEGNA, Inc. 5.00% 9/15/2029	1,151	1,142
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,180	2,259
Univision Communications, Inc. 4.50% 5/1/2029 (a)	4,970	4,778
Univision Communications, Inc. 7.375% 6/30/2030 (a)	2,552	2,603
Univision Communications, Inc. 8.50% 7/31/2031 (a)	995	1,040
Univision Communications, Inc. 9.375% 8/1/2032 (a)	3,805	4,092
Verizon Communications, Inc. 2.355% 3/15/2032	21	19
Verizon Communications, Inc. 4.75% 1/15/2033	79	79
Verizon Communications, Inc. 5.75% 11/30/2045	19	19
Verizon Communications, Inc. 5.875% 11/30/2055	48	47
Verizon Communications, Inc. 6.00% 11/30/2065	22	22
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,265	1,306
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	550	502
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	360	358
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	2,821	2,745
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	2,970	2,611
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	6,878	4,858
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	326	216
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,498	1,443
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	957	919
WMG Acquisition Corp. 3.00% 2/15/2031 (a)	225	210
Ziggo BV 4.875% 1/15/2030 (a)	215	203
		148,846

Energy 12.21%
3R Lux SARL 9.75% 2/5/2031 (a)	675	695
Aker BP ASA 5.25% 10/30/2035 (a)	195	191
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	575	580
Archrock Partners, LP 6.25% 4/1/2028 (a)	255	257
Archrock Partners, LP 6.625% 9/1/2032 (a)	520	537
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	1,855	1,867
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	1,175	1,219
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	1,150	1,191
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,210	1,198
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	125	131
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	40	43
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	2,010	2,023
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	646	644
California Resources Corp. 8.25% 6/15/2029 (a)	520	544
Caturus Energy, LLC 8.50% 2/15/2030 (a)	1,080	1,126
Chord Energy Corp. 6.75% 3/15/2033 (a)	990	1,024
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	1,220	1,273
Civitas Resources, Inc. 5.00% 10/15/2026 (a)	585	586
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	740	763
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	585	614
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	2,207	2,292
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	290	313
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	280	273
CNX Resources Corp. 6.00% 1/15/2029 (a)	1,754	1,768
CNX Resources Corp. 7.375% 1/15/2031 (a)	931	968
CNX Resources Corp. 7.25% 3/1/2032 (a)	2,160	2,256
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	405	406
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	890	866
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	1,950	2,030
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	907	939
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	1,635	1,586

American Funds Insurance Series	228

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	USD1,215	$1,154
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	495	492
Diamond Foreign Asset Co. 8.50% 10/1/2030 (a)	420	446
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,408	1,390
DT Midstream, Inc. 4.375% 6/15/2031 (a)	307	301
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	775	766
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	1,040	1,009
Energy Transfer, LP 6.00% 2/1/2029 (a)	55	56
EQT Corp. 6.375% 4/1/2029	185	192
EQT Corp. 4.75% 1/15/2031	1,350	1,359
EQT Corp. 3.625% 5/15/2031 (a)	290	273
Expand Energy Corp. 4.875% 4/15/2022 (c)	4,300	1
Expand Energy Corp. 6.75% 4/15/2029 (a)	280	282
Expand Energy Corp. 5.375% 3/15/2030	780	791
Expand Energy Corp. 4.75% 2/1/2032	290	286
Genesis Energy, LP 7.75% 2/1/2028	72	72
Genesis Energy, LP 8.25% 1/15/2029	1,545	1,618
Genesis Energy, LP 8.875% 4/15/2030	1,225	1,295
Genesis Energy, LP 7.875% 5/15/2032	2,785	2,905
Global Partners, LP 6.875% 1/15/2029	135	137
Global Partners, LP 8.25% 1/15/2032 (a)	580	613
Global Partners, LP 7.125% 7/1/2033 (a)	385	394
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	395	408
Harbour Energy PLC 5.50% 10/15/2026 (a)	1,065	1,059
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	1,432	1,454
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	520	542
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	775	792
Hess Midstream Operations, LP 5.125% 6/15/2028 (a)	361	363
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	695	720
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,430	1,404
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	490	498
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	805	798
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	837	817
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	783	747
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	605	572
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	1,258	1,290
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	350	364
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	200	204
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	200	206
Matador Resources Co. 6.875% 4/15/2028 (a)	275	282
Matador Resources Co. 6.50% 4/15/2032 (a)	720	731
Matador Resources Co. 6.25% 4/15/2033 (a)	1,245	1,251
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(c)	739	4
Murphy Oil Corp. 6.375% 7/15/2028	243	245
Murphy Oil Corp. 6.00% 10/1/2032	410	410
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	820	770
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	1,225	1,285
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	445	432
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	1,240	1,220
Nabors Industries, Ltd. 7.50% 1/15/2028 (a)	75	75
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)	745	57
NFE Financing, LLC 12.00% 11/15/2029 (a)(c)	18,263	5,296
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	105	109
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	490	508
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,695	1,762
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	360	364
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	895	872
NuStar Logistics, LP 6.00% 6/1/2026	286	288
Occidental Petroleum Corp. 6.60% 3/15/2046	582	604
Occidental Petroleum Corp. 6.05% 10/1/2054	1,200	1,148

229	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	USD58	$59
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	955	999
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,490	1,529
Petrobras Global Finance BV 5.125% 9/10/2030	1,070	1,050
Petroleos Mexicanos 8.75% 6/2/2029	880	944
Petroleos Mexicanos 6.84% 1/23/2030	510	518
Petroleos Mexicanos 5.95% 1/28/2031	1,010	978
Petroleos Mexicanos 7.69% 1/23/2050	185	166
Petroleos Mexicanos 6.95% 1/28/2060	320	261
Range Resources Corp. 8.25% 1/15/2029	500	510
Range Resources Corp. 4.75% 2/15/2030 (a)	285	282
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	208
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	335	322
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,785	1,852
Sunoco, LP 6.00% 4/15/2027	547	550
Sunoco, LP 5.875% 7/15/2027 (a)	535	538
Sunoco, LP 5.875% 3/15/2028	290	292
Sunoco, LP 7.00% 5/1/2029 (a)	300	313
Sunoco, LP 4.50% 5/15/2029	1,970	1,936
Sunoco, LP 4.50% 4/30/2030	1,880	1,837
Sunoco, LP 4.625% 5/1/2030 (a)	440	428
Sunoco, LP 5.625% 3/15/2031 (a)	925	932
Sunoco, LP 7.25% 5/1/2032 (a)	1,335	1,412
Sunoco, LP 6.625% 8/15/2032 (a)	70	72
Sunoco, LP 6.25% 7/1/2033 (a)	810	830
Sunoco, LP 5.875% 3/15/2034 (a)	810	810
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(d)	1,775	1,825
Talos Production, Inc. 9.00% 2/1/2029 (a)	985	1,026
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,355	1,416
Targa Resources Partners, LP 5.50% 3/1/2030	327	332
Targa Resources Partners, LP 4.875% 2/1/2031	180	181
TGS ASA 8.50% 1/15/2030 (a)	710	744
Tidewater, Inc. 9.125% 7/15/2030 (a)	265	285
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	387	398
Transocean International, Ltd. 8.75% 2/15/2030 (a)	374	391
Transocean International, Ltd. 7.875% 10/15/2032 (a)	290	304
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	961	982
Transocean, Inc. 8.50% 5/15/2031 (a)	665	659
Transocean, Inc. 6.80% 3/15/2038	425	366
USA Compression Partners, LP 7.125% 3/15/2029 (a)	430	445
USA Compression Partners, LP 6.25% 10/1/2033 (a)	1,045	1,058
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	1,070	1,004
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	325	329
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	1,935	1,762
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,575	1,351
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	915	927
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	405	420
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	1,025	987
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	1,785	1,776
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	885	915
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(d)	413	327
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	920	937
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	835	903
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,690	1,732
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	550	562
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	970	1,063
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,470	1,506
Vital Energy, Inc. 7.875% 4/15/2032 (a)	700	690

American Funds Insurance Series	230

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	USD1,375	$1,410
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	1,030	1,055
Western Midstream Operating, LP 4.50% 3/1/2028	239	240
Western Midstream Operating, LP 5.25% 2/1/2050	300	257
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	395	400
YPF SA 8.75% 9/11/2031	190	197
		126,776

Consumer discretionary 10.29%
Acushnet Co. 5.625% 12/1/2033 (a)	645	654
Advance Auto Parts, Inc. 5.95% 3/9/2028	953	975
Advance Auto Parts, Inc. 3.90% 4/15/2030	920	845
Advance Auto Parts, Inc. 3.50% 3/15/2032	959	817
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	305	306
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	555	548
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	1,245	1,233
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,375	1,432
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	430	453
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,275	1,254
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	600	583
Bath & Body Works, Inc. 6.875% 11/1/2035	791	801
Bath & Body Works, Inc. 6.75% 7/1/2036	295	293
Beach Acquisition Bidco, LLC 10.75% PIK or 10.00% Cash 7/15/2033 (a)(b)	605	668
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	1,330	1,300
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,394	1,338
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	1,870	1,938
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,025	1,051
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	185	180
Carnival Corp. 4.00% 8/1/2028 (a)	1,450	1,429
Carnival Corp. 5.125% 5/1/2029 (a)	870	880
Carnival Corp. 7.00% 8/15/2029 (a)	135	142
Carnival Corp. 5.75% 8/1/2032 (a)	3,044	3,128
Carnival Corp. 6.125% 2/15/2033 (a)	3,765	3,890
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	575	617
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	1,250	1,215
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	1,760	1,675
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,410	1,375
Flutter Treasury DAC 6.125% 6/4/2031	GBP320	435
Ford Motor Co. 3.25% 2/12/2032	USD2,790	2,460
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	493
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	113
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	205
Ford Motor Credit Co., LLC 6.798% 11/7/2028	335	352
Ford Motor Credit Co., LLC 5.113% 5/3/2029	695	696
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	231
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	397
Ford Motor Credit Co., LLC 5.73% 9/5/2030	2,263	2,299
Ford Motor Credit Co., LLC 4.00% 11/13/2030	550	520
Ford Motor Credit Co., LLC 6.05% 3/5/2031	570	586
Ford Motor Credit Co., LLC 3.625% 6/17/2031	440	403
Ford Motor Credit Co., LLC 6.532% 3/19/2032	2,185	2,286
Ford Motor Credit Co., LLC 7.122% 11/7/2033	405	435
Ford Motor Credit Co., LLC 6.125% 3/8/2034	1,955	1,987
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,755	2,855
Ford Motor Credit Co., LLC 5.869% 10/31/2035	4,390	4,337
Gap, Inc. 3.625% 10/1/2029 (a)	170	161
Gap, Inc. 3.875% 10/1/2031 (a)	108	100
General Motors Financial Co., Inc. 5.90% 1/7/2035	530	553

231	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Genting New York, LLC 7.25% 10/1/2029 (a)	USD1,440	$1,478
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,790	1,809
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	1,045	1,001
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	655	671
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	290	292
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	591	574
Hyundai Capital America 1.65% 9/17/2026 (a)	70	69
International Game Technology PLC 5.25% 1/15/2029 (a)	1,065	1,066
KB Home 6.875% 6/15/2027	220	225
KB Home 7.25% 7/15/2030	330	341
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	370	354
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	3,405	3,357
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,365	1,445
Levi Strauss & Co. 3.50% 3/1/2031 (a)	1,315	1,230
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	395	400
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	1,090	1,055
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	625	630
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	700	673
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	455	435
MGM Resorts International 5.50% 4/15/2027	200	202
Newell Brands, Inc. 8.50% 6/1/2028 (a)	580	609
Newell Brands, Inc. 6.625% 9/15/2029	570	569
Newell Brands, Inc. 6.375% 5/15/2030	1,150	1,125
Newell Brands, Inc. 6.625% 5/15/2032	1,995	1,938
Newell Brands, Inc. 7.375% 4/1/2036	635	597
Newell Brands, Inc. 7.50% 4/1/2046	285	238
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	400	401
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	1,585	1,586
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	350	343
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	355	350
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	1,695	1,780
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	1,665	1,770
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	4,190	4,456
Party City Holdings, Inc. 0% 10/12/2028 (e)	500	— (f)
Party City Holdings, Inc. 0% 8/27/2030 (e)	2,510	50
PENN Entertainment, Inc. 4.125% 7/1/2029 (a)	15	14
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	492	508
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	660	654
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	585	611
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	171	172
Sally Holdings, LLC 6.75% 3/1/2032	2,887	3,018
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	550	489
Sekisui House U.S., Inc. 6.00% 1/15/2043	803	752
Service Corp. International 3.375% 8/15/2030	190	178
Service Corp. International 4.00% 5/15/2031	515	493
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	95	93
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	1,981	1,946
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	2,364	2,293
Station Casinos, LLC 6.625% 3/15/2032 (a)	320	329
TopBuild Corp. 5.625% 1/31/2034 (a)	885	896
Travel + Leisure Co. 4.50% 12/1/2029 (a)	995	975
Travel + Leisure Co. 4.625% 3/1/2030 (a)	200	196
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	2,720	2,672
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	315	321
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	555	576
Valvoline, Inc. 3.625% 6/15/2031 (a)	630	580
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	11
Wayfair, Inc. 6.75% 11/15/2032 (a)	120	124
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	555	550
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	352	354

American Funds Insurance Series	232

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	USD487	$527
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	720	737
ZF North America Capital, Inc. 7.50% 3/24/2031 (a)	700	708
		106,820

Financials 9.73%
AG Issuer, LLC 6.25% 3/1/2028 (a)	751	757
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	555	554
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	305	312
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,745	1,753
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	660	685
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	1,045	1,078
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	3,585	3,722
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,650	1,624
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,095	1,149
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	2,015	2,102
Aretec Group, Inc. 7.50% 4/1/2029 (a)	3,193	3,222
Aretec Group, Inc. 10.00% 8/15/2030 (a)	680	735
Asurion, LLC 8.00% 12/31/2032 (a)	715	742
Blackstone Private Credit Fund 5.95% 7/16/2029	296	302
Blackstone Private Credit Fund 6.00% 11/22/2034	795	803
Block, Inc. 2.75% 6/1/2026	510	507
Block, Inc. 5.625% 8/15/2030 (a)	1,145	1,169
Block, Inc. 3.50% 6/1/2031	1,660	1,561
Block, Inc. 6.50% 5/15/2032	920	957
Block, Inc. 6.00% 8/15/2033 (a)	565	580
Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	392
Cipher Compute, LLC 7.125% 11/15/2030 (a)	470	479
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	4,216	4,020
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,544	2,270
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,769	3,499
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	731	659
Freedom Mortgage Holdings, LLC 6.875% 5/1/2031 (a)	725	726
FS KKR Capital Corp. 6.125% 1/15/2031	540	527
Hightower Holding, LLC 6.75% 4/15/2029 (a)	1,140	1,137
Hightower Holding, LLC 9.125% 1/31/2030 (a)	195	208
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	1,100	1,133
HUB International, Ltd. 7.25% 6/15/2030 (a)	857	900
HUB International, Ltd. 7.375% 1/31/2032 (a)	1,265	1,328
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	3,875	3,930
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	2,825	2,864
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	1,550	1,533
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	2,515	2,390
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,520	1,452
Jane Street Group, LLC 7.125% 4/30/2031 (a)	136	143
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,860	1,943
Jefferson Capital Holdings, LLC 8.25% 5/15/2030 (a)	245	258
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	715	697
MSCI, Inc. 3.875% 2/15/2031 (a)	510	490
MSCI, Inc. 3.625% 11/1/2031 (a)	256	240
Navient Corp. 6.75% 6/15/2026	510	517
Navient Corp. 5.00% 3/15/2027	2,253	2,259
Navient Corp. 4.875% 3/15/2028	550	544
Navient Corp. 5.50% 3/15/2029	4,240	4,212
Navient Corp. 9.375% 7/25/2030	1,907	2,121
Navient Corp. 11.50% 3/15/2031	880	986
Navient Corp. 7.875% 6/15/2032	2,445	2,561
Navient Corp. 5.625% 8/1/2033	2,548	2,332

233	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
OneMain Finance Corp. 3.875% 9/15/2028	USD165	$161
OneMain Finance Corp. 6.625% 5/15/2029	1,055	1,094
OneMain Finance Corp. 5.375% 11/15/2029	1,155	1,156
OneMain Finance Corp. 7.875% 3/15/2030	915	968
OneMain Finance Corp. 6.125% 5/15/2030	1,885	1,926
OneMain Finance Corp. 4.00% 9/15/2030	245	231
OneMain Finance Corp. 7.50% 5/15/2031	125	132
OneMain Finance Corp. 7.125% 11/15/2031	1,335	1,395
OneMain Finance Corp. 7.125% 9/15/2032	1,975	2,054
OneMain Finance Corp. 6.50% 3/15/2033	1,055	1,068
OneMain Finance Corp. 6.75% 9/15/2033	695	705
Osaic Financial Services, Inc. 6.50% 11/30/2027	6	139
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	765	800
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	1,575	1,647
Oxford Finance, LLC 6.375% 2/1/2027 (a)	1,488	1,493
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	845	876
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	440	461
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	520	543
Planet Financial Group, LLC 10.50% 12/15/2029 (a)	51	54
Rocket Companies, Inc. 7.125% 2/1/2032 (a)	380	400
Rocket Mortgage, LLC 2.875% 10/15/2026 (a)	520	513
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	720	708
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	805	823
SLM Corp. 6.50% 1/31/2030	680	705
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	655	651
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	1,015	1,026
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	600	634
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	410	429
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	385	402
Voyager Parent, LLC 9.25% 7/1/2032 (a)	4,020	4,268
WEX, Inc. 6.50% 3/15/2033 (a)	550	565
		101,091

Materials 7.67%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	975	1,032
AmeriTex HoldCo Intermediate, LLC, 7.625% 8/15/2033 (a)	495	523
ArcelorMittal SA 7.00% 10/15/2039	488	551
ArcelorMittal SA 6.75% 3/1/2041	825	905
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	1,280	1,206
Avient Corp. 6.25% 11/1/2031 (a)	225	231
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	240	253
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	460	461
Ball Corp. 6.00% 6/15/2029	350	360
Ball Corp. 2.875% 8/15/2030	160	148
Ball Corp. 3.125% 9/15/2031	1,235	1,139
Ball Corp. 5.50% 9/15/2033	1,765	1,801
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	36	37
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	2,075	1,987
Capstone Copper Corp. 6.75% 3/31/2033 (a)	245	254
Celanese US Holdings, LLC 6.665% 7/15/2027	45	46
Celanese US Holdings, LLC 6.50% 4/15/2030	520	523
Celanese US Holdings, LLC 7.05% 11/15/2030	265	279
Celanese US Holdings, LLC 7.00% 2/15/2031	675	692
Celanese US Holdings, LLC 6.75% 4/15/2033	1,615	1,608
Celanese US Holdings, LLC 7.20% 11/15/2033	70	74
Celanese US Holdings, LLC 7.375% 2/15/2034	560	569
Century Aluminum Co. 6.875% 8/1/2032 (a)	400	413
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	2,036	2,007

American Funds Insurance Series	234

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	USD2,404	$2,492
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	1,105	1,138
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	2,025	1,951
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,930	2,037
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,035	2,088
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	290	302
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	1,175	1,229
Commercial Metals Co. 5.75% 11/15/2033 (a)	560	573
Commercial Metals Co. 6.00% 12/15/2035 (a)	1,160	1,190
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	655	427
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,465	2,454
CVR Partners, LP 6.125% 6/15/2028 (a)	485	488
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	3,490	3,679
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	490	516
Freeport-McMoRan, Inc. 4.25% 3/1/2030	432	429
Freeport-McMoRan, Inc. 5.45% 3/15/2043	381	369
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(d)	6,093	3,473
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	10,551	9,496
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	420	399
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	590	602
INEOS Finance PLC 6.75% 5/15/2028 (a)	500	445
INEOS Finance PLC 7.50% 4/15/2029 (a)	285	248
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	510	521
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	805	827
LSB Industries, Inc. 6.25% 10/15/2028 (a)	130	130
LYB International Finance III, LLC 5.125% 1/15/2031	16	16
Magnera Corp. 4.75% 11/15/2029 (a)	425	393
Methanex Corp. 5.125% 10/15/2027	2,415	2,430
Methanex Corp. 5.25% 12/15/2029	747	754
Methanex Corp. 5.65% 12/1/2044	465	417
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	1,415	1,458
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	200	207
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	2,079	2,127
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,820	1,912
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	750	781
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	245	256
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	425	416
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	2,100	2,245
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	665	711
Novelis Corp. 3.875% 8/15/2031 (a)	497	453
Olin Corp. 6.625% 4/1/2033 (a)	80	80
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	560	583
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	995	1,040
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(b)(d)	1,611	1,634
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (b)(d)	683	693
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	1,310	1,315
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	900	909
Synergy Infrastructure Holdings, LLC 7.875% 12/1/2030 (a)	325	338
Trident TPI Holdings, Inc. 12.75% 12/31/2028 (a)	470	482
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	526	564
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	1,015	1,102
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(d)	200	200
Veritiv Operating Co. 10.50% 11/30/2030 (a)	780	840
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	598	612
Westlake Corp. 5.55% 11/15/2035	54	54
Westlake Corp. 6.375% 11/15/2055	40	39
		79,663

235	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Health care 7.45%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	USD4,173	$4,343
AdaptHealth, LLC 6.125% 8/1/2028 (a)	285	288
AdaptHealth, LLC 4.625% 8/1/2029 (a)	1,105	1,075
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,425	1,397
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	495	523
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	590	589
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	2,040	2,031
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	620	596
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	205	214
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,786	1,770
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	442	387
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	455	408
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	216	224
Bausch Health Cos., Inc. 7.25% 5/30/2029 (a)	20	16
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	682	481
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	592	388
Centene Corp. 4.625% 12/15/2029	945	917
Centene Corp. 3.375% 2/15/2030	42	39
Centene Corp. 2.50% 3/1/2031	1,125	972
Centene Corp. 2.625% 8/1/2031	100	86
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	186	184
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	805	808
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	2,360	2,221
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	1,020	909
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	162	177
DaVita, Inc. 4.625% 6/1/2030 (a)	1,365	1,328
DaVita, Inc. 3.75% 2/15/2031 (a)	875	810
DaVita, Inc. 6.875% 9/1/2032 (a)	2,255	2,349
DaVita, Inc. 6.75% 7/15/2033 (a)	2,035	2,112
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	2,565	2,714
Grifols SA 4.75% 10/15/2028 (a)	1,590	1,571
Grifols SA 7.50% 5/1/2030	EUR410	507
HCA, Inc. 4.625% 3/15/2052	USD233	190
HCA, Inc. 7.50% 11/15/2095	210	229
Insulet Corp. 6.50% 4/1/2033 (a)	57	60
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,475	1,543
Jazz Securities DAC 4.375% 1/15/2029 (a)	506	499
Medline Borrower, LP 3.875% 4/1/2029 (a)	2,330	2,276
Medline Borrower, LP 6.25% 4/1/2029 (a)	914	946
Medline Borrower, LP 5.25% 10/1/2029 (a)	1,470	1,479
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	1,115	1,097
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,349	1,253
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	960	987
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	3,565	3,245
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,385	1,413
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	2,122	1,442
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	6,277	4,011
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	390
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(b)	2,278	2,196
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,945	3,080
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	635	667
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	855	866
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	260	264
Tenet Healthcare Corp. 5.125% 11/1/2027	80	80
Tenet Healthcare Corp. 4.25% 6/1/2029	1,785	1,760
Tenet Healthcare Corp. 4.375% 1/15/2030	895	879
Tenet Healthcare Corp. 6.75% 5/15/2031	1,070	1,114
Tenet Healthcare Corp. 6.875% 11/15/2031	100	110
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	452	454
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	415	431

American Funds Insurance Series	236

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	USD6,990	$7,075
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	441
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,159	1,336
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,345	1,413
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,377	1,043
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	610	633
		77,336

Real estate 6.36%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	1,408	1,369
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	917	860
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (a)	160	160
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	739	735
Forestar Group, Inc. 5.00% 3/1/2028 (a)	92	92
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,900	1,939
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	150	151
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,763	2,687
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	4,043	3,853
Hudson Pacific Properties, LP 5.95% 2/15/2028	200	197
Hudson Pacific Properties, LP 3.25% 1/15/2030	430	364
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	367	367
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	210	216
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	3,225	3,189
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,995	1,903
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	220	217
Kennedy-Wilson, Inc. 4.75% 3/1/2029	1,785	1,742
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,645	2,495
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,430	2,287
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	565	559
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	38	39
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	215	228
MPT Operating Partnership, LP 5.00% 10/15/2027	9,703	9,405
MPT Operating Partnership, LP 4.625% 8/1/2029	335	281
MPT Operating Partnership, LP 3.50% 3/15/2031	1,524	1,109
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,629	4,947
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	370	371
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	820	801
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	740	762
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	655	673
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	45	45
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	460	437
SBA Communications Corp. 3.125% 2/1/2029	131	126
Service Properties Trust 4.95% 2/15/2027	841	845
Service Properties Trust 0% 9/30/2027 (a)	1,175	1,063
Service Properties Trust 5.50% 12/15/2027	750	741
Service Properties Trust 3.95% 1/15/2028	3,031	2,864
Service Properties Trust 8.375% 6/15/2029	2,655	2,672
Service Properties Trust 4.95% 10/1/2029	3,518	3,069
Service Properties Trust 4.375% 2/15/2030	3,180	2,697
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,104
Service Properties Trust 8.875% 6/15/2032	1,385	1,367
Trust Fibra Uno 7.70% 1/23/2032 (a)	405	444
VICI Properties, LP 3.875% 2/15/2029 (a)	625	614
		66,086

Information technology 6.20%
Amphenol Corp. 4.125% 11/15/2030	120	119

237	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
ams-OSRAM AG 12.25% 3/30/2029 (a)	USD3,050	$3,255
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	60	59
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	2,150	2,180
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,185	5,404
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	1,935	2,023
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	1,755	1,740
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	1,350	1,348
CommScope, LLC 8.25% 3/1/2027 (a)	1,254	1,265
CommScope, LLC 7.125% 7/1/2028 (a)	1,107	1,114
CommScope, LLC 4.75% 9/1/2029 (a)	103	103
CommScope, LLC 9.50% 12/15/2031 (a)	425	430
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	5,475	5,840
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	275	281
Fair Isaac Corp. 4.00% 6/15/2028 (a)	1,175	1,163
Fair Isaac Corp. 6.00% 5/15/2033 (a)	2,200	2,267
Fortress Intermediate 3, Inc. 7.50% 6/1/2031 (a)	440	460
Gen Digital, Inc. 6.25% 4/1/2033 (a)	725	751
Hughes Satellite Systems Corp. 5.25% 8/1/2026	5,511	5,270
Hughes Satellite Systems Corp. 6.625% 8/1/2026	6,124	5,599
Imola Merger Corp. 4.75% 5/15/2029 (a)	300	296
Intel Corp. 3.05% 8/12/2051	150	92
Intel Corp. 5.60% 2/21/2054	253	234
McAfee Corp. 7.375% 2/15/2030 (a)	275	240
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,785	1,938
NCR Voyix Corp. 5.125% 4/15/2029 (a)	343	342
Pagaya US Holding Co., LLC 8.875% 8/1/2030 (a)	700	611
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	120	123
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	120	125
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	985	1,018
Synaptics, Inc. 4.00% 6/15/2029 (a)	375	363
UKG, Inc. 6.875% 2/1/2031 (a)	1,325	1,363
Unisys Corp. 10.625% 1/15/2031 (a)	1,875	1,922
Viasat, Inc. 5.625% 4/15/2027 (a)	5,540	5,553
Viasat, Inc. 6.50% 7/15/2028 (a)	1,195	1,163
Viasat, Inc. 7.50% 5/30/2031 (a)	2,234	2,127
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	230	220
VoltaGrid, LLC 7.375% 11/1/2030 (a)	410	406
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(g)	2,579	2,811
WULF Compute, LLC 7.75% 10/15/2030 (a)	2,410	2,485
X.AI Corp. 12.50% 6/30/2030	200	213
Ziff Davis, Inc. 4.625% 10/15/2030 (a)	125	119
		64,435

Industrials 5.71%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	261	270
ADT Security Corp. 4.125% 8/1/2029 (a)	200	196
AECOM 6.00% 8/1/2033 (a)	45	46
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	645	676
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	1,045	985
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	315	320
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,265	1,334
ATI, Inc. 4.875% 10/1/2029	690	691
ATI, Inc. 5.125% 10/1/2031	775	776
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	767	771
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	55	54
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	925	903
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	445	458
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	61	61

American Funds Insurance Series	238

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	USD1,205	$1,247
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	1,230	1,285
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	165	163
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	335	327
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	525	534
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	915	889
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	890	842
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	160	160
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	1,815	1,866
CoreLogic, Inc. 4.50% 5/1/2028 (a)	3,294	3,243
Enviri Corp. 5.75% 7/31/2027 (a)	800	801
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	3,655	3,803
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	744	787
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	201	212
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	45	48
Garda World Security Corp. 6.50% 1/15/2031 (a)	785	804
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,275	1,301
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	455	474
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	890	937
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	30	30
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,585	1,682
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	30	30
Hertz Corp. (The) 4.625% 12/1/2026 (a)	258	247
Icahn Enterprises, LP 6.25% 5/15/2026	273	274
Icahn Enterprises, LP 5.25% 5/15/2027	3,754	3,705
Icahn Enterprises, LP 9.75% 1/15/2029	735	734
Icahn Enterprises, LP 4.375% 2/1/2029	855	741
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	90	90
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	309	317
Moog, Inc. 4.25% 12/9/2027 (a)	395	391
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,080	1,065
OneSky Flight, LLC 8.875% 12/15/2029 (a)	360	385
Pitney Bowes, Inc. 6.875% 3/15/2027 (a)	600	603
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	1,495	1,563
Reworld Holding Corp. 4.875% 12/1/2029 (a)	1,010	972
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	1,090	905
Science Applications International Corp. 5.875% 11/1/2033 (a)	505	512
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	795	747
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	440	443
Spirit AeroSystems, Inc. 4.60% 6/15/2028	798	799
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	435	448
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	1,515	1,548
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	120	120
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(e)	98	98
TransDigm, Inc. 6.75% 8/15/2028 (a)	75	76
TransDigm, Inc. 4.625% 1/15/2029	180	179
TransDigm, Inc. 6.875% 12/15/2030 (a)	355	372
TransDigm, Inc. 6.625% 3/1/2032 (a)	1,775	1,849
TransDigm, Inc. 6.00% 1/15/2033 (a)	905	927
TransDigm, Inc. 6.375% 5/31/2033 (a)	2,900	2,978
TransDigm, Inc. 6.25% 1/31/2034 (a)	1,190	1,235
TransDigm, Inc. 6.75% 1/31/2034 (a)	3,705	3,862
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	115	118
United Rentals (North America), Inc. 3.875% 2/15/2031	745	711
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	310	323
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	225	232
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	425	444
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	320	334
		59,353

239	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Consumer staples 3.10%
Albertsons Cos., Inc. 5.875% 2/15/2028 (a)	USD400	$403
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,428	1,373
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,620	1,609
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	605	612
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	535	538
Amer Sports Co. 6.75% 2/16/2031 (a)	765	803
B&G Foods, Inc. 5.25% 9/15/2027	2,103	2,061
B&G Foods, Inc. 8.00% 9/15/2028 (a)	3,880	3,822
Central Garden & Pet Co. 4.125% 10/15/2030	755	725
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	2,150	2,036
Coty, Inc. 4.75% 1/15/2029 (a)	1,185	1,169
Coty, Inc. 6.625% 7/15/2030 (a)	380	391
Coty, Inc. 5.60% 1/15/2031 (a)	90	91
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	485	493
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	915	958
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	725	762
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	370	351
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	75	75
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	1,145	1,109
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	855	815
Mars, Inc. 4.60% 3/1/2028 (a)	150	152
Mars, Inc. 5.20% 3/1/2035 (a)	45	46
Mars, Inc. 5.70% 5/1/2055 (a)	45	45
Opal Bidco SAS 6.50% 3/31/2032 (a)	460	471
Philip Morris International, Inc. 3.875% 10/27/2028	195	195
Philip Morris International, Inc. 4.00% 10/29/2030	118	117
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,815	1,769
Post Holdings, Inc. 4.50% 9/15/2031 (a)	1,145	1,087
Post Holdings, Inc. 6.25% 2/15/2032 (a)	920	946
Post Holdings, Inc. 6.375% 3/1/2033 (a)	415	420
Post Holdings, Inc. 6.50% 3/15/2036 (a)	1,110	1,112
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	338	339
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,275	1,195
TreeHouse Foods, Inc. 4.00% 9/1/2028	2,200	2,195
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	963	969
US Foods, Inc. 4.625% 6/1/2030 (a)	510	504
US Foods, Inc. 5.75% 4/15/2033 (a)	470	479
		32,237

Utilities 1.47%
AmeriGas Partners, LP 5.75% 5/20/2027	302	304
Calpine Corp. 4.50% 2/15/2028 (a)	150	150
Calpine Corp. 5.125% 3/15/2028 (a)	105	105
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (d)	470	484
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (d)	1,155	1,165
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (d)	350	364
FirstEnergy Corp. 2.25% 9/1/2030	820	743
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	355	368
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	1,935	2,061
Pacific Gas and Electric Co. 5.05% 10/15/2032	120	121
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	213
Pacific Gas and Electric Co. 4.95% 7/1/2050	745	631
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,305	882
Pacific Gas and Electric Co. 6.10% 10/15/2055	200	196
PG&E Corp. 5.00% 7/1/2028	390	390
PG&E Corp. 5.25% 7/1/2030	2,960	2,941

American Funds Insurance Series	240

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (d)	USD2,050	$2,136
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	1,307	1,384
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	175	173
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	395	415
		15,226

Municipals 0.05%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	546	541
Total corporate bonds and notes		878,410
Loans 3.92%
Information technology 0.90%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (h)(i)	645	647
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 11/22/2032 (h)(i)	130	131
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (g)(h)(i)	1,000	1,007
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (h)(i)	2,885	2,829
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 10.723% 9/15/2033 (h)(i)	80	79
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.716% 3/20/2032 (h)(i)	620	622
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (h)(i)	875	857
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (h)(i)	2,087	2,084
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (h)(i)	1,149	1,147
		9,403

Financials 0.64%
Alera Group Intermediate Holdings, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 6.966% 5/30/2032 (h)(i)	613	617
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (h)(i)	1,262	1,288
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (h)(i)	2,891	2,935
Denali Intermediate Holdings, Inc., Term Loan, (1-month CME Term SOFR + 5.50%) 9.227% 8/26/2032 (h)(i)	940	953
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (h)(i)	145	146
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.595% 7/30/2032 (h)(i)	700	704
		6,643

Communication services 0.62%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (h)(i)	1,430	1,430
CSC Holdings, LLC, Term Loan B, (USD Prime Rate + 1.50%) 8.75% 4/15/2027 (h)(i)	327	287
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (b)(h)	44	17
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 9.102% 8/2/2027 (h)(i)	73	74
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.987% 12/1/2028 (h)(i)	2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (h)(i)	23	23
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/5/2028 (b)(e)(h)	960	960
Peroton Corp., Term Loan B, (3-month USD CME Term SOFR + 7.85%) 11.672% 2/1/2029 (h)(i)	455	361
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (h)(i)	1,470	1,473
X Corp., Term Loan B3, 9.50% 10/26/2029 (h)	370	369
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (h)(i)	1,456	1,433
		6,429

Industrials 0.56%
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.331% 6/4/2029 (h)(i)	310	315
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (h)(i)	5,671	5,275
QXO Building Products, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.00%) 5.716% 4/30/2032 (h)(i)	185	186
		5,776

241	American Funds Insurance Series

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Consumer discretionary 0.44%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (e)(h)(i)	USD556	$556
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (b)(e)(h)(i)	525	525
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.25%) 6.12% 10/16/2031 (h)(i)	588	592
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (h)(i)	334	335
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (h)(i)	102	103
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (h)(i)	71	60
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (h)(i)	15	13
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (b)(e)(h)	183	3
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (b)(c)(e)(h)	98	2
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.934% 4/4/2029 (h)(i)	1,615	1,589
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (h)(i)	748	749
		4,527

Consumer staples 0.32%
B&G Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.216% 10/10/2029 (h)(i)	191	186
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (h)(i)	158	158
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.466% 5/1/2031 (h)(i)	2,918	2,940
		3,284

Health care 0.30%
Bausch + Lomb Corp., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.966% 1/15/2031 (h)(i)	425	428
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (h)(i)	1,748	1,737
Medline Borrower, LP, Term Loan B, (1-month USD CME Term SOFR +1.75%) 5.466% 10/23/2028 (h)(i)	55	55
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (h)(i)	674	652
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.34% 6/30/2028 (h)(i)	259	260
		3,132

Materials 0.06%
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (b)(c)(e)(h)(i)	563	178
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (b)(c)(e)(h)(i)	566	179
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (b)(c)(e)(h)(i)	931	295
		652

Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.466% 3/28/2031 (h)(i)	276	277
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (h)(i)	278	279
		556

Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (h)(i)	190	173

Energy 0.01%
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 0% 10/30/2028 (h)(i)	266	113
Total loans		40,688
Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(e)	580	580

American Funds Insurance Series	242

American High-Income Trust® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.04%
Puerto Rico 0.04%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	USD305	$196
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	334	219
Total municipals		415
Total bonds, notes & other debt instruments (cost: $922,218,000)		920,093
Convertible bonds & notes 0.12%
Communication services 0.12%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (b)	379	1,265
Total convertible bonds & notes (cost: $403,000)		1,265
Common stocks 6.33%	Shares
Information technology 1.84%
Diebold Nixdorf, Inc. (j)	281,243	19,094

Health care 1.62%
Rotech Healthcare, Inc. (e)(g)(j)	201,793	13,823
Mallinckrodt PLC (j)	28,965	2,591
Par Health, Inc. (a)(j)	28,965	271
Endo, LP, Class A1 (a)(j)	192,719	135
		16,820

Utilities 1.40%
Talen Energy Corp. (j)	37,868	14,194
PG&E Corp.	18,786	302
		14,496

Energy 1.11%
Constellation Oil Services Holding SA (NDR) (j)	623,209	7,359
Ascent CNR Corp., Class A (e)(g)	62,978	2,787
Weatherford International	9,659	756
Altera Infrastructure, LP (e)	9,127	371
Mesquite Energy, Inc. (e)(j)	3,558	227
		11,500

Consumer discretionary 0.33%
Aimbridge Topco, LLC (e)(j)	46,955	3,472
NMG Parent, LLC (e)(j)	8,350	— (f)
		3,472

Financials 0.02%
Navient Corp.	20,000	260

Communication services 0.01%
iHeartMedia, Inc., Class A (j)	22,639	94

243	American Funds Insurance Series

American High-Income Trust® (continued)
Common stocks (continued)	Shares	Value (000)

Materials 0.00%
Venator Materials PLC (e)(j)	3,232	$— (f)
Total common stocks (cost: $38,533,000)		65,736
Preferred securities 0.16%
Industrials 0.16%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(e)(j)	1,022	1,713
Total preferred securities (cost: $1,057,000)		1,713
Rights & warrants 0.02%
Communication services 0.01%
SES SA (CVR) (j)	8,182	127

Energy 0.01%
Expand Energy Corp., Class C, warrants, expire 2/9/2026 (j)	457	45
Total rights & warrants (cost: $392,000)		172
Short-term securities 3.38%
Money market investments 3.38%
Capital Group Central Cash Fund 3.79% (k)(l)	350,884	35,092
Total short-term securities (cost: $35,085,000)		35,092
Total investment securities 98.60% (cost: $997,688,000)		1,024,071
Other assets less liabilities 1.40%		14,538
Net assets 100.00%		$1,038,609
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	69	4/6/2026	USD14,406	$(3)
5 Year U.S. Treasury Note Futures	Long	88	4/6/2026	9,619	(26)
10 Year Ultra U.S. Treasury Note Futures	Short	6	3/31/2026	(690)	2
10 Year U.S. Treasury Note Futures	Short	11	3/31/2026	(1,237)	11
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2026	(118)	2
					$(14)

American Funds Insurance Series	244

American High-Income Trust® (continued)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD26,020	$(1,988)	$(1,825)	$(163)
Investments in affiliates (l)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.38%
Money market investments 3.38%
Capital Group Central Cash Fund 3.79% (k)	$45,641	$250,972	$261,524	$— (f)	$3	$35,092	$1,878
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (e)(j)	9/26/2013	$4,331	$13,823	1.33%
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)	9/29/2025	2,566	2,811	0.27
Ascent CNR Corp., Class A (e)	11/15/2016	302	2,787	0.27
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (h)(i)	9/13/2023	986	1,007	0.10
Total		$8,185	$20,428	1.97%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $655,031,000, which represented 63.07% of the net assets of the fund.

(b)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(c)	Scheduled interest and/or principal payment was not received.
(d)	Step bond; coupon rate may change at a later date.
(e)	Value determined using significant unobservable inputs.
(f)	Amount less than one thousand.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $40,686,000, which represented 3.92% of the net assets of the fund.

(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Non-income producing.
(k)	Rate represents the seven-day yield at 12/31/2025.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

245	American Funds Insurance Series

American High-Income Trust® (continued)

Key to abbreviation(s)
CAB = Capital Appreciation Bonds
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
EUR = Euros
GBP = British pounds
GO = General Obligation
NDR = Norwegian Depositary Receipts
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Insurance Series	246

American Funds Mortgage Fund®
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 86.53%	Principal amount (000)	Value (000)
Mortgage-backed obligations 79.28%
Federal agency mortgage-backed obligations 78.28%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)	27	27
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	90	86
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	4	4
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	2	2
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	120	105
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	211	180
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	270	228
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7	7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	15	13
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	66	59
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	142	127
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	80	72
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	160	144
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	1	1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	202	182
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2	2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	25	26
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	24	20
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	25	24
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	13	12
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	19	18
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3	3
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	402	341
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	88	75
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	16	13
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	685	556
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4	3
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	93	76
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	61	52
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	34	27
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (a)	458	389
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	122	101
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	10	9
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	21	21
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (a)	1,322	1,130
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)	1,432	1,176
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	332	273
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	161	130
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	165	150
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	260	221
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	21	18
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	30	27
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (a)	389	330
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	353	302
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	22	19
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	367	318
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	173	150

247	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	USD31	$27
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	190	165
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	75	68
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	222	199
Fannie Mae Pool #CB3888 2.50% 2/1/2052 (a)	566	480
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	365	311
Fannie Mae Pool #BV1262 2.50% 3/1/2052 (a)	140	119
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	39	35
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	887	787
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (a)	10	9
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	676	547
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	1,633	1,385
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	910	770
Fannie Mae Pool #FS5851 4.00% 7/1/2052 (a)	448	427
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)	30	27
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	158	146
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	934	941
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	666	541
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	92	92
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	34	35
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	31	32
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	410	402
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	96	96
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,100	1,048
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	59	60
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	88	92
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	71	74
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	595	596
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	195	206
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	54	57
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	47	47
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	45	46
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	227	234
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)	420	372
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	681	692
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	305	315
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	185	188
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	365	376
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	768	782
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	37	38
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	10	11
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	262	274
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	73	74
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (a)	354	373
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	22	23
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	377	393
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	185	194
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	1,330	1,351
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	138	141
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	127	129
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	33	34
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	122	127
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	15	16
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	228	234
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	219	227
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	42	44
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	35	36
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	20	20
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	251	262
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	150	156

American Funds Insurance Series	248

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	USD491	$507
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	141	145
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	121	125
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	94	97
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	55	57
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	36	38
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	18	18
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	6	7
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	616	647
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	383	401
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	118	123
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	106	111
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	66	70
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	189	195
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	160	165
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	129	132
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	58	60
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	51	53
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	27	27
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	25	26
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	23	24
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	17	18
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	16	17
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	9	9
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	141	148
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	105	110
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	41	43
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	480	491
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	257	263
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	193	196
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	422	437
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	165	169
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2	2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1	1
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	126	131
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	100	101
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	370	381
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	24	25
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	54	54
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	47	48
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	40	41
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	185	181
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	567	582
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	177	184
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	219	208
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	230	236
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	531	539
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	95	98
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	587	610
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	313	325
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	429	451
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	105	108
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	2	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	2	2
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	288	287
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	756	777
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	148	147
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	316	325
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	15	15
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	746	776

249	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	USD500	$520
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	330	335
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	124	127
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	11	11
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	30	31
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	16	15
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	108	99
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	119	109
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	41	36
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	40	39
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	684	623
FARM Mortgage Trust, Series 2024-1, Class A, 4.684% 10/1/2053 (a)(c)(d)	175	170
Freddie Mac Pool #ZA1922 5.00% 2/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)(e)	426	430
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	135	128
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	37	35
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,398	1,183
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	260	234
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	73	64
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1	1
Freddie Mac Pool #760014 4.632% 8/1/2045 (a)(d)	239	239
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	15	14
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	21	20
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	11	11
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	10	9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	19	19
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	39	39
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	18	18
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	12	12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	34	34
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	13	13
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	122	111
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	4	3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	659	535
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	162	133
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	171	147
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	90	73
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	285	234
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	269	221
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	197	176
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)	978	828
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	65	53
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	53	46
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	686	582
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	117	109
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	17	13
Freddie Mac Pool #QD6327 3.00% 2/1/2052 (a)	465	412
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	615	578
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	665	539
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (a)	66	53
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	1,308	1,162
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	42	37
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	383	324
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	641	569
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	468	396

American Funds Insurance Series	250

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (a)	USD156	$133
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	1,207	1,071
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	120	97
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	832	777
Freddie Mac Pool #QF0213 4.50% 9/1/2052 (a)	173	170
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	529	531
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	200	203
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (a)	215	215
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	92	94
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	303	302
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	641	669
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	29	25
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	38	38
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	106	106
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	73	73
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	80	81
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,024	1,026
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	46	47
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	254	259
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	53	55
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	48	49
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	31	32
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	26	28
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	747	760
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	46	47
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	32	34
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)(e)	2,221	2,286
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	868	894
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	105	109
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	366	377
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	291	300
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	65	68
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	400	407
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,463	1,507
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,188	1,225
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	6	7
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	43	45
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	9	10
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	48	49
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	58	60
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	12	12
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	100	104
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	16	17
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	46	48
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	61	62
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	24	25
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	7	7
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	377	394
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	53	56
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	602	631
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	188	197
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	47	49
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	14	15
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	206	212
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	187	193
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	168	175
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	60	62
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	56	57
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	28	29

251	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	USD376	$391
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	157	164
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	62	65
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	267	273
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	225	232
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	143	147
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	126	130
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	34	35
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,307	1,363
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	331	344
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	217	227
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	95	99
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	87	91
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	47	49
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	37	39
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	23	24
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	193	195
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	115	119
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	59	61
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	58	60
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	54	56
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	32	33
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	14	14
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	149	155
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	79	83
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	35	36
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	15	16
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	9	9
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	435	442
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	480	482
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	357	362
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	7	7
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	1,077	1,106
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	23	24
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	76	80
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	271	264
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	737	757
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	60	62
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	55	56
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	382	397
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	280	294
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	126	126
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	88	90
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	13	14
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	265	265
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	197	202
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	13	13
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	13	13
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	88	88
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	2,051	2,108
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	1,040	1,081
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	432	438
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	2,292	2,354
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,386	1,425
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	65	67
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	499	518
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	1,712	1,758
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	176	184
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	111	116

American Funds Insurance Series	252

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (a)	USD565	$580
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	304
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	75	72
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	77	69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	144	137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	100	96
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	20	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	76	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	25	22
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	15	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	615	540
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	176	173
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10	10
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/25/2030 (a)	290	267
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	278	255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	280	258
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	240	216
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	238	232
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(f)	80	80
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	532	522
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	60	64
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	151	153
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	10	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	76	77
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	75	67
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	176	162
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	38	35
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)	439	423
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	80	66
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	33	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	71	59
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	302	258
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	72	62
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	472	402
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	295	254
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	64	55
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	154	133
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	126	109
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	40	34
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	47	42
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	207	179
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	56	50
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	145	138
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	13	13
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	77	73
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	194	196
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	49	50
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (a)	194	177
Government National Mortgage Assn. Pool #MB0810 3.50% 12/20/2055 (a)	101	92
Government National Mortgage Assn. Pool #AN1825 4.566% 6/20/2065 (a)	11	11
Government National Mortgage Assn. Pool #AO0461 4.605% 8/20/2065 (a)	4	4
Government National Mortgage Assn. Pool #AO0409 4.451% 12/20/2065 (a)	5	5
Government National Mortgage Assn. Pool #AO0385 4.328% 1/20/2066 (a)	47	47
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	201	150
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (a)(f)	125	123
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(f)	674	545
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(f)	25	23
Uniform Mortgage-Backed Security 4.00% 1/1/2056 (a)(f)	97	92

253	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(f)	USD190	$186
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(f)	1,542	1,563
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (a)(f)	1,769	1,817
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(f)	698	725
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(f)	1,616	1,489
		98,296

Commercial mortgage-backed securities 0.61%
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.865% 6/15/2027 (a)(c)(d)	100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.241% 4/15/2037 (a)(c)(d)	79	79
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.35% 7/15/2042 (a)(c)(d)	200	200
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	379	391
		770

Collateralized mortgage-backed obligations (privately originated) 0.39%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	128	122
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	51	47
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	81	82
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	145	148
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	86	88
		487
Total mortgage-backed obligations		99,553
U.S. Treasury bonds & notes 6.22%
U.S. Treasury 6.22%
U.S. Treasury 4.375% 7/31/2026	535	538
U.S. Treasury 3.50% 10/31/2027	1,130	1,130
U.S. Treasury 4.25% 2/15/2028	460	467
U.S. Treasury 3.875% 3/15/2028	550	554
U.S. Treasury 4.125% 7/31/2028	450	457
U.S. Treasury 3.50% 10/15/2028	800	799
U.S. Treasury 4.50% 5/31/2029 (e)	1,025	1,055
U.S. Treasury 4.00% 2/28/2030	330	334
U.S. Treasury 4.00% 3/31/2030	100	101
U.S. Treasury 4.00% 6/30/2032	300	302
U.S. Treasury 4.25% 8/15/2035	230	232
U.S. Treasury 1.875% 2/15/2041	240	168
U.S. Treasury 3.25% 5/15/2042	106	89
U.S. Treasury 4.75% 2/15/2045	190	189
U.S. Treasury 1.875% 11/15/2051	65	36
U.S. Treasury 4.625% 2/15/2055	345	333
U.S. Treasury 4.75% 8/15/2055	640	631
U.S. Treasury 4.625% 11/15/2055	410	396
Total U.S. Treasury bonds & notes		7,811
Asset-backed obligations 1.03%
Auto loan 0.67%
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(c)	1	1
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	1	1
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(c)	22	22
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	1	1
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	21	21
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)	257	266
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(c)	3	3

American Funds Insurance Series	254

American Funds Mortgage Fund® (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(c)		USD43	$43
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)		1	1
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(c)		100	102
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)		383	387
			848

Student loan 0.22%
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(c)		58	53
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(c)		76	70
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		86	81
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.588% 4/20/2062 (a)(c)(d)		72	72
			276

Other asset-backed securities 0.14%
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)		89	75
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)		100	84
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		12	12
			171
Total asset-backed obligations			1,295
Total bonds, notes & other debt instruments (cost: $108,233,000)			108,659
Short-term securities 19.42%	Weighted average yield at acquisition
Commercial paper 4.81%
Exxon Asset Management Co. 3/31/2026	3.820%	1,050	1,040
Novartis Finance Corp. 1/2/2026 (c)	3.660	2,000	2,000
Victory Receivables Corp. 1/16/2026 (c)	4.000	1,000	998
Wal-Mart Stores, Inc. 1/14/2026 (c)	3.630	2,000	1,997
			6,035

Bonds & notes of governments & government agencies outside the U.S. 1.11%
Ontario (Province of) 1/23/2026	3.890	1,400	1,397

Federal agency bills & notes 13.50%
Federal Farm Credit Banks 2/20/2026	3.580	2,500	2,488
Federal Home Loan Bank 1/2/2026	3.500	3,100	3,100
Federal Home Loan Bank 1/9/2026	3.840	2,500	2,498
Federal Home Loan Bank 2/4/2026	3.590	2,000	1,994
Federal Home Loan Bank 2/6/2026	3.685	3,500	3,488

255	American Funds Insurance Series

American Funds Mortgage Fund® (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 2/11/2026	3.790%	USD1,400	$1,394
Federal Home Loan Bank 3/6/2026	3.635	1,500	1,491
Federal Home Loan Bank 3/20/2026	3.565	500	496
Total short-term securities (cost: $24,378,000)			24,381
Total investment securities 105.95% (cost: $132,611,000)			133,040
Other assets less liabilities (5.95)%			(7,473)
Net assets 100.00%			$125,567
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	2	3/2/2026	USD803	$— (b)
2 Year U.S. Treasury Note Futures	Long	343	4/6/2026	71,615	(17)
5 Year U.S. Treasury Note Futures	Long	140	4/6/2026	15,303	(39)
10 Year Ultra U.S. Treasury Note Futures	Long	30	3/31/2026	3,450	(28)
10 Year U.S. Treasury Note Futures	Short	18	3/31/2026	(2,024)	18
20 Year U.S. Treasury Bond Futures	Long	15	3/31/2026	1,734	(23)
30 Year Ultra U.S. Treasury Bond Futures	Long	23	3/31/2026	2,714	(43)
					$(132)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3615%	Annual	5/31/2030	USD520	$1	$—	$1
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	3	—	3
SOFR	Annual	3.8215%	Annual	4/23/2035	USD100	(1)	—	(1)
SOFR	Annual	3.6965%	Annual	11/5/2035	USD230	2	—	2
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,182	121	—	121
						$126	$—	$126

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,682,000, which represented 6.12% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $946,000, which represented 0.75% of the net assets of the fund.
(f)	Represents securities transacted on a TBA basis.

American Funds Insurance Series	256

American Funds Mortgage Fund® (continued)

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

257	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio December 31, 2025

Short-term securities 100.30%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 62.55%
Apple, Inc. 1/5/2026 (a)	0.210%	USD4,000	$3,998
Apple, Inc. 1/15/2026 (a)	0.315	7,500	7,489
Cabot Trail Funding, LLC. 1/14/2026 (a)	1.160	10,175	10,160
CHARTA, LLC 1/14/2026 (a)	0.449	10,000	9,985
Chevron Corp. 1/5/2026 (a)	0.201	2,200	2,199
Chevron Corp. 2/3/2026 (a)	0.544	11,400	11,361
Cisco Systems, Inc. 1/22/2026 (a)	0.854	11,900	11,873
DBS Bank, Ltd. 1/23/2026 (a)	1.522	11,500	11,473
Essilor International 1/26/2026 (a)	0.346	9,000	8,976
Linde, Inc. 1/20/2026	0.357	2,900	2,894
Linde, Inc. 2/2/2026	0.435	8,200	8,173
LVMH Moet Hennessy Louis Vuitton, Inc. 2/2/2026 (a)	1.227	11,000	10,963
Novartis Finance Corp. 1/12/2026 (a)	0.211	11,000	10,987
Oversea-Chinese Banking Corp., Ltd. 1/5/2026 (a)	0.347	5,200	5,197
Oversea-Chinese Banking Corp., Ltd. 1/26/2026 (a)	0.260	4,200	4,189
Paccar Financial Corp. 1/26/2026	0.385	10,000	9,973
Procter & Gamble Co. 3/4/2026 (a)	0.748	10,000	9,936
Prudential Funding, LLC 1/9/2026	0.311	10,000	9,991
Siemens Capital Company, LLC. 1/6/2026 (a)	1.103	7,700	7,695
Starbird Funding Corp. 3/4/2026 (a)	0.822	10,800	10,729
Victory Receivables Corp. 1/16/2026 (a)	0.994	12,000	11,980
Wal-Mart Stores, Inc. 1/14/2026 (a)	0.280	12,200	12,183
			192,404
Federal agency bills & notes 19.81%
Federal Farm Credit Banks 2/20/2026	0.526	1,000	995
Federal Home Loan Bank 1/2/2026	0.020	4,500	4,500
Federal Home Loan Bank 1/30/2026	1.143	9,600	9,573
Federal Home Loan Bank 2/6/2026	0.877	5,000	4,983
Federal Home Loan Bank 2/11/2026	0.869	2,400	2,391
Federal Home Loan Bank 2/12/2026	0.841	6,100	6,075
Federal Home Loan Bank 2/17/2026	0.739	7,500	7,466
Federal Home Loan Bank 2/25/2026	1.086	11,100	11,041
Federal Home Loan Bank 3/6/2026	0.795	4,000	3,975
Federal Home Loan Bank 3/11/2026	0.787	5,000	4,967
Federal Home Loan Bank 4/8/2026	0.962	5,000	4,953
			60,919
Bonds & notes of governments & government agencies outside the U.S. 13.50%
Alberta (Province of) 3/2/2026 (a)	0.846	9,800	9,739
Hydro-Québec 1/6/2026 (a)	0.385	11,000	10,993
KfW 1/7/2026 (a)	0.218	2,000	1,999
KfW 3/18/2026 (a)	0.762	8,000	7,939
Ontario (Province of) 1/23/2026	0.563	7,000	6,984
Ontario (Province of) 2/26/2026	0.828	3,900	3,877
			41,531

American Funds Insurance Series	258

Ultra-Short Bond Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 4.44%
U.S. Treasury 2/10/2026	0.632%	USD8,700	$8,667
U.S. Treasury 2/17/2026	0.652	5,000	4,977
			13,644
Total short-term securities (cost: $308,476,000)			308,498
Total investment securities 100.30% (cost: $308,476,000)			308,498
Other assets less liabilities (0.30)%			(921)
Net assets 100.00%			$307,577

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $192,043,000, which represented 62.44% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

259	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 86.86%	Principal amount (000)	Value (000)
Mortgage-backed obligations 43.50%
Federal agency mortgage-backed obligations 43.50%
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (a)	4	4
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	— (b)	— (b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	2	2
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	413	409
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	968	957
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	721	683
Fannie Mae Pool #940890 6.50% 6/1/2037 (a)	— (b)	— (b)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	297	281
Fannie Mae Pool #256828 7.00% 7/1/2037 (a)	2	2
Fannie Mae Pool #256860 6.50% 8/1/2037 (a)	8	8
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	9	10
Fannie Mae Pool #970343 6.00% 2/1/2038 (a)	12	12
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	15	15
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	6	6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (a)	22,975	20,051
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	250	257
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	126	129
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	27	28
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	114	117
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	14	14
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	63	65
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	12	12
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	5	6
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	16	16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	6	5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	28	27
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (a)	754	784
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	7	6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	51	49
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	3,360	3,191
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	42	40
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	11	10
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	6	6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	5	5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	77	75
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	2,416	2,281
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	31	29
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	43	42
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	61	59
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	19	18
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	13	13
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	865	822
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	318	302
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	84	79
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	428	406
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	241	228
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (a)	2,768	2,508
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	706	611
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	24	21
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	447	382
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	150	130
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	1,520	1,304
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	187	153
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	1,301	1,054

American Funds Insurance Series	260

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	USD66	$54
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	874	723
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	559	456
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	338	289
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	1,334	1,080
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	827	700
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	4,198	3,797
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	1,272	1,087
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	257	218
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	149	129
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (a)	488	414
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	1,207	1,025
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	550	471
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	364	308
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (a)	972	823
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	40	33
Fannie Mae Pool #BU2803 2.50% 11/1/2051 (a)	20	17
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (a)	1,948	1,652
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	996	856
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (a)	5	4
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	633	575
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (a)	463	375
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (a)	2,286	2,025
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	1,868	1,676
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	949	840
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	383	310
Fannie Mae Pool #FS5037 2.50% 2/1/2052 (a)	368	312
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	160	137
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	2,932	2,654
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)	1,945	1,724
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (a)	410	391
Fannie Mae Pool #BV7703 2.00% 4/1/2052 (a)	3,078	2,496
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	7,001	5,926
Fannie Mae Pool #CB3375 3.50% 4/1/2052 (a)	1,004	931
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (a)	783	694
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	168	149
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (a)	549	523
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	473	383
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	98	79
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (a)	2,471	2,359
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (a)	49	49
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (a)	44	44
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	203	165
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	3,391	2,871
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	2,189	2,030
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	285	288
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (a)	46	46
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	628	619
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (a)	8,032	8,048
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	3,185	2,587
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (a)	912	898
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (a)	832	817
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (a)	7,788	7,805
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (a)	4,729	4,733
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	576	587
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	526	536
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (a)	77	79
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (a)	207	216

261	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	USD48	$46
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	7	7
Fannie Mae Pool #BX3198 4.00% 12/1/2052 (a)	47	45
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (a)	2,465	2,418
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (a)	1,804	1,875
Fannie Mae Pool #BY1411 4.00% 2/1/2053 (a)	1,367	1,303
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	8	8
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	660	691
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (a)	717	739
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	543	563
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	223	212
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	1,942	1,977
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	320	338
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	288	294
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	1,594	1,646
Fannie Mae Pool #CB6590 4.00% 6/1/2053 (a)	70	67
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	2,635	2,682
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	2,588	2,664
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (a)	1,690	1,741
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	1,634	1,684
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	1,248	1,287
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	1,196	1,240
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	346	339
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	9,038	9,198
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	1,490	1,533
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	245	253
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	429	419
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	186	189
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	19,754	20,095
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	444	457
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	618	644
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	178	185
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	943	898
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	24	25
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (a)	254	236
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	23	21
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	494	502
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	136	138
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (a)	9,288	9,680
Fannie Mae Pool #CB8089 7.00% 12/1/2053 (a)	721	758
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	2,899	3,018
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	445	452
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (a)	6,000	6,316
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	876	889
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	395	401
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (a)	42	42
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	1,169	1,194
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	600	623
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,109	1,161
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (a)	5,132	5,210
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	1,595	1,677
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	2,882	2,972
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	687	706
Fannie Mae Pool #DB6813 6.00% 6/1/2054 (a)	106	109
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	3,937	4,107
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	1,677	1,743
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	6,657	6,866
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,615	3,755
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	844	867
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	144	148

American Funds Insurance Series	262

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	USD5,993	$6,273
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	1,622	1,693
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	959	1,007
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (a)	234	240
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	217	225
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	112	115
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	101	104
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	88	92
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	84	86
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	1,648	1,730
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	1,419	1,475
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	1,865	1,906
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	1,350	1,387
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	91	93
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	45	46
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	4,335	4,506
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	1,397	1,440
Fannie Mae Pool #DC5704 4.00% 11/1/2054 (a)	132	125
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	199	203
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	23	23
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	2,547	2,619
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	372	384
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	783	782
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	31	32
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	2,206	2,293
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	1,578	1,621
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	947	978
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	26	26
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	192	198
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	7,300	7,407
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	10,881	11,317
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	8,612	8,952
Fannie Mae Pool #MA5649 7.00% 3/1/2055 (a)	6,435	6,770
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	1,829	1,880
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	69	71
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	67	69
Fannie Mae Pool #MA5676 7.00% 4/1/2055 (a)	670	705
Fannie Mae Pool #DD9126 4.00% 5/1/2055 (a)	53	50
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	174	179
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (a)	1,377	1,451
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	662	681
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	5,053	5,256
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	3,040	3,159
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (a)	86	79
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	4,204	4,266
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	762	783
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	470	489
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (a)	1,705	1,730
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (a)	158	150
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,111	968
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	331	323
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	420	382
FARM Mortgage Trust, Series 2024-1, Class A, 4.684% 10/1/2053 (a)(c)(d)	941	918
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (a)	— (b)	1; (b)
Freddie Mac Pool #1H1354 6.26% 11/1/2036 (a)(d)	29	30
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,083	1,025
Freddie Mac Pool #C03518 5.00% 9/1/2040 (a)	216	223
Freddie Mac Pool #G06459 5.00% 5/1/2041 (a)	446	459
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	601	521

263	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RB5154 2.50% 4/1/2042 (a)	USD8,660	$7,741
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	2	2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	21	20
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	22	21
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (a)	109	107
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	161	154
Freddie Mac Pool #760014 4.632% 8/1/2045 (a)(d)	202	203
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	41	38
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	58	55
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,483	5,288
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	39	37
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	39	37
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	32	30
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	24	23
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	19	18
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	16	16
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	11	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	11	10
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	686	666
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	38	37
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	32	31
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	21	20
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	12	12
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	63	62
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (a)	5,121	4,951
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	156	156
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	74	73
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	50	49
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (a)	16	16
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	123	117
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	36	34
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	290	275
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	151	143
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	23	21
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	1,329	1,079
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	28	24
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	1,136	928
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	1,713	1,467
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	31	25
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (a)	713	605
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	51	42
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	1,974	1,620
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	895	724
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	127	115
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (a)	7,920	6,839
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	398	325
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	418	362
Freddie Mac Pool #QD3226 2.50% 12/1/2051 (a)	952	806
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	104	88
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	259	224
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	121	109
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	4,455	3,606
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	2,324	1,881
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	293	237
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	7,547	7,088
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	147	137
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (a)	327	264
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (a)	104	97
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (a)	325	309
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	801	681

American Funds Insurance Series	264

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #8D0226 2.544% 5/1/2052 (a)(d)	USD412	$383
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	7,491	6,653
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (a)	1,238	1,148
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (a)	410	380
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	328	278
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	262	232
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (a)	36	34
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	2,028	1,717
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	3,100	2,749
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (a)	48	43
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (a)	135	128
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	180	177
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	781	782
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (a)	45	45
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (a)	36	37
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	792	777
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	185	182
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	116	114
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	8,774	8,809
Freddie Mac Pool #SD3782 4.50% 10/1/2052 (a)	3,051	2,992
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	78	77
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	947	943
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (a)	698	687
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	1,823	1,856
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (a)	3,737	3,900
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (a)	663	588
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	799	813
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (a)	744	767
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (a)	409	422
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	79	78
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	712	725
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	457	464
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	3,287	3,388
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (a)	1,519	1,568
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	213	225
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	1,346	1,369
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	12,863	13,257
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (a)	3,429	3,532
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	1,797	1,852
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (a)	748	771
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	371	386
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	336	347
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	219	227
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	186	194
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	1,797	1,881
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	1,557	1,632
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	1,477	1,560
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	1,453	1,532
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	1,018	1,076
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	817	860
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	494	515
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	462	493
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	15,782	16,058
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	569	580
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (a)	16,252	16,745
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	17,343	17,848
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	670	681
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (a)	34,942	35,984
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	1,977	2,036
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)	72	75

265	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (a)	USD2,099	$1,859
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	4,342	4,473
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	686	671
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	2,949	2,993
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (a)	9,504	9,972
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	32	33
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	1,820	1,849
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	340	355
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)	157	149
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	861	875
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (a)	3,774	3,911
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (a)	172	177
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (a)	4,620	4,858
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	461	468
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	526	537
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	93	94
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	490	509
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	478	485
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	66	68
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	2,108	2,207
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	1,019	1,071
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	11,156	11,596
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	2,477	2,609
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	932	976
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	582	614
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	7,350	7,575
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	2,780	2,867
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	215	221
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	5,542	5,770
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	2,052	2,133
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	3,847	3,932
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (a)	906	919
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	2,900	2,985
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	1,336	1,377
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	137	141
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	76	78
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	51	53
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	4,317	4,487
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	3,489	3,652
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (a)	673	683
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	470	485
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	245	253
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	232	242
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	225	235
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	138	142
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (a)	4,396	4,620
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	1,520	1,580
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	1,245	1,301
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	3	3
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	379	384
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	3	3
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	3,591	3,719
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	3,112	3,197
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	1,422	1,480
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	1,033	1,071
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	1,444	1,520
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	2,201	2,261
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	5	6
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	1,301	1,336

American Funds Insurance Series	266

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	USD4,423	$4,646
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	1,003	1,042
Freddie Mac Pool #QY0582 4.00% 4/1/2055 (a)	808	767
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (a)	213	216
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	378	388
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (a)	622	661
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	348	357
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	649	648
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	8,713	9,057
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	2,767	2,807
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	1,223	1,257
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	4,638	4,821
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	631	648
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	2,776	2,914
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	1,752	1,841
Freddie Mac Pool #QZ5542 3.50% 10/1/2055 (a)	526	488
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	3,875	3,932
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	3,332	3,184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	704	622
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	283	255
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	3,410	3,239
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	3,022	2,885
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	764	664
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(d)	1,062	971
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	324	318
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	3,378	3,042
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	386	377
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	590	529
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	1,453	1,417
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	316	284
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	1,257	1,185
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	12,897	12,705
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	3,267	3,108
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (a)	933	868
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (a)	435	392
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	3,198	3,120
Government National Mortgage Assn. 5.00% 1/1/2056 (a)(e)	5	5
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (a)	55	58
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (a)	11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (a)	113	122
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (a)	25	26
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (a)	113	117
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	60	64
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	1,653	1,712
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	602	615
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	392	388
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (a)	14	13
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	734	609
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	643	533
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,304	3,676
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	1,863	1,609
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	593	508
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	3,352	2,857
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	78	67
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	2,855	2,459
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	1,472	1,273
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	896	774
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	707	606
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	224	202
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	827	714

267	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	USD176	$158
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	2,004	1,847
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	620	568
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	3,811	3,522
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	291	277
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	401	382
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	199	190
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	50	50
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	4,091	4,008
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	2,634	2,581
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	1,116	1,091
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	4,323	4,109
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	1,352	1,319
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	484	490
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	989	999
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	343	346
Government National Mortgage Assn. Pool #MB0742 3.50% 11/20/2055 (a)	928	845
Government National Mortgage Assn. Pool #MB0810 3.50% 12/20/2055 (a)	484	440
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	418	312
Uniform Mortgage-Backed Security 2.00% 1/1/2041 (a)(e)	1,115	1,033
Uniform Mortgage-Backed Security 4.00% 1/1/2041 (a)(e)	920	908
Uniform Mortgage-Backed Security 5.00% 1/1/2041 (a)(e)	780	790
Uniform Mortgage-Backed Security 2.00% 1/1/2056 (a)(e)	16,198	13,097
Uniform Mortgage-Backed Security 3.50% 1/1/2056 (a)(e)	119	110
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (a)(e)	1,999	1,951
Uniform Mortgage-Backed Security 5.50% 1/1/2056 (a)(e)	6,284	6,373
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (a)(e)	18,724	19,228
Uniform Mortgage-Backed Security 6.50% 1/1/2056 (a)(e)	6,031	6,268
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (a)(e)	7,168	6,605
Total mortgage-backed obligations		816,712
U.S. Treasury bonds & notes 40.76%
U.S. Treasury 36.84%
U.S. Treasury 4.25% 1/31/2026	5,535	5,536
U.S. Treasury 4.625% 2/28/2026	9,375	9,388
U.S. Treasury 4.625% 3/15/2026	11,050	11,072
U.S. Treasury 4.50% 3/31/2026	1,435	1,438
U.S. Treasury 4.875% 4/30/2026	35,525	35,676
U.S. Treasury 0.875% 6/30/2026	2,065	2,038
U.S. Treasury 4.50% 7/15/2026	10,366	10,422
U.S. Treasury 4.375% 7/31/2026	25,795	25,919
U.S. Treasury 4.625% 9/15/2026	10,209	10,285
U.S. Treasury 3.50% 9/30/2026	11,100	11,094
U.S. Treasury 3.875% 3/31/2027	23,000	23,100
U.S. Treasury 4.50% 4/15/2027	30,000	30,371
U.S. Treasury 0.50% 4/30/2027	1,250	1,202
U.S. Treasury 2.625% 5/31/2027	2,290	2,263
U.S. Treasury 3.75% 6/30/2027	33,220	33,348
U.S. Treasury 3.875% 7/31/2027	10,000	10,059
U.S. Treasury 3.75% 8/15/2027	5,043	5,064
U.S. Treasury 3.625% 8/31/2027	2,945	2,951
U.S. Treasury 3.375% 11/30/2027	600	599
U.S. Treasury 4.25% 2/15/2028 (f)	48,655	49,404
U.S. Treasury 3.625% 5/31/2028	14,850	14,890
U.S. Treasury 1.25% 6/30/2028	3,325	3,147
U.S. Treasury 4.00% 6/30/2028	6,907	6,988
U.S. Treasury 1.00% 7/31/2028	970	910
U.S. Treasury 4.125% 7/31/2028	17,685	17,950
U.S. Treasury 3.50% 11/15/2028	410	410

American Funds Insurance Series	268

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.625% 2/15/2029	USD3,270	$3,180
U.S. Treasury 4.50% 5/31/2029	825	849
U.S. Treasury 2.625% 7/31/2029	9,309	9,006
U.S. Treasury 4.00% 7/31/2029	15,070	15,268
U.S. Treasury 4.125% 10/31/2029	4,800	4,883
U.S. Treasury 4.125% 11/30/2029	10,200	10,377
U.S. Treasury 4.375% 12/31/2029	23,475	24,106
U.S. Treasury 4.00% 2/28/2030	11,270	11,415
U.S. Treasury 4.00% 3/31/2030	15,000	15,193
U.S. Treasury 3.75% 6/30/2030	17,030	17,075
U.S. Treasury 3.875% 6/30/2030	6,000	6,046
U.S. Treasury 4.00% 7/31/2030	1,185	1,200
U.S. Treasury 4.625% 9/30/2030	1,290	1,341
U.S. Treasury 4.875% 10/31/2030	625	657
U.S. Treasury 3.50% 11/30/2030	505	500
U.S. Treasury 4.25% 6/30/2031	9,625	9,847
U.S. Treasury 4.125% 11/30/2031	3,240	3,290
U.S. Treasury 4.125% 2/29/2032	9,305	9,440
U.S. Treasury 4.125% 3/31/2032	3,000	3,043
U.S. Treasury 4.125% 5/31/2032	10,295	10,435
U.S. Treasury 4.00% 6/30/2032	16,910	17,018
U.S. Treasury 2.75% 8/15/2032	8,095	7,550
U.S. Treasury 3.75% 11/30/2032	4,075	4,030
U.S. Treasury 3.875% 8/15/2033	3,180	3,156
U.S. Treasury 4.375% 5/15/2034	1,687	1,726
U.S. Treasury 3.875% 8/15/2034	1,970	1,941
U.S. Treasury 4.25% 11/15/2034	1,790	1,810
U.S. Treasury 4.625% 2/15/2035	5,000	5,194
U.S. Treasury 4.25% 5/15/2035	1,800	1,816
U.S. Treasury 4.25% 8/15/2035	5,315	5,357
U.S. Treasury 4.00% 11/15/2035	285	281
U.S. Treasury 4.50% 8/15/2039	13,655	13,699
U.S. Treasury 4.625% 2/15/2040	90	91
U.S. Treasury, interest only, 0% 11/15/2040	1,110	545
U.S. Treasury 1.375% 11/15/2040	1,945	1,265
U.S. Treasury 3.875% 5/15/2043	820	737
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,663
U.S. Treasury 4.125% 8/15/2044	11,760	10,810
U.S. Treasury 2.50% 2/15/2045	4,850	3,441
U.S. Treasury 5.00% 5/15/2045	8,955	9,207
U.S. Treasury 4.625% 11/15/2045	180	176
U.S. Treasury 2.50% 2/15/2046	3,900	2,720
U.S. Treasury 2.50% 5/15/2046	1,585	1,101
U.S. Treasury 2.875% 11/15/2046	2,700	1,997
U.S. Treasury 3.00% 8/15/2048	750	556
U.S. Treasury 2.375% 11/15/2049	1,435	924
U.S. Treasury 1.25% 5/15/2050	14,825	7,117
U.S. Treasury 1.375% 8/15/2050	4,330	2,135
U.S. Treasury 1.625% 11/15/2050	35,205	18,533
U.S. Treasury 1.875% 2/15/2051	5,892	3,301
U.S. Treasury 2.375% 5/15/2051	6,280	3,968
U.S. Treasury 2.00% 8/15/2051	5,226	3,001
U.S. Treasury 1.875% 11/15/2051	3,164	1,754
U.S. Treasury 3.00% 8/15/2052	895	643
U.S. Treasury 4.00% 11/15/2052	1,849	1,607
U.S. Treasury 4.75% 11/15/2053	205	202
U.S. Treasury 4.25% 2/15/2054	11,130	10,086
U.S. Treasury 4.625% 5/15/2054	3,165	3,054
U.S. Treasury 4.25% 8/15/2054	50	45

269	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 2/15/2055		USD7,370	$7,115
U.S. Treasury 4.75% 8/15/2055 (f)		27,230	26,830
U.S. Treasury 4.625% 11/15/2055		19,425	18,754
			691,669

U.S. Treasury inflation-protected securities 3.92%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (g)		9,620	9,533
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (g)		2,960	2,907
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (g)		37,322	37,704
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (g)		1,093	1,014
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (g)		3,399	3,107
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (g)		7,377	7,411
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (g)		141	138
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (g)		1,506	1,173
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (g)		1,756	1,308
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (g)		323	233
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (g)		368	212
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (g)		144	78
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (g)		456	410
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (g)		8,752	8,308
			73,536
Total U.S. Treasury bonds & notes			765,205
Federal agency bonds & notes 2.60%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		46	46
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,462
Federal Home Loan Bank 5.50% 7/15/2036		300	329
Federal National Mortgage Association 7.125% 1/15/2030		2,000	2,258
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,840
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,966
Tennessee Valley Authority 4.875% 5/15/2035		2,445	2,525
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,811
Tennessee Valley Authority 5.88% 4/1/2036		875	980
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	223
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		660	639
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		645	657
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,200	2,188
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	10,131
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	3,029
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,987
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,773	1,726
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,074	1,998
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,167	2,056
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,545
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	308
			48,704
Total bonds, notes & other debt instruments (cost: $1,653,043,000)			1,630,621
Short-term securities 15.36%	Weighted average yield at acquisition
Commercial paper 8.81%
Apple, Inc. 1/15/2026 (c)	3.650%	15,000	14,977
CAFCO, LLC 1/14/2026 (c)	4.040	10,000	9,985

American Funds Insurance Series	270

U.S. Government Securities Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper (continued)
Chevron Corp. 2/3/2026 (c)	3.760%	USD12,300	$12,258
Desjardins Group 2/27/2026 (c)	3.750	12,500	12,425
Exxon Asset Management Co. 3/31/2026	3.820	19,510	19,332
Linde, Inc. 1/20/2026	3.660	9,400	9,381
Novartis Finance Corp. 1/2/2026 (c)	3.660	10,000	9,998
Oversea-Chinese Banking Corp., Ltd. 1/26/2026 (c)	3.740	7,000	6,981
Procter & Gamble Co. 1/23/2026 (c)	3.900	10,000	9,977
Procter & Gamble Co. 3/4/2026 (c)	3.750	10,000	9,936
Prudential Funding, LLC 1/9/2026	3.700	20,000	19,982
TOTAL Holdings USA, Inc. 1/5/2026 (c)	3.715	15,000	14,992
Wal-Mart Stores, Inc. 1/14/2026 (c)	3.630	15,200	15,178
			165,402

Bonds & notes of governments & government agencies outside the U.S. 2.58%
Alberta (Province of) 2/12/2026 (c)	3.770	10,100	10,056
KfW 1/7/2026 (c)	3.700	13,000	12,991
Ontario (Province of) 2/6/2026	3.770	25,600	25,501
			48,548

Federal agency bills & notes 3.97%
Federal Farm Credit Banks 2/20/2026	3.580	30,500	30,353
Federal Home Loan Bank 1/2/2026	3.500	14,364	14,364
Federal Home Loan Bank 1/23/2026	3.842	11,960	11,935
Federal Home Loan Bank 2/25/2026	3.725	17,900	17,805
Total short-term securities (cost: $288,397,000)			288,407
Options purchased (equity style) 0.01%
Options purchased (equity style)*			242
Total options purchased (equity style) (cost: $330,000)			242
Total investment securities 102.23% (cost: $1,941,770,000)			1,919,270
Total options written (equity style) † 0.00% (premium received: $102,000)			(81)
Other assets less liabilities (2.23)%			(41,841)
Net assets 100.00%			$1,877,348
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	2,426	3/13/2026	USD96.63	USD606,500	$242

271	American Funds Insurance Series

U.S. Government Securities Fund (continued)
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	1,444	3/13/2026	USD96.81	USD(361,000)	$(81)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
30 Day Federal Funds Futures	Long	18	2/2/2026	USD7,228	$1
30 Day Federal Funds Futures	Long	443	3/2/2026	177,962	(25)
3 Month SOFR Futures	Long	3	6/17/2026	724	(4)
3 Month SOFR Futures	Long	26	9/16/2026	6,285	(6)
2 Year U.S. Treasury Note Futures	Long	5,852	4/6/2026	1,221,834	(293)
5 Year U.S. Treasury Note Futures	Long	2,936	4/6/2026	320,918	(856)
10 Year Ultra U.S. Treasury Note Futures	Short	253	3/31/2026	(29,099)	169
10 Year U.S. Treasury Note Futures	Short	1,099	3/31/2026	(123,569)	907
20 Year U.S. Treasury Bond Futures	Long	186	3/31/2026	21,500	(257)
30 Year Ultra U.S. Treasury Bond Futures	Long	447	3/31/2026	52,746	(850)
					$(1,214)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.184%	Annual	SOFR	Annual	1/10/2026	USD11,198	$1	$—	$1
4.2035%	Annual	SOFR	Annual	1/10/2026	USD11,197	1	—	1
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	— (b)	—	— (b)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	6	—	6
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	3	—	3
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	2	—	2
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	2	—	2
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	2	—	2
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	1	—	1
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	1	—	1
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	34	—	34
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	34	—	34
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	89	—	89
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	46	—	46
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	116	—	116
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	103	—	103
4.659%	Annual	SOFR	Annual	5/17/2026	USD45,400	159	—	159
SOFR	Annual	4.528%	Annual	6/18/2026	USD2,700	(10)	—	(10)

American Funds Insurance Series	272

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	2.12%	At maturity	12/22/2026	USD5,735	$8	$—	$8
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	16	—	16
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	15	—	15
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	8	—	8
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(467)	—	(467)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	95	—	95
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	47	—	47
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	361	—	361
SOFR	Annual	3.2465%	Annual	9/15/2027	USD16,600	19	—	19
SOFR	Annual	3.249%	Annual	9/15/2027	USD16,690	19	—	19
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	36	—	36
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	38	—	38
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	143	—	143
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	(19)	—	(19)
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	(23)	—	(23)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	(29)	—	(29)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	5,455	—	5,455
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(25)	—	(25)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(15)	—	(15)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(7)	—	(7)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(8)	—	(8)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(8)	—	(8)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(31)	—	(31)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(14)	—	(14)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(17)	—	(17)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(25)	—	(25)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(21)	—	(21)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(17)	—	(17)
SOFR	Annual	3.3615%	Annual	5/31/2030	USD15,320	38	—	38
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(132)	—	(132)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	1,909	—	1,909
3.488%	Annual	SOFR	Annual	6/17/2031	USD6,316	1	—	1
3.43574%	Annual	SOFR	Annual	6/17/2031	USD7,364	(16)	—	(16)
SOFR	Annual	3.326%	Annual	9/19/2032	USD10,880	172	—	172
SOFR	Annual	3.4225%	Annual	9/22/2032	USD10,938	110	—	110
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(11)	—	(11)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(29)	—	(29)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	28	—	28
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	24	—	24
SOFR	Annual	3.7175%	Annual	8/8/2035	USD1,180	6	—	6
SOFR	Annual	3.6965%	Annual	11/5/2035	USD2,870	23	—	23
SOFR	Annual	3.79168%	Annual	6/17/2036	USD8,076	33	—	33
SOFR	Annual	3.801%	Annual	6/17/2036	USD6,989	23	—	23
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,118	—	1,118
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,298)	—	(1,298)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(393)	—	(393)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(372)	—	(372)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	236	—	236
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	640	—	640
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	117	—	117
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	112	—	112
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	268	—	268
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	266	—	266

273	American Funds Insurance Series

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	$159	$—	$159
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	150	—	150
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	144	—	144
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	142	—	142
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	144	—	144
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	163	—	163
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	297	—	297
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	162	—	162
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	141	—	141
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	168	—	168
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,019	169	—	169
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	125	—	125
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	40	—	40
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	492	—	492
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	473	—	473
4.13862%	Annual	SOFR	Annual	6/17/2056	USD1,957	(12)	—	(12)
4.097%	Annual	SOFR	Annual	6/17/2056	USD1,702	(23)	—	(23)
						$11,931	$—	$11,931

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $140,672,000, which represented 7.49% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $16,083,000, which represented 0.86% of the net assets of the fund.
(g)	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	274

Managed Risk Growth Fund
Investment portfolio December 31, 2025

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,046,065	$429,678
Total growth funds (cost: $297,224,000)		429,678
Fixed income funds 10.02%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,324,267	50,687
Total fixed income funds (cost: $50,772,000)		50,687
Short-term securities 4.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	23,417,711	23,418
Total short-term securities (cost: $23,418,000)		23,418
Options purchased (equity style) 0.27%
Options purchased (equity style)*		1,328
Total options purchased (cost: $4,348,000)		1,328
Total investment securities 99.91% (cost: $375,762,000)		505,111
Other assets less liabilities 0.09%		468
Net assets 100.00%		$505,579
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	90	USD61,610	USD4,250.00	3/20/2026	$31
S&P 500 Index	415	284,088	4,275.00	3/20/2026	146
S&P 500 Index	10	6,846	4,375.00	3/20/2026	4
S&P 500 Index	25	17,114	4,500.00	3/20/2026	11
S&P 500 Index	25	17,114	4,650.00	3/20/2026	14
S&P 500 Index	15	10,268	4,750.00	3/20/2026	9
S&P 500 Index	10	6,846	4,775.00	3/20/2026	6
S&P 500 Index	20	13,691	4,825.00	3/20/2026	13
S&P 500 Index	25	17,114	4,850.00	3/20/2026	17
S&P 500 Index	20	13,691	4,900.00	3/20/2026	14
S&P 500 Index	10	6,846	4,625.00	6/18/2026	22
S&P 500 Index	325	222,479	4,700.00	6/18/2026	715
S&P 500 Index	10	6,846	4,750.00	6/18/2026	24
S&P 500 Index	75	51,341	4,825.00	6/18/2026	181
S&P 500 Index	20	13,691	4,850.00	6/18/2026	49
S&P 500 Index	10	6,846	5,000.00	6/18/2026	29
S&P 500 Index	10	6,846	4,775.00	9/18/2026	43
					$1,328

275	American Funds Insurance Series

Managed Risk Growth Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	46	3/20/2026	USD15,853	$8
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$445,562	$116,262	$180,830	$70,206	$(21,522)	$429,678	$1,046	$34,295
Fixed income funds 10.02%
American Funds Insurance Series – The Bond Fund of America, Class 1	52,786	41,135	44,622	15	1,373	50,687	2,246	—
Total 95.01%				$70,221	$(20,149)	$480,365	$3,292	$34,295

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	276

Managed Risk International Fund
Investment portfolio December 31, 2025

Growth funds 85.00%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,316,673	$96,391
Total growth funds (cost: $68,990,000)		96,391
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,190,669	11,335
Total fixed income funds (cost: $11,379,000)		11,335
Short-term securities 4.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	5,428,105	5,428
Total short-term securities (cost: $5,428,000)		5,428
Options purchased (equity style) 0.23%
Options purchased (equity style)*		267
Total options purchased (cost: $774,000)		267
Total investment securities 100.01% (cost: $86,571,000)		113,421
Other assets less liabilities (0.01)%		(17)
Net assets 100.00%		$113,404
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
iShares MSCI EAFE ETF	250	USD2,401	USD65.00	3/20/2026	$2
iShares MSCI EAFE ETF	4,900	47,055	70.00	3/20/2026	47
iShares MSCI EAFE ETF	2,600	24,968	72.00	3/20/2026	51
iShares MSCI EAFE ETF	125	1,200	74.00	3/20/2026	2
iShares MSCI EAFE ETF	300	2,881	75.00	3/20/2026	4
iShares MSCI EAFE ETF	200	1,921	76.00	3/20/2026	3
iShares MSCI EAFE ETF	2,425	23,287	70.00	6/18/2026	137
iShares MSCI EAFE ETF	450	4,321	75.00	6/18/2026	21
					$267
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
MSCI EAFE Index Futures	Long	21	3/20/2026	USD3,047	$13

277	American Funds Insurance Series

Managed Risk International Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.00%
American Funds Insurance Series – International Fund, Class 1	$96,701	$11,326	$33,601	$6,644	$15,321	$96,391	$1,416	$—
Fixed income funds 9.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	11,472	6,653	7,132	89	253	11,335	495	—
Total 94.99%				$6,733	$15,574	$107,726	$1,911	$—

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	278

Managed Risk Washington Mutual Investors Fund
Investment portfolio December 31, 2025

Growth-and-income funds 85.06%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	14,745,796	$268,079
Total growth-and-income funds (cost: $198,932,000)		268,079
Fixed income funds 10.01%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,186,969	31,551
Total fixed income funds (cost: $31,563,000)		31,551
Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	14,703,653	14,704
Total short-term securities (cost: $14,704,000)		14,704
Options purchased (equity style) 0.20%
Options purchased (equity style)*		647
Total options purchased (cost: $2,471,000)		647
Total investment securities 99.94% (cost: $247,670,000)		314,981
Other assets less liabilities 0.06%		191
Net assets 100.00%		$315,172
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	15	USD10,268	USD4,175.00	3/20/2026	$5
S&P 500 Index	125	85,569	4,275.00	3/20/2026	44
S&P 500 Index	15	10,268	4,375.00	3/20/2026	6
S&P 500 Index	20	13,691	4,500.00	3/20/2026	9
S&P 500 Index	270	184,828	4,625.00	3/20/2026	135
S&P 500 Index	15	10,268	4,650.00	3/20/2026	8
S&P 500 Index	15	10,268	4,850.00	3/20/2026	10
S&P 500 Index	10	6,846	4,900.00	3/20/2026	7
S&P 500 Index	10	6,846	4,650.00	6/18/2026	22
S&P 500 Index	100	68,455	4,700.00	6/18/2026	220
S&P 500 Index	35	23,959	4,825.00	6/18/2026	85
S&P 500 Index	10	6,846	4,850.00	6/18/2026	24
S&P 500 Index	10	6,846	5,000.00	6/18/2026	29
S&P 500 Index	10	6,846	4,775.00	9/18/2026	43
					$647

279	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	24	3/20/2026	USD8,271	$1
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 85.06%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$273,106	$49,141	$75,666	$17,364	$4,134	$268,079	$4,236	$17,905
Fixed income funds 10.01%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,524	16,239	18,298	(161)	1,247	31,551	1,405	—
Total 95.07%				$17,203	$5,381	$299,630	$5,641	$17,905

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	280

Managed Risk Growth-Income Fund
Investment portfolio December 31, 2025

Growth-and-income funds 79.67%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	24,608,461	$1,666,731
Total growth-and-income funds (cost: $1,348,887,000)		1,666,731
Fixed income funds 14.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	32,944,468	313,631
Total fixed income funds (cost: $313,629,000)		313,631
Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	100,972,696	100,973
Total short-term securities (cost: $100,973,000)		100,973
Options purchased (equity style) 0.34%
Options purchased (equity style)*		7,071
Total options purchased (cost: $27,268,000)		7,071
Total investment securities 99.82% (cost: $1,790,757,000)		2,088,406
Other assets less liabilities 0.18%		3,734
Net assets 100.00%		$2,092,140
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	80	USD54,764	USD4,175.00	3/20/2026	$27
S&P 500 Index	1,830	1,252,727	4,275.00	3/20/2026	646
S&P 500 Index	205	140,333	4,375.00	3/20/2026	86
S&P 500 Index	40	27,382	4,425.00	3/20/2026	17
S&P 500 Index	95	65,032	4,500.00	3/20/2026	42
S&P 500 Index	50	34,228	4,525.00	3/20/2026	25
S&P 500 Index	2,480	1,697,684	4,625.00	3/20/2026	1,240
S&P 500 Index	165	112,951	4,650.00	3/20/2026	91
S&P 500 Index	40	27,382	4,825.00	3/20/2026	26
S&P 500 Index	150	102,683	4,850.00	3/20/2026	103
S&P 500 Index	95	65,032	4,900.00	3/20/2026	65
S&P 500 Index	90	61,610	4,625.00	6/18/2026	193
S&P 500 Index	85	58,187	4,650.00	6/18/2026	187
S&P 500 Index	1,110	759,851	4,700.00	6/18/2026	2,442
S&P 500 Index	65	44,496	4,750.00	6/18/2026	155
S&P 500 Index	390	266,975	4,825.00	6/18/2026	944
S&P 500 Index	140	95,837	4,850.00	6/18/2026	343
S&P 500 Index	40	27,382	5,000.00	6/18/2026	118
S&P 500 Index	75	51,341	4,775.00	9/18/2026	321
					$7,071

281	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	255	3/20/2026	USD87,879	$46
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.67%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,736,906	$440,767	$500,363	$102,594	$(113,173)	$1,666,731	$18,415	$278,792
Fixed income funds 14.99%
American Funds Insurance Series – The Bond Fund of America, Class 1	325,683	143,011	164,543	624	8,856	313,631	13,851	—
Total 94.66%				$103,218	$(104,317)	$1,980,362	$32,266	$278,792

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	282

Managed Risk Asset Allocation Fund
Investment portfolio December 31, 2025

Asset allocation funds 95.20%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	51,064,459	$1,404,783
Total asset allocation funds (cost: $1,177,798,000)		1,404,783
Short-term securities 4.77%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.74% (a)	70,445,349	70,445
Total short-term securities (cost: $70,445,000)		70,445
Options purchased (equity style) 0.08%
Options purchased (equity style)*		1,217
Total options purchased (cost: $3,674,000)		1,217
Total investment securities 100.05% (cost: $1,251,917,000)		1,476,445
Other assets less liabilities (0.05)%		(743)
Net assets 100.00%		$1,475,702
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2025 (000)
Put
S&P 500 Index	385	USD263,552	USD4,275.00	3/20/2026	$136
S&P 500 Index	40	27,382	4,375.00	3/20/2026	17
S&P 500 Index	15	10,268	4,850.00	3/20/2026	10
S&P 500 Index	20	13,691	4,900.00	3/20/2026	14
S&P 500 Index	45	30,805	4,650.00	6/18/2026	99
S&P 500 Index	340	232,747	4,700.00	6/18/2026	748
S&P 500 Index	20	13,691	4,750.00	6/18/2026	48
S&P 500 Index	60	41,073	4,825.00	6/18/2026	145
					$1,217
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
S&P 500 E-mini Index Futures	Long	41	3/20/2026	USD14,130	$8

283	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.20%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,923,478	$267,997	$889,458	$39,013	$63,753	$1,404,783	$32,501	$127,660

(a)	Rate represents the seven-day yield at 12/31/2025.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements
Statements of assets and liabilities at December 31, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,852,855	$2,958,933	$53,450,984	$7,375,128	$4,007,822
Affiliated issuers	288,884	99,500	1,303,602	122,775	60,900
Cash	567	60	709	35	673
Cash collateral received for securities on loan	1	7,659	2,331	2,919	660
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	524	493	485	1,008	364
Unrealized appreciation on open forward currency contracts	—	—	—	—	80
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	—	369	—	2,909	2,947
Sales of fund’s shares	1,608	193	20,679	1,289	1,335
Dividends and interest	11,224	3,053	17,315	17,842	8,768
Variation margin on futures contracts	—	—	—	—	5
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	12	119	55	37	1
Other	476	869	65	1,967	1,037
	9,156,151	3,071,248	54,796,225	7,525,909	4,084,592
Liabilities:
Collateral for securities on loan	1,099	76,585	29,093	29,195	6,603
Unrealized depreciation on open forward currency contracts	—	—	—	—	78
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	1,119	20,443	6,814	631	4,143
Repurchases of fund’s shares	12,524	2,529	54,104	12,427	4,600
Investment advisory services	2,898	1,513	13,966	3,010	1,721
Insurance administrative fees	783	255	4,640	360	616
Services provided by related parties	1,269	541	7,457	1,050	496
Trustees’ deferred compensation	140	73	784	206	64
Variation margin on futures contracts	—	—	—	—	4
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	4,865	—	487	26,882	—
Other	108	15,506	98	168	18,899
	24,805	117,445	117,443	73,929	37,224
Commitments and contingencies*
Net assets at December 31, 2025	$9,131,346	$2,953,803	$54,678,782	$7,451,980	$4,047,368
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,669,963	$1,914,050	$18,377,552	$4,482,586	$2,226,544
Total distributable earnings (accumulated loss)	4,461,383	1,039,753	36,301,230	2,969,394	1,820,824
Net assets at December 31, 2025	$9,131,346	$2,953,803	$54,678,782	$7,451,980	$4,047,368
Investment securities on loan, at value	$4	$77,998	$22,741	$32,814	$8,183
Investment securities, at cost
Unaffiliated issuers	5,567,435	2,237,741	21,947,122	4,929,779	2,464,149
Affiliated issuers	288,846	99,493	1,303,348	122,756	60,891
Cash denominated in currencies other than U.S. dollars, at cost	524	493	485	1,004	364
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,684,406	$97,802	$2,056,244	$42,116,707	$398,386
Affiliated issuers	272,530	2,963	26,204	1,493,802	5,441
Cash	865	75	332	289	57
Cash collateral received for securities on loan	86	94	101	—	85
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	—	268	1,525	81
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	14,157	139	4,104	39,606	1,066
Sales of fund’s shares	4,976	15	505	7,670	270
Dividends and interest	15,199	67	4,247	38,254	1,344
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	2	1	2	63	1
Other	1	—	218	284	50
	11,992,226	101,156	2,092,225	43,698,200	406,781
Liabilities:
Collateral for securities on loan	863	940	1,007	—	848
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	2,561	445	346	18,633	56
Repurchases of fund’s shares	9,217	93	2,063	34,095	577
Investment advisory services	2,288	39	664	9,209	163
Insurance administrative fees	1,448	4	226	2,056	125
Services provided by related parties	1,458	9	360	4,862	86
Trustees’ deferred compensation	176	—	37	782	15
Variation margin on futures contracts	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—
Non-U.S. taxes	—	—	—	1,192	286
Other	159	—	813	60	10
	18,170	1,530	5,516	70,889	2,166
Commitments and contingencies*
Net assets at December 31, 2025	$11,974,056	$99,626	$2,086,709	$43,627,311	$404,615
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,329,907	$96,908	$1,027,159	$19,543,567	$280,952
Total distributable earnings (accumulated loss)	5,644,149	2,718	1,059,550	24,083,744	123,663
Net assets at December 31, 2025	$11,974,056	$99,626	$2,086,709	$43,627,311	$404,615
Investment securities on loan, at value	$842	$914	$987	$—	$893
Investment securities, at cost
Unaffiliated issuers	7,123,077	94,143	1,176,146	21,385,651	268,828
Affiliated issuers	272,473	2,962	26,199	1,435,195	5,440
Cash denominated in currencies other than U.S. dollars, at cost	4	—	268	1,525	81
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,550,384	$25,894,359	$419,047	$10,789,267	$1,345,676
Affiliated issuers	119,513	1,851,572	32,007	624,236	136,894
Cash	338	3,883	241	1,674	425
Cash collateral received for securities on loan	1,157	2,069	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	175	2	92	3	9
Unrealized appreciation on open forward currency contracts	—	—	229	386	2,812
Bilateral swaps, at value	—	—	38	2,015	136
Unrealized appreciation on unfunded commitments*	—	3	—	—	—
Receivables for:
Sales of investments	2,897	251,377	1,442	55,805	9,996
Sales of fund’s shares	582	3,662	129	5,946	534
Dividends and interest	5,640	79,619	2,033	83,388	15,248
Variation margin on futures contracts	12	347	14	507	219
Variation margin on centrally cleared swap contracts	17	1,189	18	1,920	301
Variation margin on options (futures style)	—	—	1	—	7
Securities lending income	8	78	— †	—	—
Other	137	808	36	22	141
	1,680,860	28,088,968	455,327	11,565,169	1,512,398
Liabilities:
Collateral for securities on loan	11,565	20,974	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	281	420	1,842
Bilateral swaps, at value	—	—	44	3,943	2,695
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	5,451	345,093	3,655	184,956	25,455
Repurchases of fund’s shares	1,782	30,592	278	11,524	1,109
Investment advisory services	319	6,211	163	1,951	541
Insurance administrative fees	488	4,502	126	1,059	68
Services provided by related parties	208	3,158	84	1,171	218
Trustees’ deferred compensation	18	482	7	199	34
Variation margin on futures contracts	101	2,093	28	3,584	382
Variation margin on centrally cleared swap contracts	1	48	5	350	154
Non-U.S. taxes	539	—	185	— †	68
Other	12	775	4	(14)	62
	20,484	413,928	4,860	209,143	32,628
Commitments and contingencies*
Net assets at December 31, 2025	$1,660,376	$27,675,040	$450,467	$11,356,026	$1,479,770
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,167,067	$16,736,971	$339,716	$12,855,120	$1,705,259
Total distributable earnings (accumulated loss)	493,309	10,938,069	110,751	(1,499,094)	(225,489)
Net assets at December 31, 2025	$1,660,376	$27,675,040	$450,467	$11,356,026	$1,479,770
Investment securities on loan, at value	$11,011	$19,953	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	1,124,145	17,944,427	335,829	10,859,512	1,379,551
Affiliated issuers	122,247	1,869,376	31,719	624,125	135,130
Cash denominated in currencies other than U.S. dollars, at cost	175	2	91	1	9
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

287	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$988,979	$133,040	$308,498	$1,919,270	$24,746
Affiliated issuers	35,092	—	—	—	480,365
Cash	846	152	101	2,915	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	220	—	—	—	1,030
Cash collateral pledged for swap contracts	1,311	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	1	—	—	—	—
Receivables for:
Sales of investments	104	7,819	—	40,517	993
Sales of fund’s shares	433	167	89	2,376	—
Dividends and interest	16,339	474	—	10,972	82
Variation margin on futures contracts	4	4	—	271	207
Variation margin on centrally cleared swap contracts	13	8	—	562	—
Variation margin on options (futures style)	—	—	—	—	—
Securities lending income	—	—	—	—	—
Other	3	—	—	—	—
	1,043,345	141,664	308,688	1,976,883	507,423
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	81	—
Payables for:
Purchases of investments	2,414	15,929	—	94,081	—
Repurchases of fund’s shares	1,678	16	930	3,012	1,044
Investment advisory services	250	24	68	342	43
Insurance administrative fees	147	41	35	341	321
Services provided by related parties	191	25	66	328	103
Trustees’ deferred compensation	34	4	12	51	7
Variation margin on futures contracts	15	58	—	978	326
Variation margin on centrally cleared swap contracts	6	— †	—	320	—
Non-U.S. taxes	—	—	—	—	—
Other	1	— †	— †	1	—
	4,736	16,097	1,111	99,535	1,844
Commitments and contingencies*
Net assets at December 31, 2025	$1,038,609	$125,567	$307,577	$1,877,348	$505,579
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,332,439	$136,386	$305,626	$2,132,934	$389,009
Total distributable earnings (accumulated loss)	(293,830)	(10,819)	1,951	(255,586)	116,570
Net assets at December 31, 2025	$1,038,609	$125,567	$307,577	$1,877,348	$505,579
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	962,603	132,611	308,476	1,941,770	27,766
Affiliated issuers	35,085	—	—	—	347,996
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—
Premiums received on options written	—	—	—	102	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	288

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,695	$15,351	$108,044	$71,662
Affiliated issuers	107,726	299,630	1,980,362	1,404,783
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	92	537	5,713	918
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	79	760	1,611	4,751
Sales of fund’s shares	—	5	139	227
Dividends and interest	19	52	353	250
Variation margin on futures contracts	231	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Variation margin on options (futures style)	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	113,842	316,335	2,096,222	1,482,591
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	—	—	—	—
Repurchases of fund’s shares	83	805	1,835	5,228
Investment advisory services	9	27	179	126
Insurance administrative fees	72	199	1,324	1,074
Services provided by related parties	24	65	54	314
Trustees’ deferred compensation	2	5	30	41
Variation margin on futures contracts	248	62	660	106
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	438	1,163	4,082	6,889
Commitments and contingencies*
Net assets at December 31, 2025	$113,404	$315,172	$2,092,140	$1,475,702
Net assets consist of:
Capital paid in on shares of beneficial interest	$126,483	$268,118	$1,532,154	$1,152,802
Total distributable earnings (accumulated loss)	(13,079)	47,054	559,986	322,900
Net assets at December 31, 2025	$113,404	$315,172	$2,092,140	$1,475,702
Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	6,202	17,175	128,241	74,119
Affiliated issuers	80,369	230,495	1,662,516	1,177,798
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

289	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,114,734	$784,210	$25,167,887	$3,364,413	$2,103,702
	Shares outstanding	106,085	38,604	178,424	150,645	64,791
	Net asset value per share	$38.79	$20.31	$141.06	$22.33	$32.47
Class 1A:	Net assets	$65,911	$6,412	$458,187	$16,600	$31,750
	Shares outstanding	1,713	321	3,292	748	984
	Net asset value per share	$38.47	$19.99	$139.18	$22.20	$32.25
Class 2:	Net assets	$3,725,188	$1,756,619	$21,575,396	$3,480,776	$940,783
	Shares outstanding	97,736	92,263	155,446	156,678	29,375
	Net asset value per share	$38.11	$19.04	$138.80	$22.22	$32.03
Class 3:	Net assets			$293,095	$16,386
	Shares outstanding	Not applicable	Not applicable	2,055	731	Not applicable
	Net asset value per share			$142.60	$22.41
Class 4:	Net assets	$1,225,513	$406,562	$7,184,217	$573,805	$971,133
	Shares outstanding	32,637	21,428	53,458	26,284	30,626
	Net asset value per share	$37.55	$18.97	$134.39	$21.83	$31.71

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,434,903	$88,135	$621,489	$25,779,841	$34,897
	Shares outstanding	353,902	7,861	33,710	380,653	2,587
	Net asset value per share	$18.18	$11.21	$18.44	$67.73	$13.49
Class 1A:	Net assets	$37,706	$11	$11,968	$54,369	$9,107
	Shares outstanding	2,085	1	654	810	696
	Net asset value per share	$18.09	$11.21	$18.31	$67.11	$13.09
Class 2:	Net assets	$3,148,146	$11	$1,090,396	$14,357,484	$171,727
	Shares outstanding	176,947	1	59,340	216,610	13,110
	Net asset value per share	$17.79	$11.21	$18.38	$66.28	$13.10
Class 3:	Net assets				$162,563
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,394	Not applicable
	Net asset value per share				$67.91
Class 4:	Net assets	$2,353,301	$11,469	$362,856	$3,273,054	$188,884
	Shares outstanding	134,090	1,022	20,329	50,535	14,678
	Net asset value per share	$17.55	$11.22	$17.85	$64.77	$12.87

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	290

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$840,977	$15,918,554	$96,748	$6,909,118	$610,786
	Shares outstanding	58,024	578,698	6,712	725,503	59,749
	Net asset value per share	$14.49	$27.51	$14.41	$9.52	$10.22
Class 1A:	Net assets	$15,288	$55,856	$4,557	$296,525	$29,723
	Shares outstanding	1,056	2,045	318	31,383	2,935
	Net asset value per share	$14.48	$27.31	$14.31	$9.45	$10.13
Class 2:	Net assets	$22,737	$4,401,467	$147,446	$2,723,868	$758,385
	Shares outstanding	1,570	162,734	10,287	290,775	75,051
	Net asset value per share	$14.48	$27.05	$14.33	$9.37	$10.10
Class 3:	Net assets		$35,405
	Shares outstanding	Not applicable	1,285	Not applicable	Not applicable	Not applicable
	Net asset value per share		$27.55
Class 4:	Net assets	$781,374	$7,263,758	$201,716	$1,426,515	$80,876
	Shares outstanding	54,053	271,330	14,349	153,303	8,144
	Net asset value per share	$14.46	$26.77	$14.06	$9.31	$9.93

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$254,585	$18,615	$35,747	$261,446
	Shares outstanding	27,282	1,968	3,170	26,415	Not applicable
	Net asset value per share	$9.33	$9.46	$11.28	$9.90
Class 1A:	Net assets	$7,747	$3,305	$130	$299,685
	Shares outstanding	835	355	11	30,461	Not applicable
	Net asset value per share	$9.27	$9.32	$11.28	$9.84
Class 2:	Net assets	$533,026	$40,771	$214,848	$1,056,315
	Shares outstanding	58,703	4,360	19,752	108,255	Not applicable
	Net asset value per share	$9.08	$9.35	$10.88	$9.76
Class 3:	Net assets	$7,898		$3,534	$4,943
	Shares outstanding	841	Not applicable	320	498	Not applicable
	Net asset value per share	$9.39		$11.03	$9.93
Class 4:	Net assets	$235,353	$62,876	$53,318	$254,959
	Shares outstanding	22,906	6,824	4,866	26,181	Not applicable
	Net asset value per share	$10.27	$9.21	$10.96	$9.74
Class P1:	Net assets					$14,278
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,001
	Net asset value per share					$14.26
Class P2:	Net assets					$491,301
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	34,806
	Net asset value per share					$14.12

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

291	American Funds Insurance Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2025  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,047	$2,840	$1,834,093	$12,565
	Shares outstanding	219	222	122,227	934
	Net asset value per share	$9.34	$12.77	$15.01	$13.46
Class P2:	Net assets	$111,356	$312,332	$258,047	$1,463,137
	Shares outstanding	11,989	24,621	17,322	112,531
	Net asset value per share	$9.29	$12.69	$14.90	$13.00
*
Refer to Note 5 for further information on unfunded commitments.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	292

Financial statements (continued)
Statements of operations for the year ended December 31, 2025
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$121,415	$38,161	$254,446	$152,648	$65,878
Affiliated issuers	12,461	4,646	51,607	11,400	5,504
	133,876	42,807	306,053	164,048	71,382
Interest from unaffiliated issuers	668	435	63	912	10,731
Securities lending income (net of fees)	72	516	588	99	54
	134,616	43,758	306,704	165,059	82,167
Fees and expenses*:
Investment advisory services	40,161	19,042	152,106	34,101	21,211
Distribution services	11,631	5,205	67,395	9,726	4,307
Insurance administrative services	2,751	902	16,193	1,291	2,255
Transfer agent services	2	1	11	2	1
Administrative services	2,537	883	15,100	2,140	1,103
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	86	51	478	63	27
Registration statement and prospectus	43	26	278	53	20
Trustees’ compensation	42	15	249	35	18
Auditing and legal	113	145	123	157	143
Custodian	851	399	738	1,018	1,231
Other	5	35	28	5	42
Total fees and expenses before waivers and/or reimbursements	58,222	26,704	252,699	48,591	30,358
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	8,716	1,377	1	—	2,573
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	8,716	1,377	1	—	2,573
Total fees and expenses after waivers and/or reimbursements	49,506	25,327	252,698	48,591	27,785
Net investment income	85,110	18,431	54,006	116,468	54,382
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	1,235,883	353,523	4,845,744	747,952	300,988
Affiliated issuers	(82)	2,186	66	(57)	11
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	177
Forward currency contracts	—	—	—	—	(497)
Swap contracts	—	—	—	—	(88)
Currency transactions	(1,518)	42	219	3,403	(403)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,234,283	355,751	4,846,029	751,298	300,188
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	365,551	48,245	4,566,279	841,691	562,176
Affiliated issuers	(14)	(12,785)	56	(26)	(8)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(4)
Forward currency contracts	—	—	—	—	(78)
Swap contracts	—	—	—	—	104
Currency translations	554	893	111	2,323	1,194
	366,091	36,353	4,566,446	843,988	563,384
Net realized gain (loss) and unrealized appreciation (depreciation)	1,600,374	392,104	9,412,475	1,595,286	863,572
Net increase (decrease) in net assets resulting from operations	$1,685,484	$410,535	$9,466,481	$1,711,754	$917,954

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

293	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$207,376	$586	$38,665	$541,729	$11,690
Affiliated issuers	13,883	60	2,805	66,629	489
	221,259	646	41,470	608,358	12,179
Interest from unaffiliated issuers	22	2	164	148	111
Securities lending income (net of fees)	151	6	17	137	9
	221,432	654	41,651	608,643	12,299
Fees and expenses*:
Investment advisory services	43,009	216	9,356	104,279	1,811
Distribution services	12,726	9	3,383	42,505	860
Insurance administrative services	5,166	8	801	7,505	475
Transfer agent services	3	—	— †	9	— †
Administrative services	3,450	15	591	12,580	114
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	52	4	14	390	9
Registration statement and prospectus	38	3	10	217	5
Trustees’ compensation	57	— †	10	207	2
Auditing and legal	77	59	82	109	105
Custodian	248	— †	161	349	86
Other	6	— †	2	25	1
Total fees and expenses before waivers and/or reimbursements	64,832	314	14,410	168,175	3,468
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	16,888	—	1,970	—	—
Miscellaneous fee reimbursement	—	38	—	—	—
Total waivers and/or reimbursements of fees and expenses	16,888	38	1,970	—	—
Total fees and expenses after waivers and/or reimbursements	47,944	276	12,440	168,175	3,468
Net investment income	173,488	378	29,211	440,468	8,831
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	1,056,433	(942)	183,640	3,158,953	21,094
Affiliated issuers	(10)	— †	5	6,384	1
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(18)
Swap contracts	—	—	—	—	—
Currency transactions	(19)	—	162	(1,431)	(12)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,056,404	(942)	183,807	3,163,906	21,065
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	614,865	4,098	226,913	3,625,006	82,799
Affiliated issuers	(30)	— †	(4)	(128,689)	(3)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	(10)
Swap contracts	—	—	—	—	—
Currency translations	8	—	206	541	94
	614,843	4,098	227,115	3,496,858	82,880
Net realized gain (loss) and unrealized appreciation (depreciation)	1,671,247	3,156	410,922	6,660,764	103,945
Net increase (decrease) in net assets resulting from operations	$1,844,735	$3,534	$440,133	$7,101,232	$112,776

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	294

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$38,765	$218,666	$6,265	$4	$89
Affiliated issuers	5,736	108,867	1,353	32,185	4,626
	44,501	327,533	7,618	32,189	4,715
Interest from unaffiliated issuers	9,967	362,329	5,490	502,412	62,140
Securities lending income (net of fees)	41	290	3	—	—
	54,509	690,152	13,111	534,601	66,855
Fees and expenses*:
Investment advisory services	5,458	72,026	1,870	39,384	6,326
Distribution services	1,836	28,081	799	10,077	2,069
Insurance administrative services	1,820	17,303	438	3,890	257
Transfer agent services	— †	6	— †	2	— †
Administrative services	458	8,176	126	3,357	440
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	11	150	9	101	16
Registration statement and prospectus	11	121	5	88	10
Trustees’ compensation	8	134	2	54	7
Auditing and legal	104	111	85	66	72
Custodian	104	224	107	141	236
Other	1	19	— †	7	2
Total fees and expenses before waivers and/or reimbursements	9,811	126,351	3,441	57,167	9,435
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,987	—	71	16,783	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,987	—	71	16,783	—
Total fees and expenses after waivers and/or reimbursements	7,824	126,351	3,370	40,384	9,435
Net investment income	46,685	563,801	9,741	494,217	57,420
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	62,600	3,027,901	26,945	17,102	(13,024)
Affiliated issuers	16	(136,545)	(2)	284	(6)
Options purchased (futures style)	—	—	(67)	—	(586)
Options written	—	—	41	—	423
Futures contracts	1,420	28,857	469	21,847	7,420
Forward currency contracts	13	—	(3,684)	(9,144)	(2,268)
Swap contracts	147	(1,718)	(169)	143	(828)
Currency transactions	(86)	(392)	(50)	49	(96)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	64,110	2,918,103	23,483	30,281	(8,965)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	169,327	396,525	31,781	242,048	74,949
Affiliated issuers	789	154,231	104	(182)	561
Options purchased (futures style)	—	—	— †	—	— †
Options written	—	—	4	—	88
Futures contracts	699	(1,220)	224	21,668	1,912
Forward currency contracts	—	—	130	(1,861)	1,027
Swap contracts	(213)	3,084	389	9,256	3,722
Currency translations	141	379	71	93	429
	170,743	552,999	32,703	271,022	82,688
Net realized gain (loss) and unrealized appreciation (depreciation)	234,853	3,471,102	56,186	301,303	73,723
Net increase (decrease) in net assets resulting from operations	$281,538	$4,034,903	$65,927	$795,520	$131,143

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

295	American Funds Insurance Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$1,002	$—	$— †	$—	$918
Affiliated issuers	1,878	—	—	—	3,292
	2,880	—	—	—	4,210
Interest from unaffiliated issuers	67,851	6,102	14,226	84,744	—
Securities lending income (net of fees)	—	—	—	—	—
	70,731	6,102	14,226	84,744	4,210
Fees and expenses*:
Investment advisory services	4,001	349	846	5,429	594
Distribution services	1,850	244	732	3,216	1,243
Insurance administrative services	508	148	156	1,312	1,277
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	297	36	99	552	—
Accounting and administrative services	—	—	—	—	65
Reports to shareholders	12	8	9	16	—
Registration statement and prospectus	8	1	2	10	10
Trustees’ compensation	4	— †	2	9	3
Auditing and legal	89	52	50	56	9
Custodian	21	15	1	34	6
Other	14	— †	— †	1	— †
Total fees and expenses before waivers and/or reimbursements	6,804	853	1,897	10,635	3,207
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,188	87	—	1,412	83
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers and/or reimbursements of fees and expenses	1,188	87	—	1,412	83
Total fees and expenses after waivers and/or reimbursements	5,616	766	1,897	9,223	3,124
Net investment income	65,115	5,336	12,329	75,521	1,086
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(831)	421	— †	2,163	(4,185)
Affiliated issuers	— †	—	—	—	70,221
Options purchased (futures style)	—	—	—	—	—
Options written	—	1	—	27	—
Futures contracts	293	1,057	—	18,297	(13,362)
Forward currency contracts	—	—	—	—	—
Swap contracts	(917)	27	—	4,094	—
Currency transactions	5	—	—	— †	154
Capital gain distributions received from affiliated issuers	—	—	—	—	34,295
	(1,450)	1,506	— †	24,581	87,123
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	15,779	2,481	(2)	32,939	(2,333)
Affiliated issuers	3	—	—	—	(20,149)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	21	—
Futures contracts	62	209	—	5,703	(455)
Forward currency contracts	—	—	—	—	—
Swap contracts	(207)	(15)	—	(1,861)	—
Currency translations	— †	—	—	—	—
	15,637	2,675	(2)	36,802	(22,937)
Net realized gain (loss) and unrealized appreciation (depreciation)	14,187	4,181	(2)	61,383	64,186
Net increase (decrease) in net assets resulting from operations	$79,302	$9,517	$12,327	$136,904	$65,272

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	296

Financial statements (continued)
Statements of operations for the year ended December 31, 2025  (continued)
(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$213	$587	$3,944	$3,676
Affiliated issuers	1,911	5,641	32,266	32,501
	2,124	6,228	36,210	36,177
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,124	6,228	36,210	36,177
Fees and expenses*:
Investment advisory services	133	369	2,463	2,210
Distribution services	280	786	662	4,685
Insurance administrative services	285	792	5,286	4,715
Transfer agent services	— †	— †	— †	— †
Administrative services	—	—	—	—
Accounting and administrative services	57	61	98	95
Reports to shareholders	—	—	—	—
Registration statement and prospectus	8	9	19	22
Trustees’ compensation	1	2	10	9
Auditing and legal	2	6	38	35
Custodian	6	6	7	7
Other	— †	— †	2	1
Total fees and expenses before waivers and/or reimbursements	772	2,031	8,585	11,779
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	19	52	348	324
Miscellaneous fee reimbursement	39	—	—	—
Total waivers and/or reimbursements of fees and expenses	58	52	348	324
Total fees and expenses after waivers and/or reimbursements	714	1,979	8,237	11,455
Net investment income	1,410	4,249	27,973	24,722
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(997)	(2,786)	(28,619)	(3,827)
Affiliated issuers	6,733	17,203	103,218	39,013
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(6,090)	(8,845)	(37,033)	(47,196)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	39	61	367	201
Capital gain distributions received from affiliated issuers	—	17,905	278,792	127,660
	(315)	23,538	316,725	115,851
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(422)	(1,184)	(13,505)	(1,962)
Affiliated issuers	15,574	5,381	(104,317)	63,753
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(88)	75	1,063	731
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	15,064	4,272	(116,759)	62,522
Net realized gain (loss) and unrealized appreciation (depreciation)	14,749	27,810	199,966	178,373
Net increase (decrease) in net assets resulting from operations	$16,159	$32,059	$227,939	$203,095
*
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

297	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$85,110	$83,934	$18,431	$14,439	$54,006	$123,765
Net realized gain (loss)	1,234,283	1,058,571	355,751	67,213	4,846,029	3,989,653
Net unrealized appreciation (depreciation)	366,091	(106,961)	36,353	(6,037)	4,566,446	7,880,200
Net increase (decrease) in net assets resulting from operations	1,685,484	1,035,544	410,535	75,615	9,466,481	11,993,618
Distributions paid to shareholders	(1,167,286)	(362,247)	(76,359)	(145,595)	(4,046,623)	(1,183,768)
Net capital share transactions	554,825	(305,156)	(370,832)	(124,117)	1,555,981	(2,405,717)
Total increase (decrease) in net assets	1,073,023	368,141	(36,656)	(194,097)	6,975,839	8,404,133
Net assets:
Beginning of year	8,058,323	7,690,182	2,990,459	3,184,556	47,702,943	39,298,810
End of year	$9,131,346	$8,058,323	$2,953,803	$2,990,459	$54,678,782	$47,702,943

	International Fund		New World Fund		Washington Mutual Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$116,468	$80,016	$54,382	$49,823	$173,488	$178,541
Net realized gain (loss)	751,298	335,500	300,188	148,263	1,056,404	784,826
Net unrealized appreciation (depreciation)	843,988	(158,907)	563,384	26,354	614,843	937,617
Net increase (decrease) in net assets resulting from operations	1,711,754	256,609	917,954	224,440	1,844,735	1,900,984
Distributions paid to shareholders	(99,689)	(91,320)	(192,985)	(66,666)	(947,281)	(270,276)
Net capital share transactions	(946,603)	(557,783)	(89,200)	(124,462)	10,588	(851,035)
Total increase (decrease) in net assets	665,462	(392,494)	635,769	33,312	908,042	779,673
Net assets:
Beginning of year	6,786,518	7,179,012	3,411,599	3,378,287	11,066,014	10,286,341
End of year	$7,451,980	$6,786,518	$4,047,368	$3,411,599	$11,974,056	$11,066,014

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	298

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund		Growth-Income Fund
	Year ended December 31,	Period ended December 31,	Year ended December 31,		Year ended December 31,
	2025	2024*	2025	2024	2025	2024
Operations:
Net investment income (loss)	$378	$13	$29,211	$29,625	$440,468	$464,425
Net realized gain (loss)	(942)	4	183,807	142,599	3,163,906	6,999,624
Net unrealized appreciation (depreciation)	4,098	(438)	227,115	78,887	3,496,858	1,206,283
Net increase (decrease) in net assets resulting from operations	3,534	(421)	440,133	251,111	7,101,232	8,670,332
Distributions paid to shareholders	(397)	(13)	(99,132)	(32,476)	(7,414,912)	(2,264,497)
Net capital share transactions	81,910	15,013	(142,611)	(191,651)	2,685,997	(2,602,817)
Total increase (decrease) in net assets	85,047	14,579	198,390	26,984	2,372,317	3,803,018
Net assets:
Beginning of year	14,579	—	1,888,319	1,861,335	41,254,994	37,451,976
End of year	$99,626	$14,579	$2,086,709	$1,888,319	$43,627,311	$41,254,994

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$8,831	$7,648	$46,685	$42,544	$563,801	$590,761
Net realized gain (loss)	21,065	(1,592)	64,110	24,024	2,918,103	1,925,378
Net unrealized appreciation (depreciation)	82,880	5,162	170,743	61,325	552,999	1,576,776
Net increase (decrease) in net assets resulting from operations	112,776	11,218	281,538	127,893	4,034,903	4,092,915
Distributions paid to shareholders	(9,200)	(8,098)	(46,016)	(45,676)	(2,469,833)	(1,743,267)
Net capital share transactions	(21,614)	(9,047)	56,186	35,182	(975,710)	(949,298)
Total increase (decrease) in net assets	81,962	(5,927)	291,708	117,399	589,360	1,400,350
Net assets:
Beginning of year	322,653	328,580	1,368,668	1,251,269	27,085,680	25,685,330
End of year	$404,615	$322,653	$1,660,376	$1,368,668	$27,675,040	$27,085,680

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

299	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$9,741	$9,318	$494,217	$501,464	$57,420	$61,225
Net realized gain (loss)	23,483	16,800	30,281	(134,500)	(8,965)	(22,949)
Net unrealized appreciation (depreciation)	32,703	(1,065)	271,022	(207,188)	82,688	(80,072)
Net increase (decrease) in net assets resulting from operations	65,927	25,053	795,520	159,776	131,143	(41,796)
Distributions paid to shareholders	(21,425)	(7,048)	(486,650)	(475,626)	(44,306)	(33,915)
Net capital share transactions	13,683	(14,487)	(119,742)	474,834	(55,304)	(16,393)
Total increase (decrease) in net assets	58,185	3,518	189,128	158,984	31,533	(92,104)
Net assets:
Beginning of year	392,282	388,764	11,166,898	11,007,914	1,448,237	1,540,341
End of year	$450,467	$392,282	$11,356,026	$11,166,898	$1,479,770	$1,448,237

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$65,115	$60,672	$5,336	$5,237	$12,329	$16,889
Net realized gain (loss)	(1,450)	3,094	1,506	(1,054)	— †	— †
Net unrealized appreciation (depreciation)	15,637	19,028	2,675	(3,372)	(2)	130
Net increase (decrease) in net assets resulting from operations	79,302	82,794	9,517	811	12,327	17,019
Distributions paid to shareholders	(64,338)	(59,402)	(5,115)	(5,001)	(12,940)	(17,633)
Net capital share transactions	91,682	34,726	10,334	7,230	(30,488)	(33,462)
Total increase (decrease) in net assets	106,646	58,118	14,736	3,040	(31,101)	(34,076)
Net assets:
Beginning of year	931,963	873,845	110,831	107,791	338,678	372,754
End of year	$1,038,609	$931,963	$125,567	$110,831	$307,577	$338,678

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Insurance Series	300

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$75,521	$72,049	$1,086	$2,764	$1,410	$1,470
Net realized gain (loss)	24,581	(1,294)	87,123	37,612	(315)	(2,539)
Net unrealized appreciation (depreciation)	36,802	(55,237)	(22,937)	69,526	15,064	1,155
Net increase (decrease) in net assets resulting from operations	136,904	15,518	65,272	109,902	16,159	86
Distributions paid to shareholders	(79,096)	(73,267)	(28,627)	(2,419)	(1,480)	(1,561)
Net capital share transactions	(487)	353,747	(57,328)	(88,856)	(15,583)	(8,399)
Total increase (decrease) in net assets	57,321	295,998	(20,683)	18,627	(904)	(9,874)
Net assets:
Beginning of year	1,820,027	1,524,029	526,262	507,635	114,308	124,182
End of year	$1,877,348	$1,820,027	$505,579	$526,262	$113,404	$114,308

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$4,249	$4,979	$27,973	$33,950	$24,722	$37,923
Net realized gain (loss)	23,538	(4,225)	316,725	73,326	115,851	123,915
Net unrealized appreciation (depreciation)	4,272	42,170	(116,759)	261,435	62,522	124,394
Net increase (decrease) in net assets resulting from operations	32,059	42,924	227,939	368,711	203,095	286,232
Distributions paid to shareholders	(5,960)	(5,475)	(128,115)	(65,908)	(168,266)	(69,126)
Net capital share transactions	(33,133)	(39,434)	(184,550)	(313,193)	(584,977)	(294,452)
Total increase (decrease) in net assets	(7,034)	(1,985)	(84,726)	(10,390)	(550,148)	(77,346)
Net assets:
Beginning of year	322,206	324,191	2,176,866	2,187,256	2,025,850	2,103,196
End of year	$315,172	$322,206	$2,092,140	$2,176,866	$1,475,702	$2,025,850
*
For the period November 15, 2024, commencement of operations, through December 31, 2024.
 †Amount less than one thousand.
Refer to the notes to financial statements.

301	American Funds Insurance Series

Notes to financial statements
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The series consists of 41 diversified funds and one nondiversified fund: U.S. Small and Mid Cap Equity Fund. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

American Funds Insurance Series	302

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.
American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

303	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends are declared daily after and determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions are a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	304

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

305	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of December 31, 2025, were as follows (dollars in thousands):
Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,677,360	$1,004,158	$—	$2,681,518
Industrials	814,793	803,211	—	1,618,004
Consumer discretionary	624,592	643,004	—	1,267,596
Financials	599,727	664,790	—	1,264,517
Health care	522,458	184,815	—	707,273
Communication services	333,006	159,304	—	492,310
Consumer staples	142,724	161,843	—	304,567
Materials	138,904	87,575	—	226,479
Energy	63,628	58,552	—	122,180
Real estate	31,223	81,724	—	112,947
Utilities	39,385	14,981	—	54,366
Short-term securities	289,982	—	—	289,982
Total	$5,277,782	$3,863,957	$—	$9,141,739

American Funds Insurance Series	306

Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$260,831	$365,281	$—	$626,112
Financials	222,052	263,645	—	485,697
Information technology	296,229	132,470	265	428,964
Consumer discretionary	191,624	153,882	—	345,506
Health care	201,747	110,388	—	312,135
Materials	116,183	112,638	—	228,821
Communication services	48,497	68,762	—	117,259
Consumer staples	42,102	54,064	—	96,166
Energy	69,622	8,949	—	78,571
Real estate	7,877	63,370	—	71,247
Utilities	34,021	13,548	—	47,569
Preferred securities	7,200	—	12,088	19,288
Rights & warrants	—	12	—	12
Convertible bonds & notes	—	1,581	—	1,581
Bonds, notes & other debt instruments	—	945	—	945
Short-term securities	154,617	43,943	—	198,560
Total	$1,652,602	$1,393,478	$12,353	$3,058,433
Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$15,453,954	$942,978	$24,211	$16,421,143
Communication services	9,313,134	27,790	—	9,340,924
Consumer discretionary	8,285,145	294,980	—	8,580,125
Health care	5,922,020	72,405	8,789	6,003,214
Industrials	4,852,390	170,495	4,230	5,027,115
Financials	3,974,058	100,498	—	4,074,556
Consumer staples	1,017,667	—	4,743	1,022,410
Materials	949,496	28,695	—	978,191
Energy	846,476	—	—	846,476
Real estate	405,935	—	—	405,935
Utilities	365,298	—	—	365,298
Preferred securities	—	—	315,115	315,115
Rights & warrants	—	—	— [1]	— [1]
Convertible stocks	7,644	—	36,076	43,720
Short-term securities	1,330,364	—	—	1,330,364
Total	$52,723,581	$1,637,841	$393,164	$54,754,586
1
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 12/31/2025
Investment securities	$173,935	$—	$122,218	$(13,741)	$—	$110,752	$—	$393,164
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at December 31, 2025								$110,752
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.

307	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$41,973	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15% - 50%	26%	Decrease
			Premium to transaction price	11%	11%	Increase
Preferred securities	$315,115	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5% - 50%	6%	Decrease
		Market comparables	EV/Gross Profit multiple	11.9x	11.9x	Increase
			Premium to EV/Gross Profit multiple	50%	50%	Increase
			DLOM	10%	10%	Decrease
Rights & warrants	$— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Convertible stocks	$36,076	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	5%	5%	Decrease
			Premium to transaction price	11%	11%	Increase
	$393,164
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations
DLOM = Discount for lack of marketability
EV = Enterprise value
International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$132,411	$1,126,206	$—	$1,258,617
Industrials	11,113	1,201,308	—	1,212,421
Information technology	53,833	1,063,830	7,933	1,125,596
Materials	631,675	291,367	—	923,042
Communication services	14,900	697,226	—	712,126
Consumer discretionary	127,415	546,112	—	673,527
Health care	—	447,622	—	447,622
Energy	186,352	230,194	—	416,546
Consumer staples	—	335,793	—	335,793
Utilities	—	209,483	—	209,483
Preferred securities	—	33,353	726	34,079
Rights & warrants	—	—	— *	— *
Short-term securities	149,051	—	—	149,051
Total	$1,306,750	$6,182,494	$8,659	$7,497,903
*
Amount less than one thousand.

American Funds Insurance Series	308

New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$292,708	$622,707	$634	$916,049
Financials	150,731	554,211	— *	704,942
Consumer discretionary	190,649	322,157	—	512,806
Industrials	111,250	379,009	—	490,259
Communication services	146,817	246,709	—	393,526
Materials	126,958	131,900	— *	258,858
Health care	64,194	145,778	—	209,972
Consumer staples	37,995	142,731	—	180,726
Energy	27,489	61,632	— *	89,121
Real estate	450	55,019	—	55,469
Utilities	1,071	45,485	—	46,556
Preferred securities	9,540	11,707	8,293	29,540
Bonds, notes & other debt instruments	—	113,791	—	113,791
Short-term securities	66,843	264	—	67,107
Total	$1,226,695	$2,833,100	$8,927	$4,068,722

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$24	$—	$—	$24
Unrealized appreciation on open forward currency contracts	—	80	—	80
Liabilities:
Unrealized depreciation on futures contracts	(17)	—	—	(17)
Unrealized depreciation on open forward currency contracts	—	(78)	—	(78)
Total	$7	$2	$—	$9
*
Amount less than one thousand.
†
Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of December 31, 2025, all of the fund’s investment securities were classified as Level 1.
U.S. Small and Mid Cap Equity Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$23,464	$228	$—	$23,692
Industrials	19,657	—	—	19,657
Consumer discretionary	15,537	—	—	15,537
Information technology	11,031	370	—	11,401
Health care	8,602	—	—	8,602
Consumer staples	7,106	—	—	7,106
Energy	2,486	—	—	2,486
Real estate	2,419	—	—	2,419
Materials	2,280	—	—	2,280
Communication services	1,892	—	—	1,892
Utilities	1,884	—	—	1,884
Short-term securities	3,809	—	—	3,809
Total	$100,167	$598	$—	$100,765

309	American Funds Insurance Series

Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$355,139	$145,088	$—	$500,227
Industrials	148,399	190,693	—	339,092
Financials	157,537	146,549	— *	304,086
Communication services	125,382	66,163	—	191,545
Consumer discretionary	113,749	59,921	—	173,670
Health care	132,454	39,630	—	172,084
Materials	76,631	49,420	—	126,051
Consumer staples	53,201	47,392	—	100,593
Energy	56,523	21,036	—	77,559
Utilities	19,661	25,980	—	45,641
Real estate	9,862	7,705	—	17,567
Preferred securities	3,844	2,367	—	6,211
Bonds, notes & other debt instruments	—	1,012	—	1,012
Short-term securities	27,110	—	—	27,110
Total	$1,279,492	$802,956	$— *	$2,082,448
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$13,428,880	$231,230	$—	$13,660,110
Industrials	5,464,629	445,806	—	5,910,435
Financials	5,113,646	117,059	—	5,230,705
Health care	4,380,271	—	—	4,380,271
Consumer discretionary	4,300,242	76,915	—	4,377,157
Communication services	3,324,828	182,155	—	3,506,983
Energy	1,728,094	—	—	1,728,094
Consumer staples	565,554	678,297	—	1,243,851
Materials	1,011,738	—	—	1,011,738
Utilities	899,740	—	—	899,740
Real estate	537,861	—	—	537,861
Bonds, notes & other debt instruments	—	828	—	828
Short-term securities	1,122,736	—	—	1,122,736
Total	$41,878,219	$1,732,290	$—	$43,610,509

American Funds Insurance Series	310

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$5,556	$88,187	$— *	$93,743
Industrials	10,956	47,158	—	58,114
Information technology	2,848	51,607	—	54,455
Consumer discretionary	4,607	32,456	—	37,063
Consumer staples	5,133	27,490	—	32,623
Materials	12,674	17,182	— *	29,856
Health care	1,046	28,653	—	29,699
Communication services	1,407	26,447	—	27,854
Energy	9,053	7,510	— *	16,563
Utilities	625	10,796	—	11,421
Real estate	770	5,261	—	6,031
Preferred securities	—	201	—	201
Short-term securities	6,204	—	—	6,204
Total	$60,879	$342,948	$— *	$403,827
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$131,640	$135,397	$— *	$267,037
Information technology	122,940	52,651	—	175,591
Health care	104,021	44,144	—	148,165
Industrials	67,519	80,079	—	147,598
Consumer staples	75,761	57,263	—	133,024
Utilities	46,892	47,327	—	94,219
Consumer discretionary	40,107	45,388	—	85,495
Energy	63,017	15,198	—	78,215
Materials	31,425	27,538	—	58,963
Communication services	23,727	34,637	—	58,364
Real estate	38,351	7,444	—	45,795
Convertible stocks	4,813	—	—	4,813
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	98,331	—	98,331
Mortgage-backed obligations	—	83,564	100	83,664
Corporate bonds and notes	—	47,200	—	47,200
Other bonds & notes	—	13,281	220	13,501
Investment funds	38,098	—	—	38,098
Short-term securities	91,824	—	—	91,824
Total	$880,135	$789,442	$320	$1,669,897
Refer to the end of the table(s) for footnote(s).

311	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$36	$—	$—	$36
Unrealized appreciation on centrally cleared interest rate swaps	—	261	—	261
Liabilities:
Unrealized depreciation on futures contracts	(315)	—	—	(315)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Unrealized depreciation on centrally cleared credit default swaps	—	(2)	—	(2)
Total	$(279)	$258	$—	$(21)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,829,446	$116,467	$—	$4,945,913
Financials	2,902,743	—	— *	2,902,743
Industrials	2,527,277	162,101	—	2,689,378
Health care	1,911,575	3,565	12,663	1,927,803
Consumer discretionary	1,511,658	74,864	793	1,587,315
Communication services	1,278,083	24,636	—	1,302,719
Materials	1,135,802	—	— *	1,135,802
Consumer staples	901,988	61,331	—	963,319
Utilities	278,367	—	—	278,367
Energy	253,456	897	655	255,008
Real estate	57,144	—	—	57,144
Preferred securities	—	—	755	755
Rights & warrants	119	—	— *	119
Convertible stocks	33,030	—	—	33,030
Convertible bonds & notes	—	27,731	—	27,731
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,828,459	—	2,828,459
U.S. Treasury bonds & notes	—	2,280,626	—	2,280,626
Corporate bonds and notes	—	1,978,114	420	1,978,534
Asset-backed obligations	—	529,161	—	529,161
Bonds & notes of governments & government agencies outside the U.S.	—	88,970	—	88,970
Loans	—	31,871	7,860	39,731
Municipals	—	22,827	—	22,827
Investment funds	846,762	—	—	846,762
Short-term securities	1,023,715	—	—	1,023,715
Total	$19,491,165	$8,231,620	$23,146	$27,745,931

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,925	$—	$—	$1,925
Unrealized appreciation on centrally cleared interest rate swaps	—	3,543	—	3,543
Liabilities:
Unrealized depreciation on futures contracts	(6,069)	—	—	(6,069)
Unrealized depreciation on centrally cleared credit default swaps	—	(435)	—	(435)
Total	$(4,144)	$3,108	$—	$(1,036)
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	312

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$42,224	$10,455	$—	$52,679
Financials	17,553	27,727	—	45,280
Industrials	23,532	19,831	—	43,363
Health care	28,226	6,598	—	34,824
Consumer discretionary	11,679	9,383	—	21,062
Materials	12,657	6,825	—	19,482
Communication services	17,646	1,167	—	18,813
Utilities	12,793	5,213	—	18,006
Consumer staples	5,420	9,798	—	15,218
Energy	10,753	1,687	—	12,440
Real estate	—	2,599	—	2,599
Convertible stocks	2,921	—	—	2,921
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	57,330	—	57,330
U.S. Treasury bonds & notes	—	24,907	—	24,907
Mortgage-backed obligations	—	24,474	—	24,474
Corporate bonds and notes	—	22,758	—	22,758
Other bonds & notes	—	2,889	—	2,889
Investment funds	4,250	—	—	4,250
Short-term securities	27,757	—	—	27,757
Options purchased on foreign currencies (equity style)	—	2	—	2
Total	$217,411	$233,643	$—	$451,054

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$4	$—	$—	$4
Unrealized appreciation on futures contracts	118	—	—	118
Unrealized appreciation on open forward currency contracts	—	229	—	229
Unrealized appreciation on centrally cleared interest rate swaps	—	96	—	96
Unrealized appreciation on bilateral interest rate swaps	—	38	—	38
Unrealized appreciation on centrally cleared credit default swaps	—	— †	—	— †
Liabilities:
Unrealized depreciation on options purchased (futures style)	— †	—	—	— †
Unrealized depreciation on futures contracts	(132)	—	—	(132)
Unrealized depreciation on open forward currency contracts	—	(281)	—	(281)
Unrealized depreciation on centrally cleared interest rate swaps	—	(28)	—	(28)
Unrealized depreciation on bilateral interest rate swaps	—	(44)	—	(44)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$(10)	$7	$—	$(3)
*
Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.

313	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,635,346	$1,368	$3,636,714
Corporate bonds and notes	—	3,430,212	—	3,430,212
U.S. Treasury bonds & notes	—	2,836,319	—	2,836,319
Asset-backed obligations	—	499,168	—	499,168
Bonds & notes of governments & government agencies outside the U.S.	—	202,127	—	202,127
Municipals	—	166,499	—	166,499
Federal agency bonds & notes	—	11,855	—	11,855
Loans	—	—	6,359	6,359
Common stocks	—	14	—	14
Short-term securities	624,236	—	—	624,236
Total	$624,236	$10,781,540	$7,727	$11,413,503

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,242	$—	$—	$1,242
Unrealized appreciation on open forward currency contracts	—	386	—	386
Unrealized appreciation on centrally cleared interest rate swaps	—	8,064	—	8,064
Unrealized appreciation on bilateral interest rate swaps	—	2,015	—	2,015
Liabilities:
Unrealized depreciation on futures contracts	(9,824)	—	—	(9,824)
Unrealized depreciation on open forward currency contracts	—	(420)	—	(420)
Unrealized depreciation on bilateral interest rate swaps	—	(3,943)	—	(3,943)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,263)	—	(3,263)
Unrealized depreciation on centrally cleared credit default swaps	—	(182)	—	(182)
Total	$(8,582)	$2,657	$—	$(5,925)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	314

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$303,335	$—	$303,335
Japanese yen	—	106,583	—	106,583
British pounds	—	65,433	—	65,433
Brazilian reais	—	34,010	—	34,010
South Korean won	—	26,746	—	26,746
Chinese yuan renminbi	—	26,106	—	26,106
Australian dollars	—	23,355	—	23,355
Indian rupees	—	19,121	—	19,121
Canadian dollars	—	18,610	—	18,610
Malaysian ringgits	—	18,045	—	18,045
Hungarian forints	—	16,359	—	16,359
Indonesian rupiah	—	7,755	—	7,755
Mexican pesos	—	6,454	—	6,454
Danish kroner	—	6,328	—	6,328
Colombian pesos	—	4,371	—	4,371
South African rand	—	4,221	—	4,221
Chilean pesos	—	4,074	—	4,074
Polish zloty	—	4,060	—	4,060
New Zealand dollars	—	2,940	—	2,940
Turkish lira	—	1,845	—	1,845
Philippine pesos	—	1,260	—	1,260
Czech korunas	—	857	—	857
U.S. dollars	—	643,061	579	643,640
Preferred securities	—	—	80	80
Common stocks	5	—	59	64
Rights & warrants	8	—	—	8
Investment funds	22,734	—	—	22,734
Short-term securities	114,160	—	—	114,160
Options purchased on foreign currencies (equity style)	—	16	—	16
Total	$136,907	$1,344,945	$718	$1,482,570

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written (futures style)	$28	$—	$—	$28
Unrealized appreciation on futures contracts	1,615	—	—	1,615
Unrealized appreciation on open forward currency contracts	—	2,812	—	2,812
Unrealized appreciation on centrally cleared interest rate swaps	—	1,403	—	1,403
Unrealized appreciation on bilateral interest rate swaps	—	136	—	136
Unrealized appreciation on centrally cleared credit default swaps	—	24	—	24
Liabilities:
Unrealized depreciation on options purchased (futures style)	— †	—	—	— †
Unrealized depreciation on futures contracts	(1,631)	—	—	(1,631)
Unrealized depreciation on open forward currency contracts	—	(1,842)	—	(1,842)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,055)	—	(1,055)
Unrealized depreciation on bilateral interest rate swaps	—	(2,695)	—	(2,695)
Unrealized depreciation on centrally cleared credit default swaps	—	(201)	—	(201)
Total	$12	$(1,418)	$—	$(1,406)
*
Options purchased (futures style), options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†
Amount less than one thousand.

315	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$878,262	$148	$878,410
Other	—	38,405	3,278	41,683
Convertible bonds & notes	—	1,265	—	1,265
Common stocks	34,700	10,356	20,680	65,736
Preferred securities	—	—	1,713	1,713
Rights & warrants	45	127	—	172
Short-term securities	35,092	—	—	35,092
Total	$69,837	$928,415	$25,819	$1,024,071

Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15	$—	$—	$15
Liabilities:
Unrealized depreciation on futures contracts	(29)	—	—	(29)
Unrealized depreciation on centrally cleared credit default swaps	—	(163)	—	(163)
Total	$(14)	$(163)	$—	$(177)
1
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2025 (dollars in thousands):
	Beginning value at 1/1/2025	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 12/31/2025
Investment securities	$ 36,440	$1,868	$ 7,442	$ (4,555)	$ (2,928)	$ (7,757)	$ (4,691)	$ 25,819
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at December 31, 2025								$ (8,134)
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	316

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$3,426	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	20,680	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	10% - 15%	13%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.9x - 10.0x	8.2x	Increase
			EV/EBITDA-CAPEX multiple	11.0x	11.0x	Increase
			DLOM	7%	7%	Decrease
Preferred securities	1,713	Market comparables	EV/EBITDA multiple	4.8x	4.8x	Increase
			DLOM	15%	15%	Decrease
	$25,819
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations
CAPEX = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$99,553	$—	$99,553
U.S. Treasury bonds & notes	—	7,811	—	7,811
Asset-backed obligations	—	1,295	—	1,295
Short-term securities	—	24,381	—	24,381
Total	$—	$133,040	$—	$133,040

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$18	$—	$—	$18
Unrealized appreciation on centrally cleared interest rate swaps	—	127	—	127
Liabilities:
Unrealized depreciation on futures contracts	(150)	—	—	(150)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1)	—	(1)
Total	$(132)	$126	$—	$(6)
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of December 31, 2025, all of the fund’s investment securities were classified as Level 2.

317	American Funds Insurance Series

U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$816,712	$—	$816,712
U.S. Treasury bonds & notes	—	765,205	—	765,205
Federal agency bonds & notes	—	48,704	—	48,704
Short-term securities	—	288,407	—	288,407
Options purchased on futures (equity style)	242	—	—	242
Total	$242	$1,919,028	$—	$1,919,270

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,077	$—	$—	$1,077
Unrealized appreciation on centrally cleared interest rate swaps	—	14,953	—	14,953
Liabilities:
Value of options written (equity style)	(81)	—	—	(81)
Unrealized depreciation on futures contracts	(2,291)	—	—	(2,291)
Unrealized depreciation on centrally cleared interest rate swaps	—	(3,022)	—	(3,022)
Total	$(1,295)	$11,931	$—	$10,636
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of December 31, 2025, all of the fund’s investments were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

American Funds Insurance Series	318

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which a fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small and mid-capitalization companies — Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

319	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	320

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.
Investments in future delivery contracts — A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.

321	American Funds Insurance Series

When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Leverage risk — Certain transactions of a fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of a fund’s portfolio may be magnified, and a fund may be exposed to a heightened risk of loss and increased costs.

American Funds Insurance Series	322

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Nondiversification — As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk fund’s investments consist of investments in underlying funds, the managed risk fund’s risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, a fund would remain subject to the risk of adverse price movements until a fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

323	American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

American Funds Insurance Series	324

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$4	$1,099	$—	$1,098
Global Small Capitalization Fund	77,998	76,585	3,923	68,926
Growth Fund	22,741	29,093	—	26,762
International Fund	32,814	29,195	4,491	26,276
New World Fund	8,183	6,603	1,991	5,943
Washington Mutual Investors Fund	842	863	—	777
U.S. Small and Mid Cap Equity Fund	914	940	—	846
Capital World Growth and Income Fund	987	1,007	—	906
International Growth and Income Fund	893	848	95	763
Capital Income Builder	11,011	11,565	—	10,408
Asset Allocation Fund	19,953	20,974	—	18,905
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2025, the maximum exposure from these unfunded commitments for Asset Allocation Fund and American High-Income Trust was $204,000 and $94,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was $3,000 for Asset Allocation Fund and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

325	American Funds Insurance Series

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

American Funds Insurance Series	326

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Options on foreign currencies —The fund has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

327	American Funds Insurance Series

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Insurance Series	328

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.
The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$7,466	$19,861	$513*	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	641*	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	156,652	393*	7,878	5,062
Asset Allocation Fund	Not applicable	Not applicable	2,772,351	Not applicable	360,170	61,194
American Funds Global Balanced Fund	$10,369	$2,000	65,213	87,154	21,599	4,642
The Bond Fund of America	Not applicable	Not applicable	5,555,115	233,285	863,621	190,139
Capital World Bond Fund	56,460	19,365	817,202	522,298	376,182	69,538
American High-Income Trust	Not applicable	Not applicable	31,856	Not applicable	Not applicable	18,973
American Funds Mortgage Fund	32,136	Not applicable	96,592	Not applicable	1,975	Not applicable
U.S. Government Securities Fund	1,099,058	Not applicable	1,984,739	Not applicable	813,610	Not applicable
Managed Risk Growth Fund	620,857	Not applicable	1,115	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	99,717	Not applicable	172	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	369,929	Not applicable	2,897	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,972,877	Not applicable	57,285	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	537,228	Not applicable	16,791	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

329	American Funds Insurance Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$24	Unrealized depreciation[1]	$17
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	80	Unrealized depreciation on open forward currency contracts	78
			$104		$95

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$177	Net unrealized appreciation (depreciation) on futures contracts	$(4)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(497)	Net unrealized appreciation (depreciation) on forward currency contracts	(78)
Swap	Interest	Net realized gain (loss) on swap contracts	(88)	Net unrealized appreciation (depreciation) on swap contracts	104
			$(408)		$22
International Growth and Income Fund
		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$(18)	Net unrealized appreciation (depreciation) on forward currency contracts	$(10)
Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$36	Unrealized depreciation[1]	$315
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	261	Unrealized depreciation[1]	1
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	2
			$297		$318

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	330

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$1,420	Net unrealized appreciation (depreciation) on futures contracts	$699
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	13	Net unrealized appreciation (depreciation) on forward currency contracts	—
Swap	Interest	Net realized gain (loss) on swap contracts	97	Net unrealized appreciation (depreciation) on swap contracts	(211)
Swap	Credit	Net realized gain (loss) on swap contracts	50	Net unrealized appreciation (depreciation) on swap contracts	(2)
			$1,580		$486
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,925	Unrealized depreciation[1]	$6,069
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	3,543	Unrealized depreciation[1]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	435
			$5,468		$6,504

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$28,857	Net unrealized appreciation (depreciation) on futures contracts	$(1,220)
Swap	Interest	Net realized gain (loss) on swap contracts	5	Net unrealized appreciation (depreciation) on swap contracts	3,662
Swap	Credit	Net realized gain (loss) on swap contracts	(1,723)	Net unrealized appreciation (depreciation) on swap contracts	(578)
			$27,139		$1,864
Refer to the end of the table(s) for footnote(s).

331	American Funds Insurance Series

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$2	Investment securities	$—
Options purchased (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	— [2]
Options written (futures style)	Interest	Unrealized appreciation[1]	4	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	118	Unrealized depreciation[1]	132
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	229	Unrealized depreciation on open forward currency contracts	281
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	96	Unrealized depreciation[1]	28
Swap (bilateral)	Interest	Bilateral swaps, at value	38	Bilateral swaps, at value	44
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	— [2]	Unrealized depreciation[1]	3
			$487		$488

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$—	Net unrealized appreciation (depreciation) on investments	$(8)
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(67)	Net unrealized appreciation (depreciation) on options purchased (futures style)	— [2]
Options written (futures style)	Interest	Net realized gain (loss) on options written	41	Net unrealized appreciation (depreciation) on options written	4
Futures	Interest	Net realized gain (loss) on futures contracts	469	Net unrealized appreciation (depreciation) on futures contracts	224
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(3,684)	Net unrealized appreciation (depreciation) on forward currency contracts	130
Swap	Interest	Net realized gain (loss) on swap contracts	(136)	Net unrealized appreciation (depreciation) on swap contracts	388
Swap	Credit	Net realized gain (loss) on swap contracts	(33)	Net unrealized appreciation (depreciation) on swap contracts	1
			$(3,410)		$739
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	332

The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,242	Unrealized depreciation[1]	$9,824
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	386	Unrealized depreciation on open forward currency contracts	420
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	8,064	Unrealized depreciation[1]	3,263
Swap (bilateral)	Interest	Bilateral swaps, at value	2,015	Bilateral swaps, at value	3,943
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	182
			$11,707		$17,632

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$21,847	Net unrealized appreciation (depreciation) on futures contracts	$21,668
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(9,144)	Net unrealized appreciation (depreciation) on forward currency contracts	(1,861)
Swap	Interest	Net realized gain (loss) on swap contracts	5,030	Net unrealized appreciation (depreciation) on swap contracts	9,452
Swap	Credit	Net realized gain (loss) on swap contracts	(4,887)	Net unrealized appreciation (depreciation) on swap contracts	(196)
			$12,846		$29,063
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$16	Investment securities	$—
Options purchased (futures style)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	— [2]
Options written (futures style)	Interest	Unrealized appreciation[1]	28	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	1,615	Unrealized depreciation[1]	1,631
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,812	Unrealized depreciation on open forward currency contracts	1,842
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,403	Unrealized depreciation[1]	1,055
Swap (bilateral)	Interest	Bilateral swaps, at value	136	Bilateral swaps, at value	2,695
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	24	Unrealized depreciation[1]	201
			$6,034		$7,424

Refer to the end of the table(s) for footnote(s).

333	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(46)	Net unrealized appreciation (depreciation) on investments	$1
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	159	Net unrealized appreciation (depreciation) on investments	(48)
Options written (equity style)	Currency	Net realized gain (loss) on options written	58	Net unrealized appreciation (depreciation) on options written	60
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(586)	Net unrealized appreciation (depreciation) on options purchased (futures style)	— [2]
Options written (futures style)	Interest	Net realized gain (loss) on options written	365	Net unrealized appreciation (depreciation) on options written	28
Futures	Interest	Net realized gain (loss) on futures contracts	7,420	Net unrealized appreciation (depreciation) on futures contracts	1,912
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,268)	Net unrealized appreciation (depreciation) on forward currency contracts	1,027
Swap	Interest	Net realized gain (loss) on swap contracts	(387)	Net unrealized appreciation (depreciation) on swap contracts	3,786
Swap	Credit	Net realized gain (loss) on swap contracts	(441)	Net unrealized appreciation (depreciation) on swap contracts	(64)
			$4,274		$6,702
American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$15	Unrealized depreciation[1]	$29
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	163
			$15		$192

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$293	Net unrealized appreciation (depreciation) on futures contracts	$62
Swap	Credit	Net realized gain (loss) on swap contracts	(917)	Net unrealized appreciation (depreciation) on swap contracts	(207)
			$(624)		$(145)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	334

American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$18	Unrealized depreciation[1]	$150
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	127	Unrealized depreciation[1]	1
			$145		$151

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(31)	Net unrealized appreciation (depreciation) on investments	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	1	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	1,057	Net unrealized appreciation (depreciation) on futures contracts	209
Swap	Interest	Net realized gain (loss) on swap contracts	27	Net unrealized appreciation (depreciation) on swap contracts	(15)
			$1,054		$194
U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$242	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	81
Futures	Interest	Unrealized appreciation[1]	1,077	Unrealized depreciation[1]	2,291
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	14,953	Unrealized depreciation[1]	3,022
			$16,272		$5,394

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(1,087)	Net unrealized appreciation (depreciation) on investments	$36
Options written (equity style)	Interest	Net realized gain (loss) on options written	27	Net unrealized appreciation (depreciation) on options written	21
Futures	Interest	Net realized gain (loss) on futures contracts	18,297	Net unrealized appreciation (depreciation) on futures contracts	5,703
Swap	Interest	Net realized gain (loss) on swap contracts	4,094	Net unrealized appreciation (depreciation) on swap contracts	(1,861)
			$21,331		$3,899
Refer to the end of the table(s) for footnote(s).

335	American Funds Insurance Series

Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,328	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	8	Unrealized appreciation[1]	—
			$1,336		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (4,185)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (2,333)
Futures	Currency	Net realized gain (loss) on futures contracts	(357)	Net unrealized appreciation (depreciation) on futures contracts	(4)
Futures	Equity	Net realized gain (loss) on futures contracts	(13,013)	Net unrealized appreciation (depreciation) on futures contracts	(455)
Futures	Interest	Net realized gain (loss) on futures contracts	8	Net unrealized appreciation (depreciation) on futures contracts	4
			$ (17,547)		$ (2,788)
Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$267	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	13	Unrealized depreciation[1]	—
			$280		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (997)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (422)
Futures	Equity	Net realized gain (loss) on futures contracts	(6,096)	Net unrealized appreciation (depreciation) on futures contracts	(91)
Futures	Interest	Net realized gain (loss) on futures contracts	6	Net unrealized appreciation (depreciation) on futures contracts	3
			$ (7,087)		$ (510)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	336

Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$647	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	1	Unrealized depreciation[1]	—
			$648		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (2,786)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (1,184)
Futures	Currency	Net realized gain (loss) on futures contracts	(185)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(8,674)	Net unrealized appreciation (depreciation) on futures contracts	67
Futures	Interest	Net realized gain (loss) on futures contracts	14	Net unrealized appreciation (depreciation) on futures contracts	8
			$ (11,631)		$ (1,109)
Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$7,071	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	46	Unrealized depreciation[1]	—
			$7,117		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (28,619)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (13,505)
Futures	Currency	Net realized gain (loss) on futures contracts	(1,347)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(35,731)	Net unrealized appreciation (depreciation) on futures contracts	1,038
Futures	Interest	Net realized gain (loss) on futures contracts	45	Net unrealized appreciation (depreciation) on futures contracts	25
			$ (65,652)		$ (12,442)
Refer to the end of the table(s) for footnote(s).

337	American Funds Insurance Series

Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,217	Investment securities from unaffiliated issuers[3]	$ —
Futures	Equity	Unrealized appreciation[1]	8	Unrealized depreciation[1]	—
			$1,225		$ —

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$ (3,827)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$ (1,962)
Futures	Currency	Net realized gain (loss) on futures contracts	(513)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(47,392)	Net unrealized appreciation (depreciation) on futures contracts	417
Futures	Interest	Net realized gain (loss) on futures contracts	709	Net unrealized appreciation (depreciation) on futures contracts	314
			$ (51,023)		$ (1,231)
1
Includes cumulative appreciation/depreciation on future style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
2
Amount less than one thousand.
3
Includes options purchased as reported in each fund’s investment portfolio.

American Funds Insurance Series	338

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as cash collateral pledged in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of New York Mellon	$22	$ —	$ —	$ —	$22
BNP Paribas	1	—	—	—	1
Citibank	39	(27)	—	—	12
Goldman Sachs	1	(1)	—	—	—
HSBC Bank	1	—	—	—	1
UBS AG	15	—	—	—	15
Total	$79	$ (28)	$ —	$ —	$51
Liabilities:
Bank of America	$22	$ —	$ —	$ —	$22
Citibank	27	(27)	—	—	—
Goldman Sachs	1	(1)	—	—	—
JPMorgan Chase	27	—	—	—	27
Total	$77	$ (28)	$ —	$ —	$49
Refer to the end of the table(s) for footnote(s).

339	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$8	$ (8)	$ —	$ —	$ —
Barclays Bank PLC	27	(27)	—	—	—
BNP Paribas	— †	— †	—	—	—
Citibank	79	(79)	—	—	—
Goldman Sachs	116	(67)	—	—	49
HSBC Bank	29	(12)	—	—	17
JPMorgan Chase	2	(2)	—	—	—
Morgan Stanley	4	(4)	—	—	—
UBS AG	2	(2)	—	—	—
Total	$267	$ (201)	$ —	$ —	$66
Liabilities:
Bank of America	$26	$ (8)	$ (18)	$ —	$ —
Barclays Bank PLC	38	(27)	—	—	11
BNP Paribas	8	— †	—	—	8
Citibank	109	(79)	—	—	30
Goldman Sachs	67	(67)	—	—	—
HSBC Bank	12	(12)	—	—	—
JPMorgan Chase	19	(2)	—	—	17
Morgan Stanley	46	(4)	—	—	42
Standard Chartered Bank	3	—	—	—	3
UBS AG	5	(2)	—	—	3
Total	$333	$ (201)	$ (18)	$ —	$114
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$490	$ (242)	$ (248)	$ —	$ —
Barclays Bank PLC	578	(578)	—	—	—
Goldman Sachs	1,285	(1,203)	—	—	82
HSBC Bank	48	—	—	—	48
Total	$2,401	$ (2,023)	$ (248)	$ —	$130
Liabilities:
Bank of America	$242	$ (242)	$ —	$ —	$ —
Barclays Bank PLC	1,146	(578)	(568)	—	—
BNP Paribas	1,352	—	(1,353)	—	—
Citibank	255	—	(254)	—	—
Goldman Sachs	1,203	(1,203)	—	—	—
Morgan Stanley	165	—	—	—	165
Total	$4,363	$ (2,023)	$ (2,175)	$ —	$165
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	340

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$147	$ (147)	$ —	$ —	$ —
Bank of New York Mellon	34	—	—	—	34
Barclays Bank PLC	450	(450)	—	—	—
BNP Paribas	19	(19)	—	—	—
Citibank	608	(608)	—	—	—
Goldman Sachs	381	(381)	—	—	—
HSBC Bank	188	(102)	—	(86)	—
JPMorgan Chase	44	(24)	—	—	20
Morgan Stanley	19	(19)	—	—	—
Standard Chartered Bank	1,035	(59)	(330)	(290)	356
UBS AG	23	(16)	—	—	7
Total	$2,948	$ (1,825)	$ (330)	$ (376)	$417
Liabilities:
Bank of America	$1,107	$ (147)	$ (948)	$ —	$12
Barclays Bank PLC	627	(450)	(177)	—	—
BNP Paribas	65	(19)	—	—	46
Citibank	897	(608)	—	—	289
Goldman Sachs	1,448	(381)	(1,017)	—	50
HSBC Bank	102	(102)	—	—	—
JPMorgan Chase	24	(24)	—	—	—
Morgan Stanley	257	(19)	(238)	—	—
Standard Chartered Bank	59	(59)	—	—	—
UBS AG	16	(16)	—	—	—
Total	$4,602	$ (1,825)	$ (2,380)	$ —	$397
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.

341	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2025, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$587	$51	$597
Global Small Capitalization Fund	45	1	1
International Fund	2,072	111	887
New World Fund	231	24	11
Capital Income Builder	18	—	— *
International Growth and Income Fund	430	5	107
*
Amount less than one thousand.
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series	342

Additional tax basis disclosures for each fund as of December 31, 2025, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$58,118	$52,615	$328,671	$164,687	$41,259	$40,991
Undistributed long-term capital gains	1,202,418	330,342	4,562,299	532,733	281,284	1,064,187
Capital loss carryforward utilized	—	—	—	206,867	—	—
Gross unrealized appreciation on investments	3,491,592	789,376	32,066,603	2,385,110	1,575,330	4,698,662
Gross unrealized depreciation on investments	(287,030)	(116,954)	(655,627)	(88,696)	(59,715)	(159,517)
Net unrealized appreciation (depreciation) on investments	3,204,562	672,422	31,410,976	2,296,414	1,515,615	4,539,145
Cost of investments	5,937,177	2,386,011	23,343,610	5,201,489	2,553,117	7,417,791
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	2	(1)	—

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Undistributed ordinary income	$—	$16,020	$702,034	$2,910	$15,728	$217,220
Undistributed long-term capital gains	—	179,378	2,604,901	—	58,769	2,837,208
Capital loss carryforward[1]	(592)	—	—	(4,662)	—	—
Capital loss carryforward utilized	—	—	—	21,009	6,862	—
Gross unrealized appreciation on investments	9,350	910,098	21,146,735	135,582	454,550	8,582,220
Gross unrealized depreciation on investments	(6,040)	(45,447)	(369,429)	(9,951)	(35,422)	(691,994)
Net unrealized appreciation (depreciation) on investments	3,310	864,651	20,777,306	125,631	419,128	7,890,226
Cost of investments	97,455	1,217,797	22,833,203	278,196	1,250,632	19,857,297
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(14)	1	3	(1)	—	(1)

Refer to the end of the table(s) for footnote(s).

343	American Funds Insurance Series

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Undistributed ordinary income	$3,091	$81,931	$10,845	$12,190	$953	$1,944
Undistributed long-term capital gains	25,777	—	—	—	—	—
Capital loss carryforward[1]	—	(1,511,983)	(198,979)	(329,593)	(12,321)	(1)
Capital loss carryforward utilized	—	72,789	1,003	—	1,889	—
Gross unrealized appreciation on investments	94,991	158,694	43,122	64,529	1,677	32
Gross unrealized depreciation on investments	(12,752)	(227,608)	(77,373)	(39,750)	(1,122)	(10)
Net unrealized appreciation (depreciation) on investments	82,239	(68,914)	(34,251)	24,779	555	22
Cost of investments	368,808	11,488,814	1,516,353	1,000,940	132,479	308,476
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	—	—	—	1	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$13,856	$1,773	$1,429	$4,281	$25,464	$23,428
Undistributed long-term capital gains	—	31,113	—	—	284,557	112,392
Capital loss carryforward[1]	(257,785)	—	(21,682)	(1,893)	—	—
Capital loss carryforward utilized	27,799	—	—	20,459	—	—
Gross unrealized appreciation on investments	32,667	132,454	27,401	69,146	317,848	226,986
Gross unrealized depreciation on investments	(47,954)	(48,770)	(20,227)	(24,480)	(67,881)	(39,913)
Net unrealized appreciation (depreciation) on investments	(15,287)	83,684	7,174	44,666	249,967	187,073
Cost of investments	1,936,415	421,427	106,247	270,315	1,838,439	1,289,372
1
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$66,139	$455,982	$522,121	$65,173	$99,126	$164,299
Class 1A	749	2,766	3,515	319	536	855
Class 2	53,132	443,236	496,368	57,169	103,301	160,470
Class 4	14,879	130,403	145,282	12,745	23,878	36,623
Total	$134,899	$1,032,387	$1,167,286	$135,406	$226,841	$362,247

American Funds Insurance Series	344

Global Small Capitalization Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,919	$19,199	$23,118	$24,044	$21,820	$45,864
Class 1A	20	126	146	120	119	239
Class 2	5,919	39,094	45,013	42,943	43,051	85,994
Class 4	766	7,316	8,082	6,428	7,070	13,498
Total	$10,624	$65,735	$76,359	$73,535	$72,060	$145,595
Growth Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$283,031	$1,543,000	$1,826,031	$121,696	$433,019	$554,715
Class 1A	4,439	26,100	30,539	1,328	7,268	8,596
Class 2	243,730	1,433,339	1,677,069	72,492	433,759	506,251
Class 3	3,240	18,878	22,118	1,123	5,725	6,848
Class 4	69,855	421,011	490,866	9,370	97,988	107,358
Total	$604,295	$3,442,328	$4,046,623	$206,009	$977,759	$1,183,768
International Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$49,061	$—	$49,061	$46,267	$—	$46,267
Class 1A	205	—	205	157	—	157
Class 2	44,060	—	44,060	40,220	—	40,220
Class 3	210	—	210	191	—	191
Class 4	6,153	—	6,153	4,485	—	4,485
Total	$99,689	$—	$99,689	$91,320	$—	$91,320
New World Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$32,320	$71,532	$103,852	$29,713	$8,227	$37,940
Class 1A	369	453	822	167	49	216
Class 2	11,967	31,619	43,586	11,293	3,828	15,121
Class 4	11,031	33,694	44,725	9,604	3,785	13,389
Total	$55,687	$137,298	$192,985	$50,777	$15,889	$66,666

345	American Funds Insurance Series

Washington Mutual Investors Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$131,443	$397,175	$528,618	$111,395	$50,394	$161,789
Class 1A	661	2,103	2,764	426	202	628
Class 2	57,467	193,815	251,282	46,990	24,567	71,557
Class 4	36,815	127,802	164,617	23,694	12,608	36,302
Total	$226,386	$720,895	$947,281	$182,505	$87,771	$270,276
U.S. Small and Mid Cap Equity Fund
	Year ended December 31, 2025			For the period November 15, 2024[2] to December 31, 2024
Share class	Ordinary income	Long-term capital gains		Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$364	$— [3]	$364	$— [3]	$—	$— [3]
Class 1A	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 2	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 4	33	— [3]	33	13	—	13
Total	$397	$—	$397	$13	$—	$13
Capital World Growth and Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,542	$21,740	$31,282	$11,350	$—	$11,350
Class 1A	157	363	520	144	—	144
Class 2	14,202	37,773	51,975	17,039	—	17,039
Class 4	4,099	11,256	15,355	3,943	—	3,943
Total	$28,000	$71,132	$99,132	$32,476	$—	$32,476
Growth-Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$512,210	$3,878,399	$4,390,609	$338,365	$1,023,186	$1,361,551
Class 1A	901	7,252	8,153	495	1,702	2,197
Class 2	257,694	2,211,126	2,468,820	163,135	597,677	760,812
Class 3	2,899	23,742	26,641	1,879	6,513	8,392
Class 4	50,309	470,380	520,689	26,050	105,495	131,545
Total	$824,013	$6,590,899	$7,414,912	$529,924	$1,734,573	$2,264,497
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	346

International Growth and Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$835	$—	$835	$461	$—	$461
Class 1A	211	—	211	156	—	156
Class 2	4,052	—	4,052	3,897	—	3,897
Class 4	4,102	—	4,102	3,584	—	3,584
Total	$9,200	$—	$9,200	$8,098	$—	$8,098
Capital Income Builder
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,206	$—	$25,206	$25,390	$—	$25,390
Class 1A	416	—	416	397	—	397
Class 2	618	—	618	575	—	575
Class 4	19,776	—	19,776	19,314	—	19,314
Total	$46,016	$—	$46,016	$45,676	$—	$45,676
Asset Allocation Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$438,651	$1,019,238	$1,457,889	$374,078	$678,739	$1,052,817
Class 1A	1,307	2,795	4,102	848	1,422	2,270
Class 2	111,878	280,960	392,838	92,429	187,595	280,024
Class 3	884	2,081	2,965	693	1,326	2,019
Class 4	166,513	445,526	612,039	127,247	278,890	406,137
Total	$719,233	$1,750,600	$2,469,833	$595,295	$1,147,972	$1,743,267
American Funds Global Balanced Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,498	$3,585	$5,083	$1,963	$—	$1,963
Class 1A	60	152	212	64	—	64
Class 2	1,941	5,617	7,558	2,714	—	2,714
Class 4	2,293	6,279	8,572	2,307	—	2,307
Total	$5,792	$15,633	$21,425	$7,048	$—	$7,048
Refer to the end of the table(s) for footnote(s).

347	American Funds Insurance Series

The Bond Fund of America
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$302,949	$—	$302,949	$305,561	$—	$305,561
Class 1A	12,103	—	12,103	8,909	—	8,909
Class 2	115,204	—	115,204	115,243	—	115,243
Class 4	56,394	—	56,394	45,913	—	45,913
Total	$486,650	$—	$486,650	$475,626	$—	$475,626
Capital World Bond Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$19,172	$—	$19,172	$15,387	$—	$15,387
Class 1A	837	—	837	983	—	983
Class 2	22,086	—	22,086	16,410	—	16,410
Class 4	2,211	—	2,211	1,135	—	1,135
Total	$44,306	$—	$44,306	$33,915	$—	$33,915
American High-Income Trust
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,430	$—	$16,430	$15,191	$—	$15,191
Class 1A	438	—	438	199	—	199
Class 2	34,271	—	34,271	35,147	—	35,147
Class 3	495	—	495	529	—	529
Class 4	12,704	—	12,704	8,336	—	8,336
Total	$64,338	$—	$64,338	$59,402	$—	$59,402
American Funds Mortgage Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$803	$—	$803	$804	$—	$804
Class 1A	136	—	136	121	—	121
Class 2	1,703	—	1,703	1,928	—	1,928
Class 4	2,473	—	2,473	2,148	—	2,148
Total	$5,115	$—	$5,115	$5,001	$—	$5,001
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	348

Ultra-Short Bond Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,510	$—	$1,510	$1,996	$—	$1,996
Class 1A	5	—	5	6	—	6
Class 2	9,131	—	9,131	12,857	—	12,857
Class 3	156	—	156	205	—	205
Class 4	2,138	—	2,138	2,569	—	2,569
Total	$12,940	$—	$12,940	$17,633	$—	$17,633
U.S. Government Securities Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,629	$—	$11,629	$11,248	$—	$11,248
Class 1A	12,377	—	12,377	11,344	—	11,344
Class 2	44,749	—	44,749	42,551	—	42,551
Class 3	212	—	212	204	—	204
Class 4	10,129	—	10,129	7,920	—	7,920
Total	$79,096	$—	$79,096	$73,267	$—	$73,267
Managed Risk Growth Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$248	$558	$806	$93	$—	$93
Class P2	6,657	21,164	27,821	2,326	—	2,326
Total	$6,905	$21,722	$28,627	$2,419	$—	$2,419
Managed Risk International Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30	$—	$30	$29	$—	$29
Class P2	1,450	—	1,450	1,532	—	1,532
Total	$1,480	$—	$1,480	$1,561	$—	$1,561
Managed Risk Washington Mutual Investors Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$58	$—	$58	$53	$—	$53
Class P2	5,902	—	5,902	5,422	—	5,422
Total	$5,960	$—	$5,960	$5,475	$—	$5,475
Refer to the end of the table(s) for footnote(s).

349	American Funds Insurance Series

Managed Risk Growth-Income Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$42,231	$70,237	$112,468	$33,022	$25,142	$58,164
Class P2	5,433	10,214	15,647	4,085	3,659	7,744
Total	$47,664	$80,451	$128,115	$37,107	$28,801	$65,908
Managed Risk Asset Allocation Fund
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$348	$722	$1,070	$226	$138	$364
Class P2	46,064	121,132	167,196	39,976	28,786	68,762
Total	$46,412	$121,854	$168,266	$40,202	$28,924	$69,126
2
Commencement of operations.
3
Amount less than one thousand.
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the year ended December 31, 2025, total investment advisory services fees waived by CRMC were $53,879,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	350

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the year ended December 31, 2025, before waiver	For the year ended December 31, 2025, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.372%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.600
Growth Fund	.500	.275	.6	44.0	.302	.302
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.227
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.249	.249
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.227
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.429
The Bond Fund of America	.352	.320	15.0	15.0	.352	.202
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.284
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.222
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.218
Managed Risk Growth Fund*	.100		all		.150	.100
Managed Risk International Fund*	.100		all		.150	.100
Managed Risk Washington Mutual Investors Fund*	.100		all		.150	.100
Managed Risk Growth-Income Fund*	.100		all		.150	.100
Managed Risk Asset Allocation Fund*	.100		all		.150	.100
*
For a portion of the period CRMC waived a portion of the investment advisory and services fee, such that the fee was reduced from 0.150% to 0.100%.
Effective May 1, 2025, the series’ board of trustees approved a revised investment advisory and services agreement for the Managed Risk Funds, removing the 0.050% fee waiver and concurrently reducing the fee for each share class from 0.150% to 0.100%.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

351	American Funds Insurance Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,131
Class 1A	$—	$83	10
Class 2	8,963	Not applicable	1,076
Class 4	2,668	2,668	320
Total class-specific expenses	$11,631	$2,751	$2,537
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$257
Class 1A	$—	$15	2
Class 2	4,317	Not applicable	518
Class 4	888	887	106
Total class-specific expenses	$5,205	$902	$883

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6,865
Class 1A	$—	$1,029	123
Class 2	51,724	Not applicable	6,207
Class 3	507	Not applicable	85
Class 4	15,164	15,164	1,820
Total class-specific expenses	$67,395	$16,193	$15,100
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$967
Class 1A	$—	$35	4
Class 2	8,442	Not applicable	1,013
Class 3	28	Not applicable	5
Class 4	1,256	1,256	151
Total class-specific expenses	$9,726	$1,291	$2,140

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$581
Class 1A	$—	$44	5
Class 2	2,096	Not applicable	252
Class 4	2,211	2,211	265
Total class-specific expenses	$4,307	$2,255	$1,103
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,913
Class 1A	$—	$84	10
Class 2	7,644	Not applicable	917
Class 4	5,082	5,082	610
Total class-specific expenses	$12,726	$5,166	$3,450

American Funds Insurance Series	352

U.S. Small and Mid Cap Equity Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$10
Class 1A	$—	$— *	— *
Class 2	— *	Not applicable	— *
Class 4	9	8	5
Total class-specific expenses	$9	$8	$15
Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$182
Class 1A	$—	$26	3
Class 2	2,607	Not applicable	313
Class 4	776	775	93
Total class-specific expenses	$3,383	$801	$591

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7,452
Class 1A	$—	$119	14
Class 2	34,840	Not applicable	4,181
Class 3	279	Not applicable	47
Class 4	7,386	7,386	886
Total class-specific expenses	$42,505	$7,505	$12,580
International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$8
Class 1A	$—	$19	2
Class 2	404	Not applicable	49
Class 4	456	456	55
Total class-specific expenses	$860	$475	$114

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$234
Class 1A	$—	$34	4
Class 2	51	Not applicable	6
Class 4	1,785	1,786	214
Total class-specific expenses	$1,836	$1,820	$458
Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4,789
Class 1A	$—	$119	14
Class 2	10,837	Not applicable	1,301
Class 3	60	Not applicable	10
Class 4	17,184	17,184	2,062
Total class-specific expenses	$28,081	$17,303	$8,176

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$29
Class 1A	$—	$10	1
Class 2	371	Not applicable	45
Class 4	428	428	51
Total class-specific expenses	$799	$438	$126
Refer to the end of the table(s) for footnote(s).
The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,070
Class 1A	$—	$643	77
Class 2	6,831	Not applicable	820
Class 4	3,246	3,247	390
Total class-specific expenses	$10,077	$3,890	$3,357

353	American Funds Insurance Series

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$182
Class 1A	$—	$81	10
Class 2	1,893	Not applicable	227
Class 4	176	176	21
Total class-specific expenses	$2,069	$257	$440
American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$73
Class 1A	$—	$11	1
Class 2	1,338	Not applicable	161
Class 3	15	Not applicable	2
Class 4	497	497	60
Total class-specific expenses	$1,850	$508	$297

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$8	1
Class 2	104	Not applicable	13
Class 4	140	140	17
Total class-specific expenses	$244	$148	$36
Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$11
Class 1A	$—	$— *	— *
Class 2	569	Not applicable	68
Class 3	7	Not applicable	1
Class 4	156	156	19
Total class-specific expenses	$732	$156	$99

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$79
Class 1A	$—	$724	87
Class 2	2,619	Not applicable	314
Class 3	9	Not applicable	1
Class 4	588	588	71
Total class-specific expenses	$3,216	$1,312	$552
Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$34
Class P2	$1,243	1,243
Total class-specific expenses	$1,243	$1,277

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5
Class P2	$280	280
Total class-specific expenses	$280	$285
Refer to the end of the table(s) for footnote(s).
Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$6
Class P2	$786	786
Total class-specific expenses	$786	$792

American Funds Insurance Series	354

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,624
Class P2	$662	662
Total class-specific expenses	$662	$5,286
Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$30
Class P2	$4,685	4,685
Total class-specific expenses	$4,685	$4,715
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk International Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2025, total fees and expenses reimbursed by CRMC were $77,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase (decrease) in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$21	$21	$42
Global Small Capitalization Fund	8	7	15
Growth Fund	125	124	249
International Fund	18	17	35
New World Fund	9	9	18
Washington Mutual Investors Fund	29	28	57
U.S. Small and Mid Cap Equity Fund	— *	— *	— *
Capital World Growth and Income Fund	5	5	10
Growth-Income Fund	106	101	207
International Growth and Income Fund	1	1	2
Capital Income Builder	4	4	8
Asset Allocation Fund	69	65	134
American Funds Global Balanced Fund	1	1	2
The Bond Fund of America	28	26	54
Capital World Bond Fund	4	3	7
American High-Income Trust	2	2	4
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	1	1	2
U.S. Government Securities Fund	5	4	9
Managed Risk Growth Fund	2	1	3
Managed Risk International Fund	1	— *	1
Managed Risk Washington Mutual Investors Fund	1	1	2
Managed Risk Growth-Income Fund	5	5	10
Managed Risk Asset Allocation Fund	5	4	9
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

355	American Funds Insurance Series

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$147,747	$67,664	$22,487
Global Small Capitalization Fund	27,498	11,204	1,978
Growth Fund	350,283	350,719	70,559
International Fund	110,941	87,605	3,851
New World Fund	24,060	50,564	13,902
Washington Mutual Investors Fund	131,489	156,251	20,344
Capital World Growth and Income Fund	32,218	38,497	8,339
Growth-Income Fund	506,006	592,940	172,397
International Growth and Income Fund	2,294	4,747	363
Capital Income Builder	23,371	19,211	4,803
Asset Allocation Fund	250,712	107,065	54,741
American Funds Global Balanced Fund	3,867	4,371	1,147
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2025.

American Funds Insurance Series	356

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$304,055	8,321	$522,119	15,107	$(541,519)	(14,564)	$284,655	8,864
Class 1A	42,972	1,157	3,516	101	(3,744)	(102)	42,744	1,156
Class 2	35,075	964	496,369	14,649	(528,583)	(14,441)	2,861	1,172
Class 4	180,514	5,009	145,282	4,354	(101,231)	(2,811)	224,565	6,552
Total net increase (decrease)	$562,616	15,451	$1,167,286	34,211	$(1,175,077)	(31,918)	$554,825	17,744
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)
Global Small Capitalization Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$66,285	3,641	$22,933	1,232	$(343,352)	(18,170)	$(254,134)	(13,297)
Class 1A	532	29	146	8	(424)	(23)	254	14
Class 2	30,784	1,809	45,015	2,592	(247,355)	(13,805)	(171,556)	(9,404)
Class 4	91,459	5,277	8,081	469	(44,936)	(2,531)	54,604	3,215
Total net increase (decrease)	$189,060	10,756	$76,175	4,301	$(636,067)	(34,529)	$(370,832)	(19,472)
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)
Refer to the end of the table(s) for footnote(s).

357	American Funds Insurance Series

Growth Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$2,221,332	17,180	$1,824,411	14,872	$(2,853,744)	(22,053)	$1,191,999	9,999
Class 1A	118,725	930	30,539	252	(115,193)	(884)	34,071	298
Class 2	504,023	3,932	1,677,068	13,892	(3,177,573)	(24,443)	(996,482)	(6,619)
Class 3	1,511	12	22,118	178	(36,889)	(277)	(13,260)	(87)
Class 4	1,221,571	9,782	490,866	4,193	(372,784)	(2,965)	1,339,653	11,010
Total net increase (decrease)	$4,067,162	31,836	$4,045,002	33,387	$(6,556,183)	(50,622)	$1,555,981	14,601
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)
International Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$123,286	6,300	$49,061	2,250	$(619,084)	(30,505)	$(446,737)	(21,955)
Class 1A	1,909	93	205	10	(1,577)	(80)	537	23
Class 2	158,584	8,280	44,060	2,025	(720,522)	(36,038)	(517,878)	(25,733)
Class 3	143	7	210	10	(1,989)	(100)	(1,636)	(83)
Class 4	72,454	3,758	6,153	287	(59,496)	(3,027)	19,111	1,018
Total net increase (decrease)	$356,376	18,438	$99,689	4,582	$(1,402,668)	(69,750)	$(946,603)	(46,730)
Year ended December 31, 2024
Class 1	$103,818	5,617	$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132	158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201	40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	— [2]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511	4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461	$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	358

New World Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$158,509	5,359	$103,852	3,572	$(340,861)	(11,604)	$(78,500)	(2,673)
Class 1A	18,473	602	822	28	(2,946)	(103)	16,349	527
Class 2	114,042	3,791	43,585	1,527	(173,334)	(5,988)	(15,707)	(670)
Class 4	92,171	3,197	44,726	1,588	(148,239)	(5,158)	(11,342)	(373)
Total net increase (decrease)	$383,195	12,949	$192,985	6,715	$(665,380)	(22,853)	$(89,200)	(3,189)
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)
Washington Mutual Investors Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$140,928	8,311	$526,965	31,376	$(1,006,677)	(57,564)	$(338,784)	(17,877)
Class 1A	6,301	363	2,764	166	(2,905)	(165)	6,160	364
Class 2	90,385	5,278	251,281	15,319	(430,673)	(25,241)	(89,007)	(4,644)
Class 4	377,965	22,441	164,617	10,176	(110,363)	(6,612)	432,219	26,005
Total net increase (decrease)	$615,579	36,393	$945,627	57,037	$(1,550,618)	(89,582)	$10,588	3,848
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)
U.S. Small and Mid Cap Equity Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$94,466	8,554	$364	32	$(8,030)	(726)	$86,800	7,860
Class 1A	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 2	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 4	14,686	1,364	33	3	(19,609)	(1,843)	(4,890)	(476)
Total net increase (decrease)	$109,152	9,918	$397	35	$(27,639)	(2,569)	$81,910	7,384
For the period November 15, 2024[3] to December 31, 2024
Class 1	$10	1	$— [2]	— [2]	$—	—	$10	1
Class 1A	10	1	— [2]	— [2]	—	—	10	1
Class 2	10	1	— [2]	— [2]	—	—	10	1
Class 4	14,970	1,497	13	1	—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13	1	$—	—	$15,013	1,501
Refer to the end of the table(s) for footnote(s).

359	American Funds Insurance Series

Capital World Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$61,144	3,871	$30,791	1,846	$(173,302)	(10,431)	$(81,367)	(4,714)
Class 1A	1,669	101	519	31	(625)	(37)	1,563	95
Class 2	28,763	1,702	51,975	3,135	(185,399)	(11,041)	(104,661)	(6,204)
Class 4	58,603	3,584	15,355	952	(32,104)	(1,961)	41,854	2,575
Total net increase (decrease)	$150,179	9,258	$98,640	5,964	$(391,430)	(23,470)	$(142,611)	(8,248)
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)
Growth-Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$684,973	10,461	$4,387,256	72,937	$(3,619,605)	(54,457)	$1,452,624	28,941
Class 1A	6,675	102	8,152	137	(4,519)	(68)	10,308	171
Class 2	125,378	1,919	2,468,820	42,004	(1,981,266)	(30,316)	612,932	13,607
Class 3	1,554	24	26,641	442	(19,918)	(294)	8,277	172
Class 4	408,921	6,393	520,690	9,074	(327,755)	(5,109)	601,856	10,358
Total net increase (decrease)	$1,227,501	18,899	$7,411,559	124,594	$(5,953,063)	(90,244)	$2,685,997	53,249
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	360

International Growth and Income Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$21,760	1,847	$836	64	$(11,542)	(986)	$11,054	925
Class 1A	1,735	146	211	17	(982)	(83)	964	80
Class 2	6,438	538	4,052	319	(32,846)	(2,832)	(22,356)	(1,975)
Class 4	40,773	3,574	4,102	330	(56,151)	(4,650)	(11,276)	(746)
Total net increase (decrease)	$70,706	6,105	$9,201	730	$(101,521)	(8,551)	$(21,614)	(1,716)
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)
Capital Income Builder
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$85,393	6,373	$25,206	1,809	$(99,423)	(7,387)	$11,176	795
Class 1A	2,260	165	416	30	(1,912)	(141)	764	54
Class 2	2,677	195	618	44	(1,985)	(147)	1,310	92
Class 4	124,148	9,183	19,776	1,420	(100,988)	(7,397)	42,936	3,206
Total net increase (decrease)	$214,478	15,916	$46,016	3,303	$(204,308)	(15,072)	$56,186	4,147
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849
Refer to the end of the table(s) for footnote(s).

361	American Funds Insurance Series

Asset Allocation Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$294,441	11,354	$1,457,889	56,910	$(2,784,021)	(104,912)	$(1,031,691)	(36,648)
Class 1A	12,382	473	4,101	161	(5,261)	(199)	11,222	435
Class 2	79,938	3,065	392,837	15,618	(657,596)	(25,193)	(184,821)	(6,510)
Class 3	598	23	2,965	116	(2,207)	(84)	1,356	55
Class 4	385,083	14,916	612,040	24,612	(768,899)	(29,799)	228,224	9,729
Total net increase (decrease)	$772,442	29,831	$2,469,832	97,417	$(4,217,984)	(160,187)	$(975,710)	(32,939)
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)
American Funds Global Balanced Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$6,531	484	$5,082	376	$(20,431)	(1,505)	$(8,818)	(645)
Class 1A	829	60	212	16	(593)	(44)	448	32
Class 2	4,258	313	7,557	564	(29,048)	(2,132)	(17,233)	(1,255)
Class 4	52,129	3,887	8,574	652	(21,417)	(1,605)	39,286	2,934
Total net increase (decrease)	$63,747	4,744	$21,425	1,608	$(71,489)	(5,286)	$13,683	1,066
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	362

The Bond Fund of America
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$967,884	101,560	$301,425	31,796	$(1,549,531)	(162,304)	$(280,222)	(28,948)
Class 1A	78,228	8,287	12,103	1,287	(20,799)	(2,206)	69,532	7,368
Class 2	95,476	10,155	115,204	12,362	(327,900)	(34,938)	(117,220)	(12,421)
Class 4	277,694	29,681	56,394	6,089	(125,920)	(13,500)	208,168	22,270
Total net increase (decrease)	$1,419,282	149,683	$485,126	51,534	$(2,024,150)	(212,948)	$(119,742)	(11,731)
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865
Capital World Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$81,146	7,964	$19,172	1,887	$(113,554)	(11,168)	$(13,236)	(1,317)
Class 1A	6,629	658	837	83	(19,119)	(1,921)	(11,653)	(1,180)
Class 2	78,645	7,818	22,086	2,199	(148,416)	(14,851)	(47,685)	(4,834)
Class 4	24,427	2,456	2,211	224	(9,368)	(946)	17,270	1,734
Total net increase (decrease)	$190,847	18,896	$44,306	4,393	$(290,457)	(28,886)	$(55,304)	(5,597)
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)
Refer to the end of the table(s) for footnote(s).

363	American Funds Insurance Series

American High-Income Trust
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$34,287	3,728	$16,202	1,746	$(29,101)	(3,085)	$21,388	2,389
Class 1A	5,913	617	438	47	(1,640)	(174)	4,711	490
Class 2	34,261	3,735	34,272	3,796	(79,188)	(8,621)	(10,655)	(1,090)
Class 3	292	31	495	53	(1,072)	(113)	(285)	(29)
Class 4	121,429	11,743	12,704	1,244	(57,610)	(5,614)	76,523	7,373
Total net increase (decrease)	$196,182	19,854	$64,111	6,886	$(168,611)	(17,607)	$91,682	9,133
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227
American Funds Mortgage Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$422	45	$803	85	$(161)	(17)	$1,064	113
Class 1A	765	83	136	15	(381)	(41)	520	57
Class 2	2,443	262	1,703	184	(6,870)	(736)	(2,724)	(290)
Class 4	17,888	1,929	2,473	270	(8,887)	(963)	11,474	1,236
Total net increase (decrease)	$21,518	2,319	$5,115	554	$(16,299)	(1,757)	$10,334	1,116
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	364

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$12,058	1,051	$1,510	134	$(16,422)	(1,436)	$(2,854)	(251)
Class 1A	—	—	5	— [2]	—	—	5	— [2]
Class 2	56,142	5,069	9,131	838	(94,607)	(8,552)	(29,334)	(2,645)
Class 3	305	27	156	14	(904)	(81)	(443)	(40)
Class 4	54,897	4,953	2,138	195	(54,897)	(4,931)	2,138	217
Total net increase (decrease)	$123,402	11,100	$12,940	1,181	$(166,830)	(15,000)	$(30,488)	(2,719)
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176	$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1	—	—	6	1
Class 2	57,235	5,128	12,858	1,175	(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19	(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233	(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604	$(144,480)	(12,863)	$(33,462)	(2,956)
U.S. Government Securities Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class 1	$69,757	7,044	$11,280	1,145	$(96,647)	(9,743)	$(15,610)	(1,554)
Class 1A	34,073	3,475	12,377	1,264	(41,345)	(4,222)	5,105	517
Class 2	118,543	12,052	44,750	4,609	(191,505)	(19,527)	(28,212)	(2,866)
Class 3	420	42	212	22	(877)	(88)	(245)	(24)
Class 4	114,384	11,659	10,129	1,045	(86,038)	(8,789)	38,475	3,915
Total net increase (decrease)	$337,177	34,272	$78,748	8,085	$(416,412)	(42,369)	$(487)	(12)
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$906	67	$806	62	$(2,055)	(151)	$(343)	(22)
Class P2	11,175	851	27,821	2,164	(95,981)	(7,085)	(56,985)	(4,070)
Total net increase (decrease)	$12,081	918	$28,627	2,226	$(98,036)	(7,236)	$(57,328)	(4,092)
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)
Refer to the end of the table(s) for footnote(s).

365	American Funds Insurance Series

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$128	15	$30	4	$(215)	(25)	$(57)	(6)
Class P2	3,091	371	1,450	178	(20,067)	(2,311)	(15,526)	(1,762)
Total net increase (decrease)	$3,219	386	$1,480	182	$(20,282)	(2,336)	$(15,583)	(1,768)
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$169	14	$58	5	$(347)	(29)	$(120)	(10)
Class P2	6,854	561	5,902	497	(45,769)	(3,770)	(33,013)	(2,712)
Total net increase (decrease)	$7,023	575	$5,960	502	$(46,116)	(3,799)	$(33,133)	(2,722)
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$28,162	1,984	$112,468	8,142	$(296,821)	(20,511)	$(156,191)	(10,385)
Class P2	3,550	249	15,647	1,145	(47,556)	(3,301)	(28,359)	(1,907)
Total net increase (decrease)	$31,712	2,233	$128,115	9,287	$(344,377)	(23,812)	$(184,550)	(12,292)
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	366

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class P1	$26	2	$1,070	86	$(494)	(38)	$602	50
Class P2	18,388	1,464	167,196	13,947	(771,163)	(60,543)	(585,579)	(45,132)
Total net increase (decrease)	$18,414	1,466	$168,266	14,033	$(771,657)	(60,581)	$(584,977)	(45,082)
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations.
11. Ownership concentration

At December 31, 2025, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 16% and 12% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 16% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.
In addition, American Funds Insurance Series - Managed Risk Growth Portfolio held aggregate ownership of 88% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.
12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2025 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,656,642	$1,452,423	$13,253,467	$4,365,483	$1,743,062	$4,143,311
Sales of investment securities*	4,157,232	1,904,785	15,938,916	5,008,755	1,945,071	4,942,962
Non-U.S. taxes paid on dividend income	6,075	1,809	5,326	13,842	6,486	1,223
Non-U.S. taxes (refunded) paid on interest income	13	(4)	—	—	73	—
Non-U.S. taxes refunded (paid) on realized gains	(575)	6,710	—	10,979	6,156	—
Non-U.S. taxes provided on unrealized appreciation	4,050	16,423	—	26,206	18,398	—

Refer to the end of the table(s) for footnote(s).

367	American Funds Insurance Series

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$120,447	$858,369	$10,813,388	$175,002	$768,196	$19,856,310
Sales of investment securities*	40,880	1,049,450	14,833,476	191,476	769,516	23,654,064
Non-U.S. taxes paid on dividend income	—	1,944	4,363	879	1,935	4,168
Non-U.S. taxes (refunded) paid on interest income	—	3	—	—	—	—
Non-U.S. taxes refunded (paid) on realized gains	—	170	—	27	150	—
Non-U.S. taxes provided on unrealized appreciation	—	679	—	253	427	—

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Purchases of investment securities*	$317,783	$12,490,283	$1,356,541	$445,624	$450,360	$—
Sales of investment securities*	335,715	13,383,953	1,521,836	359,070	448,538	—
Non-U.S. taxes paid on dividend income	359	—	—	(9)	—	—
Non-U.S. taxes (refunded) paid on interest income	2	8	65	—	—	—
Non-U.S. taxes refunded (paid) on realized gains	163	—	384	—	—	—
Non-U.S. taxes provided on unrealized appreciation	166	—	133	—	—	—

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$3,759,879	$157,397	$17,979	$65,380	$583,778	$267,997
Sales of investment securities*	3,982,540	225,452	40,733	93,964	664,906	889,458
*
Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.

American Funds Insurance Series	368

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
12/31/2025	$36.91	$.44	$6.92	$7.36	$(.60 )	$(4.88)	$(5.48)	$38.79	21.98%	$4,115	.52%	.42%	1.18%
12/31/2024	33.92	.44	4.29	4.73	(.67 )	(1.07)	(1.74)	36.91	13.94	3,589.52		.41	1.20
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
Class 1A:
12/31/2025	36.70	.30	6.90	7.20	(.55 )	(4.88)	(5.43)	38.47	21.63	66.77		.67	.81
12/31/2024	33.74	.35	4.26	4.61	(.58 )	(1.07)	(1.65)	36.70	13.67	20.77		.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
Class 2:
12/31/2025	36.37	.34	6.79	7.13	(.51 )	(4.88)	(5.39)	38.11	21.62	3,725.77		.67	.93
12/31/2024	33.44	.35	4.22	4.57	(.57 )	(1.07)	(1.64)	36.37	13.68	3,512.77		.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
Class 4:
12/31/2025	35.93	.24	6.70	6.94	(.44 )	(4.88)	(5.32)	37.55	21.34	1,225	1.02	.92	.67
12/31/2024	33.08	.25	4.18	4.43	(.51 )	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
Refer to the end of the table(s) for footnote(s).

369	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
12/31/2025	$18.15	$.16	$2.50	$2.66	$(.10 )	$(.40 )	$(.50 )	$20.31	14.89%	$784	.70%	.65%	.84%
12/31/2024	18.57	.12	.34	.46	(.23 )	(.65 )	(.88 )	18.15	2.59	942.70		.67	.66
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
Class 1A:
12/31/2025	17.88	.11	2.46	2.57	(.06 )	(.40 )	(.46 )	19.99	14.63	6.95		.90	.58
12/31/2024	18.31	.07	.34	.41	(.19 )	(.65 )	(.84 )	17.88	2.34	5.95		.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [4]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [5]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
Class 2:
12/31/2025	17.05	.10	2.35	2.45	(.06 )	(.40 )	(.46 )	19.04	14.64	1,757.95		.90	.58
12/31/2024	17.50	.07	.32	.39	(.19 )	(.65 )	(.84 )	17.05	2.33	1,733.95		.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [4]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [5]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
Class 4:
12/31/2025	17.01	.05	2.35	2.40	(.04 )	(.40 )	(.44 )	18.97	14.33	407	1.20	1.15	.31
12/31/2024	17.46	.03	.32	.35	(.15 )	(.65 )	(.80 )	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [4]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	370

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
12/31/2025	$127.47	$.36	$24.17	$24.53	$(.33 )	$(10.61)	$(10.94)	$141.06	20.54%	$25,168	.34%	.27%
12/31/2024	99.44	.51	30.78	31.29	(.67 )	(2.59)	(3.26)	127.47	31.96	21,469.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
Class 1A:
12/31/2025	126.11	.03	23.86	23.89	(.21 )	(10.61)	(10.82)	139.18	20.24	458.59		.02
12/31/2024	98.46	.22	30.43	30.65	(.41 )	(2.59)	(3.00)	126.11	31.61	377.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
Class 2:
12/31/2025	125.79	.03	23.80	23.83	(.21 )	(10.61)	(10.82)	138.80	20.24	21,576.59		.02
12/31/2024	98.20	.22	30.34	30.56	(.38 )	(2.59)	(2.97)	125.79	31.61	20,386.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
Class 3:
12/31/2025	128.88	.13	24.42	24.55	(.22 )	(10.61)	(10.83)	142.60	20.32	293.52		.09
12/31/2024	100.54	.30	31.09	31.39	(.46 )	(2.59)	(3.05)	128.88	31.70	276.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
Class 4:
12/31/2025	122.38	(.29 )	23.08	22.79	(.17 )	(10.61)	(10.78)	134.39	19.93	7,184.84		(.23 )
12/31/2024	95.70	(.06 )	29.52	29.46	(.19 )	(2.59)	(2.78)	122.38	31.29	5,195.84		(.06 )
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
Refer to the end of the table(s) for footnote(s).

371	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
12/31/2025	$17.84	$.35	$4.47	$4.82	$(.33 )	$—	$(.33 )	$22.33	27.04%	$3,364	.53%	1.79%
12/31/2024	17.50	.23	.38	.61	(.27 )	—	(.27 )	17.84	3.40	3,080.52		1.26
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
Class 1A:
12/31/2025	17.75	.30	4.43	4.73	(.28 )	—	(.28 )	22.20	26.68	17.78		1.50
12/31/2024	17.41	.18	.38	.56	(.22 )	—	(.22 )	17.75	3.17	13.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
Class 2:
12/31/2025	17.75	.30	4.44	4.74	(.27 )	—	(.27 )	22.22	26.77	3,481.78		1.54
12/31/2024	17.41	.19	.37	.56	(.22 )	—	(.22 )	17.75	3.16	3,238.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
Class 3:
12/31/2025	17.90	.32	4.48	4.80	(.29 )	—	(.29 )	22.41	26.85	16.71		1.61
12/31/2024	17.56	.20	.37	.57	(.23 )	—	(.23 )	17.90	3.19	15.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
Class 4:
12/31/2025	17.46	.25	4.36	4.61	(.24 )	—	(.24 )	21.83	26.41	574	1.03	1.26
12/31/2024	17.13	.14	.37	.51	(.18 )	—	(.18 )	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	372

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
12/31/2025	$26.67	$.49	$6.93	$7.42	$(.41 )	$(1.21)	$(1.62)	$32.47	28.60%	$2,103	.65%	.58%	1.66%
12/31/2024	25.48	.43	1.32	1.75	(.44 )	(.12 )	(.56 )	26.67	6.86	1,800.64		.57	1.60
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
Class 1A:
12/31/2025	26.53	.37	6.93	7.30	(.37 )	(1.21)	(1.58)	32.25	28.27	32.90		.83	1.25
12/31/2024	25.36	.36	1.31	1.67	(.38 )	(.12 )	(.50 )	26.53	6.58	12.89		.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
Class 2:
12/31/2025	26.33	.41	6.84	7.25	(.34 )	(1.21)	(1.55)	32.03	28.29	941.90		.83	1.41
12/31/2024	25.17	.36	1.30	1.66	(.38 )	(.12 )	(.50 )	26.33	6.55	791.89		.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
Class 4:
12/31/2025	26.09	.33	6.77	7.10	(.27 )	(1.21)	(1.48)	31.71	27.92	971	1.15	1.08	1.16
12/31/2024	24.95	.29	1.28	1.57	(.31 )	(.12 )	(.43 )	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
Refer to the end of the table(s) for footnote(s).

373	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
12/31/2025	$16.86	$.29	$2.52	$2.81	$(.29 )	$(1.20)	$(1.49)	$18.18	17.50%	$6,435	.41%	.26%	1.66%
12/31/2024	14.49	.29	2.51	2.80	(.30 )	(.13 )	(.43 )	16.86	19.40	6,269.41		.26	1.78
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
Class 1A:
12/31/2025	16.79	.24	2.51	2.75	(.25 )	(1.20)	(1.45)	18.09	17.21	38.66		.51	1.41
12/31/2024	14.43	.25	2.50	2.75	(.26 )	(.13 )	(.39 )	16.79	19.15	29.66		.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
Class 2:
12/31/2025	16.53	.24	2.46	2.70	(.24 )	(1.20)	(1.44)	17.79	17.21	3,148.66		.51	1.41
12/31/2024	14.21	.24	2.47	2.71	(.26 )	(.13 )	(.39 )	16.53	19.14	3,002.66		.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
Class 4:
12/31/2025	16.34	.20	2.42	2.62	(.21 )	(1.20)	(1.41)	17.55	16.90	2,353.91		.76	1.16
12/31/2024	14.06	.20	2.44	2.64	(.23 )	(.13 )	(.36 )	16.34	18.85	1,766.91		.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	374

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Small and Mid Cap Equity Fund
Class 1:
12/31/2025	$9.71	$.10	$1.45	$1.55	$(.05 )	$— [4]	$(.05 )	$11.21	15.95%	$88	.59%	.54%	.87%
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8]	— [9]	.59 [10]	.54 [10]	.72 [10]
Class 1A:
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [4]	(.04 )	11.21	15.93 [11]	— [9]	.68 [11]	.54 [11]	.74 [11]
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,11]	— [9]	.59 [10,11]	.54 [10,11]	.72 [10,11]
Class 2:
12/31/2025	9.71	.08	1.46	1.54	(.04 )	— [4]	(.04 )	11.21	15.93 [11]	— [9]	.68 [11]	.54 [11]	.74 [11]
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.81)[8,11]	— [9]	.59 [10,11]	.54 [10,11]	.72 [10,11]
Class 4:
12/31/2025	9.71	.07	1.47	1.54	(.03 )	— [4]	(.03 )	11.22	15.88	12.77		.63	.64
12/31/2024[6,7]	10.00	.01	(.29 )	(.28 )	(.01 )	—	(.01 )	9.71	(2.82)[8,11]	15	.59 [10,11]	.55 [10,11]	.71 [10,11]
Refer to the end of the table(s) for footnote(s).

375	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
12/31/2025	$15.53	$.29	$3.51	$3.80	$(.28 )	$(.61 )	$(.89 )	$18.44	25.16%	$622	.52%	.42%	1.70%
12/31/2024	13.85	.27	1.71	1.98	(.30 )	—	(.30 )	15.53	14.24	597.52		.42	1.75
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
Class 1A:
12/31/2025	15.44	.24	3.48	3.72	(.24 )	(.61 )	(.85 )	18.31	24.79	12.77		.67	1.43
12/31/2024	13.77	.23	1.70	1.93	(.26 )	—	(.26 )	15.44	14.00	8.77		.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
Class 2:
12/31/2025	15.49	.24	3.50	3.74	(.24 )	(.61 )	(.85 )	18.38	24.80	1,090.77		.67	1.45
12/31/2024	13.81	.23	1.71	1.94	(.26 )	—	(.26 )	15.49	14.00	1,015.77		.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
Class 4:
12/31/2025	15.08	.19	3.40	3.59	(.21 )	(.61 )	(.82 )	17.85	24.46	363	1.02	.92	1.18
12/31/2024	13.46	.18	1.67	1.85	(.23 )	—	(.23 )	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	376

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
12/31/2025	$69.59	$.78	$10.25	$11.03	$(.76 )	$(12.13)	$(12.89)	$67.73	18.37%	$25,780	.28%	1.17%
12/31/2024	59.26	.84	13.33	14.17	(.89 )	(2.95)	(3.84)	69.59	24.55	24,476.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
Class 1A:
12/31/2025	69.10	.61	10.14	10.75	(.61 )	(12.13)	(12.74)	67.11	18.06	54.53		.92
12/31/2024	58.88	.67	13.24	13.91	(.74 )	(2.95)	(3.69)	69.10	24.25	44.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
Class 2:
12/31/2025	68.38	.60	10.03	10.63	(.60 )	(12.13)	(12.73)	66.28	18.06	14,357.53		.92
12/31/2024	58.30	.66	13.10	13.76	(.73 )	(2.95)	(3.68)	68.38	24.23	13,882.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
Class 3:
12/31/2025	69.76	.66	10.26	10.92	(.64 )	(12.13)	(12.77)	67.91	18.13	163.46		.99
12/31/2024	59.40	.72	13.36	14.08	(.77 )	(2.95)	(3.72)	69.76	24.32	155.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
Class 4:
12/31/2025	67.14	.43	9.80	10.23	(.47 )	(12.13)	(12.60)	64.77	17.77	3,273.78		.67
12/31/2024	57.34	.49	12.86	13.35	(.60 )	(2.95)	(3.55)	67.14	23.93	2,698.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
Refer to the end of the table(s) for footnote(s).

377	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
12/31/2025	$10.19	$.33	$3.31	$3.64	$(.34 )	$—	$(.34 )	$13.49	35.83%	$35	.57%	.57%	2.68%
12/31/2024	10.10	.28	.10	.38	(.29 )	—	(.29 )	10.19	3.64	17.57		.57	2.62
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
Class 1A:
12/31/2025	9.91	.28	3.21	3.49	(.31 )	—	(.31 )	13.09	35.35	9.81		.81	2.40
12/31/2024	9.83	.24	.10	.34	(.26 )	—	(.26 )	9.91	3.39	6.82		.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
Class 2:
12/31/2025	9.91	.28	3.22	3.50	(.31 )	—	(.31 )	13.10	35.41	172.81		.81	2.44
12/31/2024	9.82	.25	.10	.35	(.26 )	—	(.26 )	9.91	3.48	150.82		.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
Class 4:
12/31/2025	9.74	.25	3.16	3.41	(.28 )	—	(.28 )	12.87	35.09	189	1.06	1.06	2.18
12/31/2024	9.67	.22	.09	.31	(.24 )	—	(.24 )	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	378

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
12/31/2025	$12.39	$.45	$2.09	$2.54	$(.44 )	$—	$(.44 )	$14.49	20.69%	$841	.40%	.27%	3.29%
12/31/2024	11.63	.42	.79	1.21	(.45 )	—	(.45 )	12.39	10.45	709.40		.27	3.44
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
Class 1A:
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.42	15.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	13.65		.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
Class 2:
12/31/2025	12.38	.41	2.10	2.51	(.41 )	—	(.41 )	14.48	20.41	23.65		.52	3.04
12/31/2024	11.62	.39	.79	1.18	(.42 )	—	(.42 )	12.38	10.19	18.65		.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
Class 4:
12/31/2025	12.36	.38	2.09	2.47	(.37 )	—	(.37 )	14.46	20.16	781.90		.77	2.79
12/31/2024	11.60	.36	.79	1.15	(.39 )	—	(.39 )	12.36	9.93	629.90		.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
Refer to the end of the table(s) for footnote(s).

379	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
12/31/2025	$26.04	$.59	$3.39	$3.98	$(.60 )	$(1.91)	$(2.51)	$27.51	16.16%	$15,919	.30%	2.24%
12/31/2024	23.86	.60	3.29	3.89	(.61 )	(1.10)	(1.71)	26.04	16.73	16,023.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
Class 1A:
12/31/2025	25.88	.52	3.36	3.88	(.54 )	(1.91)	(2.45)	27.31	15.86	56.55		1.98
12/31/2024	23.74	.54	3.26	3.80	(.56 )	(1.10)	(1.66)	25.88	16.41	42.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
Class 2:
12/31/2025	25.65	.52	3.32	3.84	(.53 )	(1.91)	(2.44)	27.05	15.85	4,401.55		1.99
12/31/2024	23.53	.53	3.24	3.77	(.55 )	(1.10)	(1.65)	25.65	16.44	4,340.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
Class 3:
12/31/2025	26.08	.55	3.38	3.93	(.55 )	(1.91)	(2.46)	27.55	15.94	35.48		2.06
12/31/2024	23.90	.56	3.29	3.85	(.57 )	(1.10)	(1.67)	26.08	16.52	32.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
Class 4:
12/31/2025	25.41	.45	3.29	3.74	(.47 )	(1.91)	(2.38)	26.77	15.59	7,264.80		1.74
12/31/2024	23.34	.46	3.20	3.66	(.49 )	(1.10)	(1.59)	25.41	16.11	6,649.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	380

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
12/31/2025	$12.96	$.36	$1.84	$2.20	$(.22 )	$(.53 )	$(.75 )	$14.41	17.42%	$97	.52%	.51%	2.63%
12/31/2024	12.37	.34	.52	.86	(.27 )	—	(.27 )	12.96	6.90	95.52		.51	2.63
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
Class 1A:
12/31/2025	12.87	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.31	17.21	4.78		.76	2.36
12/31/2024	12.30	.30	.51	.81	(.24 )	—	(.24 )	12.87	6.57	4.78		.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
Class 2:
12/31/2025	12.89	.32	1.84	2.16	(.19 )	(.53 )	(.72 )	14.33	17.14	147.77		.76	2.38
12/31/2024	12.31	.31	.50	.81	(.23 )	—	(.23 )	12.89	6.58	149.77		.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
Class 4:
12/31/2025	12.66	.28	1.82	2.10	(.17 )	(.53 )	(.70 )	14.06	16.96	202	1.03	1.01	2.10
12/31/2024	12.10	.27	.50	.77	(.21 )	—	(.21 )	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
Refer to the end of the table(s) for footnote(s).

381	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
12/31/2025	$9.27	$.43	$.25	$.68	$(.43 )	$—	$(.43 )	$9.52	7.40%	$6,909	.39%	.24%	4.54%
12/31/2024	9.54	.44	(.29 )	.15	(.42 )	—	(.42 )	9.27	1.50	6,992.39		.24	4.60
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
Class 1A:
12/31/2025	9.20	.41	.25	.66	(.41 )	—	(.41 )	9.45	7.24	297.64		.49	4.28
12/31/2024	9.47	.41	(.29 )	.12	(.39 )	—	(.39 )	9.20	1.23	221.64		.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
Class 2:
12/31/2025	9.12	.40	.26	.66	(.41 )	—	(.41 )	9.37	7.26	2,724.64		.49	4.29
12/31/2024	9.40	.41	(.30 )	.11	(.39 )	—	(.39 )	9.12	1.16	2,766.64		.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
Class 4:
12/31/2025	9.07	.38	.25	.63	(.39 )	—	(.39 )	9.31	6.98	1,426.89		.74	4.04
12/31/2024	9.35	.38	(.29 )	.09	(.37 )	—	(.37 )	9.07	.98	1,188.89		.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	382

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
12/31/2025	$9.63	$.41	$.51	$.92	$(.33 )	$—	$(.33 )	$10.22	9.55%	$611	.48%	.48%	4.07%
12/31/2024	10.16	.42	(.70 )	(.28 )	(.25 )	—	(.25 )	9.63	(2.76)	588.48		.48	4.20
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
Class 1A:
12/31/2025	9.54	.39	.50	.89	(.30 )	—	(.30 )	10.13	9.31	30.73		.73	3.84
12/31/2024	10.08	.40	(.69 )	(.29 )	(.25 )	—	(.25 )	9.54	(2.97)	39.74		.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
Class 2:
12/31/2025	9.52	.38	.50	.88	(.30 )	—	(.30 )	10.10	9.39	758.73		.73	3.82
12/31/2024	10.03	.39	(.69 )	(.30 )	(.21 )	—	(.21 )	9.52	(3.04)	761.73		.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
Class 4:
12/31/2025	9.37	.35	.49	.84	(.28 )	—	(.28 )	9.93	9.03	81.98		.98	3.56
12/31/2024	9.88	.36	(.68 )	(.32 )	(.19 )	—	(.19 )	9.37	(3.32)	60.98		.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
Refer to the end of the table(s) for footnote(s).

383	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
12/31/2025	$9.19	$.64	$.13	$.77	$(.63 )	$—	$(.63 )	$9.33	8.52%	$255	.45%	.33%	6.81%
12/31/2024	8.94	.65	.24	.89	(.64 )	—	(.64 )	9.19	9.92	229.45		.32	6.96
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
Class 1A:
12/31/2025	9.15	.61	.13	.74	(.62 )	—	(.62 )	9.27	8.19	8.70		.58	6.50
12/31/2024	8.90	.62	.25	.87	(.62 )	—	(.62 )	9.15	9.73	3.70		.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
Class 2:
12/31/2025	8.96	.60	.13	.73	(.61 )	—	(.61 )	9.08	8.24	533.70		.58	6.57
12/31/2024	8.73	.61	.23	.84	(.61 )	—	(.61 )	8.96	9.67	536.70		.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
Class 3:
12/31/2025	9.25	.63	.13	.76	(.62 )	—	(.62 )	9.39	8.26	8.63		.51	6.64
12/31/2024	8.99	.63	.25	.88	(.62 )	—	(.62 )	9.25	9.79	8.63		.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
Class 4:
12/31/2025	10.07	.65	.14	.79	(.59 )	—	(.59 )	10.27	7.93	235.95		.83	6.29
12/31/2024	9.75	.65	.27	.92	(.60 )	—	(.60 )	10.07	9.39	156.95		.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	384

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
12/31/2025	$9.08	$.46	$.34	$.80	$(.42 )	$—	$(.42 )	$9.46	8.92%	$19	.39%	.32%	4.84%
12/31/2024	9.44	.47	(.38 )	.09	(.45 )	—	(.45 )	9.08	.93	17.39		.31	5.04
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
Class 1A:
12/31/2025	8.96	.43	.33	.76	(.40 )	—	(.40 )	9.32	8.57	3.64		.57	4.59
12/31/2024	9.32	.44	(.37 )	.07	(.43 )	—	(.43 )	8.96	.74	3.64		.56	4.78
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
Class 2:
12/31/2025	8.98	.43	.34	.77	(.40 )	—	(.40 )	9.35	8.63	41.64		.56	4.60
12/31/2024	9.34	.45	(.38 )	.07	(.43 )	—	(.43 )	8.98	.68	42.64		.56	4.79
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
Class 4:
12/31/2025	8.86	.40	.33	.73	(.38 )	—	(.38 )	9.21	8.32	63.89		.82	4.33
12/31/2024	9.23	.42	(.38 )	.04	(.41 )	—	(.41 )	8.86	.35	49.89		.82	4.53
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
Refer to the end of the table(s) for footnote(s).

385	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
12/31/2025	$11.31	$.46	$.01	$.47	$(.50 )	$—	$(.50 )	$11.28	4.15%	$36	.31%	4.01%
12/31/2024	11.35	.58	(.01 )	.57	(.61 )	—	(.61 )	11.31	5.08	39.30		4.98
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
Class 1A:
12/31/2025	11.31	.43	.01	.44	(.47 )	—	(.47 )	11.28	3.92	— [9]	.53	3.78
12/31/2024	11.35	.55	— [4]	.55	(.59 )	—	(.59 )	11.31	4.86	— [9]	.53	4.74
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [9]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [9]	.31	1.40
12/31/2021	11.31	(.03 )	— [4]	(.03 )	—	—	—	11.28	(.27 )	— [9]	.36	(.28 )
Class 2:
12/31/2025	10.93	.42	— [4]	.42	(.47 )	—	(.47 )	10.88	3.83	215.56		3.77
12/31/2024	10.98	.53	— [4]	.53	(.58 )	—	(.58 )	10.93	4.89	245.55		4.73
12/31/2023	11.00	.51	— [4]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [4]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [4]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
Class 3:
12/31/2025	11.08	.43	— [4]	.43	(.48 )	—	(.48 )	11.03	3.86	4.49		3.84
12/31/2024	11.13	.54	— [4]	.54	(.59 )	—	(.59 )	11.08	4.91	4.48		4.79
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [4]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [4]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
Class 4:
12/31/2025	11.00	.39	— [4]	.39	(.43 )	—	(.43 )	10.96	3.59	53.81		3.52
12/31/2024	11.05	.50	.01	.51	(.56 )	—	(.56 )	11.00	4.62	51.80		4.47
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	386

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
12/31/2025	$9.59	$.43	$.33	$.76	$(.45 )	$—	$(.45 )	$9.90	8.01%	$261	.33%	.26%	4.35%
12/31/2024	9.91	.45	(.35 )	.10	(.42 )	—	(.42 )	9.59	.99	268.33		.27	4.53
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
Class 1A:
12/31/2025	9.53	.41	.33	.74	(.43 )	—	(.43 )	9.84	7.80	300.58		.51	4.10
12/31/2024	9.87	.42	(.35 )	.07	(.41 )	—	(.41 )	9.53	.70	286.58		.51	4.23
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
Class 2:
12/31/2025	9.46	.40	.33	.73	(.43 )	—	(.43 )	9.76	7.75	1,056.58		.51	4.10
12/31/2024	9.78	.42	(.34 )	.08	(.40 )	—	(.40 )	9.46	.75	1,051.58		.52	4.28
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
Class 3:
12/31/2025	9.62	.42	.32	.74	(.43 )	—	(.43 )	9.93	7.78	5.51		.44	4.17
12/31/2024	9.94	.43	(.35 )	.08	(.40 )	—	(.40 )	9.62	.79	5.51		.44	4.35
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
Class 4:
12/31/2025	9.44	.38	.33	.71	(.41 )	—	(.41 )	9.74	7.54	255.83		.76	3.85
12/31/2024	9.77	.39	(.34 )	.05	(.38 )	—	(.38 )	9.44	.44	210.83		.77	4.02
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
Refer to the end of the table(s) for footnote(s).

387	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
12/31/2025	$13.35	$.06	$1.67	$1.73	$(.25 )	$(.57 )	$(.82 )	$14.26	13.63%	$14	.38%	.36%	.67%	.47%
12/31/2024	10.86	.10	2.48	2.58	(.09 )	—	(.09 )	13.35	23.82	14.42		.37	.69	.81
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
Class P2:
12/31/2025	13.19	.03	1.66	1.69	(.19 )	(.57 )	(.76 )	14.12	13.41	491.63		.62	.93	.21
12/31/2024	10.73	.06	2.46	2.52	(.06 )	—	(.06 )	13.19	23.50	513.67		.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
Managed Risk International Fund
Class P1:
12/31/2025	$8.23	$.14	$1.10	$1.24	$(.13 )	$—	$(.13 )	$9.34	15.33%	$2	.41%	.36%	.83%	1.58%
12/31/2024	8.36	.13	(.12 )	.01	(.14 )	—	(.14 )	8.23	(.05 )	2.46		.37	.84	1.50
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
Class P2:
12/31/2025	8.18	.10	1.12	1.22	(.11 )	—	(.11 )	9.29	15.09	111.68		.63	1.10	1.23
12/31/2024	8.32	.10	(.13 )	(.03 )	(.11 )	—	(.11 )	8.18	(.45 )	112.72		.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2025	$11.76	$.20	$1.07	$1.27	$(.26 )	$—	$(.26 )	$12.77	10.95%	$3	.37%	.36%	.61%	1.64%
12/31/2024	10.50	.20	1.28	1.48	(.22 )	—	(.22 )	11.76	14.20	3.41		.36	.61	1.80
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
Class P2:
12/31/2025	11.69	.16	1.07	1.23	(.23 )	—	(.23 )	12.69	10.65	312.64		.63	.88	1.34
12/31/2024	10.43	.17	1.28	1.45	(.19 )	—	(.19 )	11.69	13.99	319.68		.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series	388

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
12/31/2025	$14.35	$.20	$1.36	$1.56	$(.34 )	$(.56 )	$(.90 )	$15.01	11.45%	$1,834	.37%	.36%	.63%	1.35%
12/31/2024	12.53	.21	2.02	2.23	(.23 )	(.18 )	(.41 )	14.35	18.03	1,903.41		.36	.63	1.55
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
Class P2:
12/31/2025	14.25	.16	1.35	1.51	(.30 )	(.56 )	(.86 )	14.90	11.17	258.62		.61	.88	1.10
12/31/2024	12.45	.17	2.01	2.18	(.20 )	(.18 )	(.38 )	14.25	17.69	274.66		.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
Managed Risk Asset Allocation Fund
Class P1:
12/31/2025	$13.20	$.26	$1.22	$1.48	$(.39 )	$(.83 )	$(1.22)	$13.46	12.01%	$13	.38%	.36%	.65%	1.96%
12/31/2024	11.90	.29	1.45	1.74	(.27 )	(.17 )	(.44 )	13.20	14.90	12.41		.36	.65	2.28
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
Class P2:
12/31/2025	12.78	.17	1.22	1.39	(.34 )	(.83 )	(1.17)	13.00	11.67	1,463.63		.61	.90	1.30
12/31/2024	11.53	.22	1.44	1.66	(.24 )	(.17 )	(.41 )	12.78	14.63	2,014.66		.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
Refer to the end of the table(s) for footnote(s).

389	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[15,16]	Year ended December 31,
	2025[17]	2024	2023	2022	2021
Capital Income Builder	72%	49%	59%	48%	60%
Asset Allocation Fund	72	43	54	42	45
American Funds Global Balanced Fund	57	55	43	111	36
The Bond Fund of America	159	102	129	77	87
Capital World Bond Fund	59	54	110	114	64
American Funds Mortgage Fund	65	52	85	56	38
U.S. Government Securities Fund	44	43	113	77	126
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[15,16]	Year ended December 31,
	2025[17]	2024	2023	2022	2021
Global Growth Fund	45%	41%	29%	29%	18%
Global Small Capitalization Fund	51	47	36	40	29
Growth Fund	27	23	23	29	25
International Fund	63	35	28	42	44
New World Fund	49	55	36	40	43
Washington Mutual Investors Fund	37	31	29	30	90
Capital World Growth and Income Fund	45	34	29	42	85
Growth-Income Fund	27	45	26	25	24
International Growth and Income Fund	48	39	38	48	41
Capital Income Builder	87	107	149	126	93
Asset Allocation Fund	115	129	159	118	124
American Funds Global Balanced Fund	86	141	103	126	39
The Bond Fund of America	247	398	545	415	456
Capital World Bond Fund	106	269	286	188	91
American High-Income Trust	39	45	40	34	56
American Funds Mortgage Fund	421	644	1053	1141	975
U.S. Government Securities Fund	253	398	744	695	433
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [18]
U.S. Small and Mid Cap Equity Fund	82	4 [6,7,8]
Managed Risk Growth Fund	32	14	39	97	32
Managed Risk International Fund	17	11	27	82	24
Managed Risk Washington Mutual Investors Fund	22	8	19	70	16
Managed Risk Growth-Income Fund	29	13	21	67	13
Managed Risk Asset Allocation Fund	15	7	13	48	5

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[8]	Not annualized.
[9]	Amount less than $1 million.
[10]	Annualized.
[11]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insur-
ance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[14]	Unaudited.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Rates exclude in-kind transactions, if any.
[18]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	390

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, U.S. Small and Mid Cap Equity Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (twenty-four of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Global Growth Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021
Global Small Capitalization Fund
Growth Fund
International Fund
New World Fund
Washington Mutual Investors Fund
Capital World Growth and Income Fund
Growth-Income Fund
International Growth and Income Fund
Capital Income Builder
Asset Allocation Fund
American Funds Global Balanced Fund
The Bond Fund of America
Capital World Bond Fund
American High-Income Trust
American Funds Mortgage Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Washington Mutual Investors Fund
Managed Risk Growth-Income Fund
Managed Risk Asset Allocation Fund
U.S. Small and Mid Cap Equity Fund		For the year ended December 31, 2025 and the period November 15, 2024 (commencement of operations) through December 31, 2024

391	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 13, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

American Funds Insurance Series	392

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect PwC’s previous engagement to audit the series’ financial statements for the fiscal year ended December 31, 2025.
PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the series’ Form N-CSR.
During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

393	American Funds Insurance Series

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
6,453,899,830
Total shares voting on November 25, 2025:
5,466,407,300 (84.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	5,306,101,397	97.1%	160,305,903	2.9%
Vanessa C. L. Chang	5,284,613,703	96.7%	181,793,597	3.3%
Francisco G. Cigarroa	5,286,720,803	96.7%	179,686,497	3.3%
Nariman Farvardin	5,280,935,681	96.6%	185,471,619	3.4%
Jennifer C. Feikin	5,301,887,966	97.0%	164,519,334	3.0%
John G. Freund	5,294,548,932	96.9%	171,858,368	3.1%
Leslie Stone Heisz	5,298,606,338	96.9%	167,800,962	3.1%
Sharon I. Meers	5,301,554,248	97.0%	164,853,052	3.0%
William L. Robbins	5,308,925,891	97.1%	157,481,409	2.9%
Kenneth M. Simril	5,304,791,425	97.0%	161,615,875	3.0%
Margaret Spellings	5,296,599,626	96.9%	169,807,674	3.1%
Christopher E. Stone	5,297,067,517	96.9%	169,339,783	3.1%
Alexandra Trower	5,307,205,561	97.1%	159,201,739	2.9%
Paul S. Williams	5,302,164,262	97.0%	164,243,038	3.0%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Funds Insurance Series	394

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

179

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

180

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

181

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in September 2025, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved a proposal to make changes to the existing subadvisory agreement with Massachusetts Financial Services Company (“MFS”) for the International Equity Fund (the “Amended Subadvisory Agreement”) intended to lower the fees payable under the agreement. In arriving at their decision, the Trustees discussed the fees payable to MFS by MML Advisers under the Amended Subadvisory Agreement and the effect of such fees on the profitability to MML Advisers. The Trustees concluded that they were satisfied that MML Advisers’ projected level of profitability due to the Amended Subadvisory Agreement is not excessive and the subadvisory fee amount under the Amended Subadvisory Agreement is fair and reasonable. In their deliberations, the Trustees were advised by independent counsel.
Prior to the vote being taken to approve the Amended Subadvisory Agreement discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
The Amended Subadvisory Agreement became effective on October 1, 2025.
Also at their meeting in September 2025, the Trustees, including the Independent Trustees, approved a new subadvisory agreement (“New Subadvisory Agreement”) with FIAM LLC (“FIAM”) for the Core Plus Bond Fund. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreement. In all of their deliberations, the Trustees were advised by independent counsel.
In reviewing the New Subadvisory Agreement, the Independent Trustees discussed and considered a wide range of information about, among other things: (i) FIAM and its personnel with responsibility for providing services to the Core Plus Bond Fund; (ii) the terms of the New Subadvisory Agreement; (iii) the scope and quality of the services that FIAM will provide under the New Subadvisory Agreement; (iv) the historical investment performance track record of FIAM; and (v) the fees payable to FIAM by MML Advisers, and the effect of such fees on the profitability of MML Advisers.
Prior to the vote being taken to approve the New Subadvisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
Based on the foregoing, the Trustees concluded, with respect to the New Subadvisory Agreement, that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreement, including the anticipated level of MML Advisers’ oversight of the subadvisory process; (ii) MML Advisers’ projected level of profitability due to the New Subadvisory Agreement is not excessive and the subadvisory fee amount under the New Subadvisory Agreement is fair and reasonable; (iii) the investment process and expertise of FIAM appears well-suited to the Core Plus Bond Fund given its investment objectives and policies; and (iv) the terms of the New Subadvisory Agreement are fair and reasonable and are in the best interests of the Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreement.
The New Subadvisory Agreement became effective on November 14, 2025.
Lastly, at their meeting in September 2025, the Trustees, including the Independent Trustees, reviewed and approved changes to the existing subadvisory agreements with MFS for the International Equity Fund, Loomis, Sayles & Company, L.P. for the Large Cap Growth Fund, and American Century Investment Management, Inc. for the Mid Cap Value Fund and Small Company Value Fund, respectively (the “Amended Subadvisory Agreements”) intended to allow for the use of each subadviser’s name in the name of the applicable Fund.
Prior to the votes being taken to approve the Amended Subadvisory Agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
The Amended Subadvisory Agreements became effective on November 14, 2025.

182

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2026 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Attached.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b)(1) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

(b)(2) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2, under the 1940 Act (17 CFR 270.30a-2), and, as applicable, Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	2/24/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	2/24/2026

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	2/24/2026